(2_FIDELITY_LOGOS)(registered trademark)

FIDELITY ADVISOR
ASSET ALLOCATION
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. The Advisor Asset Allocation Fund is already diversified because it invests in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999             LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION         3.70%
- CL A

FIDELITY ADV ASSET ALLOCATION         -2.26%
- CL A   (INCL. 5.75% SALES
CHARGE)

Fidelity Aggressive Composite         4.73%

 S&P 500(registered trademark)        6.81%

 LB Aggregate Bond                    -0.52%

 LB 3 Month T-Bill                    1.92%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix *. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999            LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION        3.70%
- CL T

FIDELITY ADV ASSET ALLOCATION        0.07%
- CL T   (INCL. 3.50% SALES
CHARGE)

Fidelity Aggressive Composite        4.73%

 S&P 500                             6.81%

 LB Aggregate Bond                   -0.52%

 LB 3 Month T-Bill                   1.92%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix *. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999            LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION        3.50%
- CL B

FIDELITY ADV ASSET ALLOCATION        -1.50%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Aggressive Composite        4.73%

 S&P 500                             6.81%

 LB Aggregate Bond                   -0.52%

 LB 3 Month T-Bill                   1.92%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix *. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FIDELITY ADVISOR ASSET ALLOCATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999            LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION        3.50%
- CL C

FIDELITY ADV ASSET ALLOCATION        2.50%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Fidelity Aggressive Composite        4.73%

 S&P 500                             6.81%

 LB Aggregate Bond                   -0.52%

 LB 3 Month T-Bill                   1.92%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix *. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Bullish sentiment surrounding
domestic equity markets for much of
the six-month period that ended
May 31, 1999, was quelled by the
Federal Reserve Board's shift in bias
in mid-May toward raising interest
rates. Signs of continued strength
and emerging inflationary
pressures in the U.S. economy
fueled uncertainty, inducing stock
markets to give back some of their
gains, but not before the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - could lock in
a healthy return of 16.75% for the
period. The technology-laden
NASDAQ returned 26.93%, while
the Standard & Poor's 500 Index
produced a return of 12.61%. The
last two months of the period were
marked by the market's sudden
rotation to economically sensitive
cyclical and out-of-favor value
stocks. The movement away from
large-company growth stocks was
reflected in the rebound of the
small-cap universe, as portrayed by
the Russell 2000 Index, which
outpaced its larger-cap
counterparts in the S&P 500 by a
total of 8.51% for April and May.
Rising interest rates were not
well-received by the taxable-bond
market, as it struggled during the
period. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned
-0.76%. Bond bears were on the
prowl late in the period as a sharp
rise in consumer prices sparked the
worst Treasury sell-off in three
years, pushing bond prices down
and bringing yields up to the
pre-crisis levels of last summer.

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. The fund commenced operations on December 28, 1998. From that date through May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 3.70%, 3.70%, 3.50% and 3.50%, respectively. The Fidelity Aggressive Asset Allocation Composite Index returned 4.73% during the same period. Going forward, we'll look at the fund's performance in six- and 12-month intervals and compare it to its peer group.

Q. WHAT WAS YOUR ALLOCATION STRATEGY DURING THE PERIOD AND HOW DID IT AFFECT PERFORMANCE?

A. The fund's neutral mix of investments typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Having close to 30% of the fund invested in bonds and other short-term investments hurt in an equity-driven market. That being said, a slight emphasis on equities relative to the neutral mix helped performance, as did the fund's exposure to high-yield bond issues.

Q. HOW DID THE FUND'S STOCK SUBPORTFOLIO PERFORM DURING THE PERIOD?

A. Individual security selection within the equity portfolio - which is managed by Brad Lewis - was solid, but a narrow equity market during the early stages of the period proved restrictive. The fund got great results from some of its technology positions, including Sun Microsystems and Lexmark International Group. Sun - which supplies enterprise network computing products - was well-positioned within its field, and Lexmark, a manufacturer of laser and inkjet printers, benefited from increased demand for reasonably priced home and office printers. Through the first couple of months of the period, however, not owning enough of other technology names such as Lucent Technologies hurt. Individual detractors, meanwhile, included names such as Guidant Corp. and Intel. Guidant, which manufactures and markets cardiac-related equipment, was hurt by falling revenues, while chipmaker Intel was negatively affected by price-cutting within the personal computer market.

Q. HOW DID THE BOND PORTION OF THE FUND FARE DURING THE PERIOD?

A. Despite rising interest rates, the fund's high-yield investments - managed by Fred Hoff - performed quite well during the period as yield spreads tightened relative to U.S. Treasuries. In addition, investor perceptions of default risk - a key driver of performance within this sector - were kept at bay due to improving global economies and several domestic interest-rate cuts in the fall of 1998. In terms of individual holdings, the fund's stake in Nextel Communications performed well as the company continued to add wireless subscribers at a rapid rate and also received an equity infusion from Microsoft. Other investments that performed well included Chesapeake Energy and Ocean Energy, each of which benefited as gas and oil prices rebounded. Rising interest rates, however, spelled trouble for the fund's investment-grade bond positions. Charlie Morrison, who manages this portion of the fund, invested primarily in Treasuries during the period. An overall increase in investor confidence, however, lured buyers away from safer Treasuries in favor of higher-yielding alternatives. This, combined with the tighter spreads between high-yield bonds and Treasuries, made for a somewhat flat performance period for the investment-grade subportfolio.

Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS DURING THE PERIOD?

A. Considering the general consensus that interest rates would be headed upward, the manager of this subportfolio - John Todd - focused primarily on short-term repurchase agreements during the period. Repurchase agreements, commonly known as repos - are short-term securities whereby the seller agrees to repurchase the securities at an agreed-upon price and time. The benefit to the fund during the period was that repos offered an effective vehicle in which to invest assets on a temporary basis. They also provided an adequate level of liquidity which, given the interest-rate outlook, was desirable. In fact, some market followers feel the Fed may raise rates more than once in the coming months. As more money comes into the fund and market conditions settle, John will begin to look at other types of money market instruments with varying maturities.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. Through the last couple months of the period, the market began to show signs of increased breadth. Whereas stocks of larger companies dominated in past periods, stocks of smaller companies finally began to perform well. If world economies can continue to improve and more stocks participate in the market's gains, that could play to Fidelity's research strengths.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return
over the long term through
investing in stocks, bonds
and short-term and money
market instruments

START DATE: December 28,
1998

SIZE: as of May 31, 1999,
more than $13 million

MANAGER: Richard Habermann,
since inception; joined
Fidelity in 1968

DICK HABERMANN TALKS ABOUT
HOW THE FUND IS MANAGED:

"The fund's equity, bond and money
market subportfolios are managed
by separate managers. My role
involves making tactical allocation
strategy decisions. While this
process can add value over time, it's
important for investors to
remember that good security
selection within each of the
subportfolios will be the primary
driver of excess returns over time.

"The fund's equity investments are
chosen using a computer-aided
quantitative discipline. From
models, we try to use historical
research and information to identify
stocks with the highest expected
return. In terms of the bond
portfolio, we avoid making any
interest-rate bets. That's a losing
proposition. Instead, we actively
select bonds and take a hands-on
approach to managing the fund's
bond exposure. The fund will
typically be overweighted in
corporate bonds and other
securities, but we also use high-yield
bonds to try to increase the fund's
long-term return and yield. We
also rely heavily on our dedicated
high-yield research group, one of
the largest in the industry.

"The end result, we hope, is an
asset allocation fund that leverages
what Fidelity does best in each of
these sectors."


INVESTMENT SUMMARY




TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 3.4

Philip Morris Companies, Inc.   3.2

Wal-Mart Stores, Inc.           3.2

Guidant Corp.                   2.7

BellSouth Corp.                 2.7

Amgen, Inc.                     2.6

Lucent Technologies, Inc.       2.4

Fannie Mae                      2.3

Morgan Stanley, Dean Witter &   2.3
Co.

American International Group,   2.1
Inc.

TOP TEN MARKET SECTORS
(STOCKS ONLY) AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

FINANCE                         11.7

UTILITIES                       11.7

TECHNOLOGY                      10.2

HEALTH                          9.4

RETAIL & WHOLESALE              8.5

NONDURABLES                     7.8

INDUSTRIAL MACHINERY &          4.7
EQUIPMENT

ENERGY                          3.4

DURABLES                        1.8

MEDIA & LEISURE                 1.7

ASSET ALLOCATION

AS OF MAY 31, 1999 *

Stock class            74%

Bond class             19%

Short-term class        7%

* FOREIGN INVESTMENTS   6%


Row: 1, Col: 1, Value: 74.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 8, Value: 7.0

ASSET ALLOCATION IN THE PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIOD INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 71.8%

                                 SHARES                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        250                  $ 10,563

United Technologies Corp.         1,050                 65,166

                                                        75,729

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Ashland, Inc.                     900                   36,675

CONSTRUCTION & REAL ESTATE -
0.9%

BUILDING MATERIALS - 0.7%

Fortune Brands, Inc.              470                   19,211

Masco Corp.                       2,870                 81,974

                                                        101,185

CONSTRUCTION - 0.2%

Kaufman & Broad Home Corp.        860                   20,748

TOTAL CONSTRUCTION & REAL                               121,933
ESTATE

DURABLES - 1.8%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Ford Motor Co.                    2,880                 164,340

CONSUMER ELECTRONICS - 0.3%

Maytag Corp.                      610                   43,043

TEXTILES & APPAREL - 0.4%

VF Corp.                          1,110                 51,060

TOTAL DURABLES                                          258,443

ENERGY - 3.4%

OIL & GAS - 3.4%

Chevron Corp.                     1,600                 148,300

Coastal Corp. (The)               1,100                 42,419

Exxon Corp.                       650                   51,919

Mobil Corp.                       520                   52,650

Sunoco, Inc.                      600                   18,263

Texaco, Inc.                      2,530                 165,715

                                                        479,266

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINANCE - 11.7%

BANKS - 1.1%

Chase Manhattan Corp.             2,180                $ 158,050

CREDIT & OTHER FINANCE - 0.6%

Citigroup, Inc.                   1,400                 92,750

FEDERAL SPONSORED CREDIT - 3.3%

Fannie Mae                        4,780                 325,040

Freddie Mac                       2,550                 148,697

                                                        473,737

INSURANCE - 4.4%

AFLAC, Inc.                       510                   26,010

Allstate Corp.                    3,690                 134,454

American General Corp.            910                   65,748

American International Group,     2,680                 306,358
Inc.

Lincoln National Corp.            770                   78,348

Nationwide Financial              380                   16,411
Services, Inc. Class A

                                                        627,329

SECURITIES INDUSTRY - 2.3%

Morgan Stanley, Dean Witter &     3,350                 323,275
Co.

TOTAL FINANCE                                           1,675,141

HEALTH - 9.4%

DRUGS & PHARMACEUTICALS - 4.9%

Amgen, Inc. (a)                   5,970                 377,603

Bristol-Myers Squibb Co.          4,280                 293,715

Schering-Plough Corp.             830                   37,402

                                                        708,720

MEDICAL EQUIPMENT & SUPPLIES
- 4.5%

Cardinal Health, Inc.             880                   53,130

Guidant Corp.                     7,770                 388,500

Johnson & Johnson                 2,140                 198,218

                                                        639,848

TOTAL HEALTH                                            1,348,568

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 2.9%

General Electric Co.              2,810                 285,742

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

General Instrument Corp. (a)      690                  $ 26,694

Honeywell, Inc.                   1,020                 96,518

                                                        408,954

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

Ingersoll-Rand Co.                2,560                 163,040

Tyco International Ltd.           1,080                 94,365

                                                        257,405

TOTAL INDUSTRIAL MACHINERY &                            666,359
EQUIPMENT

MEDIA & LEISURE - 1.7%

PUBLISHING - 1.7%

Gannet, Inc.                      730                   52,743

McGraw-Hill Companies, Inc.       3,630                 188,306

                                                        241,049

NONDURABLES - 7.8%

BEVERAGES - 0.9%

Anheuser-Busch Companies,         1,830                 133,704
Inc.

FOODS - 2.5%

Heinz (H.J.) Co.                  3,350                 161,847

Quaker Oats Co.                   2,910                 192,242

                                                        354,089

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               1,200                 59,325

Clorox Co.                        1,070                 108,003

                                                        167,328

TOBACCO - 3.2%

Philip Morris Companies, Inc.     12,060                465,064

TOTAL NONDURABLES                                       1,120,185

RETAIL & WHOLESALE - 8.5%

APPAREL STORES - 0.9%

Gap, Inc.                         1,260                 78,829

TJX Companies, Inc.               1,750                 52,500

                                                        131,329

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - 0.2%

Walgreen Co.                      1,250                $ 29,063

GENERAL MERCHANDISE STORES -
4.4%

Dayton Hudson Corp.               1,940                 122,220

Federated Department Stores,      750                   40,875
Inc. (a)

Wal-Mart Stores, Inc.             10,890                464,186

                                                        627,281

GROCERY STORES - 1.0%

Safeway, Inc. (a)                 3,010                 139,965

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.0%

Lowe's Companies, Inc.            5,620                 291,889

TOTAL RETAIL & WHOLESALE                                1,219,527

SERVICES - 0.2%

ADVERTISING - 0.2%

Interpublic Group of              410                   31,058
Companies, Inc.

TECHNOLOGY - 10.2%

COMMUNICATIONS EQUIPMENT - 2.7%

Cisco Systems, Inc. (a)           400                   43,600

Lucent Technologies, Inc.         5,900                 335,563

                                                        379,163

COMPUTER SERVICES & SOFTWARE
- 3.9%

International Business            540                   62,809
Machines Corp.

Microsoft Corp. (a)               5,960                 480,892

Novell, Inc. (a)                  750                   17,625

                                                        561,326

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Lexmark International Group,      1,490                 202,826
Inc. Class A (a)

ELECTRONICS - 2.2%

Intel Corp.                       3,540                 191,381

Motorola, Inc.                    780                   64,594

Texas Instruments, Inc.           530                   57,969

                                                        313,944

TOTAL TECHNOLOGY                                        1,457,259

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UTILITIES - 10.7%

CELLULAR - 0.6%

ALLTEL Corp.                      1,170                $ 83,874

ELECTRIC UTILITY - 4.2%

DTE Energy Co.                    2,110                 91,917

Edison International              1,950                 53,625

Energy East Corp.                 400                   11,100

GPU, Inc.                         1,040                 45,305

PECO Energy Co.                   2,710                 132,621

PG&E Corp.                        1,000                 33,750

PP&L Resources, Inc.              290                   8,700

Public Service Enterprise         2,620                 109,876
Group, Inc.

Reliant Energy, Inc.              3,640                 111,020

                                                        597,914

TELEPHONE SERVICES - 5.9%

Ameritech Corp.                   2,340                 154,001

AT&T Corp.                        670                   37,185

BellSouth Corp.                   8,230                 388,353

CenturyTel, Inc.                  630                   24,137

Pathnet, Inc. warrants            30                    300
4/15/08 (a)(d)

SBC Communications, Inc.          1,740                 88,958

Sprint Corp. (FON Group)          1,340                 151,085

                                                        844,019

TOTAL UTILITIES                                         1,525,807

TOTAL COMMON STOCKS                                     10,256,999
(Cost $10,275,500)

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%



UTILITIES - 1.0%

CELLULAR - 0.6%

Nextel Communications, Inc.:

11.125% pay-in-kind               74                    72,890

Series D, 13% pay-in-kind         10                    10,600

                                                        83,490

TELEPHONE SERVICES - 0.4%

Hyperion Telecommunication,       4                     3,720
Inc. 12.875% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     581                  $ 29,776
14% pay-in-kind

WinStar Communications, Inc.      30                    25,050
14.25%

                                                        58,546

TOTAL NONCONVERTIBLE                                    142,036
PREFERRED STOCKS
 (Cost $134,597)


CORPORATE BONDS - 12.7%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Total Renal Care Holdings,        B1        $ 20,000                       16,400
Inc. 7% 5/15/09 (d)

MEDIA & LEISURE - 0.1%

RESTAURANTS - 0.1%

CKE Restaurants, Inc. 4.25%       B1         10,000                        7,750
3/15/04

TOTAL CONVERTIBLE BONDS                                                    24,150

NONCONVERTIBLE BONDS - 12.5%

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.9%

Acetex Corp. yankee 9.75%         B1         20,000                        19,000
10/1/03

Lyondell Chemical Co.:

9.625% 5/1/07 (d)                 Ba3        10,000                        10,150

9.875% 5/1/07 (d)                 Ba3        20,000                        20,050

10.875% 5/1/09 (d)                B2         10,000                        10,150

Pioneer Americas Acquisition      B2         10,000                        8,500
Corp.  9.25% 6/15/07

Sterling Chemicals, Inc.:

11.25% 4/1/07                     B3         30,000                        27,750

11.75% 8/15/06                    B3         30,000                        28,350

                                                                           123,950

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.3%

Kaiser Aluminum & Chemical        B3        $ 50,000                      $ 50,750
Corp.  12.75% 2/1/03

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1       10,000                        9,375
9.375% 6/15/07

TOTAL BASIC INDUSTRIES                                                     184,075

CONSTRUCTION & REAL ESTATE -
0.7%

CONSTRUCTION - 0.3%

U.S. Home Corp. 8.875% 2/15/09    B1         40,000                        38,300

ENGINEERING - 0.1%

Anteon Corp. 12% 5/15/09 (d)      B3         20,000                        20,000

REAL ESTATE - 0.3%

LNR Property Corp. 9.375%         B1         50,000                        47,875
3/15/08

TOTAL CONSTRUCTION & REAL                                                  106,175
ESTATE

DURABLES - 0.2%

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         20,000                        17,500
9.625% 5/1/08

TEXTILES & APPAREL - 0.1%

Worldtex, Inc. 9.625% 12/15/07    B1         10,000                        8,700

TOTAL DURABLES                                                             26,200

ENERGY - 0.9%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         20,000                        19,950
9.625% 5/15/08

ENERGY SERVICES - 0.2%

R&B Falcon Corp. 6.5% 4/15/03     Ba3        40,000                        33,600

OIL & GAS - 0.6%

Chesapeake Energy Corp.           B3         10,000                        8,850
9.625% 5/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Comstock Resources, Inc.          B2        $ 30,000                      $ 30,075
11.25% 5/1/07 (d)

Ocean Energy, Inc. 8.875%         B1         40,000                        40,200
7/15/07

                                                                           79,125

TOTAL ENERGY                                                               132,675

FINANCE - 1.1%

CREDIT & OTHER FINANCE - 1.1%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       20,000                        16,300

10% 3/15/04                       Caa3       40,000                        33,200

ContiFinancial Corp. 8.375%       Caa1       10,000                        8,700
8/15/03

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        10,000                        7,700

7.6% 8/1/07                       Ba1        20,000                        15,600

Ono Finance PLC 13% 5/1/09        -          20,000                        20,000
unit (d)

RBF Finance Co. 11% 3/15/06       Ba3        60,000                        60,300
(d)

                                                                           161,800

HEALTH - 0.5%

DRUGS & PHARMACEUTICALS - 0.2%

Global Health Sciences, Inc.      Caa1       30,000                        22,200
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fountain View, Inc. 11.25%        Caa1       50,000                        42,000
4/15/08

TOTAL HEALTH                                                               64,200

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         20,000                        20,000
PLC 11.875% 5/15/09 (d)

Tokheim Corp. 11.375% 8/1/08      B3         10,000                        9,825
(d)

                                                                           29,825

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.2%

IT Group, Inc. (The) 11.25%       B3        $ 30,000                      $ 29,700
4/1/09 (d)

TOTAL INDUSTRIAL MACHINERY &                                               59,525
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 2.8%

Bresnan Communications Group      B2         20,000                        13,200
LLC/Bresnan Capital Corp. 0%
2/1/09 (c)(d)

Chancellor Media Corp.:

8.125% 12/15/07                   B1         50,000                        49,375

9% 10/1/08                        B1         20,000                        20,700

Charter Communications            B2         50,000                        48,875
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09
(d)

Classic Cable, Inc. 9.875%        B3         10,000                        10,450
8/1/08 (d)

Diamond Cable Communications      B3         80,000                        62,800
PLC 0% 2/15/07 (c)

Falcon Holding Group              B2         20,000                        13,950
LP/Falcon Funding Corp. 0%
4/15/10 (c)

FrontierVision Operating          B3         20,000                        22,400
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       30,000                        17,700
3/1/07 (c)(d)

Knology Holding, Inc. 0%          -          30,000                        17,550
10/15/07 (c)

NTL, Inc. 0% 4/1/08 (c)           B3         20,000                        13,400

Spectrasite Holdings, Inc. 0%     -          30,000                        17,025
4/15/09 (c)(d)

TeleWest Communications PLC       B1         20,000                        13,050
0% 4/15/09 (c)(d)

Telewest PLC 0% 10/1/07 (c)       B1         50,000                        43,625

United International              B3         50,000                        32,500
Holdings, Inc. 0% 2/15/08 (c)

                                                                           396,600

ENTERTAINMENT - 0.5%

Bally Total Fitness Holding       B3         50,000                        49,000
Corp. 9.875% 10/15/07

Regal Cinemas, Inc. 8.875%        B3         30,000                        27,675
12/15/10

                                                                           76,675

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.7%

Coast Hotels & Casinos, Inc.      B3        $ 30,000                      $ 29,025
9.5% 4/1/09 (d)

HMH Properties, Inc. 7.875%       Ba2        30,000                        27,750
8/1/08

Host Marriott LP 8.375%           Ba2        40,000                        38,600
2/15/06 (d)

                                                                           95,375

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 9.125%      B1         20,000                        19,150
5/1/09 (d)

Domino's, Inc. 10.375%            B3         20,000                        20,400
1/15/09 (d)

NE Restaurant, Inc. 10.75%        B3         10,000                        9,275
7/15/08

                                                                           48,825

TOTAL MEDIA & LEISURE                                                      617,475

RETAIL & WHOLESALE - 0.2%

GROCERY STORES - 0.2%

Jitney-Jungle Stores of           Caa1       20,000                        15,000
America, Inc. 10.375% 9/15/07

Pathmark Stores, Inc. 9.625%      Caa1       10,000                        10,150
5/1/03

                                                                           25,150

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Rhythms NetConnections, Inc.      -          25,000                        23,500
12.75% 4/15/09 (d)

ELECTRONICS - 0.2%

Fairchild Semiconductor Corp.     B3         30,000                        30,075
10.375% 10/1/07 (d)

TOTAL TECHNOLOGY                                                           53,575

UTILITIES - 2.5%

CELLULAR - 0.4%

Millicom International            Caa1       10,000                        7,450
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.       B2         10,000                        6,625
0% 2/15/08 (c)

Teligent, Inc. 0% 3/1/08 (c)      Caa1       50,000                        28,750

Tritel Pcs, Inc. 0% 5/15/09       B3         20,000                        10,150
(c)(d)

                                                                           52,975

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.1%

Covad Communications Group,       B3        $ 40,000                      $ 21,600
Inc. 0% 3/15/08 (c)

GST Network Funding, Inc. 0%      -          20,000                        11,350
5/1/08 (c)(d)

GST Telecommunications, Inc.      -          50,000                        52,500
12.75% 11/15/07

Hyperion Telecommunications,      Caa1       10,000                        10,125
Inc. 12% 11/1/07 (d)

Intermedia Communications,        B2         40,000                        37,400
Inc. 8.6% 6/1/08

IXC Communications, Inc. 9%       B3         30,000                        28,950
4/15/08

KMC Telecom Holdings, Inc.        Caa2       20,000                        20,000
13.5% 5/15/09 (d)

NEXTLINK Communications, Inc.     B3         30,000                        28,350
9.625% 10/1/07

Pathnet, Inc. 12.25% 4/15/08      -          30,000                        16,800

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       20,000                        16,300

0% 10/15/05 (c)                   Caa1       30,000                        39,300

15% 3/1/07                        CCC        20,000                        21,200

                                                                           303,875

TOTAL UTILITIES                                                            356,850

TOTAL NONCONVERTIBLE BONDS                                                 1,787,700

TOTAL CORPORATE BONDS                                                      1,811,850
(Cost $1,809,933)

U.S. TREASURY OBLIGATIONS -
5.8%



U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        65,000                        71,713

7.625% 2/15/25                    Aaa        47,000                        56,385

8.875% 8/15/17                    Aaa        70,000                        90,901

9.875% 11/15/15                   Aaa        10,000                        13,872

U.S. Treasury Notes:

6.625% 6/30/01                    Aaa        281,000                       287,323

U.S. TREASURY OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

U.S. Treasury Notes: -
continued

6.875% 3/31/00                    Aaa       $ 60,000                      $ 60,869

7% 7/15/06                        Aaa        234,000                       249,905

TOTAL U.S. TREASURY OBLIGATIONS                                            830,968
(Cost $843,754)


CASH EQUIVALENTS - 8.7%

                                             MATURITY AMOUNT

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

4.8%, dated 5/28/99 due 6/1/99              $ 1,149,613                     1,149,000

4.83%, dated 5/28/99 due                      100,054                       100,000
6/1/99

TOTAL CASH EQUIVALENTS                                                      1,249,000
(Cost $1,249,000)

TOTAL INVESTMENT IN                                                       $ 14,290,853
SECURITIES - 100%
(Cost $14,312,784)


LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $579,625 or 4.2% of net assets.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS
Aaa, Aa, A 5.8%     AAA, AA, A 5.8%
Baa        0.0%     BBB        0.0%
Ba         1.5%     BB         1.7%
B          7.8%     B          7.5%
Caa        2.1%     CCC        2.1%
Ca, C      0.0%     CC, C      0.0%
                    D          0.0%

The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $14,323,999. Net unrealized depreciation aggregated $33,146, of which $442,868 related to appreciated investment securities and $476,014 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                 MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 14,290,853
value (including repurchase
agreements of $1,249,000)
(cost $14,312,784) -  See
accompanying schedule

Cash                                          10,989

Receivable for investments                    95,790
sold

Receivable for fund shares                    317,788
sold

Dividends receivable                          12,903

Interest receivable                           47,867

Prepaid expenses                              48,704

Receivable from investment                    10,645
adviser for expense
reductions

 TOTAL ASSETS                                 14,835,539

LIABILITIES

Payable for investments         $ 1,024,289
purchased

Payable for fund shares          11,339
redeemed

Distribution fees payable        6,952

Other payables and accrued       23,880
expenses

 TOTAL LIABILITIES                            1,066,460

NET ASSETS                                   $ 13,769,079

Net Assets consist of:

Paid in capital                              $ 13,785,820

Undistributed net investment                  31,682
income

Accumulated undistributed net                 (26,492)
realized gain (loss)  on
investments

Net unrealized appreciation                   (21,931)
(depreciation) on investments

NET ASSETS                                   $ 13,769,079

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                 MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.37
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,065,360 (divided by)
102,699 shares)

Maximum offering price per         $11.00
share (100/94.25 of $10.37)

CLASS T: NET ASSET VALUE and       $10.37
redemption price per share
($5,901,530 (divided by)
569,281 shares)

Maximum offering price per         $10.75
share (100/96.50 of $10.37)

CLASS B: NET ASSET VALUE and       $10.35
offering price per share
($3,924,147 (divided by)
379,149 shares) A

CLASS C: NET ASSET VALUE and       $10.35
offering price per share
($2,093,343 (divided by)
202,351 shares) A

INSTITUTIONAL CLASS: NET           $10.39
ASSET VALUE, offering price
and redemption price   per
share ($784,699 (divided by)
75,536 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                       DECEMBER 28, 1998
                       (COMMENCEMENT OF OPERATIONS)
                       TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                         $ 32,603
Dividends

Interest                                   66,942

 TOTAL INCOME                              99,545

EXPENSES

Management fee                 $ 18,858

Transfer agent fees             7,897

Distribution fees               20,489

Accounting fees and expenses    25,706

Non-interested trustees'        7
compensation

Custodian fees and expenses     8,728

Registration fees               57,756

Audit                           11,220

Legal                           3

Miscellaneous                   120

 Total expenses before          150,784
reductions

 Expense reductions             (82,921)   67,863

NET INVESTMENT INCOME                      31,682

REALIZED AND UNREALIZED GAIN               (26,492)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (21,931)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (48,423)

NET INCREASE (DECREASE) IN                $ (16,741)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 28, 1998
                              (COMMENCEMENT  OF
                              OPERATIONS) TO  MAY 31, 1999
                              (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ 31,682
income

 Net realized gain (loss)      (26,492)

 Change in net unrealized      (21,931)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    (16,741)
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       13,785,820
increase (decrease)

  TOTAL INCREASE (DECREASE)    13,769,079
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 13,769,079
undistributed net investment
income of $31,682)

FINANCIAL HIGHLIGHTS - CLASS A

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .06

Net realized and unrealized       .31 G
gain (loss)

Total from investment             .37
operations

Net asset value, end of period   $ 10.37

TOTAL RETURN B, C                 3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,065
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           1.38% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .05

Net realized and unrealized       .32 H
gain (loss)

Total from investment             .37
operations

Net asset value, end of period   $ 10.37

TOTAL RETURN B, C                 3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,902
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of expenses to average      1.99% A, G
net assets after expense
reductions

Ratio of net investment           1.13% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .03

Net realized and unrealized       .32 G
gain (loss)

Total from investment             .35
operations

Net asset value, end of period   $ 10.35

TOTAL RETURN B, C                 3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,924
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of net investment           .63% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .03

Net realized and unrealized       .32 G
gain (loss)

Total from investment             .35
operations

Net asset value, end of period   $ 10.35

TOTAL RETURN B, C                 3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,093
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of net investment           .63% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .07

Net realized and unrealized       .32 G
gain (loss)

Total from investment             .39
operations

Net asset value, end of period   $ 10.39

TOTAL RETURN B, C                 3.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 785
(000 omitted)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of net investment           1.63% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIOD OF LESS THAN ONE YEAR IS ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $16,464,609 and $3,383,404, respectively of which U.S.
government and government agency obligations aggregated $1,028,798 and $182,597, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from: .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 874        $ 661

CLASS T    6,255        1,131

CLASS B    8,507        6,986

CLASS C    4,853        4,794

          $ 20,489     $ 13,572

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on .25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 7,757      $ 7,244

CLASS T    15,787       12,054

CLASS B    -            - *

CLASS C    4            4 *

          $ 23,548     $ 19,302

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to
FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 1,005  .29 *

CLASS T                 2,484   .20  *

CLASS B                 2,266   .27 *

CLASS C                 1,376   .29 *

INSTITUTIONAL CLASS     766     .26 *

                       $ 7,897

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $584 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75%                    $ 9,050

CLASS T               2.00%                     31,561

CLASS B               2.50%                     22,047

CLASS C               2.50%                     12,638

INSTITUTIONAL CLASS   1.50%                     7,556

                                               $ 82,852

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period Class T's expenses were reduced by $69 under the transfer agent arrangement.

6. BENEFICIAL INTEREST.

At the end of the period FDC, an affiliate of FMR was record owner of approximately 23% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                           DOLLARS

                            DECEMBER 28, 1998                DECEMBER 28, 1998
                            (COMMENCEMENT OF OPERATIONS)     (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31, 1999                  TO MAY 31, 1999



CLASS A Shares sold          102,757                         $ 1,048,500

Shares redeemed              (58)                             (600)

Net increase (decrease)      102,699                         $ 1,047,900

CLASS T Shares sold          601,001                         $ 6,270,921

Shares redeemed              (31,720)                         (335,145)

Net increase (decrease)      569,281                         $ 5,935,776

CLASS B Shares sold          381,453                         $ 3,964,489

Shares redeemed              (2,304)                          (24,022)

Net increase (decrease)      379,149                         $ 3,940,467

CLASS C Shares sold          203,570                         $ 2,108,953

Shares redeemed              (1,219)                          (12,683)

Net increase (decrease)      202,351                         $ 2,096,270

INSTITUTIONAL CLASS Shares   75,536                          $ 765,407
sold









INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc. (FIMM),
Merrimack, NH
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(Fidelity Logo Graphic)(registered trademark)





FIDELITY ADVISOR
ASSET ALLOCATION
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(registered trademark)


CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 31  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. The Advisor Asset Allocation Fund is already diversified because it invests in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999           LIFE OF FUND

FIDELITY ADV ASSET ALLOCATION       3.90%
- INST CL

Fidelity Aggressive Composite       4.73%

 S&P 500(registered trademark)      6.81%

 LB Aggregate Bond                  -0.52%

 LB 3 Month T-Bill                  1.92%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix *. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET
INSTRUMENTS.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP

Bullish sentiment surrounding
domestic equity markets for much of
the six-month period that ended
May 31, 1999, was quelled by the
Federal Reserve Board's shift in bias
in mid-May toward raising interest
rates. Signs of continued strength
and emerging inflationary
pressures in the U.S. economy
fueled uncertainty, inducing stock
markets to give back some of their
gains, but not before the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - could lock in
a healthy return of 16.75% for the
period. The technology-laden
NASDAQ returned 26.93%, while
the Standard & Poor's 500 Index
produced a return of 12.61%. The
last two months of the period were
marked by the market's sudden
rotation to economically sensitive
cyclical and out-of-favor value
stocks. The movement away from
large-company growth stocks was
reflected in the rebound of the
small-cap universe, as portrayed by
the Russell 2000 Index, which
outpaced its larger-cap
counterparts in the S&P 500 by a
total of 8.51% for April and May.
Rising interest rates were not
well-received by the taxable-bond
market, as it struggled during the
period. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned
-0.76%. Bond bears were on the
prowl late in the period as a sharp
rise in consumer prices sparked the
worst Treasury sell-off in three
years, pushing bond prices down
and bringing yields up to the
pre-crisis levels of last summer.

(photograph of Richard Habermann)

An interview with Richard Habermann, Portfolio Manager of Fidelity Advisor Asset Allocation Fund

Q. HOW DID THE FUND PERFORM, DICK?

A. The fund commenced operations on December 28, 1998. From that date through May 31, 1999, the fund's Institutional Class shares returned 3.90%. The Fidelity Aggressive Asset Allocation Composite Index returned 4.73% during the same period. Going forward, we'll look at the fund's performance in six- and 12-month intervals and compare it to its peer group.

Q. WHAT WAS YOUR ALLOCATION STRATEGY DURING THE PERIOD AND HOW DID IT AFFECT PERFORMANCE?

A. The fund's neutral mix of investments typically calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term and money market instruments. Having close to 30% of the fund invested in bonds and other short-term investments hurt in an equity-driven market. That being said, a slight emphasis on equities relative to the neutral mix helped performance, as did the fund's exposure to high-yield bond issues.

Q. HOW DID THE FUND'S STOCK SUBPORTFOLIO PERFORM DURING THE PERIOD?

A. Individual security selection within the equity portfolio - which is managed by Brad Lewis - was solid, but a narrow equity market during the early stages of the period proved restrictive. The fund got great results from some of its technology positions, including Sun Microsystems and Lexmark International Group. Sun - which supplies enterprise network computing products - was well-positioned within its field, and Lexmark, a manufacturer of laser and inkjet printers, benefited from increased demand for reasonably priced home and office printers. Through the first couple of months of the period, however, not owning enough of other technology names such as Lucent Technologies hurt. Individual detractors, meanwhile, included names such as Guidant Corp. and Intel. Guidant, which manufactures and markets cardiac-related equipment, was hurt by falling revenues, while chipmaker Intel was negatively affected by price-cutting within the personal computer market.

Q. HOW DID THE BOND PORTION OF THE FUND FARE DURING THE PERIOD?

A. Despite rising interest rates, the fund's high-yield investments - managed by Fred Hoff - performed quite well during the period as yield spreads tightened relative to U.S. Treasuries. In addition, investor perceptions of default risk - a key driver of performance within this sector - were kept at bay due to improving global economies and several domestic interest-rate cuts in the fall of 1998. In terms of individual holdings, the fund's stake in Nextel Communications performed well as the company continued to add wireless subscribers at a rapid rate and also received an equity infusion from Microsoft. Other investments that performed well included Chesapeake Energy and Ocean Energy, each of which benefited as gas and oil prices rebounded. Rising interest rates, however, spelled trouble for the fund's investment-grade bond positions. Charlie Morrison, who manages this portion of the fund, invested primarily in Treasuries during the period. An overall increase in investor confidence, however, lured buyers away from safer Treasuries in favor of higher-yielding alternatives. This, combined with the tighter spreads between high-yield bonds and Treasuries, made for a somewhat flat performance period for the investment-grade subportfolio.

Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO THE FUND'S SHORT-TERM/MONEY MARKET INVESTMENTS DURING THE PERIOD?

A. Considering the general consensus that interest rates would be headed upward, the manager of this subportfolio - John Todd - focused primarily on short-term repurchase agreements during the period. Repurchase agreements, commonly known as repos - are short-term securities whereby the seller agrees to repurchase the securities at an agreed-upon price and time. The benefit to the fund during the period was that repos offered an effective vehicle in which to invest assets on a temporary basis. They also provided an adequate level of liquidity which, given the interest-rate outlook, was desirable. In fact, some market followers feel the Fed may raise rates more than once in the coming months. As more money comes into the fund and market conditions settle, John will begin to look at other types of money market instruments with varying maturities.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. Through the last couple months of the period, the market began to show signs of increased breadth. Whereas stocks of larger companies dominated in past periods, stocks of smaller companies finally began to perform well. If world economies can continue to improve and more stocks participate in the market's gains, that could play to Fidelity's research strengths.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: maximum total return
over the long term through
investing in stocks, bonds
and short-term and money
market instruments

START DATE: December 28,
1998

SIZE: as of May 31, 1999,
more than $13 million

MANAGER: Richard Habermann,
since inception; joined
Fidelity in 1968

DICK HABERMANN TALKS ABOUT
HOW THE FUND IS MANAGED:

"The fund's equity, bond and money
market subportfolios are managed
by separate managers. My role
involves making tactical allocation
strategy decisions. While this
process can add value over time, it's
important for investors to
remember that good security
selection within each of the
subportfolios will be the primary
driver of excess returns over time.

"The fund's equity investments are
chosen using a computer-aided
quantitative discipline. From
models, we try to use historical
research and information to identify
stocks with the highest expected
return. In terms of the bond
portfolio, we avoid making any
interest-rate bets. That's a losing
proposition. Instead, we actively
select bonds and take a hands-on
approach to managing the fund's
bond exposure. The fund will
typically be overweighted in
corporate bonds and other
securities, but we also use high-yield
bonds to try to increase the fund's
long-term return and yield. We
also rely heavily on our dedicated
high-yield research group, one of
the largest in the industry.

"The end result, we hope, is an
asset allocation fund that leverages
what Fidelity does best in each of
these sectors."


INVESTMENT SUMMARY




TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

Microsoft Corp.                 3.4

Philip Morris Companies, Inc.   3.2

Wal-Mart Stores, Inc.           3.2

Guidant Corp.                   2.7

BellSouth Corp.                 2.7

Amgen, Inc.                     2.6

Lucent Technologies, Inc.       2.4

Fannie Mae                      2.3

Morgan Stanley, Dean Witter &   2.3
Co.

American International Group,   2.1
Inc.

TOP TEN MARKET SECTORS
(STOCKS ONLY) AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

FINANCE                         11.7

UTILITIES                       11.7

TECHNOLOGY                      10.2

HEALTH                          9.4

RETAIL & WHOLESALE              8.5

NONDURABLES                     7.8

INDUSTRIAL MACHINERY &          4.7
EQUIPMENT

ENERGY                          3.4

DURABLES                        1.8

MEDIA & LEISURE                 1.7

ASSET ALLOCATION

AS OF MAY 31, 1999 *

Stock class            74%

Bond class             19%

Short-term class        7%

* FOREIGN INVESTMENTS   6%


Row: 1, Col: 1, Value: 74.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 8, Value: 7.0

ASSET ALLOCATION IN THE PIE CHART REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIOD INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO
ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.


INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 71.8%

                                 SHARES                VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

Boeing Co.                        250                  $ 10,563

United Technologies Corp.         1,050                 65,166

                                                        75,729

BASIC INDUSTRIES - 0.3%

CHEMICALS & PLASTICS - 0.3%

Ashland, Inc.                     900                   36,675

CONSTRUCTION & REAL ESTATE -
0.9%

BUILDING MATERIALS - 0.7%

Fortune Brands, Inc.              470                   19,211

Masco Corp.                       2,870                 81,974

                                                        101,185

CONSTRUCTION - 0.2%

Kaufman & Broad Home Corp.        860                   20,748

TOTAL CONSTRUCTION & REAL                               121,933
ESTATE

DURABLES - 1.8%

AUTOS, TIRES, & ACCESSORIES -
1.1%

Ford Motor Co.                    2,880                 164,340

CONSUMER ELECTRONICS - 0.3%

Maytag Corp.                      610                   43,043

TEXTILES & APPAREL - 0.4%

VF Corp.                          1,110                 51,060

TOTAL DURABLES                                          258,443

ENERGY - 3.4%

OIL & GAS - 3.4%

Chevron Corp.                     1,600                 148,300

Coastal Corp. (The)               1,100                 42,419

Exxon Corp.                       650                   51,919

Mobil Corp.                       520                   52,650

Sunoco, Inc.                      600                   18,263

Texaco, Inc.                      2,530                 165,715

                                                        479,266

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

FINANCE - 11.7%

BANKS - 1.1%

Chase Manhattan Corp.             2,180                $ 158,050

CREDIT & OTHER FINANCE - 0.6%

Citigroup, Inc.                   1,400                 92,750

FEDERAL SPONSORED CREDIT - 3.3%

Fannie Mae                        4,780                 325,040

Freddie Mac                       2,550                 148,697

                                                        473,737

INSURANCE - 4.4%

AFLAC, Inc.                       510                   26,010

Allstate Corp.                    3,690                 134,454

American General Corp.            910                   65,748

American International Group,     2,680                 306,358
Inc.

Lincoln National Corp.            770                   78,348

Nationwide Financial              380                   16,411
Services, Inc. Class A

                                                        627,329

SECURITIES INDUSTRY - 2.3%

Morgan Stanley, Dean Witter &     3,350                 323,275
Co.

TOTAL FINANCE                                           1,675,141

HEALTH - 9.4%

DRUGS & PHARMACEUTICALS - 4.9%

Amgen, Inc. (a)                   5,970                 377,603

Bristol-Myers Squibb Co.          4,280                 293,715

Schering-Plough Corp.             830                   37,402

                                                        708,720

MEDICAL EQUIPMENT & SUPPLIES
- 4.5%

Cardinal Health, Inc.             880                   53,130

Guidant Corp.                     7,770                 388,500

Johnson & Johnson                 2,140                 198,218

                                                        639,848

TOTAL HEALTH                                            1,348,568

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 2.9%

General Electric Co.              2,810                 285,742

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

General Instrument Corp. (a)      690                  $ 26,694

Honeywell, Inc.                   1,020                 96,518

                                                        408,954

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.8%

Ingersoll-Rand Co.                2,560                 163,040

Tyco International Ltd.           1,080                 94,365

                                                        257,405

TOTAL INDUSTRIAL MACHINERY &                            666,359
EQUIPMENT

MEDIA & LEISURE - 1.7%

PUBLISHING - 1.7%

Gannet, Inc.                      730                   52,743

McGraw-Hill Companies, Inc.       3,630                 188,306

                                                        241,049

NONDURABLES - 7.8%

BEVERAGES - 0.9%

Anheuser-Busch Companies,         1,830                 133,704
Inc.

FOODS - 2.5%

Heinz (H.J.) Co.                  3,350                 161,847

Quaker Oats Co.                   2,910                 192,242

                                                        354,089

HOUSEHOLD PRODUCTS - 1.2%

Avon Products, Inc.               1,200                 59,325

Clorox Co.                        1,070                 108,003

                                                        167,328

TOBACCO - 3.2%

Philip Morris Companies, Inc.     12,060                465,064

TOTAL NONDURABLES                                       1,120,185

RETAIL & WHOLESALE - 8.5%

APPAREL STORES - 0.9%

Gap, Inc.                         1,260                 78,829

TJX Companies, Inc.               1,750                 52,500

                                                        131,329

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

DRUG STORES - 0.2%

Walgreen Co.                      1,250                $ 29,063

GENERAL MERCHANDISE STORES -
4.4%

Dayton Hudson Corp.               1,940                 122,220

Federated Department Stores,      750                   40,875
Inc. (a)

Wal-Mart Stores, Inc.             10,890                464,186

                                                        627,281

GROCERY STORES - 1.0%

Safeway, Inc. (a)                 3,010                 139,965

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.0%

Lowe's Companies, Inc.            5,620                 291,889

TOTAL RETAIL & WHOLESALE                                1,219,527

SERVICES - 0.2%

ADVERTISING - 0.2%

Interpublic Group of              410                   31,058
Companies, Inc.

TECHNOLOGY - 10.2%

COMMUNICATIONS EQUIPMENT - 2.7%

Cisco Systems, Inc. (a)           400                   43,600

Lucent Technologies, Inc.         5,900                 335,563

                                                        379,163

COMPUTER SERVICES & SOFTWARE
- 3.9%

International Business            540                   62,809
Machines Corp.

Microsoft Corp. (a)               5,960                 480,892

Novell, Inc. (a)                  750                   17,625

                                                        561,326

COMPUTERS & OFFICE EQUIPMENT
- 1.4%

Lexmark International Group,      1,490                 202,826
Inc. Class A (a)

ELECTRONICS - 2.2%

Intel Corp.                       3,540                 191,381

Motorola, Inc.                    780                   64,594

Texas Instruments, Inc.           530                   57,969

                                                        313,944

TOTAL TECHNOLOGY                                        1,457,259

COMMON STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UTILITIES - 10.7%

CELLULAR - 0.6%

ALLTEL Corp.                      1,170                $ 83,874

ELECTRIC UTILITY - 4.2%

DTE Energy Co.                    2,110                 91,917

Edison International              1,950                 53,625

Energy East Corp.                 400                   11,100

GPU, Inc.                         1,040                 45,305

PECO Energy Co.                   2,710                 132,621

PG&E Corp.                        1,000                 33,750

PP&L Resources, Inc.              290                   8,700

Public Service Enterprise         2,620                 109,876
Group, Inc.

Reliant Energy, Inc.              3,640                 111,020

                                                        597,914

TELEPHONE SERVICES - 5.9%

Ameritech Corp.                   2,340                 154,001

AT&T Corp.                        670                   37,185

BellSouth Corp.                   8,230                 388,353

CenturyTel, Inc.                  630                   24,137

Pathnet, Inc. warrants            30                    300
4/15/08 (a)(d)

SBC Communications, Inc.          1,740                 88,958

Sprint Corp. (FON Group)          1,340                 151,085

                                                        844,019

TOTAL UTILITIES                                         1,525,807

TOTAL COMMON STOCKS                                     10,256,999
(Cost $10,275,500)

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%



UTILITIES - 1.0%

CELLULAR - 0.6%

Nextel Communications, Inc.:

11.125% pay-in-kind               74                    72,890

Series D, 13% pay-in-kind         10                    10,600

                                                        83,490

TELEPHONE SERVICES - 0.4%

Hyperion Telecommunication,       4                     3,720
Inc. 12.875% pay-in-kind

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

                                 SHARES                VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

NEXTLINK Communications, Inc.     581                  $ 29,776
14% pay-in-kind

WinStar Communications, Inc.      30                    25,050
14.25%

                                                        58,546

TOTAL NONCONVERTIBLE                                    142,036
PREFERRED STOCKS
 (Cost $134,597)


CORPORATE BONDS - 12.7%

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT

CONVERTIBLE BONDS - 0.2%

HEALTH - 0.1%

MEDICAL FACILITIES MANAGEMENT
- 0.1%

Total Renal Care Holdings,        B1        $ 20,000                       16,400
Inc. 7% 5/15/09 (d)

MEDIA & LEISURE - 0.1%

RESTAURANTS - 0.1%

CKE Restaurants, Inc. 4.25%       B1         10,000                        7,750
3/15/04

TOTAL CONVERTIBLE BONDS                                                    24,150

NONCONVERTIBLE BONDS - 12.5%

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.9%

Acetex Corp. yankee 9.75%         B1         20,000                        19,000
10/1/03

Lyondell Chemical Co.:

9.625% 5/1/07 (d)                 Ba3        10,000                        10,150

9.875% 5/1/07 (d)                 Ba3        20,000                        20,050

10.875% 5/1/09 (d)                B2         10,000                        10,150

Pioneer Americas Acquisition      B2         10,000                        8,500
Corp.  9.25% 6/15/07

Sterling Chemicals, Inc.:

11.25% 4/1/07                     B3         30,000                        27,750

11.75% 8/15/06                    B3         30,000                        28,350

                                                                           123,950

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

METALS & MINING - 0.3%

Kaiser Aluminum & Chemical        B3        $ 50,000                      $ 50,750
Corp.  12.75% 2/1/03

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1       10,000                        9,375
9.375% 6/15/07

TOTAL BASIC INDUSTRIES                                                     184,075

CONSTRUCTION & REAL ESTATE -
0.7%

CONSTRUCTION - 0.3%

U.S. Home Corp. 8.875% 2/15/09    B1         40,000                        38,300

ENGINEERING - 0.1%

Anteon Corp. 12% 5/15/09 (d)      B3         20,000                        20,000

REAL ESTATE - 0.3%

LNR Property Corp. 9.375%         B1         50,000                        47,875
3/15/08

TOTAL CONSTRUCTION & REAL                                                  106,175
ESTATE

DURABLES - 0.2%

CONSUMER DURABLES - 0.1%

Corning Consumer Products Co.     B3         20,000                        17,500
9.625% 5/1/08

TEXTILES & APPAREL - 0.1%

Worldtex, Inc. 9.625% 12/15/07    B1         10,000                        8,700

TOTAL DURABLES                                                             26,200

ENERGY - 0.9%

COAL - 0.1%

P&L Coal Holdings Corp.           B2         20,000                        19,950
9.625% 5/15/08

ENERGY SERVICES - 0.2%

R&B Falcon Corp. 6.5% 4/15/03     Ba3        40,000                        33,600

OIL & GAS - 0.6%

Chesapeake Energy Corp.           B3         10,000                        8,850
9.625% 5/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Comstock Resources, Inc.          B2        $ 30,000                      $ 30,075
11.25% 5/1/07 (d)

Ocean Energy, Inc. 8.875%         B1         40,000                        40,200
7/15/07

                                                                           79,125

TOTAL ENERGY                                                               132,675

FINANCE - 1.1%

CREDIT & OTHER FINANCE - 1.1%

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3       20,000                        16,300

10% 3/15/04                       Caa3       40,000                        33,200

ContiFinancial Corp. 8.375%       Caa1       10,000                        8,700
8/15/03

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        10,000                        7,700

7.6% 8/1/07                       Ba1        20,000                        15,600

Ono Finance PLC 13% 5/1/09        -          20,000                        20,000
unit (d)

RBF Finance Co. 11% 3/15/06       Ba3        60,000                        60,300
(d)

                                                                           161,800

HEALTH - 0.5%

DRUGS & PHARMACEUTICALS - 0.2%

Global Health Sciences, Inc.      Caa1       30,000                        22,200
11% 5/1/08

MEDICAL FACILITIES MANAGEMENT
- 0.3%

Fountain View, Inc. 11.25%        Caa1       50,000                        42,000
4/15/08

TOTAL HEALTH                                                               64,200

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.4%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Dunlop Standard Aero Holdings     B3         20,000                        20,000
PLC 11.875% 5/15/09 (d)

Tokheim Corp. 11.375% 8/1/08      B3         10,000                        9,825
(d)

                                                                           29,825

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.2%

IT Group, Inc. (The) 11.25%       B3        $ 30,000                      $ 29,700
4/1/09 (d)

TOTAL INDUSTRIAL MACHINERY &                                               59,525
EQUIPMENT

MEDIA & LEISURE - 4.3%

BROADCASTING - 2.8%

Bresnan Communications Group      B2         20,000                        13,200
LLC/Bresnan Capital Corp. 0%
2/1/09 (c)(d)

Chancellor Media Corp.:

8.125% 12/15/07                   B1         50,000                        49,375

9% 10/1/08                        B1         20,000                        20,700

Charter Communications            B2         50,000                        48,875
Holdings LLC/Charter
Communications Holdings
Capital Corp. 8.625% 4/1/09
(d)

Classic Cable, Inc. 9.875%        B3         10,000                        10,450
8/1/08 (d)

Diamond Cable Communications      B3         80,000                        62,800
PLC 0% 2/15/07 (c)

Falcon Holding Group              B2         20,000                        13,950
LP/Falcon Funding Corp. 0%
4/15/10 (c)

FrontierVision Operating          B3         20,000                        22,400
Partners LP/ FrontierVision
Capital Corp. 11% 10/15/06

Golden Sky DBS, Inc. 0%           Caa1       30,000                        17,700
3/1/07 (c)(d)

Knology Holding, Inc. 0%          -          30,000                        17,550
10/15/07 (c)

NTL, Inc. 0% 4/1/08 (c)           B3         20,000                        13,400

Spectrasite Holdings, Inc. 0%     -          30,000                        17,025
4/15/09 (c)(d)

TeleWest Communications PLC       B1         20,000                        13,050
0% 4/15/09 (c)(d)

Telewest PLC 0% 10/1/07 (c)       B1         50,000                        43,625

United International              B3         50,000                        32,500
Holdings, Inc. 0% 2/15/08 (c)

                                                                           396,600

ENTERTAINMENT - 0.5%

Bally Total Fitness Holding       B3         50,000                        49,000
Corp. 9.875% 10/15/07

Regal Cinemas, Inc. 8.875%        B3         30,000                        27,675
12/15/10

                                                                           76,675

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.7%

Coast Hotels & Casinos, Inc.      B3        $ 30,000                      $ 29,025
9.5% 4/1/09 (d)

HMH Properties, Inc. 7.875%       Ba2        30,000                        27,750
8/1/08

Host Marriott LP 8.375%           Ba2        40,000                        38,600
2/15/06 (d)

                                                                           95,375

RESTAURANTS - 0.3%

CKE Restaurants, Inc. 9.125%      B1         20,000                        19,150
5/1/09 (d)

Domino's, Inc. 10.375%            B3         20,000                        20,400
1/15/09 (d)

NE Restaurant, Inc. 10.75%        B3         10,000                        9,275
7/15/08

                                                                           48,825

TOTAL MEDIA & LEISURE                                                      617,475

RETAIL & WHOLESALE - 0.2%

GROCERY STORES - 0.2%

Jitney-Jungle Stores of           Caa1       20,000                        15,000
America, Inc. 10.375% 9/15/07

Pathmark Stores, Inc. 9.625%      Caa1       10,000                        10,150
5/1/03

                                                                           25,150

TECHNOLOGY - 0.4%

COMPUTER SERVICES & SOFTWARE
- 0.2%

Rhythms NetConnections, Inc.      -          25,000                        23,500
12.75% 4/15/09 (d)

ELECTRONICS - 0.2%

Fairchild Semiconductor Corp.     B3         30,000                        30,075
10.375% 10/1/07 (d)

TOTAL TECHNOLOGY                                                           53,575

UTILITIES - 2.5%

CELLULAR - 0.4%

Millicom International            Caa1       10,000                        7,450
Cellular SA 0% 6/1/06 (c)

Nextel Communications, Inc.       B2         10,000                        6,625
0% 2/15/08 (c)

Teligent, Inc. 0% 3/1/08 (c)      Caa1       50,000                        28,750

Tritel Pcs, Inc. 0% 5/15/09       B3         20,000                        10,150
(c)(d)

                                                                           52,975

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - 2.1%

Covad Communications Group,       B3        $ 40,000                      $ 21,600
Inc. 0% 3/15/08 (c)

GST Network Funding, Inc. 0%      -          20,000                        11,350
5/1/08 (c)(d)

GST Telecommunications, Inc.      -          50,000                        52,500
12.75% 11/15/07

Hyperion Telecommunications,      Caa1       10,000                        10,125
Inc. 12% 11/1/07 (d)

Intermedia Communications,        B2         40,000                        37,400
Inc. 8.6% 6/1/08

IXC Communications, Inc. 9%       B3         30,000                        28,950
4/15/08

KMC Telecom Holdings, Inc.        Caa2       20,000                        20,000
13.5% 5/15/09 (d)

NEXTLINK Communications, Inc.     B3         30,000                        28,350
9.625% 10/1/07

Pathnet, Inc. 12.25% 4/15/08      -          30,000                        16,800

WinStar Communications, Inc.:

0% 10/15/05 (c)                   Caa1       20,000                        16,300

0% 10/15/05 (c)                   Caa1       30,000                        39,300

15% 3/1/07                        CCC        20,000                        21,200

                                                                           303,875

TOTAL UTILITIES                                                            356,850

TOTAL NONCONVERTIBLE BONDS                                                 1,787,700

TOTAL CORPORATE BONDS                                                      1,811,850
(Cost $1,809,933)

U.S. TREASURY OBLIGATIONS -
5.8%



U.S. Treasury Bonds:

6.875% 8/15/25                    Aaa        65,000                        71,713

7.625% 2/15/25                    Aaa        47,000                        56,385

8.875% 8/15/17                    Aaa        70,000                        90,901

9.875% 11/15/15                   Aaa        10,000                        13,872

U.S. Treasury Notes:

6.625% 6/30/01                    Aaa        281,000                       287,323

U.S. TREASURY OBLIGATIONS -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (B)             PRINCIPAL AMOUNT              VALUE (NOTE 1)

U.S. Treasury Notes: -
continued

6.875% 3/31/00                    Aaa       $ 60,000                      $ 60,869

7% 7/15/06                        Aaa        234,000                       249,905

TOTAL U.S. TREASURY OBLIGATIONS                                            830,968
(Cost $843,754)


CASH EQUIVALENTS - 8.7%

                                 MATURITY AMOUNT

Investments in repurchase
agreements (U.S. Treasury
obligations), in a joint
trading account at:

4.8%, dated 5/28/99 due 6/1/99   $ 1,149,613                     1,149,000

4.83%, dated 5/28/99 due          100,054                        100,000
6/1/99

TOTAL CASH EQUIVALENTS                                           1,249,000
(Cost $1,249,000)

TOTAL INVESTMENT IN                                            $ 14,290,853
SECURITIES - 100%
(Cost $14,312,784)

LEGEND

(a) Non-income producing

(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $579,625 or 4.2% of net assets.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

 MOODY'S RATINGS      S&P RATINGS
Aaa, Aa, A 5.8%       AAA, AA, A 5.8%
Baa        0.0%       BBB        0.0%
Ba         1.5%       BB         1.7%
B          7.8%       B          7.5%
Caa        2.1%       CCC        2.1%
Ca, C      0.0%       CC, C      0.0%
                      D          0.0%

The percentage not rated by Moody's or S&P amounted to 1.1%. FMR has determined that unrated debt securities that are lower quality account for 1.1% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $14,323,999. Net unrealized depreciation aggregated $33,146, of which $442,868 related to appreciated investment securities and $476,014 related to depreciated investment securities.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                 MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 14,290,853
value (including repurchase
agreements of $1,249,000)
(cost $14,312,784) -  See
accompanying schedule

Cash                                          10,989

Receivable for investments                    95,790
sold

Receivable for fund shares                    317,788
sold

Dividends receivable                          12,903

Interest receivable                           47,867

Prepaid expenses                              48,704

Receivable from investment                    10,645
adviser for expense
reductions

 TOTAL ASSETS                                 14,835,539

LIABILITIES

Payable for investments         $ 1,024,289
purchased

Payable for fund shares          11,339
redeemed

Distribution fees payable        6,952

Other payables and accrued       23,880
expenses

 TOTAL LIABILITIES                            1,066,460

NET ASSETS                                   $ 13,769,079

Net Assets consist of:

Paid in capital                              $ 13,785,820

Undistributed net investment                  31,682
income

Accumulated undistributed net                 (26,492)
realized gain (loss)  on
investments

Net unrealized appreciation                   (21,931)
(depreciation) on investments

NET ASSETS                                   $ 13,769,079

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                 MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.37
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,065,360 (divided by)
102,699 shares)

Maximum offering price per         $11.00
share (100/94.25 of $10.37)

CLASS T: NET ASSET VALUE and       $10.37
redemption price per share
($5,901,530 (divided by)
569,281 shares)

Maximum offering price per         $10.75
share (100/96.50 of $10.37)

CLASS B: NET ASSET VALUE and       $10.35
offering price per share
($3,924,147 (divided by)
379,149 shares) A

CLASS C: NET ASSET VALUE and       $10.35
offering price per share
($2,093,343 (divided by)
202,351 shares) A

INSTITUTIONAL CLASS: NET           $10.39
ASSET VALUE, offering price
and redemption price   per
share ($784,699 (divided by)
75,536 shares)

REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                      DECEMBER 28, 1998
                      (COMMENCEMENT OF OPERATIONS)
                       TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                         $ 32,603
Dividends

Interest                                   66,942

 TOTAL INCOME                              99,545

EXPENSES

Management fee                 $ 18,858

Transfer agent fees             7,897

Distribution fees               20,489

Accounting fees and expenses    25,706

Non-interested trustees'        7
compensation

Custodian fees and expenses     8,728

Registration fees               57,756

Audit                           11,220

Legal                           3

Miscellaneous                   120

 Total expenses before          150,784
reductions

 Expense reductions             (82,921)   67,863

NET INVESTMENT INCOME                      31,682

REALIZED AND UNREALIZED GAIN               (26,492)
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                   (21,931)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                            (48,423)

NET INCREASE (DECREASE) IN                $ (16,741)
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 28, 1998
                              (COMMENCEMENT  OF
                              OPERATIONS) TO  MAY 31, 1999
                              (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ 31,682
income

 Net realized gain (loss)      (26,492)

 Change in net unrealized      (21,931)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    (16,741)
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       13,785,820
increase (decrease)

  TOTAL INCREASE (DECREASE)    13,769,079
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 13,769,079
undistributed net investment
income of $31,682)

FINANCIAL HIGHLIGHTS - CLASS A
                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .06

Net realized and unrealized       .31 G
gain (loss)

Total from investment             .37
operations

Net asset value, end of period   $ 10.37

TOTAL RETURN B, C                 3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,065
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of net investment           1.38% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .05

Net realized and unrealized       .32 H
gain (loss)

Total from investment             .37
operations

Net asset value, end of period   $ 10.37

TOTAL RETURN B, C                 3.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,902
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of expenses to average      1.99% A, G
net assets after expense
reductions

Ratio of net investment           1.13% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .03

Net realized and unrealized       .32 G
gain (loss)

Total from investment             .35
operations

Net asset value, end of period   $ 10.35

TOTAL RETURN B, C                 3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,924
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of net investment           .63% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .03

Net realized and unrealized       .32 G
gain (loss)

Total from investment             .35
operations

Net asset value, end of period   $ 10.35

TOTAL RETURN B, C                 3.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,093
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of net investment           .63% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .07

Net realized and unrealized       .32 G
gain (loss)

Total from investment             .39
operations

Net asset value, end of period   $ 10.39

TOTAL RETURN B, C                 3.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 785
(000 omitted)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of net investment           1.63% A
income to average net assets

Portfolio turnover                111% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIOD OF LESS THAN ONE YEAR IS ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $16,464,609 and $3,383,404, respectively of which U.S.
government and government agency obligations aggregated $1,028,798 and $182,597, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from: .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 874        $ 661

CLASS T    6,255        1,131

CLASS B    8,507        6,986

CLASS C    4,853        4,794

          $ 20,489     $ 13,572

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on .25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 7,757      $ 7,244

CLASS T    15,787       12,054

CLASS B    -            - *

CLASS C    4            4 *

          $ 23,548     $ 19,302

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
  BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund(collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B, Class C and Institutional Class. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to
FIIOC:

                       AMOUNT   % OF AVERAGE NET ASSETS

CLASS A                $ 1,005  .29 *

CLASS T                 2,484   .20  *

CLASS B                 2,266   .27 *

CLASS C                 1,376   .29 *

INSTITUTIONAL CLASS     766     .26 *

                       $ 7,897

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $584 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75%                    $ 9,050

CLASS T               2.00%                     31,561

CLASS B               2.50%                     22,047

CLASS C               2.50%                     12,638

INSTITUTIONAL CLASS   1.50%                     7,556

                                               $ 82,852

5. EXPENSE REDUCTIONS - CONTINUED

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period Class T's expenses were reduced by $69 under the transfer agent arrangement.

6. BENEFICIAL INTEREST.

At the end of the period FDC, an affiliate of FMR was record owner of approximately 23% of the total outstanding shares of the fund. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                            SHARES                           DOLLARS

                            DECEMBER 28, 1998                DECEMBER 28, 1998
                            (COMMENCEMENT OF OPERATIONS)     (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31, 1999                  TO MAY 31, 1999



CLASS A Shares sold          102,757                         $ 1,048,500

Shares redeemed              (58)                             (600)

Net increase (decrease)      102,699                         $ 1,047,900

CLASS T Shares sold          601,001                         $ 6,270,921

Shares redeemed              (31,720)                         (335,145)

Net increase (decrease)      569,281                         $ 5,935,776

CLASS B Shares sold          381,453                         $ 3,964,489

Shares redeemed              (2,304)                          (24,022)

Net increase (decrease)      379,149                         $ 3,940,467

CLASS C Shares sold          203,570                         $ 2,108,953

Shares redeemed              (1,219)                          (12,683)

Net increase (decrease)      202,351                         $ 2,096,270

INSTITUTIONAL CLASS Shares   75,536                          $ 765,407
sold




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS
Fidelity Investments
Money Management, Inc. (FIMM),
Merrimack, NH
Fidelity Management & Research (U.K.)
Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor Latin America Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Value Strategies Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Retirement
Growth Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO)(registered trademark)




FIDELITY ADVISOR
DIVIDEND GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999             LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH          7.40%
- CL A

FIDELITY ADV DIVIDEND GROWTH          1.22%
- CL A   (INCL. 5.75% SALES
CHARGE)

S&P 500 (registered trademark)        6.81%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999           LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH        7.40%
- CL T

FIDELITY ADV DIVIDEND GROWTH        3.64%
- CL T   (INCL. 3.50% SALES
CHARGE)

S&P 500                             6.81%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%.

PERIOD ENDED MAY 31, 1999         LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      7.10%
- CL B

FIDELITY ADV DIVIDEND GROWTH      2.10%
- CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           6.81%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR DIVIDEND GROWTH FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999         LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH      7.20%
- CL C

FIDELITY ADV DIVIDEND GROWTH      6.20%
- CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                           6.81%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.


(photograph of Charles Mangum)

An interview with Charles Mangum, Portfolio Manager of Fidelity
Advisor Dividend Growth Fund

Q. HOW DID THE FUND PERFORM, CHARLES?

A. From the fund's inception on December 28, 1998, through May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 7.40%, 7.40%, 7.10% and 7.20%, respectively. During this same time period, the Standard & Poor's 500 Index returned 6.81%. Going forward, we'll look at the fund's performance in six- and 12-month intervals and compare it to its peer group.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. While the fund managed to top the S&P 500's return, the market environment during the period was not particularly conducive to a strong return. I tend to focus on what I call stable-growth stocks, and in doing so I try to minimize the volatility in the portfolio. Through much of this period, though, investors - perhaps spurred on by the perception of an imminent economic recovery - favored stocks with more inherent volatility. Riskier small-cap stocks, for instance, outperformed larger stocks for the first time in quite a while. This change in sentiment hurt some of the fund's stable-growth names, particularly finance stocks such as Fannie Mae and Freddie Mac. Investors also favored cyclical stocks - or those stocks that typically perform in line with economic swings - towards the end of the period. On a positive note, I'm happy with the way the fund performed after a difficult start. Several good sector plays helped performance.

Q. WAS THE FUND'S EXPOSURE TO ENERGY-RELATED STOCKS ONE EXAMPLE?

A. Yes, it was. Energy stocks endured a miserable stretch in late 1998 and early 1999, as the price of oil fell to near-historic lows. I sensed an opportunity should the price bounce back, so I added to the fund's stakes in oil exploration and drilling companies such as ENSCO International and Mobil. Eventually, OPEC announced that it would cut back on the world's oil supply, the price began to climb and these stocks benefited. On the flip side, the fund's underweighting in technology stocks - around 11% of assets at the end of the period compared to just over 20% for the S&P 500 - hurt.

Q. AT THE CLOSE OF THE PERIOD, THE FUND'S COMBINED INVESTMENTS IN THE HEALTH AND FINANCE SECTORS TOTALED AROUND 37%. HOW DID THESE GROUPS PERFORM DURING THE PERIOD?

A. Each had a tough time for different reasons. Within the health group, pharmaceutical stocks declined due to skepticism toward high valuations and fewer exciting product announcements. Schering-Plough, for instance - the fund's fifth-largest holding at the end of the period - detracted from performance. Finance stocks suffered mainly from the volatility I mentioned as well as the general consensus that the next Federal Reserve Board interest-rate move would be upward. Comerica, a Midwest regional bank with sound fundamentals, was one such stock that declined during the period. One thing to keep in mind is that this fund will typically have high exposure to both health and finance stocks. In looking for stable growth and dividend payouts, my experience has taught me that these two areas typically offer good opportunities.

Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL DURING THE PERIOD? WHICH ONES WOULD YOU CLASSIFY AS DISAPPOINTING?

A. Two of the fund's better-performing stocks were Microsoft and Johnson & Johnson. Microsoft continued to flex its muscles in several growth areas of the technology industry, while Johnson & Johnson enjoyed a favorable sales period. On the other hand, I'd label Philip Morris and Cardinal Health as being disappointments. Philip Morris continued to be dogged by ongoing tobacco litigation suits, while Cardinal Health was plagued by fears of government pricing intervention within the pharmaceuticals industry.

Q. WHAT'S YOUR OUTLOOK?

A. Despite the climate we witnessed during this period, I'm optimistic that stable growth stocks will fall back into favor among investors. A little bit of uncertainty would contribute to that goal, and Y2K may be just what the doctor ordered. In terms of the portfolio, I don't foresee any major changes, but I may look for more opportunities within the supermarket group. As we neared the end of the period, grocery-store stocks had gotten quite cheap and many had maintained consistent earnings-growth track records.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies that have the
potential to increase their
current dividend or begin
paying a dividend

START DATE: December 28,
1998

SIZE: as of May 31, 1999,
more than $445 million

MANAGER: Charles Mangum,
since inception; joined
Fidelity in 1990

(checkmark)

CHARLES MANGUM TALKS
ABOUT HIS INVESTING STYLE:

"While the market environment
over the past five months hasn't
rewarded stable-growth
companies, it does nonetheless
provide an effective backdrop for
explaining my investment
approach.

"First and foremost, I believe in
showing patience toward a
particular stock. Investors may
notice that many of the names I've
mentioned as being laggards -
including Fannie Mae,
Schering-Plough and Philip
Morris - still reside in the fund's
top-10 list of holdings. That's
because I believe in each of these
companies and prefer to take a
long-term view of their prospects.
Each of these companies has
shown consistency in generating
solid earnings growth over time, is
capable of paying out steady
dividends and - in my opinion -
is well-run. I don't believe in
turning my back on companies
such as these based on short-term
market swings. In my experience,
companies that have good
earnings-growth track records
over prolonged periods of time are
going to win out in the end.

"I also try to avoid sector rotation,
or simply jumping headfirst into
an industry that may be
performing well at the time. While
this can result in eye-catching
returns on an occasional basis, too
much rotation can be a losing
proposition over the long haul."


INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

Fannie Mae                     5.4

Johnson & Johnson              4.1

Microsoft Corp.                3.3

General Electric Co.           3.1

Schering-Plough Corp.          3.1

Associates First Capital       2.8
Corp. Class A

Philip Morris Companies, Inc.  2.6

MCI WorldCom, Inc.             2.2

Comerica, Inc.                 2.2

Freddie Mac                    2.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                        21.6

HEALTH                         15.8

TECHNOLOGY                     10.7

UTILITIES                      9.9

NONDURABLES                    7.5

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

Row: 1, Col: 1, Value: 97.8
Row: 1, Col: 2, Value: 2.2

Stocks 97.8%
Short-term investments 2.2%
*FOREIGN INVESTMENTS 1.7%

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.8%

                                 SHARES                          VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.4%

AEROSPACE & DEFENSE - 0.6%

Cordant Technologies, Inc.        50,430                         $ 2,445,855

DEFENSE ELECTRONICS - 1.0%

Raytheon Co. Class A              67,510                          4,485,196

SHIP BUILDING & REPAIR - 0.8%

General Dynamics Corp.            53,720                          3,532,090

TOTAL AEROSPACE & DEFENSE                                         10,463,141

BASIC INDUSTRIES - 0.9%

METALS & MINING - 0.5%

Alcoa, Inc.                       37,720                          2,074,600

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. (a)          66,060                          2,014,830

TOTAL BASIC INDUSTRIES                                            4,089,430

CONSTRUCTION & REAL ESTATE -
0.6%

BUILDING MATERIALS - 0.5%

Masco Corp.                       83,530                          2,385,826

REAL ESTATE - 0.1%

Stewart Enterprises, Inc.         13,300                          245,219
Class A

TOTAL CONSTRUCTION & REAL                                         2,631,045
ESTATE

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
0.5%

AutoZone, Inc. (a)                73,200                          2,118,225

HOME FURNISHINGS - 1.0%

Newell Rubbermaid, Inc.           106,530                         4,314,465

TOTAL DURABLES                                                    6,432,690

ENERGY - 7.2%

ENERGY SERVICES - 2.2%

ENSCO International, Inc.         104,000                         1,846,000

Global Marine, Inc. (a)           166,520                         2,341,688

Halliburton Co.                   82,880                          3,429,160

Schlumberger Ltd.                 31,480                          1,894,702

                                                                  9,511,550

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 5.0%

BP Amoco PLC sponsored ADR        21,440                         $ 2,296,760

Chevron Corp.                     25,000                          2,317,188

Exxon Corp.                       87,690                          7,004,239

Mobil Corp.                       70,400                          7,128,000

Santa Fe Snyder Corp. (a)         360,980                         3,068,330

                                                                  21,814,517

TOTAL ENERGY                                                      31,326,067

FINANCE - 21.6%

BANKS - 3.2%

Chase Manhattan Corp.             60,950                          4,418,875

Comerica, Inc.                    156,870                         9,480,831

                                                                  13,899,706

CREDIT & OTHER FINANCE - 5.8%

Associates First Capital          295,150                         12,101,150
Corp. Class A

Citigroup, Inc.                   35,560                          2,355,850

Fleet Financial Group, Inc.       225,730                         9,283,146

Household International, Inc.     39,960                          1,733,265

                                                                  25,473,411

FEDERAL SPONSORED CREDIT - 7.5%

Fannie Mae                        346,900                         23,589,194

Freddie Mac                       160,450                         9,356,241

                                                                  32,945,435

INSURANCE - 3.9%

AFLAC, Inc.                       33,800                          1,723,800

American International Group,     37,863                          4,328,214
Inc.

Hartford Financial Services       63,630                          4,024,598
Group, Inc.

MGIC Investment Corp.             40,530                          1,950,506

Travelers Property Casualty       126,370                         4,991,615
Corp. Class A

                                                                  17,018,733

SAVINGS & LOANS - 1.0%

Charter One Financial, Inc.       80,820                          2,298,319

Washington Mutual, Inc.           59,280                          2,263,755

                                                                  4,562,074

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.2%

Morgan Stanley, Dean Witter &     9,640                          $ 930,260
Co.

TOTAL FINANCE                                                     94,829,619

HEALTH - 15.8%

DRUGS & PHARMACEUTICALS - 7.0%

American Home Products Corp.      68,640                          3,955,380

Bristol-Myers Squibb Co.          92,660                          6,358,793

Lilly (Eli) & Co.                 30,300                          2,164,556

Merck & Co., Inc.                 66,920                          4,517,100

Schering-Plough Corp.             300,560                         13,543,985

                                                                  30,539,814

MEDICAL EQUIPMENT & SUPPLIES
- 8.8%

Abbott Laboratories               102,700                         4,640,756

Becton, Dickinson & Co.           185,370                         7,183,088

Cardinal Health, Inc.             149,570                         9,030,289

Johnson & Johnson                 193,310                         17,905,339

                                                                  38,759,472

TOTAL HEALTH                                                      69,299,286

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 5.1%

Emerson Electric Co.              35,240                          2,250,955

General Electric Co.              133,840                         13,609,855

Honeywell, Inc.                   30,000                          2,838,750

Koninklijke (Royal) Philips       40,000                          3,440,000
Electronics NV ADR

                                                                  22,139,560

MEDIA & LEISURE - 4.2%

BROADCASTING - 1.9%

CBS Corp. (a)                     85,800                          3,582,150

Time Warner, Inc.                 68,200                          4,641,863

                                                                  8,224,013

ENTERTAINMENT - 0.2%

Viacom, Inc. Class B              21,500                          827,750
(non-vtg.) (a)

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 2.1%

McDonald's Corp.                  119,180                        $ 4,588,430

Tricon Global Restaurants,        81,300                          4,735,725
Inc. (a)

                                                                  9,324,155

TOTAL MEDIA & LEISURE                                             18,375,918

NONDURABLES - 7.5%

FOODS - 1.0%

Quaker Oats Co.                   68,120                          4,500,178

HOUSEHOLD PRODUCTS - 3.9%

Alberto-Culver Co.:

Class A                           13,190                          300,897

Class B                           123,800                         3,272,963

Clorox Co.                        43,690                          4,409,959

Gillette Co.                      45,620                          2,326,620

Procter & Gamble Co.              73,920                          6,902,280

                                                                  17,212,719

TOBACCO - 2.6%

Philip Morris Companies, Inc.     292,320                         11,272,590

TOTAL NONDURABLES                                                 32,985,487

RETAIL & WHOLESALE - 6.8%

APPAREL STORES - 0.5%

Gap, Inc.                         37,950                          2,374,247

GENERAL MERCHANDISE STORES -
3.7%

Dayton Hudson Corp.               112,760                         7,103,880

Federated Department Stores,      84,140                          4,585,630
Inc. (a)

Wal-Mart Stores, Inc.             108,020                         4,604,353

                                                                  16,293,863

GROCERY STORES - 1.0%

Albertson's, Inc.                 40,100                          2,145,350

Kroger Co. (a)                    2,100                           122,981

Safeway, Inc. (a)                 45,900                          2,134,350

                                                                  4,402,681

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Home Depot, Inc.                  63,630                          3,618,956

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Lowe's Companies, Inc.            44,030                         $ 2,286,808

Staples, Inc. (a)                 32,100                          922,875

                                                                  6,828,639

TOTAL RETAIL & WHOLESALE                                          29,899,430

SERVICES - 2.6%

ADVERTISING - 2.6%

Clear Channel Communications,     67,786                          4,478,113
Inc. (a)

Omnicom Group, Inc.               96,300                          6,741,000

                                                                  11,219,113

TECHNOLOGY - 10.7%

COMMUNICATIONS EQUIPMENT - 2.0%

Cisco Systems, Inc. (a)           57,140                          6,228,260

Lucent Technologies, Inc.         40,940                          2,328,463

                                                                  8,556,723

COMPUTER SERVICES & SOFTWARE
- 5.7%

Automatic Data Processing,        52,300                          2,154,106
Inc.

DST Systems, Inc. (a)             64,800                          3,499,200

International Business            41,400                          4,815,338
Machines Corp.

Microsoft Corp. (a)               179,680                         14,497,930

                                                                  24,966,574

COMPUTERS & OFFICE EQUIPMENT
- 0.7%

Hewlett-Packard Co.               9,600                           905,400

Xerox Corp.                       40,240                          2,260,985

                                                                  3,166,385

ELECTRONICS - 2.3%

Intel Corp.                       41,380                          2,237,106

Motorola, Inc.                    10,800                          894,375

Texas Instruments, Inc.           63,540                          6,949,688

                                                                  10,081,169

TOTAL TECHNOLOGY                                                  46,770,851

TRANSPORTATION - 1.0%

RAILROADS - 1.0%

Burlington Northern Santa Fe      140,210                         4,346,510
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

UTILITIES - 9.9%

ELECTRIC UTILITY - 2.0%

CMS Energy Corp.                  42,090                         $ 1,957,185

Duke Energy Corp.                 40,330                          2,432,403

IPALCO Enterprises, Inc.          93,660                          2,312,231

PG&E Corp.                        68,280                          2,304,450

                                                                  9,006,269

TELEPHONE SERVICES - 7.9%

AT&T Corp.                        159,216                         8,836,488

Bell Atlantic Corp.               83,280                          4,559,580

GTE Corp.                         36,020                          2,271,511

MCI WorldCom, Inc. (a)            111,330                         9,616,129

SBC Communications, Inc.          180,820                         9,244,423

                                                                  34,528,131

TOTAL UTILITIES                                                   43,534,400

TOTAL COMMON STOCKS                                               428,342,547
(Cost $426,432,025)

CASH EQUIVALENTS - 2.2%

                                 MATURITY AMOUNT

Investments in repurchase        $ 9,751,198                      9,746,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.8%,
dated 5/28/99 due 6/1/99
(Cost $9,746,000)

TOTAL INVESTMENT IN                                                $ 438,088,547
SECURITIES - 100%
(Cost $436,178,025)


LEGEND

(a) Non-income producing

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $437,352,908. Net unrealized appreciation aggregated $735,639, of which $17,639,411 related to appreciated investment securities and $16,903,772 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                             MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 438,088,547
value (including repurchase
agreements of $9,746,000)
(cost $436,178,025) -  See
accompanying schedule

Cash                                          665

Receivable for investments                    6,587,153
sold

Receivable for fund shares                    9,673,432
sold

Dividends receivable                          315,280

Prepaid expenses                              48,701

 TOTAL ASSETS                                 454,713,778

LIABILITIES

Payable for investments         $ 8,631,288
purchased

Payable for fund shares          330,893
redeemed

Accrued management fee           193,952

Distribution fees payable        228,834

Other payables and accrued       204,979
expenses

 TOTAL LIABILITIES                            9,589,946

NET ASSETS                                   $ 445,123,832

Net Assets consist of:

Paid in capital                              $ 443,955,744

Accumulated net investment                    (363,750)
loss

Accumulated undistributed net                 (378,684)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,910,522
(depreciation) on investments

NET ASSETS                                   $ 445,123,832

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.74
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
 ($21,808,035 (divided by)
2,031,122 shares)

Maximum offering price per         $11.40
share (100/94.25 of $10.74)

CLASS T: NET ASSET VALUE and       $10.74
redemption price per share
($178,534,999 (divided by)
16,631,066 shares)

Maximum offering price per         $11.13
share (100/96.50 of $10.74)

CLASS B: NET ASSET VALUE and       $10.71
offering price per share
($140,941,896 (divided by)
13,156,998 shares) A

CLASS C: NET ASSET VALUE and       $10.72
offering price per share
($75,298,007 (divided by)
7,026,017 shares) A

INSTITUTIONAL CLASS: NET           $10.76
ASSET VALUE, offering price
and redemption price   per
share ($28,540,895 (divided
by) 2,653,644 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                            DECEMBER 28, 1998
                                            (COMMENCEMENT OF OPERATIONS)
                                            TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 849,437
Dividends

Interest                                      219,484

 TOTAL INCOME                                 1,068,921

EXPENSES

Management fee                   $ 451,818

Transfer agent fees               186,773

Distribution fees                 512,608

Accounting fees and expenses      42,140

Non-interested trustees'          130
compensation

Custodian fees and expenses       27,396

Registration fees                 228,743

Audit                             10,647

Legal                             24

Miscellaneous                     1,370

 Total expenses before            1,461,649
reductions

 Expense reductions               (28,978)    1,432,671

NET INVESTMENT INCOME (LOSS)                  (363,750)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (380,162)

 Foreign currency transactions    1,478       (378,684)

Change in net unrealized                      1,910,522
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               1,531,838

NET INCREASE (DECREASE) IN                   $ 1,168,088
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 28, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO MAY 31, 1999
                              (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (363,750)
income (loss)

 Net realized gain (loss)      (378,684)

 Change in net unrealized      1,910,522
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    1,168,088
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       443,955,744
increase (decrease)

  TOTAL INCREASE (DECREASE)    445,123,832
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 445,123,832
accumulated net investment
loss of $363,750)

FINANCIAL HIGHLIGHTS - CLASS A
                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)

Net realized and unrealized       .74
gain (loss)

Total from investment             .74
operations

Net asset value, end of period   $ 10.74

TOTAL RETURN B, C                 7.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,808
(000 omitted)

Ratio of expenses to average      1.54% A
net assets

Ratio of expenses to average      1.50% A, F
net assets after expense
reductions

Ratio of net investment           (.10)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .75
gain (loss)

Total from investment             .74
operations

Net asset value, end of period   $ 10.74

TOTAL RETURN B, C                 7.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 178,535
(000 omitted)

Ratio of expenses to average      1.74% A
net assets

Ratio of expenses to average      1.70% A, F
net assets after expense
reductions

Ratio of net investment           (.31)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)

Net realized and unrealized       .75
gain (loss)

Total from investment             .71
operations

Net asset value, end of period   $ 10.71

TOTAL RETURN B, C                 7.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 140,942
(000 omitted)

Ratio of expenses to average      2.27% A
net assets

Ratio of expenses to average      2.23% A, F
net assets after expense
reductions

Ratio of net investment           (.83)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       .75
gain (loss)

Total from investment             .72
operations

Net asset value, end of period   $ 10.72

TOTAL RETURN B, C                 7.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 75,298
(000 omitted)

Ratio of expenses to average      2.26% A
net assets

Ratio of expenses to average      2.21% A, F
net assets after expense
reductions

Ratio of net investment           (.82)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       .75
gain (loss)

Total from investment             .76
operations

Net asset value, end of period   $ 10.76

TOTAL RETURN B, C                 7.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 28,541
(000 omitted)

Ratio of expenses to average      1.22% A
net assets

Ratio of expenses to average      1.19% A, F
net assets after expense
reductions

Ratio of net investment           .21% A
income to average net assets

Portfolio turnover                109% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $512,914,489 and $86,102,302, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,360      $ -

CLASS T    160,948      77

CLASS B    236,180      177,144

CLASS C    107,120      105,461

          $ 512,608    $ 282,682


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 209,109    $ 111,028

CLASS T    585,061      230,228

CLASS B    30,140       30,140 *

CLASS C    5,283        5,283 *

          $ 829,593    $ 376,679

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 9,431    .29 *

CLASS T                 75,397    .24 *

CLASS B                 59,097    .25 *

CLASS C                 25,489    .24 *

INSTITUTIONAL CLASS     17,359    .23 *

                       $ 186,773

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $36,024 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $28,805 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $173 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                           DOLLARS

                            DECEMBER 28, 1998                DECEMBER 28, 1998
                            (COMMENCEMENT OF OPERATIONS)     (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31,                       TO MAY 31,

                            1999                             1999



CLASS A Shares sold          2,376,373                       $ 25,672,834

Shares redeemed              (345,251)                        (3,831,943)

Net increase (decrease)      2,031,122                       $ 21,840,891

CLASS T Shares sold          17,156,631                      $ 183,697,746

Shares redeemed              (525,565)                        (5,647,219)

Net increase (decrease)      16,631,066                      $ 178,050,527

CLASS B Shares sold          13,430,922                      $ 143,593,917

Shares redeemed              (273,924)                        (2,924,141)

Net increase (decrease)      13,156,998                      $ 140,669,776

CLASS C Shares sold          7,131,473                       $ 76,912,185

Shares redeemed              (105,456)                        (1,130,552)

Net increase (decrease)      7,026,017                       $ 75,781,633

INSTITUTIONAL CLASS Shares   2,687,709                       $ 27,980,807
sold

Shares redeemed              (34,065)                         (367,890)

Net increase (decrease)      2,653,644                       $ 27,612,917



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Charles A. Mangum, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN
State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ADGF-SANN-0799   80192
1.721239.100

(Fidelity Logo Graphic)(registered trademark)




FIDELITY ADVISOR
DIVIDEND GROWTH
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logos)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR DIVIDEND GROWTH FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999           LIFE OF FUND

FIDELITY ADV DIVIDEND GROWTH        7.60%
- INST CL

S&P 500 (registered trademark)      6.81%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Charles Mangum)

An interview with Charles Mangum, Portfolio Manager of Fidelity
Advisor Dividend Growth Fund

Q. HOW DID THE FUND PERFORM, CHARLES?

A. From the fund's inception on December 28, 1998, through May 31, 1999, the fund's Institutional Class shares returned 7.60%. During this same time period, the Standard & Poor's 500 Index returned 6.81%. Going forward, we'll look at the fund's performance in six- and 12-month intervals and compare it to its peer group.

Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A. While the fund managed to top the S&P 500's return, the market environment during the period was not particularly conducive to a strong return. I tend to focus on what I call stable-growth stocks, and in doing so I try to minimize the volatility in the portfolio. Through much of this period, though, investors - perhaps spurred on by the perception of an imminent economic recovery - favored stocks with more inherent volatility. Riskier small-cap stocks, for instance, outperformed larger stocks for the first time in quite a while. This change in sentiment hurt some of the fund's stable-growth names, particularly finance stocks such as Fannie Mae and Freddie Mac. Investors also favored cyclical stocks - or those stocks that typically perform in line with economic swings - towards the end of the period. On a positive note, I'm happy with the way the fund performed after a difficult start. Several good sector plays helped performance.

Q. WAS THE FUND'S EXPOSURE TO ENERGY-RELATED STOCKS ONE EXAMPLE?

A. Yes, it was. Energy stocks endured a miserable stretch in late 1998 and early 1999, as the price of oil fell to near-historic lows. I sensed an opportunity should the price bounce back, so I added to the fund's stakes in oil exploration and drilling companies such as ENSCO International and Mobil. Eventually, OPEC announced that it would cut back on the world's oil supply, the price began to climb and these stocks benefited. On the flip side, the fund's underweighting in technology stocks - around 11% of assets at the end of the period compared to just over 20% for the S&P 500 - hurt.

Q. AT THE CLOSE OF THE PERIOD, THE FUND'S COMBINED INVESTMENTS IN THE HEALTH AND FINANCE SECTORS TOTALED AROUND 37%. HOW DID THESE GROUPS PERFORM DURING THE PERIOD?

A. Each had a tough time for different reasons. Within the health group, pharmaceutical stocks declined due to skepticism toward high valuations and fewer exciting product announcements. Schering-Plough, for instance - the fund's fifth-largest holding at the end of the period - detracted from performance. Finance stocks suffered mainly from the volatility I mentioned as well as the general consensus that the next Federal Reserve Board interest-rate move would be upward. Comerica, a Midwest regional bank with sound fundamentals, was one such stock that declined during the period. One thing to keep in mind is that this fund will typically have high exposure to both health and finance stocks. In looking for stable growth and dividend payouts, my experience has taught me that these two areas typically offer good opportunities.

Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL DURING THE PERIOD? WHICH ONES WOULD YOU CLASSIFY AS DISAPPOINTING?

A. Two of the fund's better-performing stocks were Microsoft and Johnson & Johnson. Microsoft continued to flex its muscles in several growth areas of the technology industry, while Johnson & Johnson enjoyed a favorable sales period. On the other hand, I'd label Philip Morris and Cardinal Health as being disappointments. Philip Morris continued to be dogged by ongoing tobacco litigation suits, while Cardinal Health was plagued by fears of government pricing intervention within the pharmaceuticals industry.

Q. WHAT'S YOUR OUTLOOK?

A. Despite the climate we witnessed during this period, I'm optimistic that stable growth stocks will fall back into favor among investors. A little bit of uncertainty would contribute to that goal, and Y2K may be just what the doctor ordered. In terms of the portfolio, I don't foresee any major changes, but I may look for more opportunities within the supermarket group. As we neared the end of the period, grocery-store stocks had gotten quite cheap and many had maintained consistent earnings-growth track records.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to increase the value of
the fund's shares by investing
mainly in equity securities of
companies that have the
potential to increase their
current dividend or begin
paying a dividend

START DATE: December 28,
1998

SIZE: as of May 31, 1999,
more than $445 million

MANAGER: Charles Mangum,
since inception; joined
Fidelity in 1990
(checkmark)

CHARLES MANGUM TALKS
ABOUT HIS INVESTING STYLE:

"While the market environment
over the past five months hasn't
rewarded stable-growth
companies, it does nonetheless
provide an effective backdrop for
explaining my investment
approach.

"First and foremost, I believe in
showing patience toward a
particular stock. Investors may
notice that many of the names I've
mentioned as being laggards -
including Fannie Mae,
Schering-Plough and Philip
Morris - still reside in the fund's
top-10 list of holdings. That's
because I believe in each of these
companies and prefer to take a
long-term view of their prospects.
Each of these companies has
shown consistency in generating
solid earnings growth over time, is
capable of paying out steady
dividends and - in my opinion -
is well-run. I don't believe in
turning my back on companies
such as these based on short-term
market swings. In my experience,
companies that have good
earnings-growth track records
over prolonged periods of time are
going to win out in the end.

"I also try to avoid sector rotation,
or simply jumping headfirst into
an industry that may be
performing well at the time. While
this can result in eye-catching
returns on an occasional basis, too
much rotation can be a losing
proposition over the long haul."

INVESTMENT SUMMARY

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

Fannie Mae                     5.4

Johnson & Johnson              4.1

Microsoft Corp.                3.3

General Electric Co.           3.1

Schering-Plough Corp.          3.1

Associates First Capital       2.8
Corp. Class A

Philip Morris Companies, Inc.  2.6

MCI WorldCom, Inc.             2.2

Comerica, Inc.                 2.2

Freddie Mac                    2.1

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS

FINANCE                        21.6

HEALTH                         15.8

TECHNOLOGY                     10.7

UTILITIES                      9.9

NONDURABLES                    7.5

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *
Row: 1, Col: 1, Value: 97.8
Row: 1, Col: 2, Value: 2.2
Stocks 97.8%
Short-term investments 2.2%
*FOREIGN INVESTMENTS 1.7%

INVESTMENTS MAY 31, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 97.8%

                                 SHARES                          VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.4%

AEROSPACE & DEFENSE - 0.6%

Cordant Technologies, Inc.        50,430                         $ 2,445,855

DEFENSE ELECTRONICS - 1.0%

Raytheon Co. Class A              67,510                          4,485,196

SHIP BUILDING & REPAIR - 0.8%

General Dynamics Corp.            53,720                          3,532,090

TOTAL AEROSPACE & DEFENSE                                         10,463,141

BASIC INDUSTRIES - 0.9%

METALS & MINING - 0.5%

Alcoa, Inc.                       37,720                          2,074,600

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. (a)          66,060                          2,014,830

TOTAL BASIC INDUSTRIES                                            4,089,430

CONSTRUCTION & REAL ESTATE -
0.6%

BUILDING MATERIALS - 0.5%

Masco Corp.                       83,530                          2,385,826

REAL ESTATE - 0.1%

Stewart Enterprises, Inc.         13,300                          245,219
Class A

TOTAL CONSTRUCTION & REAL                                         2,631,045
ESTATE

DURABLES - 1.5%

AUTOS, TIRES, & ACCESSORIES -
0.5%

AutoZone, Inc. (a)                73,200                          2,118,225

HOME FURNISHINGS - 1.0%

Newell Rubbermaid, Inc.           106,530                         4,314,465

TOTAL DURABLES                                                    6,432,690

ENERGY - 7.2%

ENERGY SERVICES - 2.2%

ENSCO International, Inc.         104,000                         1,846,000

Global Marine, Inc. (a)           166,520                         2,341,688

Halliburton Co.                   82,880                          3,429,160

Schlumberger Ltd.                 31,480                          1,894,702

                                                                  9,511,550

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - 5.0%

BP Amoco PLC sponsored ADR        21,440                         $ 2,296,760

Chevron Corp.                     25,000                          2,317,188

Exxon Corp.                       87,690                          7,004,239

Mobil Corp.                       70,400                          7,128,000

Santa Fe Snyder Corp. (a)         360,980                         3,068,330

                                                                  21,814,517

TOTAL ENERGY                                                      31,326,067

FINANCE - 21.6%

BANKS - 3.2%

Chase Manhattan Corp.             60,950                          4,418,875

Comerica, Inc.                    156,870                         9,480,831

                                                                  13,899,706

CREDIT & OTHER FINANCE - 5.8%

Associates First Capital          295,150                         12,101,150
Corp. Class A

Citigroup, Inc.                   35,560                          2,355,850

Fleet Financial Group, Inc.       225,730                         9,283,146

Household International, Inc.     39,960                          1,733,265

                                                                  25,473,411

FEDERAL SPONSORED CREDIT - 7.5%

Fannie Mae                        346,900                         23,589,194

Freddie Mac                       160,450                         9,356,241

                                                                  32,945,435

INSURANCE - 3.9%

AFLAC, Inc.                       33,800                          1,723,800

American International Group,     37,863                          4,328,214
Inc.

Hartford Financial Services       63,630                          4,024,598
Group, Inc.

MGIC Investment Corp.             40,530                          1,950,506

Travelers Property Casualty       126,370                         4,991,615
Corp. Class A

                                                                  17,018,733

SAVINGS & LOANS - 1.0%

Charter One Financial, Inc.       80,820                          2,298,319

Washington Mutual, Inc.           59,280                          2,263,755

                                                                  4,562,074

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.2%

Morgan Stanley, Dean Witter &     9,640                          $ 930,260
Co.

TOTAL FINANCE                                                     94,829,619

HEALTH - 15.8%

DRUGS & PHARMACEUTICALS - 7.0%

American Home Products Corp.      68,640                          3,955,380

Bristol-Myers Squibb Co.          92,660                          6,358,793

Lilly (Eli) & Co.                 30,300                          2,164,556

Merck & Co., Inc.                 66,920                          4,517,100

Schering-Plough Corp.             300,560                         13,543,985

                                                                  30,539,814

MEDICAL EQUIPMENT & SUPPLIES
- 8.8%

Abbott Laboratories               102,700                         4,640,756

Becton, Dickinson & Co.           185,370                         7,183,088

Cardinal Health, Inc.             149,570                         9,030,289

Johnson & Johnson                 193,310                         17,905,339

                                                                  38,759,472

TOTAL HEALTH                                                      69,299,286

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.1%

ELECTRICAL EQUIPMENT - 5.1%

Emerson Electric Co.              35,240                          2,250,955

General Electric Co.              133,840                         13,609,855

Honeywell, Inc.                   30,000                          2,838,750

Koninklijke (Royal) Philips       40,000                          3,440,000
Electronics NV ADR

                                                                  22,139,560

MEDIA & LEISURE - 4.2%

BROADCASTING - 1.9%

CBS Corp. (a)                     85,800                          3,582,150

Time Warner, Inc.                 68,200                          4,641,863

                                                                  8,224,013

ENTERTAINMENT - 0.2%

Viacom, Inc. Class B              21,500                          827,750
(non-vtg.) (a)

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 2.1%

McDonald's Corp.                  119,180                        $ 4,588,430

Tricon Global Restaurants,        81,300                          4,735,725
Inc. (a)

                                                                  9,324,155

TOTAL MEDIA & LEISURE                                             18,375,918

NONDURABLES - 7.5%

FOODS - 1.0%

Quaker Oats Co.                   68,120                          4,500,178

HOUSEHOLD PRODUCTS - 3.9%

Alberto-Culver Co.:

Class A                           13,190                          300,897

Class B                           123,800                         3,272,963

Clorox Co.                        43,690                          4,409,959

Gillette Co.                      45,620                          2,326,620

Procter & Gamble Co.              73,920                          6,902,280

                                                                  17,212,719

TOBACCO - 2.6%

Philip Morris Companies, Inc.     292,320                         11,272,590

TOTAL NONDURABLES                                                 32,985,487

RETAIL & WHOLESALE - 6.8%

APPAREL STORES - 0.5%

Gap, Inc.                         37,950                          2,374,247

GENERAL MERCHANDISE STORES -
3.7%

Dayton Hudson Corp.               112,760                         7,103,880

Federated Department Stores,      84,140                          4,585,630
Inc. (a)

Wal-Mart Stores, Inc.             108,020                         4,604,353

                                                                  16,293,863

GROCERY STORES - 1.0%

Albertson's, Inc.                 40,100                          2,145,350

Kroger Co. (a)                    2,100                           122,981

Safeway, Inc. (a)                 45,900                          2,134,350

                                                                  4,402,681

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Home Depot, Inc.                  63,630                          3,618,956

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Lowe's Companies, Inc.            44,030                         $ 2,286,808

Staples, Inc. (a)                 32,100                          922,875

                                                                  6,828,639

TOTAL RETAIL & WHOLESALE                                          29,899,430

SERVICES - 2.6%

ADVERTISING - 2.6%

Clear Channel Communications,     67,786                          4,478,113
Inc. (a)

Omnicom Group, Inc.               96,300                          6,741,000

                                                                  11,219,113

TECHNOLOGY - 10.7%

COMMUNICATIONS EQUIPMENT - 2.0%

Cisco Systems, Inc. (a)           57,140                          6,228,260

Lucent Technologies, Inc.         40,940                          2,328,463

                                                                  8,556,723

COMPUTER SERVICES & SOFTWARE
- 5.7%

Automatic Data Processing,        52,300                          2,154,106
Inc.

DST Systems, Inc. (a)             64,800                          3,499,200

International Business            41,400                          4,815,338
Machines Corp.

Microsoft Corp. (a)               179,680                         14,497,930

                                                                  24,966,574

COMPUTERS & OFFICE EQUIPMENT
- 0.7%

Hewlett-Packard Co.               9,600                           905,400

Xerox Corp.                       40,240                          2,260,985

                                                                  3,166,385

ELECTRONICS - 2.3%

Intel Corp.                       41,380                          2,237,106

Motorola, Inc.                    10,800                          894,375

Texas Instruments, Inc.           63,540                          6,949,688

                                                                  10,081,169

TOTAL TECHNOLOGY                                                  46,770,851

TRANSPORTATION - 1.0%

RAILROADS - 1.0%

Burlington Northern Santa Fe      140,210                         4,346,510
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                          VALUE (NOTE 1)

UTILITIES - 9.9%

ELECTRIC UTILITY - 2.0%

CMS Energy Corp.                  42,090                         $ 1,957,185

Duke Energy Corp.                 40,330                          2,432,403

IPALCO Enterprises, Inc.          93,660                          2,312,231

PG&E Corp.                        68,280                          2,304,450

                                                                  9,006,269

TELEPHONE SERVICES - 7.9%

AT&T Corp.                        159,216                         8,836,488

Bell Atlantic Corp.               83,280                          4,559,580

GTE Corp.                         36,020                          2,271,511

MCI WorldCom, Inc. (a)            111,330                         9,616,129

SBC Communications, Inc.          180,820                         9,244,423

                                                                  34,528,131

TOTAL UTILITIES                                                   43,534,400

TOTAL COMMON STOCKS                                               428,342,547
(Cost $426,432,025)

CASH EQUIVALENTS - 2.2%

                                 MATURITY AMOUNT

Investments in repurchase        $ 9,751,198                      9,746,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.8%,
dated 5/28/99 due 6/1/99
(Cost $9,746,000)

TOTAL INVESTMENT IN                                              $ 438,088,547
SECURITIES - 100%
(Cost $436,178,025)


LEGEND
(a) Non-income producing
INCOME TAX INFORMATION
At May 31, 1999, the aggregate cost
of investment securities for income tax purposes was $437,352,908. Net unrealized appreciation aggregated $735,639, of which $17,639,411 related to appreciated investment securities and $16,903,772 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                             MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 438,088,547
value (including repurchase
agreements of $9,746,000)
(cost $436,178,025) -  See
accompanying schedule

Cash                                          665

Receivable for investments                    6,587,153
sold

Receivable for fund shares                    9,673,432
sold

Dividends receivable                          315,280

Prepaid expenses                              48,701

 TOTAL ASSETS                                 454,713,778

LIABILITIES

Payable for investments         $ 8,631,288
purchased

Payable for fund shares          330,893
redeemed

Accrued management fee           193,952

Distribution fees payable        228,834

Other payables and accrued       204,979
expenses

 TOTAL LIABILITIES                            9,589,946

NET ASSETS                                   $ 445,123,832

Net Assets consist of:

Paid in capital                              $ 443,955,744

Accumulated net investment                    (363,750)
loss

Accumulated undistributed net                 (378,684)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,910,522
(depreciation) on investments

NET ASSETS                                   $ 445,123,832

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $10.74
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
 ($21,808,035 (divided by)
2,031,122 shares)

Maximum offering price per         $11.40
share (100/94.25 of $10.74)

CLASS T: NET ASSET VALUE and       $10.74
redemption price per share
($178,534,999 (divided by)
16,631,066 shares)

Maximum offering price per         $11.13
share (100/96.50 of $10.74)

CLASS B: NET ASSET VALUE and       $10.71
offering price per share
($140,941,896 (divided by)
13,156,998 shares) A

CLASS C: NET ASSET VALUE and       $10.72
offering price per share
($75,298,007 (divided by)
7,026,017 shares) A

INSTITUTIONAL CLASS: NET           $10.76
ASSET VALUE, offering price
and redemption price   per
share ($28,540,895 (divided
by) 2,653,644 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                    DECEMBER 28, 1998
                          (COMMENCEMENT OF OPERATIONS)
                           TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                            $ 849,437
Dividends

Interest                                      219,484

 TOTAL INCOME                                 1,068,921

EXPENSES

Management fee                   $ 451,818

Transfer agent fees               186,773

Distribution fees                 512,608

Accounting fees and expenses      42,140

Non-interested trustees'          130
compensation

Custodian fees and expenses       27,396

Registration fees                 228,743

Audit                             10,647

Legal                             24

Miscellaneous                     1,370

 Total expenses before            1,461,649
reductions

 Expense reductions               (28,978)    1,432,671

NET INVESTMENT INCOME (LOSS)                  (363,750)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            (380,162)

 Foreign currency transactions    1,478       (378,684)

Change in net unrealized                      1,910,522
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                               1,531,838

NET INCREASE (DECREASE) IN                   $ 1,168,088
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 28, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO MAY 31, 1999
                              (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (363,750)
income (loss)

 Net realized gain (loss)      (378,684)

 Change in net unrealized      1,910,522
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    1,168,088
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       443,955,744
increase (decrease)

  TOTAL INCREASE (DECREASE)    445,123,832
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 445,123,832
accumulated net investment
loss of $363,750)

FINANCIAL HIGHLIGHTS - CLASS A
                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.00)

Net realized and unrealized       .74
gain (loss)

Total from investment             .74
operations

Net asset value, end of period   $ 10.74

TOTAL RETURN B, C                 7.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,808
(000 omitted)

Ratio of expenses to average      1.54% A
net assets

Ratio of expenses to average      1.50% A, F
net assets after expense
reductions

Ratio of net investment           (.10)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)

Net realized and unrealized       .75
gain (loss)

Total from investment             .74
operations

Net asset value, end of period   $ 10.74

TOTAL RETURN B, C                 7.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 178,535
(000 omitted)

Ratio of expenses to average      1.74% A
net assets

Ratio of expenses to average      1.70% A, F
net assets after expense
reductions

Ratio of net investment           (.31)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)

Net realized and unrealized       .75
gain (loss)

Total from investment             .71
operations

Net asset value, end of period   $ 10.71

TOTAL RETURN B, C                 7.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 140,942
(000 omitted)

Ratio of expenses to average      2.27% A
net assets

Ratio of expenses to average      2.23% A, F
net assets after expense
reductions

Ratio of net investment           (.83)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       .75
gain (loss)

Total from investment             .72
operations

Net asset value, end of period   $ 10.72

TOTAL RETURN B, C                 7.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 75,298
(000 omitted)

Ratio of expenses to average      2.26% A
net assets

Ratio of expenses to average      2.21% A, F
net assets after expense
reductions

Ratio of net investment           (.82)% A
income (loss) to average net
assets

Portfolio turnover                109% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income D           .01

Net realized and unrealized       .75
gain (loss)

Total from investment             .76
operations

Net asset value, end of period   $ 10.76

TOTAL RETURN B, C                 7.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 28,541
(000 omitted)

Ratio of expenses to average      1.22% A
net assets

Ratio of expenses to average      1.19% A, F
net assets after expense
reductions

Ratio of net investment           .21% A
income to average net assets

Portfolio turnover                109% A

A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $512,914,489 and $86,102,302, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 8,360      $ -

CLASS T    160,948      77

CLASS B    236,180      177,144

CLASS C    107,120      105,461

          $ 512,608    $ 282,682


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 209,109    $ 111,028

CLASS T    585,061      230,228

CLASS B    30,140       30,140 *

CLASS C    5,283        5,283 *

          $ 829,593    $ 376,679

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 9,431    .29 *

CLASS T                 75,397    .24 *

CLASS B                 59,097    .25 *

CLASS C                 25,489    .24 *

INSTITUTIONAL CLASS     17,359    .23 *

                       $ 186,773

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $36,024 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $28,805 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $173 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                           DOLLARS

                            DECEMBER 28, 1998                DECEMBER 28, 1998
                            (COMMENCEMENT OF OPERATIONS)     (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31,                       TO MAY 31,

                            1999                             1999



CLASS A Shares sold          2,376,373                       $ 25,672,834

Shares redeemed              (345,251)                        (3,831,943)

Net increase (decrease)      2,031,122                       $ 21,840,891

CLASS T Shares sold          17,156,631                      $ 183,697,746

Shares redeemed              (525,565)                        (5,647,219)

Net increase (decrease)      16,631,066                      $ 178,050,527

CLASS B Shares sold          13,430,922                      $ 143,593,917

Shares redeemed              (273,924)                        (2,924,141)

Net increase (decrease)      13,156,998                      $ 140,669,776

CLASS C Shares sold          7,131,473                       $ 76,912,185

Shares redeemed              (105,456)                        (1,130,552)

Net increase (decrease)      7,026,017                       $ 75,781,633

INSTITUTIONAL CLASS Shares   2,687,709                       $ 27,980,807
sold

Shares redeemed              (34,065)                         (367,890)

Net increase (decrease)      2,653,644                       $ 27,612,917


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Charles A. Mangum, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ADGFI-SANN-0799  80193
1.721251.100

(Fidelity logo graphic)(registered trademark)



FIDELITY ADVISOR
GROWTH & INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logos)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  27  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 36  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME    13.40%         20.94%       74.75%
- CL A

FIDELITY ADV GROWTH & INCOME    6.88%          13.98%       64.70%
- CL A  (INCL. 5.75% SALES
CHARGE)

S&P 500 (registered trademark)  12.61%         21.03%       82.58%

Growth & Income Funds Average   11.03%         11.47%       n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 884 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     20.94%       25.98%
- CL A

FIDELITY ADV GROWTH & INCOME     13.98%       22.93%
- CL A  (INCL. 5.75% SALES
CHARGE)

S&P 500                          21.03%       28.29%

Growth & Income Funds Average    11.47%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Growth & Income -CL A    S&P 500
             00272                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9632.35                    10624.80
  1997/02/28       9698.33                    10708.10
  1997/03/31       9264.28                    10268.10
  1997/04/30       9754.85                    10881.11
  1997/05/31      10292.59                    11543.55
  1997/06/30      10792.53                    12060.70
  1997/07/31      11680.88                    13020.37
  1997/08/31      11076.05                    12290.97
  1997/09/30      11643.08                    12964.15
  1997/10/31      11293.41                    12531.14
  1997/11/30      11784.84                    13111.21
  1997/12/31      12063.90                    13336.33
  1998/01/31      12121.48                    13483.83
  1998/02/28      12946.86                    14456.28
  1998/03/31      13609.30                    15196.59
  1998/04/30      13705.34                    15349.47
  1998/05/31      13618.90                    15085.61
  1998/06/30      14263.14                    15698.39
  1998/07/31      14330.47                    15531.20
  1998/08/31      12204.94                    13285.70
  1998/09/30      12753.01                    14136.78
  1998/10/31      13686.63                    15286.67
  1998/11/30      14524.00                    16213.19
  1998/12/31      15747.32                    17147.40
  1999/01/31      16277.37                    17864.50
  1999/02/28      15968.98                    17309.27
  1999/03/31      16662.87                    18001.82
  1999/04/30      17029.08                    18699.03
  1999/05/28      16470.12                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990616 111150 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $16,470 - a 64.70% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   13.28%         20.73%       73.93%
- CL T

FIDELITY ADV GROWTH & INCOME   9.31%          16.50%       67.85%
- CL T  (INCL. 3.50% SALES
CHARGE)

S&P 500                        12.61%         21.03%       82.58%

Growth & Income Funds Average  11.03%         11.47%       n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 884 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     20.73%       25.74%
- CL T

FIDELITY ADV GROWTH & INCOME     16.50%       23.90%
- CL T  (INCL. 3.50% SALES
CHARGE)

S&P 500                          21.03%       28.29%

Growth & Income Funds Average    11.47%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Growth & Income -CL T    S&P 500
             00274                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9852.65                    10624.80
  1997/02/28       9910.55                    10708.10
  1997/03/31       9456.48                    10268.10
  1997/04/30       9968.42                    10881.11
  1997/05/31      10509.34                    11543.55
  1997/06/30      11030.92                    12060.70
  1997/07/31      11930.02                    13020.37
  1997/08/31      11311.29                    12290.97
  1997/09/30      11891.35                    12964.15
  1997/10/31      11533.65                    12531.14
  1997/11/30      12046.04                    13111.21
  1997/12/31      12321.85                    13336.33
  1998/01/31      12380.76                    13483.83
  1998/02/28      13225.13                    14456.28
  1998/03/31      13902.81                    15196.59
  1998/04/30      14001.06                    15349.47
  1998/05/31      13902.81                    15085.61
  1998/06/30      14561.49                    15698.39
  1998/07/31      14630.32                    15531.20
  1998/08/31      12457.40                    13285.70
  1998/09/30      13008.00                    14136.78
  1998/10/31      13961.73                    15286.67
  1998/11/30      14817.13                    16213.19
  1998/12/31      16056.48                    17147.40
  1999/01/31      16587.76                    17864.50
  1999/02/28      16272.93                    17309.27
  1999/03/31      16991.14                    18001.82
  1999/04/30      17355.16                    18699.03
  1999/05/28      16784.53                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990614 092827 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $16,785 - a 67.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   13.02%         20.07%       71.83%
- CL B

FIDELITY ADV GROWTH & INCOME   8.02%          15.07%       68.83%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                        12.61%         21.03%       82.58%

Growth & Income Funds Average  11.03%         11.47%       n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 884 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     20.07%       25.11%
- CL B

FIDELITY ADV GROWTH & INCOME     15.07%       24.20%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                          21.03%       28.29%

Growth & Income Funds Average    11.47%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Growth & Income -CL B    S&P 500
             00244                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10210.00                    10624.80
  1997/02/28      10270.00                    10708.10
  1997/03/31       9799.46                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.29                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.50                    12531.14
  1997/11/30      12421.99                    13111.21
  1997/12/31      12707.01                    13336.33
  1998/01/31      12757.76                    13483.83
  1998/02/28      13630.60                    14456.28
  1998/03/31      14320.76                    15196.59
  1998/04/30      14412.11                    15349.47
  1998/05/31      14310.61                    15085.61
  1998/06/30      14980.47                    15698.39
  1998/07/31      15041.37                    15531.20
  1998/08/31      12808.50                    13285.70
  1998/09/30      13366.72                    14136.78
  1998/10/31      14330.91                    15286.67
  1998/11/30      15203.76                    16213.19
  1998/12/31      16462.28                    17147.40
  1999/01/31      17010.34                    17864.50
  1999/02/28      16675.41                    17309.27
  1999/03/31      17406.17                    18001.82
  1999/04/30      17771.55                    18699.03
  1999/05/28      16883.00                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990614 092259 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $16,883 - a 68.83% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR GROWTH & INCOME FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares 1.00% 12b-1 fee. Class C's contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   13.02%         20.16%       71.54%
- CL C

FIDELITY ADV GROWTH & INCOME   12.02%         19.16%       71.54%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                        12.61%         21.03%       82.58%

Growth & Income Funds Average  11.03%         11.47%       n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 884 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME     20.16%       25.02%
- CL C

FIDELITY ADV GROWTH & INCOME     19.16%       25.02%
- CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

S&P 500                          21.03%       28.29%

Growth & Income Funds Average    11.47%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Growth & Income -CL C    S&P 500
             00481                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10210.00                    10624.80
  1997/02/28      10270.00                    10708.10
  1997/03/31       9799.46                    10268.10
  1997/04/30      10329.97                    10881.11
  1997/05/31      10880.50                    11543.55
  1997/06/30      11411.01                    12060.70
  1997/07/31      12331.90                    13020.37
  1997/08/31      11691.29                    12290.97
  1997/09/30      12281.86                    12964.15
  1997/10/31      11911.50                    12531.14
  1997/11/30      12421.24                    13111.21
  1997/12/31      12705.87                    13336.33
  1998/01/31      12756.53                    13483.83
  1998/02/28      13607.65                    14456.28
  1998/03/31      14296.64                    15196.59
  1998/04/30      14387.83                    15349.47
  1998/05/31      14276.38                    15085.61
  1998/06/30      14945.11                    15698.39
  1998/07/31      15005.90                    15531.20
  1998/08/31      12776.80                    13285.70
  1998/09/30      13334.07                    14136.78
  1998/10/31      14306.77                    15286.67
  1998/11/30      15178.15                    16213.19
  1998/12/31      16434.55                    17147.40
  1999/01/31      16981.69                    17864.50
  1999/02/28      16647.33                    17309.27
  1999/03/31      17366.72                    18001.82
  1999/04/30      17741.61                    18699.03
  1999/05/28      17153.94                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990614 092449 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, would have grown to $17,154 - a 71.54% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth & Income Fund

Q. HOW DID THE FUND PERFORM, BETH?

A. The fund performed very well during the period. For the six months ending May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 13.40%, 13.28%, 13.02% and 13.02%, respectively. This outperformed both the Standard & Poor's 500 Index and the Lipper growth and income funds average, which returned 12.61% and 11.03%, respectively, during the same period. For the one-year period ending May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 20.94%, 20.73%, 20.07% and 20.16%, respectively, slightly underperforming the 21.03% return of the S&P 500, but soundly outdistancing the 11.47% return of its Lipper peer average.

Q. WHAT WERE SOME OF THE FACTORS BEHIND THE FUND'S OUTPERFORMANCE OF BOTH ITS BENCHMARK AND ITS PEER GROUP DURING THE PERIOD?

A. Advisor Growth & Income outperformed the S&P 500 and its Lipper peers because of its stock selection among large, dominant companies with strong earnings growth, heavy domestic exposure and rising returns on invested capital. Time Warner, the top contributor during the period, continued to be rewarded for its improving financial returns. America Online, MCI WorldCom and Microsoft, all strong contributors to performance, benefited from the increasing penetration of the Internet as a viable medium through which people and businesses communicate. General Electric also was a strong-performing holding. During a period where many globally diversified companies encountered a variety of obstacles, GE's obsessive focus on productivity and its push to grow the services component of its businesses allowed it to report double-digit earnings growth. Omnicom Group, a leading advertising company, was also a major contributor.

Q. WHICH STOCKS DID NOT PERFORM AS YOU HOPED?

A. CVS underperformed the market during the period. After its stock hit an all-time high last summer, the company stopped beating earnings estimates and improvements in return on investment stalled. There were also fears about the impact of the Internet on CVS. Many investors worried that online drug stores would take market share from traditional drug store chains. However, I believe people want to speak to the pharmacist in person, so I am not sure the consumer has a good reason to use the Internet to fill a prescription. Accordingly, I maintained my holdings in CVS. Tobacco giant Philip Morris also underperformed, due almost entirely to its ongoing struggle with litigation. Several pharmaceutical holdings, including Merck and Schering-Plough, also had a poor showing.

Q. THE PERIOD WITNESSED A DRAMATIC SHIFT FROM GROWTH TO CYCLICAL
STOCKS. CAN YOU DESCRIBE THIS SCENARIO IN MORE DETAIL?

A. As corporate earnings improve in general, cyclical industries often gain pricing power, value stocks start to rebound and attractive investments can be found in more places than just a narrow band of large growth stocks. This is exactly what happened during the period and, as a result, there was a move away from the narrow group of large-cap growth stocks that have been so dominant in recent years. As we entered 1999, low and declining interest rates, low unemployment and record levels of consumer confidence kept the U.S. economy healthy. Then, as improving economic and financial conditions spread to Asia, Latin America and other parts of the world, many companies began to report positive earnings growth and the market broadened. Consequently, I selectively added to the fund's positions in economically sensitive industries such as chemicals and integrated energy.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND DURING THE NEXT FEW MONTHS?

A. A concerted effort by the world's central banks to lower rates is starting to bear fruit and there are clear signs that the global economy is improving. At the same time, the U.S. economy remains quite strong. With this backdrop, it is difficult to imagine that the storybook scenario that we have benefited from will continue. There are inklings of some inflation creeping into the system and declining interest rates are no longer aiding the stock market. It is unclear how strong the global upturn will be simply because there is so much overcapacity still to be filled - yet the risk of a sustained global economic recovery appears too great to ignore.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks a high total
return through a combination of
current income and capital
appreciation

START DATE: December 31,
1996

SIZE: as of May 31, 1999,
more than $1.4 billion

MANAGER: Beth Terrana,
since inception; joined
Fidelity in 1983
(checkmark)

BETH TERRANA ON HOW THE
INTERNET BOOM IS CHANGING
COMPANIES' BUSINESS MODELS:

"The market tends to focus on the
Internet's obvious beneficiaries,
such as America Online and
Amazon.com. What many
investors don't focus on is how the
Internet can and will change the
nature of logistics, distribution,
employee training and customer
interaction across multiple
industries and business models.
Those companies that can
execute well will benefit from
improved productivity and
potentially dramatically
decreased costs. This will allow
them to reduce prices and
increase market share in their
respective industries, while
simultaneously improving their
profitability and asset utilization.
The ability to reduce prices
while maintaining profitability
will be critical because the
Internet will make pricing
transparent; businesses and
consumers will know what they
can buy things for and what
everyone else is selling them for.
For many companies, the Internet
may provide a way to completely
reinvent historic business
practices. Within all industries, the
valuation gap between those
companies using the Internet to
improve their financial returns
and increase their market share,
and those who are not, may widen.
Consequently, I am spending
considerable time identifying
companies that will be major
beneficiaries of the Internet
where I believe it becomes a true
`game changer' for the company's
financial model."


INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            3.5                      3.2

Time Warner, Inc.               2.7                      3.6

Microsoft Corp.                 2.7                      2.2

MCI WorldCom, Inc.              2.5                      1.9

Citigroup, Inc.                 2.1                      1.7

American Express Co.            2.0                      1.6

Chase Manhattan Corp.           1.8                      1.5

AT&T Corp.                      1.6                      0.9

International Business          1.5                      1.1
Machines Corp.

Exxon Corp.                     1.5                      0.5

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      14.2                     12.2

FINANCE                         12.7                     14.6

MEDIA & LEISURE                 10.3                     8.7

HEALTH                          8.8                      10.3

UTILITIES                       8.3                      7.3



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *              AS OF NOVEMBER 30, 1998 **

Stocks 94.3%                      Stocks 87.6%

Bonds 0.0%                        Bonds 1.3%

Convertible  Securities 0.9%      Convertible  Securities 1.7%

Short-Term  Investments 4.8%      Short-Term  Investments 9.4%

* FOREIGN  INVESTMENTS  4.2%      ** FOREIGN INVESTMENTS  3.0%

Row: 1, Col: 1, Value: 94.3       Row: 1, Col: 1, Value: 87.59999999999999
Row: 1, Col: 2, Value: 0.0        Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0        Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 0.0        Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.9        Row: 1, Col: 5, Value: 1.7
Row: 1, Col: 6, Value: 0.0        Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0        Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8        Row: 1, Col: 8, Value: 9.4

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.0%

AEROSPACE & DEFENSE - 1.8%

Boeing Co.                        176,900                $ 7,474

Gulfstream Aerospace Corp. (a)    17,700                  1,093

Textron, Inc.                     121,000                 10,777

United Technologies Corp.         111,700                 6,932

                                                          26,276

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            42,700                  2,808

TOTAL AEROSPACE & DEFENSE                                 29,084

BASIC INDUSTRIES - 4.1%

CHEMICALS & PLASTICS - 2.0%

Air Products & Chemicals,         4,300                   176
Inc.

E.I. du Pont de Nemours and       124,700                 8,160
Co.

Imperial Chemical Industries      75,300                  827
PLC Class L

Lyondell Chemical Co.             112,400                 2,143

Morton International, Inc.        65,200                  2,543

Praxair, Inc.                     221,400                 10,807

Rohm & Haas Co.                   99,000                  3,972

                                                          28,628

IRON & STEEL - 0.2%

Nucor Corp.                       59,700                  2,981

METALS & MINING - 0.8%

Alcoa, Inc.                       203,000                 11,165

PACKAGING & CONTAINERS - 0.5%

Corning, Inc.                     75,000                  4,097

Owens-Illinois, Inc. (a)          106,500                 3,248

                                                          7,345

PAPER & FOREST PRODUCTS - 0.6%

Champion International Corp.      41,100                  2,106

Georgia-Pacific Corp.             37,900                  3,276

Kimberly-Clark Corp.              71,400                  4,190

                                                          9,572

TOTAL BASIC INDUSTRIES                                    59,691

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.8%

Masco Corp.                       405,300                $ 11,576

ENGINEERING - 0.2%

Fluor Corp.                       73,500                  2,738

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Duke Realty Investments, Inc.     47,200                  1,092

Equity Residential Properties     30,700                  1,472
Trust (SBI)

                                                          2,564

TOTAL CONSTRUCTION & REAL                                 16,878
ESTATE

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
1.7%

Danaher Corp.                     79,400                  4,799

Delphi Automotive Systems         51,581                  1,012
Corp. (a)

Eaton Corp.                       27,100                  2,363

Ford Motor Co.                    205,200                 11,709

General Motors Corp.              73,800                  5,092

                                                          24,975

CONSUMER DURABLES - 0.7%

Minnesota Mining &                114,200                 9,793
Manufacturing Co.

HOME FURNISHINGS - 0.6%

Leggett & Platt, Inc.             109,700                 2,893

Newell Rubbermaid, Inc.           154,770                 6,268

                                                          9,161

TEXTILES & APPAREL - 0.1%

NIKE, Inc. Class B                16,300                  993

TOTAL DURABLES                                            44,922

ENERGY - 6.2%

ENERGY SERVICES - 1.0%

Halliburton Co.                   199,900                 8,271

Schlumberger Ltd.                 106,300                 6,398

                                                          14,669

OIL & GAS - 5.2%

BP Amoco PLC sponsored ADR        82,677                  8,857

Chevron Corp.                     51,500                  4,773

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Exxon Corp.                       272,600                $ 21,774

Mobil Corp.                       136,700                 13,841

Royal Dutch Petroleum Co. (NY     296,000                 16,743
Registry Gilder 1.25)

Texaco, Inc.                      125,700                 8,233

USX-Marathon Group                60,000                  1,796

                                                          76,017

TOTAL ENERGY                                              90,686

FINANCE - 12.5%

BANKS - 4.3%

Bank of New York Co., Inc.        208,300                 7,447

Bank One Corp.                    226,500                 12,811

BankBoston Corp.                  68,800                  3,259

Chase Manhattan Corp.             366,800                 26,593

Comerica, Inc.                    1,750                   106

Firstar Corp.                     73,300                  2,112

U.S. Bancorp                      239,400                 7,781

Wells Fargo & Co.                 91,900                  3,676

                                                          63,785

CREDIT & OTHER FINANCE - 4.5%

American Express Co.              242,400                 29,376

Associates First Capital          136,100                 5,580
Corp. Class A

Citigroup, Inc.                   462,350                 30,631

                                                          65,587

FEDERAL SPONSORED CREDIT - 2.0%

Fannie Mae                        231,100                 15,715

Freddie Mac                       224,200                 13,074

                                                          28,789

INSURANCE - 1.3%

American International Group,     134,150                 15,335
Inc.

Hartford Financial Services       24,300                  1,537
Group, Inc.

MBIA, Inc.                        38,300                  2,616

                                                          19,488

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.4%

Cendant Corp. (a)                 288,700                $ 5,323

Goldman Sachs Group, Inc. (a)     1,800                   122

                                                          5,445

TOTAL FINANCE                                             183,094

HEALTH - 8.8%

DRUGS & PHARMACEUTICALS - 5.0%

American Home Products Corp.      123,100                 7,094

Amgen, Inc. (a)                   80,400                  5,085

Bristol-Myers Squibb Co.          251,700                 17,273

Cytyc Corp. (a)                   19,300                  400

Elan Corp. PLC sponsored ADR      11,600                  626
(a)

Lilly (Eli) & Co.                 103,700                 7,408

Merck & Co., Inc.                 244,600                 16,511

Quintiles Transnational Corp.     29,700                  1,207
(a)

Schering-Plough Corp.             333,400                 15,024

Warner-Lambert Co.                35,800                  2,220

                                                          72,848

MEDICAL EQUIPMENT & SUPPLIES
- 3.8%

Abbott Laboratories               72,600                  3,281

Becton, Dickinson & Co.           133,800                 5,185

Biomet, Inc.                      10,800                  431

Boston Scientific Corp. (a)       141,200                 5,357

Cardinal Health, Inc.             344,706                 20,812

Guidant Corp.                     87,400                  4,370

Johnson & Johnson                 139,800                 12,949

Medtronic, Inc.                   47,900                  3,401

Stryker Corp.                     5,800                   345

                                                          56,131

TOTAL HEALTH                                              128,979

HOLDING COMPANIES - 0.3%

ABB AB Series A                   278,400                 3,788

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.0%

ELECTRICAL EQUIPMENT - 4.1%

Emerson Electric Co.              145,500                $ 9,294

General Electric Co.              495,200                 50,351

                                                          59,645

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

Caterpillar, Inc.                 42,600                  2,338

Deere & Co.                       134,800                 5,131

Dover Corp.                       55,600                  2,095

Illinois Tool Works, Inc.         99,230                  7,616

Ingersoll-Rand Co.                115,750                 7,372

Parker-Hannifin Corp.             101,000                 4,412

Stanley Works                     40,700                  1,325

Tyco International Ltd.           238,108                 20,805

                                                          51,094

POLLUTION CONTROL - 0.4%

Waste Management, Inc.            125,500                 6,636

TOTAL INDUSTRIAL MACHINERY &                              117,375
EQUIPMENT

MEDIA & LEISURE - 9.9%

BROADCASTING - 4.3%

CBS Corp. (a)                     187,400                 7,824

Clear Channel Communications,     65,700                  4,340
Inc. (a)

Comcast Corp. Class A             199,200                 7,669
(special)

Time Warner, Inc.                 574,533                 39,104

USA Networks, Inc. (a)            92,400                  3,696

                                                          62,633

ENTERTAINMENT - 2.0%

Carnival Corp.                    52,100                  2,136

Disney (Walt) Co.                 223,100                 6,498

Fox Entertainment Group, Inc.     198,800                 5,069
(a)

News Corp. Ltd. sponsored:

ADR                               98,000                  3,252

ADR (ltd. vtg.)                   83,900                  2,554

Viacom, Inc. Class B              255,400                 9,833
(non-vtg.) (a)

                                                          29,342

LODGING & GAMING - 0.1%

Marriott International, Inc.      43,700                  1,663
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 1.5%

Harcourt General, Inc.            67,500                 $ 3,320

McGraw-Hill Companies, Inc.       335,900                 17,425

Meredith Corp.                    38,400                  1,342

Reader's Digest Association,      7,900                   289
Inc. Class A (non-vtg.)

                                                          22,376

RESTAURANTS - 2.0%

McDonald's Corp.                  423,900                 16,320

Outback Steakhouse, Inc. (a)      72,600                  2,605

Tricon Global Restaurants,        169,200                 9,856
Inc. (a)

                                                          28,781

TOTAL MEDIA & LEISURE                                     144,795

NONDURABLES - 5.9%

BEVERAGES - 0.8%

Anheuser-Busch Companies,         89,800                  6,561
Inc.

Coca-Cola Co. (The)               74,800                  5,110

                                                          11,671

FOODS - 0.7%

Dean Foods Co.                    61,300                  2,299

Flowers Industries, Inc.          62,600                  1,393

Heinz (H.J.) Co.                  50,300                  2,430

Keebler Foods Co. (a)             126,700                 4,244

                                                          10,366

HOUSEHOLD PRODUCTS - 3.4%

Avon Products, Inc.               239,100                 11,821

Clorox Co.                        96,170                  9,707

Colgate-Palmolive Co.             70,300                  7,021

Ecolab, Inc.                      143,350                 6,092

Procter & Gamble Co.              140,800                 13,147

Unilever PLC                      157,321                 1,386

                                                          49,174

TOBACCO - 1.0%

Philip Morris Companies, Inc.     380,900                 14,688

TOTAL NONDURABLES                                         85,899

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 7.2%

APPAREL STORES - 0.4%

TJX Companies, Inc.               199,700                $ 5,991

DRUG STORES - 1.2%

CVS Corp.                         372,450                 17,133

GENERAL MERCHANDISE STORES -
3.4%

Costco Companies, Inc. (a)        76,600                  5,554

Dayton Hudson Corp.               206,500                 13,010

Nordstrom, Inc.                   252,600                 8,967

Saks, Inc. (a)                    248,675                 6,870

Wal-Mart Stores, Inc.             360,000                 15,345

                                                          49,746

GROCERY STORES - 0.9%

Kroger Co. (a)                    132,000                 7,730

Safeway, Inc. (a)                 120,700                 5,613

                                                          13,343

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Home Depot, Inc.                  215,200                 12,240

Lowe's Companies, Inc.            39,000                  2,026

Office Depot, Inc. (a)            49,800                  1,040

Staples, Inc. (a)                 146,700                 4,218

                                                          19,524

TOTAL RETAIL & WHOLESALE                                  105,737

SERVICES - 1.7%

ADVERTISING - 1.2%

Interpublic Group of              31,900                  2,416
Companies, Inc.

Omnicom Group, Inc.               215,500                 15,085

Outdoor Systems, Inc. (a)         14,200                  425

Young & Rubicam, Inc.             7,000                   268

                                                          18,194

EDUCATIONAL SERVICES - 0.2%

Apollo Group, Inc. Class A (a)    78,700                  2,199

PRINTING - 0.1%

Donnelley (R.R.) & Sons Co.       46,700                  1,693

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.2%

Robert Half International,        101,600                $ 2,864
Inc. (a)

ServiceMaster Co.                 35,500                  643

                                                          3,507

TOTAL SERVICES                                            25,593

TECHNOLOGY - 14.1%

COMMUNICATIONS EQUIPMENT - 2.9%

ADC Telecommunications, Inc.      83,600                  4,086
(a)

Ascend Communications, Inc.       88,100                  8,166
(a)

Cisco Systems, Inc. (a)           117,450                 12,802

Lucent Technologies, Inc.         150,300                 8,548

Nokia AB sponsored ADR            125,900                 8,939

                                                          42,541

COMPUTER SERVICES & SOFTWARE
- 7.4%

Amazon.com, Inc. (a)              24,900                  2,957

America Online, Inc.              85,000                  10,147

At Home Corp. Series A (a)        17,600                  2,231

Automatic Data Processing,        38,300                  1,577
Inc.

Compuware Corp. (a)               200                     6

Electronic Data Systems Corp.     13,500                  759

Excite, Inc. (a)                  12,300                  1,636

First Data Corp.                  74,000                  3,325

IMS Health, Inc.                  267,700                 6,592

International Business            187,800                 21,843
Machines Corp.

Intuit, Inc. (a)                  67,100                  5,460

Microsoft Corp. (a)               481,300                 38,835

Unisys Corp. (a)                  268,918                 10,202

Yahoo!, Inc. (a)                  18,300                  2,708

                                                          108,278

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

Compaq Computer Corp.             67,200                  1,592

Pitney Bowes, Inc.                66,600                  4,246

SCI Systems, Inc. (a)             15,400                  639

Sun Microsystems, Inc. (a)        109,700                 6,555

Xerox Corp.                       298,700                 16,783

                                                          29,815

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - 1.8%

Analog Devices, Inc. (a)          60,400                 $ 2,322

Intel Corp.                       108,000                 5,839

Motorola, Inc.                    66,000                  5,466

Texas Instruments, Inc.           113,500                 12,414

                                                          26,041

TOTAL TECHNOLOGY                                          206,675

TRANSPORTATION - 1.0%

RAILROADS - 1.0%

Burlington Northern Santa Fe      207,900                 6,445
Corp.

CSX Corp.                         68,700                  3,225

Union Pacific Corp.               92,000                  5,250

                                                          14,920

UTILITIES - 8.3%

CELLULAR - 1.3%

AirTouch Communications, Inc.     67,400                  6,774
(a)

ALLTEL Corp.                      110,600                 7,929

China Telecom (Hong Kong)         1,738,000               3,726
Ltd. (a)

                                                          18,429

ELECTRIC UTILITY - 1.4%

AES Corp. (a)                     85,100                  4,234

CMS Energy Corp.                  1,200                   56

Duke Energy Corp.                 20,600                  1,242

Entergy Corp.                     123,000                 3,990

Illinova Corp.                    40,000                  1,088

IPALCO Enterprises, Inc.          78,200                  1,931

PECO Energy Co.                   46,300                  2,266

PG&E Corp.                        102,500                 3,459

Unicom Corp.                      62,300                  2,636

                                                          20,902

TELEPHONE SERVICES - 5.6%

AT&T Corp.                        422,259                 23,435

MCI WorldCom, Inc. (a)            413,226                 35,692

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              114,000                $ 4,838
International, Inc. (a)

SBC Communications, Inc.          338,600                 17,311

                                                          81,276

TOTAL UTILITIES                                           120,607

TOTAL COMMON STOCKS                                       1,378,723
(Cost $1,186,161)

CONVERTIBLE PREFERRED STOCKS
- 0.4%



MEDIA & LEISURE - 0.4%

BROADCASTING - 0.4%

MediaOne Group, Inc.              72,500                  6,072
(AirTouch Communucations,
Inc.) $3.63 PIES (Cost
$5,695)



CONVERTIBLE BONDS - 0.5%

MOODY'S RATINGS                             PRINCIPAL AMOUNT (000S)

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd. 0%        Baa3      $ 4,800                           2,448
12/14/18 liquid yield option
notes (c)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

Waste Management, Inc. 4%         Ba1        1,393                            1,826
2/1/02

RETAIL & WHOLESALE - 0.1%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Home Depot, Inc. 3.25% 10/1/01    A1         451                              1,113

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

EMC Corp. 3.25% 3/15/02           Ba2        262                              1,152

TOTAL CONVERTIBLE BONDS                                                       6,539
(Cost $5,262)



CASH EQUIVALENTS - 4.8%

                               SHARES                    VALUE (NOTE 1) (000S)

Taxable Central Cash Fund (b)   70,635,888               $ 70,636
(Cost $70,636)

TOTAL INVESTMENT IN                                      $ 1,461,970
SECURITIES - 100%
(Cost $1,267,754)


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,448,000 or 0.2% of net assets.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,272,515,000. Net unrealized appreciation aggregated $189,455,000, of which $227,962,000 related to appreciated investment securities and $38,507,000 related to depreciated investment securities.

At November 30, 1998, the fund had a capital loss carryforward of approximately $13,634,000, all of which will expire on November 30, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                    AMOUNTS IN THOUSANDS MAY 31,
                                    1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,461,970
value (cost $1,267,754) -
See accompanying schedule

Receivable for investments                762
sold

Receivable for fund shares                13,423
sold

Dividends receivable                      1,529

Interest receivable                       381

 TOTAL ASSETS                             1,478,065

LIABILITIES

Payable for investments        $ 13,442
purchased

Payable for fund shares         1,629
redeemed

Accrued management fee          583

Distribution fees payable       745

Other payables and accrued      439
expenses

 TOTAL LIABILITIES                        16,838

NET ASSETS                               $ 1,461,227

Net Assets consist of:

Paid in capital                          $ 1,264,012

Accumulated undistributed net             3,003
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               194,212
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 1,461,227

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   AMOUNTS IN THOUSANDS (EXCEPT
                                   PER-SHARE AMOUNTS) MAY 31,
                                   1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $17.09
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($83,918
(divided by) 4,910 shares)

Maximum offering price per         $18.13
share (100/94.25 of $17.09)

CLASS T: NET ASSET VALUE and       $17.06
redemption price per share
($749,607 (divided by)
43,941 shares)

Maximum offering price per         $17.68
share (100/96.50 of $17.06)

CLASS B: NET ASSET VALUE and       $16.93
offering price per share
($345,885 (divided by)
20,435 shares) A

CLASS C: NET ASSET VALUE and       $16.93
offering price per share
($164,522 (divided by) 9,720
shares) A

INSTITUTIONAL CLASS: NET           $17.12
ASSET VALUE, offering price
and redemption   price per
share ($117,295 (divided by)
6,850 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                          AMOUNTS IN THOUSANDS SIX
                                          MONTHS ENDED MAY 31, 1999
                                          (UNAUDITED)

INVESTMENT INCOME                         $ 5,805
Dividends

Interest                                   2,102

 TOTAL INCOME                              7,907

EXPENSES

Management fee                   $ 2,691

Transfer agent fees               1,174

Distribution fees                 3,326

Accounting fees and expenses      203

Non-interested trustees'          2
compensation

Custodian fees and expenses       16

Registration fees                 274

Audit                             10

Legal                             1

 Total expenses before            7,697
reductions

 Expense reductions               (82)     7,615

NET INVESTMENT INCOME                      292

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            23,176

 Foreign currency transactions    5        23,181

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            77,909

 Assets and liabilities in        (5)      77,904
foreign currencies

NET GAIN (LOSS)                            101,085

NET INCREASE (DECREASE) IN                $ 101,377
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                               (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 292                          $ 1,202
income

 Net realized gain (loss)       23,181                         (20,101)

 Change in net unrealized       77,904                         105,448
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     101,377                        86,549
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (520)                          (1,050)
From net investment income

 From net realized gain         -                              (3,581)

 TOTAL DISTRIBUTIONS            (520)                          (4,631)

Share transactions - net        610,550                        424,331
increase (decrease)

  TOTAL INCREASE (DECREASE)     711,407                        506,249
IN NET ASSETS

NET ASSETS

 Beginning of period            749,820                        243,571

 End of period (including      $ 1,461,227                    $ 749,820
undistributed net investment
income of $0 and $228,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.09                        $ 12.47                   $ 10.00
period

Income from Investment
Operations

Net investment income D           .03                            .06                       .04

Net realized and unrealized       1.99                           2.79                      2.46
gain (loss)

Total from investment             2.02                           2.85                      2.50
operations

Less Distributions

From net investment income        (.02)                          (.05)                     (.03)

From net realized gain            -                              (.18)                     -

Total distributions               (.02)                          (.23)                     (.03)

Net asset value, end of period   $ 17.09                        $ 15.09                   $ 12.47

TOTAL RETURN B, C                 13.40%                         23.24%                    25.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 84                           $ 35                      $ 7
millions)

Ratio of expenses to average      1.08% A                        1.12%                     1.50% A, F
net assets

Ratio of expenses to average      1.07% A, G                     1.11% G                   1.50% A
net assets after  expense
reductions

Ratio of net investment           .37% A                         .46%                      .34% A
income to average net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.07                        $ 12.46                   $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                            .04                       .03

Net realized and unrealized       1.99                           2.78                      2.45
gain (loss)

Total from investment             2.00                           2.82                      2.48
operations

Less Distributions

From net investment income        (.01)                          (.03)                     (.02)

From net realized gain            -                              (.18)                     -

 Total distributions              (.01)                          (.21)                     (.02)

Net asset value, end of period   $ 17.06                        $ 15.07                   $ 12.46

TOTAL RETURN B, C                 13.28%                         23.00%                    24.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 750                          $ 400                     $ 133
millions)

Ratio of expenses to average      1.30% A                        1.31%                     1.59% A
net assets

Ratio of expenses to average      1.29% A, F                     1.30% F                   1.59% A
net assets after  expense
reductions

Ratio of net investment           .15% A                         .27%                      .24% A
income to average  net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.98                        $ 12.41                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.03)                     (.04)

Net realized and unrealized       1.98                           2.77                      2.46
gain (loss)

Total from investment             1.95                           2.74                      2.42
operations

Less Distributions

From net investment income        -                              -                         (.01)

From net realized gain            -                              (.17)                     -

Total distributions               -                              (.17)                     (.01)

Net asset value, end of period   $ 16.93                        $ 14.98                   $ 12.41

TOTAL RETURN B, C                 13.02%                         22.39%                    24.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 346                          $ 158                     $ 29
millions)

Ratio of expenses to average      1.83% A                        1.83%                     2.25% A, F
net assets

Ratio of expenses to average      1.81% A, G                     1.82% G                   2.25% A
net assets after  expense
reductions

Ratio of net investment           (.37)% A                       (.25)%                    (.42)% A
income (loss) to average
net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.98                        $ 12.45                   $ 12.22
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.04)                     -

Net realized and unrealized       1.98                           2.76                      .23
gain (loss)

Total from investment             1.95                           2.72                      .23
operations

Less Distributions

From net investment income        -                              (.01)                     -

From net realized gain            -                              (.18)                     -

Total distributions               -                              (.19)                     -

Net asset value, end of period   $ 16.93                        $ 14.98                   $ 12.45

TOTAL RETURN B, C                 13.02%                         22.20%                    1.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 165                          $ 60                      $ 0.4
millions)

Ratio of expenses to average      1.81% A                        1.87%                     2.24% A, F
net assets

Ratio of expenses to average      1.80% A, G                     1.85% G                   2.24% A
net assets after  expense
reductions

Ratio of net investment           (.36)% A                       (.27)%                    .19% A
income (loss) to average
net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.10                        $ 12.47                   $ 10.00
period

Income from Investment
Operations

Net investment income D           .06                            .11                       .07

Net realized and unrealized       1.99                           2.79                      2.45
gain (loss)

Total from investment             2.05                           2.90                      2.52
operations

Less Distributions

From net investment income        (.03)                          (.09)                     (.05)

From net realized gain            -                              (.18)                     -

Total distributions               (.03)                          (.27)                     (.05)

Net asset value, end of period   $ 17.12                        $ 15.10                   $ 12.47

TOTAL RETURN B, C                 13.60%                         23.69%                    25.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 117                          $ 97                      $ 74
millions)

Ratio of expenses to average      .76% A                         .76%                      1.19% A
net assets

Ratio of expenses to average      .75% A, F                      .75% F                    1.19% A
net assets after  expense
reductions

Ratio of net investment           .69% A                         .82%                      .64% A
income to average net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares.The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $834,579,000 and $229,164,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $9,236,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 76,000     $ 1,000

CLASS T    1,457,000    22,000

CLASS B    1,246,000    935,000

CLASS C    547,000      509,000

          $ 3,326,000  $ 1,467,000


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 510,000    $ 210,000

CLASS T    1,113,000    392,000

CLASS B    251,000      251,000*

CLASS C    22,000       22,000*

          $ 1,896,000  $ 875,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 73,000     .24*

CLASS T                 610,000     .21*

CLASS B                 278,000     .23*

CLASS C                 115,000     .21*

INSTITUTIONAL CLASS     98,000      .18*

                       $ 1,174,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $49,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $14,217,000. The weighted average interest rate was 4.93%. Interest earned from the interfund lending program amounted to $4,000 and is included in interest income on the Statement of Operations.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $76,000 under this arrangement.
In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS T   $ 6,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        SIX MONTHS ENDED MAY 31,  YEAR ENDED  NOVEMBER 30,

                            1999                      1998

FROM NET INVESTMENT INCOME

Class A                     $ 49                      $ 57

Class T                      278                       439

Class B                      -                         2

Class C                      -                         1

Institutional Class          193                       551

Total                       $ 520                     $ 1,050

FROM NET REALIZED GAIN

Class A                     $ -                       $ 105

Class T                      -                         1,993

Class B                      -                         411

Class C                      -                         12

Institutional Class          -                         1,060

Total                       $ -                       $ 3,581

                            $ 520                     $ 4,631

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              3,011                     1,986                   $ 50,833

Reinvestment of distributions    3                         11                       42

Shares redeemed                  (398)                     (263)                    (6,754)

Net increase (decrease)          2,616                     1,734                   $ 44,121

CLASS T Shares sold              22,270                    19,561                  $ 378,617

Reinvestment of distributions    17                        187                      261

Shares redeemed                  (4,918)                   (3,889)                  (83,250)

Net increase (decrease)          17,369                    15,859                  $ 295,628

CLASS B Shares sold              10,779                    8,867                   $ 181,888

Reinvestment of distributions    -                         28                       -

Shares redeemed                  (906)                     (655)                    (15,298)

Net increase (decrease)          9,873                     8,240                   $ 166,590

CLASS C Shares sold              6,068                     4,221                   $ 102,463

Reinvestment of distributions    -                         1                        -

Shares redeemed                  (331)                     (270)                    (5,589)

Net increase (decrease)          5,737                     3,952                   $ 96,874

INSTITUTIONAL CLASS Shares       1,309                     2,227                   $ 22,255
sold

Reinvestment of distributions    10                        113                      156

Shares redeemed                  (896)                     (1,839)                  (15,074)

Net increase (decrease)          423                       501                     $ 7,337





AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 27,926

Reinvestment of distributions    145

Shares redeemed                  (3,668)

Net increase (decrease)         $ 24,403

CLASS T Shares sold             $ 272,785

Reinvestment of distributions    2,329

Shares redeemed                  (53,697)

Net increase (decrease)         $ 221,417

CLASS B Shares sold             $ 124,614

Reinvestment of distributions    336

Shares redeemed                  (8,961)

Net increase (decrease)         $ 115,989

CLASS C Shares sold             $ 59,143

Reinvestment of distributions    10

Shares redeemed                  (3,679)

Net increase (decrease)         $ 55,474

INSTITUTIONAL CLASS Shares      $ 31,070
sold

Reinvestment of distributions    1,421

Shares redeemed                  (25,443)

Net increase (decrease)         $ 7,048


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Growth & Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

Beth F. Terrana, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

AGAI-SANN-0799  80251
1.704634.101

(Fidelity logo Graphic)(registered trademark)


FIDELITY ADVISOR
GROWTH & INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  21  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 30  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH & INCOME FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME    13.60%         21.32%       76.00%
- INST CL

S&P 500 (registered trademark)  12.61%         21.03%       82.58%

Growth & Income Funds Average   11.03%         11.47%       n/a

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' return to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth and income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 884 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV GROWTH & INCOME   21.32%       26.36%
- INST CL

S&P 500                        21.03%       28.29%

Growth & Income Funds Average  11.47%       n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Growth & Income -CL I    S&P 500
             00276                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10220.00                    10624.80
  1997/02/28      10290.00                    10708.10
  1997/03/31       9818.94                    10268.10
  1997/04/30      10349.96                    10881.11
  1997/05/31      10911.04                    11543.55
  1997/06/30      11452.03                    12060.70
  1997/07/31      12395.50                    13020.37
  1997/08/31      11753.14                    12290.97
  1997/09/30      12365.39                    12964.15
  1997/10/31      11993.72                    12531.14
  1997/11/30      12526.11                    13111.21
  1997/12/31      12823.00                    13336.33
  1998/01/31      12894.47                    13483.83
  1998/02/28      13772.48                    14456.28
  1998/03/31      14487.60                    15196.59
  1998/04/30      14600.07                    15349.47
  1998/05/31      14508.05                    15085.61
  1998/06/30      15194.27                    15698.39
  1998/07/31      15265.99                    15531.20
  1998/08/31      13011.95                    13285.70
  1998/09/30      13595.65                    14136.78
  1998/10/31      14590.95                    15286.67
  1998/11/30      15493.91                    16213.19
  1998/12/31      16798.58                    17147.40
  1999/01/31      17374.30                    17864.50
  1999/02/28      17045.32                    17309.27
  1999/03/31      17806.09                    18001.82
  1999/04/30      18196.75                    18699.03
  1999/05/28      17600.48                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990614 092651 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth & Income Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $17,600 - a 76.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Fidelity Advisor Growth & Income Fund

Q. HOW DID THE FUND PERFORM, BETH?

A. The fund performed very well during the period. For the six months ending May 31, 1999, the fund's Institutional Class shares returned 13.60%. This outperformed both the Standard & Poor's 500 Index and the Lipper growth and income funds average, which returned 12.61% and 11.03%, respectively, during the same period. For the one-year period ending May 31, 1999, the fund's Institutional Class shares returned 21.32%, edging the 21.03% return of the S&P 500, and soundly outdistancing the 11.47% return of its Lipper peer average.

Q. WHAT WERE SOME OF THE FACTORS BEHIND THE FUND'S OUTPERFORMANCE OF BOTH ITS BENCHMARK AND ITS PEER GROUP DURING THE PERIOD?

A. Advisor Growth & Income outperformed the S&P 500 and its Lipper peers because of its stock selection among large, dominant companies with strong earnings growth, heavy domestic exposure and rising returns on invested capital. Time Warner, the top contributor during the period, continued to be rewarded for its improving financial returns. America Online, MCI WorldCom and Microsoft, all strong contributors to performance, benefited from the increasing penetration of the Internet as a viable medium through which people and businesses communicate. General Electric also was a strong-performing holding. During a period where many globally diversified companies encountered a variety of obstacles, GE's obsessive focus on productivity and its push to grow the services component of its businesses allowed it to report double-digit earnings growth. Omnicom Group, a leading advertising company, was also a major contributor.

Q. WHICH STOCKS DID NOT PERFORM AS YOU HOPED?

A. CVS underperformed the market during the period. After its stock hit an all-time high last summer, the company stopped beating earnings estimates and improvements in return on investment stalled. There were also fears about the impact of the Internet on CVS. Many investors worried that online drug stores would take market share from traditional drug store chains. However, I believe people want to speak to the pharmacist in person, so I am not sure the consumer has a good reason to use the Internet to fill a prescription. Accordingly, I maintained my holdings in CVS. Tobacco giant Philip Morris also underperformed, due almost entirely to its ongoing struggle with litigation. Several pharmaceutical holdings, including Merck and Schering-Plough, also had a poor showing.

Q. THE PERIOD WITNESSED A DRAMATIC SHIFT FROM GROWTH TO CYCLICAL
STOCKS. CAN YOU DESCRIBE THIS SCENARIO IN MORE DETAIL?

A. As corporate earnings improve in general, cyclical industries often gain pricing power, value stocks start to rebound and attractive investments can be found in more places than just a narrow band of large growth stocks. This is exactly what happened during the period and, as a result, there was a move away from the narrow group of large-cap growth stocks that have been so dominant in recent years. As we entered 1999, low and declining interest rates, low unemployment and record levels of consumer confidence kept the U.S. economy healthy. Then, as improving economic and financial conditions spread to Asia, Latin America and other parts of the world, many companies began to report positive earnings growth and the market broadened. Consequently, I selectively added to the fund's positions in economically sensitive industries such as chemicals and integrated energy.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND DURING THE NEXT FEW MONTHS?

A. A concerted effort by the world's central banks to lower rates is starting to bear fruit and there are clear signs that the global economy is improving. At the same time, the U.S. economy remains quite strong. With this backdrop, it is difficult to imagine that the storybook scenario that we have benefited from will continue. There are inklings of some inflation creeping into the system and declining interest rates are no longer aiding the stock market. It is unclear how strong the global upturn will be simply because there is so much overcapacity still to be filled - yet the risk of a sustained global economic recovery appears too great to ignore.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks a high total
return through a combination of
current income and capital
appreciation

START DATE: December 31,
1996

SIZE: as of May 31, 1999,
more than $1.4 billion

MANAGER: Beth Terrana,
since inception; joined
Fidelity in 1983
(checkmark)

BETH TERRANA ON HOW THE
INTERNET BOOM IS CHANGING
COMPANIES' BUSINESS MODELS:

"The market tends to focus on the
Internet's obvious beneficiaries,
such as America Online and
Amazon.com. What many
investors don't focus on is how the
Internet can and will change the
nature of logistics, distribution,
employee training and customer
interaction across multiple
industries and business models.
Those companies that can
execute well will benefit from
improved productivity and
potentially dramatically
decreased costs. This will allow
them to reduce prices and
increase market share in their
respective industries, while
simultaneously improving their
profitability and asset utilization.
The ability to reduce prices
while maintaining profitability
will be critical because the
Internet will make pricing
transparent; businesses and
consumers will know what they
can buy things for and what
everyone else is selling them for.
For many companies, the Internet
may provide a way to completely
reinvent historic business
practices. Within all industries, the
valuation gap between those
companies using the Internet to
improve their financial returns
and increase their market share,
and those who are not, may widen.
Consequently, I am spending
considerable time identifying
companies that will be major
beneficiaries of the Internet
where I believe it becomes a true
`game changer' for the company's
financial model."


INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

General Electric Co.            3.5                      3.2

Time Warner, Inc.               2.7                      3.6

Microsoft Corp.                 2.7                      2.2

MCI WorldCom, Inc.              2.5                      1.9

Citigroup, Inc.                 2.1                      1.7

American Express Co.            2.0                      1.6

Chase Manhattan Corp.           1.8                      1.5

AT&T Corp.                      1.6                      0.9

International Business          1.5                      1.1
Machines Corp.

Exxon Corp.                     1.5                      0.5

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      14.2                     12.2

FINANCE                         12.7                     14.6

MEDIA & LEISURE                 10.3                     8.7

HEALTH                          8.8                      10.3

UTILITIES                       8.3                      7.3



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 94.3%

                               Bonds 0.0%

                               Convertible  Securities 0.9%

                               Short-Term  Investments 4.8%

* FOREIGN  INVESTMENTS                                       4.2%


Row: 1, Col: 1, Value: 94.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.9
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF NOVEMBER 30, 1998 **

                               Stocks 87.6%

                               Bonds 1.3%

                               Convertible  Securities 1.7%

                               Short-Term  Investments 9.4%

** FOREIGN INVESTMENTS                                       3.0%


Row: 1, Col: 1, Value: 87.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.7
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 9.4

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.3%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.0%

AEROSPACE & DEFENSE - 1.8%

Boeing Co.                        176,900                $ 7,474

Gulfstream Aerospace Corp. (a)    17,700                  1,093

Textron, Inc.                     121,000                 10,777

United Technologies Corp.         111,700                 6,932

                                                          26,276

SHIP BUILDING & REPAIR - 0.2%

General Dynamics Corp.            42,700                  2,808

TOTAL AEROSPACE & DEFENSE                                 29,084

BASIC INDUSTRIES - 4.1%

CHEMICALS & PLASTICS - 2.0%

Air Products & Chemicals,         4,300                   176
Inc.

E.I. du Pont de Nemours and       124,700                 8,160
Co.

Imperial Chemical Industries      75,300                  827
PLC Class L

Lyondell Chemical Co.             112,400                 2,143

Morton International, Inc.        65,200                  2,543

Praxair, Inc.                     221,400                 10,807

Rohm & Haas Co.                   99,000                  3,972

                                                          28,628

IRON & STEEL - 0.2%

Nucor Corp.                       59,700                  2,981

METALS & MINING - 0.8%

Alcoa, Inc.                       203,000                 11,165

PACKAGING & CONTAINERS - 0.5%

Corning, Inc.                     75,000                  4,097

Owens-Illinois, Inc. (a)          106,500                 3,248

                                                          7,345

PAPER & FOREST PRODUCTS - 0.6%

Champion International Corp.      41,100                  2,106

Georgia-Pacific Corp.             37,900                  3,276

Kimberly-Clark Corp.              71,400                  4,190

                                                          9,572

TOTAL BASIC INDUSTRIES                                    59,691

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.8%

Masco Corp.                       405,300                $ 11,576

ENGINEERING - 0.2%

Fluor Corp.                       73,500                  2,738

REAL ESTATE INVESTMENT TRUSTS
- 0.2%

Duke Realty Investments, Inc.     47,200                  1,092

Equity Residential Properties     30,700                  1,472
Trust (SBI)

                                                          2,564

TOTAL CONSTRUCTION & REAL                                 16,878
ESTATE

DURABLES - 3.1%

AUTOS, TIRES, & ACCESSORIES -
1.7%

Danaher Corp.                     79,400                  4,799

Delphi Automotive Systems         51,581                  1,012
Corp. (a)

Eaton Corp.                       27,100                  2,363

Ford Motor Co.                    205,200                 11,709

General Motors Corp.              73,800                  5,092

                                                          24,975

CONSUMER DURABLES - 0.7%

Minnesota Mining &                114,200                 9,793
Manufacturing Co.

HOME FURNISHINGS - 0.6%

Leggett & Platt, Inc.             109,700                 2,893

Newell Rubbermaid, Inc.           154,770                 6,268

                                                          9,161

TEXTILES & APPAREL - 0.1%

NIKE, Inc. Class B                16,300                  993

TOTAL DURABLES                                            44,922

ENERGY - 6.2%

ENERGY SERVICES - 1.0%

Halliburton Co.                   199,900                 8,271

Schlumberger Ltd.                 106,300                 6,398

                                                          14,669

OIL & GAS - 5.2%

BP Amoco PLC sponsored ADR        82,677                  8,857

Chevron Corp.                     51,500                  4,773

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Exxon Corp.                       272,600                $ 21,774

Mobil Corp.                       136,700                 13,841

Royal Dutch Petroleum Co. (NY     296,000                 16,743
Registry Gilder 1.25)

Texaco, Inc.                      125,700                 8,233

USX-Marathon Group                60,000                  1,796

                                                          76,017

TOTAL ENERGY                                              90,686

FINANCE - 12.5%

BANKS - 4.3%

Bank of New York Co., Inc.        208,300                 7,447

Bank One Corp.                    226,500                 12,811

BankBoston Corp.                  68,800                  3,259

Chase Manhattan Corp.             366,800                 26,593

Comerica, Inc.                    1,750                   106

Firstar Corp.                     73,300                  2,112

U.S. Bancorp                      239,400                 7,781

Wells Fargo & Co.                 91,900                  3,676

                                                          63,785

CREDIT & OTHER FINANCE - 4.5%

American Express Co.              242,400                 29,376

Associates First Capital          136,100                 5,580
Corp. Class A

Citigroup, Inc.                   462,350                 30,631

                                                          65,587

FEDERAL SPONSORED CREDIT - 2.0%

Fannie Mae                        231,100                 15,715

Freddie Mac                       224,200                 13,074

                                                          28,789

INSURANCE - 1.3%

American International Group,     134,150                 15,335
Inc.

Hartford Financial Services       24,300                  1,537
Group, Inc.

MBIA, Inc.                        38,300                  2,616

                                                          19,488

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.4%

Cendant Corp. (a)                 288,700                $ 5,323

Goldman Sachs Group, Inc. (a)     1,800                   122

                                                          5,445

TOTAL FINANCE                                             183,094

HEALTH - 8.8%

DRUGS & PHARMACEUTICALS - 5.0%

American Home Products Corp.      123,100                 7,094

Amgen, Inc. (a)                   80,400                  5,085

Bristol-Myers Squibb Co.          251,700                 17,273

Cytyc Corp. (a)                   19,300                  400

Elan Corp. PLC sponsored ADR      11,600                  626
(a)

Lilly (Eli) & Co.                 103,700                 7,408

Merck & Co., Inc.                 244,600                 16,511

Quintiles Transnational Corp.     29,700                  1,207
(a)

Schering-Plough Corp.             333,400                 15,024

Warner-Lambert Co.                35,800                  2,220

                                                          72,848

MEDICAL EQUIPMENT & SUPPLIES
- 3.8%

Abbott Laboratories               72,600                  3,281

Becton, Dickinson & Co.           133,800                 5,185

Biomet, Inc.                      10,800                  431

Boston Scientific Corp. (a)       141,200                 5,357

Cardinal Health, Inc.             344,706                 20,812

Guidant Corp.                     87,400                  4,370

Johnson & Johnson                 139,800                 12,949

Medtronic, Inc.                   47,900                  3,401

Stryker Corp.                     5,800                   345

                                                          56,131

TOTAL HEALTH                                              128,979

HOLDING COMPANIES - 0.3%

ABB AB Series A                   278,400                 3,788

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.0%

ELECTRICAL EQUIPMENT - 4.1%

Emerson Electric Co.              145,500                $ 9,294

General Electric Co.              495,200                 50,351

                                                          59,645

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.5%

Caterpillar, Inc.                 42,600                  2,338

Deere & Co.                       134,800                 5,131

Dover Corp.                       55,600                  2,095

Illinois Tool Works, Inc.         99,230                  7,616

Ingersoll-Rand Co.                115,750                 7,372

Parker-Hannifin Corp.             101,000                 4,412

Stanley Works                     40,700                  1,325

Tyco International Ltd.           238,108                 20,805

                                                          51,094

POLLUTION CONTROL - 0.4%

Waste Management, Inc.            125,500                 6,636

TOTAL INDUSTRIAL MACHINERY &                              117,375
EQUIPMENT

MEDIA & LEISURE - 9.9%

BROADCASTING - 4.3%

CBS Corp. (a)                     187,400                 7,824

Clear Channel Communications,     65,700                  4,340
Inc. (a)

Comcast Corp. Class A             199,200                 7,669
(special)

Time Warner, Inc.                 574,533                 39,104

USA Networks, Inc. (a)            92,400                  3,696

                                                          62,633

ENTERTAINMENT - 2.0%

Carnival Corp.                    52,100                  2,136

Disney (Walt) Co.                 223,100                 6,498

Fox Entertainment Group, Inc.     198,800                 5,069
(a)

News Corp. Ltd. sponsored:

ADR                               98,000                  3,252

ADR (ltd. vtg.)                   83,900                  2,554

Viacom, Inc. Class B              255,400                 9,833
(non-vtg.) (a)

                                                          29,342

LODGING & GAMING - 0.1%

Marriott International, Inc.      43,700                  1,663
Class A

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

PUBLISHING - 1.5%

Harcourt General, Inc.            67,500                 $ 3,320

McGraw-Hill Companies, Inc.       335,900                 17,425

Meredith Corp.                    38,400                  1,342

Reader's Digest Association,      7,900                   289
Inc. Class A (non-vtg.)

                                                          22,376

RESTAURANTS - 2.0%

McDonald's Corp.                  423,900                 16,320

Outback Steakhouse, Inc. (a)      72,600                  2,605

Tricon Global Restaurants,        169,200                 9,856
Inc. (a)

                                                          28,781

TOTAL MEDIA & LEISURE                                     144,795

NONDURABLES - 5.9%

BEVERAGES - 0.8%

Anheuser-Busch Companies,         89,800                  6,561
Inc.

Coca-Cola Co. (The)               74,800                  5,110

                                                          11,671

FOODS - 0.7%

Dean Foods Co.                    61,300                  2,299

Flowers Industries, Inc.          62,600                  1,393

Heinz (H.J.) Co.                  50,300                  2,430

Keebler Foods Co. (a)             126,700                 4,244

                                                          10,366

HOUSEHOLD PRODUCTS - 3.4%

Avon Products, Inc.               239,100                 11,821

Clorox Co.                        96,170                  9,707

Colgate-Palmolive Co.             70,300                  7,021

Ecolab, Inc.                      143,350                 6,092

Procter & Gamble Co.              140,800                 13,147

Unilever PLC                      157,321                 1,386

                                                          49,174

TOBACCO - 1.0%

Philip Morris Companies, Inc.     380,900                 14,688

TOTAL NONDURABLES                                         85,899

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - 7.2%

APPAREL STORES - 0.4%

TJX Companies, Inc.               199,700                $ 5,991

DRUG STORES - 1.2%

CVS Corp.                         372,450                 17,133

GENERAL MERCHANDISE STORES -
3.4%

Costco Companies, Inc. (a)        76,600                  5,554

Dayton Hudson Corp.               206,500                 13,010

Nordstrom, Inc.                   252,600                 8,967

Saks, Inc. (a)                    248,675                 6,870

Wal-Mart Stores, Inc.             360,000                 15,345

                                                          49,746

GROCERY STORES - 0.9%

Kroger Co. (a)                    132,000                 7,730

Safeway, Inc. (a)                 120,700                 5,613

                                                          13,343

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.3%

Home Depot, Inc.                  215,200                 12,240

Lowe's Companies, Inc.            39,000                  2,026

Office Depot, Inc. (a)            49,800                  1,040

Staples, Inc. (a)                 146,700                 4,218

                                                          19,524

TOTAL RETAIL & WHOLESALE                                  105,737

SERVICES - 1.7%

ADVERTISING - 1.2%

Interpublic Group of              31,900                  2,416
Companies, Inc.

Omnicom Group, Inc.               215,500                 15,085

Outdoor Systems, Inc. (a)         14,200                  425

Young & Rubicam, Inc.             7,000                   268

                                                          18,194

EDUCATIONAL SERVICES - 0.2%

Apollo Group, Inc. Class A (a)    78,700                  2,199

PRINTING - 0.1%

Donnelley (R.R.) & Sons Co.       46,700                  1,693

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

SERVICES - CONTINUED

SERVICES - 0.2%

Robert Half International,        101,600                $ 2,864
Inc. (a)

ServiceMaster Co.                 35,500                  643

                                                          3,507

TOTAL SERVICES                                            25,593

TECHNOLOGY - 14.1%

COMMUNICATIONS EQUIPMENT - 2.9%

ADC Telecommunications, Inc.      83,600                  4,086
(a)

Ascend Communications, Inc.       88,100                  8,166
(a)

Cisco Systems, Inc. (a)           117,450                 12,802

Lucent Technologies, Inc.         150,300                 8,548

Nokia AB sponsored ADR            125,900                 8,939

                                                          42,541

COMPUTER SERVICES & SOFTWARE
- 7.4%

Amazon.com, Inc. (a)              24,900                  2,957

America Online, Inc.              85,000                  10,147

At Home Corp. Series A (a)        17,600                  2,231

Automatic Data Processing,        38,300                  1,577
Inc.

Compuware Corp. (a)               200                     6

Electronic Data Systems Corp.     13,500                  759

Excite, Inc. (a)                  12,300                  1,636

First Data Corp.                  74,000                  3,325

IMS Health, Inc.                  267,700                 6,592

International Business            187,800                 21,843
Machines Corp.

Intuit, Inc. (a)                  67,100                  5,460

Microsoft Corp. (a)               481,300                 38,835

Unisys Corp. (a)                  268,918                 10,202

Yahoo!, Inc. (a)                  18,300                  2,708

                                                          108,278

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

Compaq Computer Corp.             67,200                  1,592

Pitney Bowes, Inc.                66,600                  4,246

SCI Systems, Inc. (a)             15,400                  639

Sun Microsystems, Inc. (a)        109,700                 6,555

Xerox Corp.                       298,700                 16,783

                                                          29,815

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - 1.8%

Analog Devices, Inc. (a)          60,400                 $ 2,322

Intel Corp.                       108,000                 5,839

Motorola, Inc.                    66,000                  5,466

Texas Instruments, Inc.           113,500                 12,414

                                                          26,041

TOTAL TECHNOLOGY                                          206,675

TRANSPORTATION - 1.0%

RAILROADS - 1.0%

Burlington Northern Santa Fe      207,900                 6,445
Corp.

CSX Corp.                         68,700                  3,225

Union Pacific Corp.               92,000                  5,250

                                                          14,920

UTILITIES - 8.3%

CELLULAR - 1.3%

AirTouch Communications, Inc.     67,400                  6,774
(a)

ALLTEL Corp.                      110,600                 7,929

China Telecom (Hong Kong)         1,738,000               3,726
Ltd. (a)

                                                          18,429

ELECTRIC UTILITY - 1.4%

AES Corp. (a)                     85,100                  4,234

CMS Energy Corp.                  1,200                   56

Duke Energy Corp.                 20,600                  1,242

Entergy Corp.                     123,000                 3,990

Illinova Corp.                    40,000                  1,088

IPALCO Enterprises, Inc.          78,200                  1,931

PECO Energy Co.                   46,300                  2,266

PG&E Corp.                        102,500                 3,459

Unicom Corp.                      62,300                  2,636

                                                          20,902

TELEPHONE SERVICES - 5.6%

AT&T Corp.                        422,259                 23,435

MCI WorldCom, Inc. (a)            413,226                 35,692

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              114,000                $ 4,838
International, Inc. (a)

SBC Communications, Inc.          338,600                 17,311

                                                          81,276

TOTAL UTILITIES                                           120,607

TOTAL COMMON STOCKS                                       1,378,723
(Cost $1,186,161)

CONVERTIBLE PREFERRED STOCKS
- 0.4%



MEDIA & LEISURE - 0.4%

BROADCASTING - 0.4%

MediaOne Group, Inc.              72,500                  6,072
(AirTouch Communucations,
Inc.) $3.63 PIES (Cost
$5,695)



CONVERTIBLE BONDS - 0.5%

MOODY'S RATINGS                             PRINCIPAL AMOUNT (000S)

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd. 0%        Baa3      $ 4,800                           2,448
12/14/18 liquid yield option
notes (c)

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

Waste Management, Inc. 4%         Ba1        1,393                            1,826
2/1/02

RETAIL & WHOLESALE - 0.1%

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.1%

Home Depot, Inc. 3.25% 10/1/01    A1         451                              1,113

TECHNOLOGY - 0.1%

COMPUTERS & OFFICE EQUIPMENT
- 0.1%

EMC Corp. 3.25% 3/15/02           Ba2        262                              1,152

TOTAL CONVERTIBLE BONDS                                                       6,539
(Cost $5,262)



CASH EQUIVALENTS - 4.8%

                               SHARES                    VALUE (NOTE 1) (000S)

Taxable Central Cash Fund (b)   70,635,888               $ 70,636
(Cost $70,636)

TOTAL INVESTMENT IN                         $ 1,461,970
SECURITIES - 100%
(Cost $1,267,754)


SECURITY TYPE ABBREVIATIONS

PIES                         -   Premium Income  Equity
                                 Securities

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,448,000 or 0.2% of net assets.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,272,515,000. Net unrealized appreciation aggregated $189,455,000, of which $227,962,000 related to appreciated investment securities and $38,507,000 related to depreciated investment securities.

At November 30, 1998, the fund had a capital loss carryforward of approximately $13,634,000, all of which will expire on November 30, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                           AMOUNTS IN THOUSANDS MAY 31,
                           1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,461,970
value (cost $1,267,754) -
See accompanying schedule

Receivable for investments                762
sold

Receivable for fund shares                13,423
sold

Dividends receivable                      1,529

Interest receivable                       381

 TOTAL ASSETS                             1,478,065

LIABILITIES

Payable for investments        $ 13,442
purchased

Payable for fund shares         1,629
redeemed

Accrued management fee          583

Distribution fees payable       745

Other payables and accrued      439
expenses

 TOTAL LIABILITIES                        16,838

NET ASSETS                               $ 1,461,227

Net Assets consist of:

Paid in capital                          $ 1,264,012

Accumulated undistributed net             3,003
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               194,212
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 1,461,227

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                          AMOUNTS IN THOUSANDS (EXCEPT
                          PER-SHARE AMOUNTS) MAY 31,
                          1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $17.09
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($83,918
(divided by) 4,910 shares)

Maximum offering price per         $18.13
share (100/94.25 of $17.09)

CLASS T: NET ASSET VALUE and       $17.06
redemption price per share
($749,607 (divided by)
43,941 shares)

Maximum offering price per         $17.68
share (100/96.50 of $17.06)

CLASS B: NET ASSET VALUE and       $16.93
offering price per share
($345,885 (divided by)
20,435 shares) A

CLASS C: NET ASSET VALUE and       $16.93
offering price per share
($164,522 (divided by) 9,720
shares) A

INSTITUTIONAL CLASS: NET           $17.12
ASSET VALUE, offering price
and redemption   price per
share ($117,295 (divided by)
6,850 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               AMOUNTS IN THOUSANDS SIX
                               MONTHS ENDED MAY 31, 1999
                               (UNAUDITED)

INVESTMENT INCOME                         $ 5,805
Dividends

Interest                                   2,102

 TOTAL INCOME                              7,907

EXPENSES

Management fee                   $ 2,691

Transfer agent fees               1,174

Distribution fees                 3,326

Accounting fees and expenses      203

Non-interested trustees'          2
compensation

Custodian fees and expenses       16

Registration fees                 274

Audit                             10

Legal                             1

 Total expenses before            7,697
reductions

 Expense reductions               (82)     7,615

NET INVESTMENT INCOME                      292

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            23,176

 Foreign currency transactions    5        23,181

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            77,909

 Assets and liabilities in        (5)      77,904
foreign currencies

NET GAIN (LOSS)                            101,085

NET INCREASE (DECREASE) IN                $ 101,377
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                               (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 292                          $ 1,202
income

 Net realized gain (loss)       23,181                         (20,101)

 Change in net unrealized       77,904                         105,448
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     101,377                        86,549
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (520)                          (1,050)
From net investment income

 From net realized gain         -                              (3,581)

 TOTAL DISTRIBUTIONS            (520)                          (4,631)

Share transactions - net        610,550                        424,331
increase (decrease)

  TOTAL INCREASE (DECREASE)     711,407                        506,249
IN NET ASSETS

NET ASSETS

 Beginning of period            749,820                        243,571

 End of period (including      $ 1,461,227                    $ 749,820
undistributed net investment
income of $0 and $228,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.09                        $ 12.47                   $ 10.00
period

Income from Investment
Operations

Net investment income D           .03                            .06                       .04

Net realized and unrealized       1.99                           2.79                      2.46
gain (loss)

Total from investment             2.02                           2.85                      2.50
operations

Less Distributions

From net investment income        (.02)                          (.05)                     (.03)

From net realized gain            -                              (.18)                     -

Total distributions               (.02)                          (.23)                     (.03)

Net asset value, end of period   $ 17.09                        $ 15.09                   $ 12.47

TOTAL RETURN B, C                 13.40%                         23.24%                    25.04%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 84                           $ 35                      $ 7
millions)

Ratio of expenses to average      1.08% A                        1.12%                     1.50% A, F
net assets

Ratio of expenses to average      1.07% A, G                     1.11% G                   1.50% A
net assets after  expense
reductions

Ratio of net investment           .37% A                         .46%                      .34% A
income to average net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.07                        $ 12.46                   $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                            .04                       .03

Net realized and unrealized       1.99                           2.78                      2.45
gain (loss)

Total from investment             2.00                           2.82                      2.48
operations

Less Distributions

From net investment income        (.01)                          (.03)                     (.02)

From net realized gain            -                              (.18)                     -

 Total distributions              (.01)                          (.21)                     (.02)

Net asset value, end of period   $ 17.06                        $ 15.07                   $ 12.46

TOTAL RETURN B, C                 13.28%                         23.00%                    24.83%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 750                          $ 400                     $ 133
millions)

Ratio of expenses to average      1.30% A                        1.31%                     1.59% A
net assets

Ratio of expenses to average      1.29% A, F                     1.30% F                   1.59% A
net assets after  expense
reductions

Ratio of net investment           .15% A                         .27%                      .24% A
income to average  net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.98                        $ 12.41                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.03)                     (.04)

Net realized and unrealized       1.98                           2.77                      2.46
gain (loss)

Total from investment             1.95                           2.74                      2.42
operations

Less Distributions

From net investment income        -                              -                         (.01)

From net realized gain            -                              (.17)                     -

Total distributions               -                              (.17)                     (.01)

Net asset value, end of period   $ 16.93                        $ 14.98                   $ 12.41

TOTAL RETURN B, C                 13.02%                         22.39%                    24.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 346                          $ 158                     $ 29
millions)

Ratio of expenses to average      1.83% A                        1.83%                     2.25% A, F
net assets

Ratio of expenses to average      1.81% A, G                     1.82% G                   2.25% A
net assets after  expense
reductions

Ratio of net investment           (.37)% A                       (.25)%                    (.42)% A
income (loss) to average
net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.98                        $ 12.45                   $ 12.22
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.04)                     -

Net realized and unrealized       1.98                           2.76                      .23
gain (loss)

Total from investment             1.95                           2.72                      .23
operations

Less Distributions

From net investment income        -                              (.01)                     -

From net realized gain            -                              (.18)                     -

Total distributions               -                              (.19)                     -

Net asset value, end of period   $ 16.93                        $ 14.98                   $ 12.45

TOTAL RETURN B, C                 13.02%                         22.20%                    1.88%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 165                          $ 60                      $ 0.4
millions)

Ratio of expenses to average      1.81% A                        1.87%                     2.24% A, F
net assets

Ratio of expenses to average      1.80% A, G                     1.85% G                   2.24% A
net assets after  expense
reductions

Ratio of net investment           (.36)% A                       (.27)%                    .19% A
income (loss) to average
net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.10                        $ 12.47                   $ 10.00
period

Income from Investment
Operations

Net investment income D           .06                            .11                       .07

Net realized and unrealized       1.99                           2.79                      2.45
gain (loss)

Total from investment             2.05                           2.90                      2.52
operations

Less Distributions

From net investment income        (.03)                          (.09)                     (.05)

From net realized gain            -                              (.18)                     -

Total distributions               (.03)                          (.27)                     (.05)

Net asset value, end of period   $ 17.12                        $ 15.10                   $ 12.47

TOTAL RETURN B, C                 13.60%                         23.69%                    25.26%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 117                          $ 97                      $ 74
millions)

Ratio of expenses to average      .76% A                         .76%                      1.19% A
net assets

Ratio of expenses to average      .75% A, F                      .75% F                    1.19% A
net assets after  expense
reductions

Ratio of net investment           .69% A                         .82%                      .64% A
income to average net assets

Portfolio turnover                44% A                          54%                       82% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares.The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $834,579,000 and $229,164,000, respectively, of which U.S. government and government agency obligations aggregated $0 and $9,236,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 76,000     $ 1,000

CLASS T    1,457,000    22,000

CLASS B    1,246,000    935,000

CLASS C    547,000      509,000

          $ 3,326,000  $ 1,467,000


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 510,000    $ 210,000

CLASS T    1,113,000    392,000

CLASS B    251,000      251,000*

CLASS C    22,000       22,000*

          $ 1,896,000  $ 875,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 73,000     .24*

CLASS T                 610,000     .21*

CLASS B                 278,000     .23*

CLASS C                 115,000     .21*

INSTITUTIONAL CLASS     98,000      .18*

                       $ 1,174,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $49,000 for the period.

5. INTERFUND LENDING PROGRAM.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $14,217,000. The weighted average interest rate was 4.93%. Interest earned from the interfund lending program amounted to $4,000 and is included in interest income on the Statement of Operations.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $76,000 under this arrangement.

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS T   $ 6,000

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        SIX MONTHS ENDED MAY 31,  YEAR ENDED  NOVEMBER 30,

                            1999                      1998

FROM NET INVESTMENT INCOME

Class A                     $ 49                      $ 57

Class T                      278                       439

Class B                      -                         2

Class C                      -                         1

Institutional Class          193                       551

Total                       $ 520                     $ 1,050

FROM NET REALIZED GAIN

Class A                     $ -                       $ 105

Class T                      -                         1,993

Class B                      -                         411

Class C                      -                         12

Institutional Class          -                         1,060

Total                       $ -                       $ 3,581

                            $ 520                     $ 4,631

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              3,011                     1,986                   $ 50,833

Reinvestment of distributions    3                         11                       42

Shares redeemed                  (398)                     (263)                    (6,754)

Net increase (decrease)          2,616                     1,734                   $ 44,121

CLASS T Shares sold              22,270                    19,561                  $ 378,617

Reinvestment of distributions    17                        187                      261

Shares redeemed                  (4,918)                   (3,889)                  (83,250)

Net increase (decrease)          17,369                    15,859                  $ 295,628

CLASS B Shares sold              10,779                    8,867                   $ 181,888

Reinvestment of distributions    -                         28                       -

Shares redeemed                  (906)                     (655)                    (15,298)

Net increase (decrease)          9,873                     8,240                   $ 166,590

CLASS C Shares sold              6,068                     4,221                   $ 102,463

Reinvestment of distributions    -                         1                        -

Shares redeemed                  (331)                     (270)                    (5,589)

Net increase (decrease)          5,737                     3,952                   $ 96,874

INSTITUTIONAL CLASS Shares       1,309                     2,227                   $ 22,255
sold

Reinvestment of distributions    10                        113                      156

Shares redeemed                  (896)                     (1,839)                  (15,074)

Net increase (decrease)          423                       501                     $ 7,337





AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 27,926

Reinvestment of distributions    145

Shares redeemed                  (3,668)

Net increase (decrease)         $ 24,403

CLASS T Shares sold             $ 272,785

Reinvestment of distributions    2,329

Shares redeemed                  (53,697)

Net increase (decrease)         $ 221,417

CLASS B Shares sold             $ 124,614

Reinvestment of distributions    336

Shares redeemed                  (8,961)

Net increase (decrease)         $ 115,989

CLASS C Shares sold             $ 59,143

Reinvestment of distributions    10

Shares redeemed                  (3,679)

Net increase (decrease)         $ 55,474

INSTITUTIONAL CLASS Shares      $ 31,070
sold

Reinvestment of distributions    1,421

Shares redeemed                  (25,443)

Net increase (decrease)         $ 7,048


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Growth & Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

Beth F. Terrana, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

AGAII-SANN-0799 80254
1.704641.101

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
BALANCED FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     12  The managers' review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            16  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   17  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          48  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         57  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  67  The auditors' opinion.

OTHER FUND INFORMATION        68

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR BALANCED FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A     6.28%          9.27%        76.40%        217.65%

FIDELITY ADV BALANCED - CL A     0.17%          2.99%        66.26%        199.39%
(INCL. 5.75% SALES CHARGE)

Fidelity Balanced Composite      7.14%          14.73%       134.64%       282.74%

 S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

 LB Aggregate Bond               -0.76%         4.35%        45.89%        126.33%

Balanced Funds Average           6.33%          8.71%        102.69%       215.47%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's(registered trademark) 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class A's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 446 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL A   9.27%        12.02%        12.25%

FIDELITY ADV BALANCED - CL A   2.99%        10.70%        11.59%
(INCL. 5.75% SALES CHARGE)

Fidelity Balanced Composite    14.73%       18.60%        14.36%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.


$10,000 OVER 10 YEARS
             FA Balanced -CL A           60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00249                       F0021                       SP001                       LB001
  1989/05/31       9425.00                    10000.00                    10000.00                    10000.00
  1989/06/30       9554.92                    10087.40                     9943.00                    10304.00
  1989/07/31       9988.88                    10719.88                    10840.85                    10523.48
  1989/08/31      10143.87                    10782.48                    11053.33                    10367.73
  1989/09/30      10159.70                    10777.96                    11008.01                    10420.60
  1989/10/31      10003.04                    10733.98                    10752.63                    10676.95
  1989/11/30      10206.70                    10906.15                    10971.98                    10778.38
  1989/12/31      10307.57                    11074.98                    11235.31                    10807.48
  1990/01/31       9808.96                    10576.39                    10481.42                    10678.87
  1990/02/28       9834.75                    10671.79                    10616.63                    10713.05
  1990/03/31       9972.40                    10844.45                    10897.97                    10720.55
  1990/04/30       9841.87                    10641.88                    10625.52                    10621.92
  1990/05/31      10207.35                    11390.43                    11661.51                    10936.32
  1990/06/30      10250.65                    11417.31                    11582.21                    11112.40
  1990/07/31      10224.23                    11458.41                    11545.15                    11265.75
  1990/08/31       9598.98                    10775.49                    10501.47                    11114.79
  1990/09/30       9377.43                    10496.41                     9990.05                    11207.04
  1990/10/31       9288.20                    10522.65                     9947.09                    11349.37
  1990/11/30       9707.56                    11021.00                    10589.67                    11593.38
  1990/12/31      10004.22                    11274.26                    10885.12                    11774.24
  1991/01/31      10520.75                    11625.12                    11359.71                    11920.24
  1991/02/28      11136.95                    12163.36                    12171.93                    12021.56
  1991/03/31      11419.82                    12373.54                    12466.50                    12104.51
  1991/04/30      11639.43                    12444.82                    12496.41                    12235.24
  1991/05/31      12124.40                    12796.26                    13036.26                    12306.20
  1991/06/30      11875.91                    12442.06                    12439.20                    12300.05
  1991/07/31      12383.82                    12859.11                    13018.87                    12471.02
  1991/08/31      12697.80                    13153.07                    13327.41                    12740.40
  1991/09/30      12791.29                    13128.08                    13104.85                    12999.03
  1991/10/31      13163.94                    13291.92                    13280.45                    13143.32
  1991/11/30      12856.51                    13019.44                    12745.25                    13264.23
  1991/12/31      13453.83                    14067.76                    14203.30                    13658.18
  1992/01/31      13542.34                    13834.24                    13939.12                    13472.43
  1992/02/29      13827.55                    13978.11                    14120.33                    13560.00
  1992/03/31      13778.46                    13783.26                    13844.98                    13484.07
  1992/04/30      13887.57                    14066.09                    14252.03                    13581.15
  1992/05/31      14165.33                    14213.79                    14321.86                    13837.83
  1992/06/30      14036.53                    14165.17                    14108.47                    14028.80
  1992/07/31      14446.42                    14628.38                    14685.50                    14314.98
  1992/08/31      14446.42                    14507.54                    14384.45                    14459.57
  1992/09/30      14565.94                    14679.31                    14554.19                    14631.63
  1992/10/31      14515.57                    14632.05                    14605.13                    14437.03
  1992/11/30      14606.23                    14932.59                    15103.16                    14439.92
  1992/12/31      14691.53                    15137.76                    15288.93                    14669.52
  1993/01/31      14968.72                    15330.32                    15417.36                    14951.17
  1993/02/28      15288.57                    15562.72                    15627.03                    15212.82
  1993/03/31      15865.60                    15785.89                    15956.76                    15276.71
  1993/04/30      16317.06                    15600.88                    15570.61                    15383.65
  1993/05/31      16628.79                    15859.86                    15987.90                    15403.65
  1993/06/30      16521.72                    16002.28                    16034.27                    15682.45
  1993/07/31      16695.06                    16000.36                    15970.13                    15771.84
  1993/08/31      17301.76                    16476.21                    16575.40                    16047.85
  1993/09/30      17140.00                    16417.88                    16447.77                    16091.18
  1993/10/31      17369.26                    16646.09                    16788.24                    16150.72
  1993/11/30      17140.00                    16494.61                    16628.75                    16013.43
  1993/12/31      17579.16                    16649.99                    16829.96                    16099.91
  1994/01/31      18067.78                    17079.56                    17402.17                    16317.26
  1994/02/28      17749.61                    16682.97                    16930.58                    16033.34
  1994/03/31      17040.73                    16081.72                    16192.40                    15637.31
  1994/04/30      16903.31                    16153.76                    16399.67                    15512.21
  1994/05/31      16972.02                    16312.07                    16668.62                    15510.66
  1994/06/30      16649.92                    16057.93                    16260.24                    15476.54
  1994/07/31      16971.88                    16501.77                    16793.57                    15784.52
  1994/08/31      17178.85                    16915.64                    17482.11                    15803.46
  1994/09/30      17064.06                    16567.51                    17053.80                    15571.15
  1994/10/31      16902.75                    16785.21                    17437.51                    15557.14
  1994/11/30      16672.31                    16403.65                    16802.44                    15522.91
  1994/12/31      16683.83                    16594.88                    17051.62                    15630.02
  1995/01/31      16637.36                    16984.50                    17493.76                    15939.49
  1995/02/28      16927.81                    17543.32                    18175.50                    16318.85
  1995/03/31      17209.07                    17896.75                    18711.85                    16418.40
  1995/04/30      17396.50                    18313.20                    19262.92                    16648.26
  1995/05/31      17736.23                    19035.88                    20032.86                    17292.55
  1995/06/30      17949.16                    19356.79                    20498.22                    17418.78
  1995/07/31      18220.76                    19724.88                    21177.94                    17380.46
  1995/08/31      18268.00                    19850.05                    21231.10                    17590.76
  1995/09/30      18444.49                    20429.67                    22127.05                    17761.39
  1995/10/31      18230.02                    20492.14                    22048.06                    17992.29
  1995/11/30      18742.37                    21154.86                    23015.97                    18262.18
  1995/12/31      19029.91                    21517.79                    23459.25                    18517.85
  1996/01/31      19199.50                    22014.08                    24257.81                    18640.06
  1996/02/29      18884.55                    21983.30                    24482.68                    18315.73
  1996/03/31      18740.07                    22048.77                    24718.45                    18187.52
  1996/04/30      18715.67                    22194.38                    25082.80                    18085.67
  1996/05/31      18813.27                    22520.06                    25729.68                    18049.50
  1996/06/30      18923.59                    22692.25                    25827.71                    18291.36
  1996/07/31      18529.86                    22115.23                    24686.64                    18340.75
  1996/08/31      18677.51                    22380.04                    25207.28                    18309.57
  1996/09/30      19405.23                    23291.53                    26625.95                    18628.15
  1996/10/31      19914.26                    23883.79                    27360.29                    19041.70
  1996/11/30      20981.98                    25130.38                    29428.46                    19367.31
  1996/12/31      20610.44                    24738.20                    28845.48                    19187.19
  1997/01/31      21315.93                    25696.26                    30647.75                    19246.67
  1997/02/28      21643.48                    25842.83                    30888.02                    19294.79
  1997/03/31      20894.52                    25090.96                    29618.84                    19080.62
  1997/04/30      21757.72                    26140.26                    31387.08                    19366.83
  1997/05/31      22633.62                    27194.45                    33297.93                    19550.81
  1997/06/30      23495.91                    28054.88                    34789.67                    19783.47
  1997/07/31      24760.10                    29697.27                    37557.89                    20317.62
  1997/08/31      23661.92                    28598.11                    35453.89                    20144.92
  1997/09/30      24620.27                    29707.20                    37395.70                    20443.07
  1997/10/31      24093.43                    29284.17                    36146.69                    20739.49
  1997/11/30      24671.67                    30151.39                    37819.92                    20834.89
  1997/12/31      25164.82                    30583.82                    38469.29                    21045.33
  1998/01/31      25400.26                    30943.37                    38894.76                    21314.71
  1998/02/28      26342.04                    32272.45                    41699.85                    21297.65
  1998/03/31      27259.14                    33307.94                    43835.29                    21370.07
  1998/04/30      27440.50                    33578.27                    44276.28                    21481.19
  1998/05/31      27398.64                    33359.54                    43515.17                    21685.26
  1998/06/30      28002.00                    34285.78                    45282.75                    21869.22
  1998/07/31      27945.80                    34095.79                    44800.49                    21915.63
  1998/08/31      25037.42                    31360.04                    38323.24                    22272.34
  1998/09/30      26359.12                    32859.07                    40778.22                    22793.77
  1998/10/31      27236.34                    34393.38                    44095.13                    22673.52
  1998/11/30      28170.16                    35722.04                    46767.73                    22801.93
  1998/12/31      29077.90                    36999.99                    49462.49                    22870.50
  1999/01/31      29421.03                    38034.11                    51531.01                    23033.85
  1999/02/28      28873.30                    37059.22                    49929.43                    22631.69
  1999/03/31      29639.33                    38031.11                    51927.10                    22757.25
  1999/04/30      30694.50                    38963.10                    53938.24                    22829.39
  1999/05/28      29938.56                    38274.00                    52664.76                    22633.00
IMATRL PRASUN   SHR__CHT 19990531 19990614 104031 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class A on May 31, 1989, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $29,939
- a 199.39% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $52,665 - a 426.65% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $22,633 - a 126.33% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,274 - a 282.74% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR BALANCED FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T   6.09%          9.01%        76.49%        217.82%

FIDELITY ADV BALANCED - CL T   2.38%          5.20%        70.32%        206.70%
(INCL. 3.50% SALES CHARGE)

Fidelity Balanced Composite    7.14%          14.73%       134.64%       282.74%

 S&P 500                       12.61%         21.03%       215.95%       426.65%

 LB Aggregate Bond             -0.76%         4.35%        45.89%        126.33%

Balanced Funds Average         6.33%          8.71%        102.69%       215.47%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class T's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 446 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL T   9.01%        12.03%        12.26%

FIDELITY ADV BALANCED - CL T   5.20%        11.24%        11.86%
(INCL. 3.50% SALES CHARGE)

Fidelity Balanced Composite    14.73%       18.60%        14.36%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL T           60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00170                       F0021                       SP001                       LB001
  1989/05/31       9650.00                    10000.00                    10000.00                    10000.00
  1989/06/30       9783.02                    10087.40                     9943.00                    10304.00
  1989/07/31      10227.34                    10719.88                    10840.85                    10523.48
  1989/08/31      10386.03                    10782.48                    11053.33                    10367.73
  1989/09/30      10402.24                    10777.96                    11008.01                    10420.60
  1989/10/31      10241.83                    10733.98                    10752.63                    10676.95
  1989/11/30      10450.36                    10906.15                    10971.98                    10778.38
  1989/12/31      10553.64                    11074.98                    11235.31                    10807.48
  1990/01/31      10043.12                    10576.39                    10481.42                    10678.87
  1990/02/28      10069.53                    10671.79                    10616.63                    10713.05
  1990/03/31      10210.47                    10844.45                    10897.97                    10720.55
  1990/04/30      10076.82                    10641.88                    10625.52                    10621.92
  1990/05/31      10451.03                    11390.43                    11661.51                    10936.32
  1990/06/30      10495.36                    11417.31                    11582.21                    11112.40
  1990/07/31      10468.31                    11458.41                    11545.15                    11265.75
  1990/08/31       9828.13                    10775.49                    10501.47                    11114.79
  1990/09/30       9601.29                    10496.41                     9990.05                    11207.04
  1990/10/31       9509.94                    10522.65                     9947.09                    11349.37
  1990/11/30       9939.30                    11021.00                    10589.67                    11593.38
  1990/12/31      10243.05                    11274.26                    10885.12                    11774.24
  1991/01/31      10771.91                    11625.12                    11359.71                    11920.24
  1991/02/28      11402.82                    12163.36                    12171.93                    12021.56
  1991/03/31      11692.44                    12373.54                    12466.50                    12104.51
  1991/04/30      11917.29                    12444.82                    12496.41                    12235.24
  1991/05/31      12413.85                    12796.26                    13036.26                    12306.20
  1991/06/30      12159.42                    12442.06                    12439.20                    12300.05
  1991/07/31      12679.46                    12859.11                    13018.87                    12471.02
  1991/08/31      13000.93                    13153.07                    13327.41                    12740.40
  1991/09/30      13096.65                    13128.08                    13104.85                    12999.03
  1991/10/31      13478.20                    13291.92                    13280.45                    13143.32
  1991/11/30      13163.43                    13019.44                    12745.25                    13264.23
  1991/12/31      13775.01                    14067.76                    14203.30                    13658.18
  1992/01/31      13865.63                    13834.24                    13939.12                    13472.43
  1992/02/29      14157.65                    13978.11                    14120.33                    13560.00
  1992/03/31      14107.39                    13783.26                    13844.98                    13484.07
  1992/04/30      14219.11                    14066.09                    14252.03                    13581.15
  1992/05/31      14503.49                    14213.79                    14321.86                    13837.83
  1992/06/30      14371.62                    14165.17                    14108.47                    14028.80
  1992/07/31      14791.30                    14628.38                    14685.50                    14314.98
  1992/08/31      14791.30                    14507.54                    14384.45                    14459.57
  1992/09/30      14913.67                    14679.31                    14554.19                    14631.63
  1992/10/31      14862.10                    14632.05                    14605.13                    14437.03
  1992/11/30      14954.92                    14932.59                    15103.16                    14439.92
  1992/12/31      15042.25                    15137.76                    15288.93                    14669.52
  1993/01/31      15326.07                    15330.32                    15417.36                    14951.17
  1993/02/28      15653.55                    15562.72                    15627.03                    15212.82
  1993/03/31      16244.36                    15785.89                    15956.76                    15276.71
  1993/04/30      16706.59                    15600.88                    15570.61                    15383.65
  1993/05/31      17025.76                    15859.86                    15987.90                    15403.65
  1993/06/30      16916.14                    16002.28                    16034.27                    15682.45
  1993/07/31      17093.62                    16000.36                    15970.13                    15771.84
  1993/08/31      17714.80                    16476.21                    16575.40                    16047.85
  1993/09/30      17549.18                    16417.88                    16447.77                    16091.18
  1993/10/31      17783.91                    16646.09                    16788.24                    16150.72
  1993/11/30      17549.18                    16494.61                    16628.75                    16013.43
  1993/12/31      17998.82                    16649.99                    16829.96                    16099.91
  1994/01/31      18499.11                    17079.56                    17402.17                    16317.26
  1994/02/28      18173.34                    16682.97                    16930.58                    16033.34
  1994/03/31      17447.54                    16081.72                    16192.40                    15637.31
  1994/04/30      17306.83                    16153.76                    16399.67                    15512.21
  1994/05/31      17377.19                    16312.07                    16668.62                    15510.66
  1994/06/30      17047.40                    16057.93                    16260.24                    15476.54
  1994/07/31      17377.04                    16501.77                    16793.57                    15784.52
  1994/08/31      17588.96                    16915.64                    17482.11                    15803.46
  1994/09/30      17471.42                    16567.51                    17053.80                    15571.15
  1994/10/31      17306.26                    16785.21                    17437.51                    15557.14
  1994/11/30      17070.32                    16403.65                    16802.44                    15522.91
  1994/12/31      17082.12                    16594.88                    17051.62                    15630.02
  1995/01/31      17034.54                    16984.50                    17493.76                    15939.49
  1995/02/28      17331.93                    17543.32                    18175.50                    16318.85
  1995/03/31      17619.89                    17896.75                    18711.85                    16418.40
  1995/04/30      17811.80                    18313.20                    19262.92                    16648.26
  1995/05/31      18159.64                    19035.88                    20032.86                    17292.55
  1995/06/30      18377.66                    19356.79                    20498.22                    17418.78
  1995/07/31      18655.74                    19724.88                    21177.94                    17380.46
  1995/08/31      18704.10                    19850.05                    21231.10                    17590.76
  1995/09/30      18884.81                    20429.67                    22127.05                    17761.39
  1995/10/31      18665.22                    20492.14                    22048.06                    17992.29
  1995/11/30      19189.80                    21154.86                    23015.97                    18262.18
  1995/12/31      19484.21                    21517.79                    23459.25                    18517.85
  1996/01/31      19657.84                    22014.08                    24257.81                    18640.06
  1996/02/29      19335.38                    21983.30                    24482.68                    18315.73
  1996/03/31      19187.44                    22048.77                    24718.45                    18187.52
  1996/04/30      19162.46                    22194.38                    25082.80                    18085.67
  1996/05/31      19262.39                    22520.06                    25729.68                    18049.50
  1996/06/30      19375.35                    22692.25                    25827.71                    18291.36
  1996/07/31      18972.22                    22115.23                    24686.64                    18340.75
  1996/08/31      19123.39                    22380.04                    25207.28                    18309.57
  1996/09/30      19868.13                    23291.53                    26625.95                    18628.15
  1996/10/31      20401.33                    23883.79                    27360.29                    19041.70
  1996/11/30      21493.12                    25130.38                    29428.46                    19367.31
  1996/12/31      21125.97                    24738.20                    28845.48                    19187.19
  1997/01/31      21848.22                    25696.26                    30647.75                    19246.67
  1997/02/28      22183.56                    25842.83                    30888.02                    19294.79
  1997/03/31      21416.37                    25090.96                    29618.84                    19080.62
  1997/04/30      22313.59                    26140.26                    31387.08                    19366.83
  1997/05/31      23210.81                    27194.45                    33297.93                    19550.81
  1997/06/30      24107.11                    28054.88                    34789.67                    19783.47
  1997/07/31      25415.86                    29697.27                    37557.89                    20317.62
  1997/08/31      24290.34                    28598.11                    35453.89                    20144.92
  1997/09/30      25285.79                    29707.20                    37395.70                    20443.07
  1997/10/31      24758.73                    29284.17                    36146.69                    20739.49
  1997/11/30      25338.49                    30151.39                    37819.92                    20834.89
  1997/12/31      25844.19                    30583.82                    38469.29                    21045.33
  1998/01/31      26085.59                    30943.37                    38894.76                    21314.71
  1998/02/28      27037.00                    32272.45                    41699.85                    21297.65
  1998/03/31      27991.38                    33307.94                    43835.29                    21370.07
  1998/04/30      28177.22                    33578.27                    44276.28                    21481.19
  1998/05/31      28134.33                    33359.54                    43515.17                    21685.26
  1998/06/30      28738.08                    34285.78                    45282.75                    21869.22
  1998/07/31      28680.52                    34095.79                    44800.49                    21915.63
  1998/08/31      25701.66                    31360.04                    38323.24                    22272.34
  1998/09/30      27055.30                    32859.07                    40778.22                    22793.77
  1998/10/31      27953.29                    34393.38                    44095.13                    22673.52
  1998/11/30      28909.20                    35722.04                    46767.73                    22801.93
  1998/12/31      29837.78                    36999.99                    49462.49                    22870.50
  1999/01/31      30188.75                    38034.11                    51531.01                    23033.85
  1999/02/28      29612.51                    37059.22                    49929.43                    22631.69
  1999/03/31      30363.80                    38031.11                    51927.10                    22757.25
  1999/04/30      31426.37                    38963.10                    53938.24                    22829.39
  1999/05/28      30669.69                    38274.00                    52664.76                    22633.00
IMATRL PRASUN   SHR__CHT 19990531 19990614 142159 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class T on May 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $30,670
- a 206.70% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $52,665 - a 426.65% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $22,633 - a 126.33% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,274 - a 282.74% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR BALANCED FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B   5.73%          8.31%        73.62%        212.65%

FIDELITY ADV BALANCED - CL B   0.96%          3.49%        71.62%        212.65%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced Composite    7.14%          14.73%       134.64%       282.74%

 S&P 500                       12.61%         21.03%       215.95%       426.65%

 LB Aggregate Bond             -0.76%         4.35%        45.89%        126.33%

Balanced Funds Average         6.33%          8.71%        102.69%       215.47%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class B's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 446 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL B   8.31%        11.67%        12.07%

FIDELITY ADV BALANCED - CL B   3.49%        11.41%        12.07%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced Composite    14.73%       18.60%        14.36%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL B           60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00241                       F0021                       SP001                       LB001
  1989/05/31      10000.00                    10000.00                    10000.00                    10000.00
  1989/06/30      10137.84                    10087.40                     9943.00                    10304.00
  1989/07/31      10598.28                    10719.88                    10840.85                    10523.48
  1989/08/31      10762.72                    10782.48                    11053.33                    10367.73
  1989/09/30      10779.52                    10777.96                    11008.01                    10420.60
  1989/10/31      10613.30                    10733.98                    10752.63                    10676.95
  1989/11/30      10829.39                    10906.15                    10971.98                    10778.38
  1989/12/31      10936.41                    11074.98                    11235.31                    10807.48
  1990/01/31      10407.38                    10576.39                    10481.42                    10678.87
  1990/02/28      10434.74                    10671.79                    10616.63                    10713.05
  1990/03/31      10580.80                    10844.45                    10897.97                    10720.55
  1990/04/30      10442.30                    10641.88                    10625.52                    10621.92
  1990/05/31      10830.08                    11390.43                    11661.51                    10936.32
  1990/06/30      10876.02                    11417.31                    11582.21                    11112.40
  1990/07/31      10847.99                    11458.41                    11545.15                    11265.75
  1990/08/31      10184.59                    10775.49                    10501.47                    11114.79
  1990/09/30       9949.52                    10496.41                     9990.05                    11207.04
  1990/10/31       9854.86                    10522.65                     9947.09                    11349.37
  1990/11/30      10299.79                    11021.00                    10589.67                    11593.38
  1990/12/31      10614.56                    11274.26                    10885.12                    11774.24
  1991/01/31      11162.60                    11625.12                    11359.71                    11920.24
  1991/02/28      11816.39                    12163.36                    12171.93                    12021.56
  1991/03/31      12116.52                    12373.54                    12466.50                    12104.51
  1991/04/30      12349.53                    12444.82                    12496.41                    12235.24
  1991/05/31      12864.09                    12796.26                    13036.26                    12306.20
  1991/06/30      12600.43                    12442.06                    12439.20                    12300.05
  1991/07/31      13139.33                    12859.11                    13018.87                    12471.02
  1991/08/31      13472.47                    13153.07                    13327.41                    12740.40
  1991/09/30      13571.66                    13128.08                    13104.85                    12999.03
  1991/10/31      13967.05                    13291.92                    13280.45                    13143.32
  1991/11/30      13640.86                    13019.44                    12745.25                    13264.23
  1991/12/31      14274.62                    14067.76                    14203.30                    13658.18
  1992/01/31      14368.53                    13834.24                    13939.12                    13472.43
  1992/02/29      14671.14                    13978.11                    14120.33                    13560.00
  1992/03/31      14619.05                    13783.26                    13844.98                    13484.07
  1992/04/30      14734.83                    14066.09                    14252.03                    13581.15
  1992/05/31      15029.52                    14213.79                    14321.86                    13837.83
  1992/06/30      14892.87                    14165.17                    14108.47                    14028.80
  1992/07/31      15327.77                    14628.38                    14685.50                    14314.98
  1992/08/31      15327.77                    14507.54                    14384.45                    14459.57
  1992/09/30      15454.58                    14679.31                    14554.19                    14631.63
  1992/10/31      15401.14                    14632.05                    14605.13                    14437.03
  1992/11/30      15497.33                    14932.59                    15103.16                    14439.92
  1992/12/31      15587.83                    15137.76                    15288.93                    14669.52
  1993/01/31      15881.94                    15330.32                    15417.36                    14951.17
  1993/02/28      16221.29                    15562.72                    15627.03                    15212.82
  1993/03/31      16833.53                    15785.89                    15956.76                    15276.71
  1993/04/30      17312.53                    15600.88                    15570.61                    15383.65
  1993/05/31      17643.27                    15859.86                    15987.90                    15403.65
  1993/06/30      17529.68                    16002.28                    16034.27                    15682.45
  1993/07/31      17713.59                    16000.36                    15970.13                    15771.84
  1993/08/31      18357.31                    16476.21                    16575.40                    16047.85
  1993/09/30      18185.68                    16417.88                    16447.77                    16091.18
  1993/10/31      18428.93                    16646.09                    16788.24                    16150.72
  1993/11/30      18185.68                    16494.61                    16628.75                    16013.43
  1993/12/31      18651.63                    16649.99                    16829.96                    16099.91
  1994/01/31      19170.06                    17079.56                    17402.17                    16317.26
  1994/02/28      18832.48                    16682.97                    16930.58                    16033.34
  1994/03/31      18080.35                    16081.72                    16192.40                    15637.31
  1994/04/30      17934.54                    16153.76                    16399.67                    15512.21
  1994/05/31      18007.45                    16312.07                    16668.62                    15510.66
  1994/06/30      17665.70                    16057.93                    16260.24                    15476.54
  1994/07/31      18007.30                    16501.77                    16793.57                    15784.52
  1994/08/31      18226.90                    16915.64                    17482.11                    15803.46
  1994/09/30      18105.10                    16567.51                    17053.80                    15571.15
  1994/10/31      17933.95                    16785.21                    17437.51                    15557.14
  1994/11/30      17689.45                    16403.65                    16802.44                    15522.91
  1994/12/31      17701.68                    16594.88                    17051.62                    15630.02
  1995/01/31      17652.37                    16984.50                    17493.76                    15939.49
  1995/02/28      17960.54                    17543.32                    18175.50                    16318.85
  1995/03/31      18258.96                    17896.75                    18711.85                    16418.40
  1995/04/30      18457.83                    18313.20                    19262.92                    16648.26
  1995/05/31      18818.28                    19035.88                    20032.86                    17292.55
  1995/06/30      19044.21                    19356.79                    20498.22                    17418.78
  1995/07/31      19332.37                    19724.88                    21177.94                    17380.46
  1995/08/31      19382.49                    19850.05                    21231.10                    17590.76
  1995/09/30      19569.75                    20429.67                    22127.05                    17761.39
  1995/10/31      19342.19                    20492.14                    22048.06                    17992.29
  1995/11/30      19885.80                    21154.86                    23015.97                    18262.18
  1995/12/31      20190.89                    21517.79                    23459.25                    18517.85
  1996/01/31      20370.82                    22014.08                    24257.81                    18640.06
  1996/02/29      20036.66                    21983.30                    24482.68                    18315.73
  1996/03/31      19883.36                    22048.77                    24718.45                    18187.52
  1996/04/30      19857.47                    22194.38                    25082.80                    18085.67
  1996/05/31      19961.03                    22520.06                    25729.68                    18049.50
  1996/06/30      20078.08                    22692.25                    25827.71                    18291.36
  1996/07/31      19660.33                    22115.23                    24686.64                    18340.75
  1996/08/31      19816.99                    22380.04                    25207.28                    18309.57
  1996/09/30      20588.73                    23291.53                    26625.95                    18628.15
  1996/10/31      21141.27                    23883.79                    27360.29                    19041.70
  1996/11/30      22272.67                    25130.38                    29428.46                    19367.31
  1996/12/31      21892.20                    24738.20                    28845.48                    19187.19
  1997/01/31      22641.56                    25696.26                    30647.75                    19246.67
  1997/02/28      22962.72                    25842.83                    30888.02                    19294.79
  1997/03/31      22167.65                    25090.96                    29618.84                    19080.62
  1997/04/30      23070.53                    26140.26                    31387.08                    19366.83
  1997/05/31      23986.88                    27194.45                    33297.93                    19550.81
  1997/06/30      24888.88                    28054.88                    34789.67                    19783.47
  1997/07/31      26230.20                    29697.27                    37557.89                    20317.62
  1997/08/31      25051.46                    28598.11                    35453.89                    20144.92
  1997/09/30      26041.09                    29707.20                    37395.70                    20443.07
  1997/10/31      25482.67                    29284.17                    36146.69                    20739.49
  1997/11/30      26068.33                    30151.39                    37819.92                    20834.89
  1997/12/31      26576.60                    30583.82                    38469.29                    21045.33
  1998/01/31      26811.01                    30943.37                    38894.76                    21314.71
  1998/02/28      27792.62                    32272.45                    41699.85                    21297.65
  1998/03/31      28747.21                    33307.94                    43835.29                    21370.07
  1998/04/30      28923.93                    33578.27                    44276.28                    21481.19
  1998/05/31      28865.02                    33359.54                    43515.17                    21685.26
  1998/06/30      29486.46                    34285.78                    45282.75                    21869.22
  1998/07/31      29412.41                    34095.79                    44800.49                    21915.63
  1998/08/31      26331.96                    31360.04                    38323.24                    22272.34
  1998/09/30      27710.07                    32859.07                    40778.22                    22793.77
  1998/10/31      28603.47                    34393.38                    44095.13                    22673.52
  1998/11/30      29571.31                    35722.04                    46767.73                    22801.93
  1998/12/31      30509.05                    36999.99                    49462.49                    22870.50
  1999/01/31      30853.20                    38034.11                    51531.01                    23033.85
  1999/02/28      30277.58                    37059.22                    49929.43                    22631.69
  1999/03/31      30983.76                    38031.11                    51927.10                    22757.25
  1999/04/30      32057.86                    38963.10                    53938.24                    22829.39
  1999/05/28      31264.67                    38274.00                    52664.76                    22633.00
IMATRL PRASUN   SHR__CHT 19990531 19990614 104029 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class B on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $31,265 - a 212.65% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $52,665 - a 426.65% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $22,633 - a 126.33% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,274 - a 282.74% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR BALANCED FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year, past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C   5.61%          8.19%        73.47%        212.38%

FIDELITY ADV BALANCED - CL C   4.66%          7.23%        73.47%        212.38%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced Composite    7.14%          14.73%       134.64%       282.74%

 S&P 500                       12.61%         21.03%       215.95%       426.65%

 LB Aggregate Bond             -0.76%         4.35%        45.89%        126.33%

Balanced Funds Average         6.33%          8.71%        102.69%       215.47%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Class C's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 446 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - CL C   8.19%        11.65%        12.06%

FIDELITY ADV BALANCED - CL C   7.23%        11.65%        12.06%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

Fidelity Balanced Composite    14.73%       18.60%        14.36%

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL C           60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00478                       F0021                       SP001                       LB001
  1989/05/31      10000.00                    10000.00                    10000.00                    10000.00
  1989/06/30      10137.84                    10087.40                     9943.00                    10304.00
  1989/07/31      10598.28                    10719.88                    10840.85                    10523.48
  1989/08/31      10762.72                    10782.48                    11053.33                    10367.73
  1989/09/30      10779.52                    10777.96                    11008.01                    10420.60
  1989/10/31      10613.30                    10733.98                    10752.63                    10676.95
  1989/11/30      10829.39                    10906.15                    10971.98                    10778.38
  1989/12/31      10936.41                    11074.98                    11235.31                    10807.48
  1990/01/31      10407.38                    10576.39                    10481.42                    10678.87
  1990/02/28      10434.74                    10671.79                    10616.63                    10713.05
  1990/03/31      10580.80                    10844.45                    10897.97                    10720.55
  1990/04/30      10442.30                    10641.88                    10625.52                    10621.92
  1990/05/31      10830.08                    11390.43                    11661.51                    10936.32
  1990/06/30      10876.02                    11417.31                    11582.21                    11112.40
  1990/07/31      10847.99                    11458.41                    11545.15                    11265.75
  1990/08/31      10184.59                    10775.49                    10501.47                    11114.79
  1990/09/30       9949.52                    10496.41                     9990.05                    11207.04
  1990/10/31       9854.86                    10522.65                     9947.09                    11349.37
  1990/11/30      10299.79                    11021.00                    10589.67                    11593.38
  1990/12/31      10614.56                    11274.26                    10885.12                    11774.24
  1991/01/31      11162.60                    11625.12                    11359.71                    11920.24
  1991/02/28      11816.39                    12163.36                    12171.93                    12021.56
  1991/03/31      12116.52                    12373.54                    12466.50                    12104.51
  1991/04/30      12349.53                    12444.82                    12496.41                    12235.24
  1991/05/31      12864.09                    12796.26                    13036.26                    12306.20
  1991/06/30      12600.43                    12442.06                    12439.20                    12300.05
  1991/07/31      13139.33                    12859.11                    13018.87                    12471.02
  1991/08/31      13472.47                    13153.07                    13327.41                    12740.40
  1991/09/30      13571.66                    13128.08                    13104.85                    12999.03
  1991/10/31      13967.05                    13291.92                    13280.45                    13143.32
  1991/11/30      13640.86                    13019.44                    12745.25                    13264.23
  1991/12/31      14274.62                    14067.76                    14203.30                    13658.18
  1992/01/31      14368.53                    13834.24                    13939.12                    13472.43
  1992/02/29      14671.14                    13978.11                    14120.33                    13560.00
  1992/03/31      14619.05                    13783.26                    13844.98                    13484.07
  1992/04/30      14734.83                    14066.09                    14252.03                    13581.15
  1992/05/31      15029.52                    14213.79                    14321.86                    13837.83
  1992/06/30      14892.87                    14165.17                    14108.47                    14028.80
  1992/07/31      15327.77                    14628.38                    14685.50                    14314.98
  1992/08/31      15327.77                    14507.54                    14384.45                    14459.57
  1992/09/30      15454.58                    14679.31                    14554.19                    14631.63
  1992/10/31      15401.14                    14632.05                    14605.13                    14437.03
  1992/11/30      15497.33                    14932.59                    15103.16                    14439.92
  1992/12/31      15587.83                    15137.76                    15288.93                    14669.52
  1993/01/31      15881.94                    15330.32                    15417.36                    14951.17
  1993/02/28      16221.29                    15562.72                    15627.03                    15212.82
  1993/03/31      16833.53                    15785.89                    15956.76                    15276.71
  1993/04/30      17312.53                    15600.88                    15570.61                    15383.65
  1993/05/31      17643.27                    15859.86                    15987.90                    15403.65
  1993/06/30      17529.68                    16002.28                    16034.27                    15682.45
  1993/07/31      17713.59                    16000.36                    15970.13                    15771.84
  1993/08/31      18357.31                    16476.21                    16575.40                    16047.85
  1993/09/30      18185.68                    16417.88                    16447.77                    16091.18
  1993/10/31      18428.93                    16646.09                    16788.24                    16150.72
  1993/11/30      18185.68                    16494.61                    16628.75                    16013.43
  1993/12/31      18651.63                    16649.99                    16829.96                    16099.91
  1994/01/31      19170.06                    17079.56                    17402.17                    16317.26
  1994/02/28      18832.48                    16682.97                    16930.58                    16033.34
  1994/03/31      18080.35                    16081.72                    16192.40                    15637.31
  1994/04/30      17934.54                    16153.76                    16399.67                    15512.21
  1994/05/31      18007.45                    16312.07                    16668.62                    15510.66
  1994/06/30      17665.70                    16057.93                    16260.24                    15476.54
  1994/07/31      18007.30                    16501.77                    16793.57                    15784.52
  1994/08/31      18226.90                    16915.64                    17482.11                    15803.46
  1994/09/30      18105.10                    16567.51                    17053.80                    15571.15
  1994/10/31      17933.95                    16785.21                    17437.51                    15557.14
  1994/11/30      17689.45                    16403.65                    16802.44                    15522.91
  1994/12/31      17701.68                    16594.88                    17051.62                    15630.02
  1995/01/31      17652.37                    16984.50                    17493.76                    15939.49
  1995/02/28      17960.54                    17543.32                    18175.50                    16318.85
  1995/03/31      18258.96                    17896.75                    18711.85                    16418.40
  1995/04/30      18457.83                    18313.20                    19262.92                    16648.26
  1995/05/31      18818.28                    19035.88                    20032.86                    17292.55
  1995/06/30      19044.21                    19356.79                    20498.22                    17418.78
  1995/07/31      19332.37                    19724.88                    21177.94                    17380.46
  1995/08/31      19382.49                    19850.05                    21231.10                    17590.76
  1995/09/30      19569.75                    20429.67                    22127.05                    17761.39
  1995/10/31      19342.19                    20492.14                    22048.06                    17992.29
  1995/11/30      19885.80                    21154.86                    23015.97                    18262.18
  1995/12/31      20190.89                    21517.79                    23459.25                    18517.85
  1996/01/31      20370.82                    22014.08                    24257.81                    18640.06
  1996/02/29      20036.66                    21983.30                    24482.68                    18315.73
  1996/03/31      19883.36                    22048.77                    24718.45                    18187.52
  1996/04/30      19857.47                    22194.38                    25082.80                    18085.67
  1996/05/31      19961.03                    22520.06                    25729.68                    18049.50
  1996/06/30      20078.08                    22692.25                    25827.71                    18291.36
  1996/07/31      19660.33                    22115.23                    24686.64                    18340.75
  1996/08/31      19816.99                    22380.04                    25207.28                    18309.57
  1996/09/30      20588.73                    23291.53                    26625.95                    18628.15
  1996/10/31      21141.27                    23883.79                    27360.29                    19041.70
  1996/11/30      22272.67                    25130.38                    29428.46                    19367.31
  1996/12/31      21892.20                    24738.20                    28845.48                    19187.19
  1997/01/31      22641.56                    25696.26                    30647.75                    19246.67
  1997/02/28      22962.72                    25842.83                    30888.02                    19294.79
  1997/03/31      22167.65                    25090.96                    29618.84                    19080.62
  1997/04/30      23070.53                    26140.26                    31387.08                    19366.83
  1997/05/31      23986.88                    27194.45                    33297.93                    19550.81
  1997/06/30      24888.88                    28054.88                    34789.67                    19783.47
  1997/07/31      26230.20                    29697.27                    37557.89                    20317.62
  1997/08/31      25051.46                    28598.11                    35453.89                    20144.92
  1997/09/30      26041.09                    29707.20                    37395.70                    20443.07
  1997/10/31      25482.67                    29284.17                    36146.69                    20739.49
  1997/11/30      26081.09                    30151.39                    37819.92                    20834.89
  1997/12/31      26601.88                    30583.82                    38469.29                    21045.33
  1998/01/31      26821.24                    30943.37                    38894.76                    21314.71
  1998/02/28      27801.08                    32272.45                    41699.85                    21297.65
  1998/03/31      28754.41                    33307.94                    43835.29                    21370.07
  1998/04/30      28931.00                    33578.27                    44276.28                    21481.19
  1998/05/31      28872.13                    33359.54                    43515.17                    21685.26
  1998/06/30      29478.29                    34285.78                    45282.75                    21869.22
  1998/07/31      29404.30                    34095.79                    44800.49                    21915.63
  1998/08/31      26326.24                    31360.04                    38323.24                    22272.34
  1998/09/30      27703.21                    32859.07                    40778.22                    22793.77
  1998/10/31      28595.90                    34393.38                    44095.13                    22673.52
  1998/11/30      29577.86                    35722.04                    46767.73                    22801.93
  1998/12/31      30499.50                    36999.99                    49462.49                    22870.50
  1999/01/31      30843.18                    38034.11                    51531.01                    23033.85
  1999/02/28      30251.93                    37059.22                    49929.43                    22631.69
  1999/03/31      30940.54                    38031.11                    51927.10                    22757.25
  1999/04/30      32013.15                    38963.10                    53938.24                    22829.39
  1999/05/28      31237.57                    38274.00                    52664.76                    22633.00
IMATRL PRASUN   SHR__CHT 19990531 19990614 104029 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Class C on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $31,238 - a 212.38% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $52,665 - a 426.65% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $22,633 - a 126.33% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,274 - a 282.74% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGERS' OVERVIEW


MARKET RECAP

Bullish sentiment surrounding
domestic equity markets for much of
the six-month period that ended
May 31, 1999, was quelled by the
Federal Reserve Board's shift in bias
in mid-May toward raising interest
rates. Signs of continued strength
and emerging inflationary
pressures in the U.S. economy
fueled uncertainty, inducing stock
markets to give back some of their
gains, but not before the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - could lock in
a healthy return of 16.75% for the
period. The technology-laden
NASDAQ returned 26.93%, while
the Standard & Poor's 500 Index
produced a return of 12.61%. The
last two months of the period were
marked by the market's sudden
rotation to economically sensitive
cyclical and out-of-favor value
stocks. The movement away from
large-company growth stocks was
reflected in the rebound of the
small-cap universe, as portrayed by
the Russell 2000 Index, which
outpaced its larger-cap
counterparts in the S&P 500 by a
total of 8.51% for April and May.
Rising interest rates were not
well-received by the taxable-bond
market, as it struggled during the
period. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned -0.76%.
Bond bears were on the prowl
late in the period as a sharp rise in
consumer prices sparked the worst
Treasury sell-off in three years,
pushing bond prices down and
bringing yields up to the pre-crisis
levels of last summer.


(photographs of John Avery and Kevin Grant)

An interview with John Avery (left), Lead Portfolio Manager of
Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?

J.A. For the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 6.28%, 6.09%, 5.73% and 5.61%, respectively. The balanced funds average tracked by Lipper Inc. returned 6.33% over the same period. Given the fund's mix of equities and fixed-income securities, its returns typically fall somewhere between those of its two benchmark indexes - the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, which had six-month returns of 12.61% and -0.76%, respectively. For the 12 months ending May 31, 1999, the fund's Class A, Class T, Class B and Class C shares had respective returns of 9.27%, 9.01%, 8.31% and 8.19%, compared to the 8.71% return posted by the balanced funds average, and the 21.03% and 4.35% returns recorded by the S&P 500 and the Lehman Brothers index, respectively.

Q. OVERALL, WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

J.A. The fund's equity subportfolio benefited from its broad exposure to telecommunications stocks due to growing interest in the Internet and in voice and data solutions. A sizable overweighting in energy, specifically in oil-sensitive stocks, delivered strong returns amid the recovery in oil prices. The fund also was well-positioned in the industrial machinery sector, which benefited from a rotation toward cyclical stocks late in the period. On the other hand, the fund maintained its traditional underweighting in technology throughout a volatile period, which detracted from performance despite its strong-performing holdings there. In addition, weakness in finance holdings amid deteriorating interest-rate conditions detracted from relative performance.

Q. WHAT WERE SOME OF YOUR INVESTMENT STRATEGIES OVER THE SIX-MONTH
PERIOD?

J.A. I increased the equity weighting of the fund early in the period to capitalize on some strong investment opportunities. As the fund's equity stake approached 65% in May, amid growing volatility, I returned it to a more neutral equity stance in the neighborhood of 60%. I also made some sector shifts, reducing our holdings in financial stocks because of the uncertainty in the interest-rate picture, and paring down our weighting in health care, specifically pharmaceuticals, as earnings prospects slackened for some companies on concerns over patent expirations and the threat of government regulation. I broadened the fund's exposure to the strong growth of the Internet by investing in stocks such as AT&T, MCI WorldCom and IBM given the robustness of their underlying Internet-related businesses.

Q. HOW DID YOU POSITION THE FUND'S EQUITY SUBPORTFOLIO IN RESPONSE TO THE MARKET'S ROTATION TO CYCLICALS LATE IN THE PERIOD?

J.A. As a rule, the fund has limited exposure to cyclical companies, because many of them do not fit my long-term investment profile. I did, however, add to a few cyclical names during the rotation, but these were companies that I knew very well. Such companies included Praxair, an industrial gas giant; Textron, a global, multi-industrial company that generates the same earnings growth as General Electric, but sells at half the price-to-earnings multiple; Alcoa, one of the best-managed commodity metal companies in the world; and Exxon, a strong grower expected to benefit further from the cost efficiencies gained as a result of its merger with Mobil. As you can see, I will own only what I consider to be the highest-quality cyclical stocks with the best long-term prospects, and I will do so independent of market trends.

Q. WHICH STOCKS WERE POSITIVE CONTRIBUTORS? WHICH HURT PERFORMANCE?

J.A. Top holding MCI WorldCom soared as investors viewed the company as ideally positioned to capture the benefits of data delivery and the Internet. The market rewarded the stock of Williams Companies, an energy-service provider and communications concern that doubly benefited from the rebound in oil and the booming growth in telecommunications. Also, Motorola benefited from a strong product pipeline and a massive restructuring effort. Switching to detractors, Philip Morris had a poor six months, suffering from concerns about further litigation against it. Fannie Mae and Freddie Mac, historically strong stocks, were depressed in light of the deteriorating interest-rate environment and the negative psychology that pervaded the financial sector during the period.

Q. TURNING TO YOU, KEVIN, HOW DID THE BOND SUBPORTFOLIO FARE?

K.G. Much of the period through March was marked by the rebound in spread securities - mortgages, corporates and the like - from the depressed levels of last fall. Supported by rising interest rates over the period, spread products outperformed Treasuries by wide margins. Fueling the rally in mortgages was an overall slowdown in refinancing activity. The fund's bond subportfolio was well-positioned to take advantage of these favorable conditions, with its significant overweighting in corporates and mortgages, and underweighting in Treasuries relative to the Lehman index. Concern over a potential Federal Reserve Board rate hike late in the period halted the rally in the spread sectors, but our overweighting in this area was critical to the overall success of the subportolio over the six-month period.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm optimistic. I'm also cautious because I still have concerns about growth stocks in a rising interest-rate environment. I plan to maintain the fund's technology underweighting until after the Year 2000 changeover because some companies may choose to abandon purchasing and installing new technology until the second quarter of the new year. I still don't see much inflation anywhere on the horizon, and I'm waiting for a sign that tells me that cyclicals are beginning to slow. Until then, I'll keep talking to the companies and managing the portfolio from the bottom up, all while staying close to the 60/40 asset-allocation model.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: both income and growth
of capital by investing in a
diversified portfolio of equity
and fixed-income securities

START DATE: January 6, 1987

SIZE: as of May 31, 1999,
more than $3.2 billion

MANAGER: John Avery, since
1998, and Kevin Grant,
since 1996; John Avery
joined Fidelity in 1995;
Kevin Grant joined Fidelity in
1993
(checkmark)

JOHN AVERY ON GROWTH
VERSUS VALUE:

"There are some great potential
investment opportunities out
there on both sides of the growth
and value fence, but I'm not going
to be swept up in market
sentiment and make a huge bet on
value. There are so many
conflicting pieces of data out
there at all levels that it is
becoming increasingly difficult to
pick the rose without its thorns, if
you will. What I'm hoping is that
we're in a stock picker's market
now, as opposed to one that's
driven by style shifts. I prefer not
having to choose either growth or
value, or make asset-allocation or
industry bets for that matter.

"My investment philosophy is growth
at a reasonable price. I tend to favor
slightly `growthier' companies
over their value counterparts
simply because they have stronger
long-term fundamentals and
generally more robust business
models. You won't see many
high-flying technology stocks in
this fund, although you may see one
or two of them from time to time if
the price is right."

INVESTMENT CHANGES

TOP FIVE STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE STOCKS  6 MONTHS AGO

MCI WorldCom, Inc.              2.6                      1.8

Pitney Bowes, Inc.              2.0                      2.0

Exxon Corp.                     1.9                      0.8

Freddie Mac                     1.8                      1.9

SBC Communications, Inc.        1.4                      1.0

TOP FIVE BOND ISSUERS AS OF
MAY 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
ONE YEAR)                                               THESE ISSUERS  6 MONTHS AGO

Fannie Mae                      7.2                      7.9

U.S. Treasury Obligations       3.6                      2.1

Government National Mortgage    1.8                      1.7
Association

Comdisco, Inc.                  0.5                      0.4

Federal Home Loan Bank          0.4                      0.4

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

FINANCE                         15.5                     18.0

UTILITIES                       13.1                     10.3

ENERGY                          8.5                      5.8

TECHNOLOGY                      6.8                      7.7

INDUSTRIAL MACHINERY &          5.4                      5.0
EQUIPMENT



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *                AS OF NOVEMBER 30, 1998 **

Stocks 61.5%                        Stocks 60.9%

Bonds 30.5%                         Bonds 31.8%

Convertible  Securities 0.9%        Convertible  Securities 0.7%

Certificates of Deposit 0.0%        Certificates of Deposit 0.1%

Short-Term  Investments 7.1%        Short-Term  Investments 6.5%

*  FOREIGN  INVESTMENTS   4.8%      ** FOREIGN  INVESTMENTS 7.0%


Row: 1, Col: 1, Value: 61.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 30.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.4
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.1

Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 31.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.2
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.9
Row: 1, Col: 8, Value: 6.5

INVESTMENTS MAY 31, 1999
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 60.5%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.5%

AEROSPACE & DEFENSE - 1.2%

Textron, Inc.                     428,100                $ 38,128

DEFENSE ELECTRONICS - 0.7%

Raytheon Co. Class B              336,000                 22,869

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            327,500                 21,533

TOTAL AEROSPACE & DEFENSE                                 82,530

BASIC INDUSTRIES - 4.2%

CHEMICALS & PLASTICS - 3.5%

Air Products & Chemicals,         373,900                 15,330
Inc.

E.I. du Pont de Nemours and       145,000                 9,488
Co.

Eastman Chemical Co.              241,800                 12,241

Hoechst AG                        278,900                 12,421

IMC Global, Inc.                  366,627                 7,676

Lyondell Chemical Co.             428,900                 8,176

Praxair, Inc.                     717,100                 35,003

Union Carbide Corp.               290,000                 14,881

                                                          115,216

METALS & MINING - 0.7%

Alcoa, Inc.                       399,400                 21,967

TOTAL BASIC INDUSTRIES                                    137,183

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.3%

Masco Corp.                       324,500                 9,269

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.2%

Federal-Mogul Corp.               208,900                 9,636

Ford Motor Co.                    512,600                 29,250

                                                          38,886

CONSUMER DURABLES - 0.7%

Minnesota Mining &                270,700                 23,213
Manufacturing Co.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.5%

Leggett & Platt, Inc.             562,600                $ 14,839

TOTAL DURABLES                                            76,938

ENERGY - 7.9%

ENERGY SERVICES - 1.4%

Baker Hughes, Inc.                272,100                 8,469

Halliburton Co.                   315,600                 13,058

McDermott International, Inc.     281,100                 7,203

R&B Falcon Corp. unit (a)(f)      920                     948

Schlumberger Ltd.                 264,600                 15,926

                                                          45,604

OIL & GAS - 6.5%

Apache Corp.                      145,400                 5,234

Atlantic Richfield Co.            96,700                  8,093

BP Amoco PLC                      1,698,559               30,326

Chevron Corp.                     167,700                 15,544

Conoco, Inc. Class A              338,100                 9,171

Exxon Corp.                       780,000                 62,303

Mobil Corp.                       284,300                 28,785

Texaco, Inc.                      203,800                 13,349

Total SA Class B                  116,400                 14,157

USX-Marathon Group                758,300                 22,702

                                                          209,664

TOTAL ENERGY                                              255,268

FINANCE - 10.9%

BANKS - 4.2%

Bank of America Corp.             465,600                 30,119

Bank of New York Co., Inc.        885,300                 31,649

Bank One Corp.                    344,800                 19,503

Chase Manhattan Corp.             355,700                 25,788

U.S. Bancorp                      795,900                 25,867

Wells Fargo & Co.                 133,400                 5,336

                                                          138,262

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              253,600                 30,733

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Associates First Capital          543,938                $ 22,301
Corp. Class A

Citigroup, Inc.                   422,500                 27,991

Olympic Financial Ltd.            46                      0
warrants 3/15/07 (a)

                                                          81,025

FEDERAL SPONSORED CREDIT - 2.8%

Fannie Mae                        491,300                 33,408

Freddie Mac                       981,300                 57,222

                                                          90,630

INSURANCE - 1.4%

American International Group,     212,400                 24,280
Inc.

Hartford Financial Services       319,300                 20,196
Group, Inc.

                                                          44,476

TOTAL FINANCE                                             354,393

HEALTH - 4.8%

DRUGS & PHARMACEUTICALS - 4.1%

American Home Products Corp.      361,000                 20,803

Bristol-Myers Squibb Co.          368,380                 25,280

Lilly (Eli) & Co.                 324,400                 23,174

Merck & Co., Inc.                 415,500                 28,046

Schering-Plough Corp.             437,100                 19,697

Warner-Lambert Co.                251,800                 15,612

                                                          132,612

MEDICAL EQUIPMENT & SUPPLIES
- 0.7%

Johnson & Johnson                 157,900                 14,625

St. Jude Medical, Inc. (a)        258,900                 8,754

                                                          23,379

TOTAL HEALTH                                              155,991

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.9%

ELECTRICAL EQUIPMENT - 1.6%

Emerson Electric Co.              192,800                 12,315

General Electric Co.              400,400                 40,716

Loral Space & Communications      300                     5
Ltd. (a)

                                                          53,036

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

Case Corp.                        96,700                 $ 4,545

Caterpillar, Inc.                 367,700                 20,178

Ingersoll-Rand Co.                146,200                 9,311

Tyco International Ltd.           450,295                 39,345

                                                          73,379

POLLUTION CONTROL - 1.0%

Browning-Ferris Industries,       193,200                 8,018
Inc.

Waste Management, Inc.            483,000                 25,539

                                                          33,557

TOTAL INDUSTRIAL MACHINERY &                              159,972
EQUIPMENT

MEDIA & LEISURE - 2.4%

BROADCASTING - 1.5%

Benedek Communications Corp.      10,500                  21
warrants 7/1/07 (a)

CBS Corp. (a)                     350,700                 14,642

CS Wireless Systems, Inc.         109                     0
(a)(f)

NTL, Inc. warrants 12/31/08       2,137                   107
(a)

Teletrac Holdings, Inc.           380                     0
warrants 8/1/07 (a)

Time Warner, Inc.                 505,498                 34,405

UIH Australia/Pacific, Inc.       4,430                   4
warrants 5/15/06 (a)

                                                          49,179

ENTERTAINMENT - 0.3%

Disney (Walt) Co.                 273,600                 7,969

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.       250,300                 12,984

RESTAURANTS - 0.2%

McDonald's Corp.                  156,300                 6,018

TOTAL MEDIA & LEISURE                                     76,150

NONDURABLES - 2.3%

FOODS - 0.7%

Heinz (H.J.) Co.                  244,400                 11,808

Nabisco Holdings Corp. Class A    245,400                 10,276

                                                          22,084

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 0.7%

Procter & Gamble Co.              126,300                $ 11,793

Unilever NV                       194,200                 12,684

                                                          24,477

TOBACCO - 0.9%

Philip Morris Companies, Inc.     737,320                 28,433

TOTAL NONDURABLES                                         74,994

RETAIL & WHOLESALE - 1.5%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(h)         70                      1

TJX Companies, Inc.               209,609                 6,288

                                                          6,289

DRUG STORES - 0.3%

CVS Corp.                         221,200                 10,175

GENERAL MERCHANDISE STORES -
0.7%

Dayton Hudson Corp.               180,100                 11,346

Wal-Mart Stores, Inc.             289,200                 12,327

                                                          23,673

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Toys R Us, Inc. (a)               345,200                 7,961

TOTAL RETAIL & WHOLESALE                                  48,098

TECHNOLOGY - 6.0%

COMPUTER SERVICES & SOFTWARE
- 2.0%

International Business            369,400                 42,966
Machines Corp.

Microsoft Corp. (a)               236,300                 19,066

Rhythms NetConnections, Inc.      5,590                   814
warrants 5/15/08 (a)(f)

Unisys Corp. (a)                  100,763                 3,823

                                                          66,669

COMPUTERS & OFFICE EQUIPMENT
- 2.8%

Hewlett-Packard Co.               193,300                 18,231

Pitney Bowes, Inc.                1,007,100               64,203

Xerox Corp.                       156,700                 8,805

                                                          91,239

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - 1.2%

Insilco Corp. warrants            600                    $ 0
8/15/07 (a)

Motorola, Inc.                    279,600                 23,154

Texas Instruments, Inc.           136,200                 14,897

                                                          38,051

TOTAL TECHNOLOGY                                          195,959

TRANSPORTATION - 0.7%

RAILROADS - 0.7%

Burlington Northern Santa Fe      387,900                 12,025
Corp.

Union Pacific Corp.               194,800                 11,116

                                                          23,141

UTILITIES - 9.7%

CELLULAR - 0.8%

AirTouch Communications, Inc.     58,900                  5,919
(a)

ALLTEL Corp.                      270,900                 19,420

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        6,760                   41
 .47) (a)

warrants 1/15/07 (CV ratio        1,445                   12
 .6) (a)

McCaw International Ltd.          6,190                   15
warrants 4/15/07 (a)(f)

Microcell Telecommunications,     43,047                  292
Inc. Class B (a)

Orbital Imaging Corp.             120                     4
warrants 3/1/05 (a)(f)

                                                          25,703

ELECTRIC UTILITY - 1.1%

CMS Energy Corp.                  290,500                 13,508

Entergy Corp.                     216,700                 7,029

PG&E Corp.                        390,800                 13,190

                                                          33,727

GAS - 1.0%

Williams Companies, Inc.          641,900                 33,258

TELEPHONE SERVICES - 6.8%

AT&T Corp.                        672,132                 37,303

BellSouth Corp.                   254,900                 12,028

Cincinnati Bell, Inc.             703,800                 17,023

Covad Communications Group,       1,340                   1,469
Inc. warrants 3/15/08 (a)(f)

DTI Holdings, Inc. warrants       1,500                   0
3/1/08 (a)(f)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

KMC Telecom Holdings, Inc.        610                    $ 2
warrants 4/15/08 (a)(f)

MCI WorldCom, Inc. (a)            979,913                 84,640

Pathnet, Inc. warrants            820                     8
4/15/08 (a)(f)

SBC Communications, Inc.          889,600                 45,481

Sprint Corp. (FON Group)          200,700                 22,629

                                                          220,583

TOTAL UTILITIES                                           313,271

TOTAL COMMON STOCKS                                       1,963,157
(Cost $1,425,992)

PREFERRED STOCKS - 1.7%



CONVERTIBLE PREFERRED STOCKS
- 0.7%

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Monsanto Co. $1.625 ACES          92,100                  3,822

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     59,900                  988
Securities Trust II
(Republic Industries, Inc.)
$1.55 ACES

ENERGY - 0.1%

OIL & GAS - 0.1%

Apache Corp. $2.015 ACES          42,000                  1,454

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      70,900                  3,350
Ltd. Series C, $3.00 (f)

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

MediaOne Group, Inc.              114,500                 9,589
(AirTouch Communucations,
Inc.) $3.63 PIES

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     70,900                 $ 3,013
$3.375 QUIPS (f)

TOTAL MEDIA & LEISURE                                     12,602

TOTAL CONVERTIBLE PREFERRED                               22,216
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care            1,931                   1,862
Capital Trust II 7.875%

INSURANCE - 0.0%

American Annuity Group            1,000                   1,033
Capital Trust II 8.875%

TOTAL FINANCE                                             2,895

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Adelphia Communications Corp.     5,170                   587
$13.00

Citadel Broadcasting Co.          6,525                   786
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               40,713                  4,702

Series H, 11.75% pay-in-kind      9,032                   1,039

Granite Broadcasting Corp.        947                     947
12.75% pay-in-kind

                                                          8,061

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             7,700                   732

TOTAL MEDIA & LEISURE                                     8,793

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          803                     795
13.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 0.6%

CELLULAR - 0.2%

Nextel Communications, Inc.:

11.125% pay-in-kind               3,939                  $ 3,880

Series D, 13% pay-in-kind         3,332                   3,532

                                                          7,412

TELEPHONE SERVICES - 0.4%

e.spire Communications, Inc.:

$127.50 pay-in-kind               1,069                   492

14.75% pay-in-kind                323                     162

ICG Holdings, Inc.:

14% pay-in-kind                   2                       2

14.25% pay-in-kind                1,950                   1,931

Intermedia Communications,        2,740                   2,850
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          1,102                   1,058
12.5% pay-in-kind

NEXTLINK Communications, Inc.     99,603                  5,105
14% pay-in-kind

WinStar Communications, Inc.      608                     508
14.25%

                                                          12,108

TOTAL UTILITIES                                           19,520

TOTAL NONCONVERTIBLE                                      32,003
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                    54,219
(Cost $55,496)



CORPORATE BONDS - 14.5%

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.2%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

WMX Technologies, Inc. 2%         Baa3      $ 3,511                             3,779
1/24/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Amazon.com, Inc. 4.75% 2/1/09     Caa3      $ 2,005                            $ 1,887
(f)

TOTAL CONVERTIBLE BONDS                                                         5,666

NONCONVERTIBLE BONDS - 14.3%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.2%

Raytheon Co. 6.45% 8/15/02        Baa1       8,000                              8,019

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.2%

Huntsman Corp.: 9.5% 7/1/07       B2         3,130                              3,001
(f)

Koppers Industries, Inc.          B2         740                                744
9.875% 12/1/07

Lyondell Chemical Co.:

9.625% 5/1/07 (f)                 Ba3        1,090                              1,106

9.875% 5/1/07 (f)                 Ba3        1,370                              1,373

10.875% 5/1/09 (f)                B2         660                                670

PCI Chemicals Canada, Inc.        B2         60                                 50
9.25% 10/15/07

Pioneer Americas Acquisition      B2         190                                162
Corp. 9.25% 6/15/07

                                                                                7,106

IRON & STEEL - 0.0%

GS Technologies Operating,        B2         540                                486
Inc. 12.25% 10/1/05

METALS & MINING - 0.0%

Doe Run Resources Corp.           B3         130                                111
11.3541% 3/15/03 (g)

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1         150                                152

12.75% 2/1/03                     B3         240                                244

Metals USA, Inc. 8.625%           B2         870                                818
2/15/08

                                                                                1,325

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1      $ 1,110                            $ 1,041
9.375% 6/15/07

Packaging Corp. of America        B3         1,060                              1,076
9.625% 4/1/09 (f)

                                                                                2,117

PAPER & FOREST PRODUCTS - 0.2%

APP Finance II Mauritius Ltd.     B3         2,265                              1,359
12% 3/15/04

Container Corp. of America        B2         110                                114
gtd. 9.75% 4/1/03

Fort James Corp. 6.625%           Baa2       390                                389
9/15/04

Indah Kiat Finance Mauritius      Caa1       380                                239
Ltd. 10% 7/1/07

Millar Western Forest             B3         1,160                              1,090
Products Ltd. 9.875% 5/15/08

Pindo Deli Finance Mauritius      Caa1       330                                205
Ltd. 10.25% 10/1/02

Stone Container Corp.:

10.75% 10/1/02                    B1         650                                676

12.58% 8/1/16 (g)                 B2         111                                123

Tjiwi Kimia Finance Mauritius     Caa1       610                                384
Ltd. 10% 8/1/04

                                                                                4,579

TOTAL BASIC INDUSTRIES                                                          15,613

CONSTRUCTION & REAL ESTATE -
0.4%

CONSTRUCTION - 0.0%

Delaware Webb Corp. 10.25%        B2         570                                570
2/15/10

Great Lakes Dredge & Dock         B3         730                                759
Corp. 11.25% 8/15/08

                                                                                1,329

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         2,870                              2,748
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

CenterPoint Properties Trust      Baa2       1,190                              1,138
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       4,000                              3,899

6.625% 2/15/05                    Baa1       1,250                              1,210

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Equity Office Properties
Trust: - continued

6.75% 2/15/08                     Baa1      $ 2,310                            $ 2,213

ProLogis Trust 6.7% 4/15/04       Baa1       625                                609

                                                                                9,069

TOTAL CONSTRUCTION & REAL                                                       13,146
ESTATE

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Blue Bird Body Co. 10.75%         B2         490                                510
11/15/06

Federal-Mogul Corp. 7.5%          Ba2        620                                593
1/15/09 (f)

                                                                                1,103

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         620                                543
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         290                                293
6/15/07

TEXTILES & APPAREL - 0.1%

Synthetic Industries, Inc.        B2         990                                1,015
9.25% 2/15/07

Worldtex, Inc. 9.625% 12/15/07    B1         575                                500

                                                                                1,515

TOTAL DURABLES                                                                  3,454

ENERGY - 0.5%

COAL - 0.1%

P&L Coal Holdings Corp.:

8.875% 5/15/08                    Ba3        250                                251

9.625% 5/15/08                    B2         1,960                              1,955

                                                                                2,206

ENERGY SERVICES - 0.0%

Baker Hughes, Inc. 6.875%         A2         635                                607
1/15/29 (f)

Ocean Rig Norway AS 10.25%        B3         580                                464
6/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

R&B Falcon Corp.:

9.5% 12/15/08 (f)                 Ba3       $ 670                              $ 596

12.25% 3/15/06 (f)                Ba3        350                                354

                                                                                2,021

OIL & GAS - 0.4%

Anadarko Petroleum Corp. 7.2%     Baa1       2,750                              2,647
3/15/29

Apache Corp. 7.7% 3/15/26         Baa1       600                                618

Apache Finance Property Ltd.      Baa1       1,000                              968
6.5% 12/15/07

Belden & Blake Corp. 9.875%       Caa1       270                                207
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         140                                119

8.5% 3/15/12                      B3         120                                94

9.125% 4/15/06                    B3         120                                101

9.625% 5/1/05                     B3         840                                743

Conoco, Inc.:

5.9% 4/15/04                      A3         950                                929

6.95% 4/15/29                     A3         1,575                              1,509

Flores & Rucks, Inc. 9.75%        B1         850                                882
10/1/06

Great Lakes Carbon Corp.          B3         2,010                              2,040
10.25% 5/15/08 pay-in-kind

Gulf Canada Resources Ltd.:

8.35% 8/1/06                      Ba1        50                                 49

8.375% 11/15/05                   Ba1        250                                251

HS Resources, Inc. 9.25%          B2         50                                 50
11/15/06

Occidental Petroleum Corp.        Baa3       1,000                              1,002
6.39% 11/9/00

Ocean Energy, Inc.:

8.375% 7/1/08                     B1         480                                475

8.875% 7/15/07                    B1         110                                111

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         630                                649

Series D, 10.25% 3/15/06          B2         230                                237

Seven Seas Petroleum, Inc.        Caa1       300                                156
12.5% 5/15/05

                                                                                13,837

TOTAL ENERGY                                                                    18,064

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 4.5%

BANKS - 2.4%

ABN-Amro Bank NV, Chicago         A1        $ 5,000                            $ 5,033
6.625% 10/31/01

Bank of New York                  A1         5,000                              4,965
Institutional Capital Trust
A 7.78% 12/1/26 (f)

BankAmerica Corp. 10% 2/1/03      Aa3        350                                390

BanPonce Financial Corp.:

6.69% 9/21/00                     A3         2,250                              2,266

6.75% 8/9/01                      A3         3,850                              3,858

6.88% 6/16/00                     A3         2,500                              2,522

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         4,500                              4,490

5.95% 7/15/01                     A1         5,500                              5,461

Capital One Bank:

6.375% 2/15/03                    Baa3       2,700                              2,640

6.42% 11/12/99                    Baa3       5,000                              5,016

Capital One Financial Corp.       Ba1        2,550                              2,419
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         9,045                              9,531
8.15% 11/15/02

First Chicago NBD                 A1         6,000                              5,907
Institutional Capital B
7.75% 12/1/26 (f)

First Tennessee National          Baa1       720                                717
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki (NY        A3         710                                772
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       1,825                              1,735

7.125% 9/17/01                    Baa3       545                                538

MBNA Corp.:

6.34% 6/2/03                      Baa2       850                                837

6.875% 11/15/02                   Baa2       3,700                              3,703

NB Capital Trust IV 8.25%         Aa2        3,315                              3,469
4/15/27

Provident Bank 6.125% 12/15/00    A3         3,420                              3,408

Summit Bancorp 8.625% 12/10/02    BBB+       1,250                              1,332

Union Planters Corp. 6.75%        Baa2       400                                393
11/1/05

Wachovia Corp. 6.605% 10/1/25     A1         7,550                              7,443

                                                                                78,845

CREDIT & OTHER FINANCE - 2.0%

Ahmanson Capital Trust I          A3         1,700                              1,732
8.36% 12/1/26 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 900                              $ 734

10% 3/15/04                       Caa3       203                                168

Associates Corp. of North         Aa3        2,450                              2,417
America 6% 4/15/03

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       6,560                              6,500

7.5% 11/15/00                     Baa3       4,940                              4,992

BankBoston Capital Trust II       A2         8,000                              7,791
7.75% 12/15/26

Citigroup, Inc. 5.8% 3/15/04      Aa2        5,000                              4,852

ContiFinancial Corp. 8.125%       Caa1       210                                189
4/1/08

Delta Financial Corp. 9.5%        B3         160                                134
8/1/04

ERP Operating LP 6.55%            A3         850                                848
11/15/01

First Security Capital I          A3         1,280                              1,333
8.41% 12/15/26

First Union Institutional         BBB+       1,300                              1,337
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         600                                602
12/11/26

Ford Motor Credit Co. 6.5%        A1         3,000                              3,019
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        4,500                              4,369

Imperial Credit Capital Trust     B2         510                                413
I 10.25% 6/14/02

Imperial Credit Industries        B3         1,500                              1,215
9.875% 1/15/07

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        140                                108

7.6% 8/1/07                       Ba1        490                                382

7.875% 8/1/03                     Ba1        230                                182

Ono Finance PLC 13% 5/1/09        -          340                                340
unit (f)

PX Escrow Corp. 0% 2/1/06 (d)     B3         270                                162

RBF Finance Co.:

11% 3/15/06 (f)                   Ba3        470                                472

11.375% 3/15/09 (f)               Ba3        240                                242

Spieker Properties LP:

6.8% 5/1/04                       Baa2       810                                796

6.875% 2/1/05                     Baa2       11,225                             10,954

Sprint Capital Corp.:

5.875% 5/1/04                     Baa1       3,430                              3,326

6.875% 11/15/28                   Baa1       2,155                              2,006

6.9% 5/1/19                       Baa1       2,855                              2,697

Trizec Finance Ltd. yankee        Baa3       895                                973
10.875% 10/15/05

                                                                                65,285

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

INSURANCE - 0.0%

Willis Corroon Corp. 9%           Ba3       $ 690                              $ 666
2/1/09 (f)

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB      Baa3       1,700                              1,695
6.2% 4/2/01

TOTAL FINANCE                                                                   146,491

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,        Caa3       1,191                              774
Inc. 11.75% 7/1/00 (g)

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       700                                588
4/15/08

Harborside Healthcare Corp.       B3         585                                225
0% 8/1/08 (d)

Mariner Post-Acute Network,       B3         920                                322
Inc. 9.5% 11/1/07

Oxford Health Plans, Inc. 11%     Caa1       860                                890
5/15/05 (f)

Tenet Healthcare Corp.:

7.625% 6/1/08                     Ba1        160                                152

7.875% 1/15/03                    Ba1        860                                849

8% 1/15/05                        Ba1        760                                746

8.125% 12/1/08                    Ba3        1,610                              1,538

                                                                                5,310

TOTAL HEALTH                                                                    6,084

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.1%

Motors & Gears, Inc. 10.75%       B3         1,570                              1,578
11/15/06

Telex Communications, Inc.        B2         550                                424
10.5% 5/1/07

                                                                                2,002

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Applied Power, Inc. 8.75%         B1         360                                348
4/1/09

Morris Material Handling,         B2         1,090                              600
Inc. 9.5% 4/1/08

Thermadyne Holdings Corp. 0%      Caa1       1,080                              540
6/1/08 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Thermadyne Manufacturing LLC      B3        $ 940                              $ 881
9.875% 6/1/08

Tyco International Group SA       Baa1       4,000                              3,988
yankee 6.125% 6/15/01

                                                                                6,357

POLLUTION CONTROL - 0.0%

Envirosource, Inc. 9.75%          Caa3       700                                448
6/15/03

IT Group, Inc. (The) 11.25%       B3         290                                287
4/1/09 (f)

                                                                                735

TOTAL INDUSTRIAL MACHINERY &                                                    9,094
EQUIPMENT

MEDIA & LEISURE - 1.9%

BROADCASTING - 1.3%

ACME Television LLC/ACME          B3         360                                304
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09 (f)                 B1         1,220                              1,153

9.875% 3/1/05                     B1         2,235                              2,347

9.875% 3/1/07                     B1         720                                763

Ascent Entertainment Group,       B3         2,350                              1,692
Inc. 0% 12/15/04 (d)

Central European Media            Caa1       150                                128
Enterprises Ltd. 9.375%
8/15/04

Century Communications Corp.,     Ba3        980                                436
Series B, 0% 1/15/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)(f)                  B2         640                                395

8.625% 4/1/09 (f)                 B2         790                                772

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       1,640                              1,775

9% 9/1/08                         Baa3       2,510                              2,860

Diamond Cable Communications      B3         590                                463
PLC 0% 2/15/07 (d)

EchoStar DBS Corp. 9.375%         B2         1,720                              1,731
2/1/09 (f)

Golden Sky DBS, Inc. 0%           Caa1       420                                248
3/1/07 (d)(f)

International Cabletel, Inc.      B3         2,510                              2,184
0% 2/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   Caa3      $ 1,240                            $ 260

11.25% 7/15/05                    Caa3       820                                172

NTL, Inc.:

0% 4/1/08 (d)                     B3         3,580                              2,399

10% 2/15/07                       B3         1,410                              1,481

11.5% 10/1/08 (f)                 B3         610                                657

Olympus Communications            B1         1,690                              1,842
LP/Olympus Capital Corp.
10.625% 11/15/06

Renaissance Media Group           B3         400                                272
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Satelites Mexicanos SA de CV:

8.75% 6/30/04 (f)(g)              B1         1,556                              1,470

10.125% 11/1/04                   B3         1,730                              1,384

Spectrasite Holdings, Inc. 0%     -          220                                125
4/15/09 (d)(f)

TCI Communications Financing      A3         1,600                              1,824
III 9.65% 3/31/27

Telewest PLC 0% 10/1/07 (d)       B1         2,205                              1,924

Time Warner, Inc. 6.85%           Baa3       7,120                              7,137
1/15/26

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (d)           B2         3,750                              2,625

Series D 0% 5/15/06 (d)           B2         430                                301

United International              B3         1,760                              1,144
Holdings, Inc. 0% 2/15/08 (d)

                                                                                42,268

ENTERTAINMENT - 0.1%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         1,150                              1,098

9.5% 2/1/11                       B3         520                                494

Carmike Cinemas, Inc. 9.375%      B2         480                                469
2/1/09 (f)

Harrahs Operating Co., Inc.       Ba2        1,210                              1,168
7.875% 12/15/05

Premier Parks, Inc.:

0% 4/1/08 (d)                     B3         880                                601

9.25% 4/1/06                      B3         70                                 71

                                                                                3,901

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 0.0%

Marvel Enterprises, Inc. 12%      -         $ 760                              $ 783
6/15/09 (f)

LODGING & GAMING - 0.2%

Circus Circus Enterprises,        Ba2        590                                528
Inc. 7.625% 7/15/13

Horseshoe Gaming LLC:

8.625% 5/15/09 (f)                B2         970                                941

9.375% 6/15/07                    B2         190                                193

Host Marriott LP 8.375%           Ba2        190                                183
2/15/06 (f)

KSL Recreation Group, Inc.        B3         990                                1,000
10.25% 5/1/07

Prime Hospitality Corp.:

9.25% 1/15/06                     Ba2        140                                145

9.75% 4/1/07                      B1         230                                236

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         900                                864

9.75% 10/1/07                     B3         1,590                              1,463

Sun International Hotels          Ba3        560                                563
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                6,116

PUBLISHING - 0.2%

Big Flower Press Holdings,        B2         1,770                              1,717
Inc. 8.875% 7/1/07

News America, Inc. 6.625%         Baa3       615                                595
1/9/08

Time Warner Entertainment Co.     Baa2       2,750                              3,069
LP 8.375% 3/15/23

World Color Press, Inc. 7.75%     B1         570                                533
2/15/09

                                                                                5,914

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25%      B3         660                                677
5/15/07

CKE Restaurants, Inc. 9.125%      B1         690                                661
5/1/09 (f)

Darden Restaurants, Inc.          Baa1       205                                190
6.375% 2/1/06

NE Restaurant, Inc. 10.75%        B3         190                                176
7/15/08

                                                                                1,704

TOTAL MEDIA & LEISURE                                                           60,686

NONDURABLES - 0.7%

BEVERAGES - 0.2%

Seagram Co. Ltd. yankee           Baa3       450                                407
6.875% 9/1/23

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram JE & Sons, Inc.:

6.625% 12/15/05                   Baa3      $ 4,595                            $ 4,492

7.6% 12/15/28                     Baa3       1,000                              995

                                                                                5,894

FOODS - 0.1%

Aurora Foods, Inc. 8.75%          B1         170                                170
7/1/08

ConAgra, Inc. 7.125% 10/1/26      Baa1       3,600                              3,547

International Home Foods,         B2         180                                191
Inc. 10.375% 11/1/06

                                                                                3,908

HOUSEHOLD PRODUCTS - 0.0%

AKI Holding Corp. 0% 7/1/09       Caa1       180                                69
(d)

AKI, Inc. 10.5% 7/1/08            B2         510                                497

                                                                                566

TOBACCO - 0.4%

Philip Morris Companies, Inc.     A2         10,000                             10,127
6.95% 6/1/06

RJR Nabisco, Inc. 7.375%          Baa2       2,000                              1,979
5/15/03 (f)

                                                                                12,106

TOTAL NONDURABLES                                                               22,474

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625%        B3         160                                166
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      B1         1,400                              952

9% 7/15/07                        B3         760                                441

                                                                                1,559

DRUG STORES - 0.1%

Rite Aid Corp. 6% 12/15/05 (f)    Baa1       2,000                              1,871

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp. 6.4%          A3         425                                424
2/15/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2      $ 7,000                            $ 6,928

8.5% 6/15/03                      Baa2       3,000                              3,190

                                                                                10,542

GROCERY STORES - 0.1%

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         80                                 75

10.5% 12/1/04                     B3         500                                475

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07                   Caa1       450                                338

12% 3/1/06                        B3         230                                232

Kroger Co. 6% 7/1/00              Baa3       3,530                              3,525

                                                                                4,645

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Guitar Center, Inc. 11% 7/1/06    B1         530                                554

TM Group Holdings PLC 11%         B3         480                                485
5/15/08 (f)

                                                                                1,039

TOTAL RETAIL & WHOLESALE                                                        19,656

SERVICES - 0.3%

ADVERTISING - 0.1%

Clear Channel Communications,     Baa3       4,200                              3,990
Inc. 7.25% 10/15/27

LEASING & RENTAL - 0.1%

Anthony Crane Rentals             B3         420                                416
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

AP Holdings, Inc. 0% 3/15/08      Caa2       130                                72
(d)

Apcoa, Inc. 9.25% 3/15/08         Caa1       1,030                              937

Hollywood Entertainment Corp.     B3         838                                834
10.625% 8/15/04

Rent-A-Center, Inc. 11%           B2         680                                695
8/15/08

                                                                                2,954

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1       1,810                              1,855
12.75% 8/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

SERVICES - 0.0%

Medaphis Corp. 9.5% 2/15/05       Caa1      $ 1,110                            $ 788

SITEL Corp. 9.25% 3/15/06         B3         230                                202

                                                                                990

TOTAL SERVICES                                                                  9,789

TECHNOLOGY - 0.7%

COMMUNICATIONS EQUIPMENT - 0.0%

Jordan Telecommunication
Products, Inc.:

0% 8/1/07 (d)                     B3         550                                470

9.875% 8/1/07                     B3         290                                289

                                                                                759

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          -          260                                273
12.75% 12/15/07

DecisionOne Corp. 9.75%           B3         620                                16
8/1/07 (c)

DecisionOne Holdings Corp. 0%     Caa1       740                                2
8/1/08 unit (c)(d)

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    -          1,125                              585

12.75% 4/15/09 (f)                -          500                                470

                                                                                1,346

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Comdisco, Inc.:

5.75% 2/15/01                     Baa1       6,000                              5,943

5.95% 4/30/02                     Baa1       2,500                              2,460

6.1% 6/5/01                       Baa1       3,000                              2,986

6.375% 11/30/01                   Baa1       4,500                              4,498

                                                                                15,887

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         1,620                              1,620
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Communications Instruments,       B3         400                                368
Inc. 10% 9/15/04

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         160                                159

10.375% 10/1/07 (f)               B3         720                                722

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Hadco Corp. 9.5% 6/15/08          B2        $ 870                              $ 844

Insilco Corp. 12% 8/15/07         B3         600                                597

Micron Technology, Inc. 6.5%      B3         1,000                              783
9/30/05 (h)

                                                                                3,473

TOTAL TECHNOLOGY                                                                23,085

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 8.77% 1/2/11      Ba3        790                                787

Delta Air Lines, Inc.             Baa1       690                                721
equipment trust certificate
8.54% 1/2/07

Kitty Hawk, Inc. 9.95%            B1         1,960                              1,921
11/15/04

                                                                                3,429

RAILROADS - 0.5%

Burlington Northern Santa Fe
Corp.:

6.875% 12/1/27                    Baa2       5,000                              4,727

7.29% 6/1/36                      Baa2       4,360                              4,452

Norfolk Southern Corp. 7.05%      Baa1       5,800                              5,914
5/1/37

                                                                                15,093

SHIPPING - 0.0%

Holt Group, Inc. 9.75%            Caa1       1,370                              891
1/15/06 (f)

TOTAL TRANSPORTATION                                                            19,413

UTILITIES - 2.8%

CELLULAR - 1.0%

Cable & Wireless                  Baa1       7,370                              7,269
Communications PLC  6.375%
3/6/03

Cellnet Data Systems, Inc. 0%     -          2,530                              1,050
10/1/07 (d)

Dial Call Communications,         B2         350                                357
Inc. 10.25% 12/15/05

McCaw International Ltd. 0%       Caa1       5,710                              3,569
4/15/07 (d)

Millicom International            Caa1       9,490                              7,070
Cellular SA 0% 6/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B2        $ 630                              $ 441

0% 2/15/08 (d)                    B2         3,780                              2,504

9.75% 8/15/04                     B2         530                                541

Nextel International, Inc. 0%     Caa1       2,350                              1,246
4/15/08 (d)

Orbital Imaging Corp.:

11.625% 3/1/05                    -          300                                276

11.625% 3/1/05 (f)                -          250                                228

Orion Network Systems, Inc.       B1         3,650                              1,825
0% 1/15/07 (d)

PageMart Nationwide, Inc. 0%      B3         1,130                              915
2/1/05 (d)

PageMart Wireless, Inc. 0%        Caa2       2,390                              717
2/1/08 (d)

Rogers Communications, Inc.       B2         2,110                              2,173
8.875% 7/15/07

Telesystem International
Wireless, Inc.:

0% 6/30/07 (d)                    Caa1       1,410                              804

0% 11/1/07 (d)                    Caa1       1,290                              645

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       1,795                              1,032

11.5% 12/1/07                     Caa1       200                                198

                                                                                32,860

ELECTRIC UTILITY - 0.5%

Avon Energy Partners Holdings     Baa2       3,500                              3,384
6.46% 3/4/08 (f)

DR Investments UK PLC yankee      A2         5,000                              5,055
7.1% 5/15/02 (f)

Israel Electric Corp. Ltd.        A3         7,040                              6,370
7.75% 12/15/27 (f)

Texas Utilities Co. 6.375%        Baa3       2,780                              2,698
1/1/08

                                                                                17,507

GAS - 0.3%

CMS Panhandle Holding Co.:

6.125% 3/15/04 (f)                Baa3       1,550                              1,519

7% 7/15/29 (f)                    Baa3       1,150                              1,095

Columbia Gas System, Inc.         A3         6,000                              6,025
6.61% 11/28/02

                                                                                8,639

TELEPHONE SERVICES - 1.0%

Alestra S. de R.L. de CV          B2         400                                378
12.625% 5/15/09 (f)

Call-Net Enterprises, Inc.        B2         790                                752
9.375% 5/15/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3        $ 980                              $ 529

12.5% 2/15/09                     B3         570                                546

DTI Holdings, Inc. 0% 3/1/08      -          300                                119
(d)

GCI, Inc. 9.75% 8/1/07            B2         290                                289

GST Network Funding, Inc. 0%      -          1,360                              772
5/1/08 (d)(f)

GST Telecommunications, Inc.      -          1,060                              1,113
12.75% 11/15/07

Hermes Europe Railtel BV          B3         560                                571
10.375% 1/15/09

ICG Holdings, Inc. 0% 9/15/05     -          880                                766
(d)

ICG Services, Inc.:

0% 2/15/08 (d)                    -          2,820                              1,636

0% 5/1/08 (d)                     -          190                                107

Intermedia Communications,        B3         1,080                              624
Inc.  0% 3/1/09 (d)(f)

IXC Communications, Inc. 9%       B3         1,830                              1,766
4/15/08

KMC Telecom Holdings, Inc.:

0% 2/15/08 (d)                    Caa2       1,060                              564

13.5% 5/15/09 (f)                 Caa2       510                                510

Logix Communications              -          930                                846
Enterprises, Inc.  12.25%
6/15/08

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       4,000                              3,919

8.875% 1/15/06                    Baa2       5,667                              6,049

Metromedia Fiber Network,         B2         850                                880
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 6/1/09 (d)                     B3         1,030                              569

10.75% 6/1/09                     B3         560                                561

Pathnet, Inc. 12.25% 4/15/08      -          820                                459

Telecomunicaciones de P R,        Baa2       1,985                              1,938
Inc.  6.65% 5/15/06 (f)

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       660                                538

0% 10/15/05 (d)                   Caa1       2,070                              2,712

0% 3/15/08 (d)                    CCC        1,275                              1,052

10% 3/15/08                       CCC        1,140                              946

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

15% 3/1/07                        CCC       $ 170                              $ 180

Winstar Equipment Corp. 12.5%     B3         60                                 60
3/15/04

                                                                                31,751

TOTAL UTILITIES                                                                 90,757

TOTAL NONCONVERTIBLE BONDS                                                      465,825

TOTAL CORPORATE BONDS                                                           471,491
(Cost $486,092)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 4.6%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.0%

Fannie Mae 5.125% 2/13/04         Aaa        4,400                              4,238

Farm Credit Systems Financial     Aaa        3,400                              3,811
Assistance Corp. 9.375%
7/21/03

Federal Agricultural Mortgage     Aaa        1,720                              1,777
Corp. 7.01% 2/10/04

Federal Home Loan Bank:

7.36% 7/1/04                      Aaa        1,590                              1,672

7.38% 8/5/04                      Aaa        3,790                              3,991

7.56% 9/1/04                      Aaa        5,530                              5,864

7.7% 9/20/04                      Aaa        1,170                              1,249

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        1,113                              1,166

Class 2-E 9.4% 5/15/02            Aaa        1,063                              1,110

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        312                                305

Series 1993 D, 5.23% 5/15/05      Aaa        551                                538

Series 1994 A, 7.12% 4/15/06      Aaa        566                                581

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Trade Trust            Aaa       $ 467                              $ 489
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 B, 7.5% 1/26/06

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%            Aaa        1,520                              1,530
8/15/04 (callable)

Series 1996-A1, 6.726%            -          5,000                              5,069
9/15/10 (callable)

TOTAL U.S. GOVERNMENT AGENCY                                                    33,390
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bonds:

5.25% 11/15/28                    Aaa        2,215                              2,005

7.625% 2/15/25                    Aaa        7,000                              8,398

8.75% 5/15/17                     Aaa        10,700                             13,733

8.875% 8/15/17                    Aaa        5,030                              6,532

9.875% 11/15/15                   Aaa        16,585                             23,007

14% 11/15/11                      Aaa        2,695                              3,980

U.S. Treasury Notes:

5.5% 5/15/09                      Aaa        500                                495

6.5% 5/31/02                      Aaa        1,800                              1,844

7% 7/15/06                        Aaa        51,540                             55,043

TOTAL U.S. TREASURY                                                             115,037
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       148,427
GOVERNMENT AGENCY OBLIGATIONS
(Cost $152,973)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.0%



FANNIE MAE - 7.1%

5.5% 2/1/11 to 4/1/11             Aaa        14,486                             13,880

6% 6/1/11 to 1/1/29               Aaa        53,906                             51,844

6.5% 2/1/24 to 12/1/28            Aaa        140,194                            137,033

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

6.5% 6/1/29                       Aaa       $ 20,000                           $ 19,550

7% 12/1/23 to 1/1/29              Aaa        7,565                              7,570

TOTAL FANNIE MAE                                                                229,877

FREDDIE MAC - 0.1%

7% 4/1/01 to 1/21/02              Aaa        1,213                              1,223

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.8%

6.5% 5/15/28 to 5/15/29           Aaa        15,001                             14,631

7% 12/15/25 to 7/15/28            Aaa        2,316                              2,316

7.5% 2/15/23 to 8/15/28           Aaa        33,259                             34,028

8% 11/15/21 to 12/15/26           Aaa        8,185                              8,515

TOTAL GOVERNMENT NATIONAL                                                       59,490
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    290,590
- MORTGAGE SECURITIES
(Cost $294,897)

ASSET-BACKED SECURITIES - 1.1%



Airplanes Pass Through Trust      Ba2        1,040                              988
10.875% 3/15/19

American Express Credit           A1         1,600                              1,579
Account Master Trust 6.1%
12/15/06

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        1,960                              1,971

6.76% 9/15/02                     A3         490                                493

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        1,877                              1,878

5.91% 12/15/04                    Aaa        1,117                              1,119

6.6% 12/15/02                     Aaa        588                                592

Discover Card Master Trust I      A2         2,000                              1,971
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       1,970                              1,943

6.4% 5/15/02                      A1         2,710                              2,701

6.4% 12/15/02                     Baa3       1,090                              1,073

Green Tree Financial Corp.        Aaa        105                                105
6.1% 4/15/27

Key Auto Finance Trust:

6.3% 10/15/03                     A2         1,955                              1,955

6.65% 10/15/03                    Baa3       573                                576

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MBNA Master Credit Card Trust     Aaa       $ 9,000                            $ 9,124
II 6.55% 1/15/07

Premier Auto Trust 5.59%          Aaa        5,000                              4,923
2/9/04

Sears Credit Account Master       Aaa        3,140                              3,148
Trust II 6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                                   36,139
(Cost $36,201)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Berkeley Federal Bank & Trust     -          1,836                              1,283
FSB Series 1994 Class 1-B
7.6128% 8/1/24 (f)(g)

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       3,070                              2,792
1/17/35

Series 1998 FLI Class E,          Baa2       5,360                              5,249
5.7513% 1/10/13 (f)(g)

5.4013% 12/10/00 (f)(g)           A2         2,400                              2,373

DLJ Mortgage Acceptance Corp.     -          700                                679
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.0984% 4/13/39 (g)      -          700                                580

Class E, 8.0984% 4/1/39 (g)       -          650                                474

General Motors Acceptance         Ba3        500                                390
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.      Baa3       2,600                              2,326
II Series 1998-GLII Class E,
7.1905% 4/13/31 (f)(g)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E,         -          730                                708
8.2731% 5/25/21 (f)(g)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       2,451                              2,294

Class E, 7.35% 12/15/12           Baa3       850                                726

Penn Mutual Life Insurance        -          1,250                              801
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (f)

Resolution Trust Corp. Series     Ba3        231                                187
1991 M2 Class A3, 7.2498%
9/25/20 (g)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        629                                626
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          500                                300
10/25/24 (f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Structured Asset Securities
Corp.: - continued

Series 1995-C1 Class E,           BB        $ 1,000                            $ 931
7.375% 9/25/24 (f)

Thirteen Affiliates of            Aaa        4,500                              4,418
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (f)

Wells Fargo Capital Markets       Aaa        1,727                              1,723
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                      28,860
SECURITIES
(Cost $29,274)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.5% (I)



Korean Republic:

8.75% 4/15/03                     Baa3       1,890                              1,981

8.875% 4/15/08                    Baa3       4,190                              4,433

Malaysian Government yankee       Baa3       1,555                              1,556
8.75% 6/1/09

Quebec Province yankee 6.86%      A2         8,000                              8,220
4/15/26 (e)

TOTAL FOREIGN GOVERNMENT AND                                                    16,190
GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,687)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        4,000                              3,988
Bank yankee 6.29% 7/16/27
(Cost $3,975)


CASH EQUIVALENTS - 7.1%

                               SHARES

Taxable Central Cash Fund (b)   229,691,455                229,691
(Cost $229,691)

TOTAL INVESTMENT IN                                        $ 3,242,752
SECURITIES - 100%
(Cost $2,730,278)

SECURITY TYPE ABBREVIATIONS

ACES  - AUTOMATIC COMMON
        EXCHANGE SECURITIES
PIES  - PREMIUM INCOME
        EQUITY SECURITIES
QUIPS - QUARTERLY INCOME
        PREFERRED SECURITIES

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $95,447,000 or 3.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additonal information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Micron Technology, Inc. 6.5%  3/3/99            $ 774
9/30/05

Mothers Work, Inc.            6/18/98           $ 1

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        18.5%      AAA, AA, A    17.7%

Baa               6.5%       BBB           6.8%

Ba                0.7%       BB            0.8%

B                 3.1%       B             3.4%

Caa               1.0%       CCC           0.5%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $2,732,991,000. Net unrealized appreciation aggregated $509,761,000, of which $580,703,000 related to appreciated investment securities and $70,942,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                      AMOUNTS IN THOUSANDS (EXCEPT
                      PER-SHARE AMOUNTS) MAY 31,
                      1999

ASSETS

Investment in securities, at             $ 3,242,752
value (cost $2,730,278) -
See accompanying schedule

Cash                                      12

Receivable for investments                973
sold

Receivable for fund shares                4,198
sold

Dividends receivable                      5,038

Interest receivable                       13,667

Other receivables                         355

 TOTAL ASSETS                             3,266,995

LIABILITIES

Payable for investments        $ 30,619
purchased

Payable for fund shares         5,375
redeemed

Accrued management fee          1,187

Distribution fees payable       1,391

Other payables and accrued      635
expenses

 TOTAL LIABILITIES                        39,207

NET ASSETS                               $ 3,227,788

Net Assets consist of:

Paid in capital                          $ 2,559,180

Undistributed net investment              14,488
income

Accumulated undistributed net             141,658
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               512,462
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 3,227,788

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                     AMOUNTS IN THOUSANDS (EXCEPT
                     PER-SHARE AMOUNTS) MAY 31,
                     1999

CALCULATION OF MAXIMUM             $19.01
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($38,889
(divided by) 2,046 shares)

Maximum offering price per         $20.17
share (100/94.25 of $19.01)

CLASS T: NET ASSET VALUE and       $19.05
redemption price per share
($2,979,430 (divided by)
156,438 shares)

Maximum offering price per         $19.74
share (100/96.50 of $19.05)

CLASS B: NET ASSET VALUE and       $18.92
offering price per share
($99,474 (divided by) 5,257
shares) A

CLASS C: NET ASSET VALUE and       $18.93
offering price per share
($39,090 (divided by) 2,065
shares) A

INSTITUTIONAL CLASS: NET           $19.14
ASSET VALUE, offering price
and redemption price   per
share ($70,905 (divided by)
3,705 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                 AMOUNTS IN THOUSANDS  SIX
                                 MONTHS ENDED MAY 31, 1999

INVESTMENT INCOME                          $ 18,272
Dividends

Interest                                    40,034

 TOTAL INCOME                               58,306

EXPENSES

Management fee                   $ 6,979

Transfer agent fees               2,681

Distribution fees                 8,103

Accounting fees and expenses      446

Non-interested trustees'          10
compensation

Custodian fees and expenses       46

Registration fees                 124

Audit                             21

Legal                             6

Interest                          1

Miscellaneous                     10

 Total expenses before            18,427
reductions

 Expense reductions               (193)     18,234

NET INVESTMENT INCOME                       40,072

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            144,101

 Foreign currency transactions    18        144,119

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            4,122

 Assets and liabilities in        (26)      4,096
foreign currencies

NET GAIN (LOSS)                             148,215

NET INCREASE (DECREASE) IN                 $ 188,287
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  ONE MONTH ENDED NOVEMBER 30,  YEAR ENDED OCTOBER 31,
                                                              1998                          1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 40,072                       $ 7,198                       $ 83,171
income

 Net realized gain (loss)       144,119                        7,162                         324,897

 Change in net unrealized       4,096                          90,492                        (33,461)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     188,287                        104,852                       374,607
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (39,341)                       -                             (86,685)
From net investment income

 From net realized gain         (283,306)                      -                             (198,222)

 TOTAL DISTRIBUTIONS            (322,647)                      -                             (284,907)

Share transactions -  net       210,427                        (4,387)                       (2,113)
increase (decrease)

  TOTAL INCREASE (DECREASE)     76,067                         100,465                       87,587
 IN NET ASSETS

NET ASSETS

 Beginning of period            3,151,721                      3,051,256                     2,963,669

 End of period (including      $ 3,227,788                    $ 3,151,721                   $ 3,051,256
undistributed net investment
income of $14,488,  $13,757
and $6,423, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                                 1999                      1998 H                   1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 19.91                   $ 19.25                  $ 18.75   $ 16.04   $ 15.22
of period

Income from Investment
Operations

Net investment income D           .26                       .05                      .53       .48       .08

Net realized and unrealized       .88                       .61                      1.80      2.83      .88
gain (loss)

Total from investment             1.14                      .66                      2.33      3.31      .96
operations

Less Distributions

From net investment income        (.26)                     -                        (.57)     (.49)     (.14)

From net realized gain            (1.78)                    -                        (1.26)    (.11)     -

Total distributions               (2.04)                    -                        (1.83)    (.60)     (.14)

Net asset value, end of period   $ 19.01                   $ 19.91                  $ 19.25   $ 18.75   $ 16.04

TOTAL RETURN B, C                 6.28%                     3.43%                    13.04%    20.99%    6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 39                      $ 17                     $ 16      $ 8       $ 1
(in millions)

Ratio of expenses to average      .93% A                    1.02% A                  1.05%     1.41% F   1.50% A, F
net assets

Ratio of expenses to average      .90% A, G                 1.02% A                  1.02% G   1.40% G   1.49% A, G
net assets after expense
reductions

Ratio of net investment           2.79% A                   3.13% A                  2.76%     2.68%     3.07% A
income to average net assets

Portfolio turnover                97% A                     73% A                    85%       70%       223%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED MAY 31,
                                                           YEARS ENDED OCTOBER 31,

                                 1999                      1998 F                   1998      1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.96                   $ 19.30                  $ 18.79   $ 16.07  $ 15.30   $ 14.67
period

Income from Investment
Operations

Net investment income             .24 D                     .05 D                    .51 D     .53 D    .51 D     .59

Net realized and unrealized       .87                       .61                      1.80      2.84     .88       .54
gain (loss)

Total from investment             1.11                      .66                      2.31      3.37     1.39      1.13
operations

Less Distributions

From net investment income        (.24)                     -                        (.54)     (.54)    (.59)     (.50)

In excess of net investment       -                         -                        -         -        -         -
income

From net realized gain            (1.78)                    -                        (1.26)    (.11)    (.03)     -

Return of capital                 -                         -                        -         -        -         -

 Total distributions              (2.02)                    -                        (1.80)    (.65)    (.62)     (.50)

Net asset value, end of period   $ 19.05                   $ 19.96                  $ 19.30   $ 18.79  $ 16.07   $ 15.30

TOTAL RETURN B, C                 6.09%                     3.42%                    12.90%    21.36%   9.30%     7.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,979                   $ 2,993                  $ 2,903   $ 2,901  $ 2,993   $ 3,441
millions)

Ratio of expenses to average      1.16% A                   1.22% A                  1.16%     1.17%    1.26%     1.47%
net assets

Ratio of expenses to average      1.15% A, E                1.22% A                  1.15% E   1.17%    1.25% E   1.46% E
net assets after  expense
reductions

Ratio of net investment           2.54% A                   2.92% A                  2.68%     2.98%    3.32%     3.99%
income to average net assets

Portfolio turnover                97% A                     73% A                    85%       70%      223%      297%



 FINANCIAL HIGHLIGHTS - CLASS T


                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.91
period

Income from Investment
Operations

Net investment income             .38

Net realized and unrealized       (.79)
gain (loss)

Total from investment             (.41)
operations

Less Distributions

From net investment income        (.28)

In excess of net investment       (.02)
income

From net realized gain            (.49)

Return of capital                 (.04)

 Total distributions              (.83)

Net asset value, end of period   $ 14.67

TOTAL RETURN B, C                 (2.69)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 3,129
millions)

Ratio of expenses to average      1.59%
net assets

Ratio of expenses to average      1.58% E
net assets after  expense
reductions

Ratio of net investment           3.79%
income to average net assets

Portfolio turnover                202%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F ONE MONTH ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                                 1999                      1998 G                   1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.86                   $ 19.21                  $ 18.71   $ 16.36
period

Income from Investment
Operations

Net investment income D           .18                       .04                      .38       .29

Net realized and unrealized       .86                       .61                      1.81      2.38
gain (loss)

Total from investment             1.04                      .65                      2.19      2.67
operations

Less Distributions

From net investment income        (.20)                     -                        (.43)     (.32)

From net realized gain            (1.78)                    -                        (1.26)    -

Total distributions               (1.98)                    -                        (1.69)    (.32)

Net asset value, end of period   $ 18.92                   $ 19.86                  $ 19.21   $ 18.71

TOTAL RETURN B, C                 5.73%                     3.38%                    12.25%    16.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 99                      $ 57                     $ 51      $ 16
millions)

Ratio of expenses to average      1.71% A                   1.80% A                  1.74%     2.12% A
net assets

Ratio of expenses to average      1.69% A, F                1.80% A                  1.73% F   2.11% A, F
net assets after expense
reductions

Ratio of net investment           1.99% A                   2.35% A                  2.02%     1.88% A
income to average net assets

Portfolio turnover                97% A                     73% A                    85%       70%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                                 1999                      1998 H                   1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.88                   $ 19.22                  $ 19.05
period

Income from Investment
Operations

Net investment income D           .19                       .04                      .36

Net realized and unrealized       .83                       .62                      1.56
gain (loss)

Total from investment             1.02                      .66                      1.92
operations

Less Distributions

From net investment income        (.19)                     -                        (.49)

From net realized gain            (1.78)                    -                        (1.26)

Total distributions               (1.97)                    -                        (1.75)

Net asset value, end of period   $ 18.93                   $ 19.88                  $ 19.22

TOTAL RETURN B, C                 5.61%                     3.43%                    10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 39                      $ 21                     $ 20
millions)

Ratio of expenses to average      1.67% A                   1.77% A                  1.80% A, F
net assets

Ratio of expenses to average      1.66% A, G                1.76% A, G               1.79% A, G
net assets after expense
reductions

Ratio of net investment           2.03% A                   2.37% A                  1.89% A
income to average  net assets

Portfolio turnover                97% A                     73% A                    85%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS


                               SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                               1999                      1998 H                   1998     1997     1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 20.03                   $ 19.35                  $ 18.85  $ 16.11  $ 15.40   $ 15.23
period

Income from Investment
Operations

Net investment  income          .28 D                     .05 D                    .60 D    .61 D    .54 D     .25

Net realized and  unrealized    .90                       .63                      1.81     2.86     .87       .09
gain (loss)

Total from investment           1.18                      .68                      2.41     3.47     1.41      .34
operations

Less Distributions

From net investment income      (.29)                     -                        (.65)    (.62)    (.67)     (.17)

From net  realized gain         (1.78)                    -                        (1.26)   (.11)    (.03)     -

Total distributions             (2.07)                    -                        (1.91)   (.73)    (.70)     (.17)

Net asset value,  end of       $ 19.14                   $ 20.03                  $ 19.35  $ 18.85  $ 16.11   $ 15.40
period

TOTAL RETURN B, C               6.46%                     3.51%                    13.45%   21.97%   9.41%     2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 71                      $ 63                     $ 61     $ 39     $ 22      $ 1
millions)

Ratio of expenses to average    .64% A                    .66% A                   .65%     .69%     1.06%     .92% A, F
net assets

Ratio of expenses to average    .63% A, G                 .66% A                   .63% G   .69%     1.03% G   .91% A, G
net assets after expense
reductions

Ratio of net investment         3.06% A                   3.48% A                  3.15%    3.42%    3.54%     4.54% A
income to average net assets

Portfolio turnover              97% A                     73% A                    85%      70%      223%      297%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) (formerly a fund of Fidelity Advisor Series II) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at each period's end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had $784,000 invested in restricted securities.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,473,206,000 and $1,626,310,000, respectively, of which U.S. government and government agency obligations aggregated
$259,874,000 and $220,045,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 34,000     $ -

CLASS T    7,534,000    54,000

CLASS B    386,000      290,000

CLASS C    149,000      117,000

          $ 8,103,000  $ 461,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO FDC  RETAINED BY FDC

CLASS A    $ 156,000    $ $61,000

CLASS T     515,000      146,000

CLASS B     96,000       96,000*

CLASS C     6,000        6,000*

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 27,000     .20

CLASS T                 2,495,000   .17

CLASS B                 80,000      .21

CLASS C                 26,000      .18

INSTITUTIONAL CLASS     53,000      .16

                       $ 2,681,000

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $112,000 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $3,482,000. The weighted average interest rate was 5.17%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $183,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 3,000

7. BENEFICIAL INTEREST.

At the end of the period, two shareholders were record owners of approximately 22% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS

                            SIX MONTHS  ONE MONTH           YEAR ENDED
                            ENDED       ENDED               OCTOBER 31, 1998 A
                            MAY 31,     NOVEMBER 30, 1998
                            1999

FROM NET INVESTMENT INCOME

Class A                     $ 310       $ -                 $ 338

Class T                      37,096      -                   83,919

Class B                      688         -                   696

Class C                      257         -                   203

Institutional Class          990         -                   1,529

Total                       $ 39,341    $ -                 $ 86,685

FROM NET REALIZED GAIN

Class A                     $ 1,512     $ -                 $ 553

Class T                      269,023     -                   193,978

Class B                      5,204       -                   1,214

Class C                      1,905       -                   13

Institutional Class          5,662       -                   2,464

Total                       $ 283,306   $ -                 $ 198,222

Total                       $ 322,647   $ -                 $ 284,907


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

9. SHARE TRANSACTIONS.

Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS            SHARES

                                                ONE MONTH           YEAR ENDED OCTOBER 31,
                                SIX MONTHS      ENDED NOVEMBER 30,
                                 ENDED MAY 31,

                                1999            1998                1998A



CLASS A Shares sold              1,241           55                  505

Reinvestment of distributions    97              -                   45

Shares redeemed                  (139)           (14)                (147)

Net increase (decrease)          1,199           41                  403

CLASS T Shares sold              16,253          1,793               25,522

Reinvestment of distributions    15,939          -                   14,265

Shares redeemed                  (25,734)        (2,264)             (43,766)

Net increase (decrease)          6,458           (471)               (3,979)

CLASS B Shares sold              2,778           246                 2,157

Reinvestment of distributions    294             -                   93

Shares redeemed                  (698)           (29)                (437)

Net increase (decrease)          2,374           217                 1,813

CLASS C Shares sold              1,072           47                  1,132

Reinvestment of distributions    91              -                   9

Shares redeemed                  (160)           (49)                (78)

Net increase (decrease)          1,003           (2)                 1,063

INSTITUTIONAL CLASS Shares       716             47                  2,017
sold

Reinvestment of distributions    354             -                   209

Shares redeemed                  (517)           (49)                (1,137)

Net increase (decrease)          553             (2)                 1,089


 A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

9. SHARE TRANSACTIONS - CONTINUED

AMOUNTS IN THOUSANDS            DOLLARS

                                SIX MONTHS     ONE MONTH     YEAR ENDED OCTOBER 31,
                                ENDED MAY 31,  ENDED
                                               NOVEMBER 30,

                                1999           1998          1998 A



CLASS A Shares sold             $ 23,405       $ 1,069       $ 9,665

Reinvestment of distributions    1,757          -             832

Shares redeemed                  (2,613)        (275)         (2,810)

Net increase (decrease)         $ 22,549       $ 794         $ 7,687

CLASS T Shares sold             $ 307,737      $ 35,217      $ 487,737

Reinvestment of distributions    290,900        -             263,355

Shares redeemed                  (484,394)      (44,571)      (837,890)

Net increase (decrease)         $ 114,243      $ (9,354)     $ (86,798)

CLASS B Shares sold             $ 52,234       $ 4,821       $ 41,474

Reinvestment of distributions    5,352          -             1,711

Shares redeemed                  (12,990)       (572)         (8,440)

Net increase (decrease)         $ 44,596       $ 4,249       $ 34,745

CLASS C Shares sold             $ 20,160       $ 924         $ 21,768

Reinvestment of distributions    1,650          -             173

Shares redeemed                  (3,029)        (973)         (1,484)

Net increase (decrease)         $ 18,781       $ (49)        $ 20,457

INSTITUTIONAL CLASS Shares      $ 13,573       $ 933         $ 39,736
sold

Reinvestment of distributions    6,480          -             3,869

Shares redeemed                  (9,795)        (960)         (21,809)

Net increase (decrease)         $ 10,258       $ (27)        $ 21,796


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of Fidelity Advisor Balanced Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fidelity Advisor Balanced Fund as of May 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the six months then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the one month ended November 30, 1998, the year ended October 31, 1998, and the financial highlights for the one month ended November 30, 1998, and for each of the years in the five-year period ended October 31, 1998, were audited by other auditors whose report, dated January 4, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund at May 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the six months then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 12, 1999

OTHER FUND INFORMATION

Based on the recommendation of the Audit Committee of Fidelity Advisor Balanced Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal periods ended November 30, 1998, October 31, 1998 and October 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and Pricewaterhouse Coopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse Coopers LLP would have caused them to make reference to the disagreement in their report.



INVESTMENT ADVISER

Fidelity Management &
Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Kevin Grant, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributions Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified
 International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
 Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

AIG-SANN-0799  80323
1.703549.101

(Fidelity Logo Graphic)(registered trademark)


FIDELITY ADVISOR
BALANCED FUND -
INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logos)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE           3   Ned Johnson on investing
                                  strategies.

PERFORMANCE                   4   How the fund has done over
                                  time.

FUND TALK                     6   The managers' review of fund
                                  performance, strategy and
                                  outlook.

INVESTMENT CHANGES            10  A summary of major shifts in
                                  the fund's investments over
                                  the past six months.

INVESTMENTS                   11  A complete list of the fund's
                                  investments with their
                                  market values.

FINANCIAL STATEMENTS          42  Statements of assets and
                                  liabilities, operations, and
                                  changes in net assets,  as
                                  well as financial highlights.

NOTES                         51  Notes to the financial
                                  statements.

INDEPENDENT AUDITORS' REPORT  61  The auditor's opinion.

OTHER FUND INFORMATION        62

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR BALANCED FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL  6.46%          9.73%        80.72%        225.43%

Fidelity Balanced Composite      7.14%          14.73%       134.64%       282.74%

 S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

 LB Aggregate Bond               -0.76%         4.35%        45.89%        126.33%

Balanced Funds Average           6.33%          8.71%        102.69%       215.47%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's(registered trademark) 500 Index and the Lehman Brothers Aggregate Bond Index. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 446 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV BALANCED - INST CL  9.73%        12.56%        12.52%

Fidelity Balanced Composite      14.73%       18.60%        14.36%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Balanced -CL I           60 S&P/40 LB Agg            S&P 500                     LB Aggregate Bond
             00642                       F0021                       SP001                       LB001
  1989/05/31      10000.00                    10000.00                    10000.00                    10000.00
  1989/06/30      10137.84                    10087.40                     9943.00                    10304.00
  1989/07/31      10598.28                    10719.88                    10840.85                    10523.48
  1989/08/31      10762.72                    10782.48                    11053.33                    10367.73
  1989/09/30      10779.52                    10777.96                    11008.01                    10420.60
  1989/10/31      10613.30                    10733.98                    10752.63                    10676.95
  1989/11/30      10829.39                    10906.15                    10971.98                    10778.38
  1989/12/31      10936.41                    11074.98                    11235.31                    10807.48
  1990/01/31      10407.38                    10576.39                    10481.42                    10678.87
  1990/02/28      10434.74                    10671.79                    10616.63                    10713.05
  1990/03/31      10580.80                    10844.45                    10897.97                    10720.55
  1990/04/30      10442.30                    10641.88                    10625.52                    10621.92
  1990/05/31      10830.08                    11390.43                    11661.51                    10936.32
  1990/06/30      10876.02                    11417.31                    11582.21                    11112.40
  1990/07/31      10847.99                    11458.41                    11545.15                    11265.75
  1990/08/31      10184.59                    10775.49                    10501.47                    11114.79
  1990/09/30       9949.52                    10496.41                     9990.05                    11207.04
  1990/10/31       9854.86                    10522.65                     9947.09                    11349.37
  1990/11/30      10299.79                    11021.00                    10589.67                    11593.38
  1990/12/31      10614.56                    11274.26                    10885.12                    11774.24
  1991/01/31      11162.60                    11625.12                    11359.71                    11920.24
  1991/02/28      11816.39                    12163.36                    12171.93                    12021.56
  1991/03/31      12116.52                    12373.54                    12466.50                    12104.51
  1991/04/30      12349.53                    12444.82                    12496.41                    12235.24
  1991/05/31      12864.09                    12796.26                    13036.26                    12306.20
  1991/06/30      12600.43                    12442.06                    12439.20                    12300.05
  1991/07/31      13139.33                    12859.11                    13018.87                    12471.02
  1991/08/31      13472.47                    13153.07                    13327.41                    12740.40
  1991/09/30      13571.66                    13128.08                    13104.85                    12999.03
  1991/10/31      13967.05                    13291.92                    13280.45                    13143.32
  1991/11/30      13640.86                    13019.44                    12745.25                    13264.23
  1991/12/31      14274.62                    14067.76                    14203.30                    13658.18
  1992/01/31      14368.53                    13834.24                    13939.12                    13472.43
  1992/02/29      14671.14                    13978.11                    14120.33                    13560.00
  1992/03/31      14619.05                    13783.26                    13844.98                    13484.07
  1992/04/30      14734.83                    14066.09                    14252.03                    13581.15
  1992/05/31      15029.52                    14213.79                    14321.86                    13837.83
  1992/06/30      14892.87                    14165.17                    14108.47                    14028.80
  1992/07/31      15327.77                    14628.38                    14685.50                    14314.98
  1992/08/31      15327.77                    14507.54                    14384.45                    14459.57
  1992/09/30      15454.58                    14679.31                    14554.19                    14631.63
  1992/10/31      15401.14                    14632.05                    14605.13                    14437.03
  1992/11/30      15497.33                    14932.59                    15103.16                    14439.92
  1992/12/31      15587.83                    15137.76                    15288.93                    14669.52
  1993/01/31      15881.94                    15330.32                    15417.36                    14951.17
  1993/02/28      16221.29                    15562.72                    15627.03                    15212.82
  1993/03/31      16833.53                    15785.89                    15956.76                    15276.71
  1993/04/30      17312.53                    15600.88                    15570.61                    15383.65
  1993/05/31      17643.27                    15859.86                    15987.90                    15403.65
  1993/06/30      17529.68                    16002.28                    16034.27                    15682.45
  1993/07/31      17713.59                    16000.36                    15970.13                    15771.84
  1993/08/31      18357.31                    16476.21                    16575.40                    16047.85
  1993/09/30      18185.68                    16417.88                    16447.77                    16091.18
  1993/10/31      18428.93                    16646.09                    16788.24                    16150.72
  1993/11/30      18185.68                    16494.61                    16628.75                    16013.43
  1993/12/31      18651.63                    16649.99                    16829.96                    16099.91
  1994/01/31      19170.06                    17079.56                    17402.17                    16317.26
  1994/02/28      18832.48                    16682.97                    16930.58                    16033.34
  1994/03/31      18080.35                    16081.72                    16192.40                    15637.31
  1994/04/30      17934.54                    16153.76                    16399.67                    15512.21
  1994/05/31      18007.45                    16312.07                    16668.62                    15510.66
  1994/06/30      17665.70                    16057.93                    16260.24                    15476.54
  1994/07/31      18007.30                    16501.77                    16793.57                    15784.52
  1994/08/31      18226.90                    16915.64                    17482.11                    15803.46
  1994/09/30      18105.10                    16567.51                    17053.80                    15571.15
  1994/10/31      17933.95                    16785.21                    17437.51                    15557.14
  1994/11/30      17689.45                    16403.65                    16802.44                    15522.91
  1994/12/31      17701.68                    16594.88                    17051.62                    15630.02
  1995/01/31      17652.37                    16984.50                    17493.76                    15939.49
  1995/02/28      17960.54                    17543.32                    18175.50                    16318.85
  1995/03/31      18258.96                    17896.75                    18711.85                    16418.40
  1995/04/30      18457.83                    18313.20                    19262.92                    16648.26
  1995/05/31      18818.28                    19035.88                    20032.86                    17292.55
  1995/06/30      19044.21                    19356.79                    20498.22                    17418.78
  1995/07/31      19332.37                    19724.88                    21177.94                    17380.46
  1995/08/31      19395.02                    19850.05                    21231.10                    17590.76
  1995/09/30      19594.80                    20429.67                    22127.05                    17761.39
  1995/10/31      19506.13                    20492.14                    22048.06                    17992.29
  1995/11/30      20038.12                    21154.86                    23015.97                    18262.18
  1995/12/31      20356.81                    21517.79                    23459.25                    18517.85
  1996/01/31      20524.41                    22014.08                    24257.81                    18640.06
  1996/02/29      20202.10                    21983.30                    24482.68                    18315.73
  1996/03/31      20048.49                    22048.77                    24718.45                    18187.52
  1996/04/30      20035.49                    22194.38                    25082.80                    18085.67
  1996/05/31      20139.50                    22520.06                    25729.68                    18049.50
  1996/06/30      20257.33                    22692.25                    25827.71                    18291.36
  1996/07/31      19836.94                    22115.23                    24686.64                    18340.75
  1996/08/31      19981.45                    22380.04                    25207.28                    18309.57
  1996/09/30      20784.57                    23291.53                    26625.95                    18628.15
  1996/10/31      21340.95                    23883.79                    27360.29                    19041.70
  1996/11/30      22493.44                    25130.38                    29428.46                    19367.31
  1996/12/31      22123.83                    24738.20                    28845.48                    19187.19
  1997/01/31      22891.37                    25696.26                    30647.75                    19246.67
  1997/02/28      23254.93                    25842.83                    30888.02                    19294.79
  1997/03/31      22466.63                    25090.96                    29618.84                    19080.62
  1997/04/30      23404.44                    26140.26                    31387.08                    19366.83
  1997/05/31      24355.84                    27194.45                    33297.93                    19550.81
  1997/06/30      25292.52                    28054.88                    34789.67                    19783.47
  1997/07/31      26689.29                    29697.27                    37557.89                    20317.62
  1997/08/31      25525.32                    28598.11                    35453.89                    20144.92
  1997/09/30      26567.08                    29707.20                    37395.70                    20443.07
  1997/10/31      26028.56                    29284.17                    36146.69                    20739.49
  1997/11/30      26649.93                    30151.39                    37819.92                    20834.89
  1997/12/31      27194.67                    30583.82                    38469.29                    21045.33
  1998/01/31      27462.74                    30943.37                    38894.76                    21314.71
  1998/02/28      28475.47                    32272.45                    41699.85                    21297.65
  1998/03/31      29492.14                    33307.94                    43835.29                    21370.07
  1998/04/30      29702.37                    33578.27                    44276.28                    21481.19
  1998/05/31      29657.32                    33359.54                    43515.17                    21685.26
  1998/06/30      30322.44                    34285.78                    45282.75                    21869.22
  1998/07/31      30277.02                    34095.79                    44800.49                    21915.63
  1998/08/31      27128.21                    31360.04                    38323.24                    22272.34
  1998/09/30      28567.59                    32859.07                    40778.22                    22793.77
  1998/10/31      29529.00                    34393.38                    44095.13                    22673.52
  1998/11/30      30566.71                    35722.04                    46767.73                    22801.93
  1998/12/31      31563.03                    36999.99                    49462.49                    22870.50
  1999/01/31      31950.18                    38034.11                    51531.01                    23033.85
  1999/02/28      31359.14                    37059.22                    49929.43                    22631.69
  1999/03/31      32185.56                    38031.11                    51927.10                    22757.25
  1999/04/30      33341.73                    38963.10                    53938.24                    22829.39
  1999/05/28      32542.61                    38274.00                    52664.76                    22633.00
IMATRL PRASUN   SHR__CHT 19990531 19990614 104849 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Balanced Fund - Institutional Class on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $32,543 - a 225.43% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $52,665 - a 426.65% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $22,633 - a 126.33% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Standard & Poor's 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (40%). With dividends and interest, if any, reinvested, the same $10,000 would have grown to $38,274 - a 282.74% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGERS' OVERVIEW

MARKET RECAP

Bullish sentiment surrounding
domestic equity markets for much of
the six-month period that ended
May 31, 1999, was quelled by the
Federal Reserve Board's shift in bias
in mid-May toward raising interest
rates. Signs of continued strength
and emerging inflationary
pressures in the U.S. economy
fueled uncertainty, inducing stock
markets to give back some of their
gains, but not before the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - could lock in
a healthy return of 16.75% for the
period. The technology-laden
NASDAQ returned 26.93%, while
the Standard & Poor's 500 Index
produced a return of 12.61%. The
last two months of the period were
marked by the market's sudden
rotation to economically sensitive
cyclical and out-of-favor value
stocks. The movement away from
large-company growth stocks was
reflected in the rebound of the
small-cap universe, as portrayed by
the Russell 2000 Index, which
outpaced its larger-cap
counterparts in the S&P 500 by a
total of 8.51% for April and May.
Rising interest rates were not
well-received by the taxable-bond
market, as it struggled during the
period. The Lehman Brothers
Aggregate Bond Index - a widely
followed measure of taxable bond
performance - returned -0.76%.
Bond bears were on the prowl
late in the period as a sharp rise in
consumer prices sparked the worst
Treasury sell-off in three years,
pushing bond prices down and
bringing yields up to the pre-crisis
levels of last summer.

(photographs of John Avery and Kevin Grant)

An interview with John Avery (left), Lead Portfolio Manager of
Fidelity Advisor Balanced Fund, and Kevin Grant, manager for fixed-income investments

Q. HOW DID THE FUND PERFORM, JOHN?

A. For the six months that ended May 31, 1999, the fund's Institutional Class shares returned 6.46%. That outpaced the 6.33% return for the balanced funds average tracked by Lipper Inc. Given the mix of equities and fixed-income securities owned by the fund, its returns typically fall somewhere between those of its two benchmark indexes - the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. Those two indexes had six-month returns of 12.61% and -0.76%, respectively. For the 12 months that ended May 31, 1999, the fund's Institutional Class shares returned 9.73%, compared to the 8.71% return posted by the balanced funds average, and the 21.03% and 4.35% returns recorded by the S&P 500 and the Lehman Brothers index, respectively.

Q. OVERALL, WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

J.A. The fund's equity subportfolio benefited from its broad exposure to telecommunications stocks due to growing interest in the Internet and in voice and data solutions. A sizable overweighting in energy, specifically in oil-sensitive stocks, delivered strong returns amid the recovery in oil prices. The fund also was well-positioned in the industrial machinery sector, which benefited from a rotation toward cyclical stocks late in the period. On the other hand, the fund maintained its traditional underweighting in technology throughout a volatile period, which detracted from performance despite its strong-performing holdings there. In addition, weakness in finance holdings amid deteriorating interest-rate conditions detracted from relative performance.

Q. WHAT WERE SOME OF YOUR INVESTMENT STRATEGIES OVER THE SIX-MONTH
PERIOD?

J.A. I increased the equity weighting of the fund early in the period to capitalize on some strong investment opportunities. As the fund's equity stake approached 65% in May, amid growing volatility, I returned it to a more neutral equity stance in the neighborhood of 60%. I also made some sector shifts, reducing our holdings in financial stocks because of the uncertainty in the interest-rate picture, and paring down our weighting in health care, specifically pharmaceuticals, as earnings prospects slackened for some companies on concerns over patent expirations and the threat of government regulation. I broadened the fund's exposure to the strong growth of the Internet by investing in stocks such as AT&T, MCI WorldCom and IBM given the robustness of their underlying Internet-related businesses.

Q. HOW DID YOU POSITION THE FUND'S EQUITY SUBPORTFOLIO IN RESPONSE TO THE MARKET'S ROTATION TO CYCLICALS LATE IN THE PERIOD?

J.A. As a rule, the fund has limited exposure to cyclical companies, because many of them do not fit my long-term investment profile. I did, however, add to a few cyclical names during the rotation, but these were companies that I knew very well. Such companies included Praxair, an industrial gas giant; Textron, a global, multi-industrial company that generates the same earnings growth as General Electric, but sells at half the price-to-earnings multiple; Alcoa, one of the best-managed commodity metal companies in the world; and Exxon, a strong grower expected to benefit further from the cost efficiencies gained as a result of its merger with Mobil. As you can see, I will own only what I consider to be the highest-quality cyclical stocks with the best long-term prospects, and I will do so independent of market trends.

Q. WHICH STOCKS WERE POSITIVE CONTRIBUTORS? WHICH HURT PERFORMANCE?

J.A. Top holding MCI WorldCom soared as investors viewed the company as ideally positioned to capture the benefits of data delivery and the Internet. The market rewarded the stock of Williams Companies, an energy-service provider and communications concern that doubly benefited from the rebound in oil and the booming growth in telecommunications. Also, Motorola benefited from a strong product pipeline and a massive restructuring effort. Switching to detractors, Philip Morris had a poor six months, suffering from concerns about further litigation against it. Fannie Mae and Freddie Mac, historically strong stocks, were depressed in light of the deteriorating interest-rate environment and the negative psychology that pervaded the financial sector during the period.

Q. TURNING TO YOU, KEVIN, HOW DID THE BOND SUBPORTFOLIO FARE?

K.G. Much of the period through March was marked by the rebound in spread securities - mortgages, corporates and the like - from the depressed levels of last fall. Supported by rising interest rates over the period, spread products outperformed Treasuries by wide margins. Fueling the rally in mortgages was an overall slowdown in refinancing activity. The fund's bond subportfolio was well-positioned to take advantage of these favorable conditions, with its significant overweighting in corporates and mortgages, and underweighting in Treasuries relative to the Lehman index. Concern over a potential Federal Reserve Board rate hike late in the period halted the rally in the spread sectors, but our overweighting in this area was critical to the overall success of the subportolio over the six-month period.

Q. JOHN, WHAT'S YOUR OUTLOOK?

J.A. I'm optimistic. I'm also cautious because I still have concerns about growth stocks in a rising interest-rate environment. I plan to maintain the fund's technology underweighting until after the Year 2000 changeover because some companies may choose to abandon purchasing and installing new technology until the second quarter of the new year. I still don't see much inflation anywhere on the horizon, and I'm waiting for a sign that tells me that cyclicals are beginning to slow. Until then, I'll keep talking to the companies and managing the portfolio from the bottom up, all while staying close to the 60/40 asset-allocation model.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: both income and growth
of capital by investing in a
diversified portfolio of equity
and fixed-income securities

START DATE: January 6, 1987

SIZE: as of May 31, 1999,
more than $3.2 billion

MANAGER: John Avery, since
1998, and Kevin Grant,
since 1996; John Avery
joined Fidelity in 1995;
Kevin Grant joined Fidelity in
1993
(checkmark)

JOHN AVERY ON GROWTH
VERSUS VALUE:

"There are some great potential
investment opportunities out
there on both sides of the growth
and value fence, but I'm not going
to be swept up in market
sentiment and make a huge bet on
value. There are so many
conflicting pieces of data out
there at all levels that it is
becoming increasingly difficult to
pick the rose without its thorns, if
you will. What I'm hoping is that
we're in a stock picker's market
now, as opposed to one that's
driven by style shifts. I prefer not
having to choose either growth or
value, or make asset-allocation or
industry bets for that matter.

"My investment philosophy is growth
at a reasonable price. I tend to favor
slightly `growthier' companies
over their value counterparts
simply because they have stronger
long-term fundamentals and
generally more robust business
models. You won't see many
high-flying technology stocks in
this fund, although you may see one
or two of them from time to time if
the price is right."


INVESTMENT CHANGES



TOP FIVE STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE STOCKS  6 MONTHS AGO

MCI WorldCom, Inc.              2.6                      1.8

Pitney Bowes, Inc.              2.0                      2.0

Exxon Corp.                     1.9                      0.8

Freddie Mac                     1.8                      1.9

SBC Communications, Inc.        1.4                      1.0

TOP FIVE BOND ISSUERS AS OF
MAY 31, 1999

(WITH MATURITIES MORE THAN     % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
ONE YEAR)                                               THESE ISSUERS  6 MONTHS AGO

Fannie Mae                      7.2                      7.9

U.S. Treasury Obligations       3.6                      2.1

Government National Mortgage    1.8                      1.7
Association

Comdisco, Inc.                  0.5                      0.4

Federal Home Loan Bank          0.4                      0.4

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

FINANCE                         15.5                     18.0

UTILITIES                       13.1                     10.3

ENERGY                          8.5                      5.8

TECHNOLOGY                      6.8                      7.7

INDUSTRIAL MACHINERY &          5.4                      5.0
EQUIPMENT


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 61.5%

                               Bonds 30.5%

                               Convertible  Securities 0.9%

                               Certificates of Deposit 0.0%

                               Short-Term  Investments 7.1%

*  FOREIGN  INVESTMENTS                                      4.8%


Row: 1, Col: 1, Value: 61.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 30.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.4
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.1

AS OF NOVEMBER 30, 1998 **

                            Stocks 60.9%

                            Bonds 31.8%

                            Convertible  Securities 0.7%

                            Certificates of Deposit 0.1%

                            Short-Term  Investments 6.5%

** FOREIGN  INVESTMENTS                                   7.0%


Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 31.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.2
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.9
Row: 1, Col: 8, Value: 6.5

INVESTMENTS MAY 31, 1999
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 60.5%

                                 SHARES                  VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.5%

AEROSPACE & DEFENSE - 1.2%

Textron, Inc.                     428,100                $ 38,128

DEFENSE ELECTRONICS - 0.7%

Raytheon Co. Class B              336,000                 22,869

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            327,500                 21,533

TOTAL AEROSPACE & DEFENSE                                 82,530

BASIC INDUSTRIES - 4.2%

CHEMICALS & PLASTICS - 3.5%

Air Products & Chemicals,         373,900                 15,330
Inc.

E.I. du Pont de Nemours and       145,000                 9,488
Co.

Eastman Chemical Co.              241,800                 12,241

Hoechst AG                        278,900                 12,421

IMC Global, Inc.                  366,627                 7,676

Lyondell Chemical Co.             428,900                 8,176

Praxair, Inc.                     717,100                 35,003

Union Carbide Corp.               290,000                 14,881

                                                          115,216

METALS & MINING - 0.7%

Alcoa, Inc.                       399,400                 21,967

TOTAL BASIC INDUSTRIES                                    137,183

CONSTRUCTION & REAL ESTATE -
0.3%

BUILDING MATERIALS - 0.3%

Masco Corp.                       324,500                 9,269

DURABLES - 2.4%

AUTOS, TIRES, & ACCESSORIES -
1.2%

Federal-Mogul Corp.               208,900                 9,636

Ford Motor Co.                    512,600                 29,250

                                                          38,886

CONSUMER DURABLES - 0.7%

Minnesota Mining &                270,700                 23,213
Manufacturing Co.

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

HOME FURNISHINGS - 0.5%

Leggett & Platt, Inc.             562,600                $ 14,839

TOTAL DURABLES                                            76,938

ENERGY - 7.9%

ENERGY SERVICES - 1.4%

Baker Hughes, Inc.                272,100                 8,469

Halliburton Co.                   315,600                 13,058

McDermott International, Inc.     281,100                 7,203

R&B Falcon Corp. unit (a)(f)      920                     948

Schlumberger Ltd.                 264,600                 15,926

                                                          45,604

OIL & GAS - 6.5%

Apache Corp.                      145,400                 5,234

Atlantic Richfield Co.            96,700                  8,093

BP Amoco PLC                      1,698,559               30,326

Chevron Corp.                     167,700                 15,544

Conoco, Inc. Class A              338,100                 9,171

Exxon Corp.                       780,000                 62,303

Mobil Corp.                       284,300                 28,785

Texaco, Inc.                      203,800                 13,349

Total SA Class B                  116,400                 14,157

USX-Marathon Group                758,300                 22,702

                                                          209,664

TOTAL ENERGY                                              255,268

FINANCE - 10.9%

BANKS - 4.2%

Bank of America Corp.             465,600                 30,119

Bank of New York Co., Inc.        885,300                 31,649

Bank One Corp.                    344,800                 19,503

Chase Manhattan Corp.             355,700                 25,788

U.S. Bancorp                      795,900                 25,867

Wells Fargo & Co.                 133,400                 5,336

                                                          138,262

CREDIT & OTHER FINANCE - 2.5%

American Express Co.              253,600                 30,733

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Associates First Capital          543,938                $ 22,301
Corp. Class A

Citigroup, Inc.                   422,500                 27,991

Olympic Financial Ltd.            46                      0
warrants 3/15/07 (a)

                                                          81,025

FEDERAL SPONSORED CREDIT - 2.8%

Fannie Mae                        491,300                 33,408

Freddie Mac                       981,300                 57,222

                                                          90,630

INSURANCE - 1.4%

American International Group,     212,400                 24,280
Inc.

Hartford Financial Services       319,300                 20,196
Group, Inc.

                                                          44,476

TOTAL FINANCE                                             354,393

HEALTH - 4.8%

DRUGS & PHARMACEUTICALS - 4.1%

American Home Products Corp.      361,000                 20,803

Bristol-Myers Squibb Co.          368,380                 25,280

Lilly (Eli) & Co.                 324,400                 23,174

Merck & Co., Inc.                 415,500                 28,046

Schering-Plough Corp.             437,100                 19,697

Warner-Lambert Co.                251,800                 15,612

                                                          132,612

MEDICAL EQUIPMENT & SUPPLIES
- 0.7%

Johnson & Johnson                 157,900                 14,625

St. Jude Medical, Inc. (a)        258,900                 8,754

                                                          23,379

TOTAL HEALTH                                              155,991

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.9%

ELECTRICAL EQUIPMENT - 1.6%

Emerson Electric Co.              192,800                 12,315

General Electric Co.              400,400                 40,716

Loral Space & Communications      300                     5
Ltd. (a)

                                                          53,036

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

Case Corp.                        96,700                 $ 4,545

Caterpillar, Inc.                 367,700                 20,178

Ingersoll-Rand Co.                146,200                 9,311

Tyco International Ltd.           450,295                 39,345

                                                          73,379

POLLUTION CONTROL - 1.0%

Browning-Ferris Industries,       193,200                 8,018
Inc.

Waste Management, Inc.            483,000                 25,539

                                                          33,557

TOTAL INDUSTRIAL MACHINERY &                              159,972
EQUIPMENT

MEDIA & LEISURE - 2.4%

BROADCASTING - 1.5%

Benedek Communications Corp.      10,500                  21
warrants 7/1/07 (a)

CBS Corp. (a)                     350,700                 14,642

CS Wireless Systems, Inc.         109                     0
(a)(f)

NTL, Inc. warrants 12/31/08       2,137                   107
(a)

Teletrac Holdings, Inc.           380                     0
warrants 8/1/07 (a)

Time Warner, Inc.                 505,498                 34,405

UIH Australia/Pacific, Inc.       4,430                   4
warrants 5/15/06 (a)

                                                          49,179

ENTERTAINMENT - 0.3%

Disney (Walt) Co.                 273,600                 7,969

PUBLISHING - 0.4%

McGraw-Hill Companies, Inc.       250,300                 12,984

RESTAURANTS - 0.2%

McDonald's Corp.                  156,300                 6,018

TOTAL MEDIA & LEISURE                                     76,150

NONDURABLES - 2.3%

FOODS - 0.7%

Heinz (H.J.) Co.                  244,400                 11,808

Nabisco Holdings Corp. Class A    245,400                 10,276

                                                          22,084

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - 0.7%

Procter & Gamble Co.              126,300                $ 11,793

Unilever NV                       194,200                 12,684

                                                          24,477

TOBACCO - 0.9%

Philip Morris Companies, Inc.     737,320                 28,433

TOTAL NONDURABLES                                         74,994

RETAIL & WHOLESALE - 1.5%

APPAREL STORES - 0.2%

Mothers Work, Inc. (a)(h)         70                      1

TJX Companies, Inc.               209,609                 6,288

                                                          6,289

DRUG STORES - 0.3%

CVS Corp.                         221,200                 10,175

GENERAL MERCHANDISE STORES -
0.7%

Dayton Hudson Corp.               180,100                 11,346

Wal-Mart Stores, Inc.             289,200                 12,327

                                                          23,673

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.3%

Toys R Us, Inc. (a)               345,200                 7,961

TOTAL RETAIL & WHOLESALE                                  48,098

TECHNOLOGY - 6.0%

COMPUTER SERVICES & SOFTWARE
- 2.0%

International Business            369,400                 42,966
Machines Corp.

Microsoft Corp. (a)               236,300                 19,066

Rhythms NetConnections, Inc.      5,590                   814
warrants 5/15/08 (a)(f)

Unisys Corp. (a)                  100,763                 3,823

                                                          66,669

COMPUTERS & OFFICE EQUIPMENT
- 2.8%

Hewlett-Packard Co.               193,300                 18,231

Pitney Bowes, Inc.                1,007,100               64,203

Xerox Corp.                       156,700                 8,805

                                                          91,239

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - 1.2%

Insilco Corp. warrants            600                    $ 0
8/15/07 (a)

Motorola, Inc.                    279,600                 23,154

Texas Instruments, Inc.           136,200                 14,897

                                                          38,051

TOTAL TECHNOLOGY                                          195,959

TRANSPORTATION - 0.7%

RAILROADS - 0.7%

Burlington Northern Santa Fe      387,900                 12,025
Corp.

Union Pacific Corp.               194,800                 11,116

                                                          23,141

UTILITIES - 9.7%

CELLULAR - 0.8%

AirTouch Communications, Inc.     58,900                  5,919
(a)

ALLTEL Corp.                      270,900                 19,420

Loral Orion Network Systems,
Inc.:

warrants 1/15/07 (CV ratio        6,760                   41
 .47) (a)

warrants 1/15/07 (CV ratio        1,445                   12
 .6) (a)

McCaw International Ltd.          6,190                   15
warrants 4/15/07 (a)(f)

Microcell Telecommunications,     43,047                  292
Inc. Class B (a)

Orbital Imaging Corp.             120                     4
warrants 3/1/05 (a)(f)

                                                          25,703

ELECTRIC UTILITY - 1.1%

CMS Energy Corp.                  290,500                 13,508

Entergy Corp.                     216,700                 7,029

PG&E Corp.                        390,800                 13,190

                                                          33,727

GAS - 1.0%

Williams Companies, Inc.          641,900                 33,258

TELEPHONE SERVICES - 6.8%

AT&T Corp.                        672,132                 37,303

BellSouth Corp.                   254,900                 12,028

Cincinnati Bell, Inc.             703,800                 17,023

Covad Communications Group,       1,340                   1,469
Inc. warrants 3/15/08 (a)(f)

DTI Holdings, Inc. warrants       1,500                   0
3/1/08 (a)(f)

COMMON STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

KMC Telecom Holdings, Inc.        610                    $ 2
warrants 4/15/08 (a)(f)

MCI WorldCom, Inc. (a)            979,913                 84,640

Pathnet, Inc. warrants            820                     8
4/15/08 (a)(f)

SBC Communications, Inc.          889,600                 45,481

Sprint Corp. (FON Group)          200,700                 22,629

                                                          220,583

TOTAL UTILITIES                                           313,271

TOTAL COMMON STOCKS                                       1,963,157
(Cost $1,425,992)

PREFERRED STOCKS - 1.7%



CONVERTIBLE PREFERRED STOCKS
- 0.7%

BASIC INDUSTRIES - 0.1%

CHEMICALS & PLASTICS - 0.1%

Monsanto Co. $1.625 ACES          92,100                  3,822

DURABLES - 0.0%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Automatic Common Exchangeable     59,900                  988
Securities Trust II
(Republic Industries, Inc.)
$1.55 ACES

ENERGY - 0.1%

OIL & GAS - 0.1%

Apache Corp. $2.015 ACES          42,000                  1,454

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

ELECTRICAL EQUIPMENT - 0.1%

Loral Space & Communications      70,900                  3,350
Ltd. Series C, $3.00 (f)

MEDIA & LEISURE - 0.4%

BROADCASTING - 0.3%

MediaOne Group, Inc.              114,500                 9,589
(AirTouch Communucations,
Inc.) $3.63 PIES

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

CONVERTIBLE PREFERRED STOCKS
- CONTINUED

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.1%

Host Marriott Financial Trust     70,900                 $ 3,013
$3.375 QUIPS (f)

TOTAL MEDIA & LEISURE                                     12,602

TOTAL CONVERTIBLE PREFERRED                               22,216
STOCKS

NONCONVERTIBLE PREFERRED
STOCKS - 1.0%

FINANCE - 0.1%

CREDIT & OTHER FINANCE - 0.1%

Fresenius Medical Care            1,931                   1,862
Capital Trust II 7.875%

INSURANCE - 0.0%

American Annuity Group            1,000                   1,033
Capital Trust II 8.875%

TOTAL FINANCE                                             2,895

MEDIA & LEISURE - 0.3%

BROADCASTING - 0.3%

Adelphia Communications Corp.     5,170                   587
$13.00

Citadel Broadcasting Co.          6,525                   786
Series B, 13.25% pay-in-kind

CSC Holdings, Inc.:

11.125% pay-in-kind               40,713                  4,702

Series H, 11.75% pay-in-kind      9,032                   1,039

Granite Broadcasting Corp.        947                     947
12.75% pay-in-kind

                                                          8,061

PUBLISHING - 0.0%

PRIMEDIA, Inc. 8.625%             7,700                   732

TOTAL MEDIA & LEISURE                                     8,793

TECHNOLOGY - 0.0%

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          803                     795
13.5% pay-in-kind

PREFERRED STOCKS - CONTINUED

                                 SHARES                  VALUE (NOTE 1) (000S)

NONCONVERTIBLE PREFERRED
STOCKS - CONTINUED

UTILITIES - 0.6%

CELLULAR - 0.2%

Nextel Communications, Inc.:

11.125% pay-in-kind               3,939                  $ 3,880

Series D, 13% pay-in-kind         3,332                   3,532

                                                          7,412

TELEPHONE SERVICES - 0.4%

e.spire Communications, Inc.:

$127.50 pay-in-kind               1,069                   492

14.75% pay-in-kind                323                     162

ICG Holdings, Inc.:

14% pay-in-kind                   2                       2

14.25% pay-in-kind                1,950                   1,931

Intermedia Communications,        2,740                   2,850
Inc. 13.5% pay-in-kind

IXC Communications, Inc.          1,102                   1,058
12.5% pay-in-kind

NEXTLINK Communications, Inc.     99,603                  5,105
14% pay-in-kind

WinStar Communications, Inc.      608                     508
14.25%

                                                          12,108

TOTAL UTILITIES                                           19,520

TOTAL NONCONVERTIBLE                                      32,003
PREFERRED STOCKS

TOTAL PREFERRED STOCKS                                    54,219
(Cost $55,496)



CORPORATE BONDS - 14.5%

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)

CONVERTIBLE BONDS - 0.2%

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.1%

POLLUTION CONTROL - 0.1%

WMX Technologies, Inc. 2%         Baa3      $ 3,511                             3,779
1/24/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

CONVERTIBLE BONDS - CONTINUED

TECHNOLOGY - 0.1%

COMPUTER SERVICES & SOFTWARE
- 0.1%

Amazon.com, Inc. 4.75% 2/1/09     Caa3      $ 2,005                            $ 1,887
(f)

TOTAL CONVERTIBLE BONDS                                                         5,666

NONCONVERTIBLE BONDS - 14.3%

AEROSPACE & DEFENSE - 0.2%

DEFENSE ELECTRONICS - 0.2%

Raytheon Co. 6.45% 8/15/02        Baa1       8,000                              8,019

BASIC INDUSTRIES - 0.5%

CHEMICALS & PLASTICS - 0.2%

Huntsman Corp.: 9.5% 7/1/07       B2         3,130                              3,001
(f)

Koppers Industries, Inc.          B2         740                                744
9.875% 12/1/07

Lyondell Chemical Co.:

9.625% 5/1/07 (f)                 Ba3        1,090                              1,106

9.875% 5/1/07 (f)                 Ba3        1,370                              1,373

10.875% 5/1/09 (f)                B2         660                                670

PCI Chemicals Canada, Inc.        B2         60                                 50
9.25% 10/15/07

Pioneer Americas Acquisition      B2         190                                162
Corp. 9.25% 6/15/07

                                                                                7,106

IRON & STEEL - 0.0%

GS Technologies Operating,        B2         540                                486
Inc. 12.25% 10/1/05

METALS & MINING - 0.0%

Doe Run Resources Corp.           B3         130                                111
11.3541% 3/15/03 (g)

Kaiser Aluminum & Chemical
Corp.:

9.875% 2/15/02                    B1         150                                152

12.75% 2/1/03                     B3         240                                244

Metals USA, Inc. 8.625%           B2         870                                818
2/15/08

                                                                                1,325

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

BASIC INDUSTRIES - CONTINUED

PACKAGING & CONTAINERS - 0.1%

Gaylord Container Corp.           Caa1      $ 1,110                            $ 1,041
9.375% 6/15/07

Packaging Corp. of America        B3         1,060                              1,076
9.625% 4/1/09 (f)

                                                                                2,117

PAPER & FOREST PRODUCTS - 0.2%

APP Finance II Mauritius Ltd.     B3         2,265                              1,359
12% 3/15/04

Container Corp. of America        B2         110                                114
gtd. 9.75% 4/1/03

Fort James Corp. 6.625%           Baa2       390                                389
9/15/04

Indah Kiat Finance Mauritius      Caa1       380                                239
Ltd. 10% 7/1/07

Millar Western Forest             B3         1,160                              1,090
Products Ltd. 9.875% 5/15/08

Pindo Deli Finance Mauritius      Caa1       330                                205
Ltd. 10.25% 10/1/02

Stone Container Corp.:

10.75% 10/1/02                    B1         650                                676

12.58% 8/1/16 (g)                 B2         111                                123

Tjiwi Kimia Finance Mauritius     Caa1       610                                384
Ltd. 10% 8/1/04

                                                                                4,579

TOTAL BASIC INDUSTRIES                                                          15,613

CONSTRUCTION & REAL ESTATE -
0.4%

CONSTRUCTION - 0.0%

Delaware Webb Corp. 10.25%        B2         570                                570
2/15/10

Great Lakes Dredge & Dock         B3         730                                759
Corp. 11.25% 8/15/08

                                                                                1,329

REAL ESTATE - 0.1%

LNR Property Corp. 9.375%         B1         2,870                              2,748
3/15/08

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

CenterPoint Properties Trust      Baa2       1,190                              1,138
6.75% 4/1/05

Equity Office Properties Trust:

6.5% 1/15/04                      Baa1       4,000                              3,899

6.625% 2/15/05                    Baa1       1,250                              1,210

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE INVESTMENT TRUSTS
- CONTINUED

Equity Office Properties
Trust: - continued

6.75% 2/15/08                     Baa1      $ 2,310                            $ 2,213

ProLogis Trust 6.7% 4/15/04       Baa1       625                                609

                                                                                9,069

TOTAL CONSTRUCTION & REAL                                                       13,146
ESTATE

DURABLES - 0.1%

AUTOS, TIRES, & ACCESSORIES -
0.0%

Blue Bird Body Co. 10.75%         B2         490                                510
11/15/06

Federal-Mogul Corp. 7.5%          Ba2        620                                593
1/15/09 (f)

                                                                                1,103

CONSUMER DURABLES - 0.0%

Corning Consumer Products Co.     B3         620                                543
9.625% 5/1/08

HOME FURNISHINGS - 0.0%

Omega Cabinets Ltd. 10.5%         B3         290                                293
6/15/07

TEXTILES & APPAREL - 0.1%

Synthetic Industries, Inc.        B2         990                                1,015
9.25% 2/15/07

Worldtex, Inc. 9.625% 12/15/07    B1         575                                500

                                                                                1,515

TOTAL DURABLES                                                                  3,454

ENERGY - 0.5%

COAL - 0.1%

P&L Coal Holdings Corp.:

8.875% 5/15/08                    Ba3        250                                251

9.625% 5/15/08                    B2         1,960                              1,955

                                                                                2,206

ENERGY SERVICES - 0.0%

Baker Hughes, Inc. 6.875%         A2         635                                607
1/15/29 (f)

Ocean Rig Norway AS 10.25%        B3         580                                464
6/1/08

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

R&B Falcon Corp.:

9.5% 12/15/08 (f)                 Ba3       $ 670                              $ 596

12.25% 3/15/06 (f)                Ba3        350                                354

                                                                                2,021

OIL & GAS - 0.4%

Anadarko Petroleum Corp. 7.2%     Baa1       2,750                              2,647
3/15/29

Apache Corp. 7.7% 3/15/26         Baa1       600                                618

Apache Finance Property Ltd.      Baa1       1,000                              968
6.5% 12/15/07

Belden & Blake Corp. 9.875%       Caa1       270                                207
6/15/07

Chesapeake Energy Corp.:

7.875% 3/15/04                    B3         140                                119

8.5% 3/15/12                      B3         120                                94

9.125% 4/15/06                    B3         120                                101

9.625% 5/1/05                     B3         840                                743

Conoco, Inc.:

5.9% 4/15/04                      A3         950                                929

6.95% 4/15/29                     A3         1,575                              1,509

Flores & Rucks, Inc. 9.75%        B1         850                                882
10/1/06

Great Lakes Carbon Corp.          B3         2,010                              2,040
10.25% 5/15/08 pay-in-kind

Gulf Canada Resources Ltd.:

8.35% 8/1/06                      Ba1        50                                 49

8.375% 11/15/05                   Ba1        250                                251

HS Resources, Inc. 9.25%          B2         50                                 50
11/15/06

Occidental Petroleum Corp.        Baa3       1,000                              1,002
6.39% 11/9/00

Ocean Energy, Inc.:

8.375% 7/1/08                     B1         480                                475

8.875% 7/15/07                    B1         110                                111

Plains Resources, Inc.:

Series B 10.25% 3/15/06           B2         630                                649

Series D, 10.25% 3/15/06          B2         230                                237

Seven Seas Petroleum, Inc.        Caa1       300                                156
12.5% 5/15/05

                                                                                13,837

TOTAL ENERGY                                                                    18,064

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - 4.5%

BANKS - 2.4%

ABN-Amro Bank NV, Chicago         A1        $ 5,000                            $ 5,033
6.625% 10/31/01

Bank of New York                  A1         5,000                              4,965
Institutional Capital Trust
A 7.78% 12/1/26 (f)

BankAmerica Corp. 10% 2/1/03      Aa3        350                                390

BanPonce Financial Corp.:

6.69% 9/21/00                     A3         2,250                              2,266

6.75% 8/9/01                      A3         3,850                              3,858

6.88% 6/16/00                     A3         2,500                              2,522

Barclays Bank PLC yankee:

5.875% 7/15/00                    A1         4,500                              4,490

5.95% 7/15/01                     A1         5,500                              5,461

Capital One Bank:

6.375% 2/15/03                    Baa3       2,700                              2,640

6.42% 11/12/99                    Baa3       5,000                              5,016

Capital One Financial Corp.       Ba1        2,550                              2,419
7.125% 8/1/08

Central Fidelity Banks, Inc.      A1         9,045                              9,531
8.15% 11/15/02

First Chicago NBD                 A1         6,000                              5,907
Institutional Capital B
7.75% 12/1/26 (f)

First Tennessee National          Baa1       720                                717
Corp. 6.75% 11/15/05

Kansallis-Osake-Pankki (NY        A3         710                                772
Branch) yankee 10% 5/1/02

Korea Development Bank:

6.625% 11/21/03                   Baa3       1,825                              1,735

7.125% 9/17/01                    Baa3       545                                538

MBNA Corp.:

6.34% 6/2/03                      Baa2       850                                837

6.875% 11/15/02                   Baa2       3,700                              3,703

NB Capital Trust IV 8.25%         Aa2        3,315                              3,469
4/15/27

Provident Bank 6.125% 12/15/00    A3         3,420                              3,408

Summit Bancorp 8.625% 12/10/02    BBB+       1,250                              1,332

Union Planters Corp. 6.75%        Baa2       400                                393
11/1/05

Wachovia Corp. 6.605% 10/1/25     A1         7,550                              7,443

                                                                                78,845

CREDIT & OTHER FINANCE - 2.0%

Ahmanson Capital Trust I          A3         1,700                              1,732
8.36% 12/1/26 (f)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

AMRESCO, Inc.:

9.875% 3/15/05                    Caa3      $ 900                              $ 734

10% 3/15/04                       Caa3       203                                168

Associates Corp. of North         Aa3        2,450                              2,417
America 6% 4/15/03

AT&T Capital Corp.:

6.25% 5/15/01                     Baa3       6,560                              6,500

7.5% 11/15/00                     Baa3       4,940                              4,992

BankBoston Capital Trust II       A2         8,000                              7,791
7.75% 12/15/26

Citigroup, Inc. 5.8% 3/15/04      Aa2        5,000                              4,852

ContiFinancial Corp. 8.125%       Caa1       210                                189
4/1/08

Delta Financial Corp. 9.5%        B3         160                                134
8/1/04

ERP Operating LP 6.55%            A3         850                                848
11/15/01

First Security Capital I          A3         1,280                              1,333
8.41% 12/15/26

First Union Institutional         BBB+       1,300                              1,337
Capital I 8.04% 12/1/26

Fleet Capital Trust II 7.92%      A2         600                                602
12/11/26

Ford Motor Credit Co. 6.5%        A1         3,000                              3,019
2/28/02

GS Escrow Corp. 7.125% 8/1/05     Ba1        4,500                              4,369

Imperial Credit Capital Trust     B2         510                                413
I 10.25% 6/14/02

Imperial Credit Industries        B3         1,500                              1,215
9.875% 1/15/07

Macsaver Financial Services,
Inc.:

7.4% 2/15/02                      Ba1        140                                108

7.6% 8/1/07                       Ba1        490                                382

7.875% 8/1/03                     Ba1        230                                182

Ono Finance PLC 13% 5/1/09        -          340                                340
unit (f)

PX Escrow Corp. 0% 2/1/06 (d)     B3         270                                162

RBF Finance Co.:

11% 3/15/06 (f)                   Ba3        470                                472

11.375% 3/15/09 (f)               Ba3        240                                242

Spieker Properties LP:

6.8% 5/1/04                       Baa2       810                                796

6.875% 2/1/05                     Baa2       11,225                             10,954

Sprint Capital Corp.:

5.875% 5/1/04                     Baa1       3,430                              3,326

6.875% 11/15/28                   Baa1       2,155                              2,006

6.9% 5/1/19                       Baa1       2,855                              2,697

Trizec Finance Ltd. yankee        Baa3       895                                973
10.875% 10/15/05

                                                                                65,285

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

FINANCE - CONTINUED

INSURANCE - 0.0%

Willis Corroon Corp. 9%           Ba3       $ 690                              $ 666
2/1/09 (f)

SAVINGS & LOANS - 0.1%

Long Island Savings Bank FSB      Baa3       1,700                              1,695
6.2% 4/2/01

TOTAL FINANCE                                                                   146,491

HEALTH - 0.2%

MEDICAL EQUIPMENT & SUPPLIES
- 0.0%

Wright Medical Technology,        Caa3       1,191                              774
Inc. 11.75% 7/1/00 (g)

MEDICAL FACILITIES MANAGEMENT
- 0.2%

Fountain View, Inc. 11.25%        Caa1       700                                588
4/15/08

Harborside Healthcare Corp.       B3         585                                225
0% 8/1/08 (d)

Mariner Post-Acute Network,       B3         920                                322
Inc. 9.5% 11/1/07

Oxford Health Plans, Inc. 11%     Caa1       860                                890
5/15/05 (f)

Tenet Healthcare Corp.:

7.625% 6/1/08                     Ba1        160                                152

7.875% 1/15/03                    Ba1        860                                849

8% 1/15/05                        Ba1        760                                746

8.125% 12/1/08                    Ba3        1,610                              1,538

                                                                                5,310

TOTAL HEALTH                                                                    6,084

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

ELECTRICAL EQUIPMENT - 0.1%

Motors & Gears, Inc. 10.75%       B3         1,570                              1,578
11/15/06

Telex Communications, Inc.        B2         550                                424
10.5% 5/1/07

                                                                                2,002

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.2%

Applied Power, Inc. 8.75%         B1         360                                348
4/1/09

Morris Material Handling,         B2         1,090                              600
Inc. 9.5% 4/1/08

Thermadyne Holdings Corp. 0%      Caa1       1,080                              540
6/1/08 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Thermadyne Manufacturing LLC      B3        $ 940                              $ 881
9.875% 6/1/08

Tyco International Group SA       Baa1       4,000                              3,988
yankee 6.125% 6/15/01

                                                                                6,357

POLLUTION CONTROL - 0.0%

Envirosource, Inc. 9.75%          Caa3       700                                448
6/15/03

IT Group, Inc. (The) 11.25%       B3         290                                287
4/1/09 (f)

                                                                                735

TOTAL INDUSTRIAL MACHINERY &                                                    9,094
EQUIPMENT

MEDIA & LEISURE - 1.9%

BROADCASTING - 1.3%

ACME Television LLC/ACME          B3         360                                304
Financial Corp. 0% 9/30/04
(d)

Adelphia Communications Corp.:

7.75% 1/15/09 (f)                 B1         1,220                              1,153

9.875% 3/1/05                     B1         2,235                              2,347

9.875% 3/1/07                     B1         720                                763

Ascent Entertainment Group,       B3         2,350                              1,692
Inc. 0% 12/15/04 (d)

Central European Media            Caa1       150                                128
Enterprises Ltd. 9.375%
8/15/04

Century Communications Corp.,     Ba3        980                                436
Series B, 0% 1/15/08

Charter Communications
Holdings LLC/Charter
Communications Holdings
Capital Corp.:

0% 4/1/11 (d)(f)                  B2         640                                395

8.625% 4/1/09 (f)                 B2         790                                772

Continental Cablevision, Inc.:

8.3% 5/15/06                      Baa3       1,640                              1,775

9% 9/1/08                         Baa3       2,510                              2,860

Diamond Cable Communications      B3         590                                463
PLC 0% 2/15/07 (d)

EchoStar DBS Corp. 9.375%         B2         1,720                              1,731
2/1/09 (f)

Golden Sky DBS, Inc. 0%           Caa1       420                                248
3/1/07 (d)(f)

International Cabletel, Inc.      B3         2,510                              2,184
0% 2/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Iridium Operating LLC/Iridium
Capital Corp.:

10.875% 7/15/05                   Caa3      $ 1,240                            $ 260

11.25% 7/15/05                    Caa3       820                                172

NTL, Inc.:

0% 4/1/08 (d)                     B3         3,580                              2,399

10% 2/15/07                       B3         1,410                              1,481

11.5% 10/1/08 (f)                 B3         610                                657

Olympus Communications            B1         1,690                              1,842
LP/Olympus Capital Corp.
10.625% 11/15/06

Renaissance Media Group           B3         400                                272
LLC/Renaissance Media
Capital Corp. 0% 4/15/08 (d)

Satelites Mexicanos SA de CV:

8.75% 6/30/04 (f)(g)              B1         1,556                              1,470

10.125% 11/1/04                   B3         1,730                              1,384

Spectrasite Holdings, Inc. 0%     -          220                                125
4/15/09 (d)(f)

TCI Communications Financing      A3         1,600                              1,824
III 9.65% 3/31/27

Telewest PLC 0% 10/1/07 (d)       B1         2,205                              1,924

Time Warner, Inc. 6.85%           Baa3       7,120                              7,137
1/15/26

UIH Australia/Pacific, Inc.:

Series B 0% 5/15/06 (d)           B2         3,750                              2,625

Series D 0% 5/15/06 (d)           B2         430                                301

United International              B3         1,760                              1,144
Holdings, Inc. 0% 2/15/08 (d)

                                                                                42,268

ENTERTAINMENT - 0.1%

AMC Entertainment, Inc.:

9.5% 3/15/09                      B3         1,150                              1,098

9.5% 2/1/11                       B3         520                                494

Carmike Cinemas, Inc. 9.375%      B2         480                                469
2/1/09 (f)

Harrahs Operating Co., Inc.       Ba2        1,210                              1,168
7.875% 12/15/05

Premier Parks, Inc.:

0% 4/1/08 (d)                     B3         880                                601

9.25% 4/1/06                      B3         70                                 71

                                                                                3,901

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 0.0%

Marvel Enterprises, Inc. 12%      -         $ 760                              $ 783
6/15/09 (f)

LODGING & GAMING - 0.2%

Circus Circus Enterprises,        Ba2        590                                528
Inc. 7.625% 7/15/13

Horseshoe Gaming LLC:

8.625% 5/15/09 (f)                B2         970                                941

9.375% 6/15/07                    B2         190                                193

Host Marriott LP 8.375%           Ba2        190                                183
2/15/06 (f)

KSL Recreation Group, Inc.        B3         990                                1,000
10.25% 5/1/07

Prime Hospitality Corp.:

9.25% 1/15/06                     Ba2        140                                145

9.75% 4/1/07                      B1         230                                236

Signature Resorts, Inc.:

9.25% 5/15/06                     B2         900                                864

9.75% 10/1/07                     B3         1,590                              1,463

Sun International Hotels          Ba3        560                                563
Ltd./Sun International North
America, Inc. yankee 9%
3/15/07

                                                                                6,116

PUBLISHING - 0.2%

Big Flower Press Holdings,        B2         1,770                              1,717
Inc. 8.875% 7/1/07

News America, Inc. 6.625%         Baa3       615                                595
1/9/08

Time Warner Entertainment Co.     Baa2       2,750                              3,069
LP 8.375% 3/15/23

World Color Press, Inc. 7.75%     B1         570                                533
2/15/09

                                                                                5,914

RESTAURANTS - 0.1%

AFC Enterprises, Inc. 10.25%      B3         660                                677
5/15/07

CKE Restaurants, Inc. 9.125%      B1         690                                661
5/1/09 (f)

Darden Restaurants, Inc.          Baa1       205                                190
6.375% 2/1/06

NE Restaurant, Inc. 10.75%        B3         190                                176
7/15/08

                                                                                1,704

TOTAL MEDIA & LEISURE                                                           60,686

NONDURABLES - 0.7%

BEVERAGES - 0.2%

Seagram Co. Ltd. yankee           Baa3       450                                407
6.875% 9/1/23

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

NONDURABLES - CONTINUED

BEVERAGES - CONTINUED

Seagram JE & Sons, Inc.:

6.625% 12/15/05                   Baa3      $ 4,595                            $ 4,492

7.6% 12/15/28                     Baa3       1,000                              995

                                                                                5,894

FOODS - 0.1%

Aurora Foods, Inc. 8.75%          B1         170                                170
7/1/08

ConAgra, Inc. 7.125% 10/1/26      Baa1       3,600                              3,547

International Home Foods,         B2         180                                191
Inc. 10.375% 11/1/06

                                                                                3,908

HOUSEHOLD PRODUCTS - 0.0%

AKI Holding Corp. 0% 7/1/09       Caa1       180                                69
(d)

AKI, Inc. 10.5% 7/1/08            B2         510                                497

                                                                                566

TOBACCO - 0.4%

Philip Morris Companies, Inc.     A2         10,000                             10,127
6.95% 6/1/06

RJR Nabisco, Inc. 7.375%          Baa2       2,000                              1,979
5/15/03 (f)

                                                                                12,106

TOTAL NONDURABLES                                                               22,474

RETAIL & WHOLESALE - 0.6%

APPAREL STORES - 0.1%

Mothers Work, Inc. 12.625%        B3         160                                166
8/1/05

Specialty Retailers, Inc.:

8.5% 7/15/05                      B1         1,400                              952

9% 7/15/07                        B3         760                                441

                                                                                1,559

DRUG STORES - 0.1%

Rite Aid Corp. 6% 12/15/05 (f)    Baa1       2,000                              1,871

GENERAL MERCHANDISE STORES -
0.3%

Dayton Hudson Corp. 6.4%          A3         425                                424
2/15/03

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Federated Department Stores,
Inc.:

6.79% 7/15/27                     Baa2      $ 7,000                            $ 6,928

8.5% 6/15/03                      Baa2       3,000                              3,190

                                                                                10,542

GROCERY STORES - 0.1%

Fleming Companies, Inc.:

Series B, 10.625% 7/31/07         B3         80                                 75

10.5% 12/1/04                     B3         500                                475

Jitney-Jungle Stores of
America, Inc.:

10.375% 9/15/07                   Caa1       450                                338

12% 3/1/06                        B3         230                                232

Kroger Co. 6% 7/1/00              Baa3       3,530                              3,525

                                                                                4,645

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.0%

Guitar Center, Inc. 11% 7/1/06    B1         530                                554

TM Group Holdings PLC 11%         B3         480                                485
5/15/08 (f)

                                                                                1,039

TOTAL RETAIL & WHOLESALE                                                        19,656

SERVICES - 0.3%

ADVERTISING - 0.1%

Clear Channel Communications,     Baa3       4,200                              3,990
Inc. 7.25% 10/15/27

LEASING & RENTAL - 0.1%

Anthony Crane Rentals             B3         420                                416
LP/Anthony Credit Capital
Corp. 10.375% 8/1/08

AP Holdings, Inc. 0% 3/15/08      Caa2       130                                72
(d)

Apcoa, Inc. 9.25% 3/15/08         Caa1       1,030                              937

Hollywood Entertainment Corp.     B3         838                                834
10.625% 8/15/04

Rent-A-Center, Inc. 11%           B2         680                                695
8/15/08

                                                                                2,954

PRINTING - 0.1%

Sullivan Graphics, Inc.           Caa1       1,810                              1,855
12.75% 8/1/05

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

SERVICES - CONTINUED

SERVICES - 0.0%

Medaphis Corp. 9.5% 2/15/05       Caa1      $ 1,110                            $ 788

SITEL Corp. 9.25% 3/15/06         B3         230                                202

                                                                                990

TOTAL SERVICES                                                                  9,789

TECHNOLOGY - 0.7%

COMMUNICATIONS EQUIPMENT - 0.0%

Jordan Telecommunication
Products, Inc.:

0% 8/1/07 (d)                     B3         550                                470

9.875% 8/1/07                     B3         290                                289

                                                                                759

COMPUTER SERVICES & SOFTWARE
- 0.0%

Concentric Network Corp.          -          260                                273
12.75% 12/15/07

DecisionOne Corp. 9.75%           B3         620                                16
8/1/07 (c)

DecisionOne Holdings Corp. 0%     Caa1       740                                2
8/1/08 unit (c)(d)

Rhythms NetConnections, Inc.:

0% 5/15/08 (d)                    -          1,125                              585

12.75% 4/15/09 (f)                -          500                                470

                                                                                1,346

COMPUTERS & OFFICE EQUIPMENT
- 0.5%

Comdisco, Inc.:

5.75% 2/15/01                     Baa1       6,000                              5,943

5.95% 4/30/02                     Baa1       2,500                              2,460

6.1% 6/5/01                       Baa1       3,000                              2,986

6.375% 11/30/01                   Baa1       4,500                              4,498

                                                                                15,887

ELECTRONIC INSTRUMENTS - 0.1%

Telecommunications Techniques     B3         1,620                              1,620
Co. LLC 9.75% 5/15/08

ELECTRONICS - 0.1%

Communications Instruments,       B3         400                                368
Inc. 10% 9/15/04

Fairchild Semiconductor Corp.:

10.125% 3/15/07                   B3         160                                159

10.375% 10/1/07 (f)               B3         720                                722

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Hadco Corp. 9.5% 6/15/08          B2        $ 870                              $ 844

Insilco Corp. 12% 8/15/07         B3         600                                597

Micron Technology, Inc. 6.5%      B3         1,000                              783
9/30/05 (h)

                                                                                3,473

TOTAL TECHNOLOGY                                                                23,085

TRANSPORTATION - 0.6%

AIR TRANSPORTATION - 0.1%

Atlas Air, Inc. 8.77% 1/2/11      Ba3        790                                787

Delta Air Lines, Inc.             Baa1       690                                721
equipment trust certificate
8.54% 1/2/07

Kitty Hawk, Inc. 9.95%            B1         1,960                              1,921
11/15/04

                                                                                3,429

RAILROADS - 0.5%

Burlington Northern Santa Fe
Corp.:

6.875% 12/1/27                    Baa2       5,000                              4,727

7.29% 6/1/36                      Baa2       4,360                              4,452

Norfolk Southern Corp. 7.05%      Baa1       5,800                              5,914
5/1/37

                                                                                15,093

SHIPPING - 0.0%

Holt Group, Inc. 9.75%            Caa1       1,370                              891
1/15/06 (f)

TOTAL TRANSPORTATION                                                            19,413

UTILITIES - 2.8%

CELLULAR - 1.0%

Cable & Wireless                  Baa1       7,370                              7,269
Communications PLC  6.375%
3/6/03

Cellnet Data Systems, Inc. 0%     -          2,530                              1,050
10/1/07 (d)

Dial Call Communications,         B2         350                                357
Inc. 10.25% 12/15/05

McCaw International Ltd. 0%       Caa1       5,710                              3,569
4/15/07 (d)

Millicom International            Caa1       9,490                              7,070
Cellular SA 0% 6/1/06 (d)

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

CELLULAR - CONTINUED

Nextel Communications, Inc.:

0% 9/15/07 (d)                    B2        $ 630                              $ 441

0% 2/15/08 (d)                    B2         3,780                              2,504

9.75% 8/15/04                     B2         530                                541

Nextel International, Inc. 0%     Caa1       2,350                              1,246
4/15/08 (d)

Orbital Imaging Corp.:

11.625% 3/1/05                    -          300                                276

11.625% 3/1/05 (f)                -          250                                228

Orion Network Systems, Inc.       B1         3,650                              1,825
0% 1/15/07 (d)

PageMart Nationwide, Inc. 0%      B3         1,130                              915
2/1/05 (d)

PageMart Wireless, Inc. 0%        Caa2       2,390                              717
2/1/08 (d)

Rogers Communications, Inc.       B2         2,110                              2,173
8.875% 7/15/07

Telesystem International
Wireless, Inc.:

0% 6/30/07 (d)                    Caa1       1,410                              804

0% 11/1/07 (d)                    Caa1       1,290                              645

Teligent, Inc.:

0% 3/1/08 (d)                     Caa1       1,795                              1,032

11.5% 12/1/07                     Caa1       200                                198

                                                                                32,860

ELECTRIC UTILITY - 0.5%

Avon Energy Partners Holdings     Baa2       3,500                              3,384
6.46% 3/4/08 (f)

DR Investments UK PLC yankee      A2         5,000                              5,055
7.1% 5/15/02 (f)

Israel Electric Corp. Ltd.        A3         7,040                              6,370
7.75% 12/15/27 (f)

Texas Utilities Co. 6.375%        Baa3       2,780                              2,698
1/1/08

                                                                                17,507

GAS - 0.3%

CMS Panhandle Holding Co.:

6.125% 3/15/04 (f)                Baa3       1,550                              1,519

7% 7/15/29 (f)                    Baa3       1,150                              1,095

Columbia Gas System, Inc.         A3         6,000                              6,025
6.61% 11/28/02

                                                                                8,639

TELEPHONE SERVICES - 1.0%

Alestra S. de R.L. de CV          B2         400                                378
12.625% 5/15/09 (f)

Call-Net Enterprises, Inc.        B2         790                                752
9.375% 5/15/09

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Covad Communications Group,
Inc.:

0% 3/15/08 (d)                    B3        $ 980                              $ 529

12.5% 2/15/09                     B3         570                                546

DTI Holdings, Inc. 0% 3/1/08      -          300                                119
(d)

GCI, Inc. 9.75% 8/1/07            B2         290                                289

GST Network Funding, Inc. 0%      -          1,360                              772
5/1/08 (d)(f)

GST Telecommunications, Inc.      -          1,060                              1,113
12.75% 11/15/07

Hermes Europe Railtel BV          B3         560                                571
10.375% 1/15/09

ICG Holdings, Inc. 0% 9/15/05     -          880                                766
(d)

ICG Services, Inc.:

0% 2/15/08 (d)                    -          2,820                              1,636

0% 5/1/08 (d)                     -          190                                107

Intermedia Communications,        B3         1,080                              624
Inc.  0% 3/1/09 (d)(f)

IXC Communications, Inc. 9%       B3         1,830                              1,766
4/15/08

KMC Telecom Holdings, Inc.:

0% 2/15/08 (d)                    Caa2       1,060                              564

13.5% 5/15/09 (f)                 Caa2       510                                510

Logix Communications              -          930                                846
Enterprises, Inc.  12.25%
6/15/08

MCI WorldCom, Inc.:

6.4% 8/15/05                      Baa2       4,000                              3,919

8.875% 1/15/06                    Baa2       5,667                              6,049

Metromedia Fiber Network,         B2         850                                880
Inc. 10% 11/15/08

NEXTLINK Communications, Inc.:

0% 6/1/09 (d)                     B3         1,030                              569

10.75% 6/1/09                     B3         560                                561

Pathnet, Inc. 12.25% 4/15/08      -          820                                459

Telecomunicaciones de P R,        Baa2       1,985                              1,938
Inc.  6.65% 5/15/06 (f)

WinStar Communications, Inc.:

0% 10/15/05 (d)                   Caa1       660                                538

0% 10/15/05 (d)                   Caa1       2,070                              2,712

0% 3/15/08 (d)                    CCC        1,275                              1,052

10% 3/15/08                       CCC        1,140                              946

CORPORATE BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

NONCONVERTIBLE BONDS -
CONTINUED

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

WinStar Communications, Inc.:
- continued

15% 3/1/07                        CCC       $ 170                              $ 180

Winstar Equipment Corp. 12.5%     B3         60                                 60
3/15/04

                                                                                31,751

TOTAL UTILITIES                                                                 90,757

TOTAL NONCONVERTIBLE BONDS                                                      465,825

TOTAL CORPORATE BONDS                                                           471,491
(Cost $486,092)

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 4.6%



U.S. GOVERNMENT AGENCY
OBLIGATIONS - 1.0%

Fannie Mae 5.125% 2/13/04         Aaa        4,400                              4,238

Farm Credit Systems Financial     Aaa        3,400                              3,811
Assistance Corp. 9.375%
7/21/03

Federal Agricultural Mortgage     Aaa        1,720                              1,777
Corp. 7.01% 2/10/04

Federal Home Loan Bank:

7.36% 7/1/04                      Aaa        1,590                              1,672

7.38% 8/5/04                      Aaa        3,790                              3,991

7.56% 9/1/04                      Aaa        5,530                              5,864

7.7% 9/20/04                      Aaa        1,170                              1,249

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class 1-C, 9.25% 11/15/01         Aaa        1,113                              1,166

Class 2-E 9.4% 5/15/02            Aaa        1,063                              1,110

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04      Aaa        312                                305

Series 1993 D, 5.23% 5/15/05      Aaa        551                                538

Series 1994 A, 7.12% 4/15/06      Aaa        566                                581

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Trade Trust            Aaa       $ 467                              $ 489
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 B, 7.5% 1/26/06

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%            Aaa        1,520                              1,530
8/15/04 (callable)

Series 1996-A1, 6.726%            -          5,000                              5,069
9/15/10 (callable)

TOTAL U.S. GOVERNMENT AGENCY                                                    33,390
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
3.6%

U.S. Treasury Bonds:

5.25% 11/15/28                    Aaa        2,215                              2,005

7.625% 2/15/25                    Aaa        7,000                              8,398

8.75% 5/15/17                     Aaa        10,700                             13,733

8.875% 8/15/17                    Aaa        5,030                              6,532

9.875% 11/15/15                   Aaa        16,585                             23,007

14% 11/15/11                      Aaa        2,695                              3,980

U.S. Treasury Notes:

5.5% 5/15/09                      Aaa        500                                495

6.5% 5/31/02                      Aaa        1,800                              1,844

7% 7/15/06                        Aaa        51,540                             55,043

TOTAL U.S. TREASURY                                                             115,037
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                       148,427
GOVERNMENT AGENCY OBLIGATIONS
(Cost $152,973)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 9.0%



FANNIE MAE - 7.1%

5.5% 2/1/11 to 4/1/11             Aaa        14,486                             13,880

6% 6/1/11 to 1/1/29               Aaa        53,906                             51,844

6.5% 2/1/24 to 12/1/28            Aaa        140,194                            137,033

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

6.5% 6/1/29                       Aaa       $ 20,000                           $ 19,550

7% 12/1/23 to 1/1/29              Aaa        7,565                              7,570

TOTAL FANNIE MAE                                                                229,877

FREDDIE MAC - 0.1%

7% 4/1/01 to 1/21/02              Aaa        1,213                              1,223

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.8%

6.5% 5/15/28 to 5/15/29           Aaa        15,001                             14,631

7% 12/15/25 to 7/15/28            Aaa        2,316                              2,316

7.5% 2/15/23 to 8/15/28           Aaa        33,259                             34,028

8% 11/15/21 to 12/15/26           Aaa        8,185                              8,515

TOTAL GOVERNMENT NATIONAL                                                       59,490
MORTGAGE ASSOCIATION

TOTAL U.S. GOVERNMENT AGENCY                                                    290,590
- MORTGAGE SECURITIES
(Cost $294,897)

ASSET-BACKED SECURITIES - 1.1%



Airplanes Pass Through Trust      Ba2        1,040                              988
10.875% 3/15/19

American Express Credit           A1         1,600                              1,579
Account Master Trust 6.1%
12/15/06

Chase Manhattan Grantor Trust:

6.61% 9/15/02                     Aaa        1,960                              1,971

6.76% 9/15/02                     A3         490                                493

Chevy Chase Auto Receivables
Trust:

5.9% 7/15/03                      Aaa        1,877                              1,878

5.91% 12/15/04                    Aaa        1,117                              1,119

6.6% 12/15/02                     Aaa        588                                592

Discover Card Master Trust I      A2         2,000                              1,971
5.85% 11/16/04

Ford Credit Auto Owner Trust:

6.2% 12/15/02                     Baa3       1,970                              1,943

6.4% 5/15/02                      A1         2,710                              2,701

6.4% 12/15/02                     Baa3       1,090                              1,073

Green Tree Financial Corp.        Aaa        105                                105
6.1% 4/15/27

Key Auto Finance Trust:

6.3% 10/15/03                     A2         1,955                              1,955

6.65% 10/15/03                    Baa3       573                                576

ASSET-BACKED SECURITIES -
CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

MBNA Master Credit Card Trust     Aaa       $ 9,000                            $ 9,124
II 6.55% 1/15/07

Premier Auto Trust 5.59%          Aaa        5,000                              4,923
2/9/04

Sears Credit Account Master       Aaa        3,140                              3,148
Trust II 6.5% 10/15/03

TOTAL ASSET-BACKED SECURITIES                                                    36,139
(Cost $36,201)

COMMERCIAL MORTGAGE
SECURITIES - 0.9%



Berkeley Federal Bank & Trust     -          1,836                              1,283
FSB Series 1994 Class 1-B
7.6128% 8/1/24 (f)(g)

CS First Boston Mortgage
Securities Corp.:

Series 1997 C2 Class D, 7.27%     Baa2       3,070                              2,792
1/17/35

Series 1998 FLI Class E,          Baa2       5,360                              5,249
5.7513% 1/10/13 (f)(g)

5.4013% 12/10/00 (f)(g)           A2         2,400                              2,373

DLJ Mortgage Acceptance Corp.     -          700                                679
Series 1993-MF12 Class B-2,
10.1% 9/18/03 (f)

First Chicago/Lennar Trust I
Series 1997-CHL1:

Class D, 8.0984% 4/13/39 (g)      -          700                                580

Class E, 8.0984% 4/1/39 (g)       -          650                                474

General Motors Acceptance         Ba3        500                                390
Corp. Commercial Mortgage
Securities, Inc. Series
1996-C1 Class F, 7.86%
10/15/28 (f)

GS Mortgage Securities Corp.      Baa3       2,600                              2,326
II Series 1998-GLII Class E,
7.1905% 4/13/31 (f)(g)

Morgan Stanley Capital I, Inc.:

Series 1996-MBL1 Class E,         -          730                                708
8.2731% 5/25/21 (f)(g)

Series 1998 CF1:

Class D, 7.35% 1/15/12            Baa2       2,451                              2,294

Class E, 7.35% 12/15/12           Baa3       850                                726

Penn Mutual Life Insurance        -          1,250                              801
Co. (The)/Penn Insurance &
Annuity Co. Series 1996-PML
Class K, 7.9% 11/15/26 (f)

Resolution Trust Corp. Series     Ba3        231                                187
1991 M2 Class A3, 7.2498%
9/25/20 (g)

Structured Asset Securities
Corp.:

sequential pay Series 1996        AAA        629                                626
Class A-2A, 7.75% 2/25/28

Series 1993-C1 Class E, 6.6%      B          500                                300
10/25/24 (f)

COMMERCIAL MORTGAGE
SECURITIES - CONTINUED

MOODY'S RATINGS (UNAUDITED) (J)             PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

Structured Asset Securities
Corp.: - continued

Series 1995-C1 Class E,           BB        $ 1,000                            $ 931
7.375% 9/25/24 (f)

Thirteen Affiliates of            Aaa        4,500                              4,418
General Growth Properties,
Inc. sequential pay Series 1
Class A2, 6.602% 12/15/10 (f)

Wells Fargo Capital Markets       Aaa        1,727                              1,723
Apartment Financing Trust
Series APT Class 1, 6.56%
12/29/05 (f)

TOTAL COMMERCIAL MORTGAGE                                                       28,860
SECURITIES
(Cost $29,274)

FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 0.5% (I)



Korean Republic:

8.75% 4/15/03                     Baa3       1,890                              1,981

8.875% 4/15/08                    Baa3       4,190                              4,433

Malaysian Government yankee       Baa3       1,555                              1,556
8.75% 6/1/09

Quebec Province yankee 6.86%      A2         8,000                              8,220
4/15/26 (e)

TOTAL FOREIGN GOVERNMENT AND                                                    16,190
GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,687)

SUPRANATIONAL OBLIGATIONS -
0.1%



Inter American Development        Aaa        4,000                              3,988
Bank yankee 6.29% 7/16/27
(Cost $3,975)


CASH EQUIVALENTS - 7.1%

                               SHARES

Taxable Central Cash Fund (b)   229,691,455                229,691
(Cost $229,691)

TOTAL INVESTMENT IN                          $ 3,242,752
SECURITIES - 100%
(Cost $2,730,278)

SECURITY TYPE ABBREVIATIONS

ACES  - AUTOMATIC COMMON
        EXCHANGE SECURITIES
PIES  - PREMIUM INCOME
        EQUITY SECURITIES
QUIPS - QUARTERLY INCOME
        PREFERRED SECURITIES

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $95,447,000 or 3.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additonal information on each holding is as follows:

SECURITY                      ACQUISITION DATE  ACQUISITION COST (000S)

Micron Technology, Inc. 6.5%  3/3/99            $ 774
9/30/05

Mothers Work, Inc.            6/18/98           $ 1

(i) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment advisor, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(j) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        18.5%      AAA, AA, A    17.7%

Baa               6.5%       BBB           6.8%

Ba                0.7%       BB            0.8%

B                 3.1%       B             3.4%

Caa               1.0%       CCC           0.5%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.4% of the total value of investment in securities.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $2,732,991,000. Net unrealized appreciation aggregated $509,761,000, of which $580,703,000 related to appreciated investment securities and $70,942,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                        AMOUNTS IN THOUSANDS (EXCEPT
                          PER-SHARE AMOUNTS) MAY 31,
                           1999

ASSETS

Investment in securities, at             $ 3,242,752
value (cost $2,730,278) -
See accompanying schedule

Cash                                      12

Receivable for investments                973
sold

Receivable for fund shares                4,198
sold

Dividends receivable                      5,038

Interest receivable                       13,667

Other receivables                         355

 TOTAL ASSETS                             3,266,995

LIABILITIES

Payable for investments        $ 30,619
purchased

Payable for fund shares         5,375
redeemed

Accrued management fee          1,187

Distribution fees payable       1,391

Other payables and accrued      635
expenses

 TOTAL LIABILITIES                        39,207

NET ASSETS                               $ 3,227,788

Net Assets consist of:

Paid in capital                          $ 2,559,180

Undistributed net investment              14,488
income

Accumulated undistributed net             141,658
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               512,462
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 3,227,788

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                    AMOUNTS IN THOUSANDS (EXCEPT
                      PER-SHARE AMOUNTS) MAY 31,
                      1999

CALCULATION OF MAXIMUM             $19.01
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($38,889
(divided by) 2,046 shares)

Maximum offering price per         $20.17
share (100/94.25 of $19.01)

CLASS T: NET ASSET VALUE and       $19.05
redemption price per share
($2,979,430 (divided by)
156,438 shares)

Maximum offering price per         $19.74
share (100/96.50 of $19.05)

CLASS B: NET ASSET VALUE and       $18.92
offering price per share
($99,474 (divided by) 5,257
shares) A

CLASS C: NET ASSET VALUE and       $18.93
offering price per share
($39,090 (divided by) 2,065
shares) A

INSTITUTIONAL CLASS: NET           $19.14
ASSET VALUE, offering price
and redemption price   per
share ($70,905 (divided by)
3,705 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                           AMOUNTS IN THOUSANDS  SIX
                           MONTHS ENDED MAY 31, 1999

INVESTMENT INCOME                          $ 18,272
Dividends

Interest                                    40,034

 TOTAL INCOME                               58,306

EXPENSES

Management fee                   $ 6,979

Transfer agent fees               2,681

Distribution fees                 8,103

Accounting fees and expenses      446

Non-interested trustees'          10
compensation

Custodian fees and expenses       46

Registration fees                 124

Audit                             21

Legal                             6

Interest                          1

Miscellaneous                     10

 Total expenses before            18,427
reductions

 Expense reductions               (193)     18,234

NET INVESTMENT INCOME                       40,072

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            144,101

 Foreign currency transactions    18        144,119

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            4,122

 Assets and liabilities in        (26)      4,096
foreign currencies

NET GAIN (LOSS)                             148,215

NET INCREASE (DECREASE) IN                 $ 188,287
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  ONE MONTH ENDED NOVEMBER 30,  YEAR ENDED OCTOBER 31,
                                                              1998                          1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 40,072                       $ 7,198                       $ 83,171
income

 Net realized gain (loss)       144,119                        7,162                         324,897

 Change in net unrealized       4,096                          90,492                        (33,461)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     188,287                        104,852                       374,607
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (39,341)                       -                             (86,685)
From net investment income

 From net realized gain         (283,306)                      -                             (198,222)

 TOTAL DISTRIBUTIONS            (322,647)                      -                             (284,907)

Share transactions -  net       210,427                        (4,387)                       (2,113)
increase (decrease)

  TOTAL INCREASE (DECREASE)     76,067                         100,465                       87,587
 IN NET ASSETS

NET ASSETS

 Beginning of period            3,151,721                      3,051,256                     2,963,669

 End of period (including      $ 3,227,788                    $ 3,151,721                   $ 3,051,256
undistributed net investment
income of $14,488,  $13,757
and $6,423, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                                 1999                      1998 H                   1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 19.91                   $ 19.25                  $ 18.75   $ 16.04   $ 15.22
of period

Income from Investment
Operations

Net investment income D           .26                       .05                      .53       .48       .08

Net realized and unrealized       .88                       .61                      1.80      2.83      .88
gain (loss)

Total from investment             1.14                      .66                      2.33      3.31      .96
operations

Less Distributions

From net investment income        (.26)                     -                        (.57)     (.49)     (.14)

From net realized gain            (1.78)                    -                        (1.26)    (.11)     -

Total distributions               (2.04)                    -                        (1.83)    (.60)     (.14)

Net asset value, end of period   $ 19.01                   $ 19.91                  $ 19.25   $ 18.75   $ 16.04

TOTAL RETURN B, C                 6.28%                     3.43%                    13.04%    20.99%    6.34%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 39                      $ 17                     $ 16      $ 8       $ 1
(in millions)

Ratio of expenses to average      .93% A                    1.02% A                  1.05%     1.41% F   1.50% A, F
net assets

Ratio of expenses to average      .90% A, G                 1.02% A                  1.02% G   1.40% G   1.49% A, G
net assets after expense
reductions

Ratio of net investment           2.79% A                   3.13% A                  2.76%     2.68%     3.07% A
income to average net assets

Portfolio turnover                97% A                     73% A                    85%       70%       223%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30

 FINANCIAL HIGHLIGHTS - CLASS T  SIX MONTHS ENDED MAY 31,
                                                           YEARS ENDED OCTOBER 31,

                                 1999                      1998 F                   1998      1997     1996      1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.96                   $ 19.30                  $ 18.79   $ 16.07  $ 15.30   $ 14.67
period

Income from Investment
Operations

Net investment income             .24 D                     .05 D                    .51 D     .53 D    .51 D     .59

Net realized and unrealized       .87                       .61                      1.80      2.84     .88       .54
gain (loss)

Total from investment             1.11                      .66                      2.31      3.37     1.39      1.13
operations

Less Distributions

From net investment income        (.24)                     -                        (.54)     (.54)    (.59)     (.50)

In excess of net investment       -                         -                        -         -        -         -
income

From net realized gain            (1.78)                    -                        (1.26)    (.11)    (.03)     -

Return of capital                 -                         -                        -         -        -         -

 Total distributions              (2.02)                    -                        (1.80)    (.65)    (.62)     (.50)

Net asset value, end of period   $ 19.05                   $ 19.96                  $ 19.30   $ 18.79  $ 16.07   $ 15.30

TOTAL RETURN B, C                 6.09%                     3.42%                    12.90%    21.36%   9.30%     7.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,979                   $ 2,993                  $ 2,903   $ 2,901  $ 2,993   $ 3,441
millions)

Ratio of expenses to average      1.16% A                   1.22% A                  1.16%     1.17%    1.26%     1.47%
net assets

Ratio of expenses to average      1.15% A, E                1.22% A                  1.15% E   1.17%    1.25% E   1.46% E
net assets after  expense
reductions

Ratio of net investment           2.54% A                   2.92% A                  2.68%     2.98%    3.32%     3.99%
income to average net assets

Portfolio turnover                97% A                     73% A                    85%       70%      223%      297%



 FINANCIAL HIGHLIGHTS - CLASS T


                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.91
period

Income from Investment
Operations

Net investment income             .38

Net realized and unrealized       (.79)
gain (loss)

Total from investment             (.41)
operations

Less Distributions

From net investment income        (.28)

In excess of net investment       (.02)
income

From net realized gain            (.49)

Return of capital                 (.04)

 Total distributions              (.83)

Net asset value, end of period   $ 14.67

TOTAL RETURN B, C                 (2.69)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 3,129
millions)

Ratio of expenses to average      1.59%
net assets

Ratio of expenses to average      1.58% E
net assets after  expense
reductions

Ratio of net investment           3.79%
income to average net assets

Portfolio turnover                202%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F ONE MONTH ENDED NOVEMBER 30

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                                 1999                      1998 G                   1998      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.86                   $ 19.21                  $ 18.71   $ 16.36
period

Income from Investment
Operations

Net investment income D           .18                       .04                      .38       .29

Net realized and unrealized       .86                       .61                      1.81      2.38
gain (loss)

Total from investment             1.04                      .65                      2.19      2.67
operations

Less Distributions

From net investment income        (.20)                     -                        (.43)     (.32)

From net realized gain            (1.78)                    -                        (1.26)    -

Total distributions               (1.98)                    -                        (1.69)    (.32)

Net asset value, end of period   $ 18.92                   $ 19.86                  $ 19.21   $ 18.71

TOTAL RETURN B, C                 5.73%                     3.38%                    12.25%    16.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 99                      $ 57                     $ 51      $ 16
millions)

Ratio of expenses to average      1.71% A                   1.80% A                  1.74%     2.12% A
net assets

Ratio of expenses to average      1.69% A, F                1.80% A                  1.73% F   2.11% A, F
net assets after expense
reductions

Ratio of net investment           1.99% A                   2.35% A                  2.02%     1.88% A
income to average net assets

Portfolio turnover                97% A                     73% A                    85%       70%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1997.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                                 1999                      1998 H                   1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.88                   $ 19.22                  $ 19.05
period

Income from Investment
Operations

Net investment income D           .19                       .04                      .36

Net realized and unrealized       .83                       .62                      1.56
gain (loss)

Total from investment             1.02                      .66                      1.92
operations

Less Distributions

From net investment income        (.19)                     -                        (.49)

From net realized gain            (1.78)                    -                        (1.26)

Total distributions               (1.97)                    -                        (1.75)

Net asset value, end of period   $ 18.93                   $ 19.88                  $ 19.22

TOTAL RETURN B, C                 5.61%                     3.43%                    10.62%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 39                      $ 21                     $ 20
millions)

Ratio of expenses to average      1.67% A                   1.77% A                  1.80% A, F
net assets

Ratio of expenses to average      1.66% A, G                1.76% A, G               1.79% A, G
net assets after expense
reductions

Ratio of net investment           2.03% A                   2.37% A                  1.89% A
income to average  net assets

Portfolio turnover                97% A                     73% A                    85%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED MAY 31,  YEARS ENDED OCTOBER 31,

                               1999                      1998 H                   1998     1997     1996      1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 20.03                   $ 19.35                  $ 18.85  $ 16.11  $ 15.40   $ 15.23
period

Income from Investment
Operations

Net investment  income          .28 D                     .05 D                    .60 D    .61 D    .54 D     .25

Net realized and  unrealized    .90                       .63                      1.81     2.86     .87       .09
gain (loss)

Total from investment           1.18                      .68                      2.41     3.47     1.41      .34
operations

Less Distributions

From net investment income      (.29)                     -                        (.65)    (.62)    (.67)     (.17)

From net  realized gain         (1.78)                    -                        (1.26)   (.11)    (.03)     -

Total distributions             (2.07)                    -                        (1.91)   (.73)    (.70)     (.17)

Net asset value,  end of       $ 19.14                   $ 20.03                  $ 19.35  $ 18.85  $ 16.11   $ 15.40
period

TOTAL RETURN B, C               6.46%                     3.51%                    13.45%   21.97%   9.41%     2.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 71                      $ 63                     $ 61     $ 39     $ 22      $ 1
millions)

Ratio of expenses to average    .64% A                    .66% A                   .65%     .69%     1.06%     .92% A, F
net assets

Ratio of expenses to average    .63% A, G                 .66% A                   .63% G   .69%     1.03% G   .91% A, G
net assets after expense
reductions

Ratio of net investment         3.06% A                   3.48% A                  3.15%    3.42%    3.54%     4.54% A
income to average net assets

Portfolio turnover              97% A                     73% A                    85%      70%      223%      297%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) (formerly a fund of Fidelity Advisor Series II) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at each period's end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

2. OPERATING POLICIES - CONTINUED

DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had $784,000 invested in restricted securities.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $1,473,206,000 and $1,626,310,000, respectively, of which U.S. government and government agency obligations aggregated
$259,874,000 and $220,045,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 34,000     $ -

CLASS T    7,534,000    54,000

CLASS B    386,000      290,000

CLASS C    149,000      117,000

          $ 8,103,000  $ 461,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

           PAID TO FDC  RETAINED BY FDC

CLASS A    $ 156,000    $ $61,000

CLASS T     515,000      146,000

CLASS B     96,000       96,000*

CLASS C     6,000        6,000*

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 27,000     .20

CLASS T                 2,495,000   .17

CLASS B                 80,000      .21

CLASS C                 26,000      .18

INSTITUTIONAL CLASS     53,000      .16

                       $ 2,681,000

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $112,000 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $3,482,000. The weighted average interest rate was 5.17%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $183,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $7,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 3,000

7. BENEFICIAL INTEREST.

At the end of the period, two shareholders were record owners of approximately 22% of the total outstanding shares of the fund.

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS

                            SIX MONTHS  ONE MONTH           YEAR ENDED
                            ENDED       ENDED               OCTOBER 31, 1998 A
                            MAY 31,     NOVEMBER 30, 1998
                            1999

FROM NET INVESTMENT INCOME

Class A                     $ 310       $ -                 $ 338

Class T                      37,096      -                   83,919

Class B                      688         -                   696

Class C                      257         -                   203

Institutional Class          990         -                   1,529

Total                       $ 39,341    $ -                 $ 86,685

FROM NET REALIZED GAIN

Class A                     $ 1,512     $ -                 $ 553

Class T                      269,023     -                   193,978

Class B                      5,204       -                   1,214

Class C                      1,905       -                   13

Institutional Class          5,662       -                   2,464

Total                       $ 283,306   $ -                 $ 198,222

Total                       $ 322,647   $ -                 $ 284,907


A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

9. SHARE TRANSACTIONS.

Share transactions for each class of shares were as follows:

AMOUNTS IN THOUSANDS            SHARES

                                                ONE MONTH           YEAR ENDED OCTOBER 31,
                                SIX MONTHS      ENDED NOVEMBER 30,
                                 ENDED MAY 31,

                                1999            1998                1998A



CLASS A Shares sold              1,241           55                  505

Reinvestment of distributions    97              -                   45

Shares redeemed                  (139)           (14)                (147)

Net increase (decrease)          1,199           41                  403

CLASS T Shares sold              16,253          1,793               25,522

Reinvestment of distributions    15,939          -                   14,265

Shares redeemed                  (25,734)        (2,264)             (43,766)

Net increase (decrease)          6,458           (471)               (3,979)

CLASS B Shares sold              2,778           246                 2,157

Reinvestment of distributions    294             -                   93

Shares redeemed                  (698)           (29)                (437)

Net increase (decrease)          2,374           217                 1,813

CLASS C Shares sold              1,072           47                  1,132

Reinvestment of distributions    91              -                   9

Shares redeemed                  (160)           (49)                (78)

Net increase (decrease)          1,003           (2)                 1,063

INSTITUTIONAL CLASS Shares       716             47                  2,017
sold

Reinvestment of distributions    354             -                   209

Shares redeemed                  (517)           (49)                (1,137)

Net increase (decrease)          553             (2)                 1,089


 A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

9. SHARE TRANSACTIONS - CONTINUED

AMOUNTS IN THOUSANDS            DOLLARS

                                SIX MONTHS     ONE MONTH     YEAR ENDED OCTOBER 31,
                                ENDED MAY 31,  ENDED
                                               NOVEMBER 30,

                                1999           1998          1998 A



CLASS A Shares sold             $ 23,405       $ 1,069       $ 9,665

Reinvestment of distributions    1,757          -             832

Shares redeemed                  (2,613)        (275)         (2,810)

Net increase (decrease)         $ 22,549       $ 794         $ 7,687

CLASS T Shares sold             $ 307,737      $ 35,217      $ 487,737

Reinvestment of distributions    290,900        -             263,355

Shares redeemed                  (484,394)      (44,571)      (837,890)

Net increase (decrease)         $ 114,243      $ (9,354)     $ (86,798)

CLASS B Shares sold             $ 52,234       $ 4,821       $ 41,474

Reinvestment of distributions    5,352          -             1,711

Shares redeemed                  (12,990)       (572)         (8,440)

Net increase (decrease)         $ 44,596       $ 4,249       $ 34,745

CLASS C Shares sold             $ 20,160       $ 924         $ 21,768

Reinvestment of distributions    1,650          -             173

Shares redeemed                  (3,029)        (973)         (1,484)

Net increase (decrease)         $ 18,781       $ (49)        $ 20,457

INSTITUTIONAL CLASS Shares      $ 13,573       $ 933         $ 39,736
sold

Reinvestment of distributions    6,480          -             3,869

Shares redeemed                  (9,795)        (960)         (21,809)

Net increase (decrease)         $ 10,258       $ (27)        $ 21,796


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Fidelity Advisor Balanced Fund as of May 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the six months then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the one month ended November 30, 1998, the year ended October 31, 1998, and the financial highlights for the one month ended November 30, 1998, and for each of the years in the five-year period ended October 31, 1998, were audited by other auditors whose report, dated January 4, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund at May 31, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the six months then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 12, 1999

OTHER FUND INFORMATION

Based on the recommendation of the Audit Committee of Fidelity Advisor Balanced Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal periods ended November 30, 1998, October 31, 1998 and October 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and Pricewaterhouse Coopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse Coopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management &
Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
(U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane, Jr., Vice President

Kevin Grant, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributions Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified
 International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
 Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

AIGI-SANN-0799  80326
1.703550.101

(Fidelity logo Graphic)(registered trademark)

FIDELITY ADVISOR
RETIREMENT GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             8   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    11  A summary of the fund's
                          investments.

INVESTMENTS           12  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR RETIREMENT GROWTH FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999            LIFE OF FUND

FIDELITY ADV RETIREMENT              12.10%
GROWTH - CL A

FIDELITY ADV RETIREMENT              5.65%
GROWTH - CL A   (INCL. 5.75%
SALES CHARGE)

S&P 500(registered trademark)        6.81%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR RETIREMENT GROWTH FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999           LIFE OF FUND

FIDELITY ADV RETIREMENT             11.90%
GROWTH - CL T

FIDELITY ADV RETIREMENT             7.98%
GROWTH - CL T   (INCL. 3.50%
SALES CHARGE)

S&P 500                             6.81%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR RETIREMENT GROWTH FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charge included in the life of fund total return is 5%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999       LIFE OF FUND

FIDELITY ADV RETIREMENT         11.80%
GROWTH - CL B

FIDELITY ADV RETIREMENT         6.80%
GROWTH - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                         6.81%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effects of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FIDELITY ADVISOR RETIREMENT GROWTH FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charge included in the life of fund total return is 1%. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999       LIFE OF FUND

FIDELITY ADV RETIREMENT         11.80%
GROWTH - CL C

FIDELITY ADV RETIREMENT         10.80%
GROWTH - CL C   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                         6.81%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Fergus Shiel)

An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Retirement Growth Fund

Q. HOW DID THE FUND PERFORM, FERGUS?

A. From the fund's inception on December 28, 1998, through May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 12.10%, 11.90%, 11.80% and 11.80%, respectively. In comparison the Standard & Poor's 500 Index returned 6.81% during the same period. Going forward, we'll look at the fund's performance in six- and 12-month intervals and compare it to its peer group.

Q. WHAT STRATEGIES ALLOWED THE FUND TO OUTPERFORM THE INDEX BY SUCH A
WIDE MARGIN?

A. The fund benefited from strong stock selection, particularly in technology companies, and an overweighting in biotechnology shares rather than large-cap pharmaceutical companies, which performed poorly during the period. Fund performance also was helped by strength in financial stocks, which benefited from the improving global economic outlook and the strong domestic economy. While I sold off these holdings during the period, top performers for the fund were electronic brokerage start-up E*Trade Group and consumer finance company Providian.

Q. YOU INDICATED THAT YOU SHIFTED ASSETS INTO BIOTECHNOLOGY COMPANIES. CAN YOU TELL US A BIT MORE ABOUT THIS INVESTMENT FOCUS AND SPECIFIC HOLDINGS?

A. Sure. I made a large commitment to biotechnology stocks, which occupy several of the top holdings in the fund. Leaders in the biotechnology industry and strong contributors to the fund were Immunex and Amgen. When these companies first started out they were spending a lot of money on the research and development (R&D) of new drugs, but they weren't making much money. Today, however, their R&D spending is paying off and they are producing an array of effective and profitable new products. As a result, the stock prices of these companies rallied significantly as the market realized the potential demand and profitability of these new drugs.

Q. WHAT ABOUT THE FUND'S TECHNOLOGY AND UTILITIES HOLDINGS?

A. In these sectors, the fund benefited from an eclectic mix of companies in various industries, including wireless communications, telecommunications and computer software. Top contributors from these groups were Microsoft, MCI WorldCom and cellular telephone manufacturer Nokia. Each of these holdings boosted fund performance as they produced strong earnings growth resulting from their dominant market positions.

Q. WHICH STOCKS DETRACTED FROM THE FUND'S RETURN?

A. The fund's exposure to pharmaceutical stocks such as Eli Lilly & Co., and Schering-Plough hurt fund performance. The entire group came under pressure toward the end of the period as investors shunned expensive growth companies for cyclical and value stocks. In addition, these companies suffered from the perception that their key products may lose patent protection, and increased competition would put pressure on earnings. My feeling is that, while these companies were recently out of favor, they have the potential to perform well given their defensive characteristics, especially if the global economy doesn't turn around as anticipated.

Q. WHAT'S YOUR OUTLOOK?

A. Given the increase in bond yields and concerns about inflation, the stock market has been surprisingly resilient. However, I would not be shocked if the market shifts gears and instead chooses to focus on the negative message the bond market is sending. In response, we may see short-term weakness in the equity market. Over the long term, though, I think a short-term pull-back in the stock market is healthy and would represent a buying opportunity given the positive outlook for U.S. companies and stocks. There is still a lot of liquidity in the market, in the form of new cash that eventually has to find a home. The U.S. equity market will most likely be the primary beneficiary of this steady flow of new investments.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to provide capital
appreciation

START DATE: December 28,
1998

SIZE: as of May 31, 1999
more than $18 million

MANAGER: J. Fergus Shiel,
since inception; joined
Fidelity in 1989
(checkmark)

FERGUS SHIEL ON INVESTMENT
OPPORTUNITIES IN THE
TELECOMMUNICATIONS
INDUSTRY:

"The Internet and the changing
business environment offer
tremendous opportunities for the
telecommunications industry, namely
because the telephone companies
are going to be the primary carriers
of data and Internet traffic. Today,
telephone voice service accounts
for the majority of revenues and is
more profitable than data and
Internet service; however, data and
Internet traffic are growing
exponentially faster than voice
transmission.

"In general, the telephone business is
a `fixed-cost' business, and any
incremental increase in demand
quickly adds to earnings. As an
illustration, let's say a telephone
company with fixed costs and total
capacity for 100 calls carries 10 phone
calls a day, but then increases that
business to 20 calls a day. Given that
the costs are fixed, the revenue
generated by those extra 10 calls
goes straight to the bottom line. With
unused network capacity in the
industry that should be absorbed by
the massive increase in demand for
data and Internet traffic, we should
see strong earnings growth. We've
already seen the stock of many
telecommunications and Internet
equipment manufacturers benefit
from the surge in demand for data
and Internet access. On the other
hand, I don't believe the market has
fully recognized the potential of
many telecommunications companies,
and, as a result, I will be keeping a
close eye on them."

INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

Safeway, Inc.                   4.2

Genzyme Corp. (General          3.9
Division)

Microsoft Corp.                 3.5

Ameritech Corp.                 3.4

Nokia AB sponsored ADR          3.1

Immunex Corp.                   2.7

Texas Instruments, Inc.         2.4

Schering-Plough Corp.           2.4

Biogen, Inc.                    2.3

Associates First Capital        2.2
Corp. Class A

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS

TECHNOLOGY                      28.4

HEALTH                          25.0

RETAIL & WHOLESALE              10.7

FINANCE                         7.4

MEDIA & LEISURE                 6.3

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 94.6%

                               Short-Term Investments 5.4%

* FOREIGN INVESTMENTS                                       13.0%


Row: 1, Col: 1, Value: 94.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.4
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%

                                 SHARES                         VALUE (NOTE 1)

BASIC INDUSTRIES - 0.7%

METALS & MINING - 0.7%

Belden, Inc.                      5,200                         $ 122,525

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Ford Motor Co.                    3,000                          171,188

Meritor Automotive, Inc.          5,400                          131,625

                                                                 302,813

FINANCE - 7.4%

BANKS - 1.7%

Bank of Ireland, Inc.:

(Great Britain)                   1,000                          18,629

(Ireland)                         9,900                          183,281

Bank of New York Co., Inc.        3,000                          107,250

                                                                 309,160

CREDIT & OTHER FINANCE - 3.2%

Associates First Capital          9,900                          405,900
Corp. Class A

Household International, Inc.     3,860                          167,428

                                                                 573,328

FEDERAL SPONSORED CREDIT - 1.7%

Fannie Mae                        2,300                          156,400

Freddie Mac                       2,600                          151,612

                                                                 308,012

INSURANCE - 0.8%

ACE Ltd.                          5,000                          152,500

TOTAL FINANCE                                                    1,343,000

HEALTH - 25.0%

DRUGS & PHARMACEUTICALS - 20.5%

Allergan, Inc.                    3,000                          279,000

Amgen, Inc. (a)                   5,900                          373,175

Biogen, Inc. (a)                  3,800                          414,675

Elan Corp. PLC sponsored ADR      6,000                          324,000
(a)

Genzyme Corp. (General            17,500                         709,844
Division)

Immunex Corp. (a)                 3,700                          485,163

Lilly (Eli) & Co.                 2,600                          185,738

Medimmune, Inc. (a)               2,300                          146,338

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Merck & Co., Inc.                 5,700                         $ 384,750

Schering-Plough Corp.             9,500                          428,094

                                                                 3,730,777

MEDICAL EQUIPMENT & SUPPLIES
- 3.7%

AmeriSource Health Corp.          8,500                          251,281
Class A (a)

Guidant Corp.                     4,500                          225,000

Mentor Corp.                      12,000                         191,250

                                                                 667,531

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Health Management Associates,     11,900                         154,700
Inc. Class A (a)

TOTAL HEALTH                                                     4,553,008

HOLDING COMPANIES - 0.0%

Kinnevik Investment AB rights     1,360                          949
7/30/99 (a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.6%

ELECTRICAL EQUIPMENT - 0.6%

General Electric Co.              1,000                          101,688

POLLUTION CONTROL - 2.0%

Waste Management, Inc.            7,000                          370,125

TOTAL INDUSTRIAL MACHINERY &                                     471,813
EQUIPMENT

MEDIA & LEISURE - 6.3%

BROADCASTING - 1.6%

MediaOne Group, Inc.              2,200                          162,525

Nielsen Media Research, Inc.      5,200                          139,100

                                                                 301,625

ENTERTAINMENT - 1.4%

Disney (Walt) Co.                 4,000                          116,500

Viacom, Inc. Class B              3,500                          134,750
(non-vtg.) (a)

                                                                 251,250

LEISURE DURABLES & TOYS - 1.9%

Hasbro, Inc.                      12,000                         343,500

LODGING & GAMING - 0.8%

Circus Circus Enterprises,        7,000                          147,875
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.6%

Starbucks Corp. (a)               3,000                         $ 111,563

TOTAL MEDIA & LEISURE                                            1,155,813

NONDURABLES - 2.1%

FOODS - 1.1%

Ben & Jerry's Homemade, Inc.      1,500                          42,094
Class A (a)

Dreyer's Grand Ice Cream,         10,000                         165,625
Inc.

                                                                 207,719

HOUSEHOLD PRODUCTS - 1.0%

Clorox Co.                        1,700                          171,594

TOTAL NONDURABLES                                                379,313

RETAIL & WHOLESALE - 10.7%

APPAREL STORES - 0.6%

Ross Stores, Inc.                 2,200                          101,063

DRUG STORES - 1.5%

Duane Reade, Inc. (a)             4,000                          127,500

Walgreen Co.                      6,000                          139,500

                                                                 267,000

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               3,000                          189,000

Dollar General Corp.              7,125                          189,258

Family Dollar Stores, Inc.        6,100                          136,106

                                                                 514,364

GROCERY STORES - 4.2%

Safeway, Inc. (a)                 16,500                         767,245

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Bed Bath & Beyond, Inc. (a)       6,300                          215,381

PETsMART, Inc. (a)                8,700                          78,300

                                                                 293,681

TOTAL RETAIL & WHOLESALE                                         1,943,353

SERVICES - 2.5%

ADVERTISING - 0.9%

Interpublic Group of              2,100                          159,075
Companies, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 1.6%

Marlborough International PLC     122,400                       $ 289,795
(a)

TOTAL SERVICES                                                   448,870

TECHNOLOGY - 28.4%

COMMUNICATIONS EQUIPMENT - 6.0%

Cisco Systems, Inc. (a)           800                            87,200

Lucent Technologies, Inc.         3,500                          199,063

Newbridge Networks Corp. (a)      9,000                          248,354

Nokia AB sponsored ADR            7,900                          560,900

                                                                 1,095,517

COMPUTER SERVICES & SOFTWARE
- 16.0%

Affiliated Computer Services,     5,000                          216,875
Inc. Class A (a)

BMC Software, Inc.                2,000                          98,875

Citrix Systems, Inc. (a)          5,500                          271,906

CompuCom Systems, Inc. (a)        30,000                         123,750

Computer Sciences Corp. (a)       3,500                          226,406

Electronic Data Systems Corp.     2,500                          140,625

IMS Health, Inc.                  12,800                         315,200

International Business            2,000                          232,625
Machines Corp.

Legato Systems, Inc. (a)          3,100                          169,725

Microsoft Corp. (a)               8,000                          645,500

Siebel Systems, Inc.              2,000                          91,063

Stonesoft Oyj (a)                 20,900                         236,516

Veritas Software Corp. (a)        1,500                          132,375

                                                                 2,901,441

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Hewlett-Packard Co.               1,200                          113,175

Lexmark International Group,      2,000                          272,250
Inc. Class A (a)

Xerox Corp.                       4,500                          252,844

                                                                 638,269

ELECTRONICS - 2.9%

Broadcom Corp. Class A (a)        1,000                          95,750

Texas Instruments, Inc.           4,000                          437,500

                                                                 533,250

TOTAL TECHNOLOGY                                                 5,168,477

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

TRANSPORTATION - 2.0%

RAILROADS - 1.1%

Canadian National Railway Co.     3,100                         $ 198,445

SHIPPING - 0.9%

Irish Continental Group PLC       800                            10,764

Peninsular & Oriental Steam       10,200                         149,006
Navigation Co.

                                                                 159,770

TOTAL TRANSPORTATION                                             358,215

UTILITIES - 5.3%

TELEPHONE SERVICES - 5.3%

Ameritech Corp.                   9,410                          619,296

BellSouth Corp.                   2,760                          130,237

MCI WorldCom, Inc. (a)            2,500                          215,938

                                                                 965,471

TOTAL COMMON STOCKS                                              17,213,620
(Cost $17,259,065)

CASH EQUIVALENTS - 5.4%

                                 MATURITY AMOUNT



Investments in repurchase        $ 987,526                       987,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.8%,
dated 5/28/99 due 6/1/99
(Cost $987,000)

TOTAL INVESTMENT IN                                               $ 18,200,620
SECURITIES - 100%
(Cost $18,246,065)


LEGEND

(a) Non-income producing

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    87.0%

Ireland                     4.6

Finland                     4.4

Canada                      2.4

Others (individually less       1.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $18,352,541. Net unrealized depreciation aggregated $151,921, of which $676,303 related to appreciated investment securities and $828,224 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                            MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 18,200,620
value (including repurchase
agreements of $987,000)
(cost $18,246,065) -  See
accompanying schedule

Cash                                         129,994

Receivable for investments                   1,293,648
sold

Receivable for fund shares                   229,457
sold

Dividends receivable                         8,234

Interest receivable                          118

Prepaid expenses                             48,263

Receivable from investment                   9,744
adviser for expense
reductions

 TOTAL ASSETS                                19,920,078

LIABILITIES

Payable for investments        $ 1,819,278
purchased

Payable for fund shares         5,892
redeemed

Distribution fees payable       8,923

Other payables and accrued      26,616
expenses

 TOTAL LIABILITIES                           1,860,709

NET ASSETS                                  $ 18,059,369

Net Assets consist of:

Paid in capital                             $ 17,900,649

Accumulated net investment                   (31,782)
(loss)

Accumulated undistributed net                235,961
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (45,459)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 18,059,369

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                    MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.21
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,493,843 (divided by)
133,294 shares)

Maximum offering price per         $11.89
share (100/94.25 of $11.21)

CLASS T: NET ASSET VALUE and       $11.19
redemption price per share
($8,734,882 (divided by)
780,430 shares)

Maximum offering price per         $11.60
share (100/96.50 of $11.19)

CLASS B: NET ASSET VALUE and       $11.18
offering price per share
($4,614,879 (divided by)
412,883 shares) A

CLASS C: NET ASSET VALUE and       $11.18
offering price per share
($2,776,013 (divided by)
248,399 shares) A

INSTITUTIONAL CLASS: NET           $11.22
ASSET VALUE, offering price
and redemption price   per
share ($439,752 (divided by)
39,201 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   DECEMBER 28, 1998
                         (COMMENCEMENT OF OPERATIONS)
                           TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 18,646
Dividends

Interest                                     13,536

 TOTAL INCOME                                32,182

EXPENSES

Management fee                   $ 17,935

Transfer agent fees               10,002

Distribution fees                 19,940

Accounting fees and expenses      25,684

Custodian fees and expenses       10,584

Registration fees                 59,333

Audit                             11,082

Miscellaneous                     202

 Total expenses before            154,762
reductions

 Expense reductions               (90,798)   63,964

NET INVESTMENT INCOME (LOSS)                 (31,782)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            235,497

 Foreign currency transactions    464        235,961

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (45,445)

 Assets and liabilities in        (14)       (45,459)
foreign currencies

NET GAIN (LOSS)                              190,502

NET INCREASE (DECREASE) IN                  $ 158,720
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 28, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO MAY 31, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (31,782)
income (loss)

 Net realized gain (loss)      235,961

 Change in net unrealized      (45,459)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    158,720
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       17,900,649
increase (decrease)

  TOTAL INCREASE (DECREASE)    18,059,369
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 18,059,369
accumulated net investment
loss of $31,782)

FINANCIAL HIGHLIGHTS - CLASS A

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.21
operations

Net asset value, end of period   $ 11.21

TOTAL RETURN B, C                 12.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,494
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of expenses to average      1.72% A, G
net assets after expense
reductions

Ratio of net investment           (.66)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS  T

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)

Net realized and unrealized       1.23
gain (loss)

Total from investment             1.19
operations

Net asset value, end of period   $ 11.19

TOTAL RETURN B, C                 11.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,735
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of expenses to average      1.96% A, G
net assets after expense
reductions

Ratio of net investment           (.90)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.18
operations

Net asset value, end of period   $ 11.18

TOTAL RETURN B, C                 11.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,615
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of expenses to average      2.46% A, G
net assets after expense
reductions

Ratio of net investment           (1.40)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.18
operations

Net asset value, end of period   $ 11.18

TOTAL RETURN B, C                 11.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,776
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of expenses to average      2.46% A, G
net assets after expense
reductions

Ratio of net investment           (1.40)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.22
operations

Net asset value, end of period   $ 11.22

TOTAL RETURN B, C                 12.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 440
(000 omitted)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of expenses to average      1.47% A, G
net assets after expense
reductions

Ratio of net investment           (.41)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Retirement Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of the fund for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequentperiod. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $31,439,798 and $14,416,230, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 657        $ 212

CLASS T    7,492        171

CLASS B    7,196        5,560

CLASS C    4,595        4,158

          $ 19,940     $ 10,101

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 17,457     $ 6,430

CLASS T    39,842       10,533

CLASS B    4,100        4,100 *

CLASS C    113          113 *

          $ 61,512     $ 21,176

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,055   .41 *

CLASS T                 4,322    .29 *

CLASS B                 2,640    .37 *

CLASS C                 1,382    .31 *

INSTITUTIONAL CLASS     603      .45 *

                       $ 10,002

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,091 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75%                    $ 7,818

CLASS T               2.00%                     43,135

CLASS B               2.50%                     21,304

CLASS C               2.50%                     13,316

INSTITUTIONAL CLASS   1.50%                     4,139

                                               $ 89,712

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,072 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $14 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                          DOLLARS

                            DECEMBER 28, 1998               DECEMBER 28, 1998
                            (COMMENCEMENT OF OPERATIONS)    (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31,                      TO MAY 31,

                            1999                            1999



CLASS A Shares sold          135,181                        $ 1,490,511

Shares redeemed              (1,887)                         (20,629)

Net increase (decrease)      133,294                        $ 1,469,882

CLASS T Shares sold          798,219                        $ 8,864,532

Shares redeemed              (17,789)                        (202,962)

Net increase (decrease)      780,430                        $ 8,661,570

CLASS B Shares sold          436,487                        $ 4,869,018

Shares redeemed              (23,604)                        (268,685)

Net increase (decrease)      412,883                        $ 4,600,333

CLASS C Shares sold          258,657                        $ 2,871,351

Shares redeemed              (10,258)                        (114,475)

Net increase (decrease)      248,399                        $ 2,756,876

INSTITUTIONAL CLASS Shares   41,490                         $ 437,942
sold

Shares redeemed              (2,289)                         (25,954)

Net increase (decrease)      39,201                         $ 411,988








INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

J. Fergus Shiel, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ARG-SANN-0799  80312
1.721258.100

(Fidelity Logo Graphic)(registered trademark)



FIDELITY ADVISOR
RETIREMENT GROWTH
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             5   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT SUMMARY    8   A summary of the fund's
                          investments.

INVESTMENTS           9   A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  15  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 24  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR RETIREMENT GROWTH FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIOD ENDED MAY 31, 1999          LIFE OF FUND

FIDELITY ADV RETIREMENT            12.20%
GROWTH - INSTITUTIONAL CL

S&P 500(registered trademark)      6.81%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on December 28, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. This benchmark includes reinvested dividends and capital gains, if any, and excludes the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Fergus Shiel)

An interview with Fergus Shiel, Portfolio Manager of Fidelity Advisor Retirement Growth Fund

Q. HOW DID THE FUND PERFORM, FERGUS?

A. From the fund's inception on December 28, 1998, through May 31, 1999, the fund's Institutional Class shares returned 12.20%. In comparison the Standard & Poor's 500 Index returned 6.81%, during the same period. Going forward, we'll look at the fund's performance in six and 12-month intervals and compare it to its peer group.

Q. WHAT STRATEGIES ALLOWED THE FUND TO OUTPERFORM THE INDEX BY SUCH A
WIDE MARGIN?

A. The fund benefited from strong stock selection, particularly in technology companies, and an overweighting in biotechnology shares rather than large-cap pharmaceutical companies, which performed poorly during the period. Fund performance also was helped by strength in financial stocks, which benefited from the improving global economic outlook and the strong domestic economy. While I sold off these holdings during the period, top performers for the fund were electronic brokerage start-up E*Trade Group and consumer finance company Providian.

Q. YOU INDICATED THAT YOU SHIFTED ASSETS INTO BIOTECHNOLOGY COMPANIES. CAN YOU TELL US A BIT MORE ABOUT THIS INVESTMENT FOCUS AND SPECIFIC HOLDINGS?

A. Sure. I made a large commitment to biotechnology stocks, which occupy several of the top holdings in the fund. Leaders in the biotechnology industry and strong contributors to the fund were Immunex and Amgen. When these companies first started out they were spending a lot of money on the research and development (R&D) of new drugs, but they weren't making much money. Today, however, their R&D spending is paying off and they are producing an array of effective and profitable new products. As a result, the stock prices of these companies rallied significantly as the market realized the potential demand and profitability of these new drugs.

Q. WHAT ABOUT THE FUND'S TECHNOLOGY AND UTILITIES HOLDINGS?

A. In these sectors, the fund benefited from an eclectic mix of companies in various industries, including wireless communications, telecommunications and computer software. Top contributors from these groups were Microsoft, MCI WorldCom and cellular telephone manufacturer Nokia. Each of these holdings boosted fund performance as they produced strong earnings growth resulting from their dominant market positions.

Q. WHICH STOCKS DETRACTED FROM THE FUND'S RETURN?

A. The fund's exposure to pharmaceutical stocks such as Eli Lilly & Co., and Schering-Plough hurt fund performance. The entire group came under pressure toward the end of the period as investors shunned expensive growth companies for cyclical and value stocks. In addition, these companies suffered from the perception that their key products may lose patent protection, and increased competition would put pressure on earnings. My feeling is that, while these companies were recently out of favor, they have the potential to perform well given their defensive characteristics, especially if the global economy doesn't turn around as anticipated.

Q. WHAT'S YOUR OUTLOOK?

A. Given the increase in bond yields and concerns about inflation, the stock market has been surprisingly resilient. However, I would not be shocked if the market shifts gears and instead chooses to focus on the negative message the bond market is sending. In response, we may see short-term weakness in the equity market. Over the long term, though, I think a short-term pull-back in the stock market is healthy and would represent a buying opportunity given the positive outlook for U.S. companies and stocks. There is still a lot of liquidity in the market, in the form of new cash that eventually has to find a home. The U.S. equity market will most likely be the primary beneficiary of this steady flow of new investments.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to provide capital
appreciation

START DATE: December 28,
1998

SIZE: as of May 31, 1999
more than $18 million

MANAGER: J. Fergus Shiel,
since inception; joined
Fidelity in 1989
(checkmark)

FERGUS SHIEL ON INVESTMENT
OPPORTUNITIES IN THE
TELECOMMUNICATIONS
INDUSTRY:

"The Internet and the changing
business environment offer
tremendous opportunities for the
telecommunications industry, namely
because the telephone companies
are going to be the primary carriers
of data and Internet traffic. Today,
telephone voice service accounts
for the majority of revenues and is
more profitable than data and
Internet service; however, data and
Internet traffic are growing
exponentially faster than voice
transmission.

"In general, the telephone business is
a `fixed-cost' business, and any
incremental increase in demand
quickly adds to earnings. As an
illustration, let's say a telephone
company with fixed costs and total
capacity for 100 calls carries 10 phone
calls a day, but then increases that
business to 20 calls a day. Given that
the costs are fixed, the revenue
generated by those extra 10 calls
goes straight to the bottom line. With
unused network capacity in the
industry that should be absorbed by
the massive increase in demand for
data and Internet traffic, we should
see strong earnings growth. We've
already seen the stock of many
telecommunications and Internet
equipment manufacturers benefit
from the surge in demand for data
and Internet access. On the other
hand, I don't believe the market has
fully recognized the potential of
many telecommunications companies,
and, as a result, I will be keeping a
close eye on them."


INVESTMENT SUMMARY


TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS

Safeway, Inc.                   4.2

Genzyme Corp. (General          3.9
Division)

Microsoft Corp.                 3.5

Ameritech Corp.                 3.4

Nokia AB sponsored ADR          3.1

Immunex Corp.                   2.7

Texas Instruments, Inc.         2.4

Schering-Plough Corp.           2.4

Biogen, Inc.                    2.3

Associates First Capital        2.2
Corp. Class A

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS

TECHNOLOGY                      28.4

HEALTH                          25.0

RETAIL & WHOLESALE              10.7

FINANCE                         7.4

MEDIA & LEISURE                 6.3

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 94.6%

                               Short-Term Investments 5.4%

* FOREIGN INVESTMENTS                                       13.0%


Row: 1, Col: 1, Value: 94.59999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.4
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0


INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.6%

                                 SHARES                         VALUE (NOTE 1)

BASIC INDUSTRIES - 0.7%

METALS & MINING - 0.7%

Belden, Inc.                      5,200                         $ 122,525

DURABLES - 1.6%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Ford Motor Co.                    3,000                          171,188

Meritor Automotive, Inc.          5,400                          131,625

                                                                 302,813

FINANCE - 7.4%

BANKS - 1.7%

Bank of Ireland, Inc.:

(Great Britain)                   1,000                          18,629

(Ireland)                         9,900                          183,281

Bank of New York Co., Inc.        3,000                          107,250

                                                                 309,160

CREDIT & OTHER FINANCE - 3.2%

Associates First Capital          9,900                          405,900
Corp. Class A

Household International, Inc.     3,860                          167,428

                                                                 573,328

FEDERAL SPONSORED CREDIT - 1.7%

Fannie Mae                        2,300                          156,400

Freddie Mac                       2,600                          151,612

                                                                 308,012

INSURANCE - 0.8%

ACE Ltd.                          5,000                          152,500

TOTAL FINANCE                                                    1,343,000

HEALTH - 25.0%

DRUGS & PHARMACEUTICALS - 20.5%

Allergan, Inc.                    3,000                          279,000

Amgen, Inc. (a)                   5,900                          373,175

Biogen, Inc. (a)                  3,800                          414,675

Elan Corp. PLC sponsored ADR      6,000                          324,000
(a)

Genzyme Corp. (General            17,500                         709,844
Division)

Immunex Corp. (a)                 3,700                          485,163

Lilly (Eli) & Co.                 2,600                          185,738

Medimmune, Inc. (a)               2,300                          146,338

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Merck & Co., Inc.                 5,700                         $ 384,750

Schering-Plough Corp.             9,500                          428,094

                                                                 3,730,777

MEDICAL EQUIPMENT & SUPPLIES
- 3.7%

AmeriSource Health Corp.          8,500                          251,281
Class A (a)

Guidant Corp.                     4,500                          225,000

Mentor Corp.                      12,000                         191,250

                                                                 667,531

MEDICAL FACILITIES MANAGEMENT
- 0.8%

Health Management Associates,     11,900                         154,700
Inc. Class A (a)

TOTAL HEALTH                                                     4,553,008

HOLDING COMPANIES - 0.0%

Kinnevik Investment AB rights     1,360                          949
7/30/99 (a)

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.6%

ELECTRICAL EQUIPMENT - 0.6%

General Electric Co.              1,000                          101,688

POLLUTION CONTROL - 2.0%

Waste Management, Inc.            7,000                          370,125

TOTAL INDUSTRIAL MACHINERY &                                     471,813
EQUIPMENT

MEDIA & LEISURE - 6.3%

BROADCASTING - 1.6%

MediaOne Group, Inc.              2,200                          162,525

Nielsen Media Research, Inc.      5,200                          139,100

                                                                 301,625

ENTERTAINMENT - 1.4%

Disney (Walt) Co.                 4,000                          116,500

Viacom, Inc. Class B              3,500                          134,750
(non-vtg.) (a)

                                                                 251,250

LEISURE DURABLES & TOYS - 1.9%

Hasbro, Inc.                      12,000                         343,500

LODGING & GAMING - 0.8%

Circus Circus Enterprises,        7,000                          147,875
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - 0.6%

Starbucks Corp. (a)               3,000                         $ 111,563

TOTAL MEDIA & LEISURE                                            1,155,813

NONDURABLES - 2.1%

FOODS - 1.1%

Ben & Jerry's Homemade, Inc.      1,500                          42,094
Class A (a)

Dreyer's Grand Ice Cream,         10,000                         165,625
Inc.

                                                                 207,719

HOUSEHOLD PRODUCTS - 1.0%

Clorox Co.                        1,700                          171,594

TOTAL NONDURABLES                                                379,313

RETAIL & WHOLESALE - 10.7%

APPAREL STORES - 0.6%

Ross Stores, Inc.                 2,200                          101,063

DRUG STORES - 1.5%

Duane Reade, Inc. (a)             4,000                          127,500

Walgreen Co.                      6,000                          139,500

                                                                 267,000

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               3,000                          189,000

Dollar General Corp.              7,125                          189,258

Family Dollar Stores, Inc.        6,100                          136,106

                                                                 514,364

GROCERY STORES - 4.2%

Safeway, Inc. (a)                 16,500                         767,245

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.6%

Bed Bath & Beyond, Inc. (a)       6,300                          215,381

PETsMART, Inc. (a)                8,700                          78,300

                                                                 293,681

TOTAL RETAIL & WHOLESALE                                         1,943,353

SERVICES - 2.5%

ADVERTISING - 0.9%

Interpublic Group of              2,100                          159,075
Companies, Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 1.6%

Marlborough International PLC     122,400                       $ 289,795
(a)

TOTAL SERVICES                                                   448,870

TECHNOLOGY - 28.4%

COMMUNICATIONS EQUIPMENT - 6.0%

Cisco Systems, Inc. (a)           800                            87,200

Lucent Technologies, Inc.         3,500                          199,063

Newbridge Networks Corp. (a)      9,000                          248,354

Nokia AB sponsored ADR            7,900                          560,900

                                                                 1,095,517

COMPUTER SERVICES & SOFTWARE
- 16.0%

Affiliated Computer Services,     5,000                          216,875
Inc. Class A (a)

BMC Software, Inc.                2,000                          98,875

Citrix Systems, Inc. (a)          5,500                          271,906

CompuCom Systems, Inc. (a)        30,000                         123,750

Computer Sciences Corp. (a)       3,500                          226,406

Electronic Data Systems Corp.     2,500                          140,625

IMS Health, Inc.                  12,800                         315,200

International Business            2,000                          232,625
Machines Corp.

Legato Systems, Inc. (a)          3,100                          169,725

Microsoft Corp. (a)               8,000                          645,500

Siebel Systems, Inc.              2,000                          91,063

Stonesoft Oyj (a)                 20,900                         236,516

Veritas Software Corp. (a)        1,500                          132,375

                                                                 2,901,441

COMPUTERS & OFFICE EQUIPMENT
- 3.5%

Hewlett-Packard Co.               1,200                          113,175

Lexmark International Group,      2,000                          272,250
Inc. Class A (a)

Xerox Corp.                       4,500                          252,844

                                                                 638,269

ELECTRONICS - 2.9%

Broadcom Corp. Class A (a)        1,000                          95,750

Texas Instruments, Inc.           4,000                          437,500

                                                                 533,250

TOTAL TECHNOLOGY                                                 5,168,477

COMMON STOCKS - CONTINUED

                                 SHARES                         VALUE (NOTE 1)

TRANSPORTATION - 2.0%

RAILROADS - 1.1%

Canadian National Railway Co.     3,100                         $ 198,445

SHIPPING - 0.9%

Irish Continental Group PLC       800                            10,764

Peninsular & Oriental Steam       10,200                         149,006
Navigation Co.

                                                                 159,770

TOTAL TRANSPORTATION                                             358,215

UTILITIES - 5.3%

TELEPHONE SERVICES - 5.3%

Ameritech Corp.                   9,410                          619,296

BellSouth Corp.                   2,760                          130,237

MCI WorldCom, Inc. (a)            2,500                          215,938

                                                                 965,471

TOTAL COMMON STOCKS                                              17,213,620
(Cost $17,259,065)

CASH EQUIVALENTS - 5.4%

                                 MATURITY AMOUNT



Investments in repurchase        $ 987,526                       987,000
agreements (U.S. Treasury
obligations), in a joint
trading account at 4.8%,
dated 5/28/99 due 6/1/99
(Cost $987,000)

TOTAL INVESTMENT IN                                              $ 18,200,620
SECURITIES - 100%
(Cost $18,246,065)


LEGEND

(a) Non-income producing

Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America    87.0%

Ireland                     4.6

Finland                     4.4

Canada                      2.4

Others (individually less       1.6
than 1%)

                            100.0%

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $18,352,541. Net unrealized depreciation aggregated $151,921, of which $676,303 related to appreciated investment securities and $828,224 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                   MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 18,200,620
value (including repurchase
agreements of $987,000)
(cost $18,246,065) -  See
accompanying schedule

Cash                                         129,994

Receivable for investments                   1,293,648
sold

Receivable for fund shares                   229,457
sold

Dividends receivable                         8,234

Interest receivable                          118

Prepaid expenses                             48,263

Receivable from investment                   9,744
adviser for expense
reductions

 TOTAL ASSETS                                19,920,078

LIABILITIES

Payable for investments        $ 1,819,278
purchased

Payable for fund shares         5,892
redeemed

Distribution fees payable       8,923

Other payables and accrued      26,616
expenses

 TOTAL LIABILITIES                           1,860,709

NET ASSETS                                  $ 18,059,369

Net Assets consist of:

Paid in capital                             $ 17,900,649

Accumulated net investment                   (31,782)
(loss)

Accumulated undistributed net                235,961
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  (45,459)
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 18,059,369

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                             MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $11.21
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($1,493,843 (divided by)
133,294 shares)

Maximum offering price per         $11.89
share (100/94.25 of $11.21)

CLASS T: NET ASSET VALUE and       $11.19
redemption price per share
($8,734,882 (divided by)
780,430 shares)

Maximum offering price per         $11.60
share (100/96.50 of $11.19)

CLASS B: NET ASSET VALUE and       $11.18
offering price per share
($4,614,879 (divided by)
412,883 shares) A

CLASS C: NET ASSET VALUE and       $11.18
offering price per share
($2,776,013 (divided by)
248,399 shares) A

INSTITUTIONAL CLASS: NET           $11.22
ASSET VALUE, offering price
and redemption price   per
share ($439,752 (divided by)
39,201 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                   DECEMBER 28, 1998
                           (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME                           $ 18,646
Dividends

Interest                                     13,536

 TOTAL INCOME                                32,182

EXPENSES

Management fee                   $ 17,935

Transfer agent fees               10,002

Distribution fees                 19,940

Accounting fees and expenses      25,684

Custodian fees and expenses       10,584

Registration fees                 59,333

Audit                             11,082

Miscellaneous                     202

 Total expenses before            154,762
reductions

 Expense reductions               (90,798)   63,964

NET INVESTMENT INCOME (LOSS)                 (31,782)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            235,497

 Foreign currency transactions    464        235,961

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (45,445)

 Assets and liabilities in        (14)       (45,459)
foreign currencies

NET GAIN (LOSS)                              190,502

NET INCREASE (DECREASE) IN                  $ 158,720
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                              DECEMBER 28, 1998
                              (COMMENCEMENT OF OPERATIONS)
                              TO MAY 31, 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment     $ (31,782)
income (loss)

 Net realized gain (loss)      235,961

 Change in net unrealized      (45,459)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN    158,720
NET ASSETS RESULTING FROM
OPERATIONS

Share transactions - net       17,900,649
increase (decrease)

  TOTAL INCREASE (DECREASE)    18,059,369
IN NET ASSETS

NET ASSETS

 Beginning of period           -

 End of period (including     $ 18,059,369
accumulated net investment
loss of $31,782)

FINANCIAL HIGHLIGHTS - CLASS A

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.21
operations

Net asset value, end of period   $ 11.21

TOTAL RETURN B, C                 12.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,494
(000 omitted)

Ratio of expenses to average      1.75% A, F
net assets

Ratio of expenses to average      1.72% A, G
net assets after expense
reductions

Ratio of net investment           (.66)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS  T

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)

Net realized and unrealized       1.23
gain (loss)

Total from investment             1.19
operations

Net asset value, end of period   $ 11.19

TOTAL RETURN B, C                 11.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 8,735
(000 omitted)

Ratio of expenses to average      2.00% A, F
net assets

Ratio of expenses to average      1.96% A, G
net assets after expense
reductions

Ratio of net investment           (.90)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.18
operations

Net asset value, end of period   $ 11.18

TOTAL RETURN B, C                 11.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,615
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of expenses to average      2.46% A, G
net assets after expense
reductions

Ratio of net investment           (1.40)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.18
operations

Net asset value, end of period   $ 11.18

TOTAL RETURN B, C                 11.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,776
(000 omitted)

Ratio of expenses to average      2.50% A, F
net assets

Ratio of expenses to average      2.46% A, G
net assets after expense
reductions

Ratio of net investment           (1.40)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN DOES NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 MAY 31, 1999 E

                                 (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02)

Net realized and unrealized       1.24
gain (loss)

Total from investment             1.22
operations

Net asset value, end of period   $ 11.22

TOTAL RETURN B, C                 12.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 440
(000 omitted)

Ratio of expenses to average      1.50% A, F
net assets

Ratio of expenses to average      1.47% A, G
net assets after expense
reductions

Ratio of net investment           (.41)% A
income (loss) to average net
assets

Portfolio turnover                399% A

A ANNUALIZED

B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.

C TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 28, 1998 (COMMENCEMENT OF OPERATIONS) TO MAY
31, 1999.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Retirement Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of the fund for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequentperiod. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $31,439,798 and $14,416,230, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 657        $ 212

CLASS T    7,492        171

CLASS B    7,196        5,560

CLASS C    4,595        4,158

          $ 19,940     $ 10,101

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 17,457     $ 6,430

CLASS T    39,842       10,533

CLASS B    4,100        4,100 *

CLASS C    113          113 *

          $ 61,512     $ 21,176

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 1,055   .41 *

CLASS T                 4,322    .29 *

CLASS B                 2,640    .37 *

CLASS C                 1,382    .31 *

INSTITUTIONAL CLASS     603      .45 *

                       $ 10,002

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $3,091 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.75%                    $ 7,818

CLASS T               2.00%                     43,135

CLASS B               2.50%                     21,304

CLASS C               2.50%                     13,316

INSTITUTIONAL CLASS   1.50%                     4,139

                                               $ 89,712

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,072 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $14 under the custodian arrangement.

6. BENEFICIAL INTEREST.

At the end of the period, FMR and its affiliates were record owners of approximately 6% of the total outstanding shares of the fund.

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the period is as follows:

                            SHARES                          DOLLARS

                            DECEMBER 28, 1998               DECEMBER 28, 1998
                            (COMMENCEMENT OF OPERATIONS)    (COMMENCEMENT OF OPERATIONS)
                            TO MAY 31,                      TO MAY 31,

                            1999                            1999



CLASS A Shares sold          135,181                        $ 1,490,511

Shares redeemed              (1,887)                         (20,629)

Net increase (decrease)      133,294                        $ 1,469,882

CLASS T Shares sold          798,219                        $ 8,864,532

Shares redeemed              (17,789)                        (202,962)

Net increase (decrease)      780,430                        $ 8,661,570

CLASS B Shares sold          436,487                        $ 4,869,018

Shares redeemed              (23,604)                        (268,685)

Net increase (decrease)      412,883                        $ 4,600,333

CLASS C Shares sold          258,657                        $ 2,871,351

Shares redeemed              (10,258)                        (114,475)

Net increase (decrease)      248,399                        $ 2,756,876

INSTITUTIONAL CLASS Shares   41,490                         $ 437,942
sold

Shares redeemed              (2,289)                         (25,954)

Net increase (decrease)      39,201                         $ 411,988


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

J. Fergus Shiel, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ARGI-SANN-0799  80313
1.721260.100

(Fidelity Logo Graphic)(registered trademark)



FIDELITY ADVISOR
SMALL CAP
FUND - CLASS A, CLASS T, CLASS B AND
CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(fidelity logos)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  26  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 35  Notes to the financial
                          statements.


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SMALL CAP FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL A    31.46%         62.35%

FIDELITY ADV SMALL CAP - CL A    23.90%         53.01%
 (INCL. 5.75% SALES CHARGE)

Russell 2000 (registered         11.03%         25.63%
trademark)

Small Cap Funds Average          9.39%          n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 745 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL A          Russell 2000
             00294                       RS002
  1998/09/09       9425.00                    10000.00
  1998/09/30       9594.65                    10330.77
  1998/10/31      10593.70                    10752.10
  1998/11/30      11639.88                    11315.43
  1998/12/31      13100.75                    12015.65
  1999/01/31      13835.48                    12175.32
  1999/02/28      13296.44                    11189.19
  1999/03/31      14119.19                    11363.87
  1999/04/30      15187.83                    12382.15
  1999/05/28      15301.31                    12563.02
IMATRL PRASUN   SHR__CHT 19990531 19990614 134102 R00000000000012

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class A on September 9, 1998, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $15,301 - a 53.01% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,563 - a 25.63% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR SMALL CAP FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL T    31.32%         62.05%

FIDELITY ADV SMALL CAP - CL T    26.72%         56.38%
 (INCL. 3.50% SALES CHARGE)

Russell 2000                     11.03%         25.63%

Small Cap Funds Average          9.39%          n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 745 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL T          Russell 2000
             00299                       RS002
  1998/09/09       9650.00                    10000.00
  1998/09/30       9823.70                    10330.77
  1998/10/31      10856.25                    10752.10
  1998/11/30      11908.10                    11315.43
  1998/12/31      13394.20                    12015.65
  1999/01/31      14146.47                    12175.32
  1999/02/28      13594.56                    11189.19
  1999/03/31      14427.27                    11363.87
  1999/04/30      15521.42                    12382.15
  1999/05/28      15637.62                    12563.02
IMATRL PRASUN   SHR__CHT 19990531 19990614 134614 R00000000000012

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class T on September 9, 1998, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $15,638 - a 56.38% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,563 - a 25.63% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR SMALL CAP FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months and life of fund total return figures are 5% and 5%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL B    30.99%         61.25%

FIDELITY ADV SMALL CAP - CL B    25.99%         56.25%
 (INCL. CONTINGENT DEFERRED
SALES CHARGE)

Russell 2000                     11.03%         25.63%

Small Cap Funds Average          9.39%          n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 745 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL B          Russell 2000
             00296                       RS002
  1998/09/09      10000.00                    10000.00
  1998/09/30      10170.00                    10330.77
  1998/10/31      11230.00                    10752.10
  1998/11/30      12310.00                    11315.43
  1998/12/31      13850.00                    12015.65
  1999/01/31      14619.52                    12175.32
  1999/02/28      14047.59                    11189.19
  1999/03/31      14900.48                    11363.87
  1999/04/30      16014.25                    12382.15
  1999/05/28      15625.00                    12563.02
IMATRL PRASUN   SHR__CHT 19990531 19990614 134214 R00000000000012

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class B on September 9, 1998, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $15,625 - a 56.25% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,563 - a 25.63% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR SMALL CAP FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C shares' contingent deferred sales charges included in the past six months and life of fund total return figures are 1% and 1%, repectively. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV SMALL CAP - CL C    30.99%         61.65%

FIDELITY ADV SMALL CAP - CL C    29.99%         60.65%
 (INCL. CONTINGENT DEFERRED
SALES CHARGE)

Russell 2000                     11.03%         25.63%

Small Cap Funds Average          9.39%          n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 745 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL C          Russell 2000
             00297                       RS002
  1998/09/09      10000.00                    10000.00
  1998/09/30      10180.00                    10330.77
  1998/10/31      11250.00                    10752.10
  1998/11/30      12340.00                    11315.43
  1998/12/31      13880.00                    12015.65
  1999/01/31      14659.56                    12175.32
  1999/02/28      14077.59                    11189.19
  1999/03/31      14940.51                    11363.87
  1999/04/30      16054.27                    12382.15
  1999/05/28      16065.00                    12563.02
IMATRL PRASUN   SHR__CHT 19990531 19990614 134402 R00000000000012

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Class C on September 9, 1998, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $16,065 - a 60.65% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,563 - a 25.63% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Hary Lange)

An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. HOW DID THE FUND PERFORM, HARRY?

A. Very well. For the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 31.46%, 31.32%, 30.99% and 30.99%, respectively. These returns easily topped the Russell 2000 Index, which returned 11.03% during the same period. The small cap funds average - as tracked by Lipper Inc. - had a six-month return of 9.39% as of May 31, 1999. From September 9, 1998 - the date of the fund's inception - through May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 62.35%, 62.05%, 61.25% and 61.65%, respectively. The Russell 2000 Index returned 25.63% in that time period. In future reports, we'll look at the fund's six- and 12-month performance.

Q. CAN YOU HIGHLIGHT THE MAIN FACTORS THAT CONTRIBUTED TO THE FUND'S STRONG SHOWING?

A. Much of the fund's performance can be traced to fortuitous timing and good stock picking. When the fund commenced operations, small-cap stock valuations were pretty beaten down. My early strategy was to look for names that I felt could snap back sharply in the event of an upswing. This led me to several semiconductor-related names, including KLA-Tencor and Teradyne. When business prospects for these types of companies began to improve in late 1998, both of these investments prospered. Following the same line of thinking, I pared back the fund's technology exposure during the first few months of 1999 and allocated some of those assets to energy services stocks. At the time, the price of oil was extremely low and I felt that oil exploration companies such as BJ Services - the fund's second-largest holding at the end of the period - and Rowan could benefit should the price rise. Shortly thereafter, we began to see a steady climb in the price of oil and these holdings performed very well. There's also an internal factor I'd point to - the establishment of Fidelity's new small-cap research team. Having a group of analysts concentrate solely on small caps has been quite advantageous.

Q. WERE THERE ANY OTHER AREAS THAT DREW YOUR ATTENTION?

A. The fund also benefited from good stock selection in the Internet category. While investors as a whole seemed a bit skeptical of Internet stocks due to their high valuations, I was able to find several small-cap names - including CMGI, RealNetworks and E*Trade - that had favorable prospects. For the period, CMGI was the fund's best individual contributor. The company has forged a niche as an Internet venture capital company. If someone has a start-up Internet idea and wants to seek capital, CMGI is the company they tend to turn to. One well-known company spun off from CMGI, for instance, was Lycos. RealNetworks, meanwhile, supports live audio and video streams over the Web, and E*Trade blossomed along with the increased attraction to online securities trading. Each of these holdings performed well during the period.

Q. COMPARED TO SIX MONTHS AGO, HARRY, ONLY THREE OF THE FUND'S TOP 10 STOCKS REMAIN IN THE TOP 10. IS THIS ROTATION BY DESIGN?

A. Some of it is, some of it isn't. For example, there are some names that gradually fell out of my favor during the period due to weakening business profiles. HMT Technology, which was the fund's fourth-largest position six months ago - was a big disappointment and fell out of the top 10. Celestial Seasonings - the popular maker of teas - would be another detractor that lost its spot in the top 10. But another part of this rotation has to do simply with market reaction and the fact that I have similar-sized stakes in many of the fund's top 20 or so holdings. By nature, the slightest market shift within the small-cap universe can cause one stock to leapfrog another stock within the portfolio. This happens on a daily basis.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. If we continue to see merger and acquisitions within industries such as technology, small caps may be able to sustain the momentum they established during this past period. If this takes place, more money should flow into small-cap stocks and small-cap funds. From a portfolio perspective, areas such as biotechnology and health care could present some interesting opportunities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks long-term growth
of capital by investing
primarily in equity securities
of companies with small
market capitalizations

START DATE: September 9,
1998

SIZE: as of May 31, 1999,
more than $470 million

MANAGER: Harry Lange, since
inception; research director,
Fidelity Investments Far East,
1988-1992; joined Fidelity
in 1987
(checkmark)

HARRY LANGE TALKS ABOUT THE
TURNAROUND IN SMALL-CAP
STOCK PERFORMANCE:

"For the first time in five years, the
Russell 2000 Index - a gauge of
smaller stocks - outperformed
the large-cap oriented S&P 500
during a six-month period. I think
the seeds of this turnaround can
be traced to both company
takeovers and the Internet.

"Platinum Technology, for
instance, which the fund owned
during the period, was trading at
9 7/8 per share when it was
acquired by Computer Associates.
Computer Associates paid 29 3/4
per share for Platinum, or roughly
three times the closing price. When
companies pay a premium like that,
other small technology companies
tend to benefit vicariously.

"Small-cap companies also offer
more Internet-related
opportunities. A lot of the big
companies tend to do things the
old-fashioned way. Smaller
companies - particularly newer
ones - are quicker to adapt their
business models to the Internet to
take advantage. With the Internet
gaining in popularity, larger
companies may look upon this
capability favorably when looking
to acquire a smaller firm.

"Along with these factors, I'd also
point to a renewed sense of
investor optimism. We've begun to
see signs of gradual improvement
in overseas markets such as
Japan, which has been plagued by
downtrodden economic
conditions for a significant
amount of time. When investors
see trouble spots such as Japan
begin to turn the corner, there's
more of a willingness to take risks
with smaller stocks."


INVESTMENT CHANGES



TOP TEN STOCKS AS OF MAY 31,
1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                         THESE STOCKS 6 MONTHS AGO

Canandaigua Wine, Inc. Class A   2.8                      0.0

BJ Services Co.                  2.7                      0.0

Pegasus Systems, Inc.            2.6                      3.8

Medpartners, Inc.                2.6                      3.2

Modis Professional Services,     2.5                      1.0
Inc.

Cytyc Corp.                      2.2                      3.5

Medco Research, Inc.             2.1                      1.2

Harnischfeger Industries, Inc.   2.0                      0.0

Williams-Sonoma, Inc.            1.9                      0.0

Rayovac Corp.                    1.9                      1.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                         THESE MARKET SECTORS  6
                                                         MONTHS AGO

TECHNOLOGY                       19.8                     31.1

SERVICES                         10.9                     10.9

MEDIA & LEISURE                  8.7                      3.9

HEALTH                           8.6                      11.4

ENERGY                           6.7                      1.5



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *           AS OF NOVEMBER 30, 1998 **

Stocks 92.8%                   Stocks 87.2%

Short-Term  Investments 7.2%   Short-Term  Investments 12.8%

* FOREIGN INVESTMENTS  2.3%    ** FOREIGN INVESTMENTS 3.1%



Row: 1, Col: 1, Value: 92.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.2

Row: 1, Col: 1, Value: 87.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 12.8

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 92.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

AEROSPACE & DEFENSE - 0.4%

BE Aerospace, Inc. (a)            100,000                    $ 1,787,500

DEFENSE ELECTRONICS - 0.2%

Herley Industries, Inc.           66,600                      861,638

Nichols Research Corp. (a)        10,000                      202,500

                                                              1,064,138

TOTAL AEROSPACE & DEFENSE                                     2,851,638

BASIC INDUSTRIES - 2.3%

CHEMICALS & PLASTICS - 1.3%

Arch Chemicals, Inc. (a)          82,200                      1,895,738

Georgia Gulf Corp.                200,000                     2,987,500

Witco Corp.                       50,000                      875,000

                                                              5,758,238

METALS & MINING - 0.8%

Cable Design Technology Corp.     275,000                     3,884,375
(a)

PAPER & FOREST PRODUCTS - 0.2%

Mercer International, Inc.        83,750                      486,797
(SBI)

Pentair, Inc.                     13,570                      598,776

                                                              1,085,573

TOTAL BASIC INDUSTRIES                                        10,728,186

CONSTRUCTION & REAL ESTATE -
6.4%

BUILDING MATERIALS - 0.3%

Owens-Corning                     400                         15,750

Rock of Ages Corp. Class A (a)    25,000                      265,625

Southdown, Inc.                   19,300                      1,223,138

                                                              1,504,513

CONSTRUCTION - 0.7%

Beazer Homes USA, Inc. (a)        45,000                      1,001,250

Lennar Corp.                      50,000                      1,131,250

Pulte Corp.                       50,000                      1,190,625

                                                              3,323,125

REAL ESTATE - 2.1%

Boardwalk Equities, Inc. (a)      50,000                      543,072

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - CONTINUED

Catellus Development Corp. (a)    13,990                     $ 215,096

Stewart Enterprises, Inc.         470,000                     8,665,625
Class A

                                                              9,423,793

REAL ESTATE INVESTMENT TRUSTS
- 3.3%

Alexandria Real Estate            20,000                      632,500
Equities, Inc.

Apartment Investment &            73,740                      3,097,080
Management Co. Class A

CenterPoint Properties Trust      11,820                      424,043

Colonial Properties Trust         13,800                      387,263
(SBI)

Duke Realty Investments, Inc.     29,580                      684,038

Glenborough Realty Trust,         105,670                     1,935,082
Inc.

Home Properties of N.Y., Inc.     95,959                      2,500,931

Mack-Cali Realty Corp.            10,000                      323,750

Patriot American Hospitality,     930,280                     4,825,828
Inc. unit

Urban Shopping Centers, Inc.      14,930                      492,690

                                                              15,303,205

TOTAL CONSTRUCTION & REAL                                     29,554,636
ESTATE

DURABLES - 4.1%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Copart, Inc. (a)                  350,000                     6,387,500

Pep Boys-Manny, Moe & Jack        50,000                      943,750

Spartan Motors, Inc.              20,000                      115,000

                                                              7,446,250

CONSUMER DURABLES - 0.4%

CompX International, Inc. (a)     122,934                     1,859,377

CONSUMER ELECTRONICS - 0.6%

Fossil, Inc. (a)                  62,200                      2,608,513

HOME FURNISHINGS - 0.1%

Restoration Hardware, Inc.        50,000                      596,875

TEXTILES & APPAREL - 1.4%

Galey & Lord, Inc. (a)            15,350                      63,319

Liz Claiborne, Inc.               110,000                     3,960,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Quaker Fabric Corp. (a)           374,620                    $ 1,884,807

Supreme International Corp.       39,600                      423,225
(a)

                                                              6,331,351

TOTAL DURABLES                                                18,842,366

ENERGY - 6.7%

ENERGY SERVICES - 6.0%

BJ Services Co. (a)               450,000                     12,403,125

Nabors Industries, Inc. (a)       100,000                     2,000,000

Oceaneering International,        200,000                     3,087,500
Inc. (a)

Rowan Companies, Inc. (a)         430,000                     7,256,250

Smith International, Inc.         60,000                      2,595,000

Tidewater, Inc.                   14,520                      371,168

                                                              27,713,043

OIL & GAS - 0.7%

Cooper Cameron Corp. (a)          69,170                      2,503,089

Kerr-McGee Corp.                  14,501                      674,297

                                                              3,177,386

TOTAL ENERGY                                                  30,890,429

FINANCE - 3.6%

BANKS - 0.7%

Bank of The Ozarks, Inc.          30,500                      579,500

Cathay Bancorp, Inc.              13,000                      456,625

Sterling Bancorp                  50,000                      1,025,000

Westamerica Bancorp.              27,630                      954,962

Whitney Holding Corp.             10,000                      407,500

                                                              3,423,587

CREDIT & OTHER FINANCE - 0.2%

Investors Financial Services      600                         21,150
Corp.

Long Beach Financial Corp. (a)    53,510                      765,862

                                                              787,012

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 0.5%

American Bankers Insurance        20,000                     $ 1,072,500
Group, Inc.

PMI Group, Inc.                   20,000                      1,170,000

                                                              2,242,500

SAVINGS & LOANS - 0.7%

Dime Bancorp, Inc.                116,970                     2,383,264

Washington Federal, Inc.          34,188                      769,230

                                                              3,152,494

SECURITIES INDUSTRY - 1.5%

E*Trade Group, Inc. (a)           20,000                      890,000

Everen Capital Corp.              40,000                      1,172,500

Hambrecht & Quist Group (a)       70,000                      2,515,625

Knight/Trimark Group, Inc.        40,000                      2,240,000
Class A (a)

                                                              6,818,125

TOTAL FINANCE                                                 16,423,718

HEALTH - 8.6%

DRUGS & PHARMACEUTICALS - 5.8%

Aviron (a)                        30,000                      648,750

Biomatrix, Inc. (a)               60,000                      1,837,500

Chirex, Inc. (a)                  400                         12,075

Cytyc Corp. (a)                   491,200                     10,192,400

Medco Research, Inc. (a)          412,780                     9,700,330

Medimmune, Inc. (a)               5,200                       330,850

Sepracor, Inc. (a)                35,000                      2,231,250

SuperGen, Inc. (a)                100,000                     1,743,750

                                                              26,696,905

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Bindley Western Industries,       100,000                     3,012,500
Inc.

ESC Medical Systems Ltd. (a)      295,350                     1,809,019

Physiometrix, Inc. (a)            169,000                     200,688

Scott Technologies, Inc.          50,000                      943,750
Class A (a)

Wesley Jessen Visioncare,         50,000                      1,556,250
Inc. (a)

                                                              7,522,207

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 1.2%

Health Management Associates,     401,800                    $ 5,223,400
Inc. Class A (a)

TOTAL HEALTH                                                  39,442,512

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.7%

ELECTRICAL EQUIPMENT - 3.3%

ANTEC Corp. (a)                   100,000                     2,931,250

Energy Conversion Devices,        20,000                      173,750
Inc.

Pittway Corp.                     70,000                      1,876,875

Rayovac Corp. (a)                 347,800                     8,781,950

VWR Scientific Products Corp.     50,000                      1,431,250
(a)

                                                              15,195,075

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

Coltec Industries, Inc. (a)       50,000                      1,000,000

Harnischfeger Industries,         1,250,000                   8,984,375
Inc.

PRI Automation, Inc. (a)          38,200                      935,900

                                                              10,920,275

POLLUTION CONTROL - 0.0%

Waste Industries, Inc. (a)        5,000                       80,625

TOTAL INDUSTRIAL MACHINERY &                                  26,195,975
EQUIPMENT

MEDIA & LEISURE - 8.7%

BROADCASTING - 4.1%

Capital Radio PLC                 100,000                     1,404,779

Heftel Broadcasting Corp.         36,400                      2,261,350
Class A (a)

Nielsen Media Research, Inc.      270,000                     7,222,500

Radio One, Inc. (a)               200,000                     8,050,000

Scottish Radio Holdings PLC       5,100                       69,438

                                                              19,008,067

ENTERTAINMENT - 0.1%

Dover Downs Entertainment,        34,300                      653,844
Inc.

LEISURE DURABLES & TOYS - 1.8%

Brass Eagle, Inc. (a)             2,900                       57,275

Coachmen Industries, Inc.         120,000                     2,640,000

Winnebago Industries, Inc.        327,500                     5,403,750

                                                              8,101,025

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.3%

WMS Industries, Inc. (a)          100,000                    $ 1,356,250

PUBLISHING - 2.0%

Harte Hanks Communications,       75,200                      1,710,800
Inc.

Playboy Enterprises, Inc.         250,000                     7,281,250
Class B (a)

                                                              8,992,050

RESTAURANTS - 0.4%

Brinker International, Inc.       70,000                      1,964,375
(a)

TOTAL MEDIA & LEISURE                                         40,075,611

NONDURABLES - 5.9%

BEVERAGES - 5.2%

Canandaigua Wine, Inc. Class      260,000                     12,934,993
A (a)

Celestial Seasonings, Inc.        426,720                     8,214,360
(a)(c)

Golden State Vinters, Inc.        378,500                     2,531,219
Class B (a)(c)

                                                              23,680,572

FOODS - 0.7%

Ben & Jerry's Homemade, Inc.      110,000                     3,086,875
Class A (a)

Corn Products International,      8,090                       238,655
Inc.

                                                              3,325,530

TOTAL NONDURABLES                                             27,006,102

PRECIOUS METALS - 0.2%

Placer Dome, Inc.                 93,590                      1,041,936

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 1.0%

Baker (J.), Inc.                  200,000                     1,450,000

Chicos Fas, Inc. (a)              25,850                      586,472

Venator Group, Inc. (a)           250,000                     2,734,375

                                                              4,770,847

DRUG STORES - 0.7%

Duane Reade, Inc. (a)             100,000                     3,187,500

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.6%

Barbeques Galore Ltd.             50,000                      406,250
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Handleman Co. (a)                 620,000                    $ 7,323,750

Williams-Sonoma, Inc. (a)         300,000                     8,943,750

                                                              16,673,750

TOTAL RETAIL & WHOLESALE                                      24,632,097

SERVICES - 10.9%

EDUCATIONAL SERVICES - 0.2%

Quest Education Corp. (a)         60,000                      675,000

PRINTING - 0.7%

Valassis Communications, Inc.     95,415                      3,321,635
(a)

SERVICES - 10.0%

ACNielsen Corp. (a)               268,700                     7,573,981

APAC Teleservices, Inc. (a)       130,000                     479,375

Armor Holdings, Inc. (a)          500,000                     5,218,750

International Telecom Data        115,300                     1,441,250
Systems, Inc. (a)

Korn/Ferry International (a)      450,000                     5,962,500

Market Facts, Inc. (a)            70,000                      2,191,875

Medpartners, Inc. (a)             2,039,400                   11,854,013

Modis Professional Services,      771,190                     11,375,053
Inc. (a)

                                                              46,096,797

TOTAL SERVICES                                                50,093,432

TECHNOLOGY - 19.8%

COMMUNICATIONS EQUIPMENT - 0.1%

Xircom, Inc. (a)                  9,400                       237,350

COMPUTER SERVICES & SOFTWARE
- 15.2%

Acxiom Corp. (a)                  50,000                      1,350,000

Architel Systems Corp. (a)        35,800                      269,758

Catalyst International, Inc.      100,000                     1,675,000
(a)

CMGI, Inc. (a)                    20,440                      2,118,095

Electronics for Imaging, Inc.     11,800                      578,938
(a)

FactSet Research Systems,         52,500                      2,244,375
Inc.

Fair, Isaac & Co., Inc.           69,460                      2,274,815

Integrated Measurement            20,000                      220,000
Systems, Inc. (a)

Made2Manage Systems, Inc. (a)     30,000                      307,500

Medical Manager Corp. (a)         100,000                     4,950,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Pacific Internet Ltd. (a)         100                        $ 4,525

Pegasus Systems, Inc. (a)         348,360                     12,149,055

Pervasive Software, Inc. (a)      200,000                     3,425,000

Polycom, Inc. (a)                 240,000                     6,150,000

Project Software &                136,000                     3,867,500
Development, Inc. (a)

QRS Corp. (a)                     90,000                      6,660,000

Rational Software Corp. (a)       59,600                      2,015,225

RealNetworks, Inc. (a)            20,600                      1,460,025

Sabre Group Holdings, Inc.        4,900                       301,656
Class A (a)

Shared Medical Systems Corp.      100,000                     6,575,000

Sportsline USA, Inc. (a)          125,100                     4,652,156

Symantec Corp. (a)                70,000                      1,715,000

Titan Corp. (a)                   122,730                     974,169

TSI International Software        20,000                      442,500
Ltd. (a)

VeriSign, Inc. (a)                10,000                      1,185,000

Visual Networks, Inc. (a)         80,000                      2,360,000

                                                              69,925,292

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

HMT Technology Corp. (a)          287,200                     1,157,775

Safeguard Scientifics, Inc.       10,000                      731,250
(a)

                                                              1,889,025

ELECTRONIC INSTRUMENTS - 1.0%

KLA-Tencor Corp. (a)              27,550                      1,253,525

Sawtek, Inc. (a)                  20,000                      792,500

Teradyne, Inc. (a)                47,380                      2,502,256

                                                              4,548,281

ELECTRONICS - 2.5%

AstroPower, Inc. (a)              200,000                     2,612,500

Microchip Technology, Inc. (a)    39,540                      1,734,818

Microsemi Corp. (a)               14,840                      142,835

Power-One, Inc. (a)               162,500                     2,650,781

Semtech Corp. (a)                 108,820                     4,550,036

                                                              11,690,970

PHOTOGRAPHIC EQUIPMENT - 0.6%

Gretag Imaging Holding AG         30,000                      2,808,603
(Reg.)

TOTAL TECHNOLOGY                                              91,099,521

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TRANSPORTATION - 2.2%

AIR TRANSPORTATION - 0.0%

Travel Services                   2,010                      $ 16,520
International, Inc. (a)

SHIPPING - 0.4%

Sea Containers Ltd. Class A       50,000                      1,687,500

TRUCKING & FREIGHT - 1.8%

CNF Transportation, Inc.          6,180                       256,470

Expeditors International of       100,000                     5,562,500
Washington, Inc.

Swift Transportation Co.,         38,205                      698,435
Inc. (a)

USFreightways Corp.               50,000                      1,968,750

                                                              8,486,155

TOTAL TRANSPORTATION                                          10,190,175

UTILITIES - 1.7%

ELECTRIC UTILITY - 0.9%

Calpine Corp. (a)                 73,900                      4,004,456

TELEPHONE SERVICES - 0.8%

WinStar Communications, Inc.      74,720                      3,693,970
(a)

TOTAL UTILITIES                                               7,698,426

TOTAL COMMON STOCKS                                           426,766,760
(Cost $370,235,197)

NONCONVERTIBLE PREFERRED
STOCKS - 0.1%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Patriot American Hospitality,     9,151                       219,624
Inc. $3.75 (Cost $228,791)

CASH EQUIVALENTS - 7.2%



Taxable Central Cash Fund (b)     33,250,227                  33,250,227
(Cost $33,250,227)

TOTAL INVESTMENT IN                                            $ 460,236,611
SECURITIES - 100%
(Cost $403,714,215)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $407,095,187. Net unrealized appreciation aggregated $53,141,424, of which $75,050,691 related to appreciated investment securities and $21,909,267 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                            MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 460,236,611
value (cost $403,714,215) -
See accompanying schedule

Cash                                          176,330

Receivable for investments                    8,310,101
sold

Receivable for fund shares                    5,670,506
sold

Dividends receivable                          113,485

Interest receivable                           139,840

Prepaid expenses                              19,083

 TOTAL ASSETS                                 474,665,956

LIABILITIES

Payable for investments         $ 2,846,282
purchased

Payable for fund shares          379,614
redeemed

Accrued management fee           268,596

Distribution fees payable        219,993

Other payables and accrued       164,500
expenses

 TOTAL LIABILITIES                            3,878,985

NET ASSETS                                   $ 470,786,971

Net Assets consist of:

Paid in capital                              $ 385,110,783

Accumulated net investment                    (1,328,191)
(loss)

Accumulated undistributed net                 30,481,983
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   56,522,396
(depreciation) on investments

NET ASSETS                                   $ 470,786,971

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $16.18
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($31,821,276 (divided by)
1,966,329 shares)

Maximum offering price per         $17.17
share (100/94.25 of $16.18)

CLASS T: NET ASSET VALUE and       $16.15
redemption price per share
($228,685,522 (divided by)
14,163,399 shares)

Maximum offering price per         $16.74
share (100/96.50 of $16.15)

CLASS B: NET ASSET VALUE and       $16.07
offering price per share
($88,955,644 (divided by)
5,534,373 shares) A

CLASS C: NET ASSET VALUE and       $16.11
offering price per share
($72,649,072 (divided by)
4,508,205 shares) A

INSTITUTIONAL CLASS: NET           $16.21
ASSET VALUE, offering price
and redemption price   per
share ($48,675,457 (divided
by) 3,003,717 shares)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                         SIX MONTHS ENDED MAY 31,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                             $ 506,085
Dividends

 Special dividend from                         228,791
Patriot American
Hospitality, Inc.

Interest                                       514,159

 TOTAL INCOME                                  1,249,035

EXPENSES

Management fee                   $ 1,113,055

Transfer agent fees               354,237

Distribution fees                 912,874

Accounting fees and expenses      72,405

Non-interested trustees'          388
compensation

Custodian fees and expenses       11,308

Registration fees                 169,295

Audit                             8,515

Legal                             187

Miscellaneous                     249

 Total expenses before            2,642,513
reductions

 Expense reductions               (65,287)     2,577,226

NET INVESTMENT INCOME (LOSS)                   (1,328,191)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            31,117,055

 Foreign currency transactions    13,623       31,130,678

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            40,165,414

 Assets and liabilities in        21           40,165,435
foreign currencies

NET GAIN (LOSS)                                71,296,113

NET INCREASE (DECREASE) IN                    $ 69,967,922
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  SEPTEMBER 9, 1998
                               (UNAUDITED)                    (COMMENCEMENT OF OPERATIONS)
                                                              TO NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,328,191)                  $ (98,459)
income (loss)

 Net realized gain (loss)       31,130,678                     239,240

 Change in net unrealized       40,165,435                     16,356,961
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     69,967,922                     16,497,742
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (788,810)                      -
from net realized gains

Share transactions - net        260,232,985                    124,877,132
increase (decrease)

  TOTAL INCREASE (DECREASE)     329,412,097                    141,374,874
IN NET ASSETS

NET ASSETS

 Beginning of period            141,374,874                    -

 End of period (including      $ 470,786,971                  $ 141,374,874
accumulated net investment
loss of $1,328,191 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04) H                        (.01)

Net realized and unrealized       3.92                           2.36
gain (loss)

Total from investment             3.88                           2.35
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.18                        $ 12.35

TOTAL RETURN B, C                 31.46%                         23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,821                       $ 9,587
(000 omitted)

Ratio of expenses to average      1.43% A                        1.75% A, E
net assets

Ratio of expenses to average      1.39% A, F                     1.68% A, F
net assets after expense
reductions

Ratio of net investment           (.55)% A                       (.40)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.34                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06) H                        (.02)

Net realized and unrealized       3.92                           2.36
gain (loss)

Total from investment             3.86                           2.34
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.15                        $ 12.34

TOTAL RETURN B, C                 31.32%                         23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 228,686                      $ 72,428
(000 omitted)

Ratio of expenses to average      1.66% A                        2.00% A, E
net assets

Ratio of expenses to average      1.62% A, F                     1.93% A, F
net assets after expense
reductions

Ratio of net investment           (.78)% A                       (.63)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.31                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.10) H                        (.03)

Net realized and unrealized       3.91                           2.34
gain (loss)

Total from investment             3.81                           2.31
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.07                        $ 12.31

TOTAL RETURN B, C                 30.99%                         23.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,956                       $ 24,344
(000 omitted)

Ratio of expenses to average      2.22% A                        2.50% A, E
net assets

Ratio of expenses to average      2.17% A, F                     2.43% A, F
net assets after expense
reductions

Ratio of net investment           (1.33)% A                      (1.15)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.34                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09) H                        (.03)

Net realized and unrealized       3.91                           2.37
gain (loss)

Total from investment             3.82                           2.34
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.11                        $ 12.34

TOTAL RETURN B, C                 30.99%                         23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,649                       $ 22,117
(000 omitted)

Ratio of expenses to average      2.17% A                        2.50% A, E
net assets

Ratio of expenses to average      2.13% A, F                     2.44% A, F
net assets after expense
reductions

Ratio of net investment           (1.29)% A                      (1.15)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998 G



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02) H                        -

Net realized and unrealized       3.93                           2.35
gain (loss)

Total from investment             3.91                           2.35
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.21                        $ 12.35

TOTAL RETURN B, C                 31.70%                         23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,675                       $ 12,898
(000 omitted)

Ratio of expenses to average      1.13% A                        1.50% A, E
net assets

Ratio of expenses to average      1.08% A, F                     1.42% A, F
net assets after expense
reductions

Ratio of net investment           (.25)% A                       (.15)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $380,840,565 and $147,499,843, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,124     $ 1,055

CLASS T    375,843      2,777

CLASS B    272,173      210,142

CLASS C    238,734      238,734

          $ 912,874    $ 452,708

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 133,656    $ 79,071

CLASS T    420,189      207,452

CLASS B    99,676       99,676*

CLASS C    21,275       21,275*

          $ 674,796    $ 407,474

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 26,221   .26*

CLASS T                 170,829   .23*

CLASS B                 73,287    .27*

CLASS C                 54,121    .23*

INSTITUTIONAL CLASS     29,779    .20*

                       $ 354,237

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $29,987 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $60,356 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,649 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 166

CLASS C    116

          $ 282

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED

                        MAY 31,

                        1999

FROM NET REALIZED GAIN

Class A                 $ 53,944

Class T                  394,577

Class B                  138,774

Class C                  127,440

Institutional Class      74,075

Total                   $ 788,810

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                                  DOLLARS

                                SIX MONTHS ENDED MAY 31,  SEPTEMBER 9, 1998             SIX MONTHS ENDED MAY 31,
                                                          (COMMENCEMENT OF OPERATIONS)
                                                          TO NOVEMBER 30,

                                1999                      1998                          1999



CLASS A Shares sold              1,444,698                 803,382                      $ 21,092,800

Reinvestment of distributions    3,246                     -                             47,909

Shares redeemed                  (258,114)                 (26,883)                      (3,746,843)

Net increase (decrease)          1,189,830                 776,499                      $ 17,393,866

CLASS T Shares sold              11,189,435                5,958,472                    $ 164,887,176

Reinvestment of distributions    24,369                    -                             359,185

Shares redeemed                  (2,921,392)               (87,485)                      (43,515,602)

Net increase (decrease)          8,292,412                 5,870,987                    $ 121,730,759

CLASS B Shares sold              3,943,312                 2,004,383                    $ 57,915,326

Reinvestment of distributions    7,915                     -                             116,348

Shares redeemed                  (394,252)                 (26,985)                      (5,691,289)

Net increase (decrease)          3,556,975                 1,977,398                    $ 52,340,385

CLASS C Shares sold              3,022,945                 1,833,835                    $ 44,032,697

Reinvestment of distributions    7,697                     -                             113,449

Shares redeemed                  (314,746)                 (41,526)                      (4,561,621)

Net increase (decrease)          2,715,896                 1,792,309                    $ 39,584,525

INSTITUTIONAL CLASS Shares       2,176,062                 1,065,454                    $ 32,343,490
sold

Reinvestment of distributions    4,008                     -                             59,158

Shares redeemed                  (220,934)                 (20,873)                      (3,219,198)

Net increase (decrease)          1,959,136                 1,044,581                    $ 29,183,450





                                SEPTEMBER 9, 1998
                                (COMMENCEMENT OF OPERATIONS)
                                TO NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 8,780,684

Reinvestment of distributions    -

Shares redeemed                  (306,364)

Net increase (decrease)         $ 8,474,320

CLASS T Shares sold             $ 65,079,821

Reinvestment of distributions    -

Shares redeemed                  (935,799)

Net increase (decrease)         $ 64,144,022

CLASS B Shares sold             $ 22,156,184

Reinvestment of distributions    -

Shares redeemed                  (321,811)

Net increase (decrease)         $ 21,834,373

CLASS C Shares sold             $ 19,957,700

Reinvestment of distributions    -

Shares redeemed                  (489,364)

Net increase (decrease)         $ 19,468,336

INSTITUTIONAL CLASS Shares      $ 11,180,375
sold

Reinvestment of distributions    -

Shares redeemed                  (224,294)

Net increase (decrease)         $ 10,956,081


8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Celestial Seasonings, Inc.        $ 120,238          $ -             $ -                  $ 8,214,360

Golden State Vinters, Inc.         189,926            -               -                    2,531,219
Class B

TOTALS                            $ 310,164          $ -             $ -                  $ 10,745,579







INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ASCF-SANN-0799  80129
1.721218.100

(Fidelity Logo Graphic)(registered trademark)




FIDELITY ADVISOR
SMALL CAP
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logos)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  20  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 29  Notes to the financial
                          statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR SMALL CAP FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999       PAST 6 MONTHS  LIFE OF FUND

FIDELITY ADV SMALL CAP - INST    31.70%         62.65%
CL

Russell 2000(registered          11.03%         25.63%
trademark)

Small Cap Funds Average          9.39%          n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months or since the fund started on September 9, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Russell 2000 Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 745 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Small Cap -CL I          Russell 2000
             00298                       RS002
  1998/09/09      10000.00                    10000.00
  1998/09/30      10190.00                    10330.77
  1998/10/31      11250.00                    10752.10
  1998/11/30      12350.00                    11315.43
  1998/12/31      13900.00                    12015.65
  1999/01/31      14689.59                    12175.32
  1999/02/28      14117.66                    11189.19
  1999/03/31      15000.64                    11363.87
  1999/04/30      16134.47                    12382.15
  1999/05/28      16264.91                    12563.02
IMATRL PRASUN   SHR__CHT 19990531 19990614 134509 R00000000000012

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Small Cap Fund - Institutional Class on September 9, 1998, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $16,265 - a 62.65% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,563 - a 25.63% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks or
bonds will vary. That means if
you sell your shares during
a market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Harry Lange)

An interview with Harry Lange, Portfolio Manager of Fidelity Advisor Small Cap Fund

Q. HOW DID THE FUND PERFORM, HARRY?

A. Very well. For the six months that ended May 31, 1999, the fund's Institutional Class shares returned 31.70%. This easily topped the Russell 2000 Index, which returned 11.03% during the same period. The small cap funds average - as tracked by Lipper Inc. - had a six-month return of 9.39% as of May 31, 1999. From September 9, 1998 - the date of the fund's inception - through May 31, 1999, the fund's Institutional Class shares returned 62.65%. The Russell 2000 Index returned 25.63% in that time period. In future reports, we'll look at the fund's six- and 12-month performance.

Q. CAN YOU HIGHLIGHT THE MAIN FACTORS THAT CONTRIBUTED TO THE FUND'S STRONG SHOWING?

A. Much of the fund's performance can be traced to fortuitous timing and good stock picking. When the fund commenced operations, small-cap stock valuations were pretty beaten down. My early strategy was to look for names that I felt could snap back sharply in the event of an upswing. This led me to several semiconductor-related names, including KLA-Tencor and Teradyne. When business prospects for these types of companies began to improve in late 1998, both of these investments prospered. Following the same line of thinking, I pared back the fund's technology exposure during the first few months of 1999 and allocated some of those assets to energy services stocks. At the time, the price of oil was extremely low and I felt that oil exploration companies such as BJ Services - the fund's second-largest holding at the end of the period - and Rowan could benefit should the price rise. Shortly thereafter, we began to see a steady climb in the price of oil and these holdings performed very well. There's also an internal factor I'd point to - the establishment of Fidelity's new small-cap research team. Having a group of analysts concentrate solely on small caps has been quite advantageous.

Q. WERE THERE ANY OTHER AREAS THAT DREW YOUR ATTENTION?

A. The fund also benefited from good stock selection in the Internet category. While investors as a whole seemed a bit skeptical of Internet stocks due to their high valuations, I was able to find several small-cap names - including CMGI, RealNetworks and E*Trade - that had favorable prospects. For the period, CMGI was the fund's best individual contributor. The company has forged a niche as an Internet venture capital company. If someone has a start-up Internet idea and wants to seek capital, CMGI is the company they tend to turn to. One well-known company spun off from CMGI, for instance, was Lycos. RealNetworks, meanwhile, supports live audio and video streams over the Web, and E*Trade blossomed along with the increased attraction to online securities trading. Each of these holdings performed well during the period.

Q. COMPARED TO SIX MONTHS AGO, HARRY, ONLY THREE OF THE FUND'S TOP 10 STOCKS REMAIN IN THE TOP 10. IS THIS ROTATION BY DESIGN?

A. Some of it is, some of it isn't. For example, there are some names that gradually fell out of my favor during the period due to weakening business profiles. HMT Technology, which was the fund's fourth-largest position six months ago - was a big disappointment and fell out of the top 10. Celestial Seasonings - the popular maker of teas - would be another detractor that lost its spot in the top 10. But another part of this rotation has to do simply with market reaction and the fact that I have similar-sized stakes in many of the fund's top 20 or so holdings. By nature, the slightest market shift within the small-cap universe can cause one stock to leapfrog another stock within the portfolio. This happens on a daily basis.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. If we continue to see merger and acquisitions within industries such as technology, small caps may be able to sustain the momentum they established during this past period. If this takes place, more money should flow into small-cap stocks and small-cap funds. From a portfolio perspective, areas such as biotechnology and health care could present some interesting opportunities.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks long-term growth
of capital by investing
primarily in equity securities
of companies with small
market capitalizations

START DATE: September 9,
1998

SIZE: as of May 31, 1999,
more than $470 million

MANAGER: Harry Lange, since
inception; research director,
Fidelity Investments Far East,
1988-1992; joined Fidelity
in 1987
(checkmark)

HARRY LANGE TALKS ABOUT THE
TURNAROUND IN SMALL-CAP
STOCK PERFORMANCE:

"For the first time in five years, the
Russell 2000 Index - a gauge of
smaller stocks - outperformed
the large-cap oriented S&P 500
during a six-month period. I think
the seeds of this turnaround can
be traced to both company
takeovers and the Internet.

"Platinum Technology, for
instance, which the fund owned
during the period, was trading at
9 7/8 per share when it was
acquired by Computer Associates.
Computer Associates paid 29 3/4
per share for Platinum, or roughly
three times the closing price. When
companies pay a premium like that,
other small technology companies
tend to benefit vicariously.

"Small-cap companies also offer
more Internet-related
opportunities. A lot of the big
companies tend to do things the
old-fashioned way. Smaller
companies - particularly newer
ones - are quicker to adapt their
business models to the Internet to
take advantage. With the Internet
gaining in popularity, larger
companies may look upon this
capability favorably when looking
to acquire a smaller firm.

"Along with these factors, I'd also
point to a renewed sense of
investor optimism. We've begun to
see signs of gradual improvement
in overseas markets such as
Japan, which has been plagued by
downtrodden economic
conditions for a significant
amount of time. When investors
see trouble spots such as Japan
begin to turn the corner, there's
more of a willingness to take risks
with smaller stocks."


INVESTMENT CHANGES



TOP TEN STOCKS AS OF MAY 31,
1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                         THESE STOCKS 6 MONTHS AGO

Canandaigua Wine, Inc. Class A   2.8                      0.0

BJ Services Co.                  2.7                      0.0

Pegasus Systems, Inc.            2.6                      3.8

Medpartners, Inc.                2.6                      3.2

Modis Professional Services,     2.5                      1.0
Inc.

Cytyc Corp.                      2.2                      3.5

Medco Research, Inc.             2.1                      1.2

Harnischfeger Industries, Inc.   2.0                      0.0

Williams-Sonoma, Inc.            1.9                      0.0

Rayovac Corp.                    1.9                      1.8

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                                % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  IN
                                                         THESE MARKET SECTORS  6
                                                         MONTHS AGO

TECHNOLOGY                       19.8                     31.1

SERVICES                         10.9                     10.9

MEDIA & LEISURE                  8.7                      3.9

HEALTH                           8.6                      11.4

ENERGY                           6.7                      1.5


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                       Stocks 92.8%

                       Short-Term  Investments 7.2%

* FOREIGN INVESTMENTS                                2.3%


Row: 1, Col: 1, Value: 92.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.2

AS OF NOVEMBER 30, 1998 **

                            Stocks 87.2%

                            Short-Term  Investments 12.8%

** FOREIGN INVESTMENTS                                     3.1%


Row: 1, Col: 1, Value: 87.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 12.8

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 92.7%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

AEROSPACE & DEFENSE - 0.4%

BE Aerospace, Inc. (a)            100,000                    $ 1,787,500

DEFENSE ELECTRONICS - 0.2%

Herley Industries, Inc.           66,600                      861,638

Nichols Research Corp. (a)        10,000                      202,500

                                                              1,064,138

TOTAL AEROSPACE & DEFENSE                                     2,851,638

BASIC INDUSTRIES - 2.3%

CHEMICALS & PLASTICS - 1.3%

Arch Chemicals, Inc. (a)          82,200                      1,895,738

Georgia Gulf Corp.                200,000                     2,987,500

Witco Corp.                       50,000                      875,000

                                                              5,758,238

METALS & MINING - 0.8%

Cable Design Technology Corp.     275,000                     3,884,375
(a)

PAPER & FOREST PRODUCTS - 0.2%

Mercer International, Inc.        83,750                      486,797
(SBI)

Pentair, Inc.                     13,570                      598,776

                                                              1,085,573

TOTAL BASIC INDUSTRIES                                        10,728,186

CONSTRUCTION & REAL ESTATE -
6.4%

BUILDING MATERIALS - 0.3%

Owens-Corning                     400                         15,750

Rock of Ages Corp. Class A (a)    25,000                      265,625

Southdown, Inc.                   19,300                      1,223,138

                                                              1,504,513

CONSTRUCTION - 0.7%

Beazer Homes USA, Inc. (a)        45,000                      1,001,250

Lennar Corp.                      50,000                      1,131,250

Pulte Corp.                       50,000                      1,190,625

                                                              3,323,125

REAL ESTATE - 2.1%

Boardwalk Equities, Inc. (a)      50,000                      543,072

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

REAL ESTATE - CONTINUED

Catellus Development Corp. (a)    13,990                     $ 215,096

Stewart Enterprises, Inc.         470,000                     8,665,625
Class A

                                                              9,423,793

REAL ESTATE INVESTMENT TRUSTS
- 3.3%

Alexandria Real Estate            20,000                      632,500
Equities, Inc.

Apartment Investment &            73,740                      3,097,080
Management Co. Class A

CenterPoint Properties Trust      11,820                      424,043

Colonial Properties Trust         13,800                      387,263
(SBI)

Duke Realty Investments, Inc.     29,580                      684,038

Glenborough Realty Trust,         105,670                     1,935,082
Inc.

Home Properties of N.Y., Inc.     95,959                      2,500,931

Mack-Cali Realty Corp.            10,000                      323,750

Patriot American Hospitality,     930,280                     4,825,828
Inc. unit

Urban Shopping Centers, Inc.      14,930                      492,690

                                                              15,303,205

TOTAL CONSTRUCTION & REAL                                     29,554,636
ESTATE

DURABLES - 4.1%

AUTOS, TIRES, & ACCESSORIES -
1.6%

Copart, Inc. (a)                  350,000                     6,387,500

Pep Boys-Manny, Moe & Jack        50,000                      943,750

Spartan Motors, Inc.              20,000                      115,000

                                                              7,446,250

CONSUMER DURABLES - 0.4%

CompX International, Inc. (a)     122,934                     1,859,377

CONSUMER ELECTRONICS - 0.6%

Fossil, Inc. (a)                  62,200                      2,608,513

HOME FURNISHINGS - 0.1%

Restoration Hardware, Inc.        50,000                      596,875

TEXTILES & APPAREL - 1.4%

Galey & Lord, Inc. (a)            15,350                      63,319

Liz Claiborne, Inc.               110,000                     3,960,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Quaker Fabric Corp. (a)           374,620                    $ 1,884,807

Supreme International Corp.       39,600                      423,225
(a)

                                                              6,331,351

TOTAL DURABLES                                                18,842,366

ENERGY - 6.7%

ENERGY SERVICES - 6.0%

BJ Services Co. (a)               450,000                     12,403,125

Nabors Industries, Inc. (a)       100,000                     2,000,000

Oceaneering International,        200,000                     3,087,500
Inc. (a)

Rowan Companies, Inc. (a)         430,000                     7,256,250

Smith International, Inc.         60,000                      2,595,000

Tidewater, Inc.                   14,520                      371,168

                                                              27,713,043

OIL & GAS - 0.7%

Cooper Cameron Corp. (a)          69,170                      2,503,089

Kerr-McGee Corp.                  14,501                      674,297

                                                              3,177,386

TOTAL ENERGY                                                  30,890,429

FINANCE - 3.6%

BANKS - 0.7%

Bank of The Ozarks, Inc.          30,500                      579,500

Cathay Bancorp, Inc.              13,000                      456,625

Sterling Bancorp                  50,000                      1,025,000

Westamerica Bancorp.              27,630                      954,962

Whitney Holding Corp.             10,000                      407,500

                                                              3,423,587

CREDIT & OTHER FINANCE - 0.2%

Investors Financial Services      600                         21,150
Corp.

Long Beach Financial Corp. (a)    53,510                      765,862

                                                              787,012

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 0.5%

American Bankers Insurance        20,000                     $ 1,072,500
Group, Inc.

PMI Group, Inc.                   20,000                      1,170,000

                                                              2,242,500

SAVINGS & LOANS - 0.7%

Dime Bancorp, Inc.                116,970                     2,383,264

Washington Federal, Inc.          34,188                      769,230

                                                              3,152,494

SECURITIES INDUSTRY - 1.5%

E*Trade Group, Inc. (a)           20,000                      890,000

Everen Capital Corp.              40,000                      1,172,500

Hambrecht & Quist Group (a)       70,000                      2,515,625

Knight/Trimark Group, Inc.        40,000                      2,240,000
Class A (a)

                                                              6,818,125

TOTAL FINANCE                                                 16,423,718

HEALTH - 8.6%

DRUGS & PHARMACEUTICALS - 5.8%

Aviron (a)                        30,000                      648,750

Biomatrix, Inc. (a)               60,000                      1,837,500

Chirex, Inc. (a)                  400                         12,075

Cytyc Corp. (a)                   491,200                     10,192,400

Medco Research, Inc. (a)          412,780                     9,700,330

Medimmune, Inc. (a)               5,200                       330,850

Sepracor, Inc. (a)                35,000                      2,231,250

SuperGen, Inc. (a)                100,000                     1,743,750

                                                              26,696,905

MEDICAL EQUIPMENT & SUPPLIES
- 1.6%

Bindley Western Industries,       100,000                     3,012,500
Inc.

ESC Medical Systems Ltd. (a)      295,350                     1,809,019

Physiometrix, Inc. (a)            169,000                     200,688

Scott Technologies, Inc.          50,000                      943,750
Class A (a)

Wesley Jessen Visioncare,         50,000                      1,556,250
Inc. (a)

                                                              7,522,207

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 1.2%

Health Management Associates,     401,800                    $ 5,223,400
Inc. Class A (a)

TOTAL HEALTH                                                  39,442,512

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.7%

ELECTRICAL EQUIPMENT - 3.3%

ANTEC Corp. (a)                   100,000                     2,931,250

Energy Conversion Devices,        20,000                      173,750
Inc.

Pittway Corp.                     70,000                      1,876,875

Rayovac Corp. (a)                 347,800                     8,781,950

VWR Scientific Products Corp.     50,000                      1,431,250
(a)

                                                              15,195,075

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.4%

Coltec Industries, Inc. (a)       50,000                      1,000,000

Harnischfeger Industries,         1,250,000                   8,984,375
Inc.

PRI Automation, Inc. (a)          38,200                      935,900

                                                              10,920,275

POLLUTION CONTROL - 0.0%

Waste Industries, Inc. (a)        5,000                       80,625

TOTAL INDUSTRIAL MACHINERY &                                  26,195,975
EQUIPMENT

MEDIA & LEISURE - 8.7%

BROADCASTING - 4.1%

Capital Radio PLC                 100,000                     1,404,779

Heftel Broadcasting Corp.         36,400                      2,261,350
Class A (a)

Nielsen Media Research, Inc.      270,000                     7,222,500

Radio One, Inc. (a)               200,000                     8,050,000

Scottish Radio Holdings PLC       5,100                       69,438

                                                              19,008,067

ENTERTAINMENT - 0.1%

Dover Downs Entertainment,        34,300                      653,844
Inc.

LEISURE DURABLES & TOYS - 1.8%

Brass Eagle, Inc. (a)             2,900                       57,275

Coachmen Industries, Inc.         120,000                     2,640,000

Winnebago Industries, Inc.        327,500                     5,403,750

                                                              8,101,025

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LODGING & GAMING - 0.3%

WMS Industries, Inc. (a)          100,000                    $ 1,356,250

PUBLISHING - 2.0%

Harte Hanks Communications,       75,200                      1,710,800
Inc.

Playboy Enterprises, Inc.         250,000                     7,281,250
Class B (a)

                                                              8,992,050

RESTAURANTS - 0.4%

Brinker International, Inc.       70,000                      1,964,375
(a)

TOTAL MEDIA & LEISURE                                         40,075,611

NONDURABLES - 5.9%

BEVERAGES - 5.2%

Canandaigua Wine, Inc. Class      260,000                     12,934,993
A (a)

Celestial Seasonings, Inc.        426,720                     8,214,360
(a)(c)

Golden State Vinters, Inc.        378,500                     2,531,219
Class B (a)(c)

                                                              23,680,572

FOODS - 0.7%

Ben & Jerry's Homemade, Inc.      110,000                     3,086,875
Class A (a)

Corn Products International,      8,090                       238,655
Inc.

                                                              3,325,530

TOTAL NONDURABLES                                             27,006,102

PRECIOUS METALS - 0.2%

Placer Dome, Inc.                 93,590                      1,041,936

RETAIL & WHOLESALE - 5.3%

APPAREL STORES - 1.0%

Baker (J.), Inc.                  200,000                     1,450,000

Chicos Fas, Inc. (a)              25,850                      586,472

Venator Group, Inc. (a)           250,000                     2,734,375

                                                              4,770,847

DRUG STORES - 0.7%

Duane Reade, Inc. (a)             100,000                     3,187,500

RETAIL & WHOLESALE,
MISCELLANEOUS - 3.6%

Barbeques Galore Ltd.             50,000                      406,250
sponsored ADR (a)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - CONTINUED

Handleman Co. (a)                 620,000                    $ 7,323,750

Williams-Sonoma, Inc. (a)         300,000                     8,943,750

                                                              16,673,750

TOTAL RETAIL & WHOLESALE                                      24,632,097

SERVICES - 10.9%

EDUCATIONAL SERVICES - 0.2%

Quest Education Corp. (a)         60,000                      675,000

PRINTING - 0.7%

Valassis Communications, Inc.     95,415                      3,321,635
(a)

SERVICES - 10.0%

ACNielsen Corp. (a)               268,700                     7,573,981

APAC Teleservices, Inc. (a)       130,000                     479,375

Armor Holdings, Inc. (a)          500,000                     5,218,750

International Telecom Data        115,300                     1,441,250
Systems, Inc. (a)

Korn/Ferry International (a)      450,000                     5,962,500

Market Facts, Inc. (a)            70,000                      2,191,875

Medpartners, Inc. (a)             2,039,400                   11,854,013

Modis Professional Services,      771,190                     11,375,053
Inc. (a)

                                                              46,096,797

TOTAL SERVICES                                                50,093,432

TECHNOLOGY - 19.8%

COMMUNICATIONS EQUIPMENT - 0.1%

Xircom, Inc. (a)                  9,400                       237,350

COMPUTER SERVICES & SOFTWARE
- 15.2%

Acxiom Corp. (a)                  50,000                      1,350,000

Architel Systems Corp. (a)        35,800                      269,758

Catalyst International, Inc.      100,000                     1,675,000
(a)

CMGI, Inc. (a)                    20,440                      2,118,095

Electronics for Imaging, Inc.     11,800                      578,938
(a)

FactSet Research Systems,         52,500                      2,244,375
Inc.

Fair, Isaac & Co., Inc.           69,460                      2,274,815

Integrated Measurement            20,000                      220,000
Systems, Inc. (a)

Made2Manage Systems, Inc. (a)     30,000                      307,500

Medical Manager Corp. (a)         100,000                     4,950,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Pacific Internet Ltd. (a)         100                        $ 4,525

Pegasus Systems, Inc. (a)         348,360                     12,149,055

Pervasive Software, Inc. (a)      200,000                     3,425,000

Polycom, Inc. (a)                 240,000                     6,150,000

Project Software &                136,000                     3,867,500
Development, Inc. (a)

QRS Corp. (a)                     90,000                      6,660,000

Rational Software Corp. (a)       59,600                      2,015,225

RealNetworks, Inc. (a)            20,600                      1,460,025

Sabre Group Holdings, Inc.        4,900                       301,656
Class A (a)

Shared Medical Systems Corp.      100,000                     6,575,000

Sportsline USA, Inc. (a)          125,100                     4,652,156

Symantec Corp. (a)                70,000                      1,715,000

Titan Corp. (a)                   122,730                     974,169

TSI International Software        20,000                      442,500
Ltd. (a)

VeriSign, Inc. (a)                10,000                      1,185,000

Visual Networks, Inc. (a)         80,000                      2,360,000

                                                              69,925,292

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

HMT Technology Corp. (a)          287,200                     1,157,775

Safeguard Scientifics, Inc.       10,000                      731,250
(a)

                                                              1,889,025

ELECTRONIC INSTRUMENTS - 1.0%

KLA-Tencor Corp. (a)              27,550                      1,253,525

Sawtek, Inc. (a)                  20,000                      792,500

Teradyne, Inc. (a)                47,380                      2,502,256

                                                              4,548,281

ELECTRONICS - 2.5%

AstroPower, Inc. (a)              200,000                     2,612,500

Microchip Technology, Inc. (a)    39,540                      1,734,818

Microsemi Corp. (a)               14,840                      142,835

Power-One, Inc. (a)               162,500                     2,650,781

Semtech Corp. (a)                 108,820                     4,550,036

                                                              11,690,970

PHOTOGRAPHIC EQUIPMENT - 0.6%

Gretag Imaging Holding AG         30,000                      2,808,603
(Reg.)

TOTAL TECHNOLOGY                                              91,099,521

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TRANSPORTATION - 2.2%

AIR TRANSPORTATION - 0.0%

Travel Services                   2,010                      $ 16,520
International, Inc. (a)

SHIPPING - 0.4%

Sea Containers Ltd. Class A       50,000                      1,687,500

TRUCKING & FREIGHT - 1.8%

CNF Transportation, Inc.          6,180                       256,470

Expeditors International of       100,000                     5,562,500
Washington, Inc.

Swift Transportation Co.,         38,205                      698,435
Inc. (a)

USFreightways Corp.               50,000                      1,968,750

                                                              8,486,155

TOTAL TRANSPORTATION                                          10,190,175

UTILITIES - 1.7%

ELECTRIC UTILITY - 0.9%

Calpine Corp. (a)                 73,900                      4,004,456

TELEPHONE SERVICES - 0.8%

WinStar Communications, Inc.      74,720                      3,693,970
(a)

TOTAL UTILITIES                                               7,698,426

TOTAL COMMON STOCKS                                           426,766,760
(Cost $370,235,197)

NONCONVERTIBLE PREFERRED
STOCKS - 0.1%



CONSTRUCTION & REAL ESTATE -
0.1%

REAL ESTATE INVESTMENT TRUSTS
- 0.1%

Patriot American Hospitality,     9,151                       219,624
Inc. $3.75 (Cost $228,791)

CASH EQUIVALENTS - 7.2%



Taxable Central Cash Fund (b)     33,250,227                  33,250,227
(Cost $33,250,227)

TOTAL INVESTMENT IN                                          $ 460,236,611
SECURITIES - 100%
(Cost $403,714,215)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $407,095,187. Net unrealized appreciation aggregated $53,141,424, of which $75,050,691 related to appreciated investment securities and $21,909,267 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                      MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 460,236,611
value (cost $403,714,215) -
See accompanying schedule

Cash                                          176,330

Receivable for investments                    8,310,101
sold

Receivable for fund shares                    5,670,506
sold

Dividends receivable                          113,485

Interest receivable                           139,840

Prepaid expenses                              19,083

 TOTAL ASSETS                                 474,665,956

LIABILITIES

Payable for investments         $ 2,846,282
purchased

Payable for fund shares          379,614
redeemed

Accrued management fee           268,596

Distribution fees payable        219,993

Other payables and accrued       164,500
expenses

 TOTAL LIABILITIES                            3,878,985

NET ASSETS                                   $ 470,786,971

Net Assets consist of:

Paid in capital                              $ 385,110,783

Accumulated net investment                    (1,328,191)
(loss)

Accumulated undistributed net                 30,481,983
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   56,522,396
(depreciation) on investments

NET ASSETS                                   $ 470,786,971

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                           MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $16.18
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($31,821,276 (divided by)
1,966,329 shares)

Maximum offering price per         $17.17
share (100/94.25 of $16.18)

CLASS T: NET ASSET VALUE and       $16.15
redemption price per share
($228,685,522 (divided by)
14,163,399 shares)

Maximum offering price per         $16.74
share (100/96.50 of $16.15)

CLASS B: NET ASSET VALUE and       $16.07
offering price per share
($88,955,644 (divided by)
5,534,373 shares) A

CLASS C: NET ASSET VALUE and       $16.11
offering price per share
($72,649,072 (divided by)
4,508,205 shares) A

INSTITUTIONAL CLASS: NET           $16.21
ASSET VALUE, offering price
and redemption price   per
share ($48,675,457 (divided
by) 3,003,717 shares)

A REDEMPTION PRICE PER-SHARE IS EQUAL TO NET ASSET VALUE LESS
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                    SIX MONTHS ENDED MAY 31,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                             $ 506,085
Dividends

 Special dividend from                         228,791
Patriot American
Hospitality, Inc.

Interest                                       514,159

 TOTAL INCOME                                  1,249,035

EXPENSES

Management fee                   $ 1,113,055

Transfer agent fees               354,237

Distribution fees                 912,874

Accounting fees and expenses      72,405

Non-interested trustees'          388
compensation

Custodian fees and expenses       11,308

Registration fees                 169,295

Audit                             8,515

Legal                             187

Miscellaneous                     249

 Total expenses before            2,642,513
reductions

 Expense reductions               (65,287)     2,577,226

NET INVESTMENT INCOME (LOSS)                   (1,328,191)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            31,117,055

 Foreign currency transactions    13,623       31,130,678

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            40,165,414

 Assets and liabilities in        21           40,165,435
foreign currencies

NET GAIN (LOSS)                                71,296,113

NET INCREASE (DECREASE) IN                    $ 69,967,922
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  SEPTEMBER 9, 1998
                               (UNAUDITED)                    (COMMENCEMENT OF OPERATIONS)
                                                              TO NOVEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,328,191)                  $ (98,459)
income (loss)

 Net realized gain (loss)       31,130,678                     239,240

 Change in net unrealized       40,165,435                     16,356,961
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     69,967,922                     16,497,742
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (788,810)                      -
from net realized gains

Share transactions - net        260,232,985                    124,877,132
increase (decrease)

  TOTAL INCREASE (DECREASE)     329,412,097                    141,374,874
IN NET ASSETS

NET ASSETS

 Beginning of period            141,374,874                    -

 End of period (including      $ 470,786,971                  $ 141,374,874
accumulated net investment
loss of $1,328,191 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04) H                        (.01)

Net realized and unrealized       3.92                           2.36
gain (loss)

Total from investment             3.88                           2.35
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.18                        $ 12.35

TOTAL RETURN B, C                 31.46%                         23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 31,821                       $ 9,587
(000 omitted)

Ratio of expenses to average      1.43% A                        1.75% A, E
net assets

Ratio of expenses to average      1.39% A, F                     1.68% A, F
net assets after expense
reductions

Ratio of net investment           (.55)% A                       (.40)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.34                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06) H                        (.02)

Net realized and unrealized       3.92                           2.36
gain (loss)

Total from investment             3.86                           2.34
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.15                        $ 12.34

TOTAL RETURN B, C                 31.32%                         23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 228,686                      $ 72,428
(000 omitted)

Ratio of expenses to average      1.66% A                        2.00% A, E
net assets

Ratio of expenses to average      1.62% A, F                     1.93% A, F
net assets after expense
reductions

Ratio of net investment           (.78)% A                       (.63)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.31                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.10) H                        (.03)

Net realized and unrealized       3.91                           2.34
gain (loss)

Total from investment             3.81                           2.31
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.07                        $ 12.31

TOTAL RETURN B, C                 30.99%                         23.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 88,956                       $ 24,344
(000 omitted)

Ratio of expenses to average      2.22% A                        2.50% A, E
net assets

Ratio of expenses to average      2.17% A, F                     2.43% A, F
net assets after expense
reductions

Ratio of net investment           (1.33)% A                      (1.15)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998 G
                                 (UNAUDITED)



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.34                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09) H                        (.03)

Net realized and unrealized       3.91                           2.37
gain (loss)

Total from investment             3.82                           2.34
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.11                        $ 12.34

TOTAL RETURN B, C                 30.99%                         23.40%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,649                       $ 22,117
(000 omitted)

Ratio of expenses to average      2.17% A                        2.50% A, E
net assets

Ratio of expenses to average      2.13% A, F                     2.44% A, F
net assets after expense
reductions

Ratio of net investment           (1.29)% A                      (1.15)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998 G



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 12.35                        $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.02) H                        -

Net realized and unrealized       3.93                           2.35
gain (loss)

Total from investment             3.91                           2.35
operations

Less Distributions

From net realized gain            (.05)                          -

Net asset value, end of period   $ 16.21                        $ 12.35

TOTAL RETURN B, C                 31.70%                         23.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 48,675                       $ 12,898
(000 omitted)

Ratio of expenses to average      1.13% A                        1.50% A, E
net assets

Ratio of expenses to average      1.08% A, F                     1.42% A, F
net assets after expense
reductions

Ratio of net investment           (.25)% A                       (.15)% A
income (loss) to average net
assets

Portfolio turnover                106% A                         204% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G FOR THE PERIOD SEPTEMBER 9, 1998 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1998.

H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM PATRIOT AMERICAN HOSPITALITY, INC. WHICH AMOUNTED TO $.01 PER SHARE.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses of the funds except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $380,840,565 and $147,499,843, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 26,124     $ 1,055

CLASS T    375,843      2,777

CLASS B    272,173      210,142

CLASS C    238,734      238,734

          $ 912,874    $ 452,708

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED

assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 133,656    $ 79,071

CLASS T    420,189      207,452

CLASS B    99,676       99,676*

CLASS C    21,275       21,275*

          $ 674,796    $ 407,474

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 26,221   .26*

CLASS T                 170,829   .23*

CLASS B                 73,287    .27*

CLASS C                 54,121    .23*

INSTITUTIONAL CLASS     29,779    .20*

                       $ 354,237

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $29,987 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $60,356 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $4,649 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 166

CLASS C    116

          $ 282

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED

                        MAY 31,

                        1999

FROM NET REALIZED GAIN

Class A                 $ 53,944

Class T                  394,577

Class B                  138,774

Class C                  127,440

Institutional Class      74,075

Total                   $ 788,810

7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                                  DOLLARS

                                SIX MONTHS ENDED MAY 31,  SEPTEMBER 9, 1998             SIX MONTHS ENDED MAY 31,
                                                          (COMMENCEMENT OF OPERATIONS)
                                                          TO NOVEMBER 30,

                                1999                      1998                          1999



CLASS A Shares sold              1,444,698                 803,382                      $ 21,092,800

Reinvestment of distributions    3,246                     -                             47,909

Shares redeemed                  (258,114)                 (26,883)                      (3,746,843)

Net increase (decrease)          1,189,830                 776,499                      $ 17,393,866

CLASS T Shares sold              11,189,435                5,958,472                    $ 164,887,176

Reinvestment of distributions    24,369                    -                             359,185

Shares redeemed                  (2,921,392)               (87,485)                      (43,515,602)

Net increase (decrease)          8,292,412                 5,870,987                    $ 121,730,759

CLASS B Shares sold              3,943,312                 2,004,383                    $ 57,915,326

Reinvestment of distributions    7,915                     -                             116,348

Shares redeemed                  (394,252)                 (26,985)                      (5,691,289)

Net increase (decrease)          3,556,975                 1,977,398                    $ 52,340,385

CLASS C Shares sold              3,022,945                 1,833,835                    $ 44,032,697

Reinvestment of distributions    7,697                     -                             113,449

Shares redeemed                  (314,746)                 (41,526)                      (4,561,621)

Net increase (decrease)          2,715,896                 1,792,309                    $ 39,584,525

INSTITUTIONAL CLASS Shares       2,176,062                 1,065,454                    $ 32,343,490
sold

Reinvestment of distributions    4,008                     -                             59,158

Shares redeemed                  (220,934)                 (20,873)                      (3,219,198)

Net increase (decrease)          1,959,136                 1,044,581                    $ 29,183,450





                                SEPTEMBER 9, 1998
                                (COMMENCEMENT OF OPERATIONS)
                                TO NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 8,780,684

Reinvestment of distributions    -

Shares redeemed                  (306,364)

Net increase (decrease)         $ 8,474,320

CLASS T Shares sold             $ 65,079,821

Reinvestment of distributions    -

Shares redeemed                  (935,799)

Net increase (decrease)         $ 64,144,022

CLASS B Shares sold             $ 22,156,184

Reinvestment of distributions    -

Shares redeemed                  (321,811)

Net increase (decrease)         $ 21,834,373

CLASS C Shares sold             $ 19,957,700

Reinvestment of distributions    -

Shares redeemed                  (489,364)

Net increase (decrease)         $ 19,468,336

INSTITUTIONAL CLASS Shares      $ 11,180,375
sold

Reinvestment of distributions    -

Shares redeemed                  (224,294)

Net increase (decrease)         $ 10,956,081


8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                         PURCHASE COST      SALES COST      DIVIDEND INCOME      VALUE

Celestial Seasonings, Inc.        $ 120,238          $ -             $ -                  $ 8,214,360

Golden State Vinters, Inc.         189,926            -               -                    2,531,219
Class B

TOTALS                            $ 310,164          $ -             $ -                  $ 10,745,579





INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Quincy, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund
Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ASCFI-SANN-0799  80130
1.721219.100

(Fidelity Logo Graphic)(registered trademark)


FIDELITY ADVISOR
TECHNOQUANTGROWTH SM
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.



Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

 CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT        11.78%         14.72%       35.52%
GROWTH - CL A

FIDELITY ADV TECHNOQUANT        5.36%          8.13%        27.73%
GROWTH - CL A   (INCL. 5.75%
SALES CHARGE)

S&P 500 (registered trademark)  12.61%         21.03%       82.58%

Capital Appreciation Funds      17.09%         17.54%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT        14.72%       13.40%
GROWTH - CL A

FIDELITY ADV TECHNOQUANT        8.13%        10.66%
GROWTH - CL A   (INCL. 5.75%
SALES CHARGE)

S&P 500                         21.03%       28.29%

Capital Appreciation Funds      17.54%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA TechnoQuant Growth - A   S&P 500
             00267                       SP001
  1996/12/31       9425.00                    10000.00
  1997/01/31       9698.33                    10624.80
  1997/02/28       9010.30                    10708.10
  1997/03/31       8557.90                    10268.10
  1997/04/30       8671.00                    10881.11
  1997/05/31       9425.00                    11543.55
  1997/06/30       9839.70                    12060.70
  1997/07/31      10819.90                    13020.37
  1997/08/31      10857.60                    12290.97
  1997/09/30      11526.78                    12964.15
  1997/10/31      10961.28                    12531.14
  1997/11/30      10725.65                    13111.21
  1997/12/31      10567.32                    13336.33
  1998/01/31      10411.26                    13483.83
  1998/02/28      11230.89                    14456.28
  1998/03/31      11777.32                    15196.59
  1998/04/30      11699.26                    15349.47
  1998/05/31      11133.32                    15085.61
  1998/06/30      11299.20                    15698.39
  1998/07/31      11191.86                    15531.20
  1998/08/31       9728.24                    13285.70
  1998/09/30      10362.48                    14136.78
  1998/10/31      10840.59                    15286.67
  1998/11/30      11426.05                    16213.19
  1998/12/31      12235.92                    17147.40
  1999/01/31      13406.82                    17864.50
  1999/02/28      12421.31                    17309.27
  1999/03/31      13250.70                    18001.82
  1999/04/30      13084.82                    18699.03
  1999/05/28      12772.58                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990616 105804 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class A on December 31, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $12,773 - a 27.73% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

 CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT     11.56%         14.40%       34.78%
GROWTH - CL T

FIDELITY ADV TECHNOQUANT     7.65%          10.39%       30.06%
GROWTH - CL T  (INCL. 3.50%
SALES CHARGE)

S&P 500                      12.61%         21.03%       82.58%

Capital Appreciation Funds   17.09%         17.54%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT        14.40%       13.15%
GROWTH - CL T

FIDELITY ADV TECHNOQUANT        10.39%       11.49%
GROWTH - CL T   (INCL. 3.50%
SALES CHARGE)

S&P 500                         21.03%       28.29%

Capital Appreciation Funds      17.54%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA TechnoQuant Growth - T   S&P 500
             00269                       SP001
  1996/12/31       9650.00                    10000.00
  1997/01/31       9929.85                    10624.80
  1997/02/28       9215.75                    10708.10
  1997/03/31       8752.55                    10268.10
  1997/04/30       8868.35                    10881.11
  1997/05/31       9640.35                    11543.55
  1997/06/30      10064.95                    12060.70
  1997/07/31      11058.90                    13020.37
  1997/08/31      11097.50                    12290.97
  1997/09/30      11773.00                    12964.15
  1997/10/31      11194.00                    12531.14
  1997/11/30      10962.40                    13111.21
  1997/12/31      10790.34                    13336.33
  1998/01/31      10630.69                    13483.83
  1998/02/28      11469.16                    14456.28
  1998/03/31      12028.15                    15196.59
  1998/04/30      11948.29                    15349.47
  1998/05/31      11369.34                    15085.61
  1998/06/30      11529.05                    15698.39
  1998/07/31      11429.24                    15531.20
  1998/08/31       9931.96                    13285.70
  1998/09/30      10570.80                    14136.78
  1998/10/31      11059.91                    15286.67
  1998/11/30      11658.82                    16213.19
  1998/12/31      12477.33                    17147.40
  1999/01/31      13675.16                    17864.50
  1999/02/28      12666.99                    17309.27
  1999/03/31      13495.48                    18001.82
  1999/04/30      13325.79                    18699.03
  1999/05/28      13006.37                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990616 110700 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class T on December 31, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $13,006 - a 30.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 5%, 5% and 4%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

 CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT     11.29%         13.84%       33.18%
GROWTH - CL B

FIDELITY ADV TECHNOQUANT     6.29%          8.84%        30.18%
GROWTH - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                      12.61%         21.03%       82.58%

Capital Appreciation Funds   17.09%         17.54%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT       13.84%       12.59%
GROWTH - CL B

FIDELITY ADV TECHNOQUANT       8.84%        11.53%
GROWTH - CL B   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                        21.03%       28.29%

Capital Appreciation Funds     17.54%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA TechnoQuant Growth - B   S&P 500
             00268                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.00                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.00                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.00                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/30      11310.00                    13111.21
  1997/12/31      11130.72                    13336.33
  1998/01/31      10955.42                    13483.83
  1998/02/28      11821.95                    14456.28
  1998/03/31      12389.32                    15196.59
  1998/04/30      12306.79                    15349.47
  1998/05/31      11698.16                    15085.61
  1998/06/30      11863.21                    15698.39
  1998/07/31      11749.74                    15531.20
  1998/08/31      10202.36                    13285.70
  1998/09/30      10862.57                    14136.78
  1998/10/31      11357.73                    15286.67
  1998/11/30      11966.37                    16213.19
  1998/12/31      12801.95                    17147.40
  1999/01/31      14029.53                    17864.50
  1999/02/28      12987.64                    17309.27
  1999/03/31      13833.53                    18001.82
  1999/04/30      13658.16                    18699.03
  1999/05/28      13018.00                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990616 105755 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class B on December 31, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $13,018 - a 30.18% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

 CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT     11.21%         13.66%       32.87%
GROWTH - CL C

FIDELITY ADV TECHNOQUANT     10.21%         12.66%       32.87%
GROWTH - CL C   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                      12.61%         21.03%       82.58%

Capital Appreciation Funds   17.09%         17.54%       n/a
Average

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT       13.66%       12.48%
GROWTH - CL C

FIDELITY ADV TECHNOQUANT       12.66%       12.48%
GROWTH - CL C   (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                        21.03%       28.29%

Capital Appreciation Funds     17.54%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA TechnoQuant Growth - C   S&P 500
             00486                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9540.00                    10708.10
  1997/03/31       9060.00                    10268.10
  1997/04/30       9170.00                    10881.11
  1997/05/31       9960.00                    11543.55
  1997/06/30      10400.00                    12060.70
  1997/07/31      11420.00                    13020.37
  1997/08/31      11460.00                    12290.97
  1997/09/30      12160.00                    12964.15
  1997/10/31      11550.00                    12531.14
  1997/11/30      11312.07                    13111.21
  1997/12/31      11134.52                    13336.33
  1998/01/31      10969.77                    13483.83
  1998/02/28      11824.69                    14456.28
  1998/03/31      12391.21                    15196.59
  1998/04/30      12298.51                    15349.47
  1998/05/31      11690.79                    15085.61
  1998/06/30      11855.60                    15698.39
  1998/07/31      11742.29                    15531.20
  1998/08/31      10197.25                    13285.70
  1998/09/30      10846.17                    14136.78
  1998/10/31      11350.88                    15286.67
  1998/11/30      11948.30                    16213.19
  1998/12/31      12782.62                    17147.40
  1999/01/31      13998.05                    17864.50
  1999/02/28      12957.72                    17309.27
  1999/03/31      13802.34                    18001.82
  1999/04/30      13627.24                    18699.03
  1999/05/28      13287.33                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990616 110006 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Class C on December 31, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $13,287 - a 32.87% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Tim Krochuk)

An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund

Q. HOW DID THE FUND PERFORM, TIM?

A. For the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 11.78%, 11.56%, 11.29% and 11.21%, respectively. The Standard & Poor's 500 Index returned 12.61% and the capital appreciation funds average, tracked by Lipper Inc., returned 17.09% for the same time period. For the year that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 14.72%, 14.40%, 13.84% and 13.66%, respectively. Over the same 12 months, the S&P 500 returned 21.03%, while the peer group returned 17.54%.

Q. WHY DID THE FUND'S PERFORMANCE FALL SHORT OF ITS PEER GROUP AND THE S&P 500 DURING THE PERIOD?

A. The fund modestly underperformed the S&P 500 because of narrow market leadership - only a short list of the largest, growth-oriented stocks fully participated in the market's advance over the past six months. While the fund had sizable positions in both large-cap and high-growth technology stocks for much of the period, in April 1999 my quantitative models suggested altering the fund's makeup by swapping some large, technology stocks for more reasonably valued defensive and cyclical stocks. These new holdings underperformed the technology sector and limited the fund's gains. Relative to the peer group, the story is similar - many funds maintained or increased their large-cap, growth-oriented bias throughout the period.

Q. WHAT FACTORS INFLUENCED YOUR MODELS TO SHIFT DIRECTION?

A. Several conditions emerged during recent months that pointed to a potential shift in the investment environment. First, we were entering a seasonally weak market - historically, the May-to-October period has been more difficult for the market indexes. Second, economic news from Asia and other battered foreign markets was better than expected. These signs of strength helped boost commodity prices, including crude oil, metals and agricultural product prices. Third, manufacturing activity has increased. Manufacturers may be building up to a major production cycle during the second half of 1999, both to satisfy increasing global demand and to supply inventory buildups in advance of potential Year 2000 computer problems. These circumstances could lead to higher interest rates and decreased market liquidity, both conditions that would create an unfavorable climate for large, high price-to-earnings stocks.

Q. WHICH HOLDINGS BENEFITED PERFORMANCE?

A. The biggest contributor to performance was the fund's investment in large-cap technology stocks, particularly in the Internet sector. The fund's total return benefited from Internet-related investments in America Online, broadcast.com and eBay. All three are market leaders in their niche - America Online is the nation's largest Internet service provider, broadcast.com is a leading broadcaster of Web-based media programming and eBay is the largest Internet auction house.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Unfortunately, yes. Although the models anticipated a less-favorable environment for very large growth stocks, I may have started swapping out of them too early. Many of the portfolio's more defensive stocks - such as Albertson's, Heinz and Philip Morris - detracted from performance. Although I expected these stocks to perform well, they did not live up to their potential over the short term.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. I believe that by the second half of the year, market participation should broaden to include a wider range of industry sectors and should move down the capitalization spectrum. I expect to continue repositioning the fund to reflect those conditions and, assuming they materialize, a well-diversified portfolio of stocks including industries such as energy, food and basic materials has the potential to outperform narrowly focused, high-growth oriented portfolios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: long-term capital
appreciation by investing
primarily in common stocks,
using a quantitative
approach that emphasizes
technical factors

START DATE: December 31,
1996
SIZE: as of May 31, 1999,
more than $30 million

MANAGER: Tim Krochuk, since
inception; joined Fidelity in
1992
(checkmark)

TIM KROCHUK ON
DIVERSIFICATION:

"Traditionally, diversification has
been the Golden Rule of
investment management.
According to modern portfolio
theory, spreading assets among
several types of investments
reduces risk. Therefore,
sacrificing diversification to
invest all your assets in a single
stock or industry sector is a risky
proposition. While you might be
rewarded with superior returns,
you might also be punished with
severe losses. Although portfolio
diversification may generate
smaller short-term rewards, it
should offer significant downside
protection and more stable
returns over a longer time
horizon.

"Recently, however, investors who
spread their money around have
experienced negative
consequences as diversified
portfolios - including many
mutual funds - have appreciated
far less than the narrow handful of
market leaders. However, an
individual's ability to predict
market behavior is a high-risk
strategy. Over the past 30 years,
market leadership has fluctuated
widely. Although large-cap growth
stocks have dominated returns in
recent years, small stocks
outperformed in the early 1990s
and late 1970s, and international
stocks were on top in the 1980s.
Uncertainty about which stocks
will emerge as leaders - and how
long they will remain leaders - is
precisely the reason to hold a
diversified portfolio."

INVESTMENT CHANGES



TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 3.5                      4.5

AT&T Corp.                      3.1                      1.6

MCI WorldCom, Inc.              2.9                      1.9

Quaker Oats Co.                 2.7                      2.6

Amgen, Inc.                     2.7                      3.5

Texas Instruments, Inc.         2.5                      1.1

Wal-Mart Stores, Inc.           2.1                      2.0

Biogen, Inc.                    2.1                      0.0

Alcoa, Inc.                     2.1                      0.0

General Electric Co.            2.1                      1.6

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

Technology                      21.8                     25.0

Energy                          11.1                     5.5

Finance                         10.8                     8.3

Utilities                       10.5                     6.2

Nondurables                     10.3                     14.7



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *           AS OF NOVEMBER 30, 1998 **

Stocks 95.8%                   Stocks 94.0%

Short-Term  Investments 4.2%   Short-Term  Investments 6.0%

* FOREIGN INVESTMENTS   0.7%   ** FOREIGN INVESTMENTS  2.7%




Row: 1, Col: 1, Value: 95.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.2

Row: 1, Col: 1, Value: 94.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.0

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 95.8%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.6%

AEROSPACE & DEFENSE - 1.2%

Advanced Aerodynamics &           58,500                   $ 197,438
Structures, Inc. Class A (a)

Boeing Co.                        3,600                     152,100

                                                            349,538

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            1,900                     124,925

TOTAL AEROSPACE & DEFENSE                                   474,463

BASIC INDUSTRIES - 5.2%

CHEMICALS & PLASTICS - 3.1%

Crompton & Knowles Corp.          13,700                    247,456

Cytec Industries, Inc. (a)        5,500                     150,906

Dow Chemical Co.                  1,700                     206,550

IMC Global, Inc.                  5,900                     123,531

Solutia, Inc.                     9,100                     204,181

                                                            932,624

METALS & MINING - 2.1%

Alcoa, Inc.                       11,500                    632,500

TOTAL BASIC INDUSTRIES                                      1,565,124

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.5%

Fastenal Co.                      2,900                     148,625

DURABLES - 0.9%

AUTOS, TIRES, & ACCESSORIES -
0.0%

AutoNation, Inc. (a)              300                       4,913

CONSUMER DURABLES - 0.4%

Minnesota Mining &                1,200                     102,900
Manufacturing Co.

TEXTILES & APPAREL - 0.5%

NIKE, Inc. Class B                2,600                     158,438

TOTAL DURABLES                                              266,251

ENERGY - 11.1%

ENERGY SERVICES - 4.0%

ENSCO International, Inc.         12,100                    214,775

Halliburton Co.                   9,200                     380,650

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Smith International, Inc.         6,500                    $ 281,125

Tidewater, Inc.                   13,400                    342,538

                                                            1,219,088

OIL & GAS - 7.1%

Amerada Hess Corp.                6,300                     377,606

Anadarko Petroleum Corp.          2,400                     90,000

Apache Corp.                      8,500                     306,000

Burlington Resources, Inc.        2,700                     115,931

Chevron Corp.                     1,100                     101,956

Kerr-McGee Corp.                  2,600                     120,900

Murphy Oil Corp.                  1,900                     93,219

Texaco, Inc.                      6,200                     406,100

Union Pacific Resources           16,300                    227,181
Group, Inc.

Unocal Corp.                      2,400                     95,400

USX-Marathon Group                7,000                     209,563

                                                            2,143,856

TOTAL ENERGY                                                3,362,944

FINANCE - 10.8%

BANKS - 1.7%

Bank One Corp.                    2,800                     158,375

Chase Manhattan Corp.             2,700                     195,750

Wells Fargo & Co.                 3,700                     148,000

                                                            502,125

CREDIT & OTHER FINANCE - 3.3%

American Express Co.              1,900                     230,256

Citigroup, Inc.                   7,500                     496,875

Countrywide Credit                3,400                     139,825
Industries, Inc.

MBNA Corp.                        2,900                     80,113

MicroFinancial, Inc.              5,000                     60,625

                                                            1,007,694

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        8,700                     591,600

Freddie Mac                       2,900                     169,106

                                                            760,706

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 1.8%

Aetna, Inc.                       3,800                    $ 345,088

American General Corp.            2,600                     187,850

                                                            532,938

SECURITIES INDUSTRY - 1.5%

Ameritrade Holding Corp.          1,300                     116,594
Class A (a)

Franklin Resources, Inc.          4,100                     178,350

Goldman Sachs Group, Inc. (a)     1,000                     67,938

Hambrecht & Quist Group (a)       2,800                     100,625

                                                            463,507

TOTAL FINANCE                                               3,266,970

HEALTH - 5.8%

DRUGS & PHARMACEUTICALS - 5.2%

Alpharma, Inc. Class A            4,600                     122,763

Amgen, Inc. (a)                   13,000                    822,250

Biogen, Inc. (a)                  5,800                     632,925

                                                            1,577,938

MEDICAL EQUIPMENT & SUPPLIES
- 0.6%

VISX, Inc. (a)                    3,200                     166,200

TOTAL HEALTH                                                1,744,138

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.3%

ELECTRICAL EQUIPMENT - 3.3%

General Electric Co.              6,200                     630,463

General Instrument Corp. (a)      9,900                     383,006

                                                            1,013,469

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Caterpillar, Inc.                 2,700                     148,163

Illinois Tool Works, Inc.         2,000                     153,500

Ingersoll-Rand Co.                2,300                     146,481

Milacron, Inc.                    400                       8,525

                                                            456,669

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.5%

Waste Management, Inc.            2,600                    $ 137,475

TOTAL INDUSTRIAL MACHINERY &                                1,607,613
EQUIPMENT

MEDIA & LEISURE - 5.7%

BROADCASTING - 2.2%

Chris-Craft Industries, Inc.      5,047                     232,793

Comcast Corp. Class A             11,600                    446,600
(special)

                                                            679,393

PUBLISHING - 1.0%

Gannet, Inc.                      2,200                     158,950

Knight-Ridder, Inc.               2,900                     152,794

                                                            311,744

RESTAURANTS - 2.5%

Buca, Inc. (a)                    200                       3,475

Starbucks Corp. (a)               4,400                     163,625

Tricon Global Restaurants,        9,900                     576,675
Inc. (a)

                                                            743,775

TOTAL MEDIA & LEISURE                                       1,734,912

NONDURABLES - 10.3%

BEVERAGES - 1.8%

Canandaigua Wine, Inc. Class      500                       24,875
A (a)

Coors (Adolph) Co. Class B        11,100                    527,250

                                                            552,125

FOODS - 4.1%

Heinz (H.J.) Co.                  8,700                     420,319

Horizon Organic Holding Corp.     300                       4,519
(a)

Quaker Oats Co.                   12,500                    825,781

                                                            1,250,619

HOUSEHOLD PRODUCTS - 3.4%

Clorox Co.                        5,300                     534,969

Procter & Gamble Co.              5,200                     485,550

                                                            1,020,519

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 1.0%

Philip Morris Companies, Inc.     7,500                    $ 289,219

TOTAL NONDURABLES                                           3,112,482

RETAIL & WHOLESALE - 5.2%

APPAREL STORES - 0.6%

AnnTaylor Stores Corp. (a)        3,900                     168,431

GENERAL MERCHANDISE STORES -
2.1%

Wal-Mart Stores, Inc.             15,100                    643,638

GROCERY STORES - 1.5%

Albertson's, Inc.                 2,800                     149,800

Safeway, Inc. (a)                 6,700                     311,550

                                                            461,350

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Home Depot, Inc.                  5,300                     301,438

TOTAL RETAIL & WHOLESALE                                    1,574,857

SERVICES - 1.1%

ADVERTISING - 0.3%

DoubleClick, Inc. (a)             500                       48,719

TMP Worldwide, Inc. (a)           1,100                     53,694

                                                            102,413

LEASING & RENTAL - 0.3%

Hertz Corp. Class A               1,500                     82,406

SERVICES - 0.5%

Cintas Corp.                      2,400                     152,400

TOTAL SERVICES                                              337,219

TECHNOLOGY - 21.8%

COMMUNICATIONS EQUIPMENT - 1.3%

Dycom Industries, Inc. (a)        3,600                     173,700

Level One Communications,         1,400                     63,350
Inc. (a)

Lucent Technologies, Inc.         2,700                     153,563

                                                            390,613

COMPUTER SERVICES & SOFTWARE
- 8.4%

America Online, Inc.              3,900                     465,563

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

barnesandnoble.com, Inc.          1,000                    $ 23,188
Class A

broadcast.com, Inc. (a)           1,300                     143,000

Brocade Communications            100                       6,450
Systems, Inc.

CMGI, Inc. (a)                    600                       62,175

eBay, Inc. (a)                    1,500                     265,781

Electronics for Imaging, Inc.     1,700                     83,406
(a)

GeoTel Communications Corp.       1,100                     61,050
(a)

Inktomi Corp. (a)                 500                       51,500

Microsoft Corp. (a)               13,300                    1,073,139

Rational Software Corp. (a)       8,900                     300,931

Scient Corp.                      200                       10,025

                                                            2,546,208

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Seagate Technology, Inc. (a)      4,300                     129,806

ELECTRONIC INSTRUMENTS - 3.2%

Applied Materials, Inc. (a)       2,800                     153,825

KLA-Tencor Corp. (a)              5,800                     263,900

Kulicke & Soffa Industries,       12,200                    257,725
Inc. (a)

Teradyne, Inc. (a)                5,300                     279,906

                                                            955,356

ELECTRONICS - 8.5%

Analog Devices, Inc. (a)          2,400                     92,250

Celestica, Inc. (sub-vtg.) (a)    1,400                     55,502

Flextronics International (a)     1,800                     90,000

Intel Corp.                       10,800                    583,875

Molex, Inc.                       5,500                     168,438

Motorola, Inc.                    4,800                     397,500

RF Micro Devices, Inc. (a)        1,400                     59,675

Sanmina Corp. (a)                 3,200                     239,950

Texas Instruments, Inc.           6,800                     743,750

Vishay Intertechnology, Inc.      7,300                     151,931

                                                            2,582,871

TOTAL TECHNOLOGY                                            6,604,854

UTILITIES - 10.5%

ELECTRIC UTILITY - 2.4%

Consolidated Edison, Inc.         3,500                     169,969

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Duke Energy Corp.                 2,900                    $ 174,906

Entergy Corp.                     3,500                     113,531

FPL Group, Inc.                   4,700                     273,481

                                                            731,887

GAS - 0.4%

Williams Companies, Inc.          2,000                     103,625

TELEPHONE SERVICES - 7.7%

AT&T Corp.                        17,100                    949,050

Global Crossing Ltd. (a)          1,100                     52,181

MCI WorldCom, Inc. (a)            10,300                    889,663

Qwest Communications              3,600                     152,775
International, Inc. (a)

SBC Communications, Inc.          5,800                     296,525

                                                            2,340,194

TOTAL UTILITIES                                             3,175,706

TOTAL COMMON STOCKS                                         28,976,158
(Cost $24,922,142)

CASH EQUIVALENTS - 4.2%



Taxable Central Cash Fund (b)     1,267,058                 1,267,058
(Cost $1,267,058)

TOTAL INVESTMENT IN                                         $ 30,243,216
SECURITIES - 100%
(Cost $26,189,200)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $26,277,395. Net unrealized appreciation aggregated $3,965,821, of which $4,902,749 related to appreciated investment securities and $936,928 related to depreciated investment securities.

At November 30, 1998, the fund had a capital loss carryforward of approximately $333,194, all of which will expire on November 30, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                           MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 30,243,216
value (cost $26,189,200) -
See accompanying schedule

Receivable for investments                   1,412,521
sold

Receivable for fund shares                   14,356
sold

Dividends receivable                         23,564

Interest receivable                          4,658

Other receivables                            4,748

 TOTAL ASSETS                                31,703,063

LIABILITIES

Payable to custodian bank       $ 4,240

Payable for investments          1,023,714
purchased

Payable for fund shares          96,745
redeemed

Accrued management fee           6,465

Distribution fees payable        17,499

Other payables and accrued       20,014
expenses

 TOTAL LIABILITIES                           1,168,677

NET ASSETS                                  $ 30,534,386

Net Assets consist of:

Paid in capital                             $ 23,013,024

Accumulated net investment                   (96,817)
(loss)

Accumulated undistributed net                3,564,163
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  4,054,016
(depreciation) on investments

NET ASSETS                                  $ 30,534,386

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                           MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $13.09
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($3,123,932 (divided by)
238,739 shares)

Maximum offering price per         $13.89
share (100/94.25 of $13.09)

CLASS T: NET ASSET VALUE and       $13.03
redemption price per share
($13,979,661 (divided by)
1,073,042 shares)

Maximum offering price per         $13.50
share (100/96.50 of $13.03)

CLASS B: NET ASSET VALUE and       $12.91
offering price per share
($11,443,011 (divided by)
886,434 shares) A

CLASS C: NET ASSET VALUE and       $12.90
offering price per share
($894,584 (divided by)
69,339 shares) A

INSTITUTIONAL CLASS: NET           $13.11
ASSET VALUE, offering price
and redemption price per
share ($1,093,198 (divided
by) 83,382 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                  SIX MONTHS ENDED MAY 31,
                                  1999 (UNAUDITED)

INVESTMENT INCOME                            $ 129,063
Dividends

Interest                                      42,337

 TOTAL INCOME                                 171,400

EXPENSES

Management fee                   $ 95,255

Transfer agent fees               48,251

Distribution fees                 106,724

Accounting fees and expenses      30,454

Non-interested trustees'          53
compensation

Custodian fees and expenses       3,174

Registration fees                 36,682

Audit                             13,017

Legal                             47

 Total expenses before            333,657
reductions

 Expense reductions               (65,440)    268,217

NET INVESTMENT INCOME (LOSS)                  (96,817)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,937,316

 Foreign currency transactions    (49)        3,937,267

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (235,251)

 Assets and liabilities in        (9)         (235,260)
foreign currencies

NET GAIN (LOSS)                               3,702,007

NET INCREASE (DECREASE) IN                   $ 3,605,190
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                               (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (96,817)                     $ (83,345)
income (loss)

 Net realized gain (loss)       3,937,267                      (119,282)

 Change in net unrealized       (235,260)                      2,192,105
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,605,190                      1,989,478
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   -                              (868,298)
 From net realized gain

 In excess of net realized      -                              (347,228)
gain

 TOTAL DISTRIBUTIONS            -                              (1,215,526)

Share transactions - net        (4,857,190)                    (7,523,571)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (1,252,000)                    (6,749,619)
IN NET ASSETS

NET ASSETS

 Beginning of period            31,786,386                     38,536,005

 End of period (including      $ 30,534,386                   $ 31,786,386
accumulated net investment
loss   of $96,817 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.71                        $ 11.38                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          .01                       (.07)

Net realized and unrealized       1.39                           .69                       1.45
gain (loss)

Total from investment             1.38                           .70                       1.38
operations

Less Distributions

From net realized gain            -                              (.26)                     -

In excess of net realized gain    -                              (.11)                     -

Total distributions               -                              (.37)                     -

Net asset value, end of period   $ 13.09                        $ 11.71                   $ 11.38

TOTAL RETURN B, C                 11.78%                         6.53%                     13.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,124                        $ 2,885                   $ 5,376
(000 omitted)

Ratio of expenses to average      1.30% A, F                     1.61%                     1.75% A, F
net assets

Ratio of expenses to average      1.27% A, G                     1.60% G                   1.75% A
net assets after  expense
reductions

Ratio of net investment           (.20)% A                       .09%                      (.73)% A
income (loss) to average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.68                        $ 11.36                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.02)                     (.10)

Net realized and unrealized       1.38                           .70                       1.46
gain (loss)

Total from investment             1.35                           .68                       1.36
operations

Less Distributions

From net realized gain            -                              (.26)                     -

In excess of net realized gain    -                              (.10)                     -

 Total distributions              -                              (.36)                     -

Net asset value, end of period   $ 13.03                        $ 11.68                   $ 11.36

TOTAL RETURN B, C                 11.56%                         6.35%                     13.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,980                       $ 16,368                  $ 20,283
(000 omitted)

Ratio of expenses to average      1.55% A, F                     1.79%                     2.00% A, F
net assets

Ratio of expenses to average      1.52% A, G                     1.76% G                   2.00% A
net assets after expense
reductions

Ratio of net investment           (.45)% A                       (.11)%                    (1.00)% A
income (loss) to average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.60                        $ 11.31                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.09)                     (.15)

Net realized and unrealized       1.37                           .71                       1.46
gain (loss)

Total from investment             1.31                           .62                       1.31
operations

Less Distributions

From net realized gain            -                              (.24)                     -

In excess of net realized gain    -                              (.09)                     -

Total distributions               -                              (.33)                     -

Net asset value, end of period   $ 12.91                        $ 11.60                   $ 11.31

TOTAL RETURN B, C                 11.29%                         5.80%                     13.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,443                       $ 10,994                  $ 11,370
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.24%                     2.50% A, F
net assets

Ratio of expenses to average      2.02% A, G                     2.22% G                   2.50% A
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (.58)%                    (1.51)% A
income (loss) to average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.60                        $ 11.36                   $ 11.85
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.14)                     -

Net realized and unrealized       1.36                           .74                       (.49)
gain (loss)

Total from investment             1.30                           .60                       (.49)
operations

Less Distributions

From net realized gain            -                              (.26)                     -

In excess of net realized gain    -                              (.10)                     -

Total distributions               -                              (.36)                     -

Net asset value, end of period   $ 12.90                        $ 11.60                   $ 11.36

TOTAL RETURN B, C                 11.21%                         5.62%                     (4.14)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 895                          $ 482                     $ 48
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.50% F                   2.50% A, F
net assets

Ratio of expenses to average      2.02% A, G                     2.47% G                   2.50% A
net assets  after expense
reductions

Ratio of net investment           (.95)% A                       (.88)%                    (.60)% A
income (loss) to  average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED  NOVEMBER 30,

                                 (UNAUDITED)                    1998                       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.72                        $ 11.40                    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00                            .03                        (.04)

Net realized and unrealized       1.39                           .68                        1.44
gain (loss)

Total from investment             1.39                           .71                        1.40
operations

Less Distributions

From net realized gain            -                              (.28)                      -

In excess of net realized gain    -                              (.11)                      -

Total distributions               -                              (.39)                      -

Net asset value, end of period   $ 13.11                        $ 11.72                    $ 11.40

TOTAL RETURN B, C                 11.86%                         6.63%                      14.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,093                        $ 1,057                    $ 1,459
(000 omitted)

Ratio of expenses to average      1.05% A, F                     1.50% F                    1.50% A, F
net assets

Ratio of expenses to average      1.02% A, G                     1.48% G                    1.50% A
net assets after  expense
reductions

Ratio of net investment           .05% A                         .17%                       (.42)% A
income (loss) to  average
net assets

Portfolio turnover                172% A                         358%                       213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor TechnoQuant Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $25,906,367 and $30,563,557, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,770      $ 18

CLASS T    39,489       1,814

CLASS B    59,879       45,173

CLASS C    3,586        2,903

          $ 106,724    $ 49,908


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,401     $ 3,588

CLASS T    13,906       3,178

CLASS B    17,081       17,081*

CLASS C    150          150*

          $ 43,538     $ 23,997

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 5,040   .34*

CLASS T                 23,914   .31*

CLASS B                 16,488   .28*

CLASS C                 1,574    .45*

INSTITUTIONAL CLASS     1,235    .22*

                       $ 48,251

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,062 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, security lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.30%                    $ 6,042

CLASS T               1.55%                     29,507

CLASS B               2.05%                     21,217

CLASS C               2.05%                     1,857

INSTITUTIONAL CLASS   1.05%                     1,585

                                               $ 60,208

Effective December 1, 1998, Class A, Class T, Class B, Class C and the Institutional Class expense limitations were changed from 1.75%, 2.00%, 2.50%, 2.50% and 1.50% to 1.30% 1.55%, 2.05%, 2.05% and 1.05%
of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,035 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $197 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998

FROM NET REALIZED GAIN

Class A                         $ -                            $ 126,919

Class T                          -                              463,390

Class B                          -                              240,581

Class C                          -                              1,353

Institutional Class              -                              36,055

Total                           $ -                            $ 868,298

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                            $ 50,754

Class T                          -                              185,307

Class B                          -                              96,208

Class C                          -                              541

Institutional Class              -                              14,418

Total                           $ -                            $ 347,228

                                $ -                            $ 1,215,526


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              37,775                    87,524                  $ 498,559

Reinvestment of distributions    -                         9,071                    -

Shares redeemed                  (45,310)                  (322,594)                (574,771)

Net increase (decrease)          (7,535)                   (225,999)               $ (76,212)

CLASS T Shares sold              106,291                   351,393                 $ 1,402,977

Reinvestment of distributions    -                         55,234                   -

Shares redeemed                  (435,057)                 (790,294)                (5,682,406)

Net increase (decrease)          (328,766)                 (383,667)               $ (4,279,429)

CLASS B Shares sold              94,058                    201,347                 $ 1,231,541

Reinvestment of distributions    -                         19,253                   -

Shares redeemed                  (155,150)                 (278,555)                (2,012,882)

Net increase (decrease)          (61,092)                  (57,955)                $ (781,341)

CLASS C Shares sold              38,092                    48,781                  $ 499,795

Reinvestment of distributions    -                         105                      -

Shares redeemed                  (10,333)                  (11,574)                 (133,929)

Net increase (decrease)          27,759                    37,312                  $ 365,866

INSTITUTIONAL CLASS Shares       241                       14,757                  $ 2,923
sold

Reinvestment of distributions    -                         4,196                    -

Shares redeemed                  (7,030)                   (56,711)                 (88,997)

Net increase (decrease)          (6,789)                   (37,758)                $ (86,074)





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 966,657

Reinvestment of distributions    95,223

Shares redeemed                  (3,572,279)

Net increase (decrease)         $ (2,510,399)

CLASS T Shares sold             $ 3,954,534

Reinvestment of distributions    578,731

Shares redeemed                  (8,857,682)

Net increase (decrease)         $ (4,324,417)

CLASS B Shares sold             $ 2,255,629

Reinvestment of distributions    201,351

Shares redeemed                  (3,122,196)

Net increase (decrease)         $ (665,216)

CLASS C Shares sold             $ 545,490

Reinvestment of distributions    1,104

Shares redeemed                  (132,749)

Net increase (decrease)         $ 413,845

INSTITUTIONAL CLASS Shares      $ 165,746
sold

Reinvestment of distributions    44,046

Shares redeemed                  (647,176)

Net increase (decrease)         $ (437,384)


8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.

9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor TechnoQuant Growth Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, Pricewaterhouse Coopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and Pricewaterhouse Coopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse Coopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

ATQG-SANN-0799  80124
1.704625.101

(Fidelity logo Graphic)(registered trademark)


FIDELITY ADVISOR
TECHNOQUANTGROWTH SM
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR TECHNOQUANT GROWTH FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

 CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT        11.86%         14.80%       35.98%
GROWTH - INST CL

S&P 500 (registered trademark)  12.61%         21.03%       82.58%

Capital Appreciation Funds      17.09%         17.54%       n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 31, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV TECHNOQUANT       14.80%       13.56%
GROWTH - INST CL

S&P 500                        21.03%       28.29%

Capital Appreciation Funds     17.54%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA TechnoQuant Growth - I   S&P 500
             00243                       SP001
  1996/12/31      10000.00                    10000.00
  1997/01/31      10290.00                    10624.80
  1997/02/28       9550.00                    10708.10
  1997/03/31       9070.00                    10268.10
  1997/04/30       9200.00                    10881.11
  1997/05/31      10000.00                    11543.55
  1997/06/30      10440.00                    12060.70
  1997/07/31      11480.00                    13020.37
  1997/08/31      11530.00                    12290.97
  1997/09/30      12240.00                    12964.15
  1997/10/31      11640.00                    12531.14
  1997/11/30      11400.00                    13111.21
  1997/12/31      11232.68                    13336.33
  1998/01/31      11066.79                    13483.83
  1998/02/28      11948.40                    14456.28
  1998/03/31      12529.22                    15196.59
  1998/04/30      12446.25                    15349.47
  1998/05/31      11844.68                    15085.61
  1998/06/30      12021.00                    15698.39
  1998/07/31      11906.91                    15531.20
  1998/08/31      10351.13                    13285.70
  1998/09/30      11014.93                    14136.78
  1998/10/31      11533.52                    15286.67
  1998/11/30      12155.83                    16213.19
  1998/12/31      13027.07                    17147.40
  1999/01/31      14271.69                    17864.50
  1999/02/28      13224.14                    17309.27
  1999/03/31      14105.74                    18001.82
  1999/04/30      13929.42                    18699.03
  1999/05/28      13597.52                    18257.54
IMATRL PRASUN   SHR__CHT 19990531 19990616 110126 R00000000000032

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor TechnoQuant Growth Fund - Institutional Class on December 31, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $13,598 - a 35.98% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,258 - an 82.58% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Tim Krochuk)

An interview with Tim Krochuk, Portfolio Manager of Fidelity Advisor TechnoQuant Growth Fund

Q. HOW DID THE FUND PERFORM, TIM?

A. For the six months that ended May 31, 1999, the fund's Institutional Class shares returned 11.86%, while the Standard & Poor's 500 Index returned 12.61%. The capital appreciation funds average, tracked by Lipper Inc., returned 17.09%. For the year that ended May 31, 1999, the fund's Institutional Class shares returned 14.80%, while the S&P 500 and the peer group returned 21.03% and 17.54%, respectively.

Q. WHY DID THE FUND'S PERFORMANCE FALL SHORT OF ITS PEER GROUP AND THE S&P 500 DURING THE PERIOD?

A. The fund modestly underperformed the S&P 500 because of narrow market leadership - only a short list of the largest, growth-oriented stocks fully participated in the market's advance over the past six months. While the fund had sizable positions in both large-cap and high-growth technology stocks for much of the period, in April 1999 my quantitative models suggested altering the fund's makeup by swapping some large, technology stocks for more reasonably valued defensive and cyclical stocks. These new holdings underperformed the technology sector and limited the fund's gains. Relative to the peer group, the story is similar - many funds maintained or increased their large-cap, growth-oriented bias throughout the period.

Q. WHAT FACTORS INFLUENCED YOUR MODELS TO SHIFT DIRECTION?

A. Several conditions emerged during recent months that pointed to a potential shift in the investment environment. First, we were entering a seasonally weak market - historically, the May-to-October period has been more difficult for the market indexes. Second, economic news from Asia and other battered foreign markets was better than expected. These signs of strength helped boost commodity prices, including crude oil, metals and agricultural product prices. Third, manufacturing activity has increased. Manufacturers may be building up to a major production cycle during the second half of 1999, both to satisfy increasing global demand and to supply inventory buildups in advance of potential Year 2000 computer problems. These circumstances could lead to higher interest rates and decreased market liquidity, both conditions that would create an unfavorable climate for large, high price-to-earnings stocks.

Q. WHICH HOLDINGS BENEFITED PERFORMANCE?

A. The biggest contributor to performance was the fund's investment in large-cap technology stocks, particularly in the Internet sector. The fund's total return benefited from Internet-related investments in America Online, broadcast.com and eBay. All three are market leaders in their niche - America Online is the nation's largest Internet service provider, broadcast.com is a leading broadcaster of Web-based media programming and eBay is the largest Internet auction house.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Unfortunately, yes. Although the models anticipated a less-favorable environment for very large growth stocks, I may have started swapping out of them too early. Many of the portfolio's more defensive stocks - such as Albertson's, Heinz and Philip Morris - detracted from performance. Although I expected these stocks to perform well, they did not live up to their potential over the short term.

Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?

A. I believe that by the second half of the year, market participation should broaden to include a wider range of industry sectors and should move down the capitalization spectrum. I expect to continue repositioning the fund to reflect those conditions and, assuming they materialize, a well-diversified portfolio of stocks including industries such as energy, food and basic materials has the potential to outperform narrowly focused, high-growth oriented portfolios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: long-term capital
appreciation by investing
primarily in common stocks,
using a quantitative
approach that emphasizes
technical factors

START DATE: December 31,
1996

SIZE: as of May 31, 1999,
more than $30 million

MANAGER: Tim Krochuk, since
inception; joined Fidelity in
1992

(checkmark)
TIM KROCHUK ON
DIVERSIFICATION:

"Traditionally, diversification has
been the Golden Rule of
investment management.
According to modern portfolio
theory, spreading assets among
several types of investments
reduces risk. Therefore,
sacrificing diversification to
invest all your assets in a single
stock or industry sector is a risky
proposition. While you might be
rewarded with superior returns,
you might also be punished with
severe losses. Although portfolio
diversification may generate
smaller short-term rewards, it
should offer significant downside
protection and more stable
returns over a longer time
horizon.

"Recently, however, investors who
spread their money around have
experienced negative
consequences as diversified
portfolios - including many
mutual funds - have appreciated
far less than the narrow handful of
market leaders. However, an
individual's ability to predict
market behavior is a high-risk
strategy. Over the past 30 years,
market leadership has fluctuated
widely. Although large-cap growth
stocks have dominated returns in
recent years, small stocks
outperformed in the early 1990s
and late 1970s, and international
stocks were on top in the 1980s.
Uncertainty about which stocks
will emerge as leaders - and how
long they will remain leaders - is
precisely the reason to hold a
diversified portfolio."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 3.5                      4.5

AT&T Corp.                      3.1                      1.6

MCI WorldCom, Inc.              2.9                      1.9

Quaker Oats Co.                 2.7                      2.6

Amgen, Inc.                     2.7                      3.5

Texas Instruments, Inc.         2.5                      1.1

Wal-Mart Stores, Inc.           2.1                      2.0

Biogen, Inc.                    2.1                      0.0

Alcoa, Inc.                     2.1                      0.0

General Electric Co.            2.1                      1.6

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS  6
                                                        MONTHS AGO

Technology                      21.8                     25.0

Energy                          11.1                     5.5

Finance                         10.8                     8.3

Utilities                       10.5                     6.2

Nondurables                     10.3                     14.7


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

Stocks 95.8%

Short-Term  Investments 4.2%

* FOREIGN INVESTMENTS 0.7%


Row: 1, Col: 1, Value: 95.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.2

AS OF NOVEMBER 30, 1998 **

Stocks 94.0%

Short-Term  Investments 6.0%

** FOREIGN INVESTMENTS 2.7%

Row: 1, Col: 1, Value: 94.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 6.0

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 95.8%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.6%

AEROSPACE & DEFENSE - 1.2%

Advanced Aerodynamics &           58,500                   $ 197,438
Structures, Inc. Class A (a)

Boeing Co.                        3,600                     152,100

                                                            349,538

SHIP BUILDING & REPAIR - 0.4%

General Dynamics Corp.            1,900                     124,925

TOTAL AEROSPACE & DEFENSE                                   474,463

BASIC INDUSTRIES - 5.2%

CHEMICALS & PLASTICS - 3.1%

Crompton & Knowles Corp.          13,700                    247,456

Cytec Industries, Inc. (a)        5,500                     150,906

Dow Chemical Co.                  1,700                     206,550

IMC Global, Inc.                  5,900                     123,531

Solutia, Inc.                     9,100                     204,181

                                                            932,624

METALS & MINING - 2.1%

Alcoa, Inc.                       11,500                    632,500

TOTAL BASIC INDUSTRIES                                      1,565,124

CONSTRUCTION & REAL ESTATE -
0.5%

BUILDING MATERIALS - 0.5%

Fastenal Co.                      2,900                     148,625

DURABLES - 0.9%

AUTOS, TIRES, & ACCESSORIES -
0.0%

AutoNation, Inc. (a)              300                       4,913

CONSUMER DURABLES - 0.4%

Minnesota Mining &                1,200                     102,900
Manufacturing Co.

TEXTILES & APPAREL - 0.5%

NIKE, Inc. Class B                2,600                     158,438

TOTAL DURABLES                                              266,251

ENERGY - 11.1%

ENERGY SERVICES - 4.0%

ENSCO International, Inc.         12,100                    214,775

Halliburton Co.                   9,200                     380,650

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

Smith International, Inc.         6,500                    $ 281,125

Tidewater, Inc.                   13,400                    342,538

                                                            1,219,088

OIL & GAS - 7.1%

Amerada Hess Corp.                6,300                     377,606

Anadarko Petroleum Corp.          2,400                     90,000

Apache Corp.                      8,500                     306,000

Burlington Resources, Inc.        2,700                     115,931

Chevron Corp.                     1,100                     101,956

Kerr-McGee Corp.                  2,600                     120,900

Murphy Oil Corp.                  1,900                     93,219

Texaco, Inc.                      6,200                     406,100

Union Pacific Resources           16,300                    227,181
Group, Inc.

Unocal Corp.                      2,400                     95,400

USX-Marathon Group                7,000                     209,563

                                                            2,143,856

TOTAL ENERGY                                                3,362,944

FINANCE - 10.8%

BANKS - 1.7%

Bank One Corp.                    2,800                     158,375

Chase Manhattan Corp.             2,700                     195,750

Wells Fargo & Co.                 3,700                     148,000

                                                            502,125

CREDIT & OTHER FINANCE - 3.3%

American Express Co.              1,900                     230,256

Citigroup, Inc.                   7,500                     496,875

Countrywide Credit                3,400                     139,825
Industries, Inc.

MBNA Corp.                        2,900                     80,113

MicroFinancial, Inc.              5,000                     60,625

                                                            1,007,694

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                        8,700                     591,600

Freddie Mac                       2,900                     169,106

                                                            760,706

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 1.8%

Aetna, Inc.                       3,800                    $ 345,088

American General Corp.            2,600                     187,850

                                                            532,938

SECURITIES INDUSTRY - 1.5%

Ameritrade Holding Corp.          1,300                     116,594
Class A (a)

Franklin Resources, Inc.          4,100                     178,350

Goldman Sachs Group, Inc. (a)     1,000                     67,938

Hambrecht & Quist Group (a)       2,800                     100,625

                                                            463,507

TOTAL FINANCE                                               3,266,970

HEALTH - 5.8%

DRUGS & PHARMACEUTICALS - 5.2%

Alpharma, Inc. Class A            4,600                     122,763

Amgen, Inc. (a)                   13,000                    822,250

Biogen, Inc. (a)                  5,800                     632,925

                                                            1,577,938

MEDICAL EQUIPMENT & SUPPLIES
- 0.6%

VISX, Inc. (a)                    3,200                     166,200

TOTAL HEALTH                                                1,744,138

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.3%

ELECTRICAL EQUIPMENT - 3.3%

General Electric Co.              6,200                     630,463

General Instrument Corp. (a)      9,900                     383,006

                                                            1,013,469

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

Caterpillar, Inc.                 2,700                     148,163

Illinois Tool Works, Inc.         2,000                     153,500

Ingersoll-Rand Co.                2,300                     146,481

Milacron, Inc.                    400                       8,525

                                                            456,669

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.5%

Waste Management, Inc.            2,600                    $ 137,475

TOTAL INDUSTRIAL MACHINERY &                                1,607,613
EQUIPMENT

MEDIA & LEISURE - 5.7%

BROADCASTING - 2.2%

Chris-Craft Industries, Inc.      5,047                     232,793

Comcast Corp. Class A             11,600                    446,600
(special)

                                                            679,393

PUBLISHING - 1.0%

Gannet, Inc.                      2,200                     158,950

Knight-Ridder, Inc.               2,900                     152,794

                                                            311,744

RESTAURANTS - 2.5%

Buca, Inc. (a)                    200                       3,475

Starbucks Corp. (a)               4,400                     163,625

Tricon Global Restaurants,        9,900                     576,675
Inc. (a)

                                                            743,775

TOTAL MEDIA & LEISURE                                       1,734,912

NONDURABLES - 10.3%

BEVERAGES - 1.8%

Canandaigua Wine, Inc. Class      500                       24,875
A (a)

Coors (Adolph) Co. Class B        11,100                    527,250

                                                            552,125

FOODS - 4.1%

Heinz (H.J.) Co.                  8,700                     420,319

Horizon Organic Holding Corp.     300                       4,519
(a)

Quaker Oats Co.                   12,500                    825,781

                                                            1,250,619

HOUSEHOLD PRODUCTS - 3.4%

Clorox Co.                        5,300                     534,969

Procter & Gamble Co.              5,200                     485,550

                                                            1,020,519

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 1.0%

Philip Morris Companies, Inc.     7,500                    $ 289,219

TOTAL NONDURABLES                                           3,112,482

RETAIL & WHOLESALE - 5.2%

APPAREL STORES - 0.6%

AnnTaylor Stores Corp. (a)        3,900                     168,431

GENERAL MERCHANDISE STORES -
2.1%

Wal-Mart Stores, Inc.             15,100                    643,638

GROCERY STORES - 1.5%

Albertson's, Inc.                 2,800                     149,800

Safeway, Inc. (a)                 6,700                     311,550

                                                            461,350

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Home Depot, Inc.                  5,300                     301,438

TOTAL RETAIL & WHOLESALE                                    1,574,857

SERVICES - 1.1%

ADVERTISING - 0.3%

DoubleClick, Inc. (a)             500                       48,719

TMP Worldwide, Inc. (a)           1,100                     53,694

                                                            102,413

LEASING & RENTAL - 0.3%

Hertz Corp. Class A               1,500                     82,406

SERVICES - 0.5%

Cintas Corp.                      2,400                     152,400

TOTAL SERVICES                                              337,219

TECHNOLOGY - 21.8%

COMMUNICATIONS EQUIPMENT - 1.3%

Dycom Industries, Inc. (a)        3,600                     173,700

Level One Communications,         1,400                     63,350
Inc. (a)

Lucent Technologies, Inc.         2,700                     153,563

                                                            390,613

COMPUTER SERVICES & SOFTWARE
- 8.4%

America Online, Inc.              3,900                     465,563

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

barnesandnoble.com, Inc.          1,000                    $ 23,188
Class A

broadcast.com, Inc. (a)           1,300                     143,000

Brocade Communications            100                       6,450
Systems, Inc.

CMGI, Inc. (a)                    600                       62,175

eBay, Inc. (a)                    1,500                     265,781

Electronics for Imaging, Inc.     1,700                     83,406
(a)

GeoTel Communications Corp.       1,100                     61,050
(a)

Inktomi Corp. (a)                 500                       51,500

Microsoft Corp. (a)               13,300                    1,073,139

Rational Software Corp. (a)       8,900                     300,931

Scient Corp.                      200                       10,025

                                                            2,546,208

COMPUTERS & OFFICE EQUIPMENT
- 0.4%

Seagate Technology, Inc. (a)      4,300                     129,806

ELECTRONIC INSTRUMENTS - 3.2%

Applied Materials, Inc. (a)       2,800                     153,825

KLA-Tencor Corp. (a)              5,800                     263,900

Kulicke & Soffa Industries,       12,200                    257,725
Inc. (a)

Teradyne, Inc. (a)                5,300                     279,906

                                                            955,356

ELECTRONICS - 8.5%

Analog Devices, Inc. (a)          2,400                     92,250

Celestica, Inc. (sub-vtg.) (a)    1,400                     55,502

Flextronics International (a)     1,800                     90,000

Intel Corp.                       10,800                    583,875

Molex, Inc.                       5,500                     168,438

Motorola, Inc.                    4,800                     397,500

RF Micro Devices, Inc. (a)        1,400                     59,675

Sanmina Corp. (a)                 3,200                     239,950

Texas Instruments, Inc.           6,800                     743,750

Vishay Intertechnology, Inc.      7,300                     151,931

                                                            2,582,871

TOTAL TECHNOLOGY                                            6,604,854

UTILITIES - 10.5%

ELECTRIC UTILITY - 2.4%

Consolidated Edison, Inc.         3,500                     169,969

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Duke Energy Corp.                 2,900                    $ 174,906

Entergy Corp.                     3,500                     113,531

FPL Group, Inc.                   4,700                     273,481

                                                            731,887

GAS - 0.4%

Williams Companies, Inc.          2,000                     103,625

TELEPHONE SERVICES - 7.7%

AT&T Corp.                        17,100                    949,050

Global Crossing Ltd. (a)          1,100                     52,181

MCI WorldCom, Inc. (a)            10,300                    889,663

Qwest Communications              3,600                     152,775
International, Inc. (a)

SBC Communications, Inc.          5,800                     296,525

                                                            2,340,194

TOTAL UTILITIES                                             3,175,706

TOTAL COMMON STOCKS                                         28,976,158
(Cost $24,922,142)

CASH EQUIVALENTS - 4.2%



Taxable Central Cash Fund (b)     1,267,058                 1,267,058
(Cost $1,267,058)

TOTAL INVESTMENT IN                                          $ 30,243,216
SECURITIES - 100%
(Cost $26,189,200)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $26,277,395. Net unrealized appreciation aggregated $3,965,821, of which $4,902,749 related to appreciated investment securities and $936,928 related to depreciated investment securities.

At November 30, 1998, the fund had a capital loss carryforward of approximately $333,194, all of which will expire on November 30, 2006.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                           MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 30,243,216
value (cost $26,189,200) -
See accompanying schedule

Receivable for investments                   1,412,521
sold

Receivable for fund shares                   14,356
sold

Dividends receivable                         23,564

Interest receivable                          4,658

Other receivables                            4,748

 TOTAL ASSETS                                31,703,063

LIABILITIES

Payable to custodian bank       $ 4,240

Payable for investments          1,023,714
purchased

Payable for fund shares          96,745
redeemed

Accrued management fee           6,465

Distribution fees payable        17,499

Other payables and accrued       20,014
expenses

 TOTAL LIABILITIES                           1,168,677

NET ASSETS                                  $ 30,534,386

Net Assets consist of:

Paid in capital                             $ 23,013,024

Accumulated net investment                   (96,817)
(loss)

Accumulated undistributed net                3,564,163
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  4,054,016
(depreciation) on investments

NET ASSETS                                  $ 30,534,386

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                   MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $13.09
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($3,123,932 (divided by)
238,739 shares)

Maximum offering price per         $13.89
share (100/94.25 of $13.09)

CLASS T: NET ASSET VALUE and       $13.03
redemption price per share
($13,979,661 (divided by)
1,073,042 shares)

Maximum offering price per         $13.50
share (100/96.50 of $13.03)

CLASS B: NET ASSET VALUE and       $12.91
offering price per share
($11,443,011 (divided by)
886,434 shares) A

CLASS C: NET ASSET VALUE and       $12.90
offering price per share
($894,584 (divided by)
69,339 shares) A

INSTITUTIONAL CLASS: NET           $13.11
ASSET VALUE, offering price
and redemption price per
share ($1,093,198 (divided
by) 83,382 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                             SIX MONTHS ENDED MAY 31,
                                             1999 (UNAUDITED)

INVESTMENT INCOME                            $ 129,063
Dividends

Interest                                      42,337

 TOTAL INCOME                                 171,400

EXPENSES

Management fee                   $ 95,255

Transfer agent fees               48,251

Distribution fees                 106,724

Accounting fees and expenses      30,454

Non-interested trustees'          53
compensation

Custodian fees and expenses       3,174

Registration fees                 36,682

Audit                             13,017

Legal                             47

 Total expenses before            333,657
reductions

 Expense reductions               (65,440)    268,217

NET INVESTMENT INCOME (LOSS)                  (96,817)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            3,937,316

 Foreign currency transactions    (49)        3,937,267

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (235,251)

 Assets and liabilities in        (9)         (235,260)
foreign currencies

NET GAIN (LOSS)                               3,702,007

NET INCREASE (DECREASE) IN                   $ 3,605,190
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30,
                               (UNAUDITED)                    1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (96,817)                     $ (83,345)
income (loss)

 Net realized gain (loss)       3,937,267                      (119,282)

 Change in net unrealized       (235,260)                      2,192,105
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     3,605,190                      1,989,478
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   -                              (868,298)
 From net realized gain

 In excess of net realized      -                              (347,228)
gain

 TOTAL DISTRIBUTIONS            -                              (1,215,526)

Share transactions - net        (4,857,190)                    (7,523,571)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (1,252,000)                    (6,749,619)
IN NET ASSETS

NET ASSETS

 Beginning of period            31,786,386                     38,536,005

 End of period (including      $ 30,534,386                   $ 31,786,386
accumulated net investment
loss   of $96,817 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.71                        $ 11.38                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.01)                          .01                       (.07)

Net realized and unrealized       1.39                           .69                       1.45
gain (loss)

Total from investment             1.38                           .70                       1.38
operations

Less Distributions

From net realized gain            -                              (.26)                     -

In excess of net realized gain    -                              (.11)                     -

Total distributions               -                              (.37)                     -

Net asset value, end of period   $ 13.09                        $ 11.71                   $ 11.38

TOTAL RETURN B, C                 11.78%                         6.53%                     13.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,124                        $ 2,885                   $ 5,376
(000 omitted)

Ratio of expenses to average      1.30% A, F                     1.61%                     1.75% A, F
net assets

Ratio of expenses to average      1.27% A, G                     1.60% G                   1.75% A
net assets after  expense
reductions

Ratio of net investment           (.20)% A                       .09%                      (.73)% A
income (loss) to average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.68                        $ 11.36                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.03)                          (.02)                     (.10)

Net realized and unrealized       1.38                           .70                       1.46
gain (loss)

Total from investment             1.35                           .68                       1.36
operations

Less Distributions

From net realized gain            -                              (.26)                     -

In excess of net realized gain    -                              (.10)                     -

 Total distributions              -                              (.36)                     -

Net asset value, end of period   $ 13.03                        $ 11.68                   $ 11.36

TOTAL RETURN B, C                 11.56%                         6.35%                     13.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 13,980                       $ 16,368                  $ 20,283
(000 omitted)

Ratio of expenses to average      1.55% A, F                     1.79%                     2.00% A, F
net assets

Ratio of expenses to average      1.52% A, G                     1.76% G                   2.00% A
net assets after expense
reductions

Ratio of net investment           (.45)% A                       (.11)%                    (1.00)% A
income (loss) to average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.60                        $ 11.31                   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.09)                     (.15)

Net realized and unrealized       1.37                           .71                       1.46
gain (loss)

Total from investment             1.31                           .62                       1.31
operations

Less Distributions

From net realized gain            -                              (.24)                     -

In excess of net realized gain    -                              (.09)                     -

Total distributions               -                              (.33)                     -

Net asset value, end of period   $ 12.91                        $ 11.60                   $ 11.31

TOTAL RETURN B, C                 11.29%                         5.80%                     13.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,443                       $ 10,994                  $ 11,370
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.24%                     2.50% A, F
net assets

Ratio of expenses to average      2.02% A, G                     2.22% G                   2.50% A
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (.58)%                    (1.51)% A
income (loss) to average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.60                        $ 11.36                   $ 11.85
period

Income from Investment
Operations

Net investment income (loss) D    (.06)                          (.14)                     -

Net realized and unrealized       1.36                           .74                       (.49)
gain (loss)

Total from investment             1.30                           .60                       (.49)
operations

Less Distributions

From net realized gain            -                              (.26)                     -

In excess of net realized gain    -                              (.10)                     -

Total distributions               -                              (.36)                     -

Net asset value, end of period   $ 12.90                        $ 11.60                   $ 11.36

TOTAL RETURN B, C                 11.21%                         5.62%                     (4.14)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 895                          $ 482                     $ 48
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.50% F                   2.50% A, F
net assets

Ratio of expenses to average      2.02% A, G                     2.47% G                   2.50% A
net assets  after expense
reductions

Ratio of net investment           (.95)% A                       (.88)%                    (.60)% A
income (loss) to  average
net assets

Portfolio turnover                172% A                         358%                      213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED  NOVEMBER 30,

                                 (UNAUDITED)                    1998                       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 11.72                        $ 11.40                    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00                            .03                        (.04)

Net realized and unrealized       1.39                           .68                        1.44
gain (loss)

Total from investment             1.39                           .71                        1.40
operations

Less Distributions

From net realized gain            -                              (.28)                      -

In excess of net realized gain    -                              (.11)                      -

Total distributions               -                              (.39)                      -

Net asset value, end of period   $ 13.11                        $ 11.72                    $ 11.40

TOTAL RETURN B, C                 11.86%                         6.63%                      14.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,093                        $ 1,057                    $ 1,459
(000 omitted)

Ratio of expenses to average      1.05% A, F                     1.50% F                    1.50% A, F
net assets

Ratio of expenses to average      1.02% A, G                     1.48% G                    1.50% A
net assets after  expense
reductions

Ratio of net investment           .05% A                         .17%                       (.42)% A
income (loss) to  average
net assets

Portfolio turnover                172% A                         358%                       213% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor TechnoQuant Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

2. OPERATING POLICIES - CONTINUED

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $25,906,367 and $30,563,557, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00%*

CLASS C    1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 3,770      $ 18

CLASS T    39,489       1,814

CLASS B    59,879       45,173

CLASS C    3,586        2,903

          $ 106,724    $ 49,908

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 12,401     $ 3,588

CLASS T    13,906       3,178

CLASS B    17,081       17,081*

CLASS C    150          150*

          $ 43,538     $ 23,997

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF AVERAGE NET ASSETS

CLASS A                $ 5,040   .34*

CLASS T                 23,914   .31*

CLASS B                 16,488   .28*

CLASS C                 1,574    .45*

INSTITUTIONAL CLASS     1,235    .22*

                       $ 48,251

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,062 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, security lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A               1.30%                    $ 6,042

CLASS T               1.55%                     29,507

CLASS B               2.05%                     21,217

CLASS C               2.05%                     1,857

INSTITUTIONAL CLASS   1.05%                     1,585

                                               $ 60,208

Effective December 1, 1998, Class A, Class T, Class B, Class C and the Institutional Class expense limitations were changed from 1.75%, 2.00%, 2.50%, 2.50% and 1.50% to 1.30% 1.55%, 2.05%, 2.05% and 1.05%
of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $5,035 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $197 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                                SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998

FROM NET REALIZED GAIN

Class A                         $ -                            $ 126,919

Class T                          -                              463,390

Class B                          -                              240,581

Class C                          -                              1,353

Institutional Class              -                              36,055

Total                           $ -                            $ 868,298

IN EXCESS OF NET REALIZED GAIN

Class A                         $ -                            $ 50,754

Class T                          -                              185,307

Class B                          -                              96,208

Class C                          -                              541

Institutional Class              -                              14,418

Total                           $ -                            $ 347,228

                                $ -                            $ 1,215,526


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              37,775                    87,524                  $ 498,559

Reinvestment of distributions    -                         9,071                    -

Shares redeemed                  (45,310)                  (322,594)                (574,771)

Net increase (decrease)          (7,535)                   (225,999)               $ (76,212)

CLASS T Shares sold              106,291                   351,393                 $ 1,402,977

Reinvestment of distributions    -                         55,234                   -

Shares redeemed                  (435,057)                 (790,294)                (5,682,406)

Net increase (decrease)          (328,766)                 (383,667)               $ (4,279,429)

CLASS B Shares sold              94,058                    201,347                 $ 1,231,541

Reinvestment of distributions    -                         19,253                   -

Shares redeemed                  (155,150)                 (278,555)                (2,012,882)

Net increase (decrease)          (61,092)                  (57,955)                $ (781,341)

CLASS C Shares sold              38,092                    48,781                  $ 499,795

Reinvestment of distributions    -                         105                      -

Shares redeemed                  (10,333)                  (11,574)                 (133,929)

Net increase (decrease)          27,759                    37,312                  $ 365,866

INSTITUTIONAL CLASS Shares       241                       14,757                  $ 2,923
sold

Reinvestment of distributions    -                         4,196                    -

Shares redeemed                  (7,030)                   (56,711)                 (88,997)

Net increase (decrease)          (6,789)                   (37,758)                $ (86,074)





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 966,657

Reinvestment of distributions    95,223

Shares redeemed                  (3,572,279)

Net increase (decrease)         $ (2,510,399)

CLASS T Shares sold             $ 3,954,534

Reinvestment of distributions    578,731

Shares redeemed                  (8,857,682)

Net increase (decrease)         $ (4,324,417)

CLASS B Shares sold             $ 2,255,629

Reinvestment of distributions    201,351

Shares redeemed                  (3,122,196)

Net increase (decrease)         $ (665,216)

CLASS C Shares sold             $ 545,490

Reinvestment of distributions    1,104

Shares redeemed                  (132,749)

Net increase (decrease)         $ 413,845

INSTITUTIONAL CLASS Shares      $ 165,746
sold

Reinvestment of distributions    44,046

Shares redeemed                  (647,176)

Net increase (decrease)         $ (437,384)


8. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 15% of the total outstanding shares of the fund.

9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor TechnoQuant Growth Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, Pricewaterhouse Coopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and Pricewaterhouse Coopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse Coopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
Operations Company
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement
Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

ATQGI-SANN-0799   80126
1.704629.101

(Fidelity logo graphic)(registered trademark)



FIDELITY ADVISOR
EQUITY GROWTH
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market value.

FINANCIAL STATEMENTS  26  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 35  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -    16.24%         33.01%       198.92%       636.61%
CL A

FIDELITY ADV EQUITY GROWTH -    9.56%          25.36%       181.73%       594.26%
CL A  (INCL. 5.75% SALES
CHARGE)

Russell 3000 (registered        12.85%         24.16%       214.97%       430.60%
trademark) Growth

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Growth Funds Average            13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks, and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  33.01%       24.48%        22.10%
CL A

FIDELITY ADV EQUITY GROWTH -  25.36%       23.02%        21.38%
CL A   (INCL. 5.75% SALES
CHARGE)

Russell 3000 Growth           24.16%       25.79%        18.16%

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Growth -CL A      Russell 3000 Growth
             00245                       RS007
  1989/05/31       9425.00                    10000.00
  1989/06/30       9075.27                     9912.32
  1989/07/31       9697.67                    10872.91
  1989/08/31      10077.04                    11062.33
  1989/09/30      10355.64                    11118.41
  1989/10/31      10225.24                    10891.46
  1989/11/30      10266.73                    11162.45
  1989/12/31      10569.02                    11365.13
  1990/01/31       9598.95                    10433.50
  1990/02/28       9985.63                    10529.33
  1990/03/31      10569.02                    10953.04
  1990/04/30      10358.73                    10797.26
  1990/05/31      11830.80                    11908.33
  1990/06/30      11932.55                    12032.91
  1990/07/31      11593.37                    11897.72
  1990/08/31      10114.52                    10724.47
  1990/09/30       9280.12                    10122.95
  1990/10/31       9395.44                    10131.93
  1990/11/30      10548.67                    10826.62
  1990/12/31      11301.67                    11216.08
  1991/01/31      12943.32                    11814.53
  1991/02/28      14110.12                    12774.71
  1991/03/31      15494.00                    13299.76
  1991/04/30      15439.73                    13232.06
  1991/05/31      16246.99                    13824.81
  1991/06/30      14897.03                    13152.74
  1991/07/31      16104.53                    13852.33
  1991/08/31      16972.85                    14322.74
  1991/09/30      17013.55                    14099.26
  1991/10/31      17061.04                    14340.48
  1991/11/30      16470.85                    13952.45
  1991/12/31      18614.71                    15888.10
  1992/01/31      19135.94                    15594.68
  1992/02/29      19234.31                    15627.31
  1992/03/31      18326.31                    15171.18
  1992/04/30      17947.98                    15220.72
  1992/05/31      17864.75                    15324.31
  1992/06/30      17274.56                    14905.29
  1992/07/31      17879.88                    15560.43
  1992/08/31      17448.59                    15344.29
  1992/09/30      17773.95                    15537.79
  1992/10/31      18704.64                    15796.34
  1992/11/30      19922.87                    16533.86
  1992/12/31      20456.12                    16717.78
  1993/01/31      21028.88                    16553.43
  1993/02/28      20479.76                    16246.76
  1993/03/31      21121.69                    16566.89
  1993/04/30      20765.92                    15913.59
  1993/05/31      21964.70                    16498.58
  1993/06/30      22049.77                    16360.95
  1993/07/31      21670.81                    16105.46
  1993/08/31      22459.68                    16774.87
  1993/09/30      23117.07                    16706.97
  1993/10/31      23395.50                    17173.30
  1993/11/30      22815.45                    17008.14
  1993/12/31      23494.69                    17335.20
  1994/01/31      24314.62                    17741.17
  1994/02/28      24111.45                    17440.00
  1994/03/31      23128.14                    16576.27
  1994/04/30      23371.94                    16650.29
  1994/05/31      23225.66                    16845.83
  1994/06/30      22209.84                    16328.94
  1994/07/31      22681.18                    16855.41
  1994/08/31      23705.13                    17823.75
  1994/09/30      23217.53                    17611.48
  1994/10/31      23973.30                    18004.20
  1994/11/30      23176.90                    17413.49
  1994/12/31      23286.69                    17717.11
  1995/01/31      23081.41                    18020.72
  1995/02/28      23968.21                    18783.52
  1995/03/31      24871.43                    19333.03
  1995/04/30      25947.09                    19742.88
  1995/05/31      26842.10                    20390.27
  1995/06/30      28886.66                    21236.26
  1995/07/31      31037.97                    22196.85
  1995/08/31      31358.21                    22247.21
  1995/09/30      32236.79                    23212.69
  1995/10/31      32072.57                    23108.70
  1995/11/30      32704.83                    24018.92
  1995/12/31      32400.91                    24195.91
  1996/01/31      33159.28                    24903.25
  1996/02/29      33897.51                    25425.04
  1996/03/31      34132.00                    25504.15
  1996/04/30      35148.15                    26305.69
  1996/05/31      36094.81                    27270.56
  1996/06/30      35634.51                    27112.13
  1996/07/31      33471.94                    25345.31
  1996/08/31      34253.59                    26119.12
  1996/09/30      36555.11                    27964.03
  1996/10/31      36728.81                    27994.21
  1996/11/30      38908.75                    29967.58
  1996/12/31      37653.95                    29490.65
  1997/01/31      39906.87                    31429.36
  1997/02/28      38987.61                    31058.87
  1997/03/31      36815.62                    29332.61
  1997/04/30      38681.19                    31080.75
  1997/05/31      41411.94                    33520.67
  1997/06/30      43115.28                    34844.36
  1997/07/31      46368.76                    37802.08
  1997/08/31      44530.23                    35900.64
  1997/09/30      47098.76                    37779.86
  1997/10/31      45269.25                    36291.46
  1997/11/30      46585.05                    37584.58
  1997/12/31      46650.08                    37966.36
  1998/01/31      47234.03                    38943.18
  1998/02/28      50829.49                    41919.10
  1998/03/31      52586.13                    43598.26
  1998/04/30      53592.86                    44170.04
  1998/05/31      52195.76                    42734.60
  1998/06/30      55472.77                    45156.33
  1998/07/31      56592.49                    44549.53
  1998/08/31      47357.31                    37568.53
  1998/09/30      52195.76                    40524.39
  1998/10/31      55842.58                    43691.71
  1998/11/30      59725.68                    47020.01
  1998/12/31      64788.30                    51260.74
  1999/01/31      69994.63                    54218.44
  1999/02/28      66545.41                    51558.93
  1999/03/31      70180.44                    54212.33
  1999/04/30      70389.49                    54607.56
  1999/05/28      69425.56                    53060.13
IMATRL PRASUN   SHR__CHT 19990531 19990621 161954 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class A on May 31, 1989, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $69,426 - a 594.26% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $53,060 - a 430.60% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  16.16%         32.80%       198.50%       635.59%
CL T

FIDELITY ADV EQUITY GROWTH -  12.10%         28.15%       188.06%       609.85%
CL T  (INCL. 3.50% SALES
CHARGE)

Russell 3000 Growth           12.85%         24.16%       214.97%       430.60%

S&P 500                       12.61%         21.03%       215.95%       426.65%

Growth Funds Average          13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks, and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  32.80%       24.45%        22.09%
CL T

FIDELITY ADV EQUITY GROWTH -  28.15%       23.57%        21.65%
CL T   (INCL. 3.50% SALES
CHARGE)

Russell 3000 Growth           24.16%       25.79%        18.16%

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Growth -CL T      Russell 3000 Growth
             00286                       RS007
  1989/05/31       9650.00                    10000.00
  1989/06/30       9291.92                     9912.32
  1989/07/31       9929.18                    10872.91
  1989/08/31      10317.61                    11062.33
  1989/09/30      10602.86                    11118.41
  1989/10/31      10469.34                    10891.46
  1989/11/30      10511.82                    11162.45
  1989/12/31      10821.34                    11365.13
  1990/01/31       9828.11                    10433.50
  1990/02/28      10224.01                    10529.33
  1990/03/31      10821.34                    10953.04
  1990/04/30      10606.02                    10797.26
  1990/05/31      12113.23                    11908.33
  1990/06/30      12217.41                    12032.91
  1990/07/31      11870.13                    11897.72
  1990/08/31      10355.98                    10724.47
  1990/09/30       9501.66                    10122.95
  1990/10/31       9619.74                    10131.93
  1990/11/30      10800.50                    10826.62
  1990/12/31      11571.47                    11216.08
  1991/01/31      13252.32                    11814.53
  1991/02/28      14446.97                    12774.71
  1991/03/31      15863.88                    13299.76
  1991/04/30      15808.32                    13232.06
  1991/05/31      16634.85                    13824.81
  1991/06/30      15252.67                    13152.74
  1991/07/31      16488.99                    13852.33
  1991/08/31      17378.04                    14322.74
  1991/09/30      17419.71                    14099.26
  1991/10/31      17468.33                    14340.48
  1991/11/30      16864.06                    13952.45
  1991/12/31      19059.09                    15888.10
  1992/01/31      19592.77                    15594.68
  1992/02/29      19693.48                    15627.31
  1992/03/31      18763.81                    15171.18
  1992/04/30      18376.45                    15220.72
  1992/05/31      18291.23                    15324.31
  1992/06/30      17686.95                    14905.29
  1992/07/31      18306.72                    15560.43
  1992/08/31      17865.13                    15344.29
  1992/09/30      18198.26                    15537.79
  1992/10/31      19151.17                    15796.34
  1992/11/30      20398.48                    16533.86
  1992/12/31      20944.46                    16717.78
  1993/01/31      21530.90                    16553.43
  1993/02/28      20968.67                    16246.76
  1993/03/31      21625.92                    16566.89
  1993/04/30      21261.66                    15913.59
  1993/05/31      22489.06                    16498.58
  1993/06/30      22576.16                    16360.95
  1993/07/31      22188.15                    16105.46
  1993/08/31      22995.85                    16774.87
  1993/09/30      23668.94                    16706.97
  1993/10/31      23954.01                    17173.30
  1993/11/30      23360.11                    17008.14
  1993/12/31      24055.57                    17335.20
  1994/01/31      24895.07                    17741.17
  1994/02/28      24687.06                    17440.00
  1994/03/31      23680.27                    16576.27
  1994/04/30      23929.89                    16650.29
  1994/05/31      23780.12                    16845.83
  1994/06/30      22740.05                    16328.94
  1994/07/31      23222.64                    16855.41
  1994/08/31      24271.03                    17823.75
  1994/09/30      23771.80                    17611.48
  1994/10/31      24545.61                    18004.20
  1994/11/30      23730.20                    17413.49
  1994/12/31      23842.61                    17717.11
  1995/01/31      23632.43                    18020.72
  1995/02/28      24540.40                    18783.52
  1995/03/31      25465.18                    19333.03
  1995/04/30      26566.51                    19742.88
  1995/05/31      27482.89                    20390.27
  1995/06/30      29576.27                    21236.26
  1995/07/31      31778.93                    22196.85
  1995/08/31      32106.81                    22247.21
  1995/09/30      33006.37                    23212.69
  1995/10/31      32838.23                    23108.70
  1995/11/30      33485.58                    24018.92
  1995/12/31      33174.41                    24195.91
  1996/01/31      33950.89                    24903.25
  1996/02/29      34706.73                    25425.04
  1996/03/31      34946.83                    25504.15
  1996/04/30      35987.23                    26305.69
  1996/05/31      36956.49                    27270.56
  1996/06/30      36485.20                    27112.13
  1996/07/31      34271.01                    25345.31
  1996/08/31      35071.32                    26119.12
  1996/09/30      37427.78                    27964.03
  1996/10/31      37614.52                    27994.21
  1996/11/30      39846.49                    29967.58
  1996/12/31      38563.12                    29490.65
  1997/01/31      40877.81                    31429.36
  1997/02/28      39940.83                    31058.87
  1997/03/31      37717.81                    29332.61
  1997/04/30      39637.69                    31080.75
  1997/05/31      42448.62                    33520.67
  1997/06/30      44193.96                    34844.36
  1997/07/31      47546.86                    37802.08
  1997/08/31      45663.73                    35900.64
  1997/09/30      48281.74                    37779.86
  1997/10/31      46389.42                    36291.46
  1997/11/30      47739.77                    37584.58
  1997/12/31      47791.61                    37966.36
  1998/01/31      48394.94                    38943.18
  1998/02/28      52076.71                    41919.10
  1998/03/31      53870.66                    43598.26
  1998/04/30      54882.37                    44170.04
  1998/05/31      53453.46                    42734.60
  1998/06/30      56801.48                    45156.33
  1998/07/31      57938.34                    44549.53
  1998/08/31      48467.95                    37568.53
  1998/09/30      53422.17                    40524.39
  1998/10/31      57145.66                    43691.71
  1998/11/30      61109.04                    47020.01
  1998/12/31      66295.11                    51260.74
  1999/01/31      71630.68                    54218.44
  1999/02/28      68083.79                    51558.93
  1999/03/31      71783.36                    54212.33
  1999/04/30      71994.76                    54607.56
  1999/05/28      70984.72                    53060.13
IMATRL PRASUN   SHR__CHT 19990531 19990621 162854 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class T on May 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $70,985 - a 609.85% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $53,060 - a 430.60% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on December 31, 1996. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after December 31, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B's contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  15.83%         32.07%       194.16%       624.88%
CL B

FIDELITY ADV EQUITY GROWTH -  10.83%         27.07%       192.16%       624.88%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           12.85%         24.16%       214.97%       430.60%

S&P 500                       12.61%         21.03%       215.95%       426.65%

Growth Funds Average          13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks, and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  32.07%       24.08%        21.91%
CL B

FIDELITY ADV EQUITY GROWTH -  27.07%       23.91%        21.91%
CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           24.16%       25.79%        18.16%

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Growth -CL B      Russell 3000 Growth
             00242                       RS007
  1989/05/31      10000.00                    10000.00
  1989/06/30       9628.93                     9912.32
  1989/07/31      10289.31                    10872.91
  1989/08/31      10691.82                    11062.33
  1989/09/30      10987.42                    11118.41
  1989/10/31      10849.06                    10891.46
  1989/11/30      10893.08                    11162.45
  1989/12/31      11213.82                    11365.13
  1990/01/31      10184.57                    10433.50
  1990/02/28      10594.83                    10529.33
  1990/03/31      11213.82                    10953.04
  1990/04/30      10990.69                    10797.26
  1990/05/31      12552.57                    11908.33
  1990/06/30      12660.53                    12032.91
  1990/07/31      12300.65                    11897.72
  1990/08/31      10731.58                    10724.47
  1990/09/30       9846.28                    10122.95
  1990/10/31       9968.64                    10131.93
  1990/11/30      11192.23                    10826.62
  1990/12/31      11991.16                    11216.08
  1991/01/31      13732.97                    11814.53
  1991/02/28      14970.95                    12774.71
  1991/03/31      16439.26                    13299.76
  1991/04/30      16381.68                    13232.06
  1991/05/31      17238.19                    13824.81
  1991/06/30      15805.87                    13152.74
  1991/07/31      17087.04                    13852.33
  1991/08/31      18008.33                    14322.74
  1991/09/30      18051.51                    14099.26
  1991/10/31      18101.90                    14340.48
  1991/11/30      17475.71                    13952.45
  1991/12/31      19750.35                    15888.10
  1992/01/31      20303.38                    15594.68
  1992/02/29      20407.75                    15627.31
  1992/03/31      19444.36                    15171.18
  1992/04/30      19042.95                    15220.72
  1992/05/31      18954.64                    15324.31
  1992/06/30      18328.44                    14905.29
  1992/07/31      18970.70                    15560.43
  1992/08/31      18513.09                    15344.29
  1992/09/30      18858.30                    15537.79
  1992/10/31      19845.78                    15796.34
  1992/11/30      21138.32                    16533.86
  1992/12/31      21704.11                    16717.78
  1993/01/31      22311.81                    16553.43
  1993/02/28      21729.19                    16246.76
  1993/03/31      22410.28                    16566.89
  1993/04/30      22032.81                    15913.59
  1993/05/31      23304.72                    16498.58
  1993/06/30      23394.99                    16360.95
  1993/07/31      22992.90                    16105.46
  1993/08/31      23829.90                    16774.87
  1993/09/30      24527.40                    16706.97
  1993/10/31      24822.81                    17173.30
  1993/11/30      24207.37                    17008.14
  1993/12/31      24928.05                    17335.20
  1994/01/31      25798.00                    17741.17
  1994/02/28      25582.44                    17440.00
  1994/03/31      24539.14                    16576.27
  1994/04/30      24797.81                    16650.29
  1994/05/31      24642.61                    16845.83
  1994/06/30      23564.82                    16328.94
  1994/07/31      24064.92                    16855.41
  1994/08/31      25151.33                    17823.75
  1994/09/30      24633.99                    17611.48
  1994/10/31      25435.87                    18004.20
  1994/11/30      24590.88                    17413.49
  1994/12/31      24707.36                    17717.11
  1995/01/31      24489.56                    18020.72
  1995/02/28      25430.46                    18783.52
  1995/03/31      26388.79                    19333.03
  1995/04/30      27530.07                    19742.88
  1995/05/31      28479.68                    20390.27
  1995/06/30      30648.98                    21236.26
  1995/07/31      32931.54                    22196.85
  1995/08/31      33271.31                    22247.21
  1995/09/30      34203.49                    23212.69
  1995/10/31      34029.25                    23108.70
  1995/11/30      34700.08                    24018.92
  1995/12/31      34377.63                    24195.91
  1996/01/31      35182.26                    24903.25
  1996/02/29      35965.53                    25425.04
  1996/03/31      36214.33                    25504.15
  1996/04/30      37292.46                    26305.69
  1996/05/31      38296.88                    27270.56
  1996/06/30      37808.49                    27112.13
  1996/07/31      35514.00                    25345.31
  1996/08/31      36343.33                    26119.12
  1996/09/30      38785.27                    27964.03
  1996/10/31      38978.78                    27994.21
  1996/11/30      41291.70                    29967.58
  1996/12/31      39961.78                    29490.65
  1997/01/31      42333.64                    31429.36
  1997/02/28      41329.34                    31058.87
  1997/03/31      39005.11                    29332.61
  1997/04/30      40975.45                    31080.75
  1997/05/31      43844.88                    33520.67
  1997/06/30      45633.49                    34844.36
  1997/07/31      49067.24                    37802.08
  1997/08/31      47087.33                    35900.64
  1997/09/30      49765.47                    37779.86
  1997/10/31      47804.69                    36291.46
  1997/11/30      49172.45                    37584.58
  1997/12/31      49197.06                    37966.36
  1998/01/31      49793.98                    38943.18
  1998/02/28      53559.82                    41919.10
  1998/03/31      55377.43                    43598.26
  1998/04/30      56389.64                    44170.04
  1998/05/31      54887.65                    42734.60
  1998/06/30      58305.21                    45156.33
  1998/07/31      59448.02                    44549.53
  1998/08/31      49696.02                    37568.53
  1998/09/30      54757.05                    40524.39
  1998/10/31      58544.65                    43691.71
  1998/11/30      62582.59                    47020.01
  1998/12/31      67871.11                    51260.74
  1999/01/31      73285.92                    54218.44
  1999/02/28      69629.60                    51558.93
  1999/03/31      73384.08                    54212.33
  1999/04/30      73555.85                    54607.56
  1999/05/28      72488.40                    53060.13
IMATRL PRASUN   SHR__CHT 19990531 19990621 163555 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Class B on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have been $72,488 - a 624.88% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $53,060 - a 430.60% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY GROWTH FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between December 31, 1996 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and December 31, 1996 are those of Class T shares, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1,
1996). Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  15.85%         32.04%       194.29%       625.20%
CL C

FIDELITY ADV EQUITY GROWTH -  14.85%         31.04%       194.29%       625.20%
CL C  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           12.85%         24.16%       214.97%       430.60%

S&P 500                       12.61%         21.03%       215.95%       426.65%

Growth Funds Average          13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks, and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  32.04%       24.09%        21.91%
CL C

FIDELITY ADV EQUITY GROWTH -  31.04%       24.09%        21.91%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Growth           24.16%       25.79%        18.16%

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Growth -CL C      Russell 3000 Growth
             00479                       RS007
  1989/05/31      10000.00                    10000.00
  1989/06/30       9628.93                     9912.32
  1989/07/31      10289.31                    10872.91
  1989/08/31      10691.82                    11062.33
  1989/09/30      10987.42                    11118.41
  1989/10/31      10849.06                    10891.46
  1989/11/30      10893.08                    11162.45
  1989/12/31      11213.82                    11365.13
  1990/01/31      10184.57                    10433.50
  1990/02/28      10594.83                    10529.33
  1990/03/31      11213.82                    10953.04
  1990/04/30      10990.69                    10797.26
  1990/05/31      12552.57                    11908.33
  1990/06/30      12660.53                    12032.91
  1990/07/31      12300.65                    11897.72
  1990/08/31      10731.58                    10724.47
  1990/09/30       9846.28                    10122.95
  1990/10/31       9968.64                    10131.93
  1990/11/30      11192.23                    10826.62
  1990/12/31      11991.16                    11216.08
  1991/01/31      13732.97                    11814.53
  1991/02/28      14970.95                    12774.71
  1991/03/31      16439.26                    13299.76
  1991/04/30      16381.68                    13232.06
  1991/05/31      17238.19                    13824.81
  1991/06/30      15805.87                    13152.74
  1991/07/31      17087.04                    13852.33
  1991/08/31      18008.33                    14322.74
  1991/09/30      18051.51                    14099.26
  1991/10/31      18101.90                    14340.48
  1991/11/30      17475.71                    13952.45
  1991/12/31      19750.35                    15888.10
  1992/01/31      20303.38                    15594.68
  1992/02/29      20407.75                    15627.31
  1992/03/31      19444.36                    15171.18
  1992/04/30      19042.95                    15220.72
  1992/05/31      18954.64                    15324.31
  1992/06/30      18328.44                    14905.29
  1992/07/31      18970.70                    15560.43
  1992/08/31      18513.09                    15344.29
  1992/09/30      18858.30                    15537.79
  1992/10/31      19845.78                    15796.34
  1992/11/30      21138.32                    16533.86
  1992/12/31      21704.11                    16717.78
  1993/01/31      22311.81                    16553.43
  1993/02/28      21729.19                    16246.76
  1993/03/31      22410.28                    16566.89
  1993/04/30      22032.81                    15913.59
  1993/05/31      23304.72                    16498.58
  1993/06/30      23394.99                    16360.95
  1993/07/31      22992.90                    16105.46
  1993/08/31      23829.90                    16774.87
  1993/09/30      24527.40                    16706.97
  1993/10/31      24822.81                    17173.30
  1993/11/30      24207.37                    17008.14
  1993/12/31      24928.05                    17335.20
  1994/01/31      25798.00                    17741.17
  1994/02/28      25582.44                    17440.00
  1994/03/31      24539.14                    16576.27
  1994/04/30      24797.81                    16650.29
  1994/05/31      24642.61                    16845.83
  1994/06/30      23564.82                    16328.94
  1994/07/31      24064.92                    16855.41
  1994/08/31      25151.33                    17823.75
  1994/09/30      24633.99                    17611.48
  1994/10/31      25435.87                    18004.20
  1994/11/30      24590.88                    17413.49
  1994/12/31      24707.36                    17717.11
  1995/01/31      24489.56                    18020.72
  1995/02/28      25430.46                    18783.52
  1995/03/31      26388.79                    19333.03
  1995/04/30      27530.07                    19742.88
  1995/05/31      28479.68                    20390.27
  1995/06/30      30648.98                    21236.26
  1995/07/31      32931.54                    22196.85
  1995/08/31      33271.31                    22247.21
  1995/09/30      34203.49                    23212.69
  1995/10/31      34029.25                    23108.70
  1995/11/30      34700.08                    24018.92
  1995/12/31      34377.63                    24195.91
  1996/01/31      35182.26                    24903.25
  1996/02/29      35965.53                    25425.04
  1996/03/31      36214.33                    25504.15
  1996/04/30      37292.46                    26305.69
  1996/05/31      38296.88                    27270.56
  1996/06/30      37808.49                    27112.13
  1996/07/31      35514.00                    25345.31
  1996/08/31      36343.33                    26119.12
  1996/09/30      38785.27                    27964.03
  1996/10/31      38978.78                    27994.21
  1996/11/30      41291.70                    29967.58
  1996/12/31      39961.78                    29490.65
  1997/01/31      42333.64                    31429.36
  1997/02/28      41329.34                    31058.87
  1997/03/31      39005.11                    29332.61
  1997/04/30      40975.45                    31080.75
  1997/05/31      43844.88                    33520.67
  1997/06/30      45633.49                    34844.36
  1997/07/31      49067.24                    37802.08
  1997/08/31      47087.33                    35900.64
  1997/09/30      49765.47                    37779.86
  1997/10/31      47804.69                    36291.46
  1997/11/30      49171.35                    37584.58
  1997/12/31      49195.33                    37966.36
  1998/01/31      49827.81                    38943.18
  1998/02/28      53589.61                    41919.10
  1998/03/31      55406.03                    43598.26
  1998/04/30      56416.34                    44170.04
  1998/05/31      54922.37                    42734.60
  1998/06/30      58329.49                    45156.33
  1998/07/31      59468.78                    44549.53
  1998/08/31      49720.33                    37568.53
  1998/09/30      54771.90                    40524.39
  1998/10/31      58565.95                    43691.71
  1998/11/30      62596.45                    47020.01
  1998/12/31      67886.96                    51260.74
  1999/01/31      73319.89                    54218.44
  1999/02/28      69659.96                    51558.93
  1999/03/31      73416.84                    54212.33
  1999/04/30      73586.51                    54607.56
  1999/05/28      72520.04                    53060.13
IMATRL PRASUN   SHR__CHT 19990531 19990621 163934 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth - Class C on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have been $72,520 - a 625.20% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $53,060 - a 430.60% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Jennifer Uhrig)

An interview with Jennifer Uhrig, Portfolio Manager of Fidelity
Advisor Equity Growth Fund

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. For the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 16.24%, 16.16%, 15.83% and 15.85%, respectively. During that same time, the growth funds average tracked by Lipper Inc. returned 13.69%, while the Russell 3000 Growth Index and Standard & Poor's 500 Index posted returns of 12.85% and 12.61%, respectively. For the 12 months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 33.01%, 32.80%, 32.07% and 32.04%, respectively, while the Lipper peer group returned 16.23%. The Russell index returned 24.16% and the S&P 500 returned 21.03% during the same period.

Q. EARLIER IN THE PERIOD, THE FUND CHANGED ITS BENCHMARK TO THE
RUSSELL 3000 GROWTH INDEX. WHY?

A. Given the fund's focus on stocks with "growth" characteristics, the Russell 3000 Growth Index conforms more closely with the fund's investment strategy than the S&P 500 index, which is not style-specific and thus measures the performance of both growth and value stocks. We believe that the new index more accurately reflects how the fund is performing relative to its universe of stocks. By making the change, we present shareholders with a better yardstick against which they can evaluate the fund's performance.

Q. OVERALL, WHAT FACTORS CONTRIBUTED TO THE FUND'S SOUND PERFORMANCE RELATIVE TO ITS BENCHMARK?

A. Much of the fund's success can be attributed to strong stock picking within the media/leisure and technology sectors. Cable stocks and certain large-cap tech stocks, such as Microsoft, were strong contributors. Also fueling performance was the fund's overweighting in oil-sensitive energy stocks, especially relative to the growth universe, during the recovery in oil prices. An underweighting in nondurables also helped as many of these companies confronted disappointing earnings overseas.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE SIX-MONTH PERIOD? HOW DID YOU POSITION THE FUND IN LIGHT OF THE DRAMATIC RISE IN
CYCLICAL STOCKS IN RECENT MONTHS?

A. Most notably, I decreased the fund's weighting in technology, specifically among the larger-caps, as I became increasingly concerned about their high valuation levels. In health care, I added to the fund's positions in the fastest-growing drug stocks, such as Eli Lilly and Warner-Lambert as they sold off. I also increased the fund's weighting in financial stocks, which had underperformed in 1998. Since this is a growth fund, I'm not going to have huge cyclical exposure. I did, however, add some cyclical, or economically sensitive, stocks along the way. Lastly, I managed to expose the portfolio to the Internet by buying more AT&T, and its newly acquired broadband capabilities, without having to pay the stratospheric prices characteristic of many stocks in this industry.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

A. Microsoft was up strongly over the past six months, driven by a robust product cycle including the much-anticipated releases of both Office 2000 and Windows 2000. Also helping performance was MCI WorldCom, an industry leader in data, Internet and international communications services, which enjoyed strong revenue growth and the cost benefits associated with acquisitions. Cisco Systems' shares also soared as the firm continued to reap the benefits of its dominant market share in providing data network equipment to meet the growing demands of the Internet and various telecommunications networks.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

A. Philip Morris, in spite of its attractive valuation and impressive fundamentals, suffered from the potential for further litigation. Drug stocks in general - including Merck, Warner-Lambert and Eli Lilly - underwent severe corrections as the market rotated away from these expensive stocks in favor of attractively valued cyclical stocks late in the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'll continue to pursue growth prospects that tend to thrive irrespective of the economy's ebbs and flows. I may, however, consider limited exposure to cyclicals if it appears the worldwide economy is accelerating. Under these circumstances, certain traditional cyclicals may show better growth than the average growth stock. However, I feel that a lot of the valuation discrepancy between growth and value has already been corrected, and I remain confident in the availability of attractive opportunities in the growth universe. The biggest risk to growth stocks today is higher interest rates, which pose a threat to high price-to-earnings ratios. If the economy can stay healthy without generating appreciable inflation and, hence, higher rates, growth stocks should continue to perform well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to achieve capital
appreciation by investing
primarily in common stock of
companies with
above-average growth
characteristics

START DATE: November 22,
1983

SIZE: as of May 31, 1999,
more than $8.9 billion

MANAGER: Jennifer Uhrig,
since 1997; joined Fidelity
in 1987
(checkmark)

JENNIFER UHRIG ON THE STATE
OF PHARMACEUTICALS:

"Pharmaceutical stocks, which were
among the fund's best performers in
1998, suffered a meaningful
correction in the first half of 1999,
with some stocks declining as
much as 20-30% in the midst of a
rising market. This
underperformance was largely
related to a rotation from
predictable growth stocks to
cyclicals, or companies more
sensitive to faster economic
growth. This phenomenon was
brought about by continued
economic strength in the U.S.,
combined with the recovery in Asia
and a stronger-than-expected
economy in Brazil. In addition, drug
companies have struggled with a
lack of high-profile new drug
launches after an unusually good
year in 1998. Finally, the prospect
of government-sponsored drug
benefits for seniors, and the
ensuing price pressures that
could result, cast a cloud over the
group. Recently, valuations for
pharmaceuticals in general have
become quite reasonable as they
have reached the lower-end of their
historical ranges. At the same time,
business has remained healthy. The
benefits of patent protection and
high barriers to entry have helped
pharmaceuticals maintain strong
levels of profitability. Drug stocks
also have benefited from favorable
demographics, namely an aging
population, which favors drug
consumption. While further political
posturing may continue to impede
the performance of the group, these
stocks should perform better if the
economy cools and predictable
growth once again returns to
favor."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Philip Morris Companies, Inc.   2.7                      3.9

Warner-Lambert Co.              2.5                      2.2

Microsoft Corp.                 2.4                      4.5

Lilly (Eli) & Co.               2.3                      2.4

AT&T Corp.                      2.3                      1.2

Cisco Systems, Inc.             2.2                      1.3

Merck & Co., Inc.               2.0                      3.6

Fannie Mae                      1.9                      1.5

Bristol-Myers Squibb Co.        1.9                      0.7

Johnson & Johnson               1.8                      1.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      26.4                     30.9

HEALTH                          17.7                     16.8

MEDIA & LEISURE                 10.2                     7.7

FINANCE                         9.7                      7.5

RETAIL & WHOLESALE              9.4                      8.6


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 96.4%

                               Short-Term Investments 3.6%

* FOREIGN INVESTMENTS                                       5.8%


Row: 1, Col: 1, Value: 96.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.6

AS OF NOVEMBER 30, 1998 **

                            Stocks 92.5%

                            Short-Term Investments 7.5%

** FOREIGN INVESTMENTS                                   4.2%


Row: 1, Col: 1, Value: 92.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.5

INVESTMENTS MAY 31, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.4%

                                 SHARES                     VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 2.7%

CHEMICALS & PLASTICS - 1.5%

Cytec Industries, Inc. (a)        814,500                   $ 22,348

Eastman Chemical Co.              539,600                    27,317

Great Lakes Chemical Corp.        845,400                    38,202

NOVA Chemicals Corp.              1,190,700                  25,461

Solutia, Inc.                     638,600                    14,329

Union Carbide Corp.               87,400                     4,485

                                                             132,142

METALS & MINING - 0.8%

Alcoa, Inc.                       642,900                    35,360

Commscope, Inc. (a)               658,100                    17,275

Falconbridge Ltd.                 387,600                    4,499

Inco Ltd.                         1,471,500                  20,977

                                                             78,111

PACKAGING & CONTAINERS - 0.4%

Bemis Co., Inc.                   131,000                    4,945

Owens-Illinois, Inc. (a)          928,200                    28,310

                                                             33,255

TOTAL BASIC INDUSTRIES                                       243,508

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Owens-Corning                     186,300                    7,336

ENGINEERING - 0.1%

Stolt Comex Seaway SA             656,100                    7,299

Stolt Comex Seaway SA             131,400                    1,413
sponsored ADR Class A

                                                             8,712

TOTAL CONSTRUCTION & REAL                                    16,048
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Eaton Corp.                       99,300                     8,658

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 0.4%

Matsushita Electric               426,000                   $ 7,671
Industrial Co. Ltd.

Sony Corp.                        291,900                    27,274

                                                             34,945

TOTAL DURABLES                                               43,603

ENERGY - 5.0%

ENERGY SERVICES - 1.9%

Baker Hughes, Inc.                926,230                    28,829

BJ Services Co. (a)               490,600                    13,522

Coflexip SA sponsored ADR         601,800                    24,674

Halliburton Co.                   1,096,400                  45,364

Schlumberger Ltd.                 644,600                    38,797

Smith International, Inc.         523,600                    22,646

                                                             173,832

OIL & GAS - 3.1%

Apache Corp.                      548,300                    19,739

Exxon Corp.                       1,165,800                  93,118

Newfield Exploration Co. (a)      1,050,900                  26,667

Noble Affiliates, Inc.            1,015,700                  26,916

Tosco Corp.                       1,648,200                  42,132

USX-Marathon Group                1,155,800                  34,602

Vastar Resources, Inc.            171,600                    9,438

Weatherford International,        810,400                    26,743
Inc. (a)

                                                             279,355

TOTAL ENERGY                                                 453,187

FINANCE - 9.7%

BANKS - 1.0%

Bank of Ireland, Inc. (Great      1,216,519                  22,662
Britain)

Chase Manhattan Corp.             566,600                    41,079

U.S. Bancorp                      734,700                    23,878

                                                             87,619

CREDIT & OTHER FINANCE - 2.3%

American Express Co.              669,604                    81,148

Associates First Capital          827,200                    33,915
Corp. Class A

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Citigroup, Inc.                   607,200                   $ 40,227

Household International, Inc.     891,890                    38,686

Providian Financial Corp.         139,700                    13,402

                                                             207,378

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        2,509,000                  170,612

Freddie Mac                       1,176,600                  68,610

                                                             239,222

INSURANCE - 2.9%

Allmerica Financial Corp.         426,900                    25,000

Ambac Financial Group, Inc.       368,000                    21,459

American International Group,     750,700                    85,814
Inc.

CIGNA Corp.                       756,400                    70,534

Mutual Risk Management Ltd.       82,700                     3,019

Progressive Corp.                 247,000                    34,673

UNUM Corp.                        427,200                    22,989

                                                             263,488

SAVINGS & LOANS - 0.2%

Washington Mutual, Inc.           560,100                    21,389

SECURITIES INDUSTRY - 0.6%

Daiwa Securities Co. Ltd.         2,288,000                  12,003

Nikko Securities Co. Ltd.         1,826,000                  7,928

Nomura Securities Co. Ltd.        3,318,000                  32,903

                                                             52,834

TOTAL FINANCE                                                871,930

HEALTH - 17.7%

DRUGS & PHARMACEUTICALS - 13.6%

American Home Products Corp.      660,800                    38,079

Amgen, Inc. (a)                   648,600                    41,024

Biogen, Inc. (a)                  324,600                    35,422

Bristol-Myers Squibb Co.          2,477,300                  170,005

Chiron Corp. (a)                  1,083,200                  22,883

Elan Corp. PLC sponsored ADR      1,053,800                  56,905
(a)

Genzyme Corp. (General            824,800                    33,456
Division)

Lilly (Eli) & Co.                 2,935,900                  209,733

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Medimmune, Inc. (a)               160,200                   $ 10,193

Merck & Co., Inc.                 2,697,600                  182,088

PE Corp.:

(Celera Genomics Group) (a)       136,850                    2,326

(Biosystems Group)                273,700                    30,569

Pfizer, Inc.                      616,600                    65,976

Quintiles Transnational Corp.     728,600                    29,599
(a)

Schering-Plough Corp.             1,319,800                  59,473

Sepracor, Inc. (a)                40,600                     2,588

Takeda Chemical Industries        230,000                    10,156
Ltd.

Warner-Lambert Co.                3,576,900                  221,768

XOMA Ltd. (a)                     52                         -

                                                             1,222,243

MEDICAL EQUIPMENT & SUPPLIES
- 2.7%

Boston Scientific Corp. (a)       1,264,900                  47,987

Guidant Corp.                     570,000                    28,500

Johnson & Johnson                 1,763,300                  163,326

U.S. Surgical Corp. rights        2                          -
6/30/00 (a)

                                                             239,813

MEDICAL FACILITIES MANAGEMENT
- 1.4%

Columbia/HCA Healthcare Corp.     1,011,600                  23,836

Health Management Associates,     1,656,775                  21,538
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             1,624,700                  21,730

Tenet Healthcare Corp. (a)        1,211,900                  29,692

United HealthCare Corp.           524,100                    30,529

                                                             127,325

TOTAL HEALTH                                                 1,589,381

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

ELECTRICAL EQUIPMENT - 0.9%

General Electric Co.              767,900                    78,086

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ASM Lithography Holding N V       610,700                    26,947
(a)

Case Corp.                        625,700                    29,408

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Deere & Co.                       80,700                    $ 3,072

Ingersoll-Rand Co.                40,400                     2,573

                                                             62,000

TOTAL INDUSTRIAL MACHINERY &                                 140,086
EQUIPMENT

MEDIA & LEISURE - 10.2%

BROADCASTING - 5.5%

Cablevision Systems Corp.         522,200                    41,189
Class A (a)

CBS Corp. (a)                     1,407,300                  58,755

Clear Channel Communications,     422,000                    27,878
Inc. (a)

Comcast Corp. Class A             2,407,200                  92,677
(special)

Cox Communications, Inc.          1,576,400                  61,578
Class A (a)

MediaOne Group, Inc.              1,653,500                  122,152

NTL, Inc. (a)                     345,000                    32,581

Time Warner, Inc.                 863,572                    58,777

                                                             495,587

ENTERTAINMENT - 0.7%

Disney (Walt) Co.                 1,840,300                  53,599

King World Productions, Inc.      309,100                    10,316
(a)

                                                             63,915

LEISURE DURABLES & TOYS - 0.2%

Harley-Davidson, Inc.             375,600                    19,179

PUBLISHING - 0.3%

Reader's Digest Association,      699,960                    25,636
Inc. Class A (non-vtg.)

RESTAURANTS - 3.5%

Brinker International, Inc.       1,172,700                  32,909
(a)

Darden Restaurants, Inc.          1,472,200                  31,376

McDonald's Corp.                  3,350,800                  129,006

Outback Steakhouse, Inc. (a)      1,288,000                  46,207

Papa John's International,        209,000                    8,256
Inc. (a)

Tricon Global Restaurants,        850,180                    49,523
Inc. (a)

Wendy's International, Inc.       657,300                    17,911

                                                             315,188

TOTAL MEDIA & LEISURE                                        919,505

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

NONDURABLES - 5.3%

FOODS - 0.6%

American Italian Pasta Co.        418,600                   $ 11,512
Class A (a)

Keebler Foods Co. (a)             404,300                    13,544

Nabisco Holdings Corp. Class A    596,200                    24,966

                                                             50,022

HOUSEHOLD PRODUCTS - 2.0%

Avon Products, Inc.               962,000                    47,559

Gillette Co.                      862,000                    43,962

Procter & Gamble Co.              932,200                    87,044

                                                             178,565

TOBACCO - 2.7%

Philip Morris Companies, Inc.     6,317,000                  243,590

TOTAL NONDURABLES                                            472,177

PRECIOUS METALS - 0.6%

Barrick Gold Corp.                960,500                    16,594

Homestake Mining Co.              1,508,200                  11,783

Newmont Mining Corp.              986,000                    17,563

Placer Dome, Inc.                 956,200                    10,645

                                                             56,585

RETAIL & WHOLESALE - 9.4%

APPAREL STORES - 1.0%

Abercrombie & Fitch Co. Class     422,200                    35,518
A (a)

TJX Companies, Inc.               1,259,900                  37,797

World Co. Ltd.                    237,700                    14,327

                                                             87,642

DRUG STORES - 1.0%

CVS Corp.                         1,347,954                  62,006

Walgreen Co.                      1,373,200                  31,927

                                                             93,933

GENERAL MERCHANDISE STORES -
4.6%

Consolidated Stores Corp. (a)     368,500                    12,667

Costco Companies, Inc. (a)        509,800                    36,961

Dayton Hudson Corp.               1,330,850                  83,844

Federated Department Stores,      1,240,900                  67,629
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Ito-Yokado Co. Ltd.               224,000                   $ 13,280

Nordstrom, Inc.                   2,208,000                  78,384

Ryohin Keikaku Co. Ltd.           83,100                     16,256

Saks, Inc. (a)                    863,821                    23,863

Wal-Mart Stores, Inc.             1,940,600                  82,718

                                                             415,602

GROCERY STORES - 0.5%

Safeway, Inc. (a)                 897,300                    41,724

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Circuit City Stores, Inc. -       531,400                    38,161
Circuit City Group

Home Depot, Inc.                  1,143,100                  65,014

Lowe's Companies, Inc.            1,119,300                  58,134

Office Depot, Inc. (a)            1,280,800                  26,737

Staples, Inc. (a)                 593,595                    17,066

                                                             205,112

TOTAL RETAIL & WHOLESALE                                     844,013

TECHNOLOGY - 26.4%

COMMUNICATIONS EQUIPMENT - 5.2%

ADC Telecommunications, Inc.      989,400                    48,357
(a)

Ascend Communications, Inc.       1,026,100                  95,107
(a)

Cisco Systems, Inc. (a)           1,834,425                  199,952

Copper Mountain Networks,         2,200                      141
Inc.

Lucent Technologies, Inc.         80,400                     4,573

Newbridge Networks Corp. (a)      809,000                    22,324

Nokia AB sponsored ADR            742,200                    52,696

Tellabs, Inc. (a)                 755,000                    44,168

                                                             467,318

COMPUTER SERVICES & SOFTWARE
- 10.7%

Adobe Systems, Inc.               159,600                    11,830

America Online, Inc.              285,400                    34,070

At Home Corp. Series A (a)        162,000                    20,534

Automatic Data Processing,        800,400                    32,966
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Autoweb.Com, Inc. (a)             270,500                   $ 4,227

Brocade Communications            1,700                      110
Systems, Inc.

Cadence Design Systems, Inc.      2,055,200                  26,461
(a)

Citrix Systems, Inc. (a)          865,800                    42,803

Compuware Corp. (a)               1,601,600                  49,750

DST Systems, Inc. (a)             225,400                    12,172

Electronic Arts, Inc. (a)         520,400                    25,467

Electronic Data Systems Corp.     1,202,200                  67,624

Electronics for Imaging, Inc.     759,100                    37,243
(a)

Excite, Inc. (a)                  341,100                    45,366

First Data Corp.                  1,009,300                  45,355

IMS Health, Inc.                  779,200                    19,188

International Business            425,600                    49,503
Machines Corp.

Intuit, Inc. (a)                  386,400                    31,443

Keane, Inc. (a)                   767,200                    22,249

Legato Systems, Inc. (a)          585,600                    32,062

Microsoft Corp. (a)               2,669,500                  215,395

Oracle Corp. (a)                  607,050                    15,062

Policy Management Systems         729,500                    26,536
Corp. (a)

SAP AG (Systeme Anwendungen       452,400                    15,212
Produkte) sponsored ADR

Siebel Systems, Inc.              535,800                    24,396

Synopsys, Inc. (a)                496,200                    22,019

Veritas Software Corp. (a)        341,600                    30,146

                                                             959,189

COMPUTERS & OFFICE EQUIPMENT
- 4.1%

Adaptec, Inc. (a)                 1,266,500                  39,103

CDW Computer Centers, Inc. (a)    808,600                    35,174

EMC Corp. (a)                     704,200                    70,156

Hewlett-Packard Co.               282,900                    26,681

Ingram Micro, Inc. Class A (a)    513,400                    14,889

Lexmark International Group,      180,100                    24,516
Inc. Class A (a)

Maxtor Corp. (a)                  1,244,700                  7,352

Network Appliance, Inc. (a)       572,400                    26,992

Pitney Bowes, Inc.                544,700                    34,725

Quantum Corp. (a)                 692,700                    13,724

Redback Networks, Inc.            1,200                      131

SCI Systems, Inc. (a)             86,300                     3,581

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Tech Data Corp. (a)               590,100                   $ 21,705

Xerox Corp.                       898,900                    50,507

                                                             369,236

ELECTRONIC INSTRUMENTS - 1.1%

Applied Materials, Inc. (a)       53,500                     2,939

JDS Fitel, Inc. (a)               337,200                    22,868

KLA-Tencor Corp. (a)              173,950                    7,915

Novellus Systems, Inc. (a)        474,300                    23,152

Teradyne, Inc. (a)                475,700                    25,123

Waters Corp. (a)                  171,700                    16,934

                                                             98,931

ELECTRONICS - 5.3%

Altera Corp. (a)                  568,900                    19,805

Broadcom Corp. Class A (a)        75,300                     7,210

Intel Corp.                       1,570,000                  84,878

Linear Technology Corp.           528,000                    27,984

Maker Communications, Inc.        1,300                      30

Micron Technology, Inc. (a)       2,083,200                  79,031

Motorola, Inc.                    1,504,700                  124,608

Taiwan Semiconductor              1,053,800                  27,596
Manufacturing Co. Ltd. ADR
(a)

Texas Instruments, Inc.           730,700                    79,920

Vitesse Semiconductor Corp.       213,400                    11,724
(a)

Xilinx, Inc. (a)                  371,900                    16,526

                                                             479,312

TOTAL TECHNOLOGY                                             2,373,986

TRANSPORTATION - 0.7%

RAILROADS - 0.7%

Burlington Northern Santa Fe      326,000                    10,106
Corp.

Canadian National Railway Co.     60,600                     3,879

Union Pacific Corp.               586,700                    33,479

Wisconsin Central                 696,000                    13,746
Transportation Corp. (a)

                                                             61,210

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - 6.4%

ELECTRIC UTILITY - 0.2%

AES Corp. (a)                     421,200                   $ 20,955

TELEPHONE SERVICES - 6.2%

AT&T Corp.                        3,685,311                  204,535

Global TeleSystems Group,         232,900                    17,700
Inc. (a)

Intermedia Communications,        295,400                    7,477
Inc. (a)

MCI WorldCom, Inc. (a)            1,815,080                  156,778

McLeodUSA, Inc. Class A (a)       713,100                    38,151

Metromedia Fiber Network,         873,800                    35,280
Inc. Class A (a)

NEXTLINK Communications, Inc.     478,500                    36,605
Class A (a)

Sprint Corp. (FON Group)          225,400                    25,414

Time Warner Telecom, Inc.         162,500                    4,164

WinStar Communications, Inc.      562,000                    27,784
(a)

                                                             553,888

TOTAL UTILITIES                                              574,843

TOTAL COMMON STOCKS                                          8,660,062
(Cost $6,619,067)

CASH EQUIVALENTS - 3.6%



Taxable Central Cash Fund (b)     323,174,981                323,175
(Cost $323,175)

TOTAL INVESTMENT IN                                          $ 8,983,237
SECURITIES - 100%
(Cost $6,942,242)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $6,979,977,000. Net unrealized appreciation aggregated $2,003,260,000, of which $2,294,190,000 related to appreciated investment securities and $290,930,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                        AMOUNTS IN THOUSANDS (EXCEPT
                           PER-SHARE AMOUNTS) MAY 31,
                                     1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 8,983,237
value (cost $6,942,242) -
See accompanying schedule

Foreign currency held at                   4,131
value (cost $4,131)

Receivable for investments                 77,182
sold

Receivable for fund shares                 35,966
sold

Dividends receivable                       5,724

Interest receivable                        1,477

Other receivables                          1,346

 TOTAL ASSETS                              9,109,063

LIABILITIES

Payable for investments        $ 131,979
purchased

Payable for fund shares         13,409
redeemed

Accrued management fee          4,364

Distribution fees payable       3,576

Other payables and accrued      1,937
expenses

 TOTAL LIABILITIES                         155,265

NET ASSETS                                $ 8,953,798

Net Assets consist of:

Paid in capital                           $ 6,145,859

Accumulated net investment                 (14,831)
loss

Accumulated undistributed net              781,807
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                2,040,963
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 8,953,798

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

              AMOUNTS IN THOUSANDS (EXCEPT
                 PER-SHARE AMOUNTS) MAY 31,
                          1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $59.78
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($231,596
(divided by) 3,874 shares)

Maximum offering price per         $63.43
share (100/94.25 of $59.78)

CLASS T: NET ASSET VALUE and       $60.44
redemption price per share
($6,507,748 (divided by)
107,676 shares)

Maximum offering price per         $62.63
share (100/96.50 of $60.44)

CLASS B: NET ASSET VALUE and       $59.08
offering price per share
($772,624 (divided by)
13,078 shares) A

CLASS C: NET ASSET VALUE and       $59.84
offering price per share
($217,314 (divided by)
3,631.6 shares) A

INSTITUTIONAL CLASS: NET           $61.62
ASSET VALUE, offering price
and redemption price   per
share ($1,224,516 (divided
by) 19,873.5 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

STATEMENT OF OPERATIONS

                         AMOUNTS IN THOUSANDS  SIX
                         MONTHS ENDED MAY 31, 1999
                                        (UNAUDITED)

INVESTMENT INCOME                          $ 25,618
Dividends

Interest                                    11,044

 TOTAL INCOME                               36,662

EXPENSES

Management fee                   $ 23,590

Transfer agent fees               7,289

Distribution fees                 18,628

Accounting fees and expenses      466

Non-interested trustees'          24
compensation

Custodian fees and expenses       81

Registration fees                 709

Audit                             24

Interest                          4

Miscellaneous                     6

 Total expenses before            50,821
reductions

 Expense reductions               (421)     50,400

NET INVESTMENT INCOME (LOSS)                (13,738)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            833,549

 Foreign currency transactions    380       833,929

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            263,180

 Assets and liabilities in        (51)      263,129
foreign currencies

NET GAIN (LOSS)                             1,097,058

NET INCREASE (DECREASE) IN                 $ 1,083,320
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (13,738)                     $ (19,703)
income (loss)

 Net realized gain (loss)       833,929                        920,930

 Change in net unrealized       263,129                        544,677
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,083,320                      1,445,904
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   -                              (1,050)
From net investment income

 In excess of net investment    (1,093)                        -
income

 From net realized gain         (800,499)                      (622,707)

 TOTAL DISTRIBUTIONS            (801,592)                      (623,757)

Share transactions - net        1,934,335                      576,380
increase (decrease)

  TOTAL INCREASE (DECREASE)     2,216,063                      1,398,527
IN NET ASSETS

NET ASSETS

 Beginning of period            6,737,735                      5,339,208

 End of period (including      $ 8,953,798                    $ 6,737,735
accumulated net investment
loss of $14,831 and $0
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 58.14                        $ 51.69                   $ 44.80   $ 39.47
period

Income from Investment
Operations

Net investment income (loss) E    (.05)                          (.13)                     (.06)     .04

Net realized and unrealized       8.71                           12.76                     8.54      5.29
gain (loss)

Total from investment             8.66                           12.63                     8.48      5.33
operations

Less Distributions

From net investment income        -                              (.03) I                   (.36)     -

From net realized gain            (7.02)                         (6.15) I                  (1.23)    -

Total distributions               (7.02)                         (6.18)                    (1.59)    -

Net asset value, end of period   $ 59.78                        $ 58.14                   $ 51.69   $ 44.80

TOTAL RETURN B, C                 16.24%                         28.21%                    19.73%    13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 232                          $ 92                      $ 29      $ 4
millions)

Ratio of expenses to average      1.12% A                        1.12%                     1.32% G   1.52% A, D, G
net assets

Ratio of expenses to average      1.11% A, H                     1.10% H                   1.30% H   1.50% A, H
net assets after expense
reductions

Ratio of net investment           (.19)% A                       (.26)%                    (.12)%    .38% A
income (loss) to average net
assets

Portfolio turnover                97% A                          122%                      108%      76%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

                           SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                           (UNAUDITED)                    1998                      1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 58.59                  $ 51.97                   $ 44.81   $ 39.83   $ 28.52   $ 29.50
period

Income from Investment
Operations

Net investment  income (loss)     (.11) D                  (.21) D                   (.04) D   .22 D     .06       .08

Net realized and unrealized       8.82                     12.87                     8.60      6.90      11.54     .39
gain (loss)

Total from investment             8.71                     12.66                     8.56      7.12      11.60     .47
operations

Less Distributions

From net investment income        -                        -                         (.17)     (.03)     (.08)     -

From net  realized gain           (6.86)                  (6.04)                    (1.23)    (2.11)    (.16)     (1.45)

In excess of net realized gain    -                        -                         -         -         (.05)     -

 Total distributions              (6.86)                   (6.04)                    (1.40)    (2.14)    (.29)     (1.45)

Net asset value, end of period   $ 60.44                  $ 58.59                   $ 51.97   $ 44.81   $ 39.83   $ 28.52

TOTAL RETURN B, C                 16.16%                  28.00%                    19.81%    19.00%    41.11%    1.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 6,508                  $ 5,187                   $ 4,206   $ 3,537   $ 2,051   $ 874
millions)

Ratio of expenses to average      1.31% A                  1.29%                     1.31% E   1.36%     1.55%     1.71%
net assets

Ratio of expenses to average      1.30% A, F              1.27% F                   1.29% F   1.34% F   1.54% F   1.70% F
net assets after expense
reductions

Ratio of net invest- ment         (.38)% A                 (.41)%                    (.08)%    .54%      .21%      .15%
income  (loss) to average
net assets

Portfolio turnover                97% A                    122%                      108%      76%       97%       137%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 57.50                        $ 51.41                   $ 41.81
period

Income from Investment
Operations

Net investment income (loss) D    (.27)                          (.52)                     (.32)

Net realized and unrealized       8.64                           12.68                     9.95
gain (loss)

Total from investment             8.37                           12.16                     9.63
operations

Less Distributions

From net realized gain            (6.79)                         (6.07)                    (.03)

Net asset value, end of period   $ 59.08                        $ 57.50                   $ 51.41

TOTAL RETURN B, C                 15.83%                         27.27%                    23.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 773                          $ 307                     $ 71
millions)

Ratio of expenses to average      1.89% A                        1.88%                     1.93% A, F
net assets

Ratio of expenses to average      1.88% A, G                     1.85% G                   1.90% A, G
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (1.01)%                   (.73)% A
income (loss) to  average
net assets

Portfolio turnover                97% A                          122%                      108%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 58.24                        $ 51.95                   $ 51.84
period

Income from Investment
Operations

Net investment income (loss) D    (.27)                          (.54)                     (.02)

Net realized and unrealized       8.76                           12.87                     .13
gain (loss)

Total from investment             8.49                           12.33                     .11
operations

Less Distributions

From net realized gain            (6.89)                         (6.04)                    -

Net asset value, end of period   $ 59.84                        $ 58.24                   $ 51.95

TOTAL RETURN  B, C                15.85%                         27.30%                    0.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 217                          $ 64                      $ 1
millions)

Ratio of expenses to average      1.87% A                        1.89%                     1.95% A, F
net assets

Ratio of expenses to average      1.86% A, G                     1.86% G                   1.89% A, G
net assets after expense
reductions

Ratio of net investment           (.93)% A                       (1.03)%                   (.82)% A
income (loss) to  average
net assets

Portfolio turnover                97% A                          122%                      108%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                              SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                              (UNAUDITED)                    1998                      1997     1996     1995     1994



SELECTED PER-SHARE DATA

Net asset value, beginning of $ 59.71                        $ 52.86                   $ 45.52  $ 40.39  $ 28.90  $ 29.74
period

Income from Invest- ment
Operations

Net investment  income         .04 D                          .06 D                     .22 D    .45 D    .28      .30

Net realized  and unrealized   9.00                           13.08                     8.72     7.00     11.69    .42
gain (loss)

Total from investment          9.04                           13.14                     8.94     7.45     11.97    .72
operations

Less Distributions

From net investment income     -                              (.05) F                   (.37)    (.21)    (.27)    (.11)

In excess of net investment    (.06)                          -                         -        -        -        -
income

From net  realized gain        (7.07)                         (6.24) F                  (1.23)   (2.11)   (.16)    (1.45)

In excess of net realized gain  -                              -                         -        -        (.05)    -

Total distributions            (7.13)                         (6.29)                    (1.60)   (2.32)   (.48)    (1.56)

Net asset value, end of period $ 61.62                        $ 59.71                   $ 52.86  $ 45.52  $ 40.39  $ 28.90

TOTAL RETURN B, C              16.50%                         28.67%                    20.46%   19.68%   42.15%   2.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,224                        $ 1,088                   $ 1,032  $ 1,324  $ 791    $ 410
millions)

Ratio of expenses to average   .79% A                         .76%                      .77%     .79%     .83%     .86%
net assets

Ratio of expenses to average   .78% A, E                      .74% E                    .75% E   .77% E   .83%     .84% E
net assets after expense
reductions

Ratio of net invest- ment      .14% A                         .12%                      .46%     1.11%    .92%     1.00%
income to average net assets

Portfolio turnover             97% A                          122%                      108%     76%      97%      137%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDER - CONTINUED

may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,980,714,000 and $3,651,728,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 200,000     $ 0

CLASS T    15,141,000    131,000

CLASS B    2,627,000     1,971,000

CLASS C    660,000       552,000

          $ 18,628,000  $ 2,654,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,278,000  $ 632,000

CLASS T    2,539,000    950,000

CLASS B    550,000      550,000*

CLASS C    44,000        44,000*

          $ 4,411,000  $ 2,176,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 185,000    .23 *

CLASS T                 5,359,000   .18 *

CLASS B                 619,000     .24 *

CLASS C                 141,000     .22 *

INSTITUTIONAL CLASS     985,000     .17 *

                       $ 7,289,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $521,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $382,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $38,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 1,000

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $6,805,000. The weighted average interest rate was 5.0%.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS
                             SIX MONTHS ENDED MAY 31,  YEAR ENDED
                                                       NOVEMBER 30,

                             1999                      1998

FROM NET INVESTMENT INCOME

Class A                      $ -                       $ 15

Class T                       -                         -

Class B                       -                         -

Class C                       -                         -

Institutional Class           -                         1,035

Total                        $ -                       $ 1,050

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ -                       $ -

Class T                       -                         -

Class B                       -                         -

Class C                       -                         -

Institutional Class           1,093                     -

Total                        $ 1,093                   $ -

FROM NET REALIZED GAIN

Class A                      $ 11,749                  $ 3,543

Class T                       611,628                   488,378

Class B                       38,740                    9,146

Class C                       8,557                     223

Institutional Class           129,825                   121,417

Total                        $ 800,499                 $ 622,707

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

AMOUNTS IN THOUSANDS            SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              2,345                     1,200                   $ 139,387

Reinvestment of distributions    208                       77                       11,343

Shares redeemed                  (254)                     (254)                    (15,139)

Net increase (decrease)          2,299                     1,023                   $ 135,591

CLASS T Shares sold              24,129                    26,408                  $ 1,447,760

Reinvestment of distributions    10,473                    10,178                   576,270

Shares redeemed                  (15,464)                  (28,971)                 (921,458)

Net increase (decrease)          19,138                    7,615                   $ 1,102,572

CLASS B Shares sold              7,710                     4,256                   $ 454,845

Reinvestment of distributions    665                       193                      35,862

Shares redeemed                  (630)                     (507)                    (36,958)

Net increase (decrease)          7,745                     3,942                   $ 453,749

CLASS C Shares sold              2,919                     1,458                   $ 173,944

Reinvestment of distributions    141                       4                        7,730

Shares redeemed                  (531)                     (377)                    (31,183)

Net increase (decrease)          2,529                     1,085                   $ 150,491

INSTITUTIONAL CLASS Shares       3,554                     6,340                   $ 216,245
sold

Reinvestment of distributions    1,855                     1,960                    103,777

Shares redeemed                  (3,754)                   (9,614)                  (228,090)

Net increase (decrease)          1,655                     (1,314)                 $ 91,932



AMOUNTS IN THOUSANDS

                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 61,899

Reinvestment of distributions    3,416

Shares redeemed                  (13,114)

Net increase (decrease)         $ 52,201

CLASS T Shares sold             $ 1,365,162

Reinvestment of distributions    457,907

Shares redeemed                  (1,483,407)

Net increase (decrease)         $ 339,662

CLASS B Shares sold             $ 218,844

Reinvestment of distributions    8,586

Shares redeemed                  (25,743)

Net increase (decrease)         $ 201,687

CLASS C Shares sold             $ 75,711

Reinvestment of distributions    187

Shares redeemed                  (19,681)

Net increase (decrease)         $ 56,217

INSTITUTIONAL CLASS Shares      $ 327,822
sold

Reinvestment of distributions    89,402

Shares redeemed                  (490,611)

Net increase (decrease)         $ (73,387)


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Equity Growth Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
 Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Jennifer Uhrig, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

EPT-SANN-0799  79619
1.704747.101

(Fidelity Logo Graphic)(registered trademark)



FIDELITY ADVISOR
EQUITY GROWTH
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(REGISTERED TRADEMARK)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market value.

FINANCIAL STATEMENTS  20  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 29  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY GROWTH FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -    16.50%         33.54%       207.81%       668.60%
INST CL

Russell 3000 (registered        12.85%         24.16%       214.97%       430.60%
trademark) Growth

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Growth Funds Average            13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell 3000 Growth Index - a market capitalization-weighted index of U.S. domiciled growth-oriented stocks, and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,152 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY GROWTH -  33.54%       25.22%        22.62%
INST CL

Russell 3000 Growth           24.16%       25.79%        18.16%

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Growth -CL I      Russell 3000 Growth
             00086                       RS007
  1989/05/31      10000.00                    10000.00
  1989/06/30       9628.93                     9912.32
  1989/07/31      10289.31                    10872.91
  1989/08/31      10691.82                    11062.33
  1989/09/30      10987.42                    11118.41
  1989/10/31      10849.06                    10891.46
  1989/11/30      10893.08                    11162.45
  1989/12/31      11213.82                    11365.13
  1990/01/31      10184.57                    10433.50
  1990/02/28      10594.83                    10529.33
  1990/03/31      11213.82                    10953.04
  1990/04/30      10990.69                    10797.26
  1990/05/31      12552.57                    11908.33
  1990/06/30      12660.53                    12032.91
  1990/07/31      12300.65                    11897.72
  1990/08/31      10731.58                    10724.47
  1990/09/30       9846.28                    10122.95
  1990/10/31       9968.64                    10131.93
  1990/11/30      11192.23                    10826.62
  1990/12/31      11991.16                    11216.08
  1991/01/31      13732.97                    11814.53
  1991/02/28      14970.95                    12774.71
  1991/03/31      16439.26                    13299.76
  1991/04/30      16381.68                    13232.06
  1991/05/31      17238.19                    13824.81
  1991/06/30      15805.87                    13152.74
  1991/07/31      17087.04                    13852.33
  1991/08/31      18008.33                    14322.74
  1991/09/30      18051.51                    14099.26
  1991/10/31      18101.90                    14340.48
  1991/11/30      17475.71                    13952.45
  1991/12/31      19750.35                    15888.10
  1992/01/31      20303.38                    15594.68
  1992/02/29      20407.75                    15627.31
  1992/03/31      19444.36                    15171.18
  1992/04/30      19042.95                    15220.72
  1992/05/31      18954.64                    15324.31
  1992/06/30      18328.44                    14905.29
  1992/07/31      18970.70                    15560.43
  1992/08/31      18513.09                    15344.29
  1992/09/30      18858.30                    15537.79
  1992/10/31      19853.80                    15796.34
  1992/11/30      21170.43                    16533.86
  1992/12/31      21752.58                    16717.78
  1993/01/31      22360.72                    16553.43
  1993/02/28      21794.11                    16246.76
  1993/03/31      22483.90                    16566.89
  1993/04/30      22122.58                    15913.59
  1993/05/31      23420.04                    16498.58
  1993/06/30      23518.59                    16360.95
  1993/07/31      23124.42                    16105.46
  1993/08/31      23986.66                    16774.87
  1993/09/30      24709.30                    16706.97
  1993/10/31      25021.34                    17173.30
  1993/11/30      24421.88                    17008.14
  1993/12/31      25169.70                    17335.20
  1994/01/31      26077.89                    17741.17
  1994/02/28      25870.09                    17440.00
  1994/03/31      24822.48                    16576.27
  1994/04/30      25108.19                    16650.29
  1994/05/31      24969.66                    16845.83
  1994/06/30      23887.41                    16328.94
  1994/07/31      24415.55                    16855.41
  1994/08/31      25532.43                    17823.75
  1994/09/30      25021.61                    17611.48
  1994/10/31      25852.78                    18004.20
  1994/11/30      25021.61                    17413.49
  1994/12/31      25158.88                    17717.11
  1995/01/31      24947.54                    18020.72
  1995/02/28      25925.01                    18783.52
  1995/03/31      26920.09                    19333.03
  1995/04/30      28091.30                    19742.88
  1995/05/31      29086.38                    20390.27
  1995/06/30      31314.31                    21236.26
  1995/07/31      33665.53                    22196.85
  1995/08/31      34026.58                    22247.21
  1995/09/30      35004.05                    23212.69
  1995/10/31      34845.54                    23108.70
  1995/11/30      35567.63                    24018.92
  1995/12/31      35251.71                    24195.91
  1996/01/31      36096.35                    24903.25
  1996/02/29      36919.27                    25425.04
  1996/03/31      37190.46                    25504.15
  1996/04/30      38321.98                    26305.69
  1996/05/31      39369.33                    27270.56
  1996/06/30      38883.06                    27112.13
  1996/07/31      36535.86                    25345.31
  1996/08/31      37405.54                    26119.12
  1996/09/30      39939.77                    27964.03
  1996/10/31      40154.85                    27994.21
  1996/11/30      42567.51                    29967.58
  1996/12/31      41206.88                    29490.65
  1997/01/31      43699.65                    31429.36
  1997/02/28      42719.92                    31058.87
  1997/03/31      40362.76                    29332.61
  1997/04/30      42438.62                    31080.75
  1997/05/31      45465.10                    33520.67
  1997/06/30      47346.95                    34844.36
  1997/07/31      50965.14                    37802.08
  1997/08/31      48976.59                    35900.64
  1997/09/30      51799.36                    37779.86
  1997/10/31      49801.11                    36291.46
  1997/11/30      51275.55                    37584.58
  1997/12/31      51348.63                    37966.36
  1998/01/31      52020.97                    38943.18
  1998/02/28      55998.79                    41919.10
  1998/03/31      57954.55                    43598.26
  1998/04/30      59070.54                    44170.04
  1998/05/31      57556.76                    42734.60
  1998/06/30      61192.04                    45156.33
  1998/07/31      62440.64                    44549.53
  1998/08/31      52253.01                    37568.53
  1998/09/30      57623.06                    40524.39
  1998/10/31      61667.17                    43691.71
  1998/11/30      65976.47                    47020.01
  1998/12/31      71617.83                    51260.74
  1999/01/31      77433.66                    54218.44
  1999/02/28      73629.33                    51558.93
  1999/03/31      77670.65                    54212.33
  1999/04/30      77932.59                    54607.56
  1999/05/28      76859.89                    53060.13
IMATRL PRASUN   SHR__CHT 19990531 19990621 165649 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Growth Fund - Institutional Class on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $76,860 - a 668.60% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $53,060 - a 430.60% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Growth Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Growth Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Jennifer Uhrig)

An interview with Jennifer Uhrig, Portfolio Manager of Fidelity
Advisor Equity Growth Fund

Q. HOW DID THE FUND PERFORM, JENNIFER?

A. For the six months that ended May 31, 1999, the fund's Institutional Class shares returned 16.50%. That outpaced the 13.69% return for the growth funds average tracked by Lipper Inc. During the same period, the Russell 3000 Growth Index and Standard & Poor's 500 Index returned 12.85% and 12.61% respectively. For the 12 months that ended May 31, 1999, the fund's Institutional Class shares returned 33.54%, while the Lipper peer group returned 16.23%. The Russell index returned 24.16% and the S&P 500 returned 21.03% during the same period.

Q. EARLIER IN THE PERIOD, THE FUND CHANGED ITS BENCHMARK TO THE
RUSSELL 3000 GROWTH INDEX. WHY?

A. Given the fund's focus on stocks with "growth" characteristics, the Russell 3000 Growth Index conforms more closely with the fund's investment strategy than the S&P 500 index, which is not style-specific and thus measures the performance of both growth and value stocks. We believe that the new index more accurately reflects how the fund is performing relative to its universe of stocks. By making the change, we present shareholders with a better yardstick against which they can evaluate the fund's performance.

Q. OVERALL, WHAT FACTORS CONTRIBUTED TO THE FUND'S SOUND PERFORMANCE RELATIVE TO ITS BENCHMARK?

A. Much of the fund's success can be attributed to strong stock picking within the media/leisure and technology sectors. Cable stocks and certain large-cap tech stocks, such as Microsoft, were strong contributors. Also fueling performance was the fund's overweighting in oil-sensitive energy stocks, especially relative to the growth universe, during the recovery in oil prices. An underweighting in nondurables also helped as many of these companies confronted disappointing earnings overseas.

Q. WHAT WERE YOUR PRINCIPAL STRATEGIES DURING THE SIX-MONTH PERIOD? HOW DID YOU POSITION THE FUND IN LIGHT OF THE DRAMATIC RISE IN
CYCLICAL STOCKS IN RECENT MONTHS?

A. Most notably, I decreased the fund's weighting in technology, specifically among the larger-caps, as I became increasingly concerned about their high valuation levels. In health care, I added to the fund's positions in the fastest-growing drug stocks, such as Eli Lilly and Warner-Lambert as they sold off. I also increased the fund's weighting in financial stocks, which had underperformed in 1998. Since this is a growth fund, I'm not going to have huge cyclical exposure. I did, however, add some cyclical, or economically sensitive, stocks along the way. Lastly, I managed to expose the portfolio to the Internet by buying more AT&T, and its newly acquired broadband capabilities, without having to pay the stratospheric prices characteristic of many stocks in this industry.

Q. WHICH STOCKS PERFORMED WELL FOR THE FUND?

A. Microsoft was up strongly over the past six months, driven by a robust product cycle including the much-anticipated releases of both Office 2000 and Windows 2000. Also helping performance was MCI WorldCom, an industry leader in data, Internet and international communications services, which enjoyed strong revenue growth and the cost benefits associated with acquisitions. Cisco Systems' shares also soared as the firm continued to reap the benefits of its dominant market share in providing data network equipment to meet the growing demands of the Internet and various telecommunications networks.

Q. WHICH STOCKS DETRACTED FROM PERFORMANCE?

A. Philip Morris, in spite of its attractive valuation and impressive fundamentals, suffered from the potential for further litigation. Drug stocks in general - including Merck, Warner-Lambert and Eli Lilly - underwent severe corrections as the market rotated away from these expensive stocks in favor of attractively valued cyclical stocks late in the period.

Q. WHAT'S YOUR OUTLOOK?

A. I'll continue to pursue growth prospects that tend to thrive irrespective of the economy's ebbs and flows. I may, however, consider limited exposure to cyclicals if it appears the worldwide economy is accelerating. Under these circumstances, certain traditional cyclicals may show better growth than the average growth stock. However, I feel that a lot of the valuation discrepancy between growth and value has already been corrected, and I remain confident in the availability of attractive opportunities in the growth universe. The biggest risk to growth stocks today is higher interest rates, which pose a threat to high price-to-earnings ratios. If the economy can stay healthy without generating appreciable inflation and, hence, higher rates, growth stocks should continue to perform well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to achieve capital
appreciation by investing
primarily in common stock of
companies with
above-average growth
characteristics

START DATE: November 22,
1983

SIZE: as of May 31, 1999,
more than $8.9 billion

MANAGER: Jennifer Uhrig,
since 1997; joined Fidelity
in 1987
(checkmark)

JENNIFER UHRIG ON THE STATE
OF PHARMACEUTICALS:

"Pharmaceutical stocks, which were
among the fund's best performers in
1998, suffered a meaningful
correction in the first half of 1999,
with some stocks declining as
much as 20-30% in the midst of a
rising market. This
underperformance was largely
related to a rotation from
predictable growth stocks to
cyclicals, or companies more
sensitive to faster economic
growth. This phenomenon was
brought about by continued
economic strength in the U.S.,
combined with the recovery in Asia
and a stronger-than-expected
economy in Brazil. In addition, drug
companies have struggled with a
lack of high-profile new drug
launches after an unusually good
year in 1998. Finally, the prospect
of government-sponsored drug
benefits for seniors, and the
ensuing price pressures that
could result, cast a cloud over the
group. Recently, valuations for
pharmaceuticals in general have
become quite reasonable as they
have reached the lower-end of their
historical ranges. At the same time,
business has remained healthy. The
benefits of patent protection and
high barriers to entry have helped
pharmaceuticals maintain strong
levels of profitability. Drug stocks
also have benefited from favorable
demographics, namely an aging
population, which favors drug
consumption. While further political
posturing may continue to impede
the performance of the group, these
stocks should perform better if the
economy cools and predictable
growth once again returns to
favor."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Philip Morris Companies, Inc.   2.7                      3.9

Warner-Lambert Co.              2.5                      2.2

Microsoft Corp.                 2.4                      4.5

Lilly (Eli) & Co.               2.3                      2.4

AT&T Corp.                      2.3                      1.2

Cisco Systems, Inc.             2.2                      1.3

Merck & Co., Inc.               2.0                      3.6

Fannie Mae                      1.9                      1.5

Bristol-Myers Squibb Co.        1.9                      0.7

Johnson & Johnson               1.8                      1.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      26.4                     30.9

HEALTH                          17.7                     16.8

MEDIA & LEISURE                 10.2                     7.7

FINANCE                         9.7                      7.5

RETAIL & WHOLESALE              9.4                      8.6


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 96.4%

                               Short-Term Investments 3.6%

* FOREIGN INVESTMENTS                                       5.8%


Row: 1, Col: 1, Value: 96.40000000000001
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 3.6

AS OF NOVEMBER 30, 1998 **

                            Stocks 92.5%

                            Short-Term Investments 7.5%

** FOREIGN INVESTMENTS                                   4.2%


Row: 1, Col: 1, Value: 92.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.5

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 96.4%

                                 SHARES                     VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - 2.7%

CHEMICALS & PLASTICS - 1.5%

Cytec Industries, Inc. (a)        814,500                   $ 22,348

Eastman Chemical Co.              539,600                    27,317

Great Lakes Chemical Corp.        845,400                    38,202

NOVA Chemicals Corp.              1,190,700                  25,461

Solutia, Inc.                     638,600                    14,329

Union Carbide Corp.               87,400                     4,485

                                                             132,142

METALS & MINING - 0.8%

Alcoa, Inc.                       642,900                    35,360

Commscope, Inc. (a)               658,100                    17,275

Falconbridge Ltd.                 387,600                    4,499

Inco Ltd.                         1,471,500                  20,977

                                                             78,111

PACKAGING & CONTAINERS - 0.4%

Bemis Co., Inc.                   131,000                    4,945

Owens-Illinois, Inc. (a)          928,200                    28,310

                                                             33,255

TOTAL BASIC INDUSTRIES                                       243,508

CONSTRUCTION & REAL ESTATE -
0.2%

BUILDING MATERIALS - 0.1%

Owens-Corning                     186,300                    7,336

ENGINEERING - 0.1%

Stolt Comex Seaway SA             656,100                    7,299

Stolt Comex Seaway SA             131,400                    1,413
sponsored ADR Class A

                                                             8,712

TOTAL CONSTRUCTION & REAL                                    16,048
ESTATE

DURABLES - 0.5%

AUTOS, TIRES, & ACCESSORIES -
0.1%

Eaton Corp.                       99,300                     8,658

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 0.4%

Matsushita Electric               426,000                   $ 7,671
Industrial Co. Ltd.

Sony Corp.                        291,900                    27,274

                                                             34,945

TOTAL DURABLES                                               43,603

ENERGY - 5.0%

ENERGY SERVICES - 1.9%

Baker Hughes, Inc.                926,230                    28,829

BJ Services Co. (a)               490,600                    13,522

Coflexip SA sponsored ADR         601,800                    24,674

Halliburton Co.                   1,096,400                  45,364

Schlumberger Ltd.                 644,600                    38,797

Smith International, Inc.         523,600                    22,646

                                                             173,832

OIL & GAS - 3.1%

Apache Corp.                      548,300                    19,739

Exxon Corp.                       1,165,800                  93,118

Newfield Exploration Co. (a)      1,050,900                  26,667

Noble Affiliates, Inc.            1,015,700                  26,916

Tosco Corp.                       1,648,200                  42,132

USX-Marathon Group                1,155,800                  34,602

Vastar Resources, Inc.            171,600                    9,438

Weatherford International,        810,400                    26,743
Inc. (a)

                                                             279,355

TOTAL ENERGY                                                 453,187

FINANCE - 9.7%

BANKS - 1.0%

Bank of Ireland, Inc. (Great      1,216,519                  22,662
Britain)

Chase Manhattan Corp.             566,600                    41,079

U.S. Bancorp                      734,700                    23,878

                                                             87,619

CREDIT & OTHER FINANCE - 2.3%

American Express Co.              669,604                    81,148

Associates First Capital          827,200                    33,915
Corp. Class A

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Citigroup, Inc.                   607,200                   $ 40,227

Household International, Inc.     891,890                    38,686

Providian Financial Corp.         139,700                    13,402

                                                             207,378

FEDERAL SPONSORED CREDIT - 2.7%

Fannie Mae                        2,509,000                  170,612

Freddie Mac                       1,176,600                  68,610

                                                             239,222

INSURANCE - 2.9%

Allmerica Financial Corp.         426,900                    25,000

Ambac Financial Group, Inc.       368,000                    21,459

American International Group,     750,700                    85,814
Inc.

CIGNA Corp.                       756,400                    70,534

Mutual Risk Management Ltd.       82,700                     3,019

Progressive Corp.                 247,000                    34,673

UNUM Corp.                        427,200                    22,989

                                                             263,488

SAVINGS & LOANS - 0.2%

Washington Mutual, Inc.           560,100                    21,389

SECURITIES INDUSTRY - 0.6%

Daiwa Securities Co. Ltd.         2,288,000                  12,003

Nikko Securities Co. Ltd.         1,826,000                  7,928

Nomura Securities Co. Ltd.        3,318,000                  32,903

                                                             52,834

TOTAL FINANCE                                                871,930

HEALTH - 17.7%

DRUGS & PHARMACEUTICALS - 13.6%

American Home Products Corp.      660,800                    38,079

Amgen, Inc. (a)                   648,600                    41,024

Biogen, Inc. (a)                  324,600                    35,422

Bristol-Myers Squibb Co.          2,477,300                  170,005

Chiron Corp. (a)                  1,083,200                  22,883

Elan Corp. PLC sponsored ADR      1,053,800                  56,905
(a)

Genzyme Corp. (General            824,800                    33,456
Division)

Lilly (Eli) & Co.                 2,935,900                  209,733

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Medimmune, Inc. (a)               160,200                   $ 10,193

Merck & Co., Inc.                 2,697,600                  182,088

PE Corp.:

(Celera Genomics Group) (a)       136,850                    2,326

(Biosystems Group)                273,700                    30,569

Pfizer, Inc.                      616,600                    65,976

Quintiles Transnational Corp.     728,600                    29,599
(a)

Schering-Plough Corp.             1,319,800                  59,473

Sepracor, Inc. (a)                40,600                     2,588

Takeda Chemical Industries        230,000                    10,156
Ltd.

Warner-Lambert Co.                3,576,900                  221,768

XOMA Ltd. (a)                     52                         -

                                                             1,222,243

MEDICAL EQUIPMENT & SUPPLIES
- 2.7%

Boston Scientific Corp. (a)       1,264,900                  47,987

Guidant Corp.                     570,000                    28,500

Johnson & Johnson                 1,763,300                  163,326

U.S. Surgical Corp. rights        2                          -
6/30/00 (a)

                                                             239,813

MEDICAL FACILITIES MANAGEMENT
- 1.4%

Columbia/HCA Healthcare Corp.     1,011,600                  23,836

Health Management Associates,     1,656,775                  21,538
Inc. Class A (a)

HEALTHSOUTH Corp. (a)             1,624,700                  21,730

Tenet Healthcare Corp. (a)        1,211,900                  29,692

United HealthCare Corp.           524,100                    30,529

                                                             127,325

TOTAL HEALTH                                                 1,589,381

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.6%

ELECTRICAL EQUIPMENT - 0.9%

General Electric Co.              767,900                    78,086

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.7%

ASM Lithography Holding N V       610,700                    26,947
(a)

Case Corp.                        625,700                    29,408

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Deere & Co.                       80,700                    $ 3,072

Ingersoll-Rand Co.                40,400                     2,573

                                                             62,000

TOTAL INDUSTRIAL MACHINERY &                                 140,086
EQUIPMENT

MEDIA & LEISURE - 10.2%

BROADCASTING - 5.5%

Cablevision Systems Corp.         522,200                    41,189
Class A (a)

CBS Corp. (a)                     1,407,300                  58,755

Clear Channel Communications,     422,000                    27,878
Inc. (a)

Comcast Corp. Class A             2,407,200                  92,677
(special)

Cox Communications, Inc.          1,576,400                  61,578
Class A (a)

MediaOne Group, Inc.              1,653,500                  122,152

NTL, Inc. (a)                     345,000                    32,581

Time Warner, Inc.                 863,572                    58,777

                                                             495,587

ENTERTAINMENT - 0.7%

Disney (Walt) Co.                 1,840,300                  53,599

King World Productions, Inc.      309,100                    10,316
(a)

                                                             63,915

LEISURE DURABLES & TOYS - 0.2%

Harley-Davidson, Inc.             375,600                    19,179

PUBLISHING - 0.3%

Reader's Digest Association,      699,960                    25,636
Inc. Class A (non-vtg.)

RESTAURANTS - 3.5%

Brinker International, Inc.       1,172,700                  32,909
(a)

Darden Restaurants, Inc.          1,472,200                  31,376

McDonald's Corp.                  3,350,800                  129,006

Outback Steakhouse, Inc. (a)      1,288,000                  46,207

Papa John's International,        209,000                    8,256
Inc. (a)

Tricon Global Restaurants,        850,180                    49,523
Inc. (a)

Wendy's International, Inc.       657,300                    17,911

                                                             315,188

TOTAL MEDIA & LEISURE                                        919,505

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

NONDURABLES - 5.3%

FOODS - 0.6%

American Italian Pasta Co.        418,600                   $ 11,512
Class A (a)

Keebler Foods Co. (a)             404,300                    13,544

Nabisco Holdings Corp. Class A    596,200                    24,966

                                                             50,022

HOUSEHOLD PRODUCTS - 2.0%

Avon Products, Inc.               962,000                    47,559

Gillette Co.                      862,000                    43,962

Procter & Gamble Co.              932,200                    87,044

                                                             178,565

TOBACCO - 2.7%

Philip Morris Companies, Inc.     6,317,000                  243,590

TOTAL NONDURABLES                                            472,177

PRECIOUS METALS - 0.6%

Barrick Gold Corp.                960,500                    16,594

Homestake Mining Co.              1,508,200                  11,783

Newmont Mining Corp.              986,000                    17,563

Placer Dome, Inc.                 956,200                    10,645

                                                             56,585

RETAIL & WHOLESALE - 9.4%

APPAREL STORES - 1.0%

Abercrombie & Fitch Co. Class     422,200                    35,518
A (a)

TJX Companies, Inc.               1,259,900                  37,797

World Co. Ltd.                    237,700                    14,327

                                                             87,642

DRUG STORES - 1.0%

CVS Corp.                         1,347,954                  62,006

Walgreen Co.                      1,373,200                  31,927

                                                             93,933

GENERAL MERCHANDISE STORES -
4.6%

Consolidated Stores Corp. (a)     368,500                    12,667

Costco Companies, Inc. (a)        509,800                    36,961

Dayton Hudson Corp.               1,330,850                  83,844

Federated Department Stores,      1,240,900                  67,629
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
CONTINUED

Ito-Yokado Co. Ltd.               224,000                   $ 13,280

Nordstrom, Inc.                   2,208,000                  78,384

Ryohin Keikaku Co. Ltd.           83,100                     16,256

Saks, Inc. (a)                    863,821                    23,863

Wal-Mart Stores, Inc.             1,940,600                  82,718

                                                             415,602

GROCERY STORES - 0.5%

Safeway, Inc. (a)                 897,300                    41,724

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.3%

Circuit City Stores, Inc. -       531,400                    38,161
Circuit City Group

Home Depot, Inc.                  1,143,100                  65,014

Lowe's Companies, Inc.            1,119,300                  58,134

Office Depot, Inc. (a)            1,280,800                  26,737

Staples, Inc. (a)                 593,595                    17,066

                                                             205,112

TOTAL RETAIL & WHOLESALE                                     844,013

TECHNOLOGY - 26.4%

COMMUNICATIONS EQUIPMENT - 5.2%

ADC Telecommunications, Inc.      989,400                    48,357
(a)

Ascend Communications, Inc.       1,026,100                  95,107
(a)

Cisco Systems, Inc. (a)           1,834,425                  199,952

Copper Mountain Networks,         2,200                      141
Inc.

Lucent Technologies, Inc.         80,400                     4,573

Newbridge Networks Corp. (a)      809,000                    22,324

Nokia AB sponsored ADR            742,200                    52,696

Tellabs, Inc. (a)                 755,000                    44,168

                                                             467,318

COMPUTER SERVICES & SOFTWARE
- 10.7%

Adobe Systems, Inc.               159,600                    11,830

America Online, Inc.              285,400                    34,070

At Home Corp. Series A (a)        162,000                    20,534

Automatic Data Processing,        800,400                    32,966
Inc.

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Autoweb.Com, Inc. (a)             270,500                   $ 4,227

Brocade Communications            1,700                      110
Systems, Inc.

Cadence Design Systems, Inc.      2,055,200                  26,461
(a)

Citrix Systems, Inc. (a)          865,800                    42,803

Compuware Corp. (a)               1,601,600                  49,750

DST Systems, Inc. (a)             225,400                    12,172

Electronic Arts, Inc. (a)         520,400                    25,467

Electronic Data Systems Corp.     1,202,200                  67,624

Electronics for Imaging, Inc.     759,100                    37,243
(a)

Excite, Inc. (a)                  341,100                    45,366

First Data Corp.                  1,009,300                  45,355

IMS Health, Inc.                  779,200                    19,188

International Business            425,600                    49,503
Machines Corp.

Intuit, Inc. (a)                  386,400                    31,443

Keane, Inc. (a)                   767,200                    22,249

Legato Systems, Inc. (a)          585,600                    32,062

Microsoft Corp. (a)               2,669,500                  215,395

Oracle Corp. (a)                  607,050                    15,062

Policy Management Systems         729,500                    26,536
Corp. (a)

SAP AG (Systeme Anwendungen       452,400                    15,212
Produkte) sponsored ADR

Siebel Systems, Inc.              535,800                    24,396

Synopsys, Inc. (a)                496,200                    22,019

Veritas Software Corp. (a)        341,600                    30,146

                                                             959,189

COMPUTERS & OFFICE EQUIPMENT
- 4.1%

Adaptec, Inc. (a)                 1,266,500                  39,103

CDW Computer Centers, Inc. (a)    808,600                    35,174

EMC Corp. (a)                     704,200                    70,156

Hewlett-Packard Co.               282,900                    26,681

Ingram Micro, Inc. Class A (a)    513,400                    14,889

Lexmark International Group,      180,100                    24,516
Inc. Class A (a)

Maxtor Corp. (a)                  1,244,700                  7,352

Network Appliance, Inc. (a)       572,400                    26,992

Pitney Bowes, Inc.                544,700                    34,725

Quantum Corp. (a)                 692,700                    13,724

Redback Networks, Inc.            1,200                      131

SCI Systems, Inc. (a)             86,300                     3,581

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT
- CONTINUED

Tech Data Corp. (a)               590,100                   $ 21,705

Xerox Corp.                       898,900                    50,507

                                                             369,236

ELECTRONIC INSTRUMENTS - 1.1%

Applied Materials, Inc. (a)       53,500                     2,939

JDS Fitel, Inc. (a)               337,200                    22,868

KLA-Tencor Corp. (a)              173,950                    7,915

Novellus Systems, Inc. (a)        474,300                    23,152

Teradyne, Inc. (a)                475,700                    25,123

Waters Corp. (a)                  171,700                    16,934

                                                             98,931

ELECTRONICS - 5.3%

Altera Corp. (a)                  568,900                    19,805

Broadcom Corp. Class A (a)        75,300                     7,210

Intel Corp.                       1,570,000                  84,878

Linear Technology Corp.           528,000                    27,984

Maker Communications, Inc.        1,300                      30

Micron Technology, Inc. (a)       2,083,200                  79,031

Motorola, Inc.                    1,504,700                  124,608

Taiwan Semiconductor              1,053,800                  27,596
Manufacturing Co. Ltd. ADR
(a)

Texas Instruments, Inc.           730,700                    79,920

Vitesse Semiconductor Corp.       213,400                    11,724
(a)

Xilinx, Inc. (a)                  371,900                    16,526

                                                             479,312

TOTAL TECHNOLOGY                                             2,373,986

TRANSPORTATION - 0.7%

RAILROADS - 0.7%

Burlington Northern Santa Fe      326,000                    10,106
Corp.

Canadian National Railway Co.     60,600                     3,879

Union Pacific Corp.               586,700                    33,479

Wisconsin Central                 696,000                    13,746
Transportation Corp. (a)

                                                             61,210

COMMON STOCKS - CONTINUED

                                 SHARES                     VALUE (NOTE 1) (000S)

UTILITIES - 6.4%

ELECTRIC UTILITY - 0.2%

AES Corp. (a)                     421,200                   $ 20,955

TELEPHONE SERVICES - 6.2%

AT&T Corp.                        3,685,311                  204,535

Global TeleSystems Group,         232,900                    17,700
Inc. (a)

Intermedia Communications,        295,400                    7,477
Inc. (a)

MCI WorldCom, Inc. (a)            1,815,080                  156,778

McLeodUSA, Inc. Class A (a)       713,100                    38,151

Metromedia Fiber Network,         873,800                    35,280
Inc. Class A (a)

NEXTLINK Communications, Inc.     478,500                    36,605
Class A (a)

Sprint Corp. (FON Group)          225,400                    25,414

Time Warner Telecom, Inc.         162,500                    4,164

WinStar Communications, Inc.      562,000                    27,784
(a)

                                                             553,888

TOTAL UTILITIES                                              574,843

TOTAL COMMON STOCKS                                          8,660,062
(Cost $6,619,067)

CASH EQUIVALENTS - 3.6%



Taxable Central Cash Fund (b)     323,174,981                323,175
(Cost $323,175)

TOTAL INVESTMENT IN                                          $ 8,983,237
SECURITIES - 100%
(Cost $6,942,242)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $6,979,977,000. Net unrealized appreciation aggregated $2,003,260,000, of which $2,294,190,000 related to appreciated investment securities and $290,930,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                         AMOUNTS IN THOUSANDS (EXCEPT
                            PER-SHARE AMOUNTS) MAY 31,
                                      1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 8,983,237
value (cost $6,942,242) -
See accompanying schedule

Foreign currency held at                   4,131
value (cost $4,131)

Receivable for investments                 77,182
sold

Receivable for fund shares                 35,966
sold

Dividends receivable                       5,724

Interest receivable                        1,477

Other receivables                          1,346

 TOTAL ASSETS                              9,109,063

LIABILITIES

Payable for investments        $ 131,979
purchased

Payable for fund shares         13,409
redeemed

Accrued management fee          4,364

Distribution fees payable       3,576

Other payables and accrued      1,937
expenses

 TOTAL LIABILITIES                         155,265

NET ASSETS                                $ 8,953,798

Net Assets consist of:

Paid in capital                           $ 6,145,859

Accumulated net investment                 (14,831)
loss

Accumulated undistributed net              781,807
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                2,040,963
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 8,953,798

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

              AMOUNTS IN THOUSANDS (EXCEPT
                 PER-SHARE AMOUNTS) MAY 31,
                           1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $59.78
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($231,596
(divided by) 3,874 shares)

Maximum offering price per         $63.43
share (100/94.25 of $59.78)

CLASS T: NET ASSET VALUE and       $60.44
redemption price per share
($6,507,748 (divided by)
107,676 shares)

Maximum offering price per         $62.63
share (100/96.50 of $60.44)

CLASS B: NET ASSET VALUE and       $59.08
offering price per share
($772,624 (divided by)
13,078 shares) A

CLASS C: NET ASSET VALUE and       $59.84
offering price per share
($217,314 (divided by)
3,631.6 shares) A

INSTITUTIONAL CLASS: NET           $61.62
ASSET VALUE, offering price
and redemption price   per
share ($1,224,516 (divided
by) 19,873.5 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGES.

STATEMENT OF OPERATIONS

                          AMOUNTS IN THOUSANDS  SIX
                          MONTHS ENDED MAY 31, 1999
                                        (UNAUDITED)

INVESTMENT INCOME                          $ 25,618
Dividends

Interest                                    11,044

 TOTAL INCOME                               36,662

EXPENSES

Management fee                   $ 23,590

Transfer agent fees               7,289

Distribution fees                 18,628

Accounting fees and expenses      466

Non-interested trustees'          24
compensation

Custodian fees and expenses       81

Registration fees                 709

Audit                             24

Interest                          4

Miscellaneous                     6

 Total expenses before            50,821
reductions

 Expense reductions               (421)     50,400

NET INVESTMENT INCOME (LOSS)                (13,738)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            833,549

 Foreign currency transactions    380       833,929

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            263,180

 Assets and liabilities in        (51)      263,129
foreign currencies

NET GAIN (LOSS)                             1,097,058

NET INCREASE (DECREASE) IN                 $ 1,083,320
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (13,738)                     $ (19,703)
income (loss)

 Net realized gain (loss)       833,929                        920,930

 Change in net unrealized       263,129                        544,677
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,083,320                      1,445,904
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   -                              (1,050)
From net investment income

 In excess of net investment    (1,093)                        -
income

 From net realized gain         (800,499)                      (622,707)

 TOTAL DISTRIBUTIONS            (801,592)                      (623,757)

Share transactions - net        1,934,335                      576,380
increase (decrease)

  TOTAL INCREASE (DECREASE)     2,216,063                      1,398,527
IN NET ASSETS

NET ASSETS

 Beginning of period            6,737,735                      5,339,208

 End of period (including      $ 8,953,798                    $ 6,737,735
accumulated net investment
loss of $14,831 and $0
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 58.14                        $ 51.69                   $ 44.80   $ 39.47
period

Income from Investment
Operations

Net investment income (loss) E    (.05)                          (.13)                     (.06)     .04

Net realized and unrealized       8.71                           12.76                     8.54      5.29
gain (loss)

Total from investment             8.66                           12.63                     8.48      5.33
operations

Less Distributions

From net investment income        -                              (.03) I                   (.36)     -

From net realized gain            (7.02)                         (6.15) I                  (1.23)    -

Total distributions               (7.02)                         (6.18)                    (1.59)    -

Net asset value, end of period   $ 59.78                        $ 58.14                   $ 51.69   $ 44.80

TOTAL RETURN B, C                 16.24%                         28.21%                    19.73%    13.50%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 232                          $ 92                      $ 29      $ 4
millions)

Ratio of expenses to average      1.12% A                        1.12%                     1.32% G   1.52% A, D, G
net assets

Ratio of expenses to average      1.11% A, H                     1.10% H                   1.30% H   1.50% A, H
net assets after expense
reductions

Ratio of net investment           (.19)% A                       (.26)%                    (.12)%    .38% A
income (loss) to average net
assets

Portfolio turnover                97% A                          122%                      108%      76%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T

                           SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                           (UNAUDITED)                    1998                      1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 58.59                  $ 51.97                   $ 44.81   $ 39.83   $ 28.52   $ 29.50
period

Income from Investment
Operations

Net investment  income (loss)     (.11) D                  (.21) D                   (.04) D   .22 D     .06       .08

Net realized and unrealized       8.82                     12.87                     8.60      6.90      11.54     .39
gain (loss)

Total from investment             8.71                     12.66                     8.56      7.12      11.60     .47
operations

Less Distributions

From net investment income        -                        -                         (.17)     (.03)     (.08)     -

From net  realized gain           (6.86)                  (6.04)                    (1.23)    (2.11)    (.16)     (1.45)

In excess of net realized gain    -                       -                         -         -         (.05)     -

 Total distributions              (6.86)                   (6.04)                    (1.40)    (2.14)    (.29)     (1.45)

Net asset value, end of period   $ 60.44                  $ 58.59                   $ 51.97   $ 44.81   $ 39.83   $ 28.52

TOTAL RETURN B, C                 16.16%                  28.00%                    19.81%    19.00%    41.11%    1.58%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 6,508                 $ 5,187                   $ 4,206   $ 3,537   $ 2,051   $ 874
millions)

Ratio of expenses to average      1.31% A                  1.29%                     1.31% E   1.36%     1.55%     1.71%
net assets

Ratio of expenses to average      1.30% A, F               1.27% F                   1.29% F   1.34% F   1.54% F   1.70% F
net assets after expense
reductions

Ratio of net invest- ment         (.38)% A                 (.41)%                    (.08)%    .54%      .21%      .15%
income  (loss) to average
net assets

Portfolio turnover                97% A                    122%                      108%      76%       97%       137%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 57.50                        $ 51.41                   $ 41.81
period

Income from Investment
Operations

Net investment income (loss) D    (.27)                          (.52)                     (.32)

Net realized and unrealized       8.64                           12.68                     9.95
gain (loss)

Total from investment             8.37                           12.16                     9.63
operations

Less Distributions

From net realized gain            (6.79)                         (6.07)                    (.03)

Net asset value, end of period   $ 59.08                        $ 57.50                   $ 51.41

TOTAL RETURN B, C                 15.83%                         27.27%                    23.05%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 773                          $ 307                     $ 71
millions)

Ratio of expenses to average      1.89% A                        1.88%                     1.93% A, F
net assets

Ratio of expenses to average      1.88% A, G                     1.85% G                   1.90% A, G
net assets after expense
reductions

Ratio of net investment           (.95)% A                       (1.01)%                   (.73)% A
income (loss) to  average
net assets

Portfolio turnover                97% A                          122%                      108%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 58.24                        $ 51.95                   $ 51.84
period

Income from Investment
Operations

Net investment income (loss) D    (.27)                          (.54)                     (.02)

Net realized and unrealized       8.76                           12.87                     .13
gain (loss)

Total from investment             8.49                           12.33                     .11
operations

Less Distributions

From net realized gain            (6.89)                         (6.04)                    -

Net asset value, end of period   $ 59.84                        $ 58.24                   $ 51.95

TOTAL RETURN  B, C                15.85%                         27.30%                    0.21%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 217                          $ 64                      $ 1
millions)

Ratio of expenses to average      1.87% A                        1.89%                     1.95% A, F
net assets

Ratio of expenses to average      1.86% A, G                     1.86% G                   1.89% A, G
net assets after expense
reductions

Ratio of net investment           (.93)% A                       (1.03)%                   (.82)% A
income (loss) to  average
net assets

Portfolio turnover                97% A                          122%                      108%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                               SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1998                      1997     1996     1995     1994



SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 59.71                        $ 52.86                   $ 45.52  $ 40.39  $ 28.90  $ 29.74
period

Income from Invest- ment
Operations

Net investment  income          .04 D                          .06 D                     .22 D    .45 D    .28      .30

Net realized  and unrealized    9.00                           13.08                     8.72     7.00     11.69    .42
gain (loss)

Total from investment           9.04                           13.14                     8.94     7.45     11.97    .72
operations

Less Distributions

From net investment income      -                              (.05) F                   (.37)    (.21)    (.27)    (.11)

In excess of net investment     (.06)                          -                         -        -        -        -
income

From net  realized gain         (7.07)                         (6.24) F                  (1.23)   (2.11)   (.16)    (1.45)

In excess of net realized gain  -                              -                         -        -        (.05)    -

Total distributions             (7.13)                         (6.29)                    (1.60)   (2.32)   (.48)    (1.56)

Net asset value, end of period $ 61.62                        $ 59.71                   $ 52.86  $ 45.52  $ 40.39  $ 28.90

TOTAL RETURN B, C               16.50%                         28.67%                    20.46%   19.68%   42.15%   2.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,224                        $ 1,088                   $ 1,032  $ 1,324  $ 791    $ 410
millions)

Ratio of expenses to average    .79% A                         .76%                      .77%     .79%     .83%     .86%
net assets

Ratio of expenses to average    .78% A, E                      .74% E                    .75% E   .77% E   .83%     .84% E
net assets after expense
reductions

Ratio of net invest- ment       .14% A                         .12%                      .46%     1.11%    .92%     1.00%
income to average net assets

Portfolio turnover              97% A                          122%                      108%     76%      97%      137%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDER - CONTINUED

may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $4,980,714,000 and $3,651,728,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 200,000     $ 0

CLASS T    15,141,000    131,000

CLASS B    2,627,000     1,971,000

CLASS C    660,000       552,000

          $ 18,628,000  $ 2,654,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 1,278,000  $ 632,000

CLASS T    2,539,000    950,000

CLASS B    550,000      550,000*

CLASS C    44,000        44,000*

          $ 4,411,000  $ 2,176,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 185,000    .23 *

CLASS T                 5,359,000   .18 *

CLASS B                 619,000     .24 *

CLASS C                 141,000     .22 *

INSTITUTIONAL CLASS     985,000     .17 *

                       $ 7,289,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $521,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $382,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $38,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 1,000

6. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $6,805,000. The weighted average interest rate was 5.0%.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS

                             SIX MONTHS ENDED MAY 31,  YEAR ENDED
                                                       NOVEMBER 30,

                             1999                      1998

FROM NET INVESTMENT INCOME

Class A                      $ -                       $ 15

Class T                       -                         -

Class B                       -                         -

Class C                       -                         -

Institutional Class           -                         1,035

Total                        $ -                       $ 1,050

IN EXCESS OF NET INVESTMENT
INCOME

Class A                      $ -                       $ -

Class T                       -                         -

Class B                       -                         -

Class C                       -                         -

Institutional Class           1,093                     -

Total                        $ 1,093                   $ -

FROM NET REALIZED GAIN

Class A                      $ 11,749                  $ 3,543

Class T                       611,628                   488,378

Class B                       38,740                    9,146

Class C                       8,557                     223

Institutional Class           129,825                   121,417

Total                        $ 800,499                 $ 622,707

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

AMOUNTS IN THOUSANDS            SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              2,345                     1,200                   $ 139,387

Reinvestment of distributions    208                       77                       11,343

Shares redeemed                  (254)                     (254)                    (15,139)

Net increase (decrease)          2,299                     1,023                   $ 135,591

CLASS T Shares sold              24,129                    26,408                  $ 1,447,760

Reinvestment of distributions    10,473                    10,178                   576,270

Shares redeemed                  (15,464)                  (28,971)                 (921,458)

Net increase (decrease)          19,138                    7,615                   $ 1,102,572

CLASS B Shares sold              7,710                     4,256                   $ 454,845

Reinvestment of distributions    665                       193                      35,862

Shares redeemed                  (630)                     (507)                    (36,958)

Net increase (decrease)          7,745                     3,942                   $ 453,749

CLASS C Shares sold              2,919                     1,458                   $ 173,944

Reinvestment of distributions    141                       4                        7,730

Shares redeemed                  (531)                     (377)                    (31,183)

Net increase (decrease)          2,529                     1,085                   $ 150,491

INSTITUTIONAL CLASS Shares       3,554                     6,340                   $ 216,245
sold

Reinvestment of distributions    1,855                     1,960                    103,777

Shares redeemed                  (3,754)                   (9,614)                  (228,090)

Net increase (decrease)          1,655                     (1,314)                 $ 91,932



AMOUNTS IN THOUSANDS

                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 61,899

Reinvestment of distributions    3,416

Shares redeemed                  (13,114)

Net increase (decrease)         $ 52,201

CLASS T Shares sold             $ 1,365,162

Reinvestment of distributions    457,907

Shares redeemed                  (1,483,407)

Net increase (decrease)         $ 339,662

CLASS B Shares sold             $ 218,844

Reinvestment of distributions    8,586

Shares redeemed                  (25,743)

Net increase (decrease)         $ 201,687

CLASS C Shares sold             $ 75,711

Reinvestment of distributions    187

Shares redeemed                  (19,681)

Net increase (decrease)         $ 56,217

INSTITUTIONAL CLASS Shares      $ 327,822
sold

Reinvestment of distributions    89,402

Shares redeemed                  (490,611)

Net increase (decrease)         $ (73,387)


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Equity Growth Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
 Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Jennifer Uhrig, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor Latin America Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

EPGI-SANN-0799   79620
1.704748.101

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
EQUITY INCOME
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  25  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 34  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -    8.60%          8.98%        142.75%       284.86%
CL A

FIDELITY ADV EQUITY INCOME -    2.36%          2.72%        128.79%       262.73%
CL A   (INCL. 5.75% SALES
CHARGE)

Russell 3000 Value              12.73%         12.34%       174.04%       353.68%

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Equity Income Funds Average     8.63%          8.72%        130.18%       257.86%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value-oriented stocks and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.98%        19.41%        14.43%
CL A

FIDELITY ADV EQUITY INCOME -  2.72%        18.00%        13.75%
CL A   (INCL. 5.75% SALES
CHARGE)

Russell 3000 Value            12.34%       22.34%        16.33%

S&P 500                       21.03%       25.87%        18.07%

Equity Income Funds Average   8.72%        18.04%        13.46%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Income -CL A      Russell 3000 Value
             00246                       RS008
  1989/05/31       9425.00                    10000.00
  1989/06/30       9463.13                     9954.64
  1989/07/31      10060.80                    10599.07
  1989/08/31      10191.66                    10857.52
  1989/09/30      10060.20                    10757.27
  1989/10/31       9508.64                    10351.66
  1989/11/30       9633.55                    10464.88
  1989/12/31       9773.83                    10677.40
  1990/01/31       9155.79                    10005.91
  1990/02/28       9172.14                    10257.70
  1990/03/31       9172.14                    10377.78
  1990/04/30       8817.14                     9975.60
  1990/05/31       9397.76                    10781.85
  1990/06/30       9356.10                    10552.18
  1990/07/31       9205.33                    10440.10
  1990/08/31       8506.30                     9502.33
  1990/09/30       7863.04                     9025.06
  1990/10/31       7684.33                     8877.54
  1990/11/30       8197.76                     9489.37
  1990/12/31       8378.24                     9732.96
  1991/01/31       8804.55                    10190.22
  1991/02/28       9434.07                    10889.35
  1991/03/31       9584.63                    11081.10
  1991/04/30       9584.40                    11163.25
  1991/05/31      10109.29                    11585.44
  1991/06/30       9645.29                    11094.63
  1991/07/31      10173.15                    11547.51
  1991/08/31      10388.61                    11766.70
  1991/09/30      10334.79                    11686.84
  1991/10/31      10506.98                    11876.30
  1991/11/30      10080.90                    11275.14
  1991/12/31      10875.77                    12206.04
  1992/01/31      10985.26                    12290.29
  1992/02/29      11324.66                    12611.26
  1992/03/31      11140.67                    12431.72
  1992/04/30      11537.74                    12916.42
  1992/05/31      11639.59                    13000.29
  1992/06/30      11510.00                    12895.64
  1992/07/31      11808.96                    13392.74
  1992/08/31      11528.60                    12994.57
  1992/09/30      11603.95                    13179.64
  1992/10/31      11754.70                    13214.91
  1992/11/30      12169.65                    13679.21
  1992/12/31      12472.71                    14024.78
  1993/01/31      12861.69                    14459.93
  1993/02/28      13194.70                    14931.10
  1993/03/31      13623.24                    15381.30
  1993/04/30      13556.46                    15170.11
  1993/05/31      13766.98                    15488.99
  1993/06/30      13901.52                    15814.35
  1993/07/31      14094.01                    15999.62
  1993/08/31      14585.86                    16581.53
  1993/09/30      14489.21                    16641.57
  1993/10/31      14663.19                    16666.16
  1993/11/30      14363.55                    16314.69
  1993/12/31      14721.19                    16640.62
  1994/01/31      15397.80                    17266.75
  1994/02/28      14991.83                    16727.53
  1994/03/31      14349.86                    16093.01
  1994/04/30      14845.36                    16386.73
  1994/05/31      14942.51                    16554.85
  1994/06/30      14844.00                    16155.15
  1994/07/31      15351.48                    16636.23
  1994/08/31      16141.99                    17132.56
  1994/09/30      15867.95                    16604.21
  1994/10/31      16181.39                    16778.42
  1994/11/30      15632.87                    16100.64
  1994/12/31      15672.05                    16316.97
  1995/01/31      15912.38                    16757.84
  1995/02/28      16473.17                    17416.18
  1995/03/31      17005.18                    17768.23
  1995/04/30      17458.52                    18326.31
  1995/05/31      17942.08                    19060.33
  1995/06/30      18194.40                    19356.90
  1995/07/31      18851.79                    20033.93
  1995/08/31      19074.29                    20348.23
  1995/09/30      19660.63                    21040.31
  1995/10/31      19437.44                    20768.51
  1995/11/30      20238.88                    21798.34
  1995/12/31      20772.84                    22358.52
  1996/01/31      21388.61                    23002.38
  1996/02/29      21461.64                    23193.75
  1996/03/31      21618.55                    23596.49
  1996/04/30      21765.19                    23738.87
  1996/05/31      21932.77                    24064.81
  1996/06/30      21807.27                    24055.27
  1996/07/31      20987.92                    23106.83
  1996/08/31      21387.09                    23803.49
  1996/09/30      22143.66                    24718.00
  1996/10/31      22586.96                    25603.35
  1996/11/30      24043.50                    27410.65
  1996/12/31      23777.94                    27186.70
  1997/01/31      24573.08                    28410.56
  1997/02/28      24769.14                    28812.92
  1997/03/31      23784.40                    27803.43
  1997/04/30      24790.46                    28894.60
  1997/05/31      26212.05                    30576.72
  1997/06/30      27501.72                    31912.24
  1997/07/31      29499.05                    34207.96
  1997/08/31      28313.82                    33158.13
  1997/09/30      29795.50                    35182.19
  1997/10/31      28509.13                    34201.54
  1997/11/30      29344.72                    35599.73
  1997/12/31      29924.99                    36655.43
  1998/01/31      29853.97                    36122.50
  1998/02/28      31974.62                    38530.06
  1998/03/31      33424.90                    40809.61
  1998/04/30      33578.38                    41075.79
  1998/05/31      33283.21                    40385.95
  1998/06/30      33674.29                    40833.25
  1998/07/31      33165.32                    39891.54
  1998/08/31      28194.08                    33928.81
  1998/09/30      29566.52                    35873.43
  1998/10/31      31986.90                    38509.14
  1998/11/30      33398.78                    40242.80
  1998/12/31      34831.04                    41604.12
  1999/01/31      34152.47                    41835.83
  1999/02/28      33467.43                    41072.28
  1999/03/31      34138.98                    41835.80
  1999/04/30      36946.47                    45737.04
  1999/05/28      36272.67                    45367.71
IMATRL PRASUN   SHR__CHT 19990531 19990624 154010 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class A on May 31, 1989, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $36,273 - a 262.73% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $45,368 - a 353.68% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996) that is reflected in returns after September 10, 1992. Returns prior to that date are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.50%          8.75%        142.44%       284.36%
CL T

FIDELITY ADV EQUITY INCOME -  4.70%          4.94%        133.95%       270.91%
CL T   (INCL. 3.50% SALES
CHARGE)

Russell 3000 Value            12.73%         12.34%       174.04%       353.68%

S&P 500                       12.61%         21.03%       215.95%       426.65%

Equity Income Funds Average   8.63%          8.72%        130.18%       257.86%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value-oriented stocks and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.75%        19.38%        14.41%
CL T

FIDELITY ADV EQUITY INCOME -  4.94%        18.53%        14.01%
CL T   (INCL. 3.50% SALES
CHARGE)

Russell 3000 Value            12.34%       22.34%        16.33%

S&P 500                       21.03%       25.87%        18.07%

Equity Income Funds Average   8.72%        18.04%        13.46%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Income -CL T      Russell 3000 Value
             00280                       RS008
  1989/05/31       9650.00                    10000.00
  1989/06/30       9689.04                     9954.64
  1989/07/31      10300.98                    10599.07
  1989/08/31      10434.96                    10857.52
  1989/09/30      10300.37                    10757.27
  1989/10/31       9735.64                    10351.66
  1989/11/30       9863.53                    10464.88
  1989/12/31      10007.15                    10677.40
  1990/01/31       9374.36                    10005.91
  1990/02/28       9391.10                    10257.70
  1990/03/31       9391.10                    10377.78
  1990/04/30       9027.63                     9975.60
  1990/05/31       9622.11                    10781.85
  1990/06/30       9579.46                    10552.18
  1990/07/31       9425.09                    10440.10
  1990/08/31       8709.37                     9502.33
  1990/09/30       8050.75                     9025.06
  1990/10/31       7867.78                     8877.54
  1990/11/30       8393.47                     9489.37
  1990/12/31       8578.25                     9732.96
  1991/01/31       9014.74                    10190.22
  1991/02/28       9659.28                    10889.35
  1991/03/31       9813.44                    11081.10
  1991/04/30       9813.21                    11163.25
  1991/05/31      10350.63                    11585.44
  1991/06/30       9875.55                    11094.63
  1991/07/31      10416.01                    11547.51
  1991/08/31      10636.61                    11766.70
  1991/09/30      10581.51                    11686.84
  1991/10/31      10757.81                    11876.30
  1991/11/30      10321.56                    11275.14
  1991/12/31      11135.41                    12206.04
  1992/01/31      11247.51                    12290.29
  1992/02/29      11595.01                    12611.26
  1992/03/31      11406.63                    12431.72
  1992/04/30      11813.18                    12916.42
  1992/05/31      11917.46                    13000.29
  1992/06/30      11784.77                    12895.64
  1992/07/31      12090.87                    13392.74
  1992/08/31      11803.82                    12994.57
  1992/09/30      11880.97                    13179.64
  1992/10/31      12035.32                    13214.91
  1992/11/30      12460.17                    13679.21
  1992/12/31      12770.46                    14024.78
  1993/01/31      13168.73                    14459.93
  1993/02/28      13509.69                    14931.10
  1993/03/31      13948.46                    15381.30
  1993/04/30      13880.09                    15170.11
  1993/05/31      14095.63                    15488.99
  1993/06/30      14233.39                    15814.35
  1993/07/31      14430.47                    15999.62
  1993/08/31      14934.07                    16581.53
  1993/09/30      14835.10                    16641.57
  1993/10/31      15013.24                    16666.16
  1993/11/30      14706.45                    16314.69
  1993/12/31      15072.62                    16640.62
  1994/01/31      15765.39                    17266.75
  1994/02/28      15349.73                    16727.53
  1994/03/31      14692.43                    16093.01
  1994/04/30      15199.75                    16386.73
  1994/05/31      15299.23                    16554.85
  1994/06/30      15198.36                    16155.15
  1994/07/31      15717.97                    16636.23
  1994/08/31      16527.35                    17132.56
  1994/09/30      16246.76                    16604.21
  1994/10/31      16567.68                    16778.42
  1994/11/30      16006.06                    16100.64
  1994/12/31      16046.18                    16316.97
  1995/01/31      16292.25                    16757.84
  1995/02/28      16866.43                    17416.18
  1995/03/31      17411.14                    17768.23
  1995/04/30      17875.30                    18326.31
  1995/05/31      18370.40                    19060.33
  1995/06/30      18628.75                    19356.90
  1995/07/31      19301.83                    20033.93
  1995/08/31      19529.64                    20348.23
  1995/09/30      20129.98                    21040.31
  1995/10/31      19901.47                    20768.51
  1995/11/30      20722.04                    21798.34
  1995/12/31      21268.75                    22358.52
  1996/01/31      21899.21                    23002.38
  1996/02/29      21973.99                    23193.75
  1996/03/31      22134.64                    23596.49
  1996/04/30      22284.78                    23738.87
  1996/05/31      22456.37                    24064.81
  1996/06/30      22327.86                    24055.27
  1996/07/31      21488.96                    23106.83
  1996/08/31      21897.66                    23803.49
  1996/09/30      22682.97                    24718.00
  1996/10/31      23146.99                    25603.35
  1996/11/30      24636.16                    27410.65
  1996/12/31      24375.53                    27186.70
  1997/01/31      25187.31                    28410.56
  1997/02/28      25387.47                    28812.92
  1997/03/31      24372.53                    27803.43
  1997/04/30      25409.42                    28894.60
  1997/05/31      26881.14                    30576.72
  1997/06/30      28207.36                    31912.24
  1997/07/31      30242.13                    34207.96
  1997/08/31      29034.68                    33158.13
  1997/09/30      30555.35                    35182.19
  1997/10/31      29233.19                    34201.54
  1997/11/30      30084.75                    35599.73
  1997/12/31      30687.47                    36655.43
  1998/01/31      30615.24                    36122.50
  1998/02/28      32774.62                    38530.06
  1998/03/31      34263.18                    40809.61
  1998/04/30      34407.40                    41075.79
  1998/05/31      34106.95                    40385.95
  1998/06/30      34504.61                    40833.25
  1998/07/31      33974.88                    39891.54
  1998/08/31      28870.22                    33928.81
  1998/09/30      30266.38                    35873.43
  1998/10/31      32750.39                    38509.14
  1998/11/30      34185.33                    40242.80
  1998/12/31      35640.05                    41604.12
  1999/01/31      34950.86                    41835.83
  1999/02/28      34255.13                    41072.28
  1999/03/31      34924.72                    41835.80
  1999/04/30      37787.60                    45737.04
  1999/05/28      37090.88                    45367.71
IMATRL PRASUN   SHR__CHT 19990531 19990624 145922 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class T on May 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $37,091 - a 270.91% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $45,368 - a 353.68% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charge included in the past six months, past one year, past five years, and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.20%          8.20%        136.92%       275.62%
CL B

FIDELITY ADV EQUITY INCOME -  3.20%          3.20%        134.92%       275.62%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            12.73%         12.34%       174.04%       353.68%

S&P 500                       12.61%         21.03%       215.95%       426.65%

Equity Income Funds Average   8.63%          8.72%        130.18%       257.86%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value-oriented stocks and the performance of the Standard & Poor's 500 Index - a widely recognized, market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.20%        18.83%        14.15%
CL B

FIDELITY ADV EQUITY INCOME -  3.20%        18.63%        14.15%
CL B   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            12.34%       22.34%        16.33%

S&P 500                       21.03%       25.87%        18.07%

Equity Income Funds Average   8.72%        18.04%        13.46%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and shows you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Income -CL B      Russell 3000 Value
             00180                       RS008
  1989/05/31      10000.00                    10000.00
  1989/06/30      10040.45                     9954.64
  1989/07/31      10674.59                    10599.07
  1989/08/31      10813.43                    10857.52
  1989/09/30      10673.95                    10757.27
  1989/10/31      10088.74                    10351.66
  1989/11/30      10221.27                    10464.88
  1989/12/31      10370.11                    10677.40
  1990/01/31       9714.36                    10005.91
  1990/02/28       9731.71                    10257.70
  1990/03/31       9731.71                    10377.78
  1990/04/30       9355.06                     9975.60
  1990/05/31       9971.10                    10781.85
  1990/06/30       9926.90                    10552.18
  1990/07/31       9766.93                    10440.10
  1990/08/31       9025.25                     9502.33
  1990/09/30       8342.75                     9025.06
  1990/10/31       8153.14                     8877.54
  1990/11/30       8697.89                     9489.37
  1990/12/31       8889.38                     9732.96
  1991/01/31       9341.69                    10190.22
  1991/02/28      10009.62                    10889.35
  1991/03/31      10169.37                    11081.10
  1991/04/30      10169.13                    11163.25
  1991/05/31      10726.04                    11585.44
  1991/06/30      10233.73                    11094.63
  1991/07/31      10793.79                    11547.51
  1991/08/31      11022.40                    11766.70
  1991/09/30      10965.29                    11686.84
  1991/10/31      11147.99                    11876.30
  1991/11/30      10695.91                    11275.14
  1991/12/31      11539.28                    12206.04
  1992/01/31      11655.45                    12290.29
  1992/02/29      12015.55                    12611.26
  1992/03/31      11820.34                    12431.72
  1992/04/30      12241.63                    12916.42
  1992/05/31      12349.70                    13000.29
  1992/06/30      12212.20                    12895.64
  1992/07/31      12529.40                    13392.74
  1992/08/31      12231.94                    12994.57
  1992/09/30      12311.88                    13179.64
  1992/10/31      12471.83                    13214.91
  1992/11/30      12912.09                    13679.21
  1992/12/31      13233.64                    14024.78
  1993/01/31      13646.35                    14459.93
  1993/02/28      13999.68                    14931.10
  1993/03/31      14454.37                    15381.30
  1993/04/30      14383.51                    15170.11
  1993/05/31      14606.88                    15488.99
  1993/06/30      14749.62                    15814.35
  1993/07/31      14953.85                    15999.62
  1993/08/31      15475.72                    16581.53
  1993/09/30      15373.16                    16641.57
  1993/10/31      15557.76                    16666.16
  1993/11/30      15239.84                    16314.69
  1993/12/31      15619.30                    16640.62
  1994/01/31      16337.19                    17266.75
  1994/02/28      15906.45                    16727.53
  1994/03/31      15225.32                    16093.01
  1994/04/30      15751.04                    16386.73
  1994/05/31      15854.12                    16554.85
  1994/06/30      15749.60                    16155.15
  1994/07/31      16288.05                    16636.23
  1994/08/31      17137.14                    17132.56
  1994/09/30      16846.28                    16604.21
  1994/10/31      17158.24                    16778.42
  1994/11/30      16575.90                    16100.64
  1994/12/31      16617.73                    16316.97
  1995/01/31      16851.48                    16757.84
  1995/02/28      17435.86                    17416.18
  1995/03/31      18010.88                    17768.23
  1995/04/30      18480.92                    18326.31
  1995/05/31      18983.00                    19060.33
  1995/06/30      19239.78                    19356.90
  1995/07/31      19936.49                    20033.93
  1995/08/31      20161.57                    20348.23
  1995/09/30      20772.35                    21040.31
  1995/10/31      20525.32                    20768.51
  1995/11/30      21373.83                    21798.34
  1995/12/31      21928.15                    22358.52
  1996/01/31      22557.40                    23002.38
  1996/02/29      22634.65                    23193.75
  1996/03/31      22789.44                    23596.49
  1996/04/30      22933.33                    23738.87
  1996/05/31      23099.35                    24064.81
  1996/06/30      22955.57                    24055.27
  1996/07/31      22079.49                    23106.83
  1996/08/31      22500.90                    23803.49
  1996/09/30      23288.39                    24718.00
  1996/10/31      23755.27                    25603.35
  1996/11/30      25267.07                    27410.65
  1996/12/31      24998.66                    27186.70
  1997/01/31      25822.42                    28410.56
  1997/02/28      26005.47                    28812.92
  1997/03/31      24962.79                    27803.43
  1997/04/30      26005.29                    28894.60
  1997/05/31      27517.49                    30576.72
  1997/06/30      28845.97                    31912.24
  1997/07/31      30923.61                    34207.96
  1997/08/31      29672.44                    33158.13
  1997/09/30      31222.12                    35182.19
  1997/10/31      29843.66                    34201.54
  1997/11/30      30705.20                    35599.73
  1997/12/31      31310.97                    36655.43
  1998/01/31      31212.41                    36122.50
  1998/02/28      33399.73                    38530.06
  1998/03/31      34899.30                    40809.61
  1998/04/30      35046.86                    41075.79
  1998/05/31      34714.84                    40385.95
  1998/06/30      35108.78                    40833.25
  1998/07/31      34555.01                    39891.54
  1998/08/31      29349.61                    33928.81
  1998/09/30      30752.38                    35873.43
  1998/10/31      33263.79                    38509.14
  1998/11/30      34716.46                    40242.80
  1998/12/31      36175.30                    41604.12
  1999/01/31      35459.67                    41835.83
  1999/02/28      34737.32                    41072.28
  1999/03/31      35395.17                    41835.80
  1999/04/30      38284.58                    45737.04
  1999/05/28      37562.22                    45367.71
IMATRL PRASUN   SHR__CHT 19990531 19990624 150026 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class B on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment, would have grown to $37,562 - a 275.62% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends, and capital gains, if any, reinvested, the same $10,000 investment would have grown to $45,368 - a 353.68% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR EQUITY INCOME FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 (the date Class B shares were first offered) and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares, and reflect Class T shares' prior 0.65% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.22%          8.15%        136.72%       275.30%
CL C

FIDELITY ADV EQUITY INCOME -  7.22%          7.15%        136.72%       275.30%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            12.73%         12.34%       174.04%       353.68%

S&P 500                       12.61%         21.03%       215.95%       426.65%

Equity Income Funds Average   8.63%          8.72%        130.18%       257.86%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value-oriented stocks and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  8.15%        18.81%        14.14%
CL C

FIDELITY ADV EQUITY INCOME -  7.15%        18.81%        14.14%
CL C   (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell 3000 Value            12.34%       22.34%        16.33%

S&P 500                       21.03%       25.87%        18.07%

Equity Income Funds Average   8.72%        18.04%        13.46%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and shows you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Income -CL C      Russell 3000 Value
             00480                       RS008
  1989/05/31      10000.00                    10000.00
  1989/06/30      10040.45                     9954.64
  1989/07/31      10674.59                    10599.07
  1989/08/31      10813.43                    10857.52
  1989/09/30      10673.95                    10757.27
  1989/10/31      10088.74                    10351.66
  1989/11/30      10221.27                    10464.88
  1989/12/31      10370.11                    10677.40
  1990/01/31       9714.36                    10005.91
  1990/02/28       9731.71                    10257.70
  1990/03/31       9731.71                    10377.78
  1990/04/30       9355.06                     9975.60
  1990/05/31       9971.10                    10781.85
  1990/06/30       9926.90                    10552.18
  1990/07/31       9766.93                    10440.10
  1990/08/31       9025.25                     9502.33
  1990/09/30       8342.75                     9025.06
  1990/10/31       8153.14                     8877.54
  1990/11/30       8697.89                     9489.37
  1990/12/31       8889.38                     9732.96
  1991/01/31       9341.69                    10190.22
  1991/02/28      10009.62                    10889.35
  1991/03/31      10169.37                    11081.10
  1991/04/30      10169.13                    11163.25
  1991/05/31      10726.04                    11585.44
  1991/06/30      10233.73                    11094.63
  1991/07/31      10793.79                    11547.51
  1991/08/31      11022.40                    11766.70
  1991/09/30      10965.29                    11686.84
  1991/10/31      11147.99                    11876.30
  1991/11/30      10695.91                    11275.14
  1991/12/31      11539.28                    12206.04
  1992/01/31      11655.45                    12290.29
  1992/02/29      12015.55                    12611.26
  1992/03/31      11820.34                    12431.72
  1992/04/30      12241.63                    12916.42
  1992/05/31      12349.70                    13000.29
  1992/06/30      12212.20                    12895.64
  1992/07/31      12529.40                    13392.74
  1992/08/31      12231.94                    12994.57
  1992/09/30      12311.88                    13179.64
  1992/10/31      12471.83                    13214.91
  1992/11/30      12912.09                    13679.21
  1992/12/31      13233.64                    14024.78
  1993/01/31      13646.35                    14459.93
  1993/02/28      13999.68                    14931.10
  1993/03/31      14454.37                    15381.30
  1993/04/30      14383.51                    15170.11
  1993/05/31      14606.88                    15488.99
  1993/06/30      14749.62                    15814.35
  1993/07/31      14953.85                    15999.62
  1993/08/31      15475.72                    16581.53
  1993/09/30      15373.16                    16641.57
  1993/10/31      15557.76                    16666.16
  1993/11/30      15239.84                    16314.69
  1993/12/31      15619.30                    16640.62
  1994/01/31      16337.19                    17266.75
  1994/02/28      15906.45                    16727.53
  1994/03/31      15225.32                    16093.01
  1994/04/30      15751.04                    16386.73
  1994/05/31      15854.12                    16554.85
  1994/06/30      15749.60                    16155.15
  1994/07/31      16288.05                    16636.23
  1994/08/31      17137.14                    17132.56
  1994/09/30      16846.28                    16604.21
  1994/10/31      17158.24                    16778.42
  1994/11/30      16575.90                    16100.64
  1994/12/31      16617.73                    16316.97
  1995/01/31      16851.48                    16757.84
  1995/02/28      17435.86                    17416.18
  1995/03/31      18010.88                    17768.23
  1995/04/30      18480.92                    18326.31
  1995/05/31      18983.00                    19060.33
  1995/06/30      19239.78                    19356.90
  1995/07/31      19936.49                    20033.93
  1995/08/31      20161.57                    20348.23
  1995/09/30      20772.35                    21040.31
  1995/10/31      20525.32                    20768.51
  1995/11/30      21373.83                    21798.34
  1995/12/31      21928.15                    22358.52
  1996/01/31      22557.40                    23002.38
  1996/02/29      22634.65                    23193.75
  1996/03/31      22789.44                    23596.49
  1996/04/30      22933.33                    23738.87
  1996/05/31      23099.35                    24064.81
  1996/06/30      22955.57                    24055.27
  1996/07/31      22079.49                    23106.83
  1996/08/31      22500.90                    23803.49
  1996/09/30      23288.39                    24718.00
  1996/10/31      23755.27                    25603.35
  1996/11/30      25267.07                    27410.65
  1996/12/31      24998.66                    27186.70
  1997/01/31      25822.42                    28410.56
  1997/02/28      26005.47                    28812.92
  1997/03/31      24962.79                    27803.43
  1997/04/30      26005.29                    28894.60
  1997/05/31      27517.49                    30576.72
  1997/06/30      28845.97                    31912.24
  1997/07/31      30923.61                    34207.96
  1997/08/31      29672.44                    33158.13
  1997/09/30      31222.12                    35182.19
  1997/10/31      29843.66                    34201.54
  1997/11/30      30715.86                    35599.73
  1997/12/31      31320.05                    36655.43
  1998/01/31      31221.77                    36122.50
  1998/02/28      33402.88                    38530.06
  1998/03/31      34898.59                    40809.61
  1998/04/30      35033.57                    41075.79
  1998/05/31      34702.25                    40385.95
  1998/06/30      35083.28                    40833.25
  1998/07/31      34530.50                    39891.54
  1998/08/31      29322.06                    33928.81
  1998/09/30      30722.44                    35873.43
  1998/10/31      33228.39                    38509.14
  1998/11/30      34677.91                    40242.80
  1998/12/31      36145.78                    41604.12
  1999/01/31      35431.76                    41835.83
  1999/02/28      34698.15                    41072.28
  1999/03/31      35367.19                    41835.80
  1999/04/30      38251.15                    45737.04
  1999/05/28      37530.16                    45367.71
IMATRL PRASUN   SHR__CHT 19990531 19990624 150119 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Class C on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment, would have grown to $37,530 - a 275.30% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $45,368 - a 353.68% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(Photograph of Bob Chow)

An interview with Bob Chow, Portfolio Manager of Fidelity Advisor
Equity Income Fund

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 8.60%, 8.50%, 8.20% and 8.22%, respectively. In comparison, the equity income funds average tracked by Lipper Inc. returned 8.63%, while the Russell 3000 Value Index and the Standard and Poor's 500 Index returned 12.73% and 12.61%, respectively, during the same period. For the 12-month period that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 8.98%, 8.75%, 8.20% and 8.15%, respectively. During the same period, the Lipper average returned 8.72%, while the Russell 3000 and the S&P 500 indexes returned 12.34% and 21.03%, respectively.

Q. STARTING WITH THIS REPORT, THE FUND COMPARES ITS PERFORMANCE TO THE RUSSELL 3000 VALUE INDEX. WHY THE CHANGE?

A. Given the fund's focus on stocks with "value" characteristics, the Russell 3000 Value Index more closely reflects the fund's investment strategy than the S&P 500 index, which measures the performance of both growth and value stocks. The Russell 3000 Value Index focuses on large, mid- and small-cap companies with value characteristics - rather than growth stocks. In managing the fund, I concentrate on stocks with value characteristics - stocks that I think are either misperceived or mis-priced, where a company's business fundamentals argue for a higher valuation, or that may be in the early stages of turning around its operations. Given that this is an equity-income fund, I also look for stocks that have dividend yields either equal to or greater than the S&P 500's.

Q. WHAT FACTORS CAUSED THE FUND TO LAG THE INDEX, YET PERFORM IN LINE WITH THE LIPPER GROUP?

A. While the Russell 3000 Value Index more closely reflects the strategy of the fund, nearly 50% of the index is in two sectors, finance and utilities. As a result, it is not as diversified as the fund. The fund's underweighted position in financial stocks relative to the index detracted from the fund's performance as financial stocks rallied significantly during the period. In addition, individual securities, such as Time Warner, which did not meet my criteria as a value stock, but is included in the index, contributed considerably to the index's total return. Relative to the Lipper average, the fund benefited from its overweighted positions in the industrial machinery and energy sectors, with strong stock selection in these groups.

Q. DID ANY OTHER INDIVIDUAL HOLDINGS HURT THE FUND'S PERFORMANCE?

A. The fund's investment in drug store chain Rite Aid detracted from total return. The stock took a hit as the company's expansion plans increased operating costs, resulting in a negative impact on profits. The fund no longer owned Rite Aid at the close of the period. Another disappointment for the fund was UNOVA. The market reacted negatively to the automated industrial equipment company as earnings disappointed and synergies from recent acquisitions took longer than anticipated.

Q. WHAT STOCKS MADE A CONTRIBUTION TO THE FUND'S PERFORMANCE?

A. Citigroup, AT&T and IBM were the top contributors during the period. Citigroup shares rebounded nicely as the merger between this banking giant and Travelers showed promising results and the global economic environment improved. Bowater, a leading supplier of newsprint, was an example of an undervalued cyclical stock that was poised for a rebound. Its stock price improved as the world economy picked up steam, which should help earnings. IBM's shares surged as the company produced strong sales results.

Q. WHAT'S YOUR OUTLOOK?

A. Six months ago, the global economy appeared to be perched at the edge of a deflationary abyss. Today, conditions seem much improved as South Korea, Brazil, Europe and even Japan have shown signs that their economies are stabilizing. In some cases, overseas economies have exhibited positive signs of improvement with growth in gross domestic product and stronger consumer spending. In this very different market environment, I think a portfolio of mid-cap value stocks, combined with some cyclical exposure, can outperform the broader market over the coming months. As a result, the fund continues to hold U.S. equities that stand to benefit from an improving global environment.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks to maintain a yield
that exceeds the composite
dividend yield of the S&P
500; also considers the
potential for achieving
capital appreciation

START DATE: April 25, 1983

SIZE: as of May 31, 1999,
more than $4.3 billion

MANAGER: Bob Chow, since
1996; joined Fidelity in
1989
(checkmark)

BOB CHOW ON THE IMPROVING
GLOBAL ECONOMY AND CHANGES
TO HIS INVESTMENT STRATEGY:

"Two of the most important
developments during the period
were signs of an improving global
economy and the broadening of
market leadership into cyclicals,
energy, and mid- and small-cap
value stocks. Over the past year, the
incredible rally in blue-chip
stocks was a bit overdone, in my
opinion. Given the market's bias
toward growth and its aversion to
value stocks, the fund lagged
during the first quarter of 1999.
Recently, however, this trend
started to reverse course as the
global economy began to pick up
steam. In response, I increased the
fund's weightings in value stocks
that stand to benefit from the
improving global economy.
Specifically, I increased the fund's
holdings in basic industries such
as chemicals, metals and paper
products. I also increased the fund's
exposure to energy stocks and to the
industrial machinery sector. On the
other hand, I reduced the fund's
holdings in the pharmaceutical
and telecommunication
industries, which I believe have
above average risk of valuation
declines relative to other sectors.
I also took profits in General
Electric because I believe the
premium investors paid for safety,
in stocks such as GE, is no longer
necessary in an environment of
recovering global economies."

INVESTMENT CHANGES



TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Waste Management, Inc.          2.3                      0.7

Exxon Corp.                     2.2                      0.7

Fleet Financial Group, Inc.     2.1                      3.3

Household International, Inc.   2.0                      0.5

Royal Dutch Petroleum Co.       1.9                      0.0
(NY Registry Gilder 1.25)

Bowater, Inc.                   1.8                      1.6

Pitney Bowes, Inc.              1.7                      1.6

AT&T Corp.                      1.6                      2.0

Federated Department Stores,    1.6                      1.6
Inc.

Philip Morris Companies, Inc.   1.6                      2.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         21.2                     18.5

ENERGY                          11.3                     10.1

BASIC INDUSTRIES                11.0                     7.7

TECHNOLOGY                      9.5                      8.5

INDUSTRIAL MACHINERY &          8.3                      6.3
EQUIPMENT



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *             AS OF NOVEMBER 30, 1998 **

Stocks 98.2%                     Stocks 94.1%

Short-Term  Investments 1.8%     Short-Term  Investments 5.9%

* FOREIGN INVESTMENTS   4.3%      ** FOREIGN INVESTMENTS  6.0%



Row: 1, Col: 1, Value: 98.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.8

Row: 1, Col: 1, Value: 94.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.9

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.2%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.8%

AEROSPACE & DEFENSE - 1.7%

GenCorp, Inc.                     1,225,200                $ 29,941

Lockheed Martin Corp.             900,000                   36,394

United Technologies Corp.         140,000                   8,689

                                                            75,024

DEFENSE ELECTRONICS - 1.1%

Litton Industries, Inc. (a)       593,000                   38,508

Raytheon Co. Class B              130,000                   8,848

                                                            47,356

TOTAL AEROSPACE & DEFENSE                                   122,380

BASIC INDUSTRIES - 11.0%

CHEMICALS & PLASTICS - 4.1%

Arch Chemicals, Inc. (a)          629,950                   14,528

Crompton & Knowles Corp.          1,500,000                 27,094

Dexter Corp.                      1,100,000                 42,625

E.I. du Pont de Nemours and       300,000                   19,631
Co.

Georgia Gulf Corp.                183,320                   2,738

IMC Global, Inc.                  1,800,000                 37,688

Millennium Chemicals, Inc.        575,600                   14,354

Nalco Chemical Co.                446,900                   14,971

Solutia, Inc.                     189,500                   4,252

                                                            177,881

IRON & STEEL - 0.4%

Nucor Corp.                       370,000                   18,477

METALS & MINING - 2.1%

Alcoa, Inc.                       950,000                   52,250

Olin Corp.                        1,600,000                 21,200

Phelps Dodge Corp.                400,000                   20,725

                                                            94,175

PAPER & FOREST PRODUCTS - 4.4%

Bowater, Inc.                     1,600,000                 82,400

Champion International Corp.      600,000                   30,750

Chesapeake Corp.                  600,000                   21,638

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Georgia-Pacific Corp.             200,000                  $ 17,288

Kimberly-Clark Corp.              730,000                   42,842

                                                            194,918

TOTAL BASIC INDUSTRIES                                      485,451

CONSTRUCTION & REAL ESTATE -
2.0%

BUILDING MATERIALS - 1.4%

Ferro Corp.                       974,400                   28,319

USG Corp.                         580,000                   32,843

                                                            61,162

CONSTRUCTION - 0.3%

Centex Corp.                      220,000                   8,154

Lennar Corp.                      350,000                   7,919

                                                            16,073

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Duke Realty Investments, Inc.     223,672                   5,172

Public Storage, Inc.              240,000                   7,005

                                                            12,177

TOTAL CONSTRUCTION & REAL                                   89,412
ESTATE

DURABLES - 3.6%

AUTOS, TIRES, & ACCESSORIES -
1.9%

Ford Motor Co.                    600,000                   34,238

TRW, Inc.                         1,000,000                 50,063

                                                            84,301

CONSUMER DURABLES - 1.0%

Minnesota Mining &                500,000                   42,875
Manufacturing Co.

HOME FURNISHINGS - 0.4%

Leggett & Platt, Inc.             700,000                   18,463

TEXTILES & APPAREL - 0.3%

Reebok International Ltd. (a)     700,000                   13,913

TOTAL DURABLES                                              159,552

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - 11.3%

ENERGY SERVICES - 1.7%

Baker Hughes, Inc.                800,000                  $ 24,900

Halliburton Co.                   600,000                   24,825

Schlumberger Ltd.                 400,000                   24,075

                                                            73,800

OIL & GAS - 9.6%

Apache Corp.                      650,000                   23,400

BP Amoco PLC sponsored ADR        450,000                   48,206

Chevron Corp.                     400,000                   37,075

Exxon Corp.                       1,200,000                 95,850

Kerr-McGee Corp.                  1,300,000                 60,450

Royal Dutch Petroleum Co. (NY     1,500,000                 84,844
Registry Gilder 1.25)

Tosco Corp.                       350,000                   8,947

Total SA sponsored ADR            380,000                   23,109

Weatherford International,        1,300,000                 42,900
Inc. (a)

                                                            424,781

TOTAL ENERGY                                                498,581

FINANCE - 21.2%

BANKS - 6.1%

Bank of America Corp.             660,000                   42,694

Bank of New York Co., Inc.        1,200,000                 42,900

Bank One Corp.                    740,000                   41,856

Chase Manhattan Corp.             550,000                   39,875

Comerica, Inc.                    1,079,000                 65,212

Mellon Bank Corp.                 1,000,000                 35,688

                                                            268,225

CREDIT & OTHER FINANCE - 7.2%

American Express Co.              280,000                   33,933

Associates First Capital          400,000                   16,400
Corp. Class A

Citigroup, Inc.                   900,000                   59,625

Countrywide Credit                600,000                   24,675
Industries, Inc.

Fleet Financial Group, Inc.       2,300,000                 94,588

Household International, Inc.     2,000,000                 86,750

                                                            315,971

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 1.8%

Fannie Mae                        650,000                  $ 44,200

Freddie Mac                       600,000                   34,988

                                                            79,188

INSURANCE - 4.4%

American International Group,     200,000                   22,863
Inc.

Hartford Financial Services       600,000                   37,950
Group, Inc.

MBIA, Inc.                        640,000                   43,720

MGIC Investment Corp.             250,000                   12,031

PMI Group, Inc.                   1,100,000                 64,350

PXRE Corp. (c)                    660,000                   12,293

                                                            193,207

SAVINGS & LOANS - 0.6%

Washington Federal, Inc.          480,000                   10,800

Washington Mutual, Inc.           500,000                   19,094

                                                            29,894

SECURITIES INDUSTRY - 1.1%

Goldman Sachs Group, Inc. (a)     16,000                    1,087

Lehman Brothers Holdings,         850,000                   46,431
Inc.

                                                            47,518

TOTAL FINANCE                                               934,003

HEALTH - 4.3%

DRUGS & PHARMACEUTICALS - 2.6%

Bristol-Myers Squibb Co.          640,000                   43,920

Lilly (Eli) & Co.                 300,000                   21,431

Merck & Co., Inc.                 700,000                   47,250

                                                            112,601

MEDICAL EQUIPMENT & SUPPLIES
- 1.7%

Cardinal Health, Inc.             220,000                   13,283

Johnson & Johnson                 400,000                   37,050

Mallinckrodt, Inc.                700,000                   24,238

                                                            74,571

TOTAL HEALTH                                                187,172

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.3%

ELECTRICAL EQUIPMENT - 2.0%

General Electric Co.              440,000                  $ 44,743

Harris Corp.                      600,000                   22,688

Honeywell, Inc.                   200,000                   18,925

                                                            86,356

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

Ingersoll-Rand Co.                200,000                   12,737

Kennametal, Inc.                  320,000                   9,100

Timken Co.                        1,000,000                 20,563

Tyco International Ltd.           400,000                   34,950

UNOVA, Inc. (a)                   1,653,600                 23,977

Watts Industries, Inc. Class A    136,300                   2,309

                                                            103,636

POLLUTION CONTROL - 4.0%

Browning-Ferris Industries,       1,000,000                 41,500
Inc.

Republic Services, Inc. Class     1,370,000                 32,195
A (a)

Waste Management, Inc.            1,900,000                 100,445

                                                            174,140

TOTAL INDUSTRIAL MACHINERY &                                364,132
EQUIPMENT

MEDIA & LEISURE - 1.2%

BROADCASTING - 0.3%

Time Warner, Inc.                 180,000                   12,251

PUBLISHING - 0.7%

Belo (A.H.) Corp. Class A         1,000,000                 22,063

Meredith Corp.                    200,000                   6,988

                                                            29,051

RESTAURANTS - 0.2%

CKE Restaurants, Inc.             300,000                   5,513

Foodmaker, Inc. (a)               176,100                   4,755

                                                            10,268

TOTAL MEDIA & LEISURE                                       51,570

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - 4.2%

BEVERAGES - 1.5%

PepsiCo, Inc.                     1,000,000                $ 35,813

Whitman Corp.                     1,700,000                 28,900

                                                            64,713

FOODS - 0.4%

Interstate Bakeries Corp.         400,000                   8,750

Lance, Inc.                       500,000                   7,281

                                                            16,031

HOUSEHOLD PRODUCTS - 0.7%

Church & Dwight Co., Inc.         400,000                   17,075

Unilever NV                       232,142                   15,162

                                                            32,237

TOBACCO - 1.6%

Philip Morris Companies, Inc.     1,800,000                 69,413

TOTAL NONDURABLES                                           182,394

RETAIL & WHOLESALE - 7.5%

APPAREL STORES - 1.4%

Ross Stores, Inc.                 800,000                   36,750

TJX Companies, Inc.               360,000                   10,800

United Stationers, Inc. (a)       755,400                   14,164

                                                            61,714

DRUG STORES - 0.6%

CVS Corp.                         200,000                   9,200

General Nutrition Companies,      1,100,000                 18,219
Inc. (a)

                                                            27,419

GENERAL MERCHANDISE STORES -
4.2%

Consolidated Stores Corp. (a)     380,000                   13,063

Dayton Hudson Corp.               500,000                   31,500

Federated Department Stores,      1,300,000                 70,850
Inc. (a)

Jo-Ann Stores, Inc. Class B       470,000                   6,022
(non vtg.) (a)

May Department Stores Co.         1,000,000                 43,313
(The)

Wal-Mart Stores, Inc.             440,000                   18,755

                                                            183,503

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 320,000                   14,880

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.9%

Borders Group, Inc. (a)           250,000                  $ 4,281

Home Depot, Inc.                  340,000                   19,338

Officemax, Inc. (a)               1,500,000                 17,250

                                                            40,869

TOTAL RETAIL & WHOLESALE                                    328,385

SERVICES - 1.5%

PRINTING - 0.7%

Donnelley (R.R.) & Sons Co.       350,000                   12,688

Reynolds & Reynolds Co. Class     700,000                   15,313
A

                                                            28,001

SERVICES - 0.8%

ACNielsen Corp. (a)               1,000,000                 28,188

G & K Services, Inc. Class A      168,000                   7,938

                                                            36,126

TOTAL SERVICES                                              64,127

TECHNOLOGY - 9.5%

COMPUTER SERVICES & SOFTWARE
- 4.3%

CompUSA, Inc. (a)                 300,000                   2,419

Electronic Data Systems Corp.     460,000                   25,875

International Business            560,000                   65,135
Machines Corp.

Keane, Inc. (a)                   500,000                   14,500

Microsoft Corp. (a)               100,000                   8,069

Networks Associates, Inc. (a)     1,000,000                 14,688

Symantec Corp. (a)                232,500                   5,696

Unisys Corp. (a)                  900,000                   34,144

Wang Laboratories, Inc. (a)       700,000                   20,256

                                                            190,782

COMPUTERS & OFFICE EQUIPMENT
- 3.8%

Hewlett-Packard Co.               720,000                   67,905

Pitney Bowes, Inc.                1,200,000                 76,500

Xerox Corp.                       400,000                   22,475

                                                            166,880

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.5%

Tektronix, Inc.                   1,000,000                $ 23,188

ELECTRONICS - 0.9%

Micron Technology, Inc. (a)       450,000                   17,072

Texas Instruments, Inc.           200,000                   21,875

                                                            38,947

TOTAL TECHNOLOGY                                            419,797

TRANSPORTATION - 1.7%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     100,000                   6,506

RAILROADS - 1.4%

Burlington Northern Santa Fe      1,100,000                 34,100
Corp.

CSX Corp.                         600,000                   28,163

                                                            62,263

TRUCKING & FREIGHT - 0.1%

Consolidated Freightways          470,000                   6,286
Corp. (a)

TOTAL TRANSPORTATION                                        75,055

UTILITIES - 8.1%

ELECTRIC UTILITY - 2.3%

CMS Energy Corp.                  700,000                   32,550

Duke Energy Corp.                 450,000                   27,141

Entergy Corp.                     480,000                   15,570

PG&E Corp.                        700,000                   23,625

                                                            98,886

TELEPHONE SERVICES - 5.8%

Ameritech Corp.                   660,000                   43,436

AT&T Corp.                        1,300,000                 72,150

Bell Atlantic Corp.               580,000                   31,755

MCI WorldCom, Inc. (a)            500,000                   43,187

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Sprint Corp. (FON Group)          200,000                  $ 22,550

U.S. WEST, Inc.                   800,000                   43,250

                                                            256,328

TOTAL UTILITIES                                             355,214

TOTAL COMMON STOCKS                            4,317,225
(Cost $3,391,898)

CONVERTIBLE PREFERRED STOCKS
- 0.0%



MEDIA & LEISURE - 0.0%

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd.       50,000                    0
9.5% (a) (Cost $235)

CASH EQUIVALENTS - 1.8%



Taxable Central Cash Fund (b)     79,244,563                79,245
(Cost $79,245)

TOTAL INVESTMENT IN                                          $ 4,396,470
SECURITIES - 100%
(Cost $3,471,378)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,480,250,000. Net unrealized appreciation aggregated $916,220,000, of which $1,010,850,000 related to appreciated investment securities and $94,630,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                        AMOUNTS IN THOUSANDS (EXCEPT
                           PER-SHARE AMOUNTS) MAY 31,
                                     1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 4,396,470
value (cost $3,471,378) -
See accompanying schedule

Receivable for investments                7,091
sold

Receivable for fund shares                5,473
sold

Dividends receivable                      8,461

Interest receivable                       525

Other receivables                         36

 TOTAL ASSETS                             4,418,056

LIABILITIES

Payable for investments        $ 49,785
purchased

Payable for fund shares         7,614
redeemed

Accrued management fee          1,785

Distribution fees payable       2,045

Other payables and accrued      643
expenses

 TOTAL LIABILITIES                        61,872

NET ASSETS                               $ 4,356,184

Net Assets consist of:

Paid in capital                          $ 3,051,680

Undistributed net investment              5,653
income

Accumulated undistributed net             373,769
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               925,082
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 4,356,184

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

              AMOUNTS IN THOUSANDS (EXCEPT
                PER-SHARE AMOUNTS) MAY 31,
                          1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $29.07
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share  ($96,598
(divided by) 3,323 shares)

Maximum offering price per         $30.84
share (100/94.25 of $29.07)

CLASS T: NET ASSET VALUE and       $29.28
redemption price per share
($2,769,064 (divided by)
94,557 shares)

Maximum offering price per         $30.34
share (100/96.50 of $29.28)

CLASS B: NET ASSET VALUE and       $29.12
offering price per share
($944,005 (divided by)
32,415 shares) A

CLASS C: NET ASSET VALUE and       $29.15
offering price per share
($55,469 (divided by) 1,903
shares) A

INSTITUTIONAL CLASS: NET           $29.55
ASSET VALUE, offering price
and redemption price   per
share ($491,048 (divided by)
16,618 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                           AMOUNTS IN THOUSANDS  SIX
                           MONTHS ENDED MAY 31, 1999
                                          (UNAUDITED)

INVESTMENT INCOME                           $ 34,531
Dividends (including $343
received from affiliated
issuers)

Interest                                     4,556

 TOTAL INCOME                                39,087

EXPENSES

Management fee                   $ 10,203

Transfer agent fees               4,033

Distribution fees                 11,595

Accounting fees and expenses      447

Non-interested trustees'          11
compensation

Custodian fees and expenses       38

Registration fees                 148

Audit                             15

Legal                             8

 Total expenses before            26,498
reductions

 Expense reductions               (518)      25,980

NET INVESTMENT INCOME                        13,107

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            376,005

 Foreign currency transactions    (61)       375,944

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (47,816)

 Assets and liabilities in        (28)       (47,844)
foreign currencies

NET GAIN (LOSS)                              328,100

NET INCREASE (DECREASE) IN                  $ 341,207
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 13,107                       $ 25,816
income

 Net realized gain (loss)       375,944                        223,136

 Change in net unrealized       (47,844)                       212,047
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     341,207                        460,999
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (11,683)                       (25,412)
From net investment income

 From net realized gain         (187,705)                      (218,223)

 TOTAL DISTRIBUTIONS            (199,388)                      (243,635)

Share transactions - net        105,792                        528,457
increase (decrease)

  TOTAL INCREASE (DECREASE)     247,611                        745,821
IN NET ASSETS

NET ASSETS

 Beginning of period            4,108,573                      3,362,752

 End of period (including      $ 4,356,184                    $ 4,108,573
undistributed net investment
income of $5,653 and $4,229,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.15                        $ 26.69                   $ 22.78   $ 20.38
period

Income from Investment
Operations

Net investment income E           .12                            .24                       .23       .06

Net realized and unrealized       2.20                           3.19                      4.61      2.44
gain (loss)

Total from investment             2.32                           3.43                      4.84      2.50
operations

Less Distributions

From net investment income        (.11)                          (.25)                     (.34)     (.10)

From net realized gain            (1.29)                         (1.72)                    (.59)     -

Total distributions               (1.40)                         (1.97)                    (.93)     (.10)

Net asset value, end of period   $ 29.07                        $ 28.15                   $ 26.69   $ 22.78

TOTAL RETURN B, C                 8.60%                          13.82%                    22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 96,598                       $ 65,436                  $ 25,659  $ 3,306
(000 omitted)

Ratio of expenses to average      1.01% A                        1.03%                     1.26% G   1.46% A, D, G
net assets

Ratio of expenses to average      .98% A, H                      1.02% H                   1.25% H   1.44% A, H
net assets after expense
reductions

Ratio of net investment           .90% A                         .89%                      .93%      1.27% A
income to average net assets

Portfolio turnover                120% A                         59%                       55%       78%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                              SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                              (UNAUDITED)                    1998                      1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of $ 28.35                        $ 26.85                   $ 22.83      $ 19.95      $ 15.96
period

Income from Invest- ment
Operations

Net investment income          .10 D                          .19 D                     .26 D        .30 D        .31

Net realized and unrealized    2.21                           3.22                      4.62         3.35         4.26
gain (loss)

Total from investment          2.31                           3.41                      4.88         3.65         4.57
operations

Less Distributions

From net investment income     (.09)                          (.19)                     (.27)        (.31)        (.30)

From net realized gain         (1.29)                         (1.72)                    (.59)        (.46)        (.28)

 Total distributions           (1.38)                         (1.91)                    (.86)        (.77)        (.58)

Net asset value, end of period $ 29.28                       $ 28.35                   $ 26.85      $ 22.83      $ 19.95

TOTAL RETURN B, C              8.50%                          13.63%                    22.12%       18.89%       29.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period    $ 2,769,064                    $ 2,635,406               $ 2,190,070  $ 1,672,994  $ 880,054
(000 omitted)

Ratio of expenses to average   1.23% A                        1.21%                     1.23%        1.27%        1.48%
net assets

Ratio of expenses to average   1.20% A, E                     1.20% E                   1.21% E      1.26% E      1.47% E
net assets after expense
reductions

Ratio of net invest- ment      .68% A                         .72%                      1.05%        1.45%        1.78%
income to average net assets

Portfolio turnover             120% A                         59%                       55%          78%          80%





                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.86
period

Income from Invest- ment
Operations

Net investment income             .28 D

Net realized and unrealized       1.03
gain (loss)

Total from investment             1.31
operations

Less Distributions

From net investment income        (.21)

From net realized gain            -

 Total distributions              (.21)

Net asset value, end of period   $ 15.96

TOTAL RETURN B, C                 8.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 179,501
(000 omitted)

Ratio of expenses to average      1.67%
net assets

Ratio of expenses to average      1.64% E
net assets after expense
reductions

Ratio of net invest- ment         1.69%
income to average net assets

Portfolio turnover                140%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.20                        $ 26.73                   $ 22.73    $ 19.90    $ 15.94
period

Income from Invest- ment
Operations

Net investment  income            .02 D                          .05 D                     .13 D      .19 D      .26

Net realized  and unrealized      2.20                           3.21                      4.61       3.33       4.23
gain (loss)

Total from investment             2.22                           3.26                      4.74       3.52       4.49
operations

Less Distributions

From net investment income        (.01)                          (.07)                     (.15)      (.23)      (.25)

From net  realized gain           (1.29)                         (1.72)                    (.59)      (.46)      (.28)

Total distributions               (1.30)                         (1.79)                    (.74)      (.69)      (.53)

Net asset value, end of period   $ 29.12                        $ 28.20                   $ 26.73    $ 22.73    $ 19.90

TOTAL RETURN B, C                 8.20%                          13.06%                    21.52%     18.22%     28.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 944,005                      $ 877,573                 $ 682,308  $ 500,447  $ 270,101
(000 omitted)

Ratio of expenses to average      1.74% A                        1.74%                     1.74% F    1.81%      1.85%
net assets

Ratio of expenses to average      1.72% A, G                     1.72% G                   1.73% G    1.79% G    1.84% G
net assets after expense
reductions

Ratio of net invest- ment         .17% A                         .19%                      .53%       .92%       1.41%
income to average net assets

Portfolio turnover                120% A                         59%                       55%        78%        80%





                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.21
period

Income from Invest- ment
Operations

Net investment  income            .08 D

Net realized  and unrealized      .72
gain (loss)

Total from investment             .80
operations

Less Distributions

From net investment income        (.07)

From net  realized gain           -

Total distributions               (.07)

Net asset value, end of period   $ 15.94

TOTAL RETURN B, C                 5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 35,373
(000 omitted)

Ratio of expenses to average      2.24% A
net assets

Ratio of expenses to average      2.18% A, G
net assets after expense
reductions

Ratio of net invest- ment         1.15% A
income to average net assets

Portfolio turnover                140%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS  ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                     1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.23                         $ 26.84                   $ 26.65
period

Income from Investment
Operations

Net investment income D           .02                             .02                       .02

Net realized and unrealized       2.21                            3.21                      .17
gain (loss)

Total from investment             2.23                            3.23                      .19
operations

Less Distributions

From net investment income        (.02)                           (.12)                     -

From net realized gain            (1.29)                          (1.72)                    -

Total distributions               (1.31)                          (1.84)                    -

Net asset value, end of period   $ 29.15                         $ 28.23                   $ 26.84

TOTAL RETURN B, C                 8.22%                           12.90%                    .71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 55,469                        $ 37,014                  $ 684
(000 omitted)

Ratio of expenses to average      1.76% A                         1.84%                     1.85% A, F
net assets

Ratio of expenses to average      1.73% A, G                      1.82% G                   1.81% A, G
net assets after expense
reductions

Ratio of net investment           .15% A                          .07%                      1.24% A
income to average  net assets

Portfolio turnover                120% A                          59%                       55%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.59                        $ 27.07                   $ 23.00    $ 20.09    $ 16.07
period

Income from Investment
Operations

Net investment  income            .17 D                          .34 D                     .39 D      .42 D      .45

Net realized and unrealized       2.23                           3.24                      4.68       3.37       4.28
gain (loss)

Total from investment             2.40                           3.58                      5.07       3.79       4.73
operations

Less Distributions

From net invest- ment income      (.15)                          (.34)                     (.41)      (.42)      (.43)

From net  realized gain           (1.29)                         (1.72)                    (.59)      (.46)      (.28)

Total distributions               (1.44)                         (2.06)                    (1.00)     (.88)      (.71)

Net asset value, end of period   $ 29.55                        $ 28.59                   $ 27.07    $ 23.00    $ 20.09

TOTAL RETURN B, C                 8.77%                          14.23%                    22.87%     19.54%     30.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 491,048                      $ 493,144                 $ 464,031  $ 343,867  $ 297,453
(000 omitted)

Ratio of expenses to average      .70% A                         .68%                      .69%       .71%       .74%
net assets

Ratio of expenses to average      .68% A, E                      .67% E                    .67% E     .70% E     .73% E
net assets after expense
reductions

Ratio of net investment           1.21% A                        1.25%                     1.60%      2.02%      2.52%
income to average net assets

Portfolio turnover                120% A                         59%                       55%        78%        80%





                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.93
period

Income from Investment
Operations

Net investment  income            .41 D

Net realized and unrealized       1.05
gain (loss)

Total from investment             1.46
operations

Less Distributions

From net invest- ment income      (.32)

From net  realized gain           -

Total distributions               (.32)

Net asset value, end of period   $ 16.07

TOTAL RETURN B, C                 9.82%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 197,533
(000 omitted)

Ratio of expenses to average      .73%
net assets

Ratio of expenses to average      .71% E
net assets after expense
reductions

Ratio of net investment           2.62%
income to average net assets

Portfolio turnover                140%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) (formerly a fund of Fidelity Advisor Series III) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,518,826,000 and $2,380,187,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 101,000     $ 0

CLASS T    6,734,000     113,000

CLASS B    4,529,000     3,404,000

CLASS C    231,000       182,000

          $ 11,595,000  $ 3,699,000


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 386,000    $ 171,000

CLASS T    705,000      202,000

CLASS B    933,000      933,000 *

CLASS C    18,000       18,000 *

          $ 2,042,000  $ 1,324,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 93,000     .24 *

CLASS T                 2,559,000   .19 *

CLASS B                 906,000     .20 *

CLASS C                 50,000      .22 *

INSTITUTIONAL CLASS     425,000     .18 *

                       $ 4,033,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $343,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $516,000 under this arrangement.
In addition, the fund has entered into an arrangements with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period,each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 2,000

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998



FROM NET INVESTMENT INCOME

Class A                     $ 291,000                      $ 412,000

Class T                      8,468,000                      17,008,000

Class B                      312,000                        1,994,000

Class C                      31,000                         38,000

Institutional Class          2,581,000                      5,960,000

Total                       $ 11,683,000                   $ 25,412,000

FROM NET REALIZED GAIN

Class A                     $ 3,101,000                    $ 1,745,000

Class T                      120,154,000                    142,228,000

Class B                      40,402,000                     44,523,000

Class C                      1,765,000                      120,000

Institutional Class          22,283,000                     29,607,000

Total                       $ 187,705,000                  $ 218,223,000

                            $ 199,388,000                  $ 243,635,000


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold                                        1,676                   $ 35,974
                                 1,282

Reinvestment of distributions    119                       81                       3,256

Shares redeemed                  (402)                     (394)                    (11,267)

Net increase (decrease)          999                       1,363                   $ 27,963

CLASS T Shares sold              13,056                    29,496                  $ 368,765

Reinvestment of distributions    4,460                     5,979                    122,683

Shares redeemed                  (15,903)                  (24,087)                 (447,763)

Net increase (decrease)          1,613                     11,388                  $ 43,685

CLASS B Shares sold              3,625                     7,788                   $ 101,792

Reinvestment of distributions    1,306                     1,630                    35,730

Shares redeemed                  (3,639)                   (3,817)                  (102,001)

Net increase (decrease)          1,292                     5,601                   $ 35,521

CLASS C Shares sold              783                       1,373                   $ 22,073

Reinvestment of distributions    58                        6                        1,585

Shares redeemed                  (249)                     (93)                     (7,028)

Net increase (decrease)          592                       1,286                   $ 16,630

INSTITUTIONAL CLASS Shares       1,269                     4,647                   $ 36,249
sold

Reinvestment of distributions    809                       1,179                    22,437

Shares redeemed                  (2,710)                   (5,719)                  (76,693)

Net increase (decrease)          (632)                     107                     $ (18,007)





AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 45,746


Reinvestment of distributions    2,044

Shares redeemed                  (10,576)

Net increase (decrease)         $ 37,214

CLASS T Shares sold             $ 803,775

Reinvestment of distributions    151,631

Shares redeemed                  (653,931)

Net increase (decrease)         $ 301,475

CLASS B Shares sold             $ 212,094

Reinvestment of distributions    41,041

Shares redeemed                  (102,483)

Net increase (decrease)         $ 150,652

CLASS C Shares sold             $ 37,538

Reinvestment of distributions    145

Shares redeemed                  (2,412)

Net increase (decrease)         $ 35,271

INSTITUTIONAL CLASS Shares      $ 128,397
sold

Reinvestment of distributions    30,191

Shares redeemed                  (154,743)

Net increase (decrease)         $ 3,845


8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES


AMOUNTS IN THOUSANDS     PURCHASE COST    SALES COST    DIVIDEND INCOME    VALUE
AFFILIATE

PXRE Corp.               $ -              $ -           $ 343              $ 12,293


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Equity Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse-Coopers LLP would have caused them to make reference to the disagreement in their report.





INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

C. Robert Chow, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

EPI-SANN-0799   80247
1.704674.101

(Fidelity Logo Graphic)(registered trademark)

FIDELITY ADVISOR
EQUITY INCOME
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  19  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 28  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -   8.77%          9.34%        150.19%       301.94%
INST CL

Russell 3000 Value             12.73%         12.34%       174.04%       353.68%

S&P 500(registered trademark)  12.61%         21.03%       215.95%       426.65%

Equity Income Funds Average    8.63%          8.72%        130.18%       257.86%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Russell 3000 Value Index - a market capitalization-weighted index of U.S. domiciled value-oriented stocks and the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the equity income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 240 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV EQUITY INCOME -  9.34%        20.13%        14.93%
INST CL

Russell 3000 Value            12.34%       22.34%        16.33%

S&P 500                       21.03%       25.87%        18.07%

Equity Income Funds Average   8.72%        18.04%        13.46%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Equity Income -CL I      Russell 3000 Value
             00080                       RS008
  1989/05/31      10000.00                    10000.00
  1989/06/30      10040.45                     9954.64
  1989/07/31      10674.59                    10599.07
  1989/08/31      10813.43                    10857.52
  1989/09/30      10673.95                    10757.27
  1989/10/31      10088.74                    10351.66
  1989/11/30      10221.27                    10464.88
  1989/12/31      10370.11                    10677.40
  1990/01/31       9714.36                    10005.91
  1990/02/28       9731.71                    10257.70
  1990/03/31       9731.71                    10377.78
  1990/04/30       9355.06                     9975.60
  1990/05/31       9971.10                    10781.85
  1990/06/30       9926.90                    10552.18
  1990/07/31       9766.93                    10440.10
  1990/08/31       9025.25                     9502.33
  1990/09/30       8342.75                     9025.06
  1990/10/31       8153.14                     8877.54
  1990/11/30       8697.89                     9489.37
  1990/12/31       8889.38                     9732.96
  1991/01/31       9341.69                    10190.22
  1991/02/28      10009.62                    10889.35
  1991/03/31      10169.37                    11081.10
  1991/04/30      10169.13                    11163.25
  1991/05/31      10726.04                    11585.44
  1991/06/30      10233.73                    11094.63
  1991/07/31      10793.79                    11547.51
  1991/08/31      11022.40                    11766.70
  1991/09/30      10965.29                    11686.84
  1991/10/31      11147.99                    11876.30
  1991/11/30      10695.91                    11275.14
  1991/12/31      11539.28                    12206.04
  1992/01/31      11655.45                    12290.29
  1992/02/29      12015.55                    12611.26
  1992/03/31      11820.34                    12431.72
  1992/04/30      12241.63                    12916.42
  1992/05/31      12349.70                    13000.29
  1992/06/30      12212.20                    12895.64
  1992/07/31      12529.40                    13392.74
  1992/08/31      12231.94                    12994.57
  1992/09/30      12331.81                    13179.64
  1992/10/31      12481.81                    13214.91
  1992/11/30      12932.11                    13679.21
  1992/12/31      13263.81                    14024.78
  1993/01/31      13666.77                    14459.93
  1993/02/28      14020.52                    14931.10
  1993/03/31      14485.98                    15381.30
  1993/04/30      14435.31                    15170.11
  1993/05/31      14669.48                    15488.99
  1993/06/30      14822.96                    15814.35
  1993/07/31      15027.92                    15999.62
  1993/08/31      15572.27                    16581.53
  1993/09/30      15479.58                    16641.57
  1993/10/31      15664.96                    16666.16
  1993/11/30      15376.59                    16314.69
  1993/12/31      15757.66                    16640.62
  1994/01/31      16499.19                    17266.75
  1994/02/28      16087.23                    16727.53
  1994/03/31      15401.63                    16093.01
  1994/04/30      15940.94                    16386.73
  1994/05/31      16065.40                    16554.85
  1994/06/30      15969.79                    16155.15
  1994/07/31      16523.35                    16636.23
  1994/08/31      17400.70                    17132.56
  1994/09/30      17117.37                    16604.21
  1994/10/31      17453.62                    16778.42
  1994/11/30      16886.19                    16100.64
  1994/12/31      16938.99                    16316.97
  1995/01/31      17208.21                    16757.84
  1995/02/28      17822.02                    17416.18
  1995/03/31      18416.13                    17768.23
  1995/04/30      18915.33                    18326.31
  1995/05/31      19457.94                    19060.33
  1995/06/30      19729.90                    19356.90
  1995/07/31      20461.05                    20033.93
  1995/08/31      20712.03                    20348.23
  1995/09/30      21366.44                    21040.31
  1995/10/31      21136.22                    20768.51
  1995/11/30      22024.20                    21798.34
  1995/12/31      22612.55                    22358.52
  1996/01/31      23290.08                    23002.38
  1996/02/29      23391.69                    23193.75
  1996/03/31      23572.87                    23596.49
  1996/04/30      23743.03                    23738.87
  1996/05/31      23935.88                    24064.81
  1996/06/30      23811.38                    24055.27
  1996/07/31      22922.73                    23106.83
  1996/08/31      23378.45                    23803.49
  1996/09/30      24221.80                    24718.00
  1996/10/31      24725.47                    25603.35
  1996/11/30      26328.05                    27410.65
  1996/12/31      26062.95                    27186.70
  1997/01/31      26960.46                    28410.56
  1997/02/28      27173.02                    28812.92
  1997/03/31      26116.77                    27803.43
  1997/04/30      27231.66                    28894.60
  1997/05/31      28820.96                    30576.72
  1997/06/30      30255.29                    31912.24
  1997/07/31      32446.15                    34207.96
  1997/08/31      31172.12                    33158.13
  1997/09/30      32827.52                    35182.19
  1997/10/31      31405.43                    34201.54
  1997/11/30      32349.51                    35599.73
  1997/12/31      33005.86                    36655.43
  1998/01/31      32941.56                    36122.50
  1998/02/28      35285.38                    38530.06
  1998/03/31      36900.86                    40809.61
  1998/04/30      37080.68                    41075.79
  1998/05/31      36759.57                    40385.95
  1998/06/30      37211.19                    40833.25
  1998/07/31      36657.15                    39891.54
  1998/08/31      31168.24                    33928.81
  1998/09/30      32687.83                    35873.43
  1998/10/31      35376.27                    38509.14
  1998/11/30      36953.15                    40242.80
  1998/12/31      38540.51                    41604.12
  1999/01/31      37814.80                    41835.83
  1999/02/28      37068.54                    41072.28
  1999/03/31      37813.22                    41835.80
  1999/04/30      40928.05                    45737.04
  1999/05/28      40193.55                    45367.71
IMATRL PRASUN   SHR__CHT 19990531 19990624 150457 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Equity Income Fund - Institutional Class on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $40,194 - a 301.94% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $45,368 - a 353.68% increase. Beginning with this report, the fund will compare its performance to that of the Russell 3000 Value Index, rather than the Standard & Poor's 500 Index. The Russell 3000 Value index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Bob Chow)

An interview with Bob Chow, Portfolio Manager of Fidelity Advisor
Equity Income Fund

Q. HOW DID THE FUND PERFORM, BOB?

A. For the six months that ended May 31, 1999, the fund's Institutional Class shares returned 8.77%. In comparison, the equity income funds average tracked by Lipper Inc. returned 8.63%, while the Russell 3000 Value Index and the Standard and Poor's 500 Index returned 12.73% and 12.61%, respectively, during the same period. For the 12-month period that ended May 31, 1999, the fund's Institutional Class shares returned 9.34%. During the same period, the Lipper average returned 8.72% and the Russell 3000 and S&P 500 indexes returned 12.34% and 21.03%, respectively.

Q. STARTING WITH THIS REPORT, THE FUND COMPARES ITS PERFORMANCE TO THE RUSSELL 3000 VALUE INDEX. WHY THE CHANGE?

A. Given the fund's focus on stocks with "value" characteristics, the Russell 3000 Value Index more closely reflects the fund's investment strategy than the S&P 500 index, which measures the performance of both growth and value stocks. The Russell 3000 Value Index focuses on large, mid- and small-cap companies with value characteristics - rather than growth stocks. In managing the fund, I concentrate on stocks with value characteristics - stocks that I think are either misperceived or mis-priced, where a company's business fundamentals argue for a higher valuation, or that may be in the early stages of turning around its operations. Given that this is an equity-income fund, I also look for stocks that have dividend yields either equal to or greater than the S&P 500's.

Q. WHAT FACTORS CAUSED THE FUND TO LAG THE INDEX, YET PERFORM IN LINE WITH THE LIPPER GROUP?

A. While the Russell 3000 Value Index more closely reflects the strategy of the fund, nearly 50% of the index is in two sectors, finance and utilities. As a result, it is not as diversified as the fund. The fund's underweighted position in financial stocks relative to the index detracted from the fund's performance as financial stocks rallied significantly during the period. In addition, individual securities, such as Time Warner, which did not meet my criteria as a value stock, but is included in the index, contributed considerably to the index's total return. Relative to the Lipper average, the fund benefited from its overweighted positions in the industrial machinery and energy sectors, with strong stock selection in these groups.

Q. DID ANY OTHER INDIVIDUAL HOLDINGS HURT THE FUND'S PERFORMANCE?

A. The fund's investment in drug store chain Rite Aid detracted from total return. The stock took a hit as the company's expansion plans increased operating costs, resulting in a negative impact on profits. The fund no longer owned Rite Aid at the close of the period. Another disappointment for the fund was UNOVA. The market reacted negatively to the automated industrial equipment company as earnings disappointed and synergies from recent acquisitions took longer than anticipated.

Q. WHAT STOCKS MADE A CONTRIBUTION TO THE FUND'S PERFORMANCE?

A. Citigroup, AT&T and IBM were the top contributors during the period. Citigroup shares rebounded nicely as the merger between this banking giant and Travelers showed promising results and the global economic environment improved. Bowater, a leading supplier of newsprint, was an example of an undervalued cyclical stock that was poised for a rebound. Its stock price improved as the world economy picked up steam, which should help earnings. IBM's shares surged as the company produced strong sales results.

Q. WHAT'S YOUR OUTLOOK?

A. Six months ago, the global economy appeared to be perched at the edge of a deflationary abyss. Today, conditions seem much improved as South Korea, Brazil, Europe and even Japan have shown signs that their economies are stabilizing. In some cases, overseas economies have exhibited positive signs of improvement with growth in gross domestic product and stronger consumer spending. In this very different market environment, I think a portfolio of mid-cap value stocks, combined with some cyclical exposure, can outperform the broader market over the coming months. As a result, the fund continues to hold U.S. equities that stand to benefit from an improving global environment.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks to maintain a yield
that exceeds the composite
dividend yield of the S&P
500; also considers the
potential for achieving
capital appreciation

START DATE: April 25, 1983

SIZE: as of May 31, 1999,
more than $4.3 billion

MANAGER: Bob Chow, since
1996; joined Fidelity in
1989
(checkmark)

BOB CHOW ON THE IMPROVING
GLOBAL ECONOMY AND CHANGES
TO HIS INVESTMENT STRATEGY:

"Two of the most important
developments during the period
were signs of an improving global
economy and the broadening of
market leadership into cyclicals,
energy, and mid- and small-cap
value stocks. Over the past year, the
incredible rally in blue-chip
stocks was a bit overdone, in my
opinion. Given the market's bias
toward growth and its aversion to
value stocks, the fund lagged
during the first quarter of 1999.
Recently, however, this trend
started to reverse course as the
global economy began to pick up
steam. In response, I increased the
fund's weightings in value stocks
that stand to benefit from the
improving global economy.
Specifically, I increased the fund's
holdings in basic industries such
as chemicals, metals and paper
products. I also increased the fund's
exposure to energy stocks and to the
industrial machinery sector. On the
other hand, I reduced the fund's
holdings in the pharmaceutical
and telecommunication
industries, which I believe have
above average risk of valuation
declines relative to other sectors.
I also took profits in General
Electric because I believe the
premium investors paid for safety,
in stocks such as GE, is no longer
necessary in an environment of
recovering global economies."

INVESTMENT CHANGES



TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Waste Management, Inc.          2.3                      0.7

Exxon Corp.                     2.2                      0.7

Fleet Financial Group, Inc.     2.1                      3.3

Household International, Inc.   2.0                      0.5

Royal Dutch Petroleum Co.       1.9                      0.0
(NY Registry Gilder 1.25)

Bowater, Inc.                   1.8                      1.6

Pitney Bowes, Inc.              1.7                      1.6

AT&T Corp.                      1.6                      2.0

Federated Department Stores,    1.6                      1.6
Inc.

Philip Morris Companies, Inc.   1.6                      2.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         21.2                     18.5

ENERGY                          11.3                     10.1

BASIC INDUSTRIES                11.0                     7.7

TECHNOLOGY                      9.5                      8.5

INDUSTRIAL MACHINERY &          8.3                      6.3
EQUIPMENT


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 98.2%

                               Short-Term  Investments 1.8%

* FOREIGN INVESTMENTS                                        4.3%


Row: 1, Col: 1, Value: 98.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.8

AS OF NOVEMBER 30, 1998 **

                            Stocks 94.1%

                            Short-Term  Investments 5.9%

** FOREIGN INVESTMENTS                                    6.0%


Row: 1, Col: 1, Value: 94.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.9

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 98.2%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 2.8%

AEROSPACE & DEFENSE - 1.7%

GenCorp, Inc.                     1,225,200                $ 29,941

Lockheed Martin Corp.             900,000                   36,394

United Technologies Corp.         140,000                   8,689

                                                            75,024

DEFENSE ELECTRONICS - 1.1%

Litton Industries, Inc. (a)       593,000                   38,508

Raytheon Co. Class B              130,000                   8,848

                                                            47,356

TOTAL AEROSPACE & DEFENSE                                   122,380

BASIC INDUSTRIES - 11.0%

CHEMICALS & PLASTICS - 4.1%

Arch Chemicals, Inc. (a)          629,950                   14,528

Crompton & Knowles Corp.          1,500,000                 27,094

Dexter Corp.                      1,100,000                 42,625

E.I. du Pont de Nemours and       300,000                   19,631
Co.

Georgia Gulf Corp.                183,320                   2,738

IMC Global, Inc.                  1,800,000                 37,688

Millennium Chemicals, Inc.        575,600                   14,354

Nalco Chemical Co.                446,900                   14,971

Solutia, Inc.                     189,500                   4,252

                                                            177,881

IRON & STEEL - 0.4%

Nucor Corp.                       370,000                   18,477

METALS & MINING - 2.1%

Alcoa, Inc.                       950,000                   52,250

Olin Corp.                        1,600,000                 21,200

Phelps Dodge Corp.                400,000                   20,725

                                                            94,175

PAPER & FOREST PRODUCTS - 4.4%

Bowater, Inc.                     1,600,000                 82,400

Champion International Corp.      600,000                   30,750

Chesapeake Corp.                  600,000                   21,638

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS -
CONTINUED

Georgia-Pacific Corp.             200,000                  $ 17,288

Kimberly-Clark Corp.              730,000                   42,842

                                                            194,918

TOTAL BASIC INDUSTRIES                                      485,451

CONSTRUCTION & REAL ESTATE -
2.0%

BUILDING MATERIALS - 1.4%

Ferro Corp.                       974,400                   28,319

USG Corp.                         580,000                   32,843

                                                            61,162

CONSTRUCTION - 0.3%

Centex Corp.                      220,000                   8,154

Lennar Corp.                      350,000                   7,919

                                                            16,073

REAL ESTATE INVESTMENT TRUSTS
- 0.3%

Duke Realty Investments, Inc.     223,672                   5,172

Public Storage, Inc.              240,000                   7,005

                                                            12,177

TOTAL CONSTRUCTION & REAL                                   89,412
ESTATE

DURABLES - 3.6%

AUTOS, TIRES, & ACCESSORIES -
1.9%

Ford Motor Co.                    600,000                   34,238

TRW, Inc.                         1,000,000                 50,063

                                                            84,301

CONSUMER DURABLES - 1.0%

Minnesota Mining &                500,000                   42,875
Manufacturing Co.

HOME FURNISHINGS - 0.4%

Leggett & Platt, Inc.             700,000                   18,463

TEXTILES & APPAREL - 0.3%

Reebok International Ltd. (a)     700,000                   13,913

TOTAL DURABLES                                              159,552

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - 11.3%

ENERGY SERVICES - 1.7%

Baker Hughes, Inc.                800,000                  $ 24,900

Halliburton Co.                   600,000                   24,825

Schlumberger Ltd.                 400,000                   24,075

                                                            73,800

OIL & GAS - 9.6%

Apache Corp.                      650,000                   23,400

BP Amoco PLC sponsored ADR        450,000                   48,206

Chevron Corp.                     400,000                   37,075

Exxon Corp.                       1,200,000                 95,850

Kerr-McGee Corp.                  1,300,000                 60,450

Royal Dutch Petroleum Co. (NY     1,500,000                 84,844
Registry Gilder 1.25)

Tosco Corp.                       350,000                   8,947

Total SA sponsored ADR            380,000                   23,109

Weatherford International,        1,300,000                 42,900
Inc. (a)

                                                            424,781

TOTAL ENERGY                                                498,581

FINANCE - 21.2%

BANKS - 6.1%

Bank of America Corp.             660,000                   42,694

Bank of New York Co., Inc.        1,200,000                 42,900

Bank One Corp.                    740,000                   41,856

Chase Manhattan Corp.             550,000                   39,875

Comerica, Inc.                    1,079,000                 65,212

Mellon Bank Corp.                 1,000,000                 35,688

                                                            268,225

CREDIT & OTHER FINANCE - 7.2%

American Express Co.              280,000                   33,933

Associates First Capital          400,000                   16,400
Corp. Class A

Citigroup, Inc.                   900,000                   59,625

Countrywide Credit                600,000                   24,675
Industries, Inc.

Fleet Financial Group, Inc.       2,300,000                 94,588

Household International, Inc.     2,000,000                 86,750

                                                            315,971

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

FEDERAL SPONSORED CREDIT - 1.8%

Fannie Mae                        650,000                  $ 44,200

Freddie Mac                       600,000                   34,988

                                                            79,188

INSURANCE - 4.4%

American International Group,     200,000                   22,863
Inc.

Hartford Financial Services       600,000                   37,950
Group, Inc.

MBIA, Inc.                        640,000                   43,720

MGIC Investment Corp.             250,000                   12,031

PMI Group, Inc.                   1,100,000                 64,350

PXRE Corp. (c)                    660,000                   12,293

                                                            193,207

SAVINGS & LOANS - 0.6%

Washington Federal, Inc.          480,000                   10,800

Washington Mutual, Inc.           500,000                   19,094

                                                            29,894

SECURITIES INDUSTRY - 1.1%

Goldman Sachs Group, Inc. (a)     16,000                    1,087

Lehman Brothers Holdings,         850,000                   46,431
Inc.

                                                            47,518

TOTAL FINANCE                                               934,003

HEALTH - 4.3%

DRUGS & PHARMACEUTICALS - 2.6%

Bristol-Myers Squibb Co.          640,000                   43,920

Lilly (Eli) & Co.                 300,000                   21,431

Merck & Co., Inc.                 700,000                   47,250

                                                            112,601

MEDICAL EQUIPMENT & SUPPLIES
- 1.7%

Cardinal Health, Inc.             220,000                   13,283

Johnson & Johnson                 400,000                   37,050

Mallinckrodt, Inc.                700,000                   24,238

                                                            74,571

TOTAL HEALTH                                                187,172

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - 8.3%

ELECTRICAL EQUIPMENT - 2.0%

General Electric Co.              440,000                  $ 44,743

Harris Corp.                      600,000                   22,688

Honeywell, Inc.                   200,000                   18,925

                                                            86,356

INDUSTRIAL MACHINERY &
EQUIPMENT - 2.3%

Ingersoll-Rand Co.                200,000                   12,737

Kennametal, Inc.                  320,000                   9,100

Timken Co.                        1,000,000                 20,563

Tyco International Ltd.           400,000                   34,950

UNOVA, Inc. (a)                   1,653,600                 23,977

Watts Industries, Inc. Class A    136,300                   2,309

                                                            103,636

POLLUTION CONTROL - 4.0%

Browning-Ferris Industries,       1,000,000                 41,500
Inc.

Republic Services, Inc. Class     1,370,000                 32,195
A (a)

Waste Management, Inc.            1,900,000                 100,445

                                                            174,140

TOTAL INDUSTRIAL MACHINERY &                                364,132
EQUIPMENT

MEDIA & LEISURE - 1.2%

BROADCASTING - 0.3%

Time Warner, Inc.                 180,000                   12,251

PUBLISHING - 0.7%

Belo (A.H.) Corp. Class A         1,000,000                 22,063

Meredith Corp.                    200,000                   6,988

                                                            29,051

RESTAURANTS - 0.2%

CKE Restaurants, Inc.             300,000                   5,513

Foodmaker, Inc. (a)               176,100                   4,755

                                                            10,268

TOTAL MEDIA & LEISURE                                       51,570

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

NONDURABLES - 4.2%

BEVERAGES - 1.5%

PepsiCo, Inc.                     1,000,000                $ 35,813

Whitman Corp.                     1,700,000                 28,900

                                                            64,713

FOODS - 0.4%

Interstate Bakeries Corp.         400,000                   8,750

Lance, Inc.                       500,000                   7,281

                                                            16,031

HOUSEHOLD PRODUCTS - 0.7%

Church & Dwight Co., Inc.         400,000                   17,075

Unilever NV                       232,142                   15,162

                                                            32,237

TOBACCO - 1.6%

Philip Morris Companies, Inc.     1,800,000                 69,413

TOTAL NONDURABLES                                           182,394

RETAIL & WHOLESALE - 7.5%

APPAREL STORES - 1.4%

Ross Stores, Inc.                 800,000                   36,750

TJX Companies, Inc.               360,000                   10,800

United Stationers, Inc. (a)       755,400                   14,164

                                                            61,714

DRUG STORES - 0.6%

CVS Corp.                         200,000                   9,200

General Nutrition Companies,      1,100,000                 18,219
Inc. (a)

                                                            27,419

GENERAL MERCHANDISE STORES -
4.2%

Consolidated Stores Corp. (a)     380,000                   13,063

Dayton Hudson Corp.               500,000                   31,500

Federated Department Stores,      1,300,000                 70,850
Inc. (a)

Jo-Ann Stores, Inc. Class B       470,000                   6,022
(non vtg.) (a)

May Department Stores Co.         1,000,000                 43,313
(The)

Wal-Mart Stores, Inc.             440,000                   18,755

                                                            183,503

GROCERY STORES - 0.4%

Safeway, Inc. (a)                 320,000                   14,880

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE,
MISCELLANEOUS - 0.9%

Borders Group, Inc. (a)           250,000                  $ 4,281

Home Depot, Inc.                  340,000                   19,338

Officemax, Inc. (a)               1,500,000                 17,250

                                                            40,869

TOTAL RETAIL & WHOLESALE                                    328,385

SERVICES - 1.5%

PRINTING - 0.7%

Donnelley (R.R.) & Sons Co.       350,000                   12,688

Reynolds & Reynolds Co. Class     700,000                   15,313
A

                                                            28,001

SERVICES - 0.8%

ACNielsen Corp. (a)               1,000,000                 28,188

G & K Services, Inc. Class A      168,000                   7,938

                                                            36,126

TOTAL SERVICES                                              64,127

TECHNOLOGY - 9.5%

COMPUTER SERVICES & SOFTWARE
- 4.3%

CompUSA, Inc. (a)                 300,000                   2,419

Electronic Data Systems Corp.     460,000                   25,875

International Business            560,000                   65,135
Machines Corp.

Keane, Inc. (a)                   500,000                   14,500

Microsoft Corp. (a)               100,000                   8,069

Networks Associates, Inc. (a)     1,000,000                 14,688

Symantec Corp. (a)                232,500                   5,696

Unisys Corp. (a)                  900,000                   34,144

Wang Laboratories, Inc. (a)       700,000                   20,256

                                                            190,782

COMPUTERS & OFFICE EQUIPMENT
- 3.8%

Hewlett-Packard Co.               720,000                   67,905

Pitney Bowes, Inc.                1,200,000                 76,500

Xerox Corp.                       400,000                   22,475

                                                            166,880

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.5%

Tektronix, Inc.                   1,000,000                $ 23,188

ELECTRONICS - 0.9%

Micron Technology, Inc. (a)       450,000                   17,072

Texas Instruments, Inc.           200,000                   21,875

                                                            38,947

TOTAL TECHNOLOGY                                            419,797

TRANSPORTATION - 1.7%

AIR TRANSPORTATION - 0.2%

AMR Corp. (a)                     100,000                   6,506

RAILROADS - 1.4%

Burlington Northern Santa Fe      1,100,000                 34,100
Corp.

CSX Corp.                         600,000                   28,163

                                                            62,263

TRUCKING & FREIGHT - 0.1%

Consolidated Freightways          470,000                   6,286
Corp. (a)

TOTAL TRANSPORTATION                                        75,055

UTILITIES - 8.1%

ELECTRIC UTILITY - 2.3%

CMS Energy Corp.                  700,000                   32,550

Duke Energy Corp.                 450,000                   27,141

Entergy Corp.                     480,000                   15,570

PG&E Corp.                        700,000                   23,625

                                                            98,886

TELEPHONE SERVICES - 5.8%

Ameritech Corp.                   660,000                   43,436

AT&T Corp.                        1,300,000                 72,150

Bell Atlantic Corp.               580,000                   31,755

MCI WorldCom, Inc. (a)            500,000                   43,187

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Sprint Corp. (FON Group)          200,000                  $ 22,550

U.S. WEST, Inc.                   800,000                   43,250

                                                            256,328

TOTAL UTILITIES                                             355,214

TOTAL COMMON STOCKS                                         4,317,225
(Cost $3,391,898)

CONVERTIBLE PREFERRED STOCKS
- 0.0%



MEDIA & LEISURE - 0.0%

PUBLISHING - 0.0%

Taylor (J.N.) Holdings Ltd.       50,000                    0
9.5% (a) (Cost $235)

CASH EQUIVALENTS - 1.8%



Taxable Central Cash Fund (b)     79,244,563                79,245
(Cost $79,245)

TOTAL INVESTMENT IN                                         $ 4,396,470
SECURITIES - 100%
(Cost $3,471,378)


LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $3,480,250,000. Net unrealized appreciation aggregated $916,220,000, of which $1,010,850,000 related to appreciated investment securities and $94,630,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                       AMOUNTS IN THOUSANDS (EXCEPT
                         PER-SHARE AMOUNTS) MAY 31,
                                    1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 4,396,470
value (cost $3,471,378) -
See accompanying schedule

Receivable for investments                7,091
sold

Receivable for fund shares                5,473
sold

Dividends receivable                      8,461

Interest receivable                       525

Other receivables                         36

 TOTAL ASSETS                             4,418,056

LIABILITIES

Payable for investments        $ 49,785
purchased

Payable for fund shares         7,614
redeemed

Accrued management fee          1,785

Distribution fees payable       2,045

Other payables and accrued      643
expenses

 TOTAL LIABILITIES                        61,872

NET ASSETS                               $ 4,356,184

Net Assets consist of:

Paid in capital                          $ 3,051,680

Undistributed net investment              5,653
income

Accumulated undistributed net             373,769
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               925,082
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                               $ 4,356,184

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

             AMOUNTS IN THOUSANDS (EXCEPT
                PER-SHARE AMOUNTS) MAY 31,
                          1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $29.07
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share  ($96,598
(divided by) 3,323 shares)

Maximum offering price per         $30.84
share (100/94.25 of $29.07)

CLASS T: NET ASSET VALUE and       $29.28
redemption price per share
($2,769,064 (divided by)
94,557 shares)

Maximum offering price per         $30.34
share (100/96.50 of $29.28)

CLASS B: NET ASSET VALUE and       $29.12
offering price per share
($944,005 (divided by)
32,415 shares) A

CLASS C: NET ASSET VALUE and       $29.15
offering price per share
($55,469 (divided by) 1,903
shares) A

INSTITUTIONAL CLASS: NET           $29.55
ASSET VALUE, offering price
and redemption price   per
share ($491,048 (divided by)
16,618 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                          AMOUNTS IN THOUSANDS  SIX
                          MONTHS ENDED MAY 31, 1999
                                         (UNAUDITED)

INVESTMENT INCOME                           $ 34,531
Dividends (including $343
received from affiliated
issuers)

Interest                                     4,556

 TOTAL INCOME                                39,087

EXPENSES

Management fee                   $ 10,203

Transfer agent fees               4,033

Distribution fees                 11,595

Accounting fees and expenses      447

Non-interested trustees'          11
compensation

Custodian fees and expenses       38

Registration fees                 148

Audit                             15

Legal                             8

 Total expenses before            26,498
reductions

 Expense reductions               (518)      25,980

NET INVESTMENT INCOME                        13,107

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            376,005

 Foreign currency transactions    (61)       375,944

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (47,816)

 Assets and liabilities in        (28)       (47,844)
foreign currencies

NET GAIN (LOSS)                              328,100

NET INCREASE (DECREASE) IN                  $ 341,207
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 13,107                       $ 25,816
income

 Net realized gain (loss)       375,944                        223,136

 Change in net unrealized       (47,844)                       212,047
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     341,207                        460,999
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (11,683)                       (25,412)
From net investment income

 From net realized gain         (187,705)                      (218,223)

 TOTAL DISTRIBUTIONS            (199,388)                      (243,635)

Share transactions - net        105,792                        528,457
increase (decrease)

  TOTAL INCREASE (DECREASE)     247,611                        745,821
IN NET ASSETS

NET ASSETS

 Beginning of period            4,108,573                      3,362,752

 End of period (including      $ 4,356,184                    $ 4,108,573
undistributed net investment
income of $5,653 and $4,229,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.15                        $ 26.69                   $ 22.78   $ 20.38
period

Income from Investment
Operations

Net investment income E           .12                            .24                       .23       .06

Net realized and unrealized       2.20                           3.19                      4.61      2.44
gain (loss)

Total from investment             2.32                           3.43                      4.84      2.50
operations

Less Distributions

From net investment income        (.11)                          (.25)                     (.34)     (.10)

From net realized gain            (1.29)                         (1.72)                    (.59)     -

Total distributions               (1.40)                         (1.97)                    (.93)     (.10)

Net asset value, end of period   $ 29.07                        $ 28.15                   $ 26.69   $ 22.78

TOTAL RETURN B, C                 8.60%                          13.82%                    22.05%    12.31%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 96,598                       $ 65,436                  $ 25,659  $ 3,306
(000 omitted)

Ratio of expenses to average      1.01% A                        1.03%                     1.26% G   1.46% A, D, G
net assets

Ratio of expenses to average      .98% A, H                      1.02% H                   1.25% H   1.44% A, H
net assets after expense
reductions

Ratio of net investment           .90% A                         .89%                      .93%      1.27% A
income to average net assets

Portfolio turnover                120% A                         59%                       55%       78%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                              SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                              (UNAUDITED)                    1998                      1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.35                    $ 26.85                   $ 22.83      $ 19.95      $ 15.96
period

Income from Invest- ment
Operations

Net investment income             .10 D                       .19 D                     .26 D        .30 D        .31

Net realized and unrealized       2.21                        3.22                      4.62         3.35         4.26
gain (loss)

Total from investment             2.31                        3.41                      4.88         3.65         4.57
operations

Less Distributions

From net investment income        (.09)                       (.19)                     (.27)        (.31)        (.30)

From net realized gain            (1.29)                      (1.72)                    (.59)        (.46)        (.28)

 Total distributions              (1.38)                      (1.91)                    (.86)        (.77)        (.58)

Net asset value, end of period   $ 29.28                     $ 28.35                   $ 26.85      $ 22.83      $ 19.95

TOTAL RETURN B, C                 8.50%                       13.63%                    22.12%       18.89%       29.46%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 2,769,064                 $ 2,635,406               $ 2,190,070  $ 1,672,994  $ 880,054
(000 omitted)

Ratio of expenses to average      1.23% A                     1.21%                     1.23%        1.27%        1.48%
net assets

Ratio of expenses to average      1.20% A, E                  1.20% E                   1.21% E      1.26% E      1.47% E
net assets after expense
reductions

Ratio of net invest- ment         .68% A                      .72%                      1.05%        1.45%        1.78%
income to average net assets

Portfolio turnover                120% A                      59%                       55%          78%          80%





                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.86
period

Income from Invest- ment
Operations

Net investment income             .28 D

Net realized and unrealized       1.03
gain (loss)

Total from investment             1.31
operations

Less Distributions

From net investment income        (.21)

From net realized gain            -

 Total distributions              (.21)

Net asset value, end of period   $ 15.96

TOTAL RETURN B, C                 8.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 179,501
(000 omitted)

Ratio of expenses to average      1.67%
net assets

Ratio of expenses to average      1.64% E
net assets after expense
reductions

Ratio of net invest- ment         1.69%
income to average net assets

Portfolio turnover                140%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.20                        $ 26.73                   $ 22.73    $ 19.90    $ 15.94
period

Income from Invest- ment
Operations

Net investment  income            .02 D                          .05 D                     .13 D      .19 D      .26

Net realized  and unrealized      2.20                           3.21                      4.61       3.33       4.23
gain (loss)

Total from investment             2.22                           3.26                      4.74       3.52       4.49
operations

Less Distributions

From net investment income        (.01)                          (.07)                     (.15)      (.23)      (.25)

From net  realized gain           (1.29)                         (1.72)                    (.59)      (.46)      (.28)

Total distributions               (1.30)                         (1.79)                    (.74)      (.69)      (.53)

Net asset value, end of period   $ 29.12                        $ 28.20                   $ 26.73    $ 22.73    $ 19.90

TOTAL RETURN B, C                 8.20%                          13.06%                    21.52%     18.22%     28.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 944,005                      $ 877,573                 $ 682,308  $ 500,447  $ 270,101
(000 omitted)

Ratio of expenses to average      1.74% A                        1.74%                     1.74% F    1.81%      1.85%
net assets

Ratio of expenses to average      1.72% A, G                     1.72% G                   1.73% G    1.79% G    1.84% G
net assets after expense
reductions

Ratio of net invest- ment         .17% A                         .19%                      .53%       .92%       1.41%
income to average net assets

Portfolio turnover                120% A                         59%                       55%        78%        80%





                                 1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.21
period

Income from Invest- ment
Operations

Net investment  income            .08 D

Net realized  and unrealized      .72
gain (loss)

Total from investment             .80
operations

Less Distributions

From net investment income        (.07)

From net  realized gain           -

Total distributions               (.07)

Net asset value, end of period   $ 15.94

TOTAL RETURN B, C                 5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end  of period       $ 35,373
(000 omitted)

Ratio of expenses to average      2.24% A
net assets

Ratio of expenses to average      2.18% A, G
net assets after expense
reductions

Ratio of net invest- ment         1.15% A
income to average net assets

Portfolio turnover                140%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO NOVEMBER 30, 1994.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS  ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                     1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.23                         $ 26.84                   $ 26.65
period

Income from Investment
Operations

Net investment income D           .02                             .02                       .02

Net realized and unrealized       2.21                            3.21                      .17
gain (loss)

Total from investment             2.23                            3.23                      .19
operations

Less Distributions

From net investment income        (.02)                           (.12)                     -

From net realized gain            (1.29)                          (1.72)                    -

Total distributions               (1.31)                          (1.84)                    -

Net asset value, end of period   $ 29.15                         $ 28.23                   $ 26.84

TOTAL RETURN B, C                 8.22%                           12.90%                    .71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 55,469                        $ 37,014                  $ 684
(000 omitted)

Ratio of expenses to average      1.76% A                         1.84%                     1.85% A, F
net assets

Ratio of expenses to average      1.73% A, G                      1.82% G                   1.81% A, G
net assets after expense
reductions

Ratio of net investment           .15% A                          .07%                      1.24% A
income to average  net assets

Portfolio turnover                120% A                          59%                       55%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 28.59                        $ 27.07                   $ 23.00    $ 20.09    $ 16.07
period

Income from Investment
Operations

Net investment  income            .17 D                          .34 D                     .39 D      .42 D      .45

Net realized and unrealized       2.23                           3.24                      4.68       3.37       4.28
gain (loss)

Total from investment             2.40                           3.58                      5.07       3.79       4.73
operations

Less Distributions

From net invest- ment income      (.15)                          (.34)                     (.41)      (.42)      (.43)

From net  realized gain           (1.29)                         (1.72)                    (.59)      (.46)      (.28)

Total distributions               (1.44)                         (2.06)                    (1.00)     (.88)      (.71)

Net asset value, end of period   $ 29.55                        $ 28.59                   $ 27.07    $ 23.00    $ 20.09

TOTAL RETURN B, C                 8.77%                          14.23%                    22.87%     19.54%     30.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 491,048                      $ 493,144                 $ 464,031  $ 343,867  $ 297,453
(000 omitted)

Ratio of expenses to average      .70% A                         .68%                      .69%       .71%       .74%
net assets

Ratio of expenses to average      .68% A, E                      .67% E                    .67% E     .70% E     .73% E
net assets after expense
reductions

Ratio of net investment           1.21% A                        1.25%                     1.60%      2.02%      2.52%
income to average net assets

Portfolio turnover                120% A                         59%                       55%        78%        80%





                                 1994

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.93
period

Income from Investment
Operations

Net investment  income            .41 D

Net realized and unrealized       1.05
gain (loss)

Total from investment             1.46
operations

Less Distributions

From net invest- ment income      (.32)

From net  realized gain           -

Total distributions               (.32)

Net asset value, end of period   $ 16.07

TOTAL RETURN B, C                 9.82%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 197,533
(000 omitted)

Ratio of expenses to average      .73%
net assets

Ratio of expenses to average      .71% E
net assets after expense
reductions

Ratio of net investment           2.62%
income to average net assets

Portfolio turnover                140%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) (formerly a fund of Fidelity Advisor Series III) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $2,518,826,000 and $2,380,187,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .20%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .49% of average net assets.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 101,000     $ 0

CLASS T    6,734,000     113,000

CLASS B    4,529,000     3,404,000

CLASS C    231,000       182,000

          $ 11,595,000  $ 3,699,000


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 386,000    $ 171,000

CLASS T    705,000      202,000

CLASS B    933,000      933,000 *

CLASS C    18,000       18,000 *

          $ 2,042,000  $ 1,324,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF AVERAGE NET ASSETS

CLASS A                $ 93,000     .24 *

CLASS T                 2,559,000   .19 *

CLASS B                 906,000     .20 *

CLASS C                 50,000      .22 *

INSTITUTIONAL CLASS     425,000     .18 *

                       $ 4,033,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $343,000 for the period.

5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $516,000 under this arrangement.

In addition, the fund has entered into an arrangements with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period,each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 2,000

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                            SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998



FROM NET INVESTMENT INCOME

Class A                     $ 291,000                      $ 412,000

Class T                      8,468,000                      17,008,000

Class B                      312,000                        1,994,000

Class C                      31,000                         38,000

Institutional Class          2,581,000                      5,960,000

Total                       $ 11,683,000                   $ 25,412,000

FROM NET REALIZED GAIN

Class A                     $ 3,101,000                    $ 1,745,000

Class T                      120,154,000                    142,228,000

Class B                      40,402,000                     44,523,000

Class C                      1,765,000                      120,000

Institutional Class          22,283,000                     29,607,000

Total                       $ 187,705,000                  $ 218,223,000

                            $ 199,388,000                  $ 243,635,000


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold                                        1,676                   $ 35,974
                                 1,282

Reinvestment of distributions    119                       81                       3,256

Shares redeemed                  (402)                     (394)                    (11,267)

Net increase (decrease)          999                       1,363                   $ 27,963

CLASS T Shares sold              13,056                    29,496                  $ 368,765

Reinvestment of distributions    4,460                     5,979                    122,683

Shares redeemed                  (15,903)                  (24,087)                 (447,763)

Net increase (decrease)          1,613                     11,388                  $ 43,685

CLASS B Shares sold              3,625                     7,788                   $ 101,792

Reinvestment of distributions    1,306                     1,630                    35,730

Shares redeemed                  (3,639)                   (3,817)                  (102,001)

Net increase (decrease)          1,292                     5,601                   $ 35,521

CLASS C Shares sold              783                       1,373                   $ 22,073

Reinvestment of distributions    58                        6                        1,585

Shares redeemed                  (249)                     (93)                     (7,028)

Net increase (decrease)          592                       1,286                   $ 16,630

INSTITUTIONAL CLASS Shares       1,269                     4,647                   $ 36,249
sold

Reinvestment of distributions    809                       1,179                    22,437

Shares redeemed                  (2,710)                   (5,719)                  (76,693)

Net increase (decrease)          (632)                     107                     $ (18,007)





AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 45,746


Reinvestment of distributions    2,044

Shares redeemed                  (10,576)

Net increase (decrease)         $ 37,214

CLASS T Shares sold             $ 803,775

Reinvestment of distributions    151,631

Shares redeemed                  (653,931)

Net increase (decrease)         $ 301,475

CLASS B Shares sold             $ 212,094

Reinvestment of distributions    41,041

Shares redeemed                  (102,483)

Net increase (decrease)         $ 150,652

CLASS C Shares sold             $ 37,538

Reinvestment of distributions    145

Shares redeemed                  (2,412)

Net increase (decrease)         $ 35,271

INSTITUTIONAL CLASS Shares      $ 128,397
sold

Reinvestment of distributions    30,191

Shares redeemed                  (154,743)

Net increase (decrease)         $ 3,845


8. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH

AFFILIATED COMPANIES


AMOUNTS IN THOUSANDS     PURCHASE COST    SALES COST    DIVIDEND INCOME    VALUE
AFFILIATE

PXRE Corp.               $ -              $ -           $ 343              $ 12,293


9. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Equity Income Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of Pricewaterhouse-Coopers LLP would have caused them to make reference to the disagreement in their report.



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Richard A. Spillane Jr., Vice President

C. Robert Chow, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

The Chase Manhattan Bank
New York, NY

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

EPII-SANN-0799   80253
1.704676.101

(Fidelity Logo Graphic)(registered trademark)




FIDELITY ADVISOR
GROWTH OPPORTUNITIES
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  28  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 37  Footnotes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH             8.07%          16.56%       156.70%       428.39%
OPPORTUNITIES - CL A

FIDELITY ADV GROWTH             1.86%          9.85%        141.94%       398.00%
OPPORTUNITIES - CL A  (INCL.
5.75% SALES CHARGE)

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Growth Funds Average            13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           16.56%       20.75%        18.11%
OPPORTUNITIES - CL A

FIDELITY ADV GROWTH           9.85%        19.33%        17.41%
OPPORTUNITIES - CL A  (INCL.
5.75% SALES CHARGE)

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Growth Opp -CL A         S&P 500
             00248                       SP001
  1989/05/31       9425.00                    10000.00
  1989/06/30       9020.42                     9943.00
  1989/07/31       9527.57                    10840.85
  1989/08/31       9880.86                    11053.33
  1989/09/30       9783.99                    11008.01
  1989/10/31       9419.30                    10752.63
  1989/11/30       9481.98                    10971.98
  1989/12/31       9578.20                    11235.31
  1990/01/31       8888.33                    10481.42
  1990/02/28       9103.91                    10616.63
  1990/03/31       9337.98                    10897.97
  1990/04/30       9030.00                    10625.52
  1990/05/31      10107.93                    11661.51
  1990/06/30      10163.37                    11582.21
  1990/07/31       9793.79                    11545.15
  1990/08/31       8715.86                    10501.47
  1990/09/30       8038.30                     9990.05
  1990/10/31       8001.34                     9947.09
  1990/11/30       8851.37                    10589.67
  1990/12/31       9420.46                    10885.12
  1991/01/31      10548.18                    11359.71
  1991/02/28      11495.21                    12171.93
  1991/03/31      11812.96                    12466.50
  1991/04/30      12055.95                    12496.41
  1991/05/31      12716.38                    13036.26
  1991/06/30      11819.19                    12439.20
  1991/07/31      12647.84                    13018.87
  1991/08/31      13140.05                    13327.41
  1991/09/30      12840.99                    13104.85
  1991/10/31      12822.30                    13280.45
  1991/11/30      12062.18                    12745.25
  1991/12/31      13441.20                    14203.30
  1992/01/31      13828.73                    13939.12
  1992/02/29      14454.22                    14120.33
  1992/03/31      13971.50                    13844.98
  1992/04/30      14352.23                    14252.03
  1992/05/31      14556.20                    14321.86
  1992/06/30      14223.06                    14108.47
  1992/07/31      14712.57                    14685.50
  1992/08/31      14304.64                    14384.45
  1992/09/30      14345.43                    14554.19
  1992/10/31      14372.63                    14605.13
  1992/11/30      15066.11                    15103.16
  1992/12/31      15460.88                    15288.93
  1993/01/31      15932.25                    15417.36
  1993/02/28      15975.76                    15627.03
  1993/03/31      16570.41                    15956.76
  1993/04/30      16599.41                    15570.61
  1993/05/31      17063.53                    15987.90
  1993/06/30      17128.80                    16034.27
  1993/07/31      17244.83                    15970.13
  1993/08/31      17774.21                    16575.40
  1993/09/30      17839.48                    16447.77
  1993/10/31      18412.37                    16788.24
  1993/11/30      18325.35                    16628.75
  1993/12/31      18889.07                    16829.96
  1994/01/31      19934.28                    17402.17
  1994/02/28      19633.50                    16930.58
  1994/03/31      18798.83                    16192.40
  1994/04/30      19295.12                    16399.67
  1994/05/31      19400.40                    16668.62
  1994/06/30      18874.03                    16260.24
  1994/07/31      19407.92                    16793.57
  1994/08/31      20227.54                    17482.11
  1994/09/30      19618.46                    17053.80
  1994/10/31      20017.00                    17437.51
  1994/11/30      19377.84                    16802.44
  1994/12/31      19428.71                    17051.62
  1995/01/31      19580.00                    17493.76
  1995/02/28      20177.20                    18175.50
  1995/03/31      20694.77                    18711.85
  1995/04/30      21395.47                    19262.92
  1995/05/31      22287.28                    20032.86
  1995/06/30      23043.73                    20498.22
  1995/07/31      23808.14                    21177.94
  1995/08/31      23975.35                    21231.10
  1995/09/30      24429.22                    22127.05
  1995/10/31      24596.43                    22048.06
  1995/11/30      25193.63                    23015.97
  1995/12/31      25847.48                    23459.25
  1996/01/31      26255.95                    24257.81
  1996/02/29      26182.42                    24482.68
  1996/03/31      26141.58                    24718.45
  1996/04/30      26574.55                    25082.80
  1996/05/31      27113.72                    25729.68
  1996/06/30      27260.76                    25827.71
  1996/07/31      26492.85                    24686.64
  1996/08/31      26705.25                    25207.28
  1996/09/30      27963.32                    26625.95
  1996/10/31      28910.95                    27360.29
  1996/11/30      31182.00                    29428.46
  1996/12/31      30420.53                    28845.48
  1997/01/31      31928.12                    30647.75
  1997/02/28      32196.72                    30888.02
  1997/03/31      30602.48                    29618.84
  1997/04/30      31988.77                    31387.08
  1997/05/31      33964.25                    33297.93
  1997/06/30      35029.96                    34789.67
  1997/07/31      37620.60                    37557.89
  1997/08/31      36242.97                    35453.89
  1997/09/30      37681.25                    37395.70
  1997/10/31      36884.13                    36146.69
  1997/11/30      38140.46                    37819.92
  1997/12/31      39159.11                    38469.29
  1998/01/31      39242.21                    38894.76
  1998/02/28      41829.71                    41699.85
  1998/03/31      43128.13                    43835.29
  1998/04/30      43128.13                    44276.28
  1998/05/31      42726.46                    43515.17
  1998/06/30      43679.26                    45282.75
  1998/07/31      43716.62                    44800.49
  1998/08/31      38102.59                    38323.24
  1998/09/30      40353.80                    40778.22
  1998/10/31      43258.91                    44095.13
  1998/11/30      46079.93                    46767.73
  1998/12/31      48638.28                    49462.49
  1999/01/31      49116.38                    51531.01
  1999/02/28      46937.56                    49929.43
  1999/03/31      48100.25                    51927.10
  1999/04/30      50064.12                    53938.24
  1999/05/28      49800.32                    52664.76
IMATRL PRASUN   SHR__CHT 19990531 19990615 105251 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class A on May 31, 1989, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $49,800 - a 398.00% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $52,665 - a 426.65% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           7.96%          16.33%       155.79%       426.51%
OPPORTUNITIES - CL T

FIDELITY ADV GROWTH           4.18%          12.26%       146.83%       408.08%
OPPORTUNITIES - CL T  (INCL.
3.50% SALES CHARGE)

S&P 500                       12.61%         21.03%       215.95%       426.65%

Growth Funds Average          13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           16.33%       20.66%        18.07%
OPPORTUNITIES - CL T

FIDELITY ADV GROWTH           12.26%       19.81%        17.65%
OPPORTUNITIES - CL T  (INCL.
3.50% SALES CHARGE)

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Growth Opp -CL T         S&P 500
             00168                       SP001
  1989/05/31       9650.00                    10000.00
  1989/06/30       9235.76                     9943.00
  1989/07/31       9755.02                    10840.85
  1989/08/31      10116.75                    11053.33
  1989/09/30      10017.56                    11008.01
  1989/10/31       9644.17                    10752.63
  1989/11/30       9708.34                    10971.98
  1989/12/31       9806.86                    11235.31
  1990/01/31       9100.52                    10481.42
  1990/02/28       9321.25                    10616.63
  1990/03/31       9560.90                    10897.97
  1990/04/30       9245.57                    10625.52
  1990/05/31      10349.23                    11661.51
  1990/06/30      10405.99                    11582.21
  1990/07/31      10027.59                    11545.15
  1990/08/31       8923.93                    10501.47
  1990/09/30       8230.20                     9990.05
  1990/10/31       8192.36                     9947.09
  1990/11/30       9062.68                    10589.67
  1990/12/31       9645.35                    10885.12
  1991/01/31      10799.99                    11359.71
  1991/02/28      11769.63                    12171.93
  1991/03/31      12094.97                    12466.50
  1991/04/30      12343.76                    12496.41
  1991/05/31      13019.95                    13036.26
  1991/06/30      12101.35                    12439.20
  1991/07/31      12949.78                    13018.87
  1991/08/31      13453.74                    13327.41
  1991/09/30      13147.54                    13104.85
  1991/10/31      13128.40                    13280.45
  1991/11/30      12350.14                    12745.25
  1991/12/31      13762.07                    14203.30
  1992/01/31      14158.86                    13939.12
  1992/02/29      14799.28                    14120.33
  1992/03/31      14305.04                    13844.98
  1992/04/30      14694.86                    14252.03
  1992/05/31      14903.69                    14321.86
  1992/06/30      14562.60                    14108.47
  1992/07/31      15063.80                    14685.50
  1992/08/31      14646.13                    14384.45
  1992/09/30      14687.90                    14554.19
  1992/10/31      14715.74                    14605.13
  1992/11/30      15425.77                    15103.16
  1992/12/31      15829.97                    15288.93
  1993/01/31      16312.59                    15417.36
  1993/02/28      16357.14                    15627.03
  1993/03/31      16965.99                    15956.76
  1993/04/30      16995.69                    15570.61
  1993/05/31      17470.88                    15987.90
  1993/06/30      17537.71                    16034.27
  1993/07/31      17656.51                    15970.13
  1993/08/31      18198.53                    16575.40
  1993/09/30      18265.35                    16447.77
  1993/10/31      18851.92                    16788.24
  1993/11/30      18762.82                    16628.75
  1993/12/31      19340.00                    16829.96
  1994/01/31      20410.17                    17402.17
  1994/02/28      20102.21                    16930.58
  1994/03/31      19247.61                    16192.40
  1994/04/30      19755.75                    16399.67
  1994/05/31      19863.54                    16668.62
  1994/06/30      19324.60                    16260.24
  1994/07/31      19871.23                    16793.57
  1994/08/31      20710.43                    17482.11
  1994/09/30      20086.81                    17053.80
  1994/10/31      20494.86                    17437.51
  1994/11/30      19840.44                    16802.44
  1994/12/31      19892.53                    17051.62
  1995/01/31      20047.43                    17493.76
  1995/02/28      20658.88                    18175.50
  1995/03/31      21188.81                    18711.85
  1995/04/30      21906.24                    19262.92
  1995/05/31      22819.34                    20032.86
  1995/06/30      23593.84                    20498.22
  1995/07/31      24376.50                    21177.94
  1995/08/31      24547.71                    21231.10
  1995/09/30      25012.41                    22127.05
  1995/10/31      25183.62                    22048.06
  1995/11/30      25795.07                    23015.97
  1995/12/31      26464.53                    23459.25
  1996/01/31      26882.75                    24257.81
  1996/02/29      26807.47                    24482.68
  1996/03/31      26765.65                    24718.45
  1996/04/30      27208.95                    25082.80
  1996/05/31      27760.99                    25729.68
  1996/06/30      27911.55                    25827.71
  1996/07/31      27125.31                    24686.64
  1996/08/31      27342.78                    25207.28
  1996/09/30      28630.88                    26625.95
  1996/10/31      29617.86                    27360.29
  1996/11/30      31943.13                    29428.46
  1996/12/31      31157.02                    28845.48
  1997/01/31      32692.81                    30647.75
  1997/02/28      32966.43                    30888.02
  1997/03/31      31333.55                    29618.84
  1997/04/30      32745.77                    31387.08
  1997/05/31      34767.00                    33297.93
  1997/06/30      35852.64                    34789.67
  1997/07/31      38509.38                    37557.89
  1997/08/31      37097.16                    35453.89
  1997/09/30      38562.33                    37395.70
  1997/10/31      37741.48                    36146.69
  1997/11/30      39012.48                    37819.92
  1997/12/31      40055.60                    38469.29
  1998/01/31      40130.44                    38894.76
  1998/02/28      42776.09                    41699.85
  1998/03/31      44103.65                    43835.29
  1998/04/30      44094.17                    44276.28
  1998/05/31      43676.94                    43515.17
  1998/06/30      44644.16                    45282.75
  1998/07/31      44672.61                    44800.49
  1998/08/31      38926.14                    38323.24
  1998/09/30      41220.94                    40778.22
  1998/10/31      44189.00                    44095.13
  1998/11/30      47062.23                    46767.73
  1998/12/31      49661.30                    49462.49
  1999/01/31      50155.17                    51531.01
  1999/02/28      47910.00                    49929.43
  1999/03/31      49086.98                    51927.10
  1999/04/30      51094.77                    53938.24
  1999/05/28      50807.95                    52664.76
IMATRL PRASUN   SHR__CHT 19990531 19990615 112048 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class T on May 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $50,808 - a 408.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,665 - a 426.65% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
long-term growth and short-term
volatility. In turn, the share price
and return of a fund that invests
in stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           7.67%          15.67%       152.61%       419.98%
OPPORTUNITIES - CL B

FIDELITY ADV GROWTH           2.67%          10.67%       150.61%       419.98%
OPPORTUNITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       12.61%         21.03%       215.95%       426.65%

Growth Funds Average          13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           15.67%       20.36%        17.92%
OPPORTUNITIES - CL B

FIDELITY ADV GROWTH           10.67%       20.17%        17.92%
OPPORTUNITIES - CL B  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Growth Opp -CL B         S&P 500
             00278                       SP001
  1989/05/31      10000.00                    10000.00
  1989/06/30       9570.74                     9943.00
  1989/07/31      10108.83                    10840.85
  1989/08/31      10483.68                    11053.33
  1989/09/30      10380.89                    11008.01
  1989/10/31       9993.95                    10752.63
  1989/11/30      10060.46                    10971.98
  1989/12/31      10162.55                    11235.31
  1990/01/31       9430.59                    10481.42
  1990/02/28       9659.32                    10616.63
  1990/03/31       9907.67                    10897.97
  1990/04/30       9580.90                    10625.52
  1990/05/31      10724.60                    11661.51
  1990/06/30      10783.41                    11582.21
  1990/07/31      10391.29                    11545.15
  1990/08/31       9247.59                    10501.47
  1990/09/30       8528.70                     9990.05
  1990/10/31       8489.49                     9947.09
  1990/11/30       9391.37                    10589.67
  1990/12/31       9995.19                    10885.12
  1991/01/31      11191.70                    11359.71
  1991/02/28      12196.51                    12171.93
  1991/03/31      12533.65                    12466.50
  1991/04/30      12791.46                    12496.41
  1991/05/31      13492.18                    13036.26
  1991/06/30      12540.26                    12439.20
  1991/07/31      13419.46                    13018.87
  1991/08/31      13941.70                    13327.41
  1991/09/30      13624.39                    13104.85
  1991/10/31      13604.56                    13280.45
  1991/11/30      12798.07                    12745.25
  1991/12/31      14261.22                    14203.30
  1992/01/31      14672.39                    13939.12
  1992/02/29      15336.04                    14120.33
  1992/03/31      14823.87                    13844.98
  1992/04/30      15227.83                    14252.03
  1992/05/31      15444.24                    14321.86
  1992/06/30      15090.78                    14108.47
  1992/07/31      15610.15                    14685.50
  1992/08/31      15177.34                    14384.45
  1992/09/30      15220.62                    14554.19
  1992/10/31      15249.47                    14605.13
  1992/11/30      15985.26                    15103.16
  1992/12/31      16404.12                    15288.93
  1993/01/31      16904.24                    15417.36
  1993/02/28      16950.41                    15627.03
  1993/03/31      17581.33                    15956.76
  1993/04/30      17612.11                    15570.61
  1993/05/31      18104.54                    15987.90
  1993/06/30      18173.79                    16034.27
  1993/07/31      18296.90                    15970.13
  1993/08/31      18858.58                    16575.40
  1993/09/30      18927.83                    16447.77
  1993/10/31      19535.67                    16788.24
  1993/11/30      19443.34                    16628.75
  1993/12/31      20041.45                    16829.96
  1994/01/31      21150.43                    17402.17
  1994/02/28      20831.30                    16930.58
  1994/03/31      19945.71                    16192.40
  1994/04/30      20472.28                    16399.67
  1994/05/31      20583.97                    16668.62
  1994/06/30      20025.49                    16260.24
  1994/07/31      20591.95                    16793.57
  1994/08/31      21461.59                    17482.11
  1994/09/30      20815.34                    17053.80
  1994/10/31      21238.19                    17437.51
  1994/11/30      20560.04                    16802.44
  1994/12/31      20614.02                    17051.62
  1995/01/31      20774.54                    17493.76
  1995/02/28      21408.17                    18175.50
  1995/03/31      21957.31                    18711.85
  1995/04/30      22700.77                    19262.92
  1995/05/31      23646.99                    20032.86
  1995/06/30      24449.58                    20498.22
  1995/07/31      25260.62                    21177.94
  1995/08/31      25438.04                    21231.10
  1995/09/30      25919.60                    22127.05
  1995/10/31      26097.01                    22048.06
  1995/11/30      26730.64                    23015.97
  1995/12/31      27424.39                    23459.25
  1996/01/31      27857.77                    24257.81
  1996/02/29      27779.76                    24482.68
  1996/03/31      27736.42                    24718.45
  1996/04/30      28195.81                    25082.80
  1996/05/31      28767.87                    25729.68
  1996/06/30      28923.89                    25827.71
  1996/07/31      28109.13                    24686.64
  1996/08/31      28334.49                    25207.28
  1996/09/30      29669.30                    26625.95
  1996/10/31      30692.08                    27360.29
  1996/11/30      33101.68                    29428.46
  1996/12/31      32287.07                    28845.48
  1997/01/31      33878.56                    30647.75
  1997/02/28      34162.10                    30888.02
  1997/03/31      32470.00                    29618.84
  1997/04/30      33915.15                    31387.08
  1997/05/31      35991.40                    33297.93
  1997/06/30      37088.97                    34789.67
  1997/07/31      39823.77                    37557.89
  1997/08/31      38342.04                    35453.89
  1997/09/30      39832.92                    37395.70
  1997/10/31      38964.00                    36146.69
  1997/11/30      40262.80                    37819.92
  1997/12/31      41315.60                    38469.29
  1998/01/31      41373.52                    38894.76
  1998/02/28      44077.35                    41699.85
  1998/03/31      45424.35                    43835.29
  1998/04/30      45394.85                    44276.28
  1998/05/31      44952.41                    43515.17
  1998/06/30      45925.78                    45282.75
  1998/07/31      45935.62                    44800.49
  1998/08/31      40006.85                    38323.24
  1998/09/30      42337.06                    40778.22
  1998/10/31      45365.35                    44095.13
  1998/11/30      48295.32                    46767.73
  1998/12/31      50944.14                    49462.49
  1999/01/31      51414.31                    51531.01
  1999/02/28      49101.02                    49929.43
  1999/03/31      50278.13                    51927.10
  1999/04/30      52315.05                    53938.24
  1999/05/28      51997.75                    52664.76
IMATRL PRASUN   SHR__CHT 19990531 19990615 105603 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class B on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $51,998 - a 419.98% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,665 - a 426.65% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between March 3, 1997 and November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to March 3, 1997 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five years and past 10 years total return figures are 1%, 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           7.65%          15.66%       152.58%       419.91%
OPPORTUNITIES - CL C

FIDELITY ADV GROWTH           6.65%          14.66%       152.58%       419.91%
OPPORTUNITIES - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       12.61%         21.03%       215.95%       426.65%

Growth Funds Average          13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH           15.66%       20.36%        17.92%
OPPORTUNITIES - CL C

FIDELITY ADV GROWTH           14.66%       20.36%        17.92%
OPPORTUNITIES - CL C  (INCL.
CONTINGENT DEFERRED SALES
CHARGE)

S&P 500                       21.03%       25.87%        18.07%

Growth Funds Average          16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Class C's cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Growth Opp -CL C         S&P 500
             00482                       SP001
  1989/05/31      10000.00                    10000.00
  1989/06/30       9570.74                     9943.00
  1989/07/31      10108.83                    10840.85
  1989/08/31      10483.68                    11053.33
  1989/09/30      10380.89                    11008.01
  1989/10/31       9993.95                    10752.63
  1989/11/30      10060.46                    10971.98
  1989/12/31      10162.55                    11235.31
  1990/01/31       9430.59                    10481.42
  1990/02/28       9659.32                    10616.63
  1990/03/31       9907.67                    10897.97
  1990/04/30       9580.90                    10625.52
  1990/05/31      10724.60                    11661.51
  1990/06/30      10783.41                    11582.21
  1990/07/31      10391.29                    11545.15
  1990/08/31       9247.59                    10501.47
  1990/09/30       8528.70                     9990.05
  1990/10/31       8489.49                     9947.09
  1990/11/30       9391.37                    10589.67
  1990/12/31       9995.19                    10885.12
  1991/01/31      11191.70                    11359.71
  1991/02/28      12196.51                    12171.93
  1991/03/31      12533.65                    12466.50
  1991/04/30      12791.46                    12496.41
  1991/05/31      13492.18                    13036.26
  1991/06/30      12540.26                    12439.20
  1991/07/31      13419.46                    13018.87
  1991/08/31      13941.70                    13327.41
  1991/09/30      13624.39                    13104.85
  1991/10/31      13604.56                    13280.45
  1991/11/30      12798.07                    12745.25
  1991/12/31      14261.22                    14203.30
  1992/01/31      14672.39                    13939.12
  1992/02/29      15336.04                    14120.33
  1992/03/31      14823.87                    13844.98
  1992/04/30      15227.83                    14252.03
  1992/05/31      15444.24                    14321.86
  1992/06/30      15090.78                    14108.47
  1992/07/31      15610.15                    14685.50
  1992/08/31      15177.34                    14384.45
  1992/09/30      15220.62                    14554.19
  1992/10/31      15249.47                    14605.13
  1992/11/30      15985.26                    15103.16
  1992/12/31      16404.12                    15288.93
  1993/01/31      16904.24                    15417.36
  1993/02/28      16950.41                    15627.03
  1993/03/31      17581.33                    15956.76
  1993/04/30      17612.11                    15570.61
  1993/05/31      18104.54                    15987.90
  1993/06/30      18173.79                    16034.27
  1993/07/31      18296.90                    15970.13
  1993/08/31      18858.58                    16575.40
  1993/09/30      18927.83                    16447.77
  1993/10/31      19535.67                    16788.24
  1993/11/30      19443.34                    16628.75
  1993/12/31      20041.45                    16829.96
  1994/01/31      21150.43                    17402.17
  1994/02/28      20831.30                    16930.58
  1994/03/31      19945.71                    16192.40
  1994/04/30      20472.28                    16399.67
  1994/05/31      20583.97                    16668.62
  1994/06/30      20025.49                    16260.24
  1994/07/31      20591.95                    16793.57
  1994/08/31      21461.59                    17482.11
  1994/09/30      20815.34                    17053.80
  1994/10/31      21238.19                    17437.51
  1994/11/30      20560.04                    16802.44
  1994/12/31      20614.02                    17051.62
  1995/01/31      20774.54                    17493.76
  1995/02/28      21408.17                    18175.50
  1995/03/31      21957.31                    18711.85
  1995/04/30      22700.77                    19262.92
  1995/05/31      23646.99                    20032.86
  1995/06/30      24449.58                    20498.22
  1995/07/31      25260.62                    21177.94
  1995/08/31      25438.04                    21231.10
  1995/09/30      25919.60                    22127.05
  1995/10/31      26097.01                    22048.06
  1995/11/30      26730.64                    23015.97
  1995/12/31      27424.39                    23459.25
  1996/01/31      27857.77                    24257.81
  1996/02/29      27779.76                    24482.68
  1996/03/31      27736.42                    24718.45
  1996/04/30      28195.81                    25082.80
  1996/05/31      28767.87                    25729.68
  1996/06/30      28923.89                    25827.71
  1996/07/31      28109.13                    24686.64
  1996/08/31      28334.49                    25207.28
  1996/09/30      29669.30                    26625.95
  1996/10/31      30692.08                    27360.29
  1996/11/30      33101.68                    29428.46
  1996/12/31      32287.07                    28845.48
  1997/01/31      33878.56                    30647.75
  1997/02/28      34162.10                    30888.02
  1997/03/31      32470.00                    29618.84
  1997/04/30      33915.15                    31387.08
  1997/05/31      35991.40                    33297.93
  1997/06/30      37088.97                    34789.67
  1997/07/31      39823.77                    37557.89
  1997/08/31      38342.04                    35453.89
  1997/09/30      39832.92                    37395.70
  1997/10/31      38964.00                    36146.69
  1997/11/30      40279.15                    37819.92
  1997/12/31      41328.20                    38469.29
  1998/01/31      41385.94                    38894.76
  1998/02/28      44088.21                    41699.85
  1998/03/31      45429.56                    43835.29
  1998/04/30      45400.19                    44276.28
  1998/05/31      44949.81                    43515.17
  1998/06/30      45928.89                    45282.75
  1998/07/31      45928.89                    44800.49
  1998/08/31      40005.43                    38323.24
  1998/09/30      42345.44                    40778.22
  1998/10/31      45370.81                    44095.13
  1998/11/30      48298.28                    46767.73
  1998/12/31      50940.36                    49462.49
  1999/01/31      51409.27                    51531.01
  1999/02/28      49091.97                    49929.43
  1999/03/31      50276.14                    51927.10
  1999/04/30      52307.60                    53938.24
  1999/05/28      51991.15                    52664.76
IMATRL PRASUN   SHR__CHT 19990531 19990615 111656 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Class C on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $51,991 - a 419.91% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $52,665 - a 426.65% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a fund
that invests in stocks will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of George Vanderheiden)

An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the six-month period ending May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 8.07%, 7.96%, 7.67% and 7.65%, respectively. In the same period, the Standard & Poor's 500 Index returned 12.61%, while the growth funds average, as measured by Lipper Inc., was 13.69%. For the 12 months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 16.56%, 16.33%, 15.67% and 15.66%, respectively, while the S&P 500 and the Lipper average returned 21.03% and 16.23%, respectively, during the same period.

Q. WHY DID THE FUND'S RETURNS TRAIL THOSE OF IT BENCHMARK AND PEER GROUP OVER THE SIX-MONTH PERIOD?

A. The main cause for the fund's underperformance was that, at the period's outset, I had the fund tilted toward value stocks. Value stocks are those that are misperceived or mispriced, where the company's fundamentals argue for a higher valuation. I've used this approach several times during my 12-year tenure with the fund. In this case, however, my prediction was early. During the first half of the period, it remained a very narrow, growth-oriented market. However, by mid-April, my strategy of tilting the fund toward value began to pay off.

Q. HOW DID THE MARKET ENVIRONMENT CHANGE DURING THE COURSE OF THE
SIX-MONTH PERIOD?

A. For the first half of the period, the markets were enjoying the benefits of aggressive domestic and global central bank easings, which were intended to increase liquidity and investor confidence and stimulate economic growth. Those measures were successful. However, the extremely narrow market participation through the first quarter of 1999 quickly broadened as the investment markets realized that the emerging markets of Asia and South America were beginning to stabilize. With prospects of deflation now dimming, markets felt that a reflationary environment would be positive for value, cyclical and small- to mid-cap stocks. Therefore, investors rotated out of high valuation, large-cap growth stocks into value and cyclical names. The fund was well-positioned for this rotation, and outperformed both its benchmark and peer group over the last three months of the period.

Q. WHAT WERE SOME OF THE BRIGHT SPOTS FOR THE FUND, GEORGE?

A. Technology holding Solectron was the largest contributor to performance. The company is a contract electronic manufacturer - meaning technology companies outsource their manufacturing to Solectron. Its stock has increased 10-fold since 1992, and its earnings growth rate was very strong. U.K.-based telecommunications company Vodafone was also a solid contributor, based on its solid earnings growth. MCI WorldCom is another telecommunications company that performed well. Its focus on the high-growth areas of Internet, data and international communications gained the company 4% of the global telecom market.

Q. WHICH HOLDINGS DIDN'T PERFORM UP TO YOUR EXPECTATIONS?

A. Philip Morris was the largest detractor to performance. Its stock was punished due to the company's ongoing litigation battles. However, its earnings were growing at almost twice the rate of the S&P 500, and it has consistently gained market share over time. Fannie Mae and Freddie Mac, which provide housing-related financial services for low- and moderate-income families, also underperformed. Nervous sentiment concerning recent legislative issues drove share prices down. However, based on their strong fundamentals, I felt these stocks were unfairly punished and I remain bullish about their prospects. The fund's bond holdings, which accounted for approximately 7% of investments at the end of the period, fared poorly.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS, GEORGE?

A. The improved world economy and strong U.S. economy bode well for value stocks, as does improved pricing power across such cyclical industries as homebuilders, chemicals and several others. However, I don't think cyclicals have as much earnings punch going up as they normally would because we're not having this shift coming out of a recession. Also, a couple of cyclical industries had some "give backs"
- paper companies and airlines raised prices earlier this year, but are now giving them back because the demand hasn't been strong enough. I think the easy money has been made in this shift; now it has to be uncovered industry by industry and stock by stock.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks

START DATE: November 18,
1987

SIZE: as of May 31, 1999,
more than $29.7 billion

MANAGER: George
Vanderheiden, since 1987;
joined Fidelity in 1971
(checkmark)

GEORGE VANDERHEIDEN ON
HIS SHIFT FROM GROWTH TO
VALUE STOCKS:

"There are a couple of reasons why
I made a transition from growth to
value. First, when the corporate
earnings outlook is slipping,
growth tends to outperform value.
This is because growth becomes
scarcer, so investors lean toward
companies with consistently
strong growth prospects year after
year. When earnings get better,
you can find growth in many more
places, not just a narrow band of
growth stocks. That's when value
stocks start to rebound. The rate
of earnings growth bottomed out
in the third quarter of 1998, then
improved in the fourth quarter
and in the first quarter of 1999. We
had over 120 interest-rate cuts in
75 countries since last October.
This massive reflationary effort -
the attempt to jumpstart global
economies - is the bull case for
value and cyclical stocks.
"Over the past three decades, each
time we had shifts from growth to
value, they happened right when
we saw the first quarter of improved
earnings. The other indicator of a
trend toward value is increased
pricing power - a company's
ability to price their products
higher than inflation. That also
translates to increased earnings.
Several cyclical industries are
gaining pricing power. If this
pricing sticks, these companies can
surprise on the upside, and that's
why I've tilted the fund to be a
more value-oriented portfolio."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Fannie Mae                      5.3                      5.4

Philip Morris Companies, Inc.   4.5                      6.0

Freddie Mac                     3.1                      3.2

Fleet Financial Group, Inc.     2.8                      2.9

Solectron Corp.                 2.3                      2.1

MCI WorldCom, Inc.              2.0                      2.0

Home Depot, Inc.                1.9                      2.4

Columbia/HCA Healthcare Corp.   1.9                      2.3

Vodafone Group PLC sponsored    1.6                      2.1
ADR

Wal-Mart Stores, Inc.           1.5                      2.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         19.8                     19.4

TECHNOLOGY                      11.1                     12.2

HEALTH                          9.8                      9.1

RETAIL & WHOLESALE              8.0                      9.1

ENERGY                          7.1                      5.4



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999*            AS OF NOVEMBER 30, 1998 **

Stocks 87.7%                   Stocks 85.1%

Bonds 7.3%                     Bonds 9.4%

Short-Term  Investments 5.0%   Short-Term  Investments 5.5%

* FOREIGN INVESTMENTS 6.7%      ** FOREIGN INVESTMENTS  8.3%



Row: 1, Col: 1, Value: 87.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 7.3
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0

Row: 1, Col: 8, Value: 5.0
Row: 1, Col: 1, Value: 85.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 9.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.5

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.7%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

Boeing Co.                        2,582,000                $ 109,090

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 0.7%

Cabot Corp.                       2,274,900                 53,745

Dow Chemical Co.                  103,300                   12,551

E.I. du Pont de Nemours and       1,324,000                 86,639
Co.

Engelhard Corp.                   706,600                   14,309

Praxair, Inc.                     405,400                   19,789

Raychem Corp.                     855,900                   29,743

                                                            216,776

PACKAGING & CONTAINERS - 0.6%

Bemis Co., Inc.                   87,300                    3,296

Owens-Illinois, Inc. (a)          6,080,000                 185,440

                                                            188,736

PAPER & FOREST PRODUCTS - 0.1%

Westvaco Corp.                    517,700                   14,787

Willamette Industries, Inc.       125,400                   5,314

                                                            20,101

TOTAL BASIC INDUSTRIES                                      425,613

CONSTRUCTION & REAL ESTATE -
1.9%

BUILDING MATERIALS - 0.5%

Armstrong World Industries,       493,000                   28,717
Inc.

Owens-Corning                     2,520,400                 99,241

Sherwin-Williams Co.              464,200                   14,303

                                                            142,261

CONSTRUCTION - 1.3%

Centex Corp. (c)                  3,295,800                 122,151

D.R. Horton, Inc.                 3,015,180                 51,258

Fleetwood Enterprises, Inc.       1,624,552                 41,325

Kaufman & Broad Home Corp. (c)    3,964,500                 95,644

Lennar Corp. (c)                  2,699,800                 61,083

                                                            371,461

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - 0.1%

Fluor Corp.                       1,042,000                $ 38,815

TOTAL CONSTRUCTION & REAL                                   552,537
ESTATE

DURABLES - 6.6%

AUTOS, TIRES, & ACCESSORIES -
4.9%

AutoNation, Inc. (a)              10,275,800                168,266

AutoZone, Inc. (a)                1,449,600                 41,948

Cummins Engine Co., Inc. (c)      2,248,300                 113,820

Dana Corp.                        3,506,600                 181,028

Delphi Automotive Systems         4,653,648                 91,328
Corp. (a)

Discount Auto Parts, Inc.         1,273,500                 31,519
(a)(c)

Eaton Corp.                       1,414,500                 123,327

General Motors Corp.              6,084,639                 419,840

Goodyear Tire & Rubber Co.        805,900                   48,102

Lear Corp. (a)                    2,175,000                 106,983

Magna International, Inc.         2,194,100                 132,561
Class A

                                                            1,458,722

CONSUMER DURABLES - 0.1%

Minnesota Mining &                401,800                   34,454
Manufacturing Co.

CONSUMER ELECTRONICS - 0.1%

Whirlpool Corp.                   239,100                   15,422

HOME FURNISHINGS - 0.3%

Newell Rubbermaid, Inc.           2,470,887                 100,071

TEXTILES & APPAREL - 1.2%

Burlington Industries, Inc.       5,768,700                 56,605
(a)(c)

Jones Apparel Group, Inc. (a)     1,285,400                 39,526

Liz Claiborne, Inc. (c)           4,375,400                 157,514

Polo Ralph Lauren Corp. Class     393,900                   8,124
A (a)

Warnaco Group, Inc. Class A       3,524,400                 103,970
(c)

                                                            365,739

TOTAL DURABLES                                              1,974,408

ENERGY - 7.1%

ENERGY SERVICES - 1.0%

Baker Hughes, Inc.                607,900                   18,921

Halliburton Co.                   2,943,100                 121,771

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

McDermott International, Inc.     3,188,200                $ 81,698
(c)

Schlumberger Ltd.                 1,435,800                 86,417

                                                            308,807

OIL & GAS - 6.1%

Amerada Hess Corp.                3,759,200                 225,317

Apache Corp.                      686,100                   24,700

BP Amoco PLC sponsored ADR        3,250,928                 348,256

Chevron Corp.                     1,060,000                 98,249

Cooper Cameron Corp. (a)          1,552,700                 56,188

Elf Aquitaine SA sponsored ADR    287,447                   20,409

Exxon Corp.                       4,983,600                 398,065

Occidental Petroleum Corp.        7,652,200                 161,653

Royal Dutch Petroleum Co. (NY     3,318,300                 187,691
Registry Gilder 1.25)

Tosco Corp.                       7,503,800                 191,816

Total SA:

Class B                           197,574                   24,030

sponsored ADR                     392,652                   23,878

Union Pacific Resources           1,596,900                 22,257
Group, Inc.

USX-Marathon Group                756,600                   22,651

                                                            1,805,160

TOTAL ENERGY                                                2,113,967

FINANCE - 19.8%

BANKS - 3.4%

Bank of America Corp.             6,739,900                 435,987

Bank of Tokyo-Mitsubishi Ltd.     4,547,000                 60,569

Bank of Tokyo-Mitsubishi Ltd.     1,493,200                 20,158
ADR

Bank One Corp.                    4,510,900                 255,148

BankBoston Corp.                  3,334,800                 157,986

Wells Fargo & Co.                 2,508,300                 100,332

                                                            1,030,180

CREDIT & OTHER FINANCE - 3.1%

Associates First Capital          1,236,800                 50,709
Corp. Class A

Concord EFS, Inc. (a)             322,900                   10,938

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Fleet Financial Group, Inc.       20,341,020               $ 836,524

Household International, Inc.     694,700                   30,133

                                                            928,304

FEDERAL SPONSORED CREDIT - 8.4%

Fannie Mae                        23,165,960                1,575,275

Freddie Mac                       15,776,000                919,938

                                                            2,495,213

INSURANCE - 3.9%

Allmerica Financial Corp.         1,082,700                 63,406

Allstate Corp.                    871,764                   31,765

American International Group,     2,672,362                 305,484
Inc.

CIGNA Corp.                       3,398,700                 316,929

MGIC Investment Corp. (c)         8,241,400                 396,617

PMI Group, Inc.                   177,500                   10,384

Torchmark Corp.                   42,000                    1,402

Travelers Property Casualty       876,100                   34,606
Corp. Class A

                                                            1,160,593

SAVINGS & LOANS - 0.7%

Golden State Bancorp, Inc.        2,291,100                 56,275

Golden West Financial Corp.       5,840                     554

Washington Mutual, Inc.           4,178,400                 159,563

                                                            216,392

SECURITIES INDUSTRY - 0.3%

Kokusai Securities Co. Ltd.       578,000                   6,454

Nomura Securities Co. Ltd.        7,338,000                 72,768

                                                            79,222

TOTAL FINANCE                                               5,909,904

HEALTH - 9.8%

DRUGS & PHARMACEUTICALS - 3.2%

American Home Products Corp.      2,752,800                 158,630

Amgen, Inc. (a)                   3,150,400                 199,263

AstraZeneca Group PLC             1,157,423                 45,495

Lilly (Eli) & Co.                 1,585,400                 113,257

Merck & Co., Inc.                 3,230,800                 218,079

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             4,845,100                $ 218,332

Warner-Lambert Co.                174,900                   10,844

                                                            963,900

MEDICAL EQUIPMENT & SUPPLIES
- 3.1%

AmeriSource Health Corp.          3,344,800                 98,881
Class A (a)(c)

Baxter International, Inc.        793,800                   51,250

Biomet, Inc.                      625,500                   24,981

Boston Scientific Corp. (a)       884,300                   33,548

Cardinal Health, Inc.             5,221,300                 315,236

Johnson & Johnson                 4,132,400                 382,764

St. Jude Medical, Inc. (a)        757,000                   25,596

U.S. Surgical Corp. rights        2                         0
6/30/00 (a)

                                                            932,256

MEDICAL FACILITIES MANAGEMENT
- 3.5%

Columbia/HCA Healthcare Corp.     24,058,263                566,873

HEALTHSOUTH Corp. (a)             837,400                   11,200

Humana, Inc. (a)                  6,266,200                 78,719

Lifepoint Hospitals, Inc.         1,266,224                 12,662

Tenet Healthcare Corp. (a)        8,191,600                 200,694

Triad Hospitals, Inc.             1,266,224                 12,821

United HealthCare Corp.           2,450,300                 142,730

                                                            1,025,699

TOTAL HEALTH                                                2,921,855

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 3.1%

Emerson Electric Co.              3,613,000                 230,780

General Electric Co.              1,688,600                 171,710

Grainger (W.W.), Inc.             1,190,900                 63,192

Koninklijke (Royal) Philips       1,725,000                 160,850
Electronics NV

Koninklijke (Royal) Philips       2,112,000                 181,632
Electronics NV ADR

Loral Space & Communications      38,100                    633
Ltd. (a)

Thomas & Betts Corp.              2,350,400                 100,627

                                                            909,424

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Caterpillar, Inc.                 673,700                   36,969

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Deere & Co.                       539,800                  $ 20,546

Illinois Tool Works, Inc.         379,700                   29,142

Parker-Hannifin Corp.             298,200                   13,028

Tyco International Ltd.           753,520                   65,839

Ultratech Stepper, Inc. (a)(c)    1,342,800                 17,624

                                                            183,148

POLLUTION CONTROL - 0.7%

Republic Services, Inc. Class     2,376,800                 55,855
A (a)

Waste Management, Inc.            3,131,400                 165,573

                                                            221,428

TOTAL INDUSTRIAL MACHINERY &                                1,314,000
EQUIPMENT

MEDIA & LEISURE - 3.3%

BROADCASTING - 1.3%

AT&T Corp. (Liberty Media         2,631,255                 174,814
Group) Class A (a)

Cox Communications, Inc.          748,400                   29,234
Class A (a)

MediaOne Group, Inc.              1,767,500                 130,574

TCA Cable TV, Inc.                815,300                   46,166

                                                            380,788

ENTERTAINMENT - 0.4%

Cedar Fair LP (depository         1,362,000                 33,965
unit)

Disney (Walt) Co.                 265,600                   7,736

Fox Entertainment Group, Inc.     2,270,600                 57,900
(a)

Royal Carribean Cruises Ltd.      732,500                   28,659

                                                            128,260

LODGING & GAMING - 0.8%

Gtech Holdings Corp. (a)          196,200                   4,844

Mirage Resorts, Inc. (a)          3,012,900                 61,764

Promus Hotel Corp. (a)(c)         4,451,800                 111,295

Sun International Hotels Ltd.     1,141,900                 50,458
(a)

                                                            228,361

PUBLISHING - 0.1%

Reader's Digest Association,      793,600                   29,066
Inc. Class A (non-vtg.)

RESTAURANTS - 0.7%

McDonald's Corp.                  2,074,100                 79,853

Papa John's International,        582,300                   23,001
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Tricon Global Restaurants,        93,100                   $ 5,423
Inc. (a)

Wendy's International, Inc.       4,329,200                 117,971

                                                            226,248

TOTAL MEDIA & LEISURE                                       992,723

NONDURABLES - 4.7%

BEVERAGES - 0.1%

PepsiCo, Inc.                     827,100                   29,621

HOUSEHOLD PRODUCTS - 0.1%

Procter & Gamble Co.              304,500                   28,433

TOBACCO - 4.5%

Philip Morris Companies, Inc.     34,365,100                1,325,204

TOTAL NONDURABLES                                           1,383,258

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                685,100                   11,836

Newmont Mining Corp.              609,000                   10,848

Placer Dome, Inc.                 723,100                   8,050

                                                            30,734

RETAIL & WHOLESALE - 8.0%

APPAREL STORES - 0.6%

Gap, Inc.                         872,400                   54,580

Ross Stores, Inc.                 247,200                   11,356

TJX Companies, Inc.               3,487,300                 104,619

                                                            170,555

GENERAL MERCHANDISE STORES -
2.4%

Federated Department Stores,      2,959,113                 161,272
Inc. (a)

Saks, Inc. (a)                    3,691,440                 101,976

Wal-Mart Stores, Inc.             10,563,500                450,269

                                                            713,517

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.5%

Kroger Co. (a)                    323,800                  $ 18,963

Safeway, Inc. (a)                 2,530,800                 117,682

                                                            136,645

RETAIL & WHOLESALE,
MISCELLANEOUS - 4.5%

Circuit City Stores, Inc. -       2,434,100                 174,799
Circuit City Group

Home Depot, Inc.                  10,184,000                579,215

Lowe's Companies, Inc.            8,520,600                 442,539

Office Depot, Inc. (a)            4,637,000                 96,797

Officemax, Inc. (a)               1,027,425                 11,815

Staples, Inc. (a)                 1,524,900                 43,841

                                                            1,349,006

TOTAL RETAIL & WHOLESALE                                    2,369,723

SERVICES - 0.5%

ADVERTISING - 0.2%

Interpublic Group of              381,150                   28,872
Companies, Inc.

Omnicom Group, Inc.               227,300                   15,911

Young & Rubicam, Inc.             693,500                   26,526

                                                            71,309

SERVICES - 0.3%

Service Corp. International       3,983,200                 76,428

TOTAL SERVICES                                              147,737

TECHNOLOGY - 11.1%

COMMUNICATIONS EQUIPMENT - 0.0%

Globalstar Telecommunications     19,100                    338
Ltd. (a)

Inet Technologies, Inc.           14,400                    246

                                                            584

COMPUTER SERVICES & SOFTWARE
- 3.8%

Automatic Data Processing,        1,615,100                 66,522
Inc.

Black Box Corp. (a)               724,600                   33,060

BMC Software, Inc.                2,183,300                 107,937

Ceridian Corp. (a)                48,300                    1,594

Compuware Corp. (a)               4,148,400                 128,860

DST Systems, Inc. (a)             227,400                   12,280

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Electronics for Imaging, Inc.     813,800                  $ 39,927
(a)

First Data Corp.                  2,092,100                 94,014

Galileo International, Inc.       456,400                   20,538

IMS Health, Inc.                  2,039,400                 50,220

International Business            1,850,600                 215,248
Machines Corp.

Microsoft Corp. (a)               3,145,100                 253,770

Policy Management Systems         2,747,300                 99,933
Corp. (a)(c)

                                                            1,123,903

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Compaq Computer Corp.             7,602,800                 180,091

Hewlett-Packard Co.               194,400                   18,334

Ingram Micro, Inc. Class A (a)    529,900                   15,367

SCI Systems, Inc. (a)(c)          4,027,600                 167,145

Tech Data Corp. (a)(c)            3,990,700                 146,783

                                                            527,720

ELECTRONIC INSTRUMENTS - 0.7%

Applied Materials, Inc. (a)       761,200                   41,818

Cognex Corp. (a)                  252,300                   6,781

KLA-Tencor Corp. (a)              376,800                   17,144

LAM Research Corp. (a)(c)         2,110,500                 58,566

Novellus Systems, Inc. (a)        368,300                   17,978

Thermo Electron Corp. (a)         4,090,400                 78,229

                                                            220,516

ELECTRONICS - 4.8%

Analog Devices, Inc. (a)          378,900                   14,564

Conexant Systems, Inc. (a)        147,900                   5,731

Etec Systems, Inc. (a)            356,100                   9,548

Flextronics International (a)     136,800                   6,840

Intel Corp.                       2,487,600                 134,486

International Rectifier Corp.     972,000                   10,571
(a)

Methode Electronics, Inc.         632,500                   11,662
Class A

Micrel, Inc. (a)                  385,100                   21,566

Microchip Technology, Inc. (a)    1,857,000                 81,476

Micron Technology, Inc. (a)       6,214,500                 235,763

Molex, Inc. Class A               2,221,852                 59,573

Motorola, Inc.                    1,593,700                 131,978

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

National Semiconductor Corp.      1,074,200                $ 20,813
(a)

Solectron Corp. (a)               12,445,900                681,413

                                                            1,425,984

TOTAL TECHNOLOGY                                            3,298,707

TRANSPORTATION - 2.5%

AIR TRANSPORTATION - 1.9%

Alaska Air Group, Inc. (a)        413,500                   17,160

AMR Corp. (a)                     4,790,400                 311,675

Continental Airlines, Inc.        311,700                   12,234
Class B (a)

Delta Air Lines, Inc.             2,716,000                 155,831

Northwest Airlines Corp.          482,600                   16,046
Class A (a)

UAL Corp. (a)                     482,800                   32,468

US Airways Group, Inc. (a)        240,600                   11,684

                                                            557,098

RAILROADS - 0.4%

Burlington Northern Santa Fe      2,692,600                 83,471
Corp.

CSX Corp.                         1,141,200                 53,565

                                                            137,036

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp. (c)        2,452,600                 63,461

TOTAL TRANSPORTATION                                        757,595

UTILITIES - 6.1%

CELLULAR - 1.6%

Vodafone Group PLC sponsored      2,579,800                 493,709
ADR

ELECTRIC UTILITY - 0.2%

AES Corp. (a)                     373,000                   18,557

PG&E Corp.                        1,023,819                 34,554

                                                            53,111

GAS - 0.1%

Enron Corp.                       379,900                   27,115

TELEPHONE SERVICES - 4.2%

Ameritech Corp.                   258,700                   17,026

AT&T Corp.                        2,862,699                 158,880

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Bell Atlantic Corp.               2,112,192                $ 115,643

BellSouth Corp.                   1,396,500                 65,897

MCI WorldCom, Inc. (a)            6,770,504                 584,802

SBC Communications, Inc.          2,466,700                 126,110

Sprint Corp. (FON Group)          1,523,100                 171,730

                                                            1,240,088

TOTAL UTILITIES                                             1,814,023

TOTAL COMMON STOCKS                                         26,115,874
(Cost $17,656,951)



U.S. TREASURY OBLIGATIONS -
7.3%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)

U.S. Treasury Bond stripped
principal:

0% 2/15/19                        Aaa      $ 10,000                              2,974

0% 8/15/19                        Aaa       45,000                               13,064

0% 8/15/20                        Aaa       862,300                              235,244

U.S. Treasury Bonds:

6.25% 8/15/23                     Aaa       330,750                              337,570

7.625% 11/15/22                   Aaa       128,000                              151,940

8.125% 8/15/19                    Aaa       1,176,000                            1,445,198

TOTAL U.S. TREASURY OBLIGATIONS                                                  2,185,990
(Cost $1,971,290)


CASH EQUIVALENTS - 5.0%

                               SHARES

Taxable Central Cash Fund (b)   1,486,119,814                 1,486,120
(Cost $1,486,120)

TOTAL INVESTMENT IN                                           $ 29,787,984
SECURITIES - 100%
(Cost $21,114,361)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $21,131,558,000. Net unrealized appreciation aggregated $8,656,426,000, of which $9,581,620,000 related to appreciated investment securities and $925,194,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                         AMOUNTS IN THOUSANDS (EXCEPT
                            PER-SHARE AMOUNTS) MAY 31,
                                      1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 29,787,984
value (cost $21,114,361) -
See accompanying schedule

Receivable for investments                 150,321
sold

Receivable for fund shares                 44,694
sold

Dividends receivable                       34,744

Interest receivable                        40,160

Other receivables                          669

 TOTAL ASSETS                              30,058,572

LIABILITIES

Payable for investments        $ 212,699
purchased

Payable for fund shares         67,253
redeemed

Accrued management fee          11,131

Distribution fees payable       13,311

Other payables and accrued      5,236
expenses

 TOTAL LIABILITIES                         309,630

NET ASSETS                                $ 29,748,942

Net Assets consist of:

Paid in capital                           $ 18,515,187

Undistributed net investment               83,107
income

Accumulated undistributed net              2,477,097
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                8,673,551
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 29,748,942

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                AMOUNTS IN THOUSANDS (EXCEPT
                  PER-SHARE AMOUNTS) MAY 31,
                            1999 (UNAUDITED)

CALCULATION OF MAXIMUM               $50.97
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($539,141
(divided by) 10,578.6 shares)

Maximum offering price per           $54.08
share (100/94.25 of $50.97)

CLASS T: NET ASSET VALUE and         $51.37
redemption price per share
($25,976,345 (divided by)
505,656 shares)

Maximum offering price per           $53.23
share (100/96.50 of $51.37)

CLASS B: NET ASSET VALUE and         $50.80
offering price per share
($2,040,965 (divided by)
40,178 shares) A

CLASS C: NET ASSET VALUE and         $50.93
offering price per share
($563,381 (divided by)
11,061 shares) A

INSTITUTIONAL CLASS: NET             $51.38
ASSET VALUE, offering price
and redemption price   per
share ($629,110 (divided by)
12,243.2 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                             AMOUNTS IN THOUSANDS  SIX
                             MONTHS ENDED MAY 31, 1999
                                           (UNAUDITED)

INVESTMENT INCOME                            $ 156,656
Dividends (including $3,451
received from affiliated
issuers)

Interest                                      104,558

 TOTAL INCOME                                 261,214

EXPENSES

Management fee Basic fee         $ 85,032

 Performance adjustment           (20,192)

Transfer agent fees               24,850

Distribution fees                 76,075

Accounting fees and expenses      600

Non-interested trustees'          63
compensation

Custodian fees and expenses       362

Registration fees                 818

Audit                             60

Legal                             20

 Total expenses before            167,688
reductions

 Expense reductions               (1,256)     166,432

NET INVESTMENT INCOME                         94,782

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,511,754
(including realized gain
(loss) of   $166,305 on
sales of investments in
affiliated issuers)

 Foreign currency transactions    66          2,511,820

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (402,472)

 Assets and liabilities in        (175)       (402,647)
foreign currencies

NET GAIN (LOSS)                               2,109,173

NET INCREASE (DECREASE) IN                   $ 2,203,955
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 94,782                       $ 222,413
income

 Net realized gain (loss)       2,511,820                      1,043,142

 Change in net unrealized       (402,647)                      3,286,573
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     2,203,955                      4,552,128
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (195,067)                      (230,393)
From net investment income

 From net realized gain         (939,866)                      (1,268,193)

 TOTAL DISTRIBUTIONS            (1,134,933)                    (1,498,586)

Share transactions - net        1,167,639                      3,085,219
increase (decrease)

  TOTAL INCREASE (DECREASE)     2,236,661                      6,138,761
IN NET ASSETS

NET ASSETS

 Beginning of period            27,512,281                     21,373,520

 End of period (including      $ 29,748,942                   $ 27,512,281
undistributed net investment
income of $83,107 and
$204,660, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1998                      1997 I       1997 H    1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 49.33                        $ 44.02                   $ 42.57      $ 35.39   $ 32.86
period

Income from Invest- ment
Operations

Net investment  income D        .22                            .48                       .04          .54       .09

Net realized  and unrealized    3.58                           8.03                      1.41         8.80      2.44
gain (loss)

Total from investment           3.80                           8.51                      1.45         9.34      2.53
operations

Less Distributions

From net investment income      (.47)                          (.60)                     -            (.72)     -

From net  realized gain         (1.69)                         (2.60)                    -            (1.44)    -

Total distributions             (2.16)                         (3.20)                    -            (2.16)    -

Net asset value, end of period $ 50.97                        $ 49.33                   $ 44.02      $ 42.57   $ 35.39

TOTAL RETURN B, C               8.07%                          20.82%                    3.41%        27.58%    7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 539                          $ 359                     $ 143        $ 130     $ 10
millions)

Ratio of expenses to average    .95% A                         .97%                      1.10% A, F   1.05%     1.48% A, F
net assets

Ratio of expenses to average    .94% A, G                      .96% G                    1.09% A, G   1.04% G   1.47% A, G
net assets after expense
reductions

Ratio of net invest- ment       .89% A                         1.06%                     1.22% A      1.36%     1.74% A
income to average net assets

Portfolio turnover              53% A                          25%                       33% A        35%       33%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H YEAR ENDED OCTOBER 31

I ONE MONTH ENDED NOVEMBER 30, 1997

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1998                      1997 G       1997 F    1996 F

Net asset value, beginning of    $ 49.63                        $ 44.20                   $ 42.76      $ 35.41   $ 30.89
period

Income from Investment
Operations

Net investment income             .17 D                          .42 D                     .03 D        .55 D     .61 D

Net realized and unrealized       3.61                           8.08                      1.41         8.78      4.72
gain (loss)

Total from investment             3.78                           8.50                      1.44         9.33      5.33
operations

Less Distributions

From net investment income        (.35)                          (.47)                     -            (.54)     (.41)

From net realized gain            (1.69)                         (2.60)                    -            (1.44)    (.40)

 Total distributions              (2.04)                         (3.07)                    -            (1.98)    (.81)

Net asset value, end of period   $ 51.37                        $ 49.63                   $ 44.20      $ 42.76   $ 35.41

TOTAL RETURN B, C                 7.96%                          20.63%                    3.37%        27.43%    17.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 25,976                       $ 24,802                  $ 20,411     $ 19,652  $ 14,315
millions)

Ratio of expenses to average      1.14% A                        1.14%                     1.28% A      1.18%     1.34%
net assets

Ratio of expenses to average      1.13% A, E                     1.13% E                   1.27% A, E   1.17% E   1.34%
net assets after expense
reductions

Ratio of net investment           .69% A                         .92%                      1.03% A      1.39%     1.88%
income to average net assets

Portfolio turnover                53% A                          25%                       33% A        35%       33%





SELECTED PER-SHARE DATA          1995 F    1994 F

Net asset value, beginning of    $ 26.62   $ 25.39
period

Income from Investment
Operations

Net investment income             .39       .22

Net realized and unrealized       5.31      1.92
gain (loss)

Total from investment             5.70      2.14
operations

Less Distributions

From net investment income        (.27)     (.07)

From net realized gain            (1.16)    (.84)

 Total distributions              (1.43)    (.91)

Net asset value, end of period   $ 30.89   $ 26.62

TOTAL RETURN B, C                 22.88%    8.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 9,691   $ 4,599
millions)

Ratio of expenses to average      1.59%     1.63%
net assets

Ratio of expenses to average      1.58% E   1.62% E
net assets after expense
reductions

Ratio of net investment           1.56%     1.12%
income to average net assets

Portfolio turnover                39%       43%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F YEARS ENDED OCTOBER 31

G ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 49.12                        $ 44.02                   $ 42.60      $ 37.62
of period

Income from Investment
Operations

Net investment income D           .03                            .14                       .02          .13

Net realized and unrealized       3.58                           8.04                      1.40         4.85
gain (loss)

Total from investment             3.61                           8.18                      1.42         4.98
operations

Less Distributions

From net investment income        (.24)                          (.48)                     -            -

From net realized gain            (1.69)                         (2.60)                    -            -

Total distributions               (1.93)                         (3.08)                    -            -

Net asset value, end of period   $ 50.80                        $ 49.12                   $ 44.02      $ 42.60

TOTAL RETURN B, C                 7.67%                          19.95%                    3.33%        13.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,041                        $ 1,432                   $ 423        $ 371
millions)

Ratio of expenses to average      1.70% A                        1.71%                     1.85% A, F   1.75% A
net assets

Ratio of expenses to average      1.69% A, G                     1.70% G                   1.84% A, G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           .13% A                         .31%                      .47% A       .48% A
income to average net assets

Portfolio turnover                53% A                          25%                       33% A        35%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30, 1997

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 49.33                        $ 44.20                   $ 43.62
period

Income from Investment
Operations

Net investment income D           .03                            .12                       .02

Net realized and unrealized       3.58                           8.08                      .56
gain (loss)

Total from investment             3.61                           8.20                      .58
operations

Less Distributions

From net investment income        (.32)                          (.47)                     -

From net realized gain            (1.69)                         (2.60)                    -

Total distributions               (2.01)                         (3.07)                    -

Net asset value, end of period   $ 50.93                        $ 49.33                   $ 44.20

TOTAL RETURN B, C                 7.65%                          19.91%                    1.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 563                          $ 301                     $ 6
millions)

Ratio of expenses to average      1.69% A                        1.70%                     1.85% A, F
net assets

Ratio of expenses to average      1.68% A, G                     1.70%                     1.84% A, G
net assets  after expense
reductions

Ratio of net investment           .14% A                         .27%                      .74% A
income to average net assets

Portfolio turnover                53% A                          25%                       33% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1998                      1997 H      1997 G   1996 G

Net asset value, beginning of    $ 49.78                        $ 44.31                   $ 42.85     $ 35.47  $ 30.97
period

Income from Investment
Operations

Net investment income             .30 D                          .65 D                     .05 D       .75 D    .77 D

Net realized and unrealized       3.59                           8.10                      1.41        8.78     4.74
gain (loss)

Total from investment             3.89                           8.75                      1.46        9.53     5.51
operations

Less Distributions

From net investment income        (.60)                          (.68)                     -           (.71)    (.61)

From net realized gain            (1.69)                         (2.60)                    -           (1.44)   (.40)

Total distributions               (2.29)                         (3.28)                    -           (2.15)   (1.01)

Net asset value, end of period   $ 51.38                        $ 49.78                   $ 44.31     $ 42.85  $ 35.47

TOTAL RETURN B, C                 8.21%                          21.29%                    3.41%       28.07%   18.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 629                          $ 618                     $ 392       $ 375    $ 250
millions)

Ratio of expenses to average      .63% A                         .62%                      .71% A      .66%     .85%
net assets

Ratio of expenses to average      .62% A, F                      .61% F                    .70% A, F   .65% F   .84% F
net assets after  expense
reductions

Ratio of net investment           1.20% A                        1.43%                     1.60% A     1.91%    2.38%
income to average net assets

Portfolio turnover                53% A                          25%                       33% A       35%      33%





SELECTED PER-SHARE DATA          1995 E

Net asset value, beginning of    $ 29.04
period

Income from Investment
Operations

Net investment income             .12

Net realized and unrealized       1.81
gain (loss)

Total from investment             1.93
operations

Less Distributions

From net investment income        -

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 30.97

TOTAL RETURN B, C                 6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 72
millions)

Ratio of expenses to average      .82% A
net assets

Ratio of expenses to average      .81% A, F
net assets after  expense
reductions

Ratio of net investment           2.33% A
income to average net assets

Portfolio turnover                39%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G YEARS ENDED OCTOBER 31

H ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,434,672,000 and $7,215,036,000, respectively, of which U.S. government and government agency obligations aggregated
$28,798,000 and $201,746,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets after the performance adjustment.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 564,000     $ 1,000

CLASS T    64,595,000    792,000

CLASS B    8,762,000     6,573,000

CLASS C    2,154,000     1,789,000

          $ 76,075,000  $ 9,155,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 1,953,000   $ 796,000

CLASS T    6,015,000     2,342,000

CLASS B    2,322,000     2,322,000 *

CLASS C    151,000       151,000 *

          $ 10,441,000  $ 5,611,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT        % OF AVERAGE NET ASSETS

CLASS A                $ 500,000     .23 *

CLASS T                 21,489,000   .17 *

CLASS B                 1,891,000    .22 *

CLASS C                 439,000      .21*

INSTITUTIONAL CLASS     531,000      .16 *

                       $ 24,850,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,200,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,198,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 4,000

CLASS T    52,000

          $ 56,000

6. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                            1999                      1998

FROM NET INVESTMENT INCOME

Class A                     $ 3,446                   $ 1,998

Class T                      175,050                   217,401

Class B                      7,090                     4,810

Class C                      2,000                     114

Institutional Class          7,481                     6,070

Total                       $ 195,067                 $ 230,393

FROM NET REALIZED GAIN

Class A                     $ 12,417                  $ 8,735

Class T                      845,707                   1,209,164

Class B                      50,007                    26,330

Class C                      10,642                    675

Institutional Class          21,093                    23,289

Total                       $ 939,866                 $ 1,268,193

                            $ 1,134,933               $ 1,498,586

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              4,018                     5,006                   $ 200,397

Reinvestment of distributions    317                       245                      14,915

Shares redeemed                  (1,035)                   (1,215)                  (51,705)

Net increase (decrease)          3,300                     4,036                   $ 163,607

CLASS T Shares sold              49,072                    100,805                 $ 2,458,526

Reinvestment of distributions    20,264                    32,321                   961,462

Shares redeemed                  (63,386)                  (95,176)                 (3,195,092)

Net increase (decrease)          5,950                     37,950                  $ 224,896

CLASS B Shares sold              12,466                    21,067                  $ 619,463

Reinvestment of distributions    1,064                     667                      50,034

Shares redeemed                  (2,497)                   (2,187)                  (124,660)

Net increase (decrease)          11,033                    19,547                  $ 544,837

CLASS C Shares sold              5,523                     6,462                   $ 275,361

Reinvestment of distributions    217                       15                       10,228

Shares redeemed                  (782)                     (506)                    (39,126)

Net increase (decrease)          4,958                     5,971                   $ 246,463

INSTITUTIONAL CLASS Shares       2,735                     6,993                   $ 136,380
sold

Reinvestment of distributions    506                       595                      23,925

Shares redeemed                  (3,422)                   (4,004)                  (172,469)

Net increase (decrease)          (181)                     3,584                   $ (12,164)





AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 225,955

Reinvestment of distributions    10,085

Shares redeemed                  (55,006)

Net increase (decrease)         $ 181,034

CLASS T Shares sold             $ 4,546,813

Reinvestment of distributions    1,340,827

Shares redeemed                  (4,297,357)

Net increase (decrease)         $ 1,590,283

CLASS B Shares sold             $ 950,442

Reinvestment of distributions    27,524

Shares redeemed                  (97,688)

Net increase (decrease)         $ 880,278

CLASS C Shares sold             $ 292,437

Reinvestment of distributions    602

Shares redeemed                  (22,628)

Net increase (decrease)         $ 270,411

INSTITUTIONAL CLASS Shares      $ 319,599
sold

Reinvestment of distributions    24,612

Shares redeemed                  (180,998)

Net increase (decrease)         $ 163,213


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS                PURCHASE COST      SALES COST      DIVIDEND INCOME       VALUE

Airborne Freight Corp.              $ -                $ -             $ -                  $ 63,461

AmeriSource Health Corp.             25,140             -               -                    98,881
Class A

Burlington Industries, Inc.          2,908              -               -                    56,605

Centex Corp.                         7,821              -               -                    122,151

Cummins Engine Co., Inc.             3,385              -               1,213                113,820

Discount Auto Parts, Inc.            -                  -               -                    31,519

Kaufman & Broad Home Corp.           26,193             -               566                  95,644

LAM Research Corp.                   -                  -               -                    58,566

Lennar Corp.                         5,773              -               31                   61,083

Liz Claiborne, Inc.                  -                  -               984                  157,514

MGIC Investment Corp.                98,015             -               386                  396,617

McDermott International, Inc.        4,695              -               -                    81,698

Policy Management Systems            34,501             -               -                    99,933
Corp.

Promus Hotel Corp.                   2,687              -               -                    111,295

Revlon, Inc. Class A                 -                  6,519           -                    -

SCI Systems, Inc.                    11,136             5,019           -                    167,145

Solectron Corp.                      -                  67,697          -                    -

Tech Data Corp.                      44,825             -               -                    146,783

Ultratech Stepper, Inc.              -                  8,847           -                    17,624

Warnaco Group, Inc. Class A          15,813             -               271                  103,970

TOTALS                              $ 282,892          $ 88,082        $ 3,451              $ 1,984,309


10. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Growth Opportunities Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal periods ended November 30, 1998, November 30, 1997 and October 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.


INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
 Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

George A. Vanderheiden, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

GO-SANN-0799    80317
1.704615.101

(Fidelity Logo Graphic)(registered trademark)


FIDELITY ADVISOR
GROWTH OPPORTUNITIES
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(REGISTERED TRADEMARK)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 31  Footnotes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH             8.21%          16.92%       161.26%       437.77%
OPPORTUNITIES -   INST CL

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Growth Funds Average            13.69%         16.23%       156.99%       332.53%


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV GROWTH          16.92%       21.18%        18.32%
OPPORTUNITIES -   INST CL

S&P 500                      21.03%       25.87%        18.07%

Growth Funds Average         16.23%       20.36%        15.36%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Growth Opp -CL I         S&P 500
             00688                       SP001
  1989/05/31      10000.00                    10000.00
  1989/06/30       9570.74                     9943.00
  1989/07/31      10108.83                    10840.85
  1989/08/31      10483.68                    11053.33
  1989/09/30      10380.89                    11008.01
  1989/10/31       9993.95                    10752.63
  1989/11/30      10060.46                    10971.98
  1989/12/31      10162.55                    11235.31
  1990/01/31       9430.59                    10481.42
  1990/02/28       9659.32                    10616.63
  1990/03/31       9907.67                    10897.97
  1990/04/30       9580.90                    10625.52
  1990/05/31      10724.60                    11661.51
  1990/06/30      10783.41                    11582.21
  1990/07/31      10391.29                    11545.15
  1990/08/31       9247.59                    10501.47
  1990/09/30       8528.70                     9990.05
  1990/10/31       8489.49                     9947.09
  1990/11/30       9391.37                    10589.67
  1990/12/31       9995.19                    10885.12
  1991/01/31      11191.70                    11359.71
  1991/02/28      12196.51                    12171.93
  1991/03/31      12533.65                    12466.50
  1991/04/30      12791.46                    12496.41
  1991/05/31      13492.18                    13036.26
  1991/06/30      12540.26                    12439.20
  1991/07/31      13419.46                    13018.87
  1991/08/31      13941.70                    13327.41
  1991/09/30      13624.39                    13104.85
  1991/10/31      13604.56                    13280.45
  1991/11/30      12798.07                    12745.25
  1991/12/31      14261.22                    14203.30
  1992/01/31      14672.39                    13939.12
  1992/02/29      15336.04                    14120.33
  1992/03/31      14823.87                    13844.98
  1992/04/30      15227.83                    14252.03
  1992/05/31      15444.24                    14321.86
  1992/06/30      15090.78                    14108.47
  1992/07/31      15610.15                    14685.50
  1992/08/31      15177.34                    14384.45
  1992/09/30      15220.62                    14554.19
  1992/10/31      15249.47                    14605.13
  1992/11/30      15985.26                    15103.16
  1992/12/31      16404.12                    15288.93
  1993/01/31      16904.24                    15417.36
  1993/02/28      16950.41                    15627.03
  1993/03/31      17581.33                    15956.76
  1993/04/30      17612.11                    15570.61
  1993/05/31      18104.54                    15987.90
  1993/06/30      18173.79                    16034.27
  1993/07/31      18296.90                    15970.13
  1993/08/31      18858.58                    16575.40
  1993/09/30      18927.83                    16447.77
  1993/10/31      19535.67                    16788.24
  1993/11/30      19443.34                    16628.75
  1993/12/31      20041.45                    16829.96
  1994/01/31      21150.43                    17402.17
  1994/02/28      20831.30                    16930.58
  1994/03/31      19945.71                    16192.40
  1994/04/30      20472.28                    16399.67
  1994/05/31      20583.97                    16668.62
  1994/06/30      20025.49                    16260.24
  1994/07/31      20591.95                    16793.57
  1994/08/31      21461.59                    17482.11
  1994/09/30      20815.34                    17053.80
  1994/10/31      21238.19                    17437.51
  1994/11/30      20560.04                    16802.44
  1994/12/31      20614.02                    17051.62
  1995/01/31      20774.54                    17493.76
  1995/02/28      21408.17                    18175.50
  1995/03/31      21957.31                    18711.85
  1995/04/30      22700.77                    19262.92
  1995/05/31      23646.99                    20032.86
  1995/06/30      24449.58                    20498.22
  1995/07/31      25285.97                    21177.94
  1995/08/31      25471.83                    21231.10
  1995/09/30      25970.29                    22127.05
  1995/10/31      26164.60                    22048.06
  1995/11/30      26823.57                    23015.97
  1995/12/31      27536.85                    23459.25
  1996/01/31      27981.69                    24257.81
  1996/02/29      27911.91                    24482.68
  1996/03/31      27877.02                    24718.45
  1996/04/30      28356.76                    25082.80
  1996/05/31      28949.89                    25729.68
  1996/06/30      29098.17                    25827.71
  1996/07/31      28295.70                    24686.64
  1996/08/31      28531.21                    25207.28
  1996/09/30      29891.91                    26625.95
  1996/10/31      30938.61                    27360.29
  1996/11/30      33380.90                    29428.46
  1996/12/31      32577.33                    28845.48
  1997/01/31      34195.56                    30647.75
  1997/02/28      34491.46                    30888.02
  1997/03/31      32799.26                    29618.84
  1997/04/30      34297.28                    31387.08
  1997/05/31      36433.34                    33297.93
  1997/06/30      37579.98                    34789.67
  1997/07/31      40381.83                    37557.89
  1997/08/31      38911.55                    35453.89
  1997/09/30      40465.05                    37395.70
  1997/10/31      39623.57                    36146.69
  1997/11/30      40973.64                    37819.92
  1997/12/31      42090.69                    38469.29
  1998/01/31      42189.44                    38894.76
  1998/02/28      44984.77                    41699.85
  1998/03/31      46402.40                    43835.29
  1998/04/30      46412.38                    44276.28
  1998/05/31      45993.08                    43515.17
  1998/06/30      47031.35                    45282.75
  1998/07/31      47081.26                    44800.49
  1998/08/31      41051.35                    38323.24
  1998/09/30      43487.27                    40778.22
  1998/10/31      46632.02                    44095.13
  1998/11/30      49696.89                    46767.73
  1998/12/31      52458.95                    49462.49
  1999/01/31      53002.51                    51531.01
  1999/02/28      50647.54                    49929.43
  1999/03/31      51913.99                    51927.10
  1999/04/30      54059.63                    53938.24
  1999/05/28      53777.03                    52664.76
IMATRL PRASUN   SHR__CHT 19990531 19990615 111911 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Growth Opportunities Fund - Institutional Class on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $53,777 - a 437.77% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $52,665 - a 426.65% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and short-term
volatility. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of George Vanderheiden)

An interview with George Vanderheiden, Portfolio Manager of Fidelity Advisor Growth Opportunities Fund

Q. HOW DID THE FUND PERFORM, GEORGE?

A. For the six-month period ending May 31, 1999, the fund's Institutional Class shares returned 8.21%. In the same period, the Standard & Poor's 500 Index returned 12.61%, while the growth funds average, as measured by Lipper Inc., was 13.69%. For the 12 months that ended May 31, 1999, the fund's Institutional Class shares returned 16.92%, while the S&P 500 and the growth funds average returned 21.03% and 16.23%, respectively, during the same time frame.

Q. WHY DID THE FUND'S RETURNS TRAIL THOSE OF IT BENCHMARK AND PEER GROUP OVER THE SIX-MONTH PERIOD?

A. The main cause for the fund's underperformance was that, at the period's outset, I had the fund tilted toward value stocks. Value stocks are those that are misperceived or mispriced, where the company's fundamentals argue for a higher valuation. I've used this approach several times during my 12-year tenure with the fund. In this case, however, my prediction was early. During the first half of the period, it remained a very narrow, growth-oriented market. However, by mid-April, my strategy of tilting the fund toward value began to pay off.

Q. HOW DID THE MARKET ENVIRONMENT CHANGE DURING THE COURSE OF THE
SIX-MONTH PERIOD?

A. For the first half of the period, the markets were enjoying the benefits of aggressive domestic and global central bank easings, which were intended to increase liquidity and investor confidence and stimulate economic growth. Those measures were successful. However, the extremely narrow market participation through the first quarter of 1999 quickly broadened as the investment markets realized that the emerging markets of Asia and South America were beginning to stabilize. With prospects of deflation now dimming, markets felt that a reflationary environment would be positive for value, cyclical and small- to mid-cap stocks. Therefore, investors rotated out of high valuation, large-cap growth stocks into value and cyclical names. The fund was well-positioned for this rotation, and outperformed both its benchmark and peer group over the last three months of the period.

Q. WHAT WERE SOME OF THE BRIGHT SPOTS FOR THE FUND, GEORGE?

A. Technology holding Solectron was the largest contributor to performance. The company is a contract electronic manufacturer - meaning technology companies outsource their manufacturing to Solectron. Its stock has increased 10-fold since 1992, and its earnings growth rate was very strong. U.K.-based telecommunications company Vodafone was also a solid contributor, based on its solid earnings growth. MCI WorldCom is another telecommunications company that performed well. Its focus on the high-growth areas of Internet, data and international communications gained the company 4% of the global telecom market.

Q. WHICH HOLDINGS DIDN'T PERFORM UP TO YOUR EXPECTATIONS?

A. Philip Morris was the largest detractor to performance. Its stock was punished due to the company's ongoing litigation battles. However, its earnings were growing at almost twice the rate of the S&P 500, and it has consistently gained market share over time. Fannie Mae and Freddie Mac, which provide housing-related financial services for low- and moderate-income families, also underperformed. Nervous sentiment concerning recent legislative issues drove share prices down. However, based on their strong fundamentals, I felt these stocks were unfairly punished and I remain bullish about their prospects. The fund's bond holdings, which accounted for approximately 7% of investments at the end of the period, fared poorly.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS, GEORGE?

A. The improved world economy and strong U.S. economy bode well for value stocks, as does improved pricing power across such cyclical industries as homebuilders, chemicals and several others. However, I don't think cyclicals have as much earnings punch going up as they normally would because we're not having this shift coming out of a recession. Also, a couple of cyclical industries had some "give backs"
- paper companies and airlines raised prices earlier this year, but are now giving them back because the demand hasn't been strong enough. I think the easy money has been made in this shift; now it has to be uncovered industry by industry and stock by stock.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to provide capital
growth by investing primarily
in common stocks and
securities convertible into
common stocks

START DATE: November 18,
1987

SIZE: as of May 31, 1999,
more than $29.7 billion

MANAGER: George
Vanderheiden, since 1987;
joined Fidelity in 1971
(checkmark)

GEORGE VANDERHEIDEN ON
HIS SHIFT FROM GROWTH TO
VALUE STOCKS:

"There are a couple of reasons why
I made a transition from growth to
value. First, when the corporate
earnings outlook is slipping,
growth tends to outperform value.
This is because growth becomes
scarcer, so investors lean toward
companies with consistently
strong growth prospects year after
year. When earnings get better,
you can find growth in many more
places, not just a narrow band of
growth stocks. That's when value
stocks start to rebound. The rate
of earnings growth bottomed out
in the third quarter of 1998, then
improved in the fourth quarter
and in the first quarter of 1999. We
had over 120 interest-rate cuts in
75 countries since last October.
This massive reflationary effort -
the attempt to jumpstart global
economies - is the bull case for
value and cyclical stocks.
"Over the past three decades, each
time we had shifts from growth to
value, they happened right when
we saw the first quarter of improved
earnings. The other indicator of a
trend toward value is increased
pricing power - a company's
ability to price their products
higher than inflation. That also
translates to increased earnings.
Several cyclical industries are
gaining pricing power. If this
pricing sticks, these companies can
surprise on the upside, and that's
why I've tilted the fund to be a
more value-oriented portfolio."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Fannie Mae                      5.3                      5.4

Philip Morris Companies, Inc.   4.5                      6.0

Freddie Mac                     3.1                      3.2

Fleet Financial Group, Inc.     2.8                      2.9

Solectron Corp.                 2.3                      2.1

MCI WorldCom, Inc.              2.0                      2.0

Home Depot, Inc.                1.9                      2.4

Columbia/HCA Healthcare Corp.   1.9                      2.3

Vodafone Group PLC sponsored    1.6                      2.1
ADR

Wal-Mart Stores, Inc.           1.5                      2.3

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

FINANCE                         19.8                     19.4

TECHNOLOGY                      11.1                     12.2

HEALTH                          9.8                      9.1

RETAIL & WHOLESALE              8.0                      9.1

ENERGY                          7.1                      5.4



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999*           AS OF NOVEMBER 30, 1998 **

Stocks 87.7%                  Stocks 85.1%

Bonds 7.3%                    Bonds 9.4%

Short-Term  Investments 5.0%  Short-Term  Investments 5.5%

* FOREIGN INVESTMENTS 6.7%    ** FOREIGN INVESTMENTS 8.3%


Row: 1, Col: 1, Value: 87.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 7.3
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.0

Row: 1, Col: 1, Value: 85.09999999999999
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 9.4
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.5

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 87.7%

                                 SHARES                    VALUE (NOTE 1) (000S)

AEROSPACE & DEFENSE - 0.4%

Boeing Co.                        2,582,000                $ 109,090

BASIC INDUSTRIES - 1.4%

CHEMICALS & PLASTICS - 0.7%

Cabot Corp.                       2,274,900                 53,745

Dow Chemical Co.                  103,300                   12,551

E.I. du Pont de Nemours and       1,324,000                 86,639
Co.

Engelhard Corp.                   706,600                   14,309

Praxair, Inc.                     405,400                   19,789

Raychem Corp.                     855,900                   29,743

                                                            216,776

PACKAGING & CONTAINERS - 0.6%

Bemis Co., Inc.                   87,300                    3,296

Owens-Illinois, Inc. (a)          6,080,000                 185,440

                                                            188,736

PAPER & FOREST PRODUCTS - 0.1%

Westvaco Corp.                    517,700                   14,787

Willamette Industries, Inc.       125,400                   5,314

                                                            20,101

TOTAL BASIC INDUSTRIES                                      425,613

CONSTRUCTION & REAL ESTATE -
1.9%

BUILDING MATERIALS - 0.5%

Armstrong World Industries,       493,000                   28,717
Inc.

Owens-Corning                     2,520,400                 99,241

Sherwin-Williams Co.              464,200                   14,303

                                                            142,261

CONSTRUCTION - 1.3%

Centex Corp. (c)                  3,295,800                 122,151

D.R. Horton, Inc.                 3,015,180                 51,258

Fleetwood Enterprises, Inc.       1,624,552                 41,325

Kaufman & Broad Home Corp. (c)    3,964,500                 95,644

Lennar Corp. (c)                  2,699,800                 61,083

                                                            371,461

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

CONSTRUCTION & REAL ESTATE -
CONTINUED

ENGINEERING - 0.1%

Fluor Corp.                       1,042,000                $ 38,815

TOTAL CONSTRUCTION & REAL                                   552,537
ESTATE

DURABLES - 6.6%

AUTOS, TIRES, & ACCESSORIES -
4.9%

AutoNation, Inc. (a)              10,275,800                168,266

AutoZone, Inc. (a)                1,449,600                 41,948

Cummins Engine Co., Inc. (c)      2,248,300                 113,820

Dana Corp.                        3,506,600                 181,028

Delphi Automotive Systems         4,653,648                 91,328
Corp. (a)

Discount Auto Parts, Inc.         1,273,500                 31,519
(a)(c)

Eaton Corp.                       1,414,500                 123,327

General Motors Corp.              6,084,639                 419,840

Goodyear Tire & Rubber Co.        805,900                   48,102

Lear Corp. (a)                    2,175,000                 106,983

Magna International, Inc.         2,194,100                 132,561
Class A

                                                            1,458,722

CONSUMER DURABLES - 0.1%

Minnesota Mining &                401,800                   34,454
Manufacturing Co.

CONSUMER ELECTRONICS - 0.1%

Whirlpool Corp.                   239,100                   15,422

HOME FURNISHINGS - 0.3%

Newell Rubbermaid, Inc.           2,470,887                 100,071

TEXTILES & APPAREL - 1.2%

Burlington Industries, Inc.       5,768,700                 56,605
(a)(c)

Jones Apparel Group, Inc. (a)     1,285,400                 39,526

Liz Claiborne, Inc. (c)           4,375,400                 157,514

Polo Ralph Lauren Corp. Class     393,900                   8,124
A (a)

Warnaco Group, Inc. Class A       3,524,400                 103,970
(c)

                                                            365,739

TOTAL DURABLES                                              1,974,408

ENERGY - 7.1%

ENERGY SERVICES - 1.0%

Baker Hughes, Inc.                607,900                   18,921

Halliburton Co.                   2,943,100                 121,771

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

ENERGY - CONTINUED

ENERGY SERVICES - CONTINUED

McDermott International, Inc.     3,188,200                $ 81,698
(c)

Schlumberger Ltd.                 1,435,800                 86,417

                                                            308,807

OIL & GAS - 6.1%

Amerada Hess Corp.                3,759,200                 225,317

Apache Corp.                      686,100                   24,700

BP Amoco PLC sponsored ADR        3,250,928                 348,256

Chevron Corp.                     1,060,000                 98,249

Cooper Cameron Corp. (a)          1,552,700                 56,188

Elf Aquitaine SA sponsored ADR    287,447                   20,409

Exxon Corp.                       4,983,600                 398,065

Occidental Petroleum Corp.        7,652,200                 161,653

Royal Dutch Petroleum Co. (NY     3,318,300                 187,691
Registry Gilder 1.25)

Tosco Corp.                       7,503,800                 191,816

Total SA:

Class B                           197,574                   24,030

sponsored ADR                     392,652                   23,878

Union Pacific Resources           1,596,900                 22,257
Group, Inc.

USX-Marathon Group                756,600                   22,651

                                                            1,805,160

TOTAL ENERGY                                                2,113,967

FINANCE - 19.8%

BANKS - 3.4%

Bank of America Corp.             6,739,900                 435,987

Bank of Tokyo-Mitsubishi Ltd.     4,547,000                 60,569

Bank of Tokyo-Mitsubishi Ltd.     1,493,200                 20,158
ADR

Bank One Corp.                    4,510,900                 255,148

BankBoston Corp.                  3,334,800                 157,986

Wells Fargo & Co.                 2,508,300                 100,332

                                                            1,030,180

CREDIT & OTHER FINANCE - 3.1%

Associates First Capital          1,236,800                 50,709
Corp. Class A

Concord EFS, Inc. (a)             322,900                   10,938

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE -
CONTINUED

Fleet Financial Group, Inc.       20,341,020               $ 836,524

Household International, Inc.     694,700                   30,133

                                                            928,304

FEDERAL SPONSORED CREDIT - 8.4%

Fannie Mae                        23,165,960                1,575,275

Freddie Mac                       15,776,000                919,938

                                                            2,495,213

INSURANCE - 3.9%

Allmerica Financial Corp.         1,082,700                 63,406

Allstate Corp.                    871,764                   31,765

American International Group,     2,672,362                 305,484
Inc.

CIGNA Corp.                       3,398,700                 316,929

MGIC Investment Corp. (c)         8,241,400                 396,617

PMI Group, Inc.                   177,500                   10,384

Torchmark Corp.                   42,000                    1,402

Travelers Property Casualty       876,100                   34,606
Corp. Class A

                                                            1,160,593

SAVINGS & LOANS - 0.7%

Golden State Bancorp, Inc.        2,291,100                 56,275

Golden West Financial Corp.       5,840                     554

Washington Mutual, Inc.           4,178,400                 159,563

                                                            216,392

SECURITIES INDUSTRY - 0.3%

Kokusai Securities Co. Ltd.       578,000                   6,454

Nomura Securities Co. Ltd.        7,338,000                 72,768

                                                            79,222

TOTAL FINANCE                                               5,909,904

HEALTH - 9.8%

DRUGS & PHARMACEUTICALS - 3.2%

American Home Products Corp.      2,752,800                 158,630

Amgen, Inc. (a)                   3,150,400                 199,263

AstraZeneca Group PLC             1,157,423                 45,495

Lilly (Eli) & Co.                 1,585,400                 113,257

Merck & Co., Inc.                 3,230,800                 218,079

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             4,845,100                $ 218,332

Warner-Lambert Co.                174,900                   10,844

                                                            963,900

MEDICAL EQUIPMENT & SUPPLIES
- 3.1%

AmeriSource Health Corp.          3,344,800                 98,881
Class A (a)(c)

Baxter International, Inc.        793,800                   51,250

Biomet, Inc.                      625,500                   24,981

Boston Scientific Corp. (a)       884,300                   33,548

Cardinal Health, Inc.             5,221,300                 315,236

Johnson & Johnson                 4,132,400                 382,764

St. Jude Medical, Inc. (a)        757,000                   25,596

U.S. Surgical Corp. rights        2                         0
6/30/00 (a)

                                                            932,256

MEDICAL FACILITIES MANAGEMENT
- 3.5%

Columbia/HCA Healthcare Corp.     24,058,263                566,873

HEALTHSOUTH Corp. (a)             837,400                   11,200

Humana, Inc. (a)                  6,266,200                 78,719

Lifepoint Hospitals, Inc.         1,266,224                 12,662

Tenet Healthcare Corp. (a)        8,191,600                 200,694

Triad Hospitals, Inc.             1,266,224                 12,821

United HealthCare Corp.           2,450,300                 142,730

                                                            1,025,699

TOTAL HEALTH                                                2,921,855

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.4%

ELECTRICAL EQUIPMENT - 3.1%

Emerson Electric Co.              3,613,000                 230,780

General Electric Co.              1,688,600                 171,710

Grainger (W.W.), Inc.             1,190,900                 63,192

Koninklijke (Royal) Philips       1,725,000                 160,850
Electronics NV

Koninklijke (Royal) Philips       2,112,000                 181,632
Electronics NV ADR

Loral Space & Communications      38,100                    633
Ltd. (a)

Thomas & Betts Corp.              2,350,400                 100,627

                                                            909,424

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Caterpillar, Inc.                 673,700                   36,969

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

Deere & Co.                       539,800                  $ 20,546

Illinois Tool Works, Inc.         379,700                   29,142

Parker-Hannifin Corp.             298,200                   13,028

Tyco International Ltd.           753,520                   65,839

Ultratech Stepper, Inc. (a)(c)    1,342,800                 17,624

                                                            183,148

POLLUTION CONTROL - 0.7%

Republic Services, Inc. Class     2,376,800                 55,855
A (a)

Waste Management, Inc.            3,131,400                 165,573

                                                            221,428

TOTAL INDUSTRIAL MACHINERY &                                1,314,000
EQUIPMENT

MEDIA & LEISURE - 3.3%

BROADCASTING - 1.3%

AT&T Corp. (Liberty Media         2,631,255                 174,814
Group) Class A (a)

Cox Communications, Inc.          748,400                   29,234
Class A (a)

MediaOne Group, Inc.              1,767,500                 130,574

TCA Cable TV, Inc.                815,300                   46,166

                                                            380,788

ENTERTAINMENT - 0.4%

Cedar Fair LP (depository         1,362,000                 33,965
unit)

Disney (Walt) Co.                 265,600                   7,736

Fox Entertainment Group, Inc.     2,270,600                 57,900
(a)

Royal Carribean Cruises Ltd.      732,500                   28,659

                                                            128,260

LODGING & GAMING - 0.8%

Gtech Holdings Corp. (a)          196,200                   4,844

Mirage Resorts, Inc. (a)          3,012,900                 61,764

Promus Hotel Corp. (a)(c)         4,451,800                 111,295

Sun International Hotels Ltd.     1,141,900                 50,458
(a)

                                                            228,361

PUBLISHING - 0.1%

Reader's Digest Association,      793,600                   29,066
Inc. Class A (non-vtg.)

RESTAURANTS - 0.7%

McDonald's Corp.                  2,074,100                 79,853

Papa John's International,        582,300                   23,001
Inc. (a)

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Tricon Global Restaurants,        93,100                   $ 5,423
Inc. (a)

Wendy's International, Inc.       4,329,200                 117,971

                                                            226,248

TOTAL MEDIA & LEISURE                                       992,723

NONDURABLES - 4.7%

BEVERAGES - 0.1%

PepsiCo, Inc.                     827,100                   29,621

HOUSEHOLD PRODUCTS - 0.1%

Procter & Gamble Co.              304,500                   28,433

TOBACCO - 4.5%

Philip Morris Companies, Inc.     34,365,100                1,325,204

TOTAL NONDURABLES                                           1,383,258

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                685,100                   11,836

Newmont Mining Corp.              609,000                   10,848

Placer Dome, Inc.                 723,100                   8,050

                                                            30,734

RETAIL & WHOLESALE - 8.0%

APPAREL STORES - 0.6%

Gap, Inc.                         872,400                   54,580

Ross Stores, Inc.                 247,200                   11,356

TJX Companies, Inc.               3,487,300                 104,619

                                                            170,555

GENERAL MERCHANDISE STORES -
2.4%

Federated Department Stores,      2,959,113                 161,272
Inc. (a)

Saks, Inc. (a)                    3,691,440                 101,976

Wal-Mart Stores, Inc.             10,563,500                450,269

                                                            713,517

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

RETAIL & WHOLESALE - CONTINUED

GROCERY STORES - 0.5%

Kroger Co. (a)                    323,800                  $ 18,963

Safeway, Inc. (a)                 2,530,800                 117,682

                                                            136,645

RETAIL & WHOLESALE,
MISCELLANEOUS - 4.5%

Circuit City Stores, Inc. -       2,434,100                 174,799
Circuit City Group

Home Depot, Inc.                  10,184,000                579,215

Lowe's Companies, Inc.            8,520,600                 442,539

Office Depot, Inc. (a)            4,637,000                 96,797

Officemax, Inc. (a)               1,027,425                 11,815

Staples, Inc. (a)                 1,524,900                 43,841

                                                            1,349,006

TOTAL RETAIL & WHOLESALE                                    2,369,723

SERVICES - 0.5%

ADVERTISING - 0.2%

Interpublic Group of              381,150                   28,872
Companies, Inc.

Omnicom Group, Inc.               227,300                   15,911

Young & Rubicam, Inc.             693,500                   26,526

                                                            71,309

SERVICES - 0.3%

Service Corp. International       3,983,200                 76,428

TOTAL SERVICES                                              147,737

TECHNOLOGY - 11.1%

COMMUNICATIONS EQUIPMENT - 0.0%

Globalstar Telecommunications     19,100                    338
Ltd. (a)

Inet Technologies, Inc.           14,400                    246

                                                            584

COMPUTER SERVICES & SOFTWARE
- 3.8%

Automatic Data Processing,        1,615,100                 66,522
Inc.

Black Box Corp. (a)               724,600                   33,060

BMC Software, Inc.                2,183,300                 107,937

Ceridian Corp. (a)                48,300                    1,594

Compuware Corp. (a)               4,148,400                 128,860

DST Systems, Inc. (a)             227,400                   12,280

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

Electronics for Imaging, Inc.     813,800                  $ 39,927
(a)

First Data Corp.                  2,092,100                 94,014

Galileo International, Inc.       456,400                   20,538

IMS Health, Inc.                  2,039,400                 50,220

International Business            1,850,600                 215,248
Machines Corp.

Microsoft Corp. (a)               3,145,100                 253,770

Policy Management Systems         2,747,300                 99,933
Corp. (a)(c)

                                                            1,123,903

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Compaq Computer Corp.             7,602,800                 180,091

Hewlett-Packard Co.               194,400                   18,334

Ingram Micro, Inc. Class A (a)    529,900                   15,367

SCI Systems, Inc. (a)(c)          4,027,600                 167,145

Tech Data Corp. (a)(c)            3,990,700                 146,783

                                                            527,720

ELECTRONIC INSTRUMENTS - 0.7%

Applied Materials, Inc. (a)       761,200                   41,818

Cognex Corp. (a)                  252,300                   6,781

KLA-Tencor Corp. (a)              376,800                   17,144

LAM Research Corp. (a)(c)         2,110,500                 58,566

Novellus Systems, Inc. (a)        368,300                   17,978

Thermo Electron Corp. (a)         4,090,400                 78,229

                                                            220,516

ELECTRONICS - 4.8%

Analog Devices, Inc. (a)          378,900                   14,564

Conexant Systems, Inc. (a)        147,900                   5,731

Etec Systems, Inc. (a)            356,100                   9,548

Flextronics International (a)     136,800                   6,840

Intel Corp.                       2,487,600                 134,486

International Rectifier Corp.     972,000                   10,571
(a)

Methode Electronics, Inc.         632,500                   11,662
Class A

Micrel, Inc. (a)                  385,100                   21,566

Microchip Technology, Inc. (a)    1,857,000                 81,476

Micron Technology, Inc. (a)       6,214,500                 235,763

Molex, Inc. Class A               2,221,852                 59,573

Motorola, Inc.                    1,593,700                 131,978

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

National Semiconductor Corp.      1,074,200                $ 20,813
(a)

Solectron Corp. (a)               12,445,900                681,413

                                                            1,425,984

TOTAL TECHNOLOGY                                            3,298,707

TRANSPORTATION - 2.5%

AIR TRANSPORTATION - 1.9%

Alaska Air Group, Inc. (a)        413,500                   17,160

AMR Corp. (a)                     4,790,400                 311,675

Continental Airlines, Inc.        311,700                   12,234
Class B (a)

Delta Air Lines, Inc.             2,716,000                 155,831

Northwest Airlines Corp.          482,600                   16,046
Class A (a)

UAL Corp. (a)                     482,800                   32,468

US Airways Group, Inc. (a)        240,600                   11,684

                                                            557,098

RAILROADS - 0.4%

Burlington Northern Santa Fe      2,692,600                 83,471
Corp.

CSX Corp.                         1,141,200                 53,565

                                                            137,036

TRUCKING & FREIGHT - 0.2%

Airborne Freight Corp. (c)        2,452,600                 63,461

TOTAL TRANSPORTATION                                        757,595

UTILITIES - 6.1%

CELLULAR - 1.6%

Vodafone Group PLC sponsored      2,579,800                 493,709
ADR

ELECTRIC UTILITY - 0.2%

AES Corp. (a)                     373,000                   18,557

PG&E Corp.                        1,023,819                 34,554

                                                            53,111

GAS - 0.1%

Enron Corp.                       379,900                   27,115

TELEPHONE SERVICES - 4.2%

Ameritech Corp.                   258,700                   17,026

AT&T Corp.                        2,862,699                 158,880

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1) (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Bell Atlantic Corp.               2,112,192                $ 115,643

BellSouth Corp.                   1,396,500                 65,897

MCI WorldCom, Inc. (a)            6,770,504                 584,802

SBC Communications, Inc.          2,466,700                 126,110

Sprint Corp. (FON Group)          1,523,100                 171,730

                                                            1,240,088

TOTAL UTILITIES                                             1,814,023

TOTAL COMMON STOCKS                                         26,115,874
(Cost $17,656,951)



U.S. TREASURY OBLIGATIONS -
7.3%

MOODY'S RATINGS (UNAUDITED)                PRINCIPAL AMOUNT (000S)

U.S. Treasury Bond stripped
principal:

0% 2/15/19                        Aaa      $ 10,000                              2,974

0% 8/15/19                        Aaa       45,000                               13,064

0% 8/15/20                        Aaa       862,300                              235,244

U.S. Treasury Bonds:

6.25% 8/15/23                     Aaa       330,750                              337,570

7.625% 11/15/22                   Aaa       128,000                              151,940

8.125% 8/15/19                    Aaa       1,176,000                            1,445,198

TOTAL U.S. TREASURY OBLIGATIONS                                                  2,185,990
(Cost $1,971,290)


CASH EQUIVALENTS - 5.0%

                               SHARES

Taxable Central Cash Fund (b)   1,486,119,814                 1,486,120
(Cost $1,486,120)

TOTAL INVESTMENT IN                                           $ 29,787,984
SECURITIES - 100%
(Cost $21,114,361)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

(c) Affiliated company.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $21,131,558,000. Net unrealized appreciation aggregated $8,656,426,000, of which $9,581,620,000 related to appreciated investment securities and $925,194,000 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                         AMOUNTS IN THOUSANDS (EXCEPT
                           PER-SHARE AMOUNTS) MAY 31,
                                     1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 29,787,984
value (cost $21,114,361) -
See accompanying schedule

Receivable for investments                 150,321
sold

Receivable for fund shares                 44,694
sold

Dividends receivable                       34,744

Interest receivable                        40,160

Other receivables                          669

 TOTAL ASSETS                              30,058,572

LIABILITIES

Payable for investments        $ 212,699
purchased

Payable for fund shares         67,253
redeemed

Accrued management fee          11,131

Distribution fees payable       13,311

Other payables and accrued      5,236
expenses

 TOTAL LIABILITIES                         309,630

NET ASSETS                                $ 29,748,942

Net Assets consist of:

Paid in capital                           $ 18,515,187

Undistributed net investment               83,107
income

Accumulated undistributed net              2,477,097
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                8,673,551
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                $ 29,748,942

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

               AMOUNTS IN THOUSANDS (EXCEPT
                 PER-SHARE AMOUNTS) MAY 31,
                           1999 (UNAUDITED)

CALCULATION OF MAXIMUM               $50.97
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share   ($539,141
(divided by) 10,578.6 shares)

Maximum offering price per           $54.08
share (100/94.25 of $50.97)

CLASS T: NET ASSET VALUE and         $51.37
redemption price per share
($25,976,345 (divided by)
505,656 shares)

Maximum offering price per           $53.23
share (100/96.50 of $51.37)

CLASS B: NET ASSET VALUE and         $50.80
offering price per share
($2,040,965 (divided by)
40,178 shares) A

CLASS C: NET ASSET VALUE and         $50.93
offering price per share
($563,381 (divided by)
11,061 shares) A

INSTITUTIONAL CLASS: NET             $51.38
ASSET VALUE, offering price
and redemption price   per
share ($629,110 (divided by)
12,243.2 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                             AMOUNTS IN THOUSANDS  SIX
                             MONTHS ENDED MAY 31, 1999
                                           (UNAUDITED)

INVESTMENT INCOME                            $ 156,656
Dividends (including $3,451
received from affiliated
issuers)

Interest                                      104,558

 TOTAL INCOME                                 261,214

EXPENSES

Management fee Basic fee         $ 85,032

 Performance adjustment           (20,192)

Transfer agent fees               24,850

Distribution fees                 76,075

Accounting fees and expenses      600

Non-interested trustees'          63
compensation

Custodian fees and expenses       362

Registration fees                 818

Audit                             60

Legal                             20

 Total expenses before            167,688
reductions

 Expense reductions               (1,256)     166,432

NET INVESTMENT INCOME                         94,782

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            2,511,754
(including realized gain
(loss) of   $166,305 on
sales of investments in
affiliated issuers)

 Foreign currency transactions    66          2,511,820

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (402,472)

 Assets and liabilities in        (175)       (402,647)
foreign currencies

NET GAIN (LOSS)                               2,109,173

NET INCREASE (DECREASE) IN                   $ 2,203,955
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS           SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 94,782                       $ 222,413
income

 Net realized gain (loss)       2,511,820                      1,043,142

 Change in net unrealized       (402,647)                      3,286,573
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     2,203,955                      4,552,128
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (195,067)                      (230,393)
From net investment income

 From net realized gain         (939,866)                      (1,268,193)

 TOTAL DISTRIBUTIONS            (1,134,933)                    (1,498,586)

Share transactions - net        1,167,639                      3,085,219
increase (decrease)

  TOTAL INCREASE (DECREASE)     2,236,661                      6,138,761
IN NET ASSETS

NET ASSETS

 Beginning of period            27,512,281                     21,373,520

 End of period (including      $ 29,748,942                   $ 27,512,281
undistributed net investment
income of $83,107 and
$204,660, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                               SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                               (UNAUDITED)                    1998                      1997 I       1997 H    1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 49.33                        $ 44.02                   $ 42.57      $ 35.39   $ 32.86
period

Income from Invest- ment
Operations

Net investment  income D        .22                            .48                       .04          .54       .09

Net realized  and unrealized    3.58                           8.03                      1.41         8.80      2.44
gain (loss)

Total from investment           3.80                           8.51                      1.45         9.34      2.53
operations

Less Distributions

From net investment income      (.47)                          (.60)                     -            (.72)     -

From net  realized gain         (1.69)                         (2.60)                    -            (1.44)    -

Total distributions             (2.16)                         (3.20)                    -            (2.16)    -

Net asset value, end of period $ 50.97                        $ 49.33                   $ 44.02      $ 42.57   $ 35.39

TOTAL RETURN B, C               8.07%                          20.82%                    3.41%        27.58%    7.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 539                          $ 359                     $ 143        $ 130     $ 10
millions)

Ratio of expenses to average    .95% A                         .97%                      1.10% A, F   1.05%     1.48% A, F
net assets

Ratio of expenses to average    .94% A, G                      .96% G                    1.09% A, G   1.04% G   1.47% A, G
net assets after expense
reductions

Ratio of net invest- ment       .89% A                         1.06%                     1.22% A      1.36%     1.74% A
income to average net assets

Portfolio turnover              53% A                          25%                       33% A        35%       33%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H YEAR ENDED OCTOBER 31

I ONE MONTH ENDED NOVEMBER 30, 1997

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1998                      1997 G       1997 F    1996 F

Net asset value, beginning of    $ 49.63                        $ 44.20                   $ 42.76      $ 35.41   $ 30.89
period

Income from Investment
Operations

Net investment income             .17 D                          .42 D                     .03 D        .55 D     .61 D

Net realized and unrealized       3.61                           8.08                      1.41         8.78      4.72
gain (loss)

Total from investment             3.78                           8.50                      1.44         9.33      5.33
operations

Less Distributions

From net investment income        (.35)                          (.47)                     -            (.54)     (.41)

From net realized gain            (1.69)                         (2.60)                    -            (1.44)    (.40)

 Total distributions              (2.04)                         (3.07)                    -            (1.98)    (.81)

Net asset value, end of period   $ 51.37                        $ 49.63                   $ 44.20      $ 42.76   $ 35.41

TOTAL RETURN B, C                 7.96%                          20.63%                    3.37%        27.43%    17.61%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 25,976                       $ 24,802                  $ 20,411     $ 19,652  $ 14,315
millions)

Ratio of expenses to average      1.14% A                        1.14%                     1.28% A      1.18%     1.34%
net assets

Ratio of expenses to average      1.13% A, E                     1.13% E                   1.27% A, E   1.17% E   1.34%
net assets after expense
reductions

Ratio of net investment           .69% A                         .92%                      1.03% A      1.39%     1.88%
income to average net assets

Portfolio turnover                53% A                          25%                       33% A        35%       33%





SELECTED PER-SHARE DATA          1995 F    1994 F

Net asset value, beginning of    $ 26.62   $ 25.39
period

Income from Investment
Operations

Net investment income             .39       .22

Net realized and unrealized       5.31      1.92
gain (loss)

Total from investment             5.70      2.14
operations

Less Distributions

From net investment income        (.27)     (.07)

From net realized gain            (1.16)    (.84)

 Total distributions              (1.43)    (.91)

Net asset value, end of period   $ 30.89   $ 26.62

TOTAL RETURN B, C                 22.88%    8.71%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 9,691   $ 4,599
millions)

Ratio of expenses to average      1.59%     1.63%
net assets

Ratio of expenses to average      1.58% E   1.62% E
net assets after expense
reductions

Ratio of net investment           1.56%     1.12%
income to average net assets

Portfolio turnover                39%       43%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

F YEARS ENDED OCTOBER 31

G ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 H       1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 49.12                        $ 44.02                   $ 42.60      $ 37.62
of period

Income from Investment
Operations

Net investment income D           .03                            .14                       .02          .13

Net realized and unrealized       3.58                           8.04                      1.40         4.85
gain (loss)

Total from investment             3.61                           8.18                      1.42         4.98
operations

Less Distributions

From net investment income        (.24)                          (.48)                     -            -

From net realized gain            (1.69)                         (2.60)                    -            -

Total distributions               (1.93)                         (3.08)                    -            -

Net asset value, end of period   $ 50.80                        $ 49.12                   $ 44.02      $ 42.60

TOTAL RETURN B, C                 7.67%                          19.95%                    3.33%        13.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 2,041                        $ 1,432                   $ 423        $ 371
millions)

Ratio of expenses to average      1.70% A                        1.71%                     1.85% A, F   1.75% A
net assets

Ratio of expenses to average      1.69% A, G                     1.70% G                   1.84% A, G   1.74% A, G
net assets after expense
reductions

Ratio of net investment           .13% A                         .31%                      .47% A       .48% A
income to average net assets

Portfolio turnover                53% A                          25%                       33% A        35%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B
SHARES) TO OCTOBER 31, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

H ONE MONTH ENDED NOVEMBER 30, 1997

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 49.33                        $ 44.20                   $ 43.62
period

Income from Investment
Operations

Net investment income D           .03                            .12                       .02

Net realized and unrealized       3.58                           8.08                      .56
gain (loss)

Total from investment             3.61                           8.20                      .58
operations

Less Distributions

From net investment income        (.32)                          (.47)                     -

From net realized gain            (1.69)                         (2.60)                    -

Total distributions               (2.01)                         (3.07)                    -

Net asset value, end of period   $ 50.93                        $ 49.33                   $ 44.20

TOTAL RETURN B, C                 7.65%                          19.91%                    1.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 563                          $ 301                     $ 6
millions)

Ratio of expenses to average      1.69% A                        1.70%                     1.85% A, F
net assets

Ratio of expenses to average      1.68% A, G                     1.70%                     1.84% A, G
net assets  after expense
reductions

Ratio of net investment           .14% A                         .27%                      .74% A
income to average net assets

Portfolio turnover                53% A                          25%                       33% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME  PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

SELECTED PER-SHARE DATA          (UNAUDITED)                    1998                      1997 H      1997 G   1996 G

Net asset value, beginning of    $ 49.78                        $ 44.31                   $ 42.85     $ 35.47  $ 30.97
period

Income from Investment
Operations

Net investment income             .30 D                          .65 D                     .05 D       .75 D    .77 D

Net realized and unrealized       3.59                           8.10                      1.41        8.78     4.74
gain (loss)

Total from investment             3.89                           8.75                      1.46        9.53     5.51
operations

Less Distributions

From net investment income        (.60)                          (.68)                     -           (.71)    (.61)

From net realized gain            (1.69)                         (2.60)                    -           (1.44)   (.40)

Total distributions               (2.29)                         (3.28)                    -           (2.15)   (1.01)

Net asset value, end of period   $ 51.38                        $ 49.78                   $ 44.31     $ 42.85  $ 35.47

TOTAL RETURN B, C                 8.21%                          21.29%                    3.41%       28.07%   18.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 629                          $ 618                     $ 392       $ 375    $ 250
millions)

Ratio of expenses to average      .63% A                         .62%                      .71% A      .66%     .85%
net assets

Ratio of expenses to average      .62% A, F                      .61% F                    .70% A, F   .65% F   .84% F
net assets after  expense
reductions

Ratio of net investment           1.20% A                        1.43%                     1.60% A     1.91%    2.38%
income to average net assets

Portfolio turnover                53% A                          25%                       33% A       35%      33%





SELECTED PER-SHARE DATA          1995 E

Net asset value, beginning of    $ 29.04
period

Income from Investment
Operations

Net investment income             .12

Net realized and unrealized       1.81
gain (loss)

Total from investment             1.93
operations

Less Distributions

From net investment income        -

From net realized gain            -

Total distributions               -

Net asset value, end of period   $ 30.97

TOTAL RETURN B, C                 6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 72
millions)

Ratio of expenses to average      .82% A
net assets

Ratio of expenses to average      .81% A, F
net assets after  expense
reductions

Ratio of net investment           2.33% A
income to average net assets

Portfolio turnover                39%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G YEARS ENDED OCTOBER 31

H ONE MONTH ENDED NOVEMBER 30, 1997

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $7,434,672,000 and $7,215,036,000, respectively, of which U.S. government and government agency obligations aggregated
$28,798,000 and $201,746,000, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets after the performance adjustment.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 564,000     $ 1,000

CLASS T    64,595,000    792,000

CLASS B    8,762,000     6,573,000

CLASS C    2,154,000     1,789,000

          $ 76,075,000  $ 9,155,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC   RETAINED BY FDC

CLASS A   $ 1,953,000   $ 796,000

CLASS T    6,015,000     2,342,000

CLASS B    2,322,000     2,322,000 *

CLASS C    151,000       151,000 *

          $ 10,441,000  $ 5,611,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT FEES - CONTINUED

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT        % OF AVERAGE NET ASSETS

CLASS A                $ 500,000     .23 *

CLASS T                 21,489,000   .17 *

CLASS B                 1,891,000    .22 *

CLASS C                 439,000      .21*

INSTITUTIONAL CLASS     531,000      .16 *

                       $ 24,850,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,200,000 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,198,000 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

          TRANSFER AGENT CREDITS

CLASS A   $ 4,000

CLASS T    52,000

          $ 56,000

6. BENEFICIAL INTEREST.

At the end of the period, one shareholder was record owner of approximately 12% of the total outstanding shares of the fund.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                            1999                      1998

FROM NET INVESTMENT INCOME

Class A                     $ 3,446                   $ 1,998

Class T                      175,050                   217,401

Class B                      7,090                     4,810

Class C                      2,000                     114

Institutional Class          7,481                     6,070

Total                       $ 195,067                 $ 230,393

FROM NET REALIZED GAIN

Class A                     $ 12,417                  $ 8,735

Class T                      845,707                   1,209,164

Class B                      50,007                    26,330

Class C                      10,642                    675

Institutional Class          21,093                    23,289

Total                       $ 939,866                 $ 1,268,193

                            $ 1,134,933               $ 1,498,586

8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

AMOUNTS IN THOUSANDS            SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              4,018                     5,006                   $ 200,397

Reinvestment of distributions    317                       245                      14,915

Shares redeemed                  (1,035)                   (1,215)                  (51,705)

Net increase (decrease)          3,300                     4,036                   $ 163,607

CLASS T Shares sold              49,072                    100,805                 $ 2,458,526

Reinvestment of distributions    20,264                    32,321                   961,462

Shares redeemed                  (63,386)                  (95,176)                 (3,195,092)

Net increase (decrease)          5,950                     37,950                  $ 224,896

CLASS B Shares sold              12,466                    21,067                  $ 619,463

Reinvestment of distributions    1,064                     667                      50,034

Shares redeemed                  (2,497)                   (2,187)                  (124,660)

Net increase (decrease)          11,033                    19,547                  $ 544,837

CLASS C Shares sold              5,523                     6,462                   $ 275,361

Reinvestment of distributions    217                       15                       10,228

Shares redeemed                  (782)                     (506)                    (39,126)

Net increase (decrease)          4,958                     5,971                   $ 246,463

INSTITUTIONAL CLASS Shares       2,735                     6,993                   $ 136,380
sold

Reinvestment of distributions    506                       595                      23,925

Shares redeemed                  (3,422)                   (4,004)                  (172,469)

Net increase (decrease)          (181)                     3,584                   $ (12,164)





AMOUNTS IN THOUSANDS            YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 225,955

Reinvestment of distributions    10,085

Shares redeemed                  (55,006)

Net increase (decrease)         $ 181,034

CLASS T Shares sold             $ 4,546,813

Reinvestment of distributions    1,340,827

Shares redeemed                  (4,297,357)

Net increase (decrease)         $ 1,590,283

CLASS B Shares sold             $ 950,442

Reinvestment of distributions    27,524

Shares redeemed                  (97,688)

Net increase (decrease)         $ 880,278

CLASS C Shares sold             $ 292,437

Reinvestment of distributions    602

Shares redeemed                  (22,628)

Net increase (decrease)         $ 270,411

INSTITUTIONAL CLASS Shares      $ 319,599
sold

Reinvestment of distributions    24,612

Shares redeemed                  (180,998)

Net increase (decrease)         $ 163,213


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AMOUNTS IN THOUSANDS                PURCHASE COST      SALES COST      DIVIDEND INCOME       VALUE

Airborne Freight Corp.              $ -                $ -             $ -                  $ 63,461

AmeriSource Health Corp.             25,140             -               -                    98,881
Class A

Burlington Industries, Inc.          2,908              -               -                    56,605

Centex Corp.                         7,821              -               -                    122,151

Cummins Engine Co., Inc.             3,385              -               1,213                113,820

Discount Auto Parts, Inc.            -                  -               -                    31,519

Kaufman & Broad Home Corp.           26,193             -               566                  95,644

LAM Research Corp.                   -                  -               -                    58,566

Lennar Corp.                         5,773              -               31                   61,083

Liz Claiborne, Inc.                  -                  -               984                  157,514

MGIC Investment Corp.                98,015             -               386                  396,617

McDermott International, Inc.        4,695              -               -                    81,698

Policy Management Systems            34,501             -               -                    99,933
Corp.

Promus Hotel Corp.                   2,687              -               -                    111,295

Revlon, Inc. Class A                 -                  6,519           -                    -

SCI Systems, Inc.                    11,136             5,019           -                    167,145

Solectron Corp.                      -                  67,697          -                    -

Tech Data Corp.                      44,825             -               -                    146,783

Ultratech Stepper, Inc.              -                  8,847           -                    17,624

Warnaco Group, Inc. Class A          15,813             -               271                  103,970

TOTALS                              $ 282,892          $ 88,082        $ 3,451              $ 1,984,309


10. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Growth Opportunities Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal periods ended November 30, 1998, November 30, 1997 and October 31, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
 Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

George A. Vanderheiden, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

GOI-SANN-0799   80318
1.704617.101


FIDELITY ADVISOR
LARGE CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(REGISTERED TRADEMARK)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  24  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 33  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR LARGE CAP FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL A   13.88%         26.77%       102.81%

FIDELITY ADV LARGE CAP - CL A   7.33%          19.48%       91.15%
(INCL. 5.75% SALES CHARGE)

S&P 500 (registered trademark)  12.61%         21.03%       115.19%

Growth Funds Average            13.69%         16.23%       n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL A  26.77%       24.08%

FIDELITY ADV LARGE CAP - CL A  19.48%       21.86%
(INCL. 5.75% SALES CHARGE)

S&P 500                        21.03%       26.35%

Growth Funds Average           16.23%       n/a

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Large Cap -CL A          S&P 500
             00250                       SP001
  1996/02/20       9425.00                    10000.00
  1996/02/29       9453.28                    10003.76
  1996/03/31       9481.55                    10100.10
  1996/04/30       9547.53                    10248.98
  1996/05/31       9745.45                    10513.30
  1996/06/30       9792.58                    10553.35
  1996/07/31       9321.33                    10087.11
  1996/08/31       9622.93                    10299.84
  1996/09/30      10273.25                    10879.52
  1996/10/31      10386.35                    11179.57
  1996/11/30      11149.78                    12024.64
  1996/12/31      10885.74                    11786.43
  1997/01/31      11435.96                    12522.85
  1997/02/28      11236.66                    12621.03
  1997/03/31      10648.25                    12102.43
  1997/04/30      11132.27                    12824.94
  1997/05/31      11863.03                    13605.73
  1997/06/30      12280.61                    14215.26
  1997/07/31      13210.67                    15346.37
  1997/08/31      12736.15                    14486.67
  1997/09/30      13409.97                    15280.10
  1997/10/31      12906.98                    14769.75
  1997/11/30      13248.63                    15453.44
  1997/12/31      13472.27                    15718.77
  1998/01/31      13553.08                    15892.62
  1998/02/28      14593.29                    17038.80
  1998/03/31      15269.93                    17911.36
  1998/04/30      15370.92                    18091.54
  1998/05/31      15078.05                    17780.55
  1998/06/30      15997.07                    18502.80
  1998/07/31      16027.37                    18305.74
  1998/08/31      13643.97                    15659.10
  1998/09/30      14764.97                    16662.22
  1998/10/31      15744.59                    18017.52
  1998/11/30      16784.81                    19109.57
  1998/12/31      18246.29                    20210.66
  1999/01/31      19383.45                    21055.87
  1999/02/28      18609.41                    20401.45
  1999/03/31      19673.72                    21217.71
  1999/04/30      19673.72                    22039.48
  1999/05/28      19114.69                    21519.12
IMATRL PRASUN   SHR__CHT 19990531 19990615 163611 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $19,115 - a 91.15% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,519 - a 115.19% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR LARGE CAP FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL T  13.84%         26.60%       102.80%

FIDELITY ADV LARGE CAP - CL T  9.85%          22.16%       95.71%
(INCL. 3.50% SALES CHARGE)

S&P 500                        12.61%         21.03%       115.19%

Growth Funds Average           13.69%         16.23%       n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL T  26.60%       24.08%

FIDELITY ADV LARGE CAP - CL T  22.16%       22.74%
(INCL. 3.50% SALES CHARGE)

S&P 500                        21.03%       26.35%

Growth Funds Average           16.23%       n/a

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Large Cap -CL T          S&P 500
             00534                       SP001
  1996/02/20       9650.00                    10000.00
  1996/02/29       9678.95                    10003.76
  1996/03/31       9707.90                    10100.10
  1996/04/30       9775.45                    10248.98
  1996/05/31       9978.10                    10513.30
  1996/06/30      10026.35                    10553.35
  1996/07/31       9543.85                    10087.11
  1996/08/31       9852.65                    10299.84
  1996/09/30      10518.50                    10879.52
  1996/10/31      10634.30                    11179.57
  1996/11/30      11406.30                    12024.64
  1996/12/31      11135.97                    11786.43
  1997/01/31      11698.46                    12522.85
  1997/02/28      11494.76                    12621.03
  1997/03/31      10893.34                    12102.43
  1997/04/30      11388.05                    12824.94
  1997/05/31      12144.67                    13605.73
  1997/06/30      12561.78                    14215.26
  1997/07/31      13522.10                    15346.37
  1997/08/31      13046.79                    14486.67
  1997/09/30      13735.51                    15280.10
  1997/10/31      13221.40                    14769.75
  1997/11/30      13560.90                    15453.44
  1997/12/31      13788.50                    15718.77
  1998/01/31      13871.01                    15892.62
  1998/02/28      14953.87                    17038.80
  1998/03/31      15655.16                    17911.36
  1998/04/30      15747.98                    18091.54
  1998/05/31      15459.21                    17780.55
  1998/06/30      16397.70                    18502.80
  1998/07/31      16428.64                    18305.74
  1998/08/31      13984.45                    15659.10
  1998/09/30      15129.20                    16662.22
  1998/10/31      16129.56                    18017.52
  1998/11/30      17191.80                    19109.57
  1998/12/31      18684.08                    20210.66
  1999/01/31      19856.04                    21055.87
  1999/02/28      19054.77                    20401.45
  1999/03/31      20141.42                    21217.71
  1999/04/30      20141.42                    22039.48
  1999/05/28      19570.66                    21519.12
IMATRL PRASUN   SHR__CHT 19990531 19990615 164101 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $19,571 - a 95.71% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,519 - a 115.19% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR LARGE CAP FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and the life of fund total return figures are 5%, 5% and 3%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL B  13.50%         25.85%       99.17%

FIDELITY ADV LARGE CAP - CL B  8.50%          20.85%       96.17%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        12.61%         21.03%       115.19%

Growth Funds Average           13.69%         16.23%       n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL B  25.85%       23.40%

FIDELITY ADV LARGE CAP - CL B  20.85%       22.83%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        21.03%       26.35%

Growth Funds Average           16.23%       n/a

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Large Cap -CL B          S&P 500
             00535                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10120.00                    10248.98
  1996/05/31      10330.00                    10513.30
  1996/06/30      10370.00                    10553.35
  1996/07/31       9860.00                    10087.11
  1996/08/31      10180.00                    10299.84
  1996/09/30      10860.00                    10879.52
  1996/10/31      10970.00                    11179.57
  1996/11/30      11770.00                    12024.64
  1996/12/31      11479.86                    11786.43
  1997/01/31      12052.28                    12522.85
  1997/02/28      11831.32                    12621.03
  1997/03/31      11218.67                    12102.43
  1997/04/30      11720.85                    12824.94
  1997/05/31      12484.16                    13605.73
  1997/06/30      12916.03                    14215.26
  1997/07/31      13890.26                    15346.37
  1997/08/31      13398.12                    14486.67
  1997/09/30      14101.17                    15280.10
  1997/10/31      13568.86                    14769.75
  1997/11/30      13910.34                    15453.44
  1997/12/31      14144.86                    15718.77
  1998/01/31      14219.32                    15892.62
  1998/02/28      15325.39                    17038.80
  1998/03/31      16037.95                    17911.36
  1998/04/30      16123.03                    18091.54
  1998/05/31      15825.25                    17780.55
  1998/06/30      16771.78                    18502.80
  1998/07/31      16793.05                    18305.74
  1998/08/31      14283.14                    15659.10
  1998/09/30      15453.01                    16662.22
  1998/10/31      16463.36                    18017.52
  1998/11/30      17548.16                    19109.57
  1998/12/31      19061.91                    20210.66
  1999/01/31      20232.31                    21055.87
  1999/02/28      19409.04                    20401.45
  1999/03/31      20514.26                    21217.71
  1999/04/30      20502.98                    22039.48
  1999/05/28      19617.00                    21519.12
IMATRL PRASUN   SHR__CHT 19990531 19990615 163741 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $19,617 - a 96.17% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,519 - a 115.19% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR LARGE CAP FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between February 20, 1996 and November 3, 1997 are those of Class B, and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charges included in the past six months, past one year and the life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL C  13.43%         25.49%       98.48%

FIDELITY ADV LARGE CAP - CL C  12.43%         24.49%       98.48%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        12.61%         21.03%       115.19%

Growth Funds Average           13.69%         16.23%       n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - CL C  25.49%       23.27%

FIDELITY ADV LARGE CAP - CL C  24.49%       23.27%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P 500                        21.03%       26.35%

Growth Funds Average           16.23%       n/a

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Large Cap -CL C          S&P 500
             00483                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10120.00                    10248.98
  1996/05/31      10330.00                    10513.30
  1996/06/30      10370.00                    10553.35
  1996/07/31       9860.00                    10087.11
  1996/08/31      10180.00                    10299.84
  1996/09/30      10860.00                    10879.52
  1996/10/31      10970.00                    11179.57
  1996/11/30      11770.00                    12024.64
  1996/12/31      11479.86                    11786.43
  1997/01/31      12052.28                    12522.85
  1997/02/28      11831.32                    12621.03
  1997/03/31      11218.67                    12102.43
  1997/04/30      11720.85                    12824.94
  1997/05/31      12484.16                    13605.73
  1997/06/30      12916.03                    14215.26
  1997/07/31      13890.26                    15346.37
  1997/08/31      13398.12                    14486.67
  1997/09/30      14101.17                    15280.10
  1997/10/31      13568.86                    14769.75
  1997/11/30      13910.25                    15453.44
  1997/12/31      14133.78                    15718.77
  1998/01/31      14218.42                    15892.62
  1998/02/28      15329.23                    17038.80
  1998/03/31      16027.46                    17911.36
  1998/04/30      16112.09                    18091.54
  1998/05/31      15815.87                    17780.55
  1998/06/30      16746.84                    18502.80
  1998/07/31      16768.00                    18305.74
  1998/08/31      14260.73                    15659.10
  1998/09/30      15413.86                    16662.22
  1998/10/31      16418.88                    18017.52
  1998/11/30      17497.96                    19109.57
  1998/12/31      18995.11                    20210.66
  1999/01/31      20162.74                    21055.87
  1999/02/28      19341.38                    20401.45
  1999/03/31      20444.03                    21217.71
  1999/04/30      20432.78                    22039.48
  1999/05/28      19847.70                    21519.12
IMATRL PRASUN   SHR__CHT 19990531 19990615 163921 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, would have grown to $19,848 - a 98.48% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,519 - a 115.19% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(Photograph of Karen Firestone)

An interview with Karen Firestone, Portfolio Manager of Fidelity
Advisor Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 13.88%, 13.84%, 13.50% and 13.43%, respectively, while, over the same period, the growth funds average tracked by Lipper Inc. returned 13.69% and the Standard & Poor's 500 Index returned 12.61%. For the 12 months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares returned 26.77%, 26.60%, 25.85% and 25.49%, respectively, while the growth funds average returned 16.23% and the S&P 500 Index returned 21.03%.

Q. CLEARLY, THE FUND BENEFITED FROM A MARKET THAT CONTINUED TO FAVOR LARGE-CAPITALIZATION STOCKS FOR MOST OF THE PERIOD. WHAT OTHER FACTORS CONTRIBUTED TO THE FUND'S SOLID PERFORMANCE OVER THE PAST SIX MONTHS?

A. One reason the fund performed in line with its peers and outperformed the S&P 500 index was that it continued to have a large weighting in some of the market's largest-cap stocks - the top performers for most of the period. A good example of this is General Electric, one of the fund's top holdings at the end of the period and one of the largest-capitalization companies in the world. During the period, GE's earnings growth continued to beat expectations. It benefited from management's efforts to streamline its product line and cut costs. The other factor that boosted the fund's performance was good stock selection.

Q. WHAT OTHER STOCKS HELPED THE FUND PERFORM WELL?

A. The fund's largest holding, Microsoft, was the strongest contributor to the fund over the period. The company continued to meet or exceed investors' expectations. America Online, also a large holding, was a terrific growth stock. AOL is an incredible franchise that derives the great majority of its revenue from subscriber fees, which provided a steady revenue stream over the period. In addition, it has become a brand name with extremely loyal members and is on the leading edge of electronic commerce. Another strong-performing top holding was Cisco Systems, the leader in the switching business - a business that's becoming synonymous with Internet-related industries. Its product development was phenomenal, and the company produced earnings that met or beat market expectations.

Q. FROM THAT LIST OF COMPANY NAMES, IT APPEARS THAT THE FUND STRONGLY BENEFITED FROM ITS HOLDINGS IN ITS LARGEST SECTOR, TECHNOLOGY . . .

A. That's true. Since the focus of this fund is growth, and the leading growth sector over the period was technology, I placed strong emphasis on many aspects of the sector, including software, storage, telecommunications and the Internet. The fund also benefited from owning the largest-cap companies in those industries - the technology stocks that performed the best over the period.

Q. DO YOU REGRET ANY OF THE INVESTMENT CHOICES YOU MADE OVER THE
PERIOD?

A. Sure. While there were no stocks that were major detractors, some of the fund's utility holdings had a tough time. Alcatel, a French telecommunications company, and Northern Telecom, an equipment supplier, were hurt when orders for big pieces of telecommunications equipment fell through or were postponed. At the end of the period, the fund did not hold either of these stocks.

Q. KAREN, WHAT'S YOUR OUTLOOK FOR THE FUND?

A. I think we are seeing some type of worldwide economic recovery underway, and, as a result, cyclical stocks - those stocks that tend to perform well when the general economy is strong - are performing better. Overall, however, the market seems to be in a revolving pattern. By this I mean that market leadership is moving from big growth stocks, like communications and technology stocks, to cyclicals and back again. Ultimately, I will have to live with that volatility and be comfortable with the fundamentals of the positions I own. I will continue to look for companies with earnings acceleration underway that I think will result in higher stock prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to seek long-term
growth of capital

START DATE: February 20,
1996

SIZE: as of May 31, 1999,
more than $268 million

MANAGER: Karen Firestone,
since 1998; joined Fidelity
in 1983
(checkmark)

KAREN FIRESTONE ON THE
UTILITY SECTOR:

"To me, the term `utilities' is just a
pseudonym for
telecommunications, and the
telecommunications industry -
whether you're talking about
long-distance carriers or cable
companies - is now competing in
the same universe as the Internet.
As a result, we can no longer look at
utilities as just phone companies:
They are now providers of very
high-speed telecommunications,
which are a critical component of
the technology revolution. As a
result, the line between utilities
and technology is constantly
blurring, and I expect to see even
more of this going forward.

"MCI WorldCom, one of the fund's
top holdings over the period, helped
the fund's utility stocks outperform
those held by the S&P 500 index.
Investors were enthusiastic about
the giant telecommunications
company because it was expected
to benefit heavily from increased
data traffic due to the Internet."

(solid bullet) Over the period, the fund held a much lower percentage of stocks in the financial sector than did its peers, which benefited the fund over the period since the sector turned in a relatively weak performance.
The fund manager preferred to
wait on the sidelines because she
believed that financial markets
would be negatively affected by
economic slowdowns in Asia and
some Third World countries.

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 4.3                      3.4

General Electric Co.            3.6                      3.4

Merck & Co., Inc.               2.8                      2.4

Philip Morris Companies, Inc.   2.4                      2.5

Cisco Systems, Inc.             2.2                      1.6

Intel Corp.                     2.1                      2.9

Procter & Gamble Co.            2.1                      1.6

Coca-Cola Co. (The)             1.8                      2.0

Johnson & Johnson               1.5                      1.3

Lilly (Eli) & Co.               1.5                      1.9

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      20.6                     22.4

HEALTH                          19.0                     21.9

MEDIA & LEISURE                 10.9                     6.6

NONDURABLES                     10.7                     12.8

FINANCE                         6.6                      9.7



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *         AS OF NOVEMBER 30, 1998 **

Stocks 94.5%                 Stocks 95.8%

Short-Term Investments 5.5%  Short-Term  Investments 4.2%

* FOREIGN INVESTMENTS  4.2%  ** FOREIGN INVESTMENTS 5.8%



Row: 1, Col: 1, Value: 94.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.5

Row: 1, Col: 1, Value: 95.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.2

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 94.5%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 0.9%

Boeing Co.                        32,300                     $ 1,364,675

Cordant Technologies, Inc.        21,700                      1,052,450

                                                              2,417,125

DEFENSE ELECTRONICS - 0.6%

Litton Industries, Inc. (a)       8,800                       571,450

Raytheon Co. Class B              16,800                      1,143,450

                                                              1,714,900

TOTAL AEROSPACE & DEFENSE                                     4,132,025

BASIC INDUSTRIES - 1.8%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co.                      46,300                      1,921,450

PACKAGING & CONTAINERS - 1.1%

Crown Cork & Seal Co., Inc.       40,500                      1,270,688

Owens-Illinois, Inc. (a)          51,740                      1,578,070

                                                              2,848,758

TOTAL BASIC INDUSTRIES                                        4,770,208

DURABLES - 1.1%

CONSUMER DURABLES - 1.1%

Minnesota Mining &                33,400                      2,864,050
Manufacturing Co.

ENERGY - 4.4%

ENERGY SERVICES - 1.4%

Baker Hughes, Inc.                28,200                      877,725

Halliburton Co.                   28,200                      1,166,775

Schlumberger Ltd.                 29,200                      1,757,475

                                                              3,801,975

OIL & GAS - 3.0%

Exxon Corp.                       46,000                      3,674,250

Texaco, Inc.                      20,700                      1,355,850

Total SA sponsored ADR            25,800                      1,568,963

USX-Marathon Group                50,000                      1,496,875

                                                              8,095,938

TOTAL ENERGY                                                  11,897,913

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - 6.6%

BANKS - 1.1%

Bank of New York Co., Inc.        47,760                     $ 1,707,420

BankBoston Corp.                  14,800                      701,150

Comerica, Inc.                    12,500                      755,469

                                                              3,164,039

CREDIT & OTHER FINANCE - 1.8%

American Express Co.              11,930                      1,445,767

Associates First Capital          37,200                      1,525,200
Corp. Class A

Fleet Financial Group, Inc.       27,300                      1,122,713

Household International, Inc.     17,390                      754,291

                                                              4,847,971

FEDERAL SPONSORED CREDIT - 2.2%

Fannie Mae                        58,770                      3,996,360

Freddie Mac                       32,700                      1,906,819

                                                              5,903,179

INSURANCE - 1.5%

American International Group,     17,900                      2,046,194
Inc.

CIGNA Corp.                       12,500                      1,165,625

Hartford Financial Services       12,300                      777,975
Group, Inc.

                                                              3,989,794

TOTAL FINANCE                                                 17,904,983

HEALTH - 19.0%

DRUGS & PHARMACEUTICALS - 13.8%

American Home Products Corp.      48,740                      2,808,643

Amgen, Inc. (a)                   48,400                      3,061,300

Banyu Pharmaceutical Co. Ltd.     42,000                      716,606

Bristol-Myers Squibb Co.          55,960                      3,840,255

Genzyme Corp. (General            24,100                      977,556
Division)

Lilly (Eli) & Co.                 57,000                      4,071,938

Merck & Co., Inc.                 111,940                     7,555,950

PE Corp. (Biosystems Group)       7,300                       815,319

Pfizer, Inc.                      37,400                      4,001,800

Pharmacia & Upjohn, Inc.          32,700                      1,812,806

QLT PhotoTherapeutics, Inc.       12,600                      554,687
(a)

Quintiles Transnational Corp.     34,100                      1,385,313
(a)

Schering-Plough Corp.             49,520                      2,231,495

SmithKline Beecham PLC            33,400                      2,191,875
sponsored ADR

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Warner-Lambert Co.                9,200                      $ 570,400

Watson Pharmaceuticals, Inc.      23,200                      888,850
(a)

                                                              37,484,793

MEDICAL EQUIPMENT & SUPPLIES
- 4.9%

Abbott Laboratories               84,100                      3,800,269

Baxter International, Inc.        22,900                      1,478,481

Becton, Dickinson & Co.           8,000                       310,000

Boston Scientific Corp. (a)       53,000                      2,010,688

Guidant Corp.                     29,300                      1,465,000

Johnson & Johnson                 44,840                      4,153,305

                                                              13,217,743

MEDICAL FACILITIES MANAGEMENT
- 0.3%

United HealthCare Corp.           16,200                      943,650

TOTAL HEALTH                                                  51,646,186

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.6%

ELECTRICAL EQUIPMENT - 4.3%

Emerson Electric Co.              17,500                      1,117,813

General Electric Co.              97,000                      9,863,688

General Instrument Corp. (a)      20,300                      785,356

                                                              11,766,857

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Case Corp.                        18,400                      864,800

TOTAL INDUSTRIAL MACHINERY &                                  12,631,657
EQUIPMENT

MEDIA & LEISURE - 10.9%

BROADCASTING - 5.8%

AT&T Corp. (Liberty Media         31,048                      2,062,752
Group) Class A (a)

Cablevision Systems Corp.         22,400                      1,766,800
Class A (a)

Canal Plus SA                     1,900                       549,922

CBS Corp. (a)                     83,000                      3,465,250

Comcast Corp. Class A             84,700                      3,260,950
(special)

MediaOne Group, Inc.              11,800                      871,725

TCA Cable TV, Inc.                22,500                      1,274,063

Television Francaise 1 SA         2,000                       479,780
(T.F.1)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.                 20,113                     $ 1,368,941

Univision Communications,         9,000                       533,813
Inc. Class A (a)

                                                              15,633,996

ENTERTAINMENT - 1.9%

Disney (Walt) Co.                 109,200                     3,180,450

Fox Entertainment Group, Inc.     76,800                      1,958,400
(a)

                                                              5,138,850

LEISURE DURABLES & TOYS - 0.4%

Hasbro, Inc.                      40,000                      1,145,000

PUBLISHING - 1.5%

New York Times Co. (The)          49,400                      1,685,775
Class A

Tribune Co.                       30,900                      2,439,169

                                                              4,124,944

RESTAURANTS - 1.3%

McDonald's Corp.                  71,800                      2,764,300

Tricon Global Restaurants,        14,900                      867,925
Inc. (a)

                                                              3,632,225

TOTAL MEDIA & LEISURE                                         29,675,015

NONDURABLES - 10.7%

BEVERAGES - 4.2%

Anheuser-Busch Companies,         38,900                      2,842,131
Inc.

Coca-Cola Co. (The)               72,000                      4,918,500

PepsiCo, Inc.                     103,680                     3,713,040

                                                              11,473,671

FOODS - 0.9%

Heinz (H.J.) Co.                  29,500                      1,425,219

Quaker Oats Co.                   16,400                      1,083,425

                                                              2,508,644

HOUSEHOLD PRODUCTS - 3.2%

Gillette Co.                      57,800                      2,947,800

Procter & Gamble Co.              62,100                      5,798,588

                                                              8,746,388

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 2.4%

Philip Morris Companies, Inc.     166,080                    $ 6,404,460

TOTAL NONDURABLES                                             29,133,163

PRECIOUS METALS - 0.6%

Barrick Gold Corp.                26,300                      454,372

Newmont Mining Corp.              29,800                      530,813

Placer Dome, Inc.                 57,000                      634,580

                                                              1,619,765

RETAIL & WHOLESALE - 5.7%

DRUG STORES - 1.1%

CVS Corp.                         21,700                      998,200

General Nutrition Companies,      38,400                      636,000
Inc. (a)

Walgreen Co.                      55,600                      1,292,700

                                                              2,926,900

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               34,600                      2,179,800

Federated Department Stores,      39,400                      2,147,300
Inc. (a)

Wal-Mart Stores, Inc.             79,700                      3,397,213

                                                              7,724,313

GROCERY STORES - 0.8%

Albertson's, Inc.                 15,500                      829,250

Safeway, Inc. (a)                 27,800                      1,292,700

                                                              2,121,950

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Home Depot, Inc.                  46,200                      2,627,625

TOTAL RETAIL & WHOLESALE                                      15,400,788

SERVICES - 1.5%

ADVERTISING - 1.5%

DoubleClick, Inc. (a)             7,500                       730,781

Omnicom Group, Inc.               15,140                      1,059,800

TMP Worldwide, Inc. (a)           30,300                      1,479,019

WPP Group PLC sponsored ADR       10,200                      832,575

                                                              4,102,175

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - 20.6%

COMMUNICATIONS EQUIPMENT - 3.5%

Cisco Systems, Inc. (a)           54,862                     $ 5,979,958

Lucent Technologies, Inc.         49,400                      2,809,625

Newbridge Networks Corp. (a)      23,300                      642,960

                                                              9,432,543

COMPUTER SERVICES & SOFTWARE
- 9.5%

Affymetrix, Inc. (a)              32,800                      1,152,100

Amazon.com, Inc. (a)              3,700                       439,375

America Online, Inc.              24,700                      2,948,563

At Home Corp. Series A (a)        3,800                       481,650

Automatic Data Processing,        38,600                      1,589,838
Inc.

Citrix Systems, Inc. (a)          20,800                      1,028,300

Electronic Data Systems Corp.     8,300                       466,875

First Data Corp.                  45,700                      2,053,644

International Business            11,800                      1,372,488
Machines Corp.

Legato Systems, Inc. (a)          15,300                      837,675

Microsoft Corp. (a)               144,400                     11,651,262

Yahoo!, Inc. (a)                  11,400                      1,687,200

                                                              25,708,970

COMPUTERS & OFFICE EQUIPMENT
- 3.0%

Dell Computer Corp. (a)           47,500                      1,635,781

EMC Corp. (a)                     23,500                      2,341,188

Hewlett-Packard Co.               36,700                      3,461,269

Pitney Bowes, Inc.                11,820                      753,525

                                                              8,191,763

ELECTRONIC INSTRUMENTS - 0.6%

Applied Materials, Inc. (a)       17,700                      972,394

KLA-Tencor Corp. (a)              13,800                      627,900

                                                              1,600,294

ELECTRONICS - 4.0%

Altera Corp. (a)                  25,000                      870,313

Intel Corp.                       107,600                     5,817,125

Linear Technology Corp.           11,100                      588,300

Micron Technology, Inc. (a)       13,300                      504,569

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Motorola, Inc.                    18,800                     $ 1,556,875

Texas Instruments, Inc.           14,700                      1,607,813

                                                              10,944,995

TOTAL TECHNOLOGY                                              55,878,565

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.7%

AMR Corp. (a)                     17,900                      1,164,619

Southwest Airlines Co.            26,800                      859,275

                                                              2,023,894

TRUCKING & FREIGHT - 0.4%

CNF Transportation, Inc.          25,700                      1,066,550

TOTAL TRANSPORTATION                                          3,090,444

UTILITIES - 4.4%

CELLULAR - 1.0%

AirTouch Communications, Inc.     6,400                       643,200
(a)

ALLTEL Corp.                      19,600                      1,405,075

Nextel Communications, Inc.       15,900                      586,313
Class A (a)

                                                              2,634,588

TELEPHONE SERVICES - 3.4%

AT&T Corp.                        37,450                      2,078,475

DDI Corp.                         92                          422,119

MCI WorldCom, Inc. (a)            32,733                      2,827,313

Metromedia Fiber Network,         18,400                      742,900
Inc. Class A (a)

SBC Communications, Inc.          17,500                      894,688

Sprint Corp. (FON Group)          19,800                      2,232,450

                                                              9,197,945

TOTAL UTILITIES                                               11,832,533

TOTAL COMMON STOCKS                                           256,579,470
(Cost $222,685,061)

CASH EQUIVALENTS - 5.5%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     14,824,061                 $ 14,824,061
(Cost $14,824,061)

TOTAL INVESTMENT IN                                          $ 271,403,531
SECURITIES - 100%
(Cost $237,509,122)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $238,758,882. Net unrealized appreciation aggregated $32,644,649, of which $42,120,499 related to appreciated investment securities and $9,475,850 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 271,403,531
value (cost $237,509,122) -
See accompanying schedule

Receivable for investments                   2,790,536
sold

Receivable for fund shares                   1,591,616
sold

Dividends receivable                         201,637

Interest receivable                          57,188

Other receivables                            585

 TOTAL ASSETS                                276,045,093

LIABILITIES

Payable for investments        $ 6,501,223
purchased

Payable for fund shares         526,382
redeemed

Accrued management fee          129,484

Distribution fees payable       139,646

Other payables and accrued      98,510
expenses

 TOTAL LIABILITIES                           7,395,245

NET ASSETS                                  $ 268,649,848

Net Assets consist of:

Paid in capital                             $ 228,476,899

Accumulated net investment                   (604,934)
loss

Accumulated undistributed net                6,881,424
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  33,896,459
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 268,649,848

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                  MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $17.78
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($12,009,785 (divided by)
675,420 shares)

Maximum offering price per         $18.86
share (100/94.25 of $17.78)

CLASS T: NET ASSET VALUE and       $17.83
redemption price per share
($157,070,558 (divided by)
8,808,668 shares)

Maximum offering price per         $18.48
share (100/96.50 of $17.83)

CLASS B: NET ASSET VALUE and       $17.66
offering price per share
($72,990,233 (divided by)
4,133,643 shares) A

CLASS C: NET ASSET VALUE and       $17.64
offering price per share
($15,168,520 (divided by)
859,967 shares) A

INSTITUTIONAL CLASS: NET           $17.93
ASSET VALUE, offering price
and redemption price   per
share ($11,410,752 (divided
by) 636,468 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                               SIX MONTHS ENDED MAY 31,
                                       1999 (UNAUDITED)

INVESTMENT INCOME                            $ 751,466
Dividends

Interest                                      259,706

 TOTAL INCOME                                 1,011,172

EXPENSES

Management fee                   $ 594,182

Transfer agent fees               228,000

Distribution fees                 629,118

Accounting fees and expenses      48,522

Non-interested trustees'          287
compensation

Custodian fees and expenses       11,338

Registration fees                 101,296

Audit                             15,568

Legal                             201

 Total expenses before            1,628,512
reductions

 Expense reductions               (17,565)    1,610,947

NET INVESTMENT INCOME (LOSS)                  (599,775)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,169,687

 Foreign currency transactions    11,527      8,181,214

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            9,937,610

 Assets and liabilities in        1,834       9,939,444
foreign currencies

NET GAIN (LOSS)                               18,120,658

NET INCREASE (DECREASE) IN                   $ 17,520,883
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (599,775)                    $ (434,512)
income (loss)

 Net realized gain (loss)       8,181,214                      10,372,174

 Change in net unrealized       9,939,444                      13,461,652
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     17,520,883                     23,399,314
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 In excess of net investment    (5,159)                        -
income

 From net realized gain         (8,682,764)                    (4,313,011)

 TOTAL DISTRIBUTIONS            (8,687,923)                    (4,313,011)

Share transactions - net        123,744,417                    44,376,848
increase (decrease)

  TOTAL INCREASE (DECREASE)     132,577,377                    63,463,151
IN NET ASSETS

NET ASSETS

 Beginning of period            136,072,471                    72,609,320

 End of period (including      $ 268,649,848                  $ 136,072,471
accumulated net investment
loss of $604,934 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.62                        $ 13.96                   $ 11.83   $ 10.21
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                          (.05)                     (.04)     -

Net realized and unrealized       2.23                           3.54                      2.25      1.62
gain (loss)

Total from investment             2.21                           3.49                      2.21      1.62
operations

Less Distributions

From net realized gain            (1.05)                         (.83)                     (.08)     -

Net asset value, end of period   $ 17.78                        $ 16.62                   $ 13.96   $ 11.83

TOTAL RETURN B, C                 13.88%                         26.69%                    18.82%    15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,010                       $ 4,254                   $ 2,330   $ 503
(000 omitted)

Ratio of expenses to average      1.30% A, F                     1.46% F                   1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.28% A, G                     1.44% G                   1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment           (.27)% A                       (.31)%                    (.34)%    .11% A
income (loss) to average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.67                        $ 13.98                   $ 11.82   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                          (.05)                     (.02)     (.01)

Net realized and unrealized       2.25                           3.56                      2.24      1.83
gain (loss)

Total from investment             2.21                           3.51                      2.22      1.82
operations

Less Distributions

From net realized gain            (1.05)                         (.82)                     (.06)     -

Net asset value, end of period   $ 17.83                        $ 16.67                   $ 13.98   $ 11.82

TOTAL RETURN B, C                 13.84%                         26.77%                    18.89%    18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 157,071                      $ 81,455                  $ 42,753  $ 26,133
(000 omitted)

Ratio of expenses to average      1.50% A                        1.46%                     1.62%     2.00% A, F
net assets

Ratio of expenses to average      1.48% A, G                     1.44% G                   1.60% G   2.00% A
net assets after expense
reductions

Ratio of net investment           (.47)% A                       (.31)%                    (.18)%    (.14)% A
income (loss) to average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.50                        $ 13.85                   $ 11.77   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          (.13)                     (.09)     (.05)

Net realized and unrealized       2.23                           3.54                      2.22      1.82
gain (loss)

Total from investment             2.14                           3.41                      2.13      1.77
operations

Less Distributions

From net realized gain            (.98)                          (.76)                     (.05)     -

Net asset value, end of period   $ 17.66                        $ 16.50                   $ 13.85   $ 11.77

TOTAL RETURN B, C                 13.50%                         26.15%                    18.18%    17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,990                       $ 37,229                  $ 20,926  $ 9,721
(000 omitted)

Ratio of expenses to average      2.02% A                        2.00%                     2.16%     2.50% A, F
net assets

Ratio of expenses to average      2.01% A, G                     1.98% G                   2.14% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (1.00)% A                      (.85)%                    (.73)%    (.64)% A
income (loss) to average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.54                        $ 13.98                   $ 13.97
period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          (.21)                     (.01)

Net realized and unrealized       2.22                           3.59                      .02
gain (loss)

Total from investment             2.13                           3.38                      .01
operations

Less Distributions

From net realized gain            (1.03)                         (.82)                     -

Net asset value, end of period   $ 17.64                        $ 16.54                   $ 13.98

TOTAL RETURN B, C                 13.43%                         25.79%                    .07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,169                       $ 4,393                   $ 41
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.50% F                   2.50% A, F
net assets

Ratio of expenses to average      2.03% A, G                     2.48% G                   2.35% A, G
net assets after   expense
reductions

Ratio of net investment           (1.02)% A                      (1.40)%                   (.62)% A
income (loss) to average
net assets

Portfolio turnover                84% A                          141%                      93%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.77                        $ 14.05                   $ 11.86   $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                            .03                       .04 E     .03

Net realized and unrealized       2.25                           3.56                      2.24      1.83
gain (loss)

Total from investment             2.26                           3.59                      2.28      1.86
operations

Less Distributions

In excess of net investment       (.01)                          -                         -         -
income

From net realized gain            (1.09)                         (.87) I                   (.09)     -

Total distributions               (1.10)                         (.87)                     (.09)     -

Net asset value, end of period   $ 17.93                        $ 16.77                   $ 14.05   $ 11.86

TOTAL RETURN B, C                 14.10%                         27.35%                    19.39%    18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,411                       $ 8,742                   $ 6,560   $ 9,144
(000 omitted)

Ratio of expenses to average      .96% A                         .99%                      1.15%     1.50% A, G
net assets

Ratio of expenses to average      .94% A, H                      .97% H                    1.12% H   1.48% A, H
net assets   after expense
reductions

Ratio of net investment           .07% A                         .18%                      .32%      .38% A
income to   average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.

F FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Large Cap Fund(the fund) is a fund of Fidelity
Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $190,443,395 and $80,689,013, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets .

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 9,846      $ 35

CLASS T    305,276      205

CLASS B    270,325      203,027

CLASS C    43,671       40,070

          $ 629,118    $ 243,337


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 115,287    $ 41,919

CLASS T    153,980      49,919

CLASS B    38,707       38,707 *

CLASS C    1,963        1,963 *

          $ 309,937    $ 132,508

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 10,789   .28 *

CLASS T                 132,796   .22 *

CLASS B                 62,974    .24 *

CLASS C                 11,370    .26 *

INSTITUTIONAL CLASS     10,071    .19 *

                       $ 228,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $19,460 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   1.30%                    $ 87

CLASS C   2.05%                     73

                                   $ 160

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $17,364 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $41 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:



                             SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                             1999                      1998

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 5,159                   $ -

FROM NET REALIZED GAIN

Class A                      $ 291,566                 $ 144,680

Class T                       5,269,667                 2,603,039

Class B                       2,268,599                 1,174,205

Class C                       287,884                   4,554

Institutional Class           565,048                   386,533

Total                        $ 8,682,764               $ 4,313,011

                             $ 8,687,923               $ 4,313,011


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              458,057                   149,566                 $ 8,215,874

Reinvestment of distributions    17,446                    10,836                   285,354

Shares redeemed                  (55,984)                  (71,452)                 (986,839)

Net increase (decrease)          419,519                   88,950                  $ 7,514,389

CLASS T Shares sold              4,717,752                 3,016,885               $ 84,829,264

Reinvestment of distributions    309,036                   194,189                  5,070,579

Shares redeemed                  (1,102,964)               (1,383,470)              (19,655,469)

Net increase (decrease)          3,923,824                 1,827,604               $ 70,244,374

CLASS B Shares sold              1,984,259                 1,003,260               $ 35,490,491

Reinvestment of distributions    116,077                   85,310                   1,891,943

Shares redeemed                  (222,950)                 (342,947)                (3,933,573)

Net increase (decrease)          1,877,386                 745,623                 $ 33,448,861

CLASS C Shares sold              615,096                   296,148                 $ 10,995,228

Reinvestment of distributions    15,644                    323                      254,928

Shares redeemed                  (36,378)                  (33,774)                 (640,069)

Net increase (decrease)          594,362                   262,697                 $ 10,610,087

INSTITUTIONAL CLASS Shares       299,328                   436,413                 $ 5,337,085
sold

Reinvestment of distributions    32,819                    28,359                   540,107

Shares redeemed                  (216,825)                 (410,609)                (3,950,486)

Net increase (decrease)          115,322                   54,163                  $ 1,926,706





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 2,255,465

Reinvestment of distributions    140,431

Shares redeemed                  (1,071,670)

Net increase (decrease)         $ 1,324,226

CLASS T Shares sold             $ 45,639,086

Reinvestment of distributions    2,524,317

Shares redeemed                  (20,914,015)

Net increase (decrease)         $ 27,249,388

CLASS B Shares sold             $ 15,065,539

Reinvestment of distributions    1,102,243

Shares redeemed                  (5,096,726)

Net increase (decrease)         $ 11,071,056

CLASS C Shares sold             $ 4,585,462

Reinvestment of distributions    4,193

Shares redeemed                  (479,818)

Net increase (decrease)         $ 4,109,837

INSTITUTIONAL CLASS Shares      $ 6,728,785
sold

Reinvestment of distributions    368,930

Shares redeemed                  (6,475,374)

Net increase (decrease)         $ 622,341


8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Large Cap Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.






INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement
Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

IC-SANN-0799   79621
1.704742.101

(Fidelity Logo Graphic)(registered trademark)




FIDELITY ADVISOR
LARGE CAP
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  18  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 27  Notes to the financial
                          statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR LARGE CAP FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURN

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - INST   14.10%         27.22%       105.75%
CL

S&P 500 (registered trademark)  12.61%         21.03%       115.19%

Growth Funds Average            13.69%         16.23%       n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,115 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV LARGE CAP - INST  27.22%       24.63%
CL

S&P 500                        21.03%       26.35%

Growth Funds Average           16.23%       n/a

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if

Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Large Cap -CL I          S&P 500
             00536                       SP001
  1996/02/20      10000.00                    10000.00
  1996/02/29      10020.00                    10003.76
  1996/03/31      10060.00                    10100.10
  1996/04/30      10140.00                    10248.98
  1996/05/31      10350.00                    10513.30
  1996/06/30      10400.00                    10553.35
  1996/07/31       9900.00                    10087.11
  1996/08/31      10220.00                    10299.84
  1996/09/30      10910.00                    10879.52
  1996/10/31      11040.00                    11179.57
  1996/11/30      11860.00                    12024.64
  1996/12/31      11579.86                    11786.43
  1997/01/31      12164.08                    12522.85
  1997/02/28      11952.44                    12621.03
  1997/03/31      11337.69                    12102.43
  1997/04/30      11861.74                    12824.94
  1997/05/31      12647.82                    13605.73
  1997/06/30      13091.25                    14215.26
  1997/07/31      14099.04                    15346.37
  1997/08/31      13605.22                    14486.67
  1997/09/30      14330.84                    15280.10
  1997/10/31      13796.71                    14769.75
  1997/11/30      14159.51                    15453.44
  1997/12/31      14398.17                    15718.77
  1998/01/31      14494.94                    15892.62
  1998/02/28      15634.75                    17038.80
  1998/03/31      16365.95                    17911.36
  1998/04/30      16473.48                    18091.54
  1998/05/31      16172.40                    17780.55
  1998/06/30      17161.67                    18502.80
  1998/07/31      17193.93                    18305.74
  1998/08/31      14645.48                    15659.10
  1998/09/30      15849.81                    16662.22
  1998/10/31      16903.60                    18017.52
  1998/11/30      18032.65                    19109.57
  1998/12/31      19601.75                    20210.66
  1999/01/31      20838.44                    21055.87
  1999/02/28      20000.77                    20401.45
  1999/03/31      21148.26                    21217.71
  1999/04/30      21159.73                    22039.48
  1999/05/28      20574.51                    21519.12
IMATRL PRASUN   SHR__CHT 19990531 19990615 163932 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Large Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $20,575 - a 105.75% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,519 - a 115.19% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Karen Firestone)

An interview with Karen Firestone, Portfolio Manager of Fidelity
Advisor Large Cap Stock Fund

Q. HOW DID THE FUND PERFORM, KAREN?

A. For the six months that ended May 31, 1999, the fund's
Institutional Class shares returned 14.10%, while over the same period, the growth funds average tracked by Lipper Inc. returned
13.69% and the Standard & Poor's 500 Index returned 12.61%. For the 12 months that ended May 31, 1999, the fund's Institutional shares returned 27.22%, while the growth funds average returned 16.23% and the S&P 500 Index returned 21.03%.

Q. CLEARLY, THE FUND BENEFITED FROM A MARKET THAT CONTINUED TO FAVOR LARGE-CAPITALIZATION STOCKS FOR MOST OF THE PERIOD. WHAT OTHER FACTORS CONTRIBUTED TO THE FUND'S SOLID PERFORMANCE OVER THE PAST SIX MONTHS?

A. One reason the fund performed in line with its peers and outperformed the S&P 500 index was that it continued to have a large weighting in some of the market's largest-cap stocks - the top performers for most of the period. A good example of this is General Electric, one of the fund's top holdings at the end of the period and one of the largest-capitalization companies in the world. During the period, GE's earnings growth continued to beat expectations. It benefited from management's efforts to streamline its product line and cut costs. The other factor that boosted the fund's performance was good stock selection.

Q. WHAT OTHER STOCKS HELPED THE FUND PERFORM WELL?

A. The fund's largest holding, Microsoft, was the strongest contributor to the fund over the period. The company continued to meet or exceed investors' expectations. America Online, also a large holding, was a terrific growth stock. AOL is an incredible franchise that derives the great majority of its revenue from subscriber fees, which provided a steady revenue stream over the period. In addition, it has become a brand name with extremely loyal members and is on the leading edge of electronic commerce. Another strong-performing top holding was Cisco Systems, the leader in the switching business - a business that's becoming synonymous with Internet-related industries. Its product development was phenomenal, and the company produced earnings that met or beat market expectations.

Q. FROM THAT LIST OF COMPANY NAMES, IT APPEARS THAT THE FUND STRONGLY BENEFITED FROM ITS HOLDINGS IN ITS LARGEST SECTOR, TECHNOLOGY . . .

A. That's true. Since the focus of this fund is growth, and the leading growth sector over the period was technology, I placed strong emphasis on many aspects of the sector, including software, storage, telecommunications and the Internet. The fund also benefited from owning the largest-cap companies in those industries - the technology stocks that performed the best over the period.

Q. DO YOU REGRET ANY OF THE INVESTMENT CHOICES YOU MADE OVER THE
PERIOD?

A. Sure. While there were no stocks that were major detractors, some of the fund's utility holdings had a tough time. Alcatel, a French telecommunications company, and Northern Telecom, an equipment supplier, were hurt when orders for big pieces of telecommunications equipment fell through or were postponed. At the end of the period, the fund did not hold either of these stocks.

Q. KAREN, WHAT'S YOUR OUTLOOK FOR THE FUND?

A. I think we are seeing some type of worldwide economic recovery underway, and, as a result, cyclical stocks - those stocks that tend to perform well when the general economy is strong - are performing better. Overall, however, the market seems to be in a revolving pattern. By this I mean that market leadership is moving from big growth stocks, like communications and technology stocks, to cyclicals and back again. Ultimately, I will have to live with that volatility and be comfortable with the fundamentals of the positions I own. I will continue to look for companies with earnings acceleration underway that I think will result in higher stock prices.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: to seek long-term
growth of capital

START DATE: February 20,
1996

SIZE: as of May 31, 1999,
more than $268 million

MANAGER: Karen Firestone,
since 1998; joined Fidelity
in 1983
(checkmark)

KAREN FIRESTONE ON THE
UTILITY SECTOR:

"To me, the term `utilities' is just a
pseudonym for
telecommunications, and the
telecommunications industry -
whether you're talking about
long-distance carriers or cable
companies - is now competing in
the same universe as the Internet.
As a result, we can no longer look at
utilities as just phone companies:
They are now providers of very
high-speed telecommunications,
which are a critical component of
the technology revolution. As a
result, the line between utilities
and technology is constantly
blurring, and I expect to see even
more of this going forward.

"MCI WorldCom, one of the fund's
top holdings over the period, helped
the fund's utility stocks outperform
those held by the S&P 500 index.
Investors were enthusiastic about
the giant telecommunications
company because it was expected
to benefit heavily from increased
data traffic due to the Internet."

(solid bullet) Over the period, the fund held a much lower percentage of stocks in the financial sector than did its peers, which benefited the fund over the period since the sector turned in a relatively weak performance.
The fund manager preferred to
wait on the sidelines because she
believed that financial markets
would be negatively affected by
economic slowdowns in Asia and
some Third World countries.

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Microsoft Corp.                 4.3                      3.4

General Electric Co.            3.6                      3.4

Merck & Co., Inc.               2.8                      2.4

Philip Morris Companies, Inc.   2.4                      2.5

Cisco Systems, Inc.             2.2                      1.6

Intel Corp.                     2.1                      2.9

Procter & Gamble Co.            2.1                      1.6

Coca-Cola Co. (The)             1.8                      2.0

Johnson & Johnson               1.5                      1.3

Lilly (Eli) & Co.               1.5                      1.9

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      20.6                     22.4

HEALTH                          19.0                     21.9

MEDIA & LEISURE                 10.9                     6.6

NONDURABLES                     10.7                     12.8

FINANCE                         6.6                      9.7


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 94.5%

                               Short-Term Investments 5.5%

* FOREIGN INVESTMENTS                                       4.2%


Row: 1, Col: 1, Value: 94.5
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 5.5

AS OF NOVEMBER 30, 1998 **

                            Stocks 95.8%

                            Short-Term  Investments 4.2%

** FOREIGN INVESTMENTS                                    5.8%


Row: 1, Col: 1, Value: 95.8
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.2

INVESTMENTS MAY 31, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 94.5%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.5%

AEROSPACE & DEFENSE - 0.9%

Boeing Co.                        32,300                     $ 1,364,675

Cordant Technologies, Inc.        21,700                      1,052,450

                                                              2,417,125

DEFENSE ELECTRONICS - 0.6%

Litton Industries, Inc. (a)       8,800                       571,450

Raytheon Co. Class B              16,800                      1,143,450

                                                              1,714,900

TOTAL AEROSPACE & DEFENSE                                     4,132,025

BASIC INDUSTRIES - 1.8%

CHEMICALS & PLASTICS - 0.7%

Monsanto Co.                      46,300                      1,921,450

PACKAGING & CONTAINERS - 1.1%

Crown Cork & Seal Co., Inc.       40,500                      1,270,688

Owens-Illinois, Inc. (a)          51,740                      1,578,070

                                                              2,848,758

TOTAL BASIC INDUSTRIES                                        4,770,208

DURABLES - 1.1%

CONSUMER DURABLES - 1.1%

Minnesota Mining &                33,400                      2,864,050
Manufacturing Co.

ENERGY - 4.4%

ENERGY SERVICES - 1.4%

Baker Hughes, Inc.                28,200                      877,725

Halliburton Co.                   28,200                      1,166,775

Schlumberger Ltd.                 29,200                      1,757,475

                                                              3,801,975

OIL & GAS - 3.0%

Exxon Corp.                       46,000                      3,674,250

Texaco, Inc.                      20,700                      1,355,850

Total SA sponsored ADR            25,800                      1,568,963

USX-Marathon Group                50,000                      1,496,875

                                                              8,095,938

TOTAL ENERGY                                                  11,897,913

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - 6.6%

BANKS - 1.1%

Bank of New York Co., Inc.        47,760                     $ 1,707,420

BankBoston Corp.                  14,800                      701,150

Comerica, Inc.                    12,500                      755,469

                                                              3,164,039

CREDIT & OTHER FINANCE - 1.8%

American Express Co.              11,930                      1,445,767

Associates First Capital          37,200                      1,525,200
Corp. Class A

Fleet Financial Group, Inc.       27,300                      1,122,713

Household International, Inc.     17,390                      754,291

                                                              4,847,971

FEDERAL SPONSORED CREDIT - 2.2%

Fannie Mae                        58,770                      3,996,360

Freddie Mac                       32,700                      1,906,819

                                                              5,903,179

INSURANCE - 1.5%

American International Group,     17,900                      2,046,194
Inc.

CIGNA Corp.                       12,500                      1,165,625

Hartford Financial Services       12,300                      777,975
Group, Inc.

                                                              3,989,794

TOTAL FINANCE                                                 17,904,983

HEALTH - 19.0%

DRUGS & PHARMACEUTICALS - 13.8%

American Home Products Corp.      48,740                      2,808,643

Amgen, Inc. (a)                   48,400                      3,061,300

Banyu Pharmaceutical Co. Ltd.     42,000                      716,606

Bristol-Myers Squibb Co.          55,960                      3,840,255

Genzyme Corp. (General            24,100                      977,556
Division)

Lilly (Eli) & Co.                 57,000                      4,071,938

Merck & Co., Inc.                 111,940                     7,555,950

PE Corp. (Biosystems Group)       7,300                       815,319

Pfizer, Inc.                      37,400                      4,001,800

Pharmacia & Upjohn, Inc.          32,700                      1,812,806

QLT PhotoTherapeutics, Inc.       12,600                      554,687
(a)

Quintiles Transnational Corp.     34,100                      1,385,313
(a)

Schering-Plough Corp.             49,520                      2,231,495

SmithKline Beecham PLC            33,400                      2,191,875
sponsored ADR

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Warner-Lambert Co.                9,200                      $ 570,400

Watson Pharmaceuticals, Inc.      23,200                      888,850
(a)

                                                              37,484,793

MEDICAL EQUIPMENT & SUPPLIES
- 4.9%

Abbott Laboratories               84,100                      3,800,269

Baxter International, Inc.        22,900                      1,478,481

Becton, Dickinson & Co.           8,000                       310,000

Boston Scientific Corp. (a)       53,000                      2,010,688

Guidant Corp.                     29,300                      1,465,000

Johnson & Johnson                 44,840                      4,153,305

                                                              13,217,743

MEDICAL FACILITIES MANAGEMENT
- 0.3%

United HealthCare Corp.           16,200                      943,650

TOTAL HEALTH                                                  51,646,186

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.6%

ELECTRICAL EQUIPMENT - 4.3%

Emerson Electric Co.              17,500                      1,117,813

General Electric Co.              97,000                      9,863,688

General Instrument Corp. (a)      20,300                      785,356

                                                              11,766,857

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.3%

Case Corp.                        18,400                      864,800

TOTAL INDUSTRIAL MACHINERY &                                  12,631,657
EQUIPMENT

MEDIA & LEISURE - 10.9%

BROADCASTING - 5.8%

AT&T Corp. (Liberty Media         31,048                      2,062,752
Group) Class A (a)

Cablevision Systems Corp.         22,400                      1,766,800
Class A (a)

Canal Plus SA                     1,900                       549,922

CBS Corp. (a)                     83,000                      3,465,250

Comcast Corp. Class A             84,700                      3,260,950
(special)

MediaOne Group, Inc.              11,800                      871,725

TCA Cable TV, Inc.                22,500                      1,274,063

Television Francaise 1 SA         2,000                       479,780
(T.F.1)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Time Warner, Inc.                 20,113                     $ 1,368,941

Univision Communications,         9,000                       533,813
Inc. Class A (a)

                                                              15,633,996

ENTERTAINMENT - 1.9%

Disney (Walt) Co.                 109,200                     3,180,450

Fox Entertainment Group, Inc.     76,800                      1,958,400
(a)

                                                              5,138,850

LEISURE DURABLES & TOYS - 0.4%

Hasbro, Inc.                      40,000                      1,145,000

PUBLISHING - 1.5%

New York Times Co. (The)          49,400                      1,685,775
Class A

Tribune Co.                       30,900                      2,439,169

                                                              4,124,944

RESTAURANTS - 1.3%

McDonald's Corp.                  71,800                      2,764,300

Tricon Global Restaurants,        14,900                      867,925
Inc. (a)

                                                              3,632,225

TOTAL MEDIA & LEISURE                                         29,675,015

NONDURABLES - 10.7%

BEVERAGES - 4.2%

Anheuser-Busch Companies,         38,900                      2,842,131
Inc.

Coca-Cola Co. (The)               72,000                      4,918,500

PepsiCo, Inc.                     103,680                     3,713,040

                                                              11,473,671

FOODS - 0.9%

Heinz (H.J.) Co.                  29,500                      1,425,219

Quaker Oats Co.                   16,400                      1,083,425

                                                              2,508,644

HOUSEHOLD PRODUCTS - 3.2%

Gillette Co.                      57,800                      2,947,800

Procter & Gamble Co.              62,100                      5,798,588

                                                              8,746,388

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

NONDURABLES - CONTINUED

TOBACCO - 2.4%

Philip Morris Companies, Inc.     166,080                    $ 6,404,460

TOTAL NONDURABLES                                             29,133,163

PRECIOUS METALS - 0.6%

Barrick Gold Corp.                26,300                      454,372

Newmont Mining Corp.              29,800                      530,813

Placer Dome, Inc.                 57,000                      634,580

                                                              1,619,765

RETAIL & WHOLESALE - 5.7%

DRUG STORES - 1.1%

CVS Corp.                         21,700                      998,200

General Nutrition Companies,      38,400                      636,000
Inc. (a)

Walgreen Co.                      55,600                      1,292,700

                                                              2,926,900

GENERAL MERCHANDISE STORES -
2.8%

Dayton Hudson Corp.               34,600                      2,179,800

Federated Department Stores,      39,400                      2,147,300
Inc. (a)

Wal-Mart Stores, Inc.             79,700                      3,397,213

                                                              7,724,313

GROCERY STORES - 0.8%

Albertson's, Inc.                 15,500                      829,250

Safeway, Inc. (a)                 27,800                      1,292,700

                                                              2,121,950

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.0%

Home Depot, Inc.                  46,200                      2,627,625

TOTAL RETAIL & WHOLESALE                                      15,400,788

SERVICES - 1.5%

ADVERTISING - 1.5%

DoubleClick, Inc. (a)             7,500                       730,781

Omnicom Group, Inc.               15,140                      1,059,800

TMP Worldwide, Inc. (a)           30,300                      1,479,019

WPP Group PLC sponsored ADR       10,200                      832,575

                                                              4,102,175

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - 20.6%

COMMUNICATIONS EQUIPMENT - 3.5%

Cisco Systems, Inc. (a)           54,862                     $ 5,979,958

Lucent Technologies, Inc.         49,400                      2,809,625

Newbridge Networks Corp. (a)      23,300                      642,960

                                                              9,432,543

COMPUTER SERVICES & SOFTWARE
- 9.5%

Affymetrix, Inc. (a)              32,800                      1,152,100

Amazon.com, Inc. (a)              3,700                       439,375

America Online, Inc.              24,700                      2,948,563

At Home Corp. Series A (a)        3,800                       481,650

Automatic Data Processing,        38,600                      1,589,838
Inc.

Citrix Systems, Inc. (a)          20,800                      1,028,300

Electronic Data Systems Corp.     8,300                       466,875

First Data Corp.                  45,700                      2,053,644

International Business            11,800                      1,372,488
Machines Corp.

Legato Systems, Inc. (a)          15,300                      837,675

Microsoft Corp. (a)               144,400                     11,651,262

Yahoo!, Inc. (a)                  11,400                      1,687,200

                                                              25,708,970

COMPUTERS & OFFICE EQUIPMENT
- 3.0%

Dell Computer Corp. (a)           47,500                      1,635,781

EMC Corp. (a)                     23,500                      2,341,188

Hewlett-Packard Co.               36,700                      3,461,269

Pitney Bowes, Inc.                11,820                      753,525

                                                              8,191,763

ELECTRONIC INSTRUMENTS - 0.6%

Applied Materials, Inc. (a)       17,700                      972,394

KLA-Tencor Corp. (a)              13,800                      627,900

                                                              1,600,294

ELECTRONICS - 4.0%

Altera Corp. (a)                  25,000                      870,313

Intel Corp.                       107,600                     5,817,125

Linear Technology Corp.           11,100                      588,300

Micron Technology, Inc. (a)       13,300                      504,569

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Motorola, Inc.                    18,800                     $ 1,556,875

Texas Instruments, Inc.           14,700                      1,607,813

                                                              10,944,995

TOTAL TECHNOLOGY                                              55,878,565

TRANSPORTATION - 1.1%

AIR TRANSPORTATION - 0.7%

AMR Corp. (a)                     17,900                      1,164,619

Southwest Airlines Co.            26,800                      859,275

                                                              2,023,894

TRUCKING & FREIGHT - 0.4%

CNF Transportation, Inc.          25,700                      1,066,550

TOTAL TRANSPORTATION                                          3,090,444

UTILITIES - 4.4%

CELLULAR - 1.0%

AirTouch Communications, Inc.     6,400                       643,200
(a)

ALLTEL Corp.                      19,600                      1,405,075

Nextel Communications, Inc.       15,900                      586,313
Class A (a)

                                                              2,634,588

TELEPHONE SERVICES - 3.4%

AT&T Corp.                        37,450                      2,078,475

DDI Corp.                         92                          422,119

MCI WorldCom, Inc. (a)            32,733                      2,827,313

Metromedia Fiber Network,         18,400                      742,900
Inc. Class A (a)

SBC Communications, Inc.          17,500                      894,688

Sprint Corp. (FON Group)          19,800                      2,232,450

                                                              9,197,945

TOTAL UTILITIES                                               11,832,533

TOTAL COMMON STOCKS                                           256,579,470
(Cost $222,685,061)

CASH EQUIVALENTS - 5.5%

                                 SHARES                      VALUE (NOTE 1)

Taxable Central Cash Fund (b)     14,824,061                 $ 14,824,061
(Cost $14,824,061)

TOTAL INVESTMENT IN                                          $ 271,403,531
SECURITIES - 100%
(Cost $237,509,122)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $238,758,882. Net unrealized appreciation aggregated $32,644,649, of which $42,120,499 related to appreciated investment securities and $9,475,850 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 271,403,531
value (cost $237,509,122) -
See accompanying schedule

Receivable for investments                   2,790,536
sold

Receivable for fund shares                   1,591,616
sold

Dividends receivable                         201,637

Interest receivable                          57,188

Other receivables                            585

 TOTAL ASSETS                                276,045,093

LIABILITIES

Payable for investments        $ 6,501,223
purchased

Payable for fund shares         526,382
redeemed

Accrued management fee          129,484

Distribution fees payable       139,646

Other payables and accrued      98,510
expenses

 TOTAL LIABILITIES                           7,395,245

NET ASSETS                                  $ 268,649,848

Net Assets consist of:

Paid in capital                             $ 228,476,899

Accumulated net investment                   (604,934)
loss

Accumulated undistributed net                6,881,424
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  33,896,459
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                  $ 268,649,848

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                  MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $17.78
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($12,009,785 (divided by)
675,420 shares)

Maximum offering price per         $18.86
share (100/94.25 of $17.78)

CLASS T: NET ASSET VALUE and       $17.83
redemption price per share
($157,070,558 (divided by)
8,808,668 shares)

Maximum offering price per         $18.48
share (100/96.50 of $17.83)

CLASS B: NET ASSET VALUE and       $17.66
offering price per share
($72,990,233 (divided by)
4,133,643 shares) A

CLASS C: NET ASSET VALUE and       $17.64
offering price per share
($15,168,520 (divided by)
859,967 shares) A

INSTITUTIONAL CLASS: NET           $17.93
ASSET VALUE, offering price
and redemption price   per
share ($11,410,752 (divided
by) 636,468 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED MAY 31,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                            $ 751,466
Dividends

Interest                                      259,706

 TOTAL INCOME                                 1,011,172

EXPENSES

Management fee                   $ 594,182

Transfer agent fees               228,000

Distribution fees                 629,118

Accounting fees and expenses      48,522

Non-interested trustees'          287
compensation

Custodian fees and expenses       11,338

Registration fees                 101,296

Audit                             15,568

Legal                             201

 Total expenses before            1,628,512
reductions

 Expense reductions               (17,565)    1,610,947

NET INVESTMENT INCOME (LOSS)                  (599,775)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            8,169,687

 Foreign currency transactions    11,527      8,181,214

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            9,937,610

 Assets and liabilities in        1,834       9,939,444
foreign currencies

NET GAIN (LOSS)                               18,120,658

NET INCREASE (DECREASE) IN                   $ 17,520,883
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (599,775)                    $ (434,512)
income (loss)

 Net realized gain (loss)       8,181,214                      10,372,174

 Change in net unrealized       9,939,444                      13,461,652
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     17,520,883                     23,399,314
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 In excess of net investment    (5,159)                        -
income

 From net realized gain         (8,682,764)                    (4,313,011)

 TOTAL DISTRIBUTIONS            (8,687,923)                    (4,313,011)

Share transactions - net        123,744,417                    44,376,848
increase (decrease)

  TOTAL INCREASE (DECREASE)     132,577,377                    63,463,151
IN NET ASSETS

NET ASSETS

 Beginning of period            136,072,471                    72,609,320

 End of period (including      $ 268,649,848                  $ 136,072,471
accumulated net investment
loss of $604,934 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.62                        $ 13.96                   $ 11.83   $ 10.21
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                          (.05)                     (.04)     -

Net realized and unrealized       2.23                           3.54                      2.25      1.62
gain (loss)

Total from investment             2.21                           3.49                      2.21      1.62
operations

Less Distributions

From net realized gain            (1.05)                         (.83)                     (.08)     -

Net asset value, end of period   $ 17.78                        $ 16.62                   $ 13.96   $ 11.83

TOTAL RETURN B, C                 13.88%                         26.69%                    18.82%    15.87%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 12,010                       $ 4,254                   $ 2,330   $ 503
(000 omitted)

Ratio of expenses to average      1.30% A, F                     1.46% F                   1.75% F   1.75% A, F
net assets

Ratio of expenses to average      1.28% A, G                     1.44% G                   1.72% G   1.75% A
net assets after expense
reductions

Ratio of net investment           (.27)% A                       (.31)%                    (.34)%    .11% A
income (loss) to average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.67                        $ 13.98                   $ 11.82   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                          (.05)                     (.02)     (.01)

Net realized and unrealized       2.25                           3.56                      2.24      1.83
gain (loss)

Total from investment             2.21                           3.51                      2.22      1.82
operations

Less Distributions

From net realized gain            (1.05)                         (.82)                     (.06)     -

Net asset value, end of period   $ 17.83                        $ 16.67                   $ 13.98   $ 11.82

TOTAL RETURN B, C                 13.84%                         26.77%                    18.89%    18.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 157,071                      $ 81,455                  $ 42,753  $ 26,133
(000 omitted)

Ratio of expenses to average      1.50% A                        1.46%                     1.62%     2.00% A, F
net assets

Ratio of expenses to average      1.48% A, G                     1.44% G                   1.60% G   2.00% A
net assets after expense
reductions

Ratio of net investment           (.47)% A                       (.31)%                    (.18)%    (.14)% A
income (loss) to average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.50                        $ 13.85                   $ 11.77   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          (.13)                     (.09)     (.05)

Net realized and unrealized       2.23                           3.54                      2.22      1.82
gain (loss)

Total from investment             2.14                           3.41                      2.13      1.77
operations

Less Distributions

From net realized gain            (.98)                          (.76)                     (.05)     -

Net asset value, end of period   $ 17.66                        $ 16.50                   $ 13.85   $ 11.77

TOTAL RETURN B, C                 13.50%                         26.15%                    18.18%    17.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 72,990                       $ 37,229                  $ 20,926  $ 9,721
(000 omitted)

Ratio of expenses to average      2.02% A                        2.00%                     2.16%     2.50% A, F
net assets

Ratio of expenses to average      2.01% A, G                     1.98% G                   2.14% G   2.50% A
net assets after expense
reductions

Ratio of net investment           (1.00)% A                      (.85)%                    (.73)%    (.64)% A
income (loss) to average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.54                        $ 13.98                   $ 13.97
period

Income from Investment
Operations

Net investment income (loss) D    (.09)                          (.21)                     (.01)

Net realized and unrealized       2.22                           3.59                      .02
gain (loss)

Total from investment             2.13                           3.38                      .01
operations

Less Distributions

From net realized gain            (1.03)                         (.82)                     -

Net asset value, end of period   $ 17.64                        $ 16.54                   $ 13.98

TOTAL RETURN B, C                 13.43%                         25.79%                    .07%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,169                       $ 4,393                   $ 41
(000 omitted)

Ratio of expenses to average      2.05% A, F                     2.50% F                   2.50% A, F
net assets

Ratio of expenses to average      2.03% A, G                     2.48% G                   2.35% A, G
net assets after   expense
reductions

Ratio of net investment           (1.02)% A                      (1.40)%                   (.62)% A
income (loss) to average
net assets

Portfolio turnover                84% A                          141%                      93%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 16.77                        $ 14.05                   $ 11.86   $ 10.00
period

Income from Investment
Operations

Net investment income D           .01                            .03                       .04 E     .03

Net realized and unrealized       2.25                           3.56                      2.24      1.83
gain (loss)

Total from investment             2.26                           3.59                      2.28      1.86
operations

Less Distributions

In excess of net investment       (.01)                          -                         -         -
income

From net realized gain            (1.09)                         (.87) I                   (.09)     -

Total distributions               (1.10)                         (.87)                     (.09)     -

Net asset value, end of period   $ 17.93                        $ 16.77                   $ 14.05   $ 11.86

TOTAL RETURN B, C                 14.10%                         27.35%                    19.39%    18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 11,411                       $ 8,742                   $ 6,560   $ 9,144
(000 omitted)

Ratio of expenses to average      .96% A                         .99%                      1.15%     1.50% A, G
net assets

Ratio of expenses to average      .94% A, H                      .97% H                    1.12% H   1.48% A, H
net assets   after expense
reductions

Ratio of net investment           .07% A                         .18%                      .32%      .38% A
income to   average net
assets

Portfolio turnover                84% A                          141%                      93%       59% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.

F FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Large Cap Fund(the fund) is a fund of Fidelity
Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $190,443,395 and $80,689,013, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets .

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 9,846      $ 35

CLASS T    305,276      205

CLASS B    270,325      203,027

CLASS C    43,671       40,070

          $ 629,118    $ 243,337


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 115,287    $ 41,919

CLASS T    153,980      49,919

CLASS B    38,707       38,707 *

CLASS C    1,963        1,963 *

          $ 309,937    $ 132,508

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 10,789   .28 *

CLASS T                 132,796   .22 *

CLASS B                 62,974    .24 *

CLASS C                 11,370    .26 *

INSTITUTIONAL CLASS     10,071    .19 *

                       $ 228,000

* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $19,460 for the period.

5. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

          FMR EXPENSE LIMITATIONS  REIMBURSEMENT

CLASS A   1.30%                    $ 87

CLASS C   2.05%                     73

                                   $ 160

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $17,364 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $41 under the custodian arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:



                             SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,

                             1999                      1998

IN EXCESS OF NET INVESTMENT
INCOME

Institutional Class          $ 5,159                   $ -

FROM NET REALIZED GAIN

Class A                      $ 291,566                 $ 144,680

Class T                       5,269,667                 2,603,039

Class B                       2,268,599                 1,174,205

Class C                       287,884                   4,554

Institutional Class           565,048                   386,533

Total                        $ 8,682,764               $ 4,313,011

                             $ 8,687,923               $ 4,313,011


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              458,057                   149,566                 $ 8,215,874

Reinvestment of distributions    17,446                    10,836                   285,354

Shares redeemed                  (55,984)                  (71,452)                 (986,839)

Net increase (decrease)          419,519                   88,950                  $ 7,514,389

CLASS T Shares sold              4,717,752                 3,016,885               $ 84,829,264

Reinvestment of distributions    309,036                   194,189                  5,070,579

Shares redeemed                  (1,102,964)               (1,383,470)              (19,655,469)

Net increase (decrease)          3,923,824                 1,827,604               $ 70,244,374

CLASS B Shares sold              1,984,259                 1,003,260               $ 35,490,491

Reinvestment of distributions    116,077                   85,310                   1,891,943

Shares redeemed                  (222,950)                 (342,947)                (3,933,573)

Net increase (decrease)          1,877,386                 745,623                 $ 33,448,861

CLASS C Shares sold              615,096                   296,148                 $ 10,995,228

Reinvestment of distributions    15,644                    323                      254,928

Shares redeemed                  (36,378)                  (33,774)                 (640,069)

Net increase (decrease)          594,362                   262,697                 $ 10,610,087

INSTITUTIONAL CLASS Shares       299,328                   436,413                 $ 5,337,085
sold

Reinvestment of distributions    32,819                    28,359                   540,107

Shares redeemed                  (216,825)                 (410,609)                (3,950,486)

Net increase (decrease)          115,322                   54,163                  $ 1,926,706





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 2,255,465

Reinvestment of distributions    140,431

Shares redeemed                  (1,071,670)

Net increase (decrease)         $ 1,324,226

CLASS T Shares sold             $ 45,639,086

Reinvestment of distributions    2,524,317

Shares redeemed                  (20,914,015)

Net increase (decrease)         $ 27,249,388

CLASS B Shares sold             $ 15,065,539

Reinvestment of distributions    1,102,243

Shares redeemed                  (5,096,726)

Net increase (decrease)         $ 11,071,056

CLASS C Shares sold             $ 4,585,462

Reinvestment of distributions    4,193

Shares redeemed                  (479,818)

Net increase (decrease)         $ 4,109,837

INSTITUTIONAL CLASS Shares      $ 6,728,785
sold

Reinvestment of distributions    368,930

Shares redeemed                  (6,475,374)

Net increase (decrease)         $ 622,341


8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Large Cap Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.




INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement
Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

LCI-sann-0799  79623
1.704743.101

(Fidelity Logo Graphic)(registered trademark)



FIDELITY ADVISOR
MID CAP
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity Logo Graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  28  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 37  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MID CAP FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL A  15.14%         12.11%       79.62%

FIDELITY ADV MID CAP - CL A  8.52%          5.67%        69.29%
(INCL. 5.75% SALES CHARGE)

S&P MidCap 400 (registered   13.70%         11.93%       83.81%
trademark)

Mid-Cap Funds Average        16.23%         9.80%        n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 390 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL A  12.11%       19.57%

FIDELITY ADV MID CAP - CL A  5.67%        17.43%
(INCL. 5.75% SALES CHARGE)

S&P MidCap 400               11.93%       20.41%

Mid-Cap Funds Average        9.80%        n/a

AVERAGE ANNUAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Mid Cap -CL A            S&P MidCap 400
             00251                       SP004
  1996/02/20       9425.00                    10000.00
  1996/02/29       9594.65                    10122.33
  1996/03/31       9670.05                    10243.60
  1996/04/30      10141.30                    10556.44
  1996/05/31      10621.98                    10699.16
  1996/06/30      10150.73                    10538.56
  1996/07/31       9509.83                     9825.63
  1996/08/31      10160.15                    10392.28
  1996/09/30      10829.33                    10845.38
  1996/10/31      10537.15                    10876.94
  1996/11/30      11027.25                    11489.64
  1996/12/31      10887.64                    11502.39
  1997/01/31      11262.08                    11934.19
  1997/02/28      11060.46                    11836.09
  1997/03/31      10465.19                    11331.52
  1997/04/30      10762.82                    11625.34
  1997/05/31      11674.93                    12641.86
  1997/06/30      12299.00                    12996.97
  1997/07/31      13259.11                    14283.80
  1997/08/31      13230.30                    14266.52
  1997/09/30      13902.38                    15086.56
  1997/10/31      13268.71                    14430.14
  1997/11/30      13479.93                    14644.00
  1997/12/31      13866.58                    15212.33
  1998/01/31      13737.97                    14922.69
  1998/02/28      14874.75                    16159.03
  1998/03/31      15657.63                    16887.81
  1998/04/30      15593.29                    17196.01
  1998/05/31      15099.97                    16422.36
  1998/06/30      15550.39                    16525.99
  1998/07/31      15121.41                    15885.27
  1998/08/31      12354.52                    12928.39
  1998/09/30      12869.29                    14135.25
  1998/10/31      13834.49                    15398.52
  1998/11/30      14703.16                    16166.91
  1998/12/31      15886.12                    18120.19
  1999/01/31      16085.81                    17414.77
  1999/02/28      15220.50                    16502.94
  1999/03/31      15919.40                    16964.03
  1999/04/30      17006.58                    18302.15
  1999/05/28      16928.93                    18381.40
IMATRL PRASUN   SHR__CHT 19990531 19990615 164118 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class A on February 20, 1996, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $16,929 - a 69.29% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,381 - an 83.81% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR MID CAP FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL T  15.05%         11.88%       79.30%

FIDELITY ADV MID CAP - CL T  11.02%         7.96%        73.03%
(INCL. 3.50% SALES CHARGE)

S&P MidCap 400               13.70%         11.93%       83.81%

Mid-Cap Funds Average        16.23%         9.80%        n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 390 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL T  11.88%       19.50%

FIDELITY ADV MID CAP - CL T  7.96%        18.21%
(INCL. 3.50% SALES CHARGE)

S&P MidCap 400               11.93%       20.41%

Mid-Cap Funds Average        9.80%        n/a

AVERAGE ANNUAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Mid Cap -CL T            S&P MidCap 400
             00531                       SP004
  1996/02/20       9650.00                    10000.00
  1996/02/29       9823.70                    10122.33
  1996/03/31       9900.90                    10243.60
  1996/04/30      10383.40                    10556.44
  1996/05/31      10875.55                    10699.16
  1996/06/30      10393.05                    10538.56
  1996/07/31       9736.85                     9825.63
  1996/08/31      10402.70                    10392.28
  1996/09/30      11078.20                    10845.38
  1996/10/31      10788.70                    10876.94
  1996/11/30      11290.50                    11489.64
  1996/12/31      11156.94                    11502.39
  1997/01/31      11529.49                    11934.19
  1997/02/28      11323.61                    11836.09
  1997/03/31      10715.76                    11331.52
  1997/04/30      11019.68                    11625.34
  1997/05/31      11960.87                    12641.86
  1997/06/30      12598.13                    12996.97
  1997/07/31      13578.53                    14283.80
  1997/08/31      13558.92                    14266.52
  1997/09/30      14235.39                    15086.56
  1997/10/31      13598.13                    14430.14
  1997/11/30      13813.82                    14644.00
  1997/12/31      14196.99                    15212.33
  1998/01/31      14076.76                    14922.69
  1998/02/28      15247.09                    16159.03
  1998/03/31      16045.54                    16887.81
  1998/04/30      15979.91                    17196.01
  1998/05/31      15465.84                    16422.36
  1998/06/30      15925.22                    16525.99
  1998/07/31      15476.78                    15885.27
  1998/08/31      12643.93                    12928.39
  1998/09/30      13168.93                    14135.25
  1998/10/31      14153.32                    15398.52
  1998/11/30      15039.27                    16166.91
  1998/12/31      16242.41                    18120.19
  1999/01/31      16456.72                    17414.77
  1999/02/28      15565.65                    16502.94
  1999/03/31      16276.25                    16964.03
  1999/04/30      17392.92                    18302.15
  1999/05/28      17302.68                    18381.40
IMATRL PRASUN   SHR__CHT 19990531 19990615 164709 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class T on February 20, 1996, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $17,303 - a 73.03% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,381 - an 83.81% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

FIDELITY ADVISOR MID CAP FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B shares' contingent deferred sales charges included in the past six months, past one year and life of fund total return figures are 5%, 5% and 3%, respectively.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL B  14.76%         11.31%       75.69%

FIDELITY ADV MID CAP - CL B  9.76%          6.31%        72.69%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               13.70%         11.93%       83.81%

Mid-Cap Funds Average        16.23%         9.80%        n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 390 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL B  11.31%       18.76%

FIDELITY ADV MID CAP - CL B  6.31%        18.14%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               11.93%       20.41%

Mid-Cap Funds Average        9.80%        n/a

AVERAGE ANNUAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Mid Cap -CL B            S&P MidCap 400
             00532                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.00                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.00                    10538.56
  1996/07/31      10050.00                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.00                    10845.38
  1996/10/31      11110.00                    10876.94
  1996/11/30      11610.00                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.19                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.76                    12641.86
  1997/06/30      12920.45                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/30      14126.36                    14644.00
  1997/12/31      14532.01                    15212.33
  1998/01/31      14396.81                    14922.69
  1998/02/28      15580.57                    16159.03
  1998/03/31      16381.02                    16887.81
  1998/04/30      16313.38                    17196.01
  1998/05/31      15783.50                    16422.36
  1998/06/30      16245.73                    16525.99
  1998/07/31      15783.50                    15885.27
  1998/08/31      12886.10                    12928.39
  1998/09/30      13415.98                    14135.25
  1998/10/31      14419.36                    15398.52
  1998/11/30      15310.00                    16166.91
  1998/12/31      16536.44                    18120.19
  1999/01/31      16733.71                    17414.77
  1999/02/28      15828.56                    16502.94
  1999/03/31      16548.04                    16964.03
  1999/04/30      17662.08                    18302.15
  1999/05/28      17269.00                    18381.40
IMATRL PRASUN   SHR__CHT 19990531 19990615 164254 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class B on February 20, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $17,269 - a 72.69% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,381 - an 83.81% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR MID CAP FUND - CLASS C

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns prior to November 3, 1997 are those of Class B and reflect Class B shares' 1.00% 12b-1 fee. Class C shares' contingent deferred sales charge included in the past six months, past one year and life of fund total return figures are 1%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past one year and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL C  14.71%         11.29%       75.16%

FIDELITY ADV MID CAP - CL C  13.71%         10.29%       75.16%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               13.70%         11.93%       83.81%

Mid-Cap Funds Average        16.23%         9.80%        n/a

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 390 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999   PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - CL C  11.29%       18.66%

FIDELITY ADV MID CAP - CL C  10.29%       18.66%
(INCL. CONTINGENT DEFERRED
SALES CHARGE)

S&P MidCap 400               11.93%       20.41%

Mid-Cap Funds Average        9.80%        n/a

AVERAGE ANNUAL RETURNS take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Mid Cap -CL C            S&P MidCap 400
             00484                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10170.00                    10122.33
  1996/03/31      10240.00                    10243.60
  1996/04/30      10730.00                    10556.44
  1996/05/31      11240.00                    10699.16
  1996/06/30      10730.00                    10538.56
  1996/07/31      10050.00                     9825.63
  1996/08/31      10720.00                    10392.28
  1996/09/30      11410.00                    10845.38
  1996/10/31      11110.00                    10876.94
  1996/11/30      11610.00                    11489.64
  1996/12/31      11471.34                    11502.39
  1997/01/31      11856.42                    11934.19
  1997/02/28      11633.48                    11836.09
  1997/03/31      11005.19                    11331.52
  1997/04/30      11309.20                    11625.34
  1997/05/31      12261.76                    12641.86
  1997/06/30      12920.45                    12996.97
  1997/07/31      13913.56                    14283.80
  1997/08/31      13883.16                    14266.52
  1997/09/30      14582.38                    15086.56
  1997/10/31      13913.56                    14430.14
  1997/11/30      14127.17                    14644.00
  1997/12/31      14530.54                    15212.33
  1998/01/31      14385.10                    14922.69
  1998/02/28      15571.73                    16159.03
  1998/03/31      16366.55                    16887.81
  1998/04/30      16288.19                    17196.01
  1998/05/31      15739.65                    16422.36
  1998/06/30      16198.63                    16525.99
  1998/07/31      15739.65                    15885.27
  1998/08/31      12851.44                    12928.39
  1998/09/30      13377.58                    14135.25
  1998/10/31      14373.91                    15398.52
  1998/11/30      15269.48                    16166.91
  1998/12/31      16477.62                    18120.19
  1999/01/31      16685.33                    17414.77
  1999/02/28      15773.75                    16502.94
  1999/03/31      16489.16                    16964.03
  1999/04/30      17608.44                    18302.15
  1999/05/28      17516.13                    18381.40
IMATRL PRASUN   SHR__CHT 19990531 19990615 164338 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Class C on February 20, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $17,516 - a 75.16% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,381 - an 83.81% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Katherine Collins)

An interview with Katherine Collins, Portfolio Manager of Fidelity Advisor Mid Cap Fund

Q. HOW DID THE FUND PERFORM, KATHERINE?

A. During the six months that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 15.14%, 15.05%, 14.76% and 14.71%, respectively. During the same period, the Standard & Poor's MidCap 400 Index had a return of 13.70% and the mid-cap stock funds average return was 16.23%, as monitored by Lipper Inc. For the 12-month period that ended May 31, 1999, the fund's Class A, Class T, Class B and Class C shares had total returns of 12.11%, 11.88%, 11.31% and 11.29%, respectively, while the Standard & Poor's MidCap 400 Index had an 11.93% increase and the Lipper average return was 9.80%.

Q. WHAT FACTORS AFFECTED PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. The fund's diversified approach helped performance as both growth stocks and cyclical issues did well during different parts of the period. I tried to keep the fund firmly in the growth style, but also had some balance with cyclical issues and other value stocks. The fund did better than the S&P mid-cap index because of the strong performance of both technology and traditional growth stocks, which tend to have above-average earnings growth. I manage the fund to be somewhat more aggressive than the S&P mid-cap index, although it is often less aggressive than many competitive funds. The fund also did well when compared with the more aggressive growth funds in the Lipper group when value stocks tended to be in favor.

Q. WHAT WAS YOUR STRATEGY IN TECHNOLOGY, WHICH, AT 14.8% OF
INVESTMENTS AT THE END OF THE PERIOD, WAS YOUR LARGEST INDUSTRY
WEIGHTING?

A. I emphasized both Internet-related stocks and semiconductor equipment stocks, both of which did well. In the Internet, I invested in a number of companies that provide the infrastructure and software enabling companies to operate on the Web. Successful infrastructure investments included VeriSign, which provides security systems for Internet transactions; Exodus Communications, which helps companies with their Web systems; and Inktomi and RealNetworks, two software companies. America Online was a positive contributor, although I sold most of the position to take profits and in recognition that it had grown to be a large-cap company. Semiconductor equipment companies included Applied Materials and Teradyne, both of which helped performance.

Q. WHAT OTHER AREAS HELPED PERFORMANCE?

A. Performance was helped by the media and leisure industry, which at 11.8% of investments accounted for the largest overweighting compared to the S&P mid- cap index. I invested in a number of broadcasting and programming companies, including Clear Channel, Westwood One and Univision. All did well as advertising sales remained healthy. Energy, a cyclical industry that I increased during the period, also did well. Another significant contributor to performance was E*Trade, the online brokerage company. Unlike many consumer-related companies, it has shown it can earn a profit.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Service Corp., which owns a chain of funeral homes, was a major disappointment. The company failed to meet analysts' earnings expectations because of a decline in the death rate and because of earnings shortfalls in acquired properties. Another poor performer was Network Associates, a software company specializing in security programs. The fund has sold its position in Network Associates. Relative performance was hurt because I did not buy QUALCOMM, the cellular phone company, early enough. Its stock did very well after the company sold some unprofitable operations.

Q. WHAT IS YOUR OUTLOOK?

A. I am more optimistic than I was six months ago. Mid-cap stocks remain undervalued when compared to large-cap stocks. The economy is continuing to grow and corporate profits are increasing. However, I emphasize stock selection rather than concentrating on macro-economic issues. I think Fidelity's emphasis on research gives me an advantage in finding good companies at attractive stock prices.

FUND FACTS

GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations

START DATE: February 20,
1996

SIZE: as of May 31, 1999,
more than $593 million

MANAGER: Katherine Collins,
since 1997; joined Fidelity
in 1990
(checkmark)

KATHERINE COLLINS ON THE
RELATIVE INEFFICIENCY OF THE
MID-CAP STOCK MARKET:

"The mid-cap stock market is less
efficient than the large-cap stock
market simply because there are
fewer equity analysts following
mid-cap companies. A company
larger than $15 billion in market
capitalization is likely to have
more than twice as many analysts
covering it as a mid-cap company.
This means that there is a greater
opportunity for an independent
analyst to discover discrepancies
between a mid-cap company's
fundamental outlook and the
market valuation of its stock.

"That's where Fidelity's proven
strength - independent equity
research - comes in.

"A recent Reuters poll of more
than 1,000 executives in small-and
mid-cap companies ranked
Fidelity as the No.1 buy-side - or
investment-side - research
organization in every category. We
have invested more people and
technology in independent
research, covering industries from
large-cap through small-cap. This
allows us to develop insights
across the entire industry and
relate trends to specific
companies.

"Our analysts may discover an
exciting new product, or they may
discover hidden value in a company's
operations, or they may better
understand the challenges of a
proposed merger. This kind of
bottom-up research can uncover
exciting investment opportunities
in an inefficient market."

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

NOTE TO SHAREHOLDERS: Effective August 2, 1999, David Felman will succeed Katherine Collins as Portfolio Manager of Fidelity Advisor Mid Cap Fund.

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Leggett & Platt, Inc.           1.9                      1.7

Clear Channel Communications,   1.6                      0.6
Inc.

QUALCOMM, Inc.                  1.6                      0.0

Cardinal Health, Inc.           1.4                      1.3

Westwood One, Inc.              1.3                      1.3

USA Networks, Inc.              1.2                      1.3

VWR Scientific Products Corp.   1.1                      0.8

Nordstrom, Inc.                 1.0                      0.4

Marshall & Ilsley Corp.         1.0                      0.4

U.S. Foodservice                1.0                      0.9

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      14.8                     14.1

MEDIA & LEISURE                 11.8                     13.0

FINANCE                         9.4                      9.0

RETAIL & WHOLESALE              9.3                      8.5

UTILITIES                       7.6                      3.3



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *            AS OF NOVEMBER 30, 1998 **

Stocks 95.2%                    Stocks 92.3%

Short-Term  Investments 4.8%    Short-Term  Investments 7.7%

* FOREIGN INVESTMENTS 1.2%      ** FOREIGN INVESTMENTS 0.7%


Row: 1, Col: 1, Value: 95.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8


Row: 1, Col: 1, Value: 92.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.7

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 95.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 0.9%

Gulfstream Aerospace Corp. (a)    87,300                     $ 5,390,775

DEFENSE ELECTRONICS - 0.2%

Litton Industries, Inc. (a)       17,900                      1,162,381

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            30,700                      2,018,525

TOTAL AEROSPACE & DEFENSE                                     8,571,681

BASIC INDUSTRIES - 2.3%

CHEMICALS & PLASTICS - 1.2%

Cytec Industries, Inc. (a)        70,300                      1,928,856

Hercules, Inc.                    3,600                       125,775

IMC Global, Inc.                  63,800                      1,335,813

Ivex Packaging Corp. (a)          135,200                     2,602,600

Solutia, Inc.                     44,300                      993,981

                                                              6,987,025

IRON & STEEL - 0.6%

Nucor Corp.                       45,600                      2,277,150

Steel Dynamics, Inc. (a)          58,000                      989,625

                                                              3,266,775

PACKAGING & CONTAINERS - 0.5%

Bemis Co., Inc.                   36,400                      1,374,100

Owens-Illinois, Inc. (a)          35,600                      1,085,800

Silgan Holdings, Inc. (a)         32,200                      648,025

                                                              3,107,925

TOTAL BASIC INDUSTRIES                                        13,361,725

CONSTRUCTION & REAL ESTATE -
4.8%

BUILDING MATERIALS - 2.4%

Armstrong World Industries,       12,700                      739,775
Inc.

Carlisle Companies, Inc.          98,200                      4,590,850

Dayton Superior Corp. Class A     68,400                      1,226,925
(a)

Elcor Corp.                       23,740                      958,503

Fortune Brands, Inc.              53,300                      2,178,638

Justin Industries, Inc.           140,200                     1,883,938

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Masco Corp.                       65,900                     $ 1,882,269

Sherwin-Williams Co.              30,400                      936,700

                                                              14,397,598

CONSTRUCTION - 1.3%

Centex Corp.                      81,600                      3,024,300

Granite Construction, Inc.        39,100                      1,097,244

Jacobs Engineering Group,         56,600                      2,104,813
Inc. (a)

Lennar Corp.                      75,300                      1,703,663

                                                              7,930,020

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

Alexandria Real Estate            13,800                      436,425
Equities, Inc.

Apartment Investment &            60,400                      2,536,800
Management Co. Class A

Duke Realty Investments, Inc.     29,700                      686,813

Home Properties of N.Y., Inc.     47,500                      1,237,969

Public Storage, Inc.              50,000                      1,459,375

                                                              6,357,382

TOTAL CONSTRUCTION & REAL                                     28,685,000
ESTATE

DURABLES - 7.5%

AUTOS, TIRES, & ACCESSORIES -
2.4%

Barrett Resources Corp. (a)       38,400                      1,298,400

Casey's General Stores, Inc.      140,800                     1,892,000

Danaher Corp.                     84,900                      5,131,144

Navistar International Corp.      38,300                      1,891,063
(a)

SPX Corp.                         48,155                      3,738,032

                                                              13,950,639

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              23,700                      1,349,419

HOME FURNISHINGS - 3.0%

Bassett Furniture Industries,     46,100                      1,106,400
Inc.

Furniture Brands                  32,500                      788,125
International, Inc. (a)

Knoll, Inc. (a)                   18,600                      451,050

Leggett & Platt, Inc.             428,100                     11,291,113

Miller (Herman), Inc.             42,000                      847,875

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

Newell Rubbermaid, Inc.           36,400                     $ 1,474,200

Restoration Hardware, Inc.        155,500                     1,856,281

                                                              17,815,044

TEXTILES & APPAREL - 1.9%

Liz Claiborne, Inc.               33,620                      1,210,320

Mohawk Industries, Inc. (a)       98,250                      2,861,531

Quiksilver, Inc. (a)              28,350                      807,975

Shaw Industries, Inc. (a)         41,400                      698,625

WestPoint Stevens, Inc. Class     182,200                     5,762,075
A (a)

                                                              11,340,526

TOTAL DURABLES                                                44,455,628

ENERGY - 7.1%

ENERGY SERVICES - 2.0%

ENSCO International, Inc.         188,300                     3,342,325

Halliburton Co.                   110,000                     4,551,250

Schlumberger Ltd.                 44,800                      2,696,400

Transocean Offshore, Inc.         46,800                      1,152,450

                                                              11,742,425

OIL & GAS - 5.1%

Anadarko Petroleum Corp.          75,600                      2,835,000

Apache Corp.                      150,000                     5,400,000

Cabot Oil & Gas Corp. Class A     40,000                      715,000

Coastal Corp. (The)               50,500                      1,947,406

Conoco, Inc. Class A              33,200                      900,550

Enron Oil & Gas Co.               71,300                      1,359,156

Kerr-McGee Corp.                  39,027                      1,814,756

Noble Affiliates, Inc.            42,900                      1,136,850

Nuevo Energy Co. (a)              82,200                      1,253,550

Santa Fe Snyder Corp. (a)         308,535                     2,622,548

Stone Energy Corp. (a)            28,400                      1,070,325

Tosco Corp.                       170,500                     4,358,406

Ultramar Diamond Shamrock         78,500                      1,727,000
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

USX-Marathon Group                23,200                     $ 694,550

Vastar Resources, Inc.            50,700                      2,788,500

                                                              30,623,597

TOTAL ENERGY                                                  42,366,022

FINANCE - 9.4%

BANKS - 2.2%

Amcore Financial, Inc.            13,200                      279,675

Comerica, Inc.                    74,450                      4,499,572

Marshall & Ilsley Corp.           87,200                      6,104,000

Westamerica Bancorp.              51,500                      1,779,969

Whitney Holding Corp.             15,200                      619,400

                                                              13,282,616

CREDIT & OTHER FINANCE - 1.4%

Associates First Capital          122,600                     5,026,600
Corp. Class A

Household International, Inc.     17,700                      767,738

Providian Financial Corp.         22,550                      2,163,391

                                                              7,957,729

INSURANCE - 4.7%

AFLAC, Inc.                       51,700                      2,636,700

Allmerica Financial Corp.         57,000                      3,338,063

Ambac Financial Group, Inc.       88,700                      5,172,319

American Bankers Insurance        40,800                      2,187,900
Group, Inc.

CIGNA Corp.                       54,200                      5,054,150

Financial Security Assurance      25,000                      1,418,750
Holdings Ltd.

MBIA, Inc.                        53,100                      3,627,394

Protective Life Corp.             57,200                      2,069,925

Reliastar Financial Corp.         60,798                      2,526,917

                                                              28,032,118

SAVINGS & LOANS - 0.5%

Commercial Federal Corp.          28,800                      657,000

Richmond County Financial         41,300                      753,725
Corp.

Webster Financial Corp.           43,400                      1,261,313

                                                              2,672,038

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.6%

E*Trade Group, Inc. (a)           87,000                     $ 3,871,500

TOTAL FINANCE                                                 55,816,001

HEALTH - 7.3%

DRUGS & PHARMACEUTICALS - 1.4%

PE Corp. (Biosystems Group)       38,100                      4,255,294

Quintiles Transnational Corp.     98,000                      3,981,250
(a)

                                                              8,236,544

MEDICAL EQUIPMENT & SUPPLIES
- 5.3%

Becton, Dickinson & Co.           46,700                      1,809,625

Biomet, Inc.                      86,200                      3,442,613

Boston Scientific Corp. (a)       15,100                      572,856

Cardinal Health, Inc.             141,000                     8,512,875

Cyberonics, Inc. (a)              51,700                      597,781

Guidant Corp.                     45,800                      2,290,000

Heartport, Inc. (a)               63,600                      198,750

Medtronic, Inc.                   60,132                      4,269,372

Millipore Corp.                   53,600                      1,788,900

Novoste Corp. (a)                 33,200                      846,600

Pall Corp.                        112,400                     2,255,025

Sybron International, Inc. (a)    197,900                     4,972,238

                                                              31,556,635

MEDICAL FACILITIES MANAGEMENT
- 0.6%

Health Management Associates,     113,275                     1,472,575
Inc. Class A (a)

Trigon Healthcare, Inc. (a)       19,100                      728,188

Wellpoint Health Networks,        15,300                      1,261,294
Inc. (a)

                                                              3,462,057

TOTAL HEALTH                                                  43,255,236

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.3%

ELECTRICAL EQUIPMENT - 1.8%

American Power Conversion         36,500                      1,421,219
Corp. (a)

Emerson Electric Co.              34,700                      2,216,463

General Electric Co.              8,700                       884,681

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Thomas & Betts Corp.              3,500                      $ 149,844

VWR Scientific Products Corp.     221,200                     6,331,850
(a)

                                                              11,004,057

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

ASM Lithography Holding N V       41,600                      1,835,600
(a)

Gorman-Rupp Co.                   43,000                      696,063

Illinois Tool Works, Inc.         16,300                      1,251,025

Kaydon Corp.                      15,800                      526,338

Manitowoc Co., Inc.               61,700                      2,097,800

PRI Automation, Inc. (a)          91,100                      2,231,950

                                                              8,638,776

TOTAL INDUSTRIAL MACHINERY &                                  19,642,833
EQUIPMENT

MEDIA & LEISURE - 11.8%

BROADCASTING - 6.6%

American Tower Corp. Class A      18,000                      405,000
(a)

AT&T Corp. (Liberty Media         19,812                      1,316,260
Group) Class A (a)

CBS Corp. (a)                     69,700                      2,909,975

Clear Channel Communications,     145,430                     9,607,496
Inc. (a)

Cox Communications, Inc.          35,800                      1,398,438
Class A (a)

Hearst-Argyle Television,         26,900                      665,775
Inc. (a)

Infinity Broadcasting Corp.       52,000                      1,329,250
Class A (a)

MediaOne Group, Inc.              19,000                      1,403,625

Nielsen Media Research, Inc.      17,700                      473,475

Sinclair Broadcast Group,         40,600                      563,325
Inc. Class A (a)

Univision Communications,         63,500                      3,766,344
Inc. Class A (a)

USA Networks, Inc. (a)            171,400                     6,856,000

Westwood One, Inc. (a)            225,300                     7,829,175

Young Broadcasting, Inc.          22,900                      930,313
Class A (a)

                                                              39,454,451

ENTERTAINMENT - 2.2%

Cinar Films, Inc. Class B         64,500                      1,531,875
(sub. vtg.) (a)

Fox Entertainment Group, Inc.     100,800                     2,570,400
(a)

Pixar (a)                         64,200                      2,535,900

Premier Parks, Inc. (a)           153,700                     5,475,563

Ticketmaster Online               33,300                      940,725
CitySearch, Inc. (a)

                                                              13,054,463

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 1.5%

Harley-Davidson, Inc.             89,600                     $ 4,575,200

Hasbro, Inc.                      73,600                      2,106,800

Mattel, Inc.                      69,000                      1,824,188

                                                              8,506,188

PUBLISHING - 0.4%

Belo (A.H.) Corp. Class A         54,000                      1,191,375

Meredith Corp.                    36,100                      1,261,244

                                                              2,452,619

RESTAURANTS - 1.1%

Papa John's International,        62,300                      2,460,850
Inc. (a)

Starbucks Corp. (a)               113,000                     4,202,188

                                                              6,663,038

TOTAL MEDIA & LEISURE                                         70,130,759

NONDURABLES - 4.9%

BEVERAGES - 1.2%

Brown-Forman Corp. Class B        21,300                      1,420,444

Celestial Seasonings, Inc. (a)    10,500                      202,125

Coca-Cola Bottling Co.            6,700                       364,313
Consolidated

Coors (Adolph) Co. Class B        78,800                      3,743,000

Whitman Corp.                     70,000                      1,190,000

                                                              6,919,882

FOODS - 3.7%

American Italian Pasta Co.        22,600                      621,500
Class A (a)

Ben & Jerry's Homemade, Inc.      110,000                     3,086,875
Class A (a)

Dean Foods Co.                    102,400                     3,840,000

Earthgrains Co.                   140,500                     3,292,969

Flowers Industries, Inc.          108,400                     2,411,900

Interstate Bakeries Corp.         109,600                     2,397,500

Keebler Foods Co. (a)             70,200                      2,351,700

Michael Foods, Inc.               64,300                      1,511,050

Suiza Foods Corp. (a)             15,400                      564,025

Tootsie Roll Industries, Inc.     52,745                      2,185,621

                                                              22,263,140

TOTAL NONDURABLES                                             29,183,022

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - 9.3%

APPAREL STORES - 1.5%

American Eagle Outfitters,        39,600                     $ 1,616,175
Inc. (a)

Bon-Ton Stores, Inc. (a)          141,300                     891,956

Ross Stores, Inc.                 34,400                      1,580,250

TJX Companies, Inc.               136,600                     4,098,000

Wet Seal, Inc. Class A (a)        30,900                      857,475

                                                              9,043,856

DRUG STORES - 0.6%

CVS Corp.                         58,338                      2,683,548

Duane Reade, Inc. (a)             19,100                      608,813

                                                              3,292,361

GENERAL MERCHANDISE STORES -
3.5%

Ames Department Stores, Inc.      28,700                      1,176,700
(a)

Dayton Hudson Corp.               33,000                      2,079,000

Dollar General Corp.              62,500                      1,660,156

Dollar Tree Stores, Inc. (a)      127,075                     4,272,897

Family Dollar Stores, Inc.        57,600                      1,285,200

Nordstrom, Inc.                   172,700                     6,130,850

Saks, Inc. (a)                    140,998                     3,895,070

Tuesday Morning Corp. (a)         18,600                      381,300

                                                              20,881,173

GROCERY STORES - 2.6%

Kroger Co. (a)                    87,600                      5,130,075

Safeway, Inc. (a)                 94,700                      4,403,550

U.S. Foodservice (a)              133,460                     5,938,970

                                                              15,472,595

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.1%

Action Performance Companies,     20,500                      779,000
Inc. (a)

Bed Bath & Beyond, Inc. (a)       69,700                      2,382,869

Borders Group, Inc. (a)           57,900                      991,538

Office Depot, Inc. (a)            99,150                      2,069,756

Staples, Inc. (a)                 11,400                      327,750

                                                              6,550,913

TOTAL RETAIL & WHOLESALE                                      55,240,898

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 3.6%

ADVERTISING - 1.8%

Getty Images, Inc. (a)            34,800                     $ 761,250

Omnicom Group, Inc.               77,500                      5,425,000

Outdoor Systems, Inc. (a)         137,800                     4,125,388

                                                              10,311,638

PRINTING - 0.1%

Schawk, Inc. Class A              59,200                      706,700

SERVICES - 1.7%

Borg-Warner Security Corp.        201,800                     3,291,863

International Telecom Data        53,300                      666,250
Systems, Inc. (a)

Pittston Co. (Brinks Group)       17,000                      484,500

Service Corp. International       285,700                     5,481,869

                                                              9,924,482

TOTAL SERVICES                                                20,942,820

TECHNOLOGY - 14.8%

COMMUNICATIONS EQUIPMENT - 0.1%

Andrew Corp. (a)                  58,700                      909,850

COMPUTER SERVICES & SOFTWARE
- 9.2%

AdForce, Inc. (a)                 28,600                      829,400

Adobe Systems, Inc.               19,000                      1,408,375

Affiliated Computer Services,     48,700                      2,112,363
Inc. Class A (a)

America Online, Inc.              9,900                       1,181,813

At Home Corp. Series A (a)        14,700                      1,863,225

Autodesk, Inc.                    27,600                      762,450

Careerbuilder, Inc.               38,300                      450,025

DST Systems, Inc. (a)             51,200                      2,764,800

Electronics for Imaging, Inc.     57,700                      2,830,906
(a)

Excite, Inc. (a)                  5,300                       704,900

Exodus Communications, Inc.       50,100                      3,757,500
(a)

GeoTel Communications Corp.       67,500                      3,746,250
(a)

Inktomi Corp. (a)                 29,600                      3,048,800

Intuit, Inc. (a)                  50,600                      4,117,575

Legato Systems, Inc. (a)          60,900                      3,334,275

Lycos, Inc. (a)                   12,600                      1,266,300

Mentor Graphics Corp. (a)         59,400                      749,925

Novell, Inc. (a)                  11,600                      272,600

Polycom, Inc. (a)                 56,200                      1,440,125

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

RealNetworks, Inc. (a)            28,000                     $ 1,984,500

Sabre Group Holdings, Inc.        26,800                      1,649,875
Class A (a)

Siebel Systems, Inc.              30,678                      1,396,808

Sportsline USA, Inc. (a)          20,400                      758,625

Synopsys, Inc. (a)                14,200                      630,125

VeriSign, Inc. (a)                26,800                      3,175,800

Veritas Software Corp. (a)        33,600                      2,965,200

Visual Networks, Inc. (a)         24,800                      731,600

Wang Laboratories, Inc. (a)       89,300                      2,584,119

Xoom.com, Inc. (a)                47,000                      2,162,000

                                                              54,680,259

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Adaptec, Inc. (a)                 28,500                      879,938

Apple Computer, Inc. (a)          29,100                      1,282,219

Comverse Technology, Inc. (a)     43,185                      2,917,687

Gateway 2000, Inc. (a)            19,100                      1,161,519

Ingram Micro, Inc. Class A (a)    58,200                      1,687,800

Lexmark International Group,      12,700                      1,728,788
Inc. Class A (a)

SCI Systems, Inc. (a)             5,600                       232,400

Symbol Technologies, Inc.         13,500                      675,000

                                                              10,565,351

ELECTRONIC INSTRUMENTS - 1.1%

Applied Materials, Inc. (a)       16,300                      895,481

KLA-Tencor Corp. (a)              20,400                      928,200

Novellus Systems, Inc. (a)        18,700                      912,794

Teradyne, Inc. (a)                40,600                      2,144,188

Waters Corp. (a)                  14,500                      1,430,063

                                                              6,310,726

ELECTRONICS - 2.6%

Altera Corp. (a)                  53,400                      1,858,988

Analog Devices, Inc. (a)          52,000                      1,998,750

Broadcom Corp. Class A (a)        28,300                      2,709,725

Conexant Systems, Inc. (a)        15,200                      589,000

Flextronics International (a)     27,000                      1,350,000

International Rectifier Corp.     85,300                      927,638
(a)

Linear Technology Corp.           63,900                      3,386,700

MIPS Technologies, Inc.           11,500                      344,281

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Uniphase Corp. (a)                13,200                     $ 1,768,800

Xilinx, Inc. (a)                  9,600                       426,600

                                                              15,360,482

TOTAL TECHNOLOGY                                              87,826,668

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Atlantic Coast Airlines           11,600                      203,000
Holdings (a)

SkyWest, Inc.                     11,500                      267,375

                                                              470,375

UTILITIES - 7.6%

CELLULAR - 2.3%

ALLTEL Corp.                      27,700                      1,985,744

QUALCOMM, Inc.                    95,000                      9,238,750

SkyTel Communications, Inc.       116,400                     2,364,375
(a)

                                                              13,588,869

ELECTRIC UTILITY - 3.0%

AES Corp. (a)                     68,800                      3,422,800

Calpine Corp. (a)                 46,300                      2,508,881

CMS Energy Corp.                  55,100                      2,562,150

Duke Energy Corp.                 18,000                      1,085,625

Energy East Corp.                 28,800                      799,200

Entergy Corp.                     47,400                      1,537,538

Illinova Corp.                    23,000                      625,313

IPALCO Enterprises, Inc.          89,400                      2,207,063

PG&E Corp.                        74,700                      2,521,125

Unicom Corp.                      9,700                       410,431

                                                              17,680,126

GAS - 1.2%

Enron Corp.                       36,900                      2,633,738

Ocean Energy, Inc. (a)            241,100                     2,380,863

Williams Companies, Inc.          44,100                      2,284,931

                                                              7,299,532

TELEPHONE SERVICES - 1.1%

Cincinnati Bell, Inc.             117,400                     2,839,613

COMSAT Corp. Series 1             15,000                      489,375

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              27,600                     $ 1,171,275
International, Inc. (a)

WinStar Communications, Inc.      40,600                      2,007,163
(a)

                                                              6,507,426

TOTAL UTILITIES                                               45,075,953

TOTAL COMMON STOCKS                                           565,024,621
(Cost $476,804,481)

CASH EQUIVALENTS - 4.8%



Taxable Central Cash Fund (b)     28,583,116                  28,583,116
(Cost $28,583,116)

TOTAL INVESTMENT IN                                           $ 593,607,737
SECURITIES - 100%
(Cost $505,387,597)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $508,117,344. Net unrealized appreciation aggregated $85,490,393, of which $111,113,538 related to appreciated investment securities and $25,623,145 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 593,607,737
value (cost $505,387,597) -
See accompanying schedule

Receivable for investments                   1,919,840
sold

Receivable for fund shares                   4,726,823
sold

Dividends receivable                         368,915

Interest receivable                          130,582

Other receivables                            90,027

 TOTAL ASSETS                                600,843,924

LIABILITIES

Payable to custodian bank       $ 421,932

Payable for investments          4,490,487
purchased

Payable for fund shares          1,646,639
redeemed

Accrued management fee           287,451

Distribution fees payable        271,110

Other payables and accrued       158,098
expenses

 TOTAL LIABILITIES                           7,275,717

NET ASSETS                                  $ 593,568,207

Net Assets consist of:

Paid in capital                             $ 467,047,838

Accumulated net investment                   (1,493,881)
(loss)

Accumulated undistributed net                39,794,110
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  88,220,140
(depreciation) on investments

NET ASSETS                                  $ 593,568,207

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                  MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $15.26
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($15,734,038 (divided by)
1,031,330 shares)

Maximum offering price per         $16.19
share (100/94.25 of $15.26)

CLASS T: NET ASSET VALUE and       $15.34
redemption price per share
($423,588,413 (divided by)
27,618,035 shares)

Maximum offering price per         $15.90
share (100/96.50 of $15.34)

CLASS B: NET ASSET VALUE and       $15.14
offering price per share
($89,538,731 (divided by)
5,913,765 shares) A

CLASS C: NET ASSET VALUE and       $15.18
offering price per share
($21,317,058 (divided by)
1,404,482 shares) A

INSTITUTIONAL CLASS: NET           $15.37
ASSET VALUE, offering price
and redemption price   per
share ($43,389,967 (divided
by) 2,823,131 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 SIX MONTHS ENDED MAY 31,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                             $ 1,680,958
Dividends

Interest                                       699,122

 TOTAL INCOME                                  2,380,080

EXPENSES

Management fee                   $ 1,603,037

Transfer agent fees               614,479

Distribution fees                 1,509,772

Accounting fees and expenses      127,109

Non-interested trustees'          865
compensation

Custodian fees and expenses       24,636

Registration fees                 41,472

Audit                             14,345

 Total expenses before            3,935,715
reductions

 Expense reductions               (61,754)     3,873,961

NET INVESTMENT INCOME (LOSS)                   (1,493,881)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            42,999,813

 Foreign currency transactions    4,925        43,004,738

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            33,798,203

 Assets and liabilities in        273          33,798,476
foreign currencies

NET GAIN (LOSS)                                76,803,214

NET INCREASE (DECREASE) IN                    $ 75,309,333
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,493,881)                  $ (2,650,445)
income (loss)

 Net realized gain (loss)       43,004,738                     21,447,832

 Change in net unrealized       33,798,476                     16,594,090
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     75,309,333                     35,391,477
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,557,622)                   (43,421,664)
from net realized gains

Share transactions - net        25,980,136                     94,908,223
increase (decrease)

  TOTAL INCREASE (DECREASE)     85,731,847                     86,878,036
IN NET ASSETS

NET ASSETS

 Beginning of period            507,836,360                    420,958,324

 End of period (including      $ 593,568,207                  $ 507,836,360
accumulated net investment
loss of $1,493,881 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.71                        $ 14.04                   $ 11.70   $ 10.74
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                          (.05)                     (.09)     (.01)

Net realized and unrealized       2.03                           1.17                      2.64      .97
gain (loss)

Total from investment             2.01                           1.12                      2.55      .96
operations

Less Distributions

From net realized gain            (.46)                          (1.45)                    (.21)     -

Net asset value, end of period   $ 15.26                        $ 13.71                   $ 14.04   $ 11.70

TOTAL RETURN B, C                 15.14%                         9.07%                     22.24%    8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,734                       $ 11,340                  $ 4,670   $ 1,239
(000 omitted)

Ratio of expenses to average      1.19% A                        1.30%                     1.62% F   1.56% A, F
net assets

Ratio of expenses to average      1.17% A, G                     1.27% G                   1.58% G   1.56% A
net   assets after expense
reductions

Ratio of net investment           (.29)% A                       (.36)%                    (.71)%    (.33)% A
income (loss) to   average
net assets

Portfolio turnover                124% A                         139%                      208%      101% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.75                        $ 14.09                   $ 11.70    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                          (.07)                     (.07)      (.03)

Net realized and unrealized       2.05                           1.17                      2.64       1.73
gain (loss)

Total from investment             2.01                           1.10                      2.57       1.70
operations

Less Distributions

From net realized gain            (.42)                          (1.44)                    (.18)      -

Net asset value, end of period   $ 15.34                        $ 13.75                   $ 14.09    $ 11.70

TOTAL RETURN B, C                 15.05%                         8.87%                     22.35%     17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 423,588                      $ 367,035                 $ 326,642  $ 187,040
(000 omitted)

Ratio of expenses to average      1.41% A                        1.42%                     1.48%      1.60% A
net assets

Ratio of expenses to average      1.38% A, F                     1.39% F                   1.44% F    1.60% A
net assets after expense
reductions

Ratio of net investment           (.50)% A                       (.51)%                    (.53)%     (.37)% A
income (loss) to average net
assets

Portfolio turnover                124% A                         139%                      208%       101% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.58                        $ 13.94                   $ 11.61   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.14)                     (.14)     (.10)

Net realized and unrealized       2.02                           1.17                      2.62      1.71
gain (loss)

Total from investment             1.95                           1.03                      2.48      1.61
operations

Less Distributions

From net realized gain            (.39)                          (1.39)                    (.15)     -

Net asset value, end of period   $ 15.14                        $ 13.58                   $ 13.94   $ 11.61

TOTAL RETURN B, C                 14.76%                         8.38%                     21.67%    16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 89,539                       $ 82,317                  $ 58,758  $ 32,727
(000 omitted)

Ratio of expenses to average      1.93% A                        1.94%                     2.03%     2.38% A
net assets

Ratio of expenses to average      1.91% A, F                     1.91% F                   1.98% F   2.37% A, F
net assets after expense
reductions

Ratio of net investment           (1.03)% A                      (1.02)%                   (1.08)%   (1.14)% A
income (loss) to average net
assets

Portfolio turnover                124% A                         139%                      208%      101% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.64                        $ 14.08                   $ 14.16
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.15)                     (.01)

Net realized and unrealized       2.02                           1.15                      (.07)
gain (loss)

Total from investment             1.95                           1.00                      (.08)
operations

Less Distributions

From net realized gain            (.41)                          (1.44)                    -

Net asset value, end of period   $ 15.18                        $ 13.64                   $ 14.08

TOTAL RETURN B, C                 14.71%                         8.09%                     (.56)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,317                       $ 12,593                  $ 345
(000 omitted)

Ratio of expenses to average      1.94% A                        2.15% F                   2.50% A, F
net assets

Ratio of expenses to average      1.92% A, G                     2.11% G                   2.40% A, G
net assets after  expense
reductions

Ratio of net investment           (1.04)% A                      (1.16)%                   (1.07)% A
income (loss) to average
net assets

Portfolio turnover                124% A                         139%                      208% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.82                        $ 14.12                   $ 11.70   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00                            .01                       .01       (.02)

Net realized and unrealized       2.04                           1.18                      2.63      1.72
gain (loss)

Total from investment             2.04                           1.19                      2.64      1.70
operations

Less Distributions

From net realized gain            (.49)                          (1.49)                    (.22)     -

Net asset value, end of period   $ 15.37                        $ 13.82                   $ 14.12   $ 11.70

TOTAL RETURN B, C                 15.27%                         9.60%                     23.04%    17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 43,390                       $ 34,551                  $ 30,542  $ 3,600
(000 omitted)

Ratio of expenses to average      .87% A                         .87%                      .91%      1.50% A, F
net assets

Ratio of expenses to average      .84% A, G                      .84% G                    .84% G    1.50% A
net assets after expense
reductions

Ratio of net investment           .04% A                         .04%                      .08%      (.27)% A
income (loss) to average net
assets

Portfolio turnover                124% A                         139%                      208%      101% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $334,646,522 and $318,239,982, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,655     $ 27

CLASS T    985,122      25,726

CLASS B    425,716      319,815

CLASS C    82,279       62,628

          $ 1,509,772  $ 408,196


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 54,455     $ 21,402

CLASS T    174,402      62,868

CLASS B    169,807      169,807  *

CLASS C    4,441        4,441  *

          $ 403,105    $ 258,518

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 17,040   .26 *

CLASS T                 436,884   .23 *

CLASS B                 101,270   .24 *

CLASS C                 20,675    .26 *

INSTITUTIONAL CLASS     38,610    .20 *

                       $ 614,479

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $34,502 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $61,277 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $477 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998



FROM NET REALIZED GAIN

Class A                 $ 380,123                      $ 509,696

Class T                  11,172,328                     33,726,237

Class B                  2,365,092                      5,942,258

Class C                  389,625                        66,029

Institutional Class      1,250,454                      3,177,444

Total                   $ 15,557,622                   $ 43,421,664


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold                                        605,274                 $ 4,775,206
                                 326,922

Reinvestment of distributions    27,137                    38,750                   362,550

Shares redeemed                  (149,882)                 (149,559)                (2,163,803)

Net increase (decrease)          204,177                   494,465                 $ 2,973,953

CLASS T Shares sold              8,533,759                 11,223,902              $ 125,917,307

Reinvestment of distributions    782,801                   2,565,624                10,520,812

Shares redeemed                  (8,389,356)               (10,288,334)             (122,871,448)

Net increase (decrease)          927,204                   3,501,192               $ 13,566,671

CLASS B Shares sold              1,055,579                 2,302,521               $ 15,131,661

Reinvestment of distributions    148,162                   425,511                  1,970,339

Shares redeemed                  (1,349,975)               (882,420)                (19,170,817)

Net increase (decrease)          (146,234)                 1,845,612               $ (2,068,817)

CLASS C Shares sold              864,038                   981,412                 $ 12,554,486

Reinvestment of distributions    26,885                    4,909                    358,373

Shares redeemed                  (409,947)                 (87,336)                 (5,946,740)

Net increase (decrease)          480,976                   898,985                 $ 6,966,119

INSTITUTIONAL CLASS Shares       668,785                   1,778,897               $ 9,711,774
sold

Reinvestment of distributions    85,211                    239,320                  1,145,239

Shares redeemed                  (431,364)                 (1,680,567)              (6,314,803)

Net increase (decrease)          322,632                   337,650                 $ 4,542,210





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 8,283,209


Reinvestment of distributions    480,632

Shares redeemed                  (2,024,735)

Net increase (decrease)         $ 6,739,106

CLASS T Shares sold             $ 153,194,207

Reinvestment of distributions    31,975,856

Shares redeemed                  (139,358,688)

Net increase (decrease)         $ 45,811,375

CLASS B Shares sold             $ 31,321,307

Reinvestment of distributions    5,260,655

Shares redeemed                  (11,531,684)

Net increase (decrease)         $ 25,050,278

CLASS C Shares sold             $ 13,382,594

Reinvestment of distributions    61,138

Shares redeemed                  (1,098,482)

Net increase (decrease)         $ 12,345,250

INSTITUTIONAL CLASS Shares      $ 24,392,821
sold

Reinvestment of distributions    2,980,284

Shares redeemed                  (22,410,891)

Net increase (decrease)         $ 4,962,214


8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Mid Cap Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.



INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Katherine Collins, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

MC-SANN-0799  80257
1.704677.101

(Fidelity Logo Graphic)(registered trademark)




FIDELITY ADVISOR
MID CAP
FUND - INSTITUTIONAL CLASS

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on investing
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the last six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  22  Statements of assets and
                          liabilities, operations, and
                          changes in net assets, as
                          well as financial highlights.

NOTES                 31  Notes to the financial
                          statements.


Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MID CAP FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - INST CL  15.27%         12.50%       81.87%

S&P MidCap 400 (registered      13.70%         11.93%       83.81%
trademark)

Mid-Cap Funds Average           16.23%         9.80%        n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year or since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's MidCap 400 Index - a market capitalization-weighted index of 400 medium capitalization stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 390 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 1 YEAR  LIFE OF FUND

FIDELITY ADV MID CAP - INST CL  12.50%       20.02%

S&P MidCap 400                  11.93%       20.41%

Mid-Cap Funds Average           9.80%        n/a

AVERAGE ANNUAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND

             FA Mid Cap -CL I            S&P MidCap 400
             00533                       SP004
  1996/02/20      10000.00                    10000.00
  1996/02/29      10180.00                    10122.33
  1996/03/31      10250.00                    10243.60
  1996/04/30      10750.00                    10556.44
  1996/05/31      11260.00                    10699.16
  1996/06/30      10770.00                    10538.56
  1996/07/31      10100.00                     9825.63
  1996/08/31      10780.00                    10392.28
  1996/09/30      11480.00                    10845.38
  1996/10/31      11180.00                    10876.94
  1996/11/30      11700.00                    11489.64
  1996/12/31      11571.96                    11502.39
  1997/01/31      11969.58                    11934.19
  1997/02/28      11755.48                    11836.09
  1997/03/31      11133.55                    11331.52
  1997/04/30      11449.61                    11625.34
  1997/05/31      12428.38                    12641.86
  1997/06/30      13101.29                    12996.97
  1997/07/31      14131.04                    14283.80
  1997/08/31      14110.65                    14266.52
  1997/09/30      14834.53                    15086.56
  1997/10/31      14161.63                    14430.14
  1997/11/30      14396.12                    14644.00
  1997/12/31      14818.42                    15212.33
  1998/01/31      14692.93                    14922.69
  1998/02/28      15925.91                    16159.03
  1998/03/31      16759.31                    16887.81
  1998/04/30      16702.22                    17196.01
  1998/05/31      16165.65                    16422.36
  1998/06/30      16656.56                    16525.99
  1998/07/31      16199.90                    15885.27
  1998/08/31      13243.05                    12928.39
  1998/09/30      13802.45                    14135.25
  1998/10/31      14829.93                    15398.52
  1998/11/30      15777.49                    16166.91
  1998/12/31      17050.84                    18120.19
  1999/01/31      17275.66                    17414.77
  1999/02/28      16340.88                    16502.94
  1999/03/31      17098.17                    16964.03
  1999/04/30      18281.44                    18302.15
  1999/05/28      18186.77                    18381.40
IMATRL PRASUN   SHR__CHT 19990531 19990615 164628 R00000000000043

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mid Cap Fund - Institutional Class on February 20, 1996, when the fund started. As the chart shows, by May 31, 1999, the value of the investment would have grown to $18,187 - an 81.87% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,381 - an 83.81% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Katherine Collins)

An interview with Katherine Collins, Portfolio Manager of Fidelity Advisor Mid Cap Fund

Q. HOW DID THE FUND PERFORM, KATHERINE?

A. During the six months that ended May 31, 1999, the fund's Institutional Class had a total return of 15.27%, while the Standard & Poor's MidCap 400 Index had a return of 13.70% and the mid-cap stock funds average return was 16.23%, as monitored by Lipper Inc. For the 12-month period that ended May 31, 1999, the fund's Institutional Class had a total return of 12.50%. During the same period, the Standard & Poor's MidCap 400 Index had an 11.93% increase and the Lipper average return was 9.80%.

Q. WHAT FACTORS AFFECTED PERFORMANCE DURING THE SIX-MONTH PERIOD?

A. The fund's diversified approach helped performance as both growth stocks and cyclical issues did well during different parts of the period. I tried to keep the fund firmly in the growth style, but also had some balance with cyclical issues and other value stocks. The fund did better than the S&P mid-cap index because of the strong performance of both technology and traditional growth stocks, which tend to have above-average earnings growth. I manage the fund to be somewhat more aggressive than the S&P mid-cap index, although it is often less aggressive than many competitive funds. The fund also did well when compared with the more aggressive growth funds in the Lipper group when value stocks tended to be in favor.

Q. WHAT WAS YOUR STRATEGY IN TECHNOLOGY, WHICH, AT 14.8% OF
INVESTMENTS AT THE END OF THE PERIOD, WAS YOUR LARGEST INDUSTRY
WEIGHTING?

A. I emphasized both Internet-related stocks and semiconductor equipment stocks, both of which did well. In the Internet, I invested in a number of companies that provide the infrastructure and software enabling companies to operate on the Web. Successful infrastructure investments included VeriSign, which provides security systems for Internet transactions; Exodus Communications, which helps companies with their Web systems; and Inktomi and RealNetworks, two software companies. America Online was a positive contributor, although I sold most of the position to take profits and in recognition that it had grown to be a large-cap company. Semiconductor equipment companies included Applied Materials and Teradyne, both of which helped performance.

Q. WHAT OTHER AREAS HELPED PERFORMANCE?

A. Performance was helped by the media and leisure industry, which at 11.8% of investments accounted for the largest overweighting compared to the S&P mid- cap index. I invested in a number of broadcasting and programming companies, including Clear Channel, Westwood One and Univision. All did well as advertising sales remained healthy. Energy, a cyclical industry that I increased during the period, also did well. Another significant contributor to performance was E*Trade, the online brokerage company. Unlike many consumer-related companies, it has shown it can earn a profit.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Service Corp., which owns a chain of funeral homes, was a major disappointment. The company failed to meet analysts' earnings expectations because of a decline in the death rate and because of earnings shortfalls in acquired properties. Another poor performer was Network Associates, a software company specializing in security programs. The fund has sold its position in Network Associates. Relative performance was hurt because I did not buy QUALCOMM, the cellular phone company, early enough. Its stock did very well after the company sold some unprofitable operations.

Q. WHAT IS YOUR OUTLOOK?

A. I am more optimistic than I was six months ago. Mid-cap stocks remain undervalued when compared to large-cap stocks. The economy is continuing to grow and corporate profits are increasing. However, I emphasize stock selection rather than concentrating on macro-economic issues. I think Fidelity's emphasis on research gives me an advantage in finding good companies at attractive stock prices.

FUND FACTS

GOAL: long-term growth of
capital by investing mainly in
equity securities of
companies with
medium-sized market
capitalizations

START DATE: February 20,
1996

SIZE: as of May 31, 1999,
more than $593 million

MANAGER: Katherine Collins,
since 1997; joined Fidelity
in 1990
(checkmark)

KATHERINE COLLINS ON THE
RELATIVE INEFFICIENCY OF THE
MID-CAP STOCK MARKET:

"The mid-cap stock market is less
efficient than the large-cap stock
market simply because there are
fewer equity analysts following
mid-cap companies. A company
larger than $15 billion in market
capitalization is likely to have
more than twice as many analysts
covering it as a mid-cap company.
This means that there is a greater
opportunity for an independent
analyst to discover discrepancies
between a mid-cap company's
fundamental outlook and the
market valuation of its stock.

"That's where Fidelity's proven
strength - independent equity
research - comes in.

"A recent Reuters poll of more
than 1,000 executives in small-and
mid-cap companies ranked
Fidelity as the No.1 buy-side - or
investment-side - research
organization in every category. We
have invested more people and
technology in independent
research, covering industries from
large-cap through small-cap. This
allows us to develop insights
across the entire industry and
relate trends to specific
companies.

"Our analysts may discover an
exciting new product, or they may
discover hidden value in a company's
operations, or they may better
understand the challenges of a
proposed merger. This kind of
bottom-up research can uncover
exciting investment opportunities
in an inefficient market."

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

NOTE TO SHAREHOLDERS: Effective August 2, 1999, David Felman will succeed Katherine Collins as Portfolio Manager of Fidelity Advisor Mid Cap Fund.

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Leggett & Platt, Inc.           1.9                      1.7

Clear Channel Communications,   1.6                      0.6
Inc.

QUALCOMM, Inc.                  1.6                      0.0

Cardinal Health, Inc.           1.4                      1.3

Westwood One, Inc.              1.3                      1.3

USA Networks, Inc.              1.2                      1.3

VWR Scientific Products Corp.   1.1                      0.8

Nordstrom, Inc.                 1.0                      0.4

Marshall & Ilsley Corp.         1.0                      0.4

U.S. Foodservice                1.0                      0.9

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

TECHNOLOGY                      14.8                     14.1

MEDIA & LEISURE                 11.8                     13.0

FINANCE                         9.4                      9.0

RETAIL & WHOLESALE              9.3                      8.5

UTILITIES                       7.6                      3.3


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 95.2%

                               Short-Term  Investments 4.8%

* FOREIGN INVESTMENTS                                        1.2%


Row: 1, Col: 1, Value: 95.2
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.8

AS OF NOVEMBER 30, 1998 **

                            Stocks 92.3%

                            Short-Term  Investments 7.7%

** FOREIGN INVESTMENTS                                    0.7%


Row: 1, Col: 1, Value: 92.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.7

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 95.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 0.9%

Gulfstream Aerospace Corp. (a)    87,300                     $ 5,390,775

DEFENSE ELECTRONICS - 0.2%

Litton Industries, Inc. (a)       17,900                      1,162,381

SHIP BUILDING & REPAIR - 0.3%

General Dynamics Corp.            30,700                      2,018,525

TOTAL AEROSPACE & DEFENSE                                     8,571,681

BASIC INDUSTRIES - 2.3%

CHEMICALS & PLASTICS - 1.2%

Cytec Industries, Inc. (a)        70,300                      1,928,856

Hercules, Inc.                    3,600                       125,775

IMC Global, Inc.                  63,800                      1,335,813

Ivex Packaging Corp. (a)          135,200                     2,602,600

Solutia, Inc.                     44,300                      993,981

                                                              6,987,025

IRON & STEEL - 0.6%

Nucor Corp.                       45,600                      2,277,150

Steel Dynamics, Inc. (a)          58,000                      989,625

                                                              3,266,775

PACKAGING & CONTAINERS - 0.5%

Bemis Co., Inc.                   36,400                      1,374,100

Owens-Illinois, Inc. (a)          35,600                      1,085,800

Silgan Holdings, Inc. (a)         32,200                      648,025

                                                              3,107,925

TOTAL BASIC INDUSTRIES                                        13,361,725

CONSTRUCTION & REAL ESTATE -
4.8%

BUILDING MATERIALS - 2.4%

Armstrong World Industries,       12,700                      739,775
Inc.

Carlisle Companies, Inc.          98,200                      4,590,850

Dayton Superior Corp. Class A     68,400                      1,226,925
(a)

Elcor Corp.                       23,740                      958,503

Fortune Brands, Inc.              53,300                      2,178,638

Justin Industries, Inc.           140,200                     1,883,938

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

BUILDING MATERIALS - CONTINUED

Masco Corp.                       65,900                     $ 1,882,269

Sherwin-Williams Co.              30,400                      936,700

                                                              14,397,598

CONSTRUCTION - 1.3%

Centex Corp.                      81,600                      3,024,300

Granite Construction, Inc.        39,100                      1,097,244

Jacobs Engineering Group,         56,600                      2,104,813
Inc. (a)

Lennar Corp.                      75,300                      1,703,663

                                                              7,930,020

REAL ESTATE INVESTMENT TRUSTS
- 1.1%

Alexandria Real Estate            13,800                      436,425
Equities, Inc.

Apartment Investment &            60,400                      2,536,800
Management Co. Class A

Duke Realty Investments, Inc.     29,700                      686,813

Home Properties of N.Y., Inc.     47,500                      1,237,969

Public Storage, Inc.              50,000                      1,459,375

                                                              6,357,382

TOTAL CONSTRUCTION & REAL                                     28,685,000
ESTATE

DURABLES - 7.5%

AUTOS, TIRES, & ACCESSORIES -
2.4%

Barrett Resources Corp. (a)       38,400                      1,298,400

Casey's General Stores, Inc.      140,800                     1,892,000

Danaher Corp.                     84,900                      5,131,144

Navistar International Corp.      38,300                      1,891,063
(a)

SPX Corp.                         48,155                      3,738,032

                                                              13,950,639

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.              23,700                      1,349,419

HOME FURNISHINGS - 3.0%

Bassett Furniture Industries,     46,100                      1,106,400
Inc.

Furniture Brands                  32,500                      788,125
International, Inc. (a)

Knoll, Inc. (a)                   18,600                      451,050

Leggett & Platt, Inc.             428,100                     11,291,113

Miller (Herman), Inc.             42,000                      847,875

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

HOME FURNISHINGS - CONTINUED

Newell Rubbermaid, Inc.           36,400                     $ 1,474,200

Restoration Hardware, Inc.        155,500                     1,856,281

                                                              17,815,044

TEXTILES & APPAREL - 1.9%

Liz Claiborne, Inc.               33,620                      1,210,320

Mohawk Industries, Inc. (a)       98,250                      2,861,531

Quiksilver, Inc. (a)              28,350                      807,975

Shaw Industries, Inc. (a)         41,400                      698,625

WestPoint Stevens, Inc. Class     182,200                     5,762,075
A (a)

                                                              11,340,526

TOTAL DURABLES                                                44,455,628

ENERGY - 7.1%

ENERGY SERVICES - 2.0%

ENSCO International, Inc.         188,300                     3,342,325

Halliburton Co.                   110,000                     4,551,250

Schlumberger Ltd.                 44,800                      2,696,400

Transocean Offshore, Inc.         46,800                      1,152,450

                                                              11,742,425

OIL & GAS - 5.1%

Anadarko Petroleum Corp.          75,600                      2,835,000

Apache Corp.                      150,000                     5,400,000

Cabot Oil & Gas Corp. Class A     40,000                      715,000

Coastal Corp. (The)               50,500                      1,947,406

Conoco, Inc. Class A              33,200                      900,550

Enron Oil & Gas Co.               71,300                      1,359,156

Kerr-McGee Corp.                  39,027                      1,814,756

Noble Affiliates, Inc.            42,900                      1,136,850

Nuevo Energy Co. (a)              82,200                      1,253,550

Santa Fe Snyder Corp. (a)         308,535                     2,622,548

Stone Energy Corp. (a)            28,400                      1,070,325

Tosco Corp.                       170,500                     4,358,406

Ultramar Diamond Shamrock         78,500                      1,727,000
Corp.

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

USX-Marathon Group                23,200                     $ 694,550

Vastar Resources, Inc.            50,700                      2,788,500

                                                              30,623,597

TOTAL ENERGY                                                  42,366,022

FINANCE - 9.4%

BANKS - 2.2%

Amcore Financial, Inc.            13,200                      279,675

Comerica, Inc.                    74,450                      4,499,572

Marshall & Ilsley Corp.           87,200                      6,104,000

Westamerica Bancorp.              51,500                      1,779,969

Whitney Holding Corp.             15,200                      619,400

                                                              13,282,616

CREDIT & OTHER FINANCE - 1.4%

Associates First Capital          122,600                     5,026,600
Corp. Class A

Household International, Inc.     17,700                      767,738

Providian Financial Corp.         22,550                      2,163,391

                                                              7,957,729

INSURANCE - 4.7%

AFLAC, Inc.                       51,700                      2,636,700

Allmerica Financial Corp.         57,000                      3,338,063

Ambac Financial Group, Inc.       88,700                      5,172,319

American Bankers Insurance        40,800                      2,187,900
Group, Inc.

CIGNA Corp.                       54,200                      5,054,150

Financial Security Assurance      25,000                      1,418,750
Holdings Ltd.

MBIA, Inc.                        53,100                      3,627,394

Protective Life Corp.             57,200                      2,069,925

Reliastar Financial Corp.         60,798                      2,526,917

                                                              28,032,118

SAVINGS & LOANS - 0.5%

Commercial Federal Corp.          28,800                      657,000

Richmond County Financial         41,300                      753,725
Corp.

Webster Financial Corp.           43,400                      1,261,313

                                                              2,672,038

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

SECURITIES INDUSTRY - 0.6%

E*Trade Group, Inc. (a)           87,000                     $ 3,871,500

TOTAL FINANCE                                                 55,816,001

HEALTH - 7.3%

DRUGS & PHARMACEUTICALS - 1.4%

PE Corp. (Biosystems Group)       38,100                      4,255,294

Quintiles Transnational Corp.     98,000                      3,981,250
(a)

                                                              8,236,544

MEDICAL EQUIPMENT & SUPPLIES
- 5.3%

Becton, Dickinson & Co.           46,700                      1,809,625

Biomet, Inc.                      86,200                      3,442,613

Boston Scientific Corp. (a)       15,100                      572,856

Cardinal Health, Inc.             141,000                     8,512,875

Cyberonics, Inc. (a)              51,700                      597,781

Guidant Corp.                     45,800                      2,290,000

Heartport, Inc. (a)               63,600                      198,750

Medtronic, Inc.                   60,132                      4,269,372

Millipore Corp.                   53,600                      1,788,900

Novoste Corp. (a)                 33,200                      846,600

Pall Corp.                        112,400                     2,255,025

Sybron International, Inc. (a)    197,900                     4,972,238

                                                              31,556,635

MEDICAL FACILITIES MANAGEMENT
- 0.6%

Health Management Associates,     113,275                     1,472,575
Inc. Class A (a)

Trigon Healthcare, Inc. (a)       19,100                      728,188

Wellpoint Health Networks,        15,300                      1,261,294
Inc. (a)

                                                              3,462,057

TOTAL HEALTH                                                  43,255,236

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.3%

ELECTRICAL EQUIPMENT - 1.8%

American Power Conversion         36,500                      1,421,219
Corp. (a)

Emerson Electric Co.              34,700                      2,216,463

General Electric Co.              8,700                       884,681

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT -
CONTINUED

Thomas & Betts Corp.              3,500                      $ 149,844

VWR Scientific Products Corp.     221,200                     6,331,850
(a)

                                                              11,004,057

INDUSTRIAL MACHINERY &
EQUIPMENT - 1.5%

ASM Lithography Holding N V       41,600                      1,835,600
(a)

Gorman-Rupp Co.                   43,000                      696,063

Illinois Tool Works, Inc.         16,300                      1,251,025

Kaydon Corp.                      15,800                      526,338

Manitowoc Co., Inc.               61,700                      2,097,800

PRI Automation, Inc. (a)          91,100                      2,231,950

                                                              8,638,776

TOTAL INDUSTRIAL MACHINERY &                                  19,642,833
EQUIPMENT

MEDIA & LEISURE - 11.8%

BROADCASTING - 6.6%

American Tower Corp. Class A      18,000                      405,000
(a)

AT&T Corp. (Liberty Media         19,812                      1,316,260
Group) Class A (a)

CBS Corp. (a)                     69,700                      2,909,975

Clear Channel Communications,     145,430                     9,607,496
Inc. (a)

Cox Communications, Inc.          35,800                      1,398,438
Class A (a)

Hearst-Argyle Television,         26,900                      665,775
Inc. (a)

Infinity Broadcasting Corp.       52,000                      1,329,250
Class A (a)

MediaOne Group, Inc.              19,000                      1,403,625

Nielsen Media Research, Inc.      17,700                      473,475

Sinclair Broadcast Group,         40,600                      563,325
Inc. Class A (a)

Univision Communications,         63,500                      3,766,344
Inc. Class A (a)

USA Networks, Inc. (a)            171,400                     6,856,000

Westwood One, Inc. (a)            225,300                     7,829,175

Young Broadcasting, Inc.          22,900                      930,313
Class A (a)

                                                              39,454,451

ENTERTAINMENT - 2.2%

Cinar Films, Inc. Class B         64,500                      1,531,875
(sub. vtg.) (a)

Fox Entertainment Group, Inc.     100,800                     2,570,400
(a)

Pixar (a)                         64,200                      2,535,900

Premier Parks, Inc. (a)           153,700                     5,475,563

Ticketmaster Online               33,300                      940,725
CitySearch, Inc. (a)

                                                              13,054,463

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

LEISURE DURABLES & TOYS - 1.5%

Harley-Davidson, Inc.             89,600                     $ 4,575,200

Hasbro, Inc.                      73,600                      2,106,800

Mattel, Inc.                      69,000                      1,824,188

                                                              8,506,188

PUBLISHING - 0.4%

Belo (A.H.) Corp. Class A         54,000                      1,191,375

Meredith Corp.                    36,100                      1,261,244

                                                              2,452,619

RESTAURANTS - 1.1%

Papa John's International,        62,300                      2,460,850
Inc. (a)

Starbucks Corp. (a)               113,000                     4,202,188

                                                              6,663,038

TOTAL MEDIA & LEISURE                                         70,130,759

NONDURABLES - 4.9%

BEVERAGES - 1.2%

Brown-Forman Corp. Class B        21,300                      1,420,444

Celestial Seasonings, Inc. (a)    10,500                      202,125

Coca-Cola Bottling Co.            6,700                       364,313
Consolidated

Coors (Adolph) Co. Class B        78,800                      3,743,000

Whitman Corp.                     70,000                      1,190,000

                                                              6,919,882

FOODS - 3.7%

American Italian Pasta Co.        22,600                      621,500
Class A (a)

Ben & Jerry's Homemade, Inc.      110,000                     3,086,875
Class A (a)

Dean Foods Co.                    102,400                     3,840,000

Earthgrains Co.                   140,500                     3,292,969

Flowers Industries, Inc.          108,400                     2,411,900

Interstate Bakeries Corp.         109,600                     2,397,500

Keebler Foods Co. (a)             70,200                      2,351,700

Michael Foods, Inc.               64,300                      1,511,050

Suiza Foods Corp. (a)             15,400                      564,025

Tootsie Roll Industries, Inc.     52,745                      2,185,621

                                                              22,263,140

TOTAL NONDURABLES                                             29,183,022

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - 9.3%

APPAREL STORES - 1.5%

American Eagle Outfitters,        39,600                     $ 1,616,175
Inc. (a)

Bon-Ton Stores, Inc. (a)          141,300                     891,956

Ross Stores, Inc.                 34,400                      1,580,250

TJX Companies, Inc.               136,600                     4,098,000

Wet Seal, Inc. Class A (a)        30,900                      857,475

                                                              9,043,856

DRUG STORES - 0.6%

CVS Corp.                         58,338                      2,683,548

Duane Reade, Inc. (a)             19,100                      608,813

                                                              3,292,361

GENERAL MERCHANDISE STORES -
3.5%

Ames Department Stores, Inc.      28,700                      1,176,700
(a)

Dayton Hudson Corp.               33,000                      2,079,000

Dollar General Corp.              62,500                      1,660,156

Dollar Tree Stores, Inc. (a)      127,075                     4,272,897

Family Dollar Stores, Inc.        57,600                      1,285,200

Nordstrom, Inc.                   172,700                     6,130,850

Saks, Inc. (a)                    140,998                     3,895,070

Tuesday Morning Corp. (a)         18,600                      381,300

                                                              20,881,173

GROCERY STORES - 2.6%

Kroger Co. (a)                    87,600                      5,130,075

Safeway, Inc. (a)                 94,700                      4,403,550

U.S. Foodservice (a)              133,460                     5,938,970

                                                              15,472,595

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.1%

Action Performance Companies,     20,500                      779,000
Inc. (a)

Bed Bath & Beyond, Inc. (a)       69,700                      2,382,869

Borders Group, Inc. (a)           57,900                      991,538

Office Depot, Inc. (a)            99,150                      2,069,756

Staples, Inc. (a)                 11,400                      327,750

                                                              6,550,913

TOTAL RETAIL & WHOLESALE                                      55,240,898

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

SERVICES - 3.6%

ADVERTISING - 1.8%

Getty Images, Inc. (a)            34,800                     $ 761,250

Omnicom Group, Inc.               77,500                      5,425,000

Outdoor Systems, Inc. (a)         137,800                     4,125,388

                                                              10,311,638

PRINTING - 0.1%

Schawk, Inc. Class A              59,200                      706,700

SERVICES - 1.7%

Borg-Warner Security Corp.        201,800                     3,291,863

International Telecom Data        53,300                      666,250
Systems, Inc. (a)

Pittston Co. (Brinks Group)       17,000                      484,500

Service Corp. International       285,700                     5,481,869

                                                              9,924,482

TOTAL SERVICES                                                20,942,820

TECHNOLOGY - 14.8%

COMMUNICATIONS EQUIPMENT - 0.1%

Andrew Corp. (a)                  58,700                      909,850

COMPUTER SERVICES & SOFTWARE
- 9.2%

AdForce, Inc. (a)                 28,600                      829,400

Adobe Systems, Inc.               19,000                      1,408,375

Affiliated Computer Services,     48,700                      2,112,363
Inc. Class A (a)

America Online, Inc.              9,900                       1,181,813

At Home Corp. Series A (a)        14,700                      1,863,225

Autodesk, Inc.                    27,600                      762,450

Careerbuilder, Inc.               38,300                      450,025

DST Systems, Inc. (a)             51,200                      2,764,800

Electronics for Imaging, Inc.     57,700                      2,830,906
(a)

Excite, Inc. (a)                  5,300                       704,900

Exodus Communications, Inc.       50,100                      3,757,500
(a)

GeoTel Communications Corp.       67,500                      3,746,250
(a)

Inktomi Corp. (a)                 29,600                      3,048,800

Intuit, Inc. (a)                  50,600                      4,117,575

Legato Systems, Inc. (a)          60,900                      3,334,275

Lycos, Inc. (a)                   12,600                      1,266,300

Mentor Graphics Corp. (a)         59,400                      749,925

Novell, Inc. (a)                  11,600                      272,600

Polycom, Inc. (a)                 56,200                      1,440,125

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

RealNetworks, Inc. (a)            28,000                     $ 1,984,500

Sabre Group Holdings, Inc.        26,800                      1,649,875
Class A (a)

Siebel Systems, Inc.              30,678                      1,396,808

Sportsline USA, Inc. (a)          20,400                      758,625

Synopsys, Inc. (a)                14,200                      630,125

VeriSign, Inc. (a)                26,800                      3,175,800

Veritas Software Corp. (a)        33,600                      2,965,200

Visual Networks, Inc. (a)         24,800                      731,600

Wang Laboratories, Inc. (a)       89,300                      2,584,119

Xoom.com, Inc. (a)                47,000                      2,162,000

                                                              54,680,259

COMPUTERS & OFFICE EQUIPMENT
- 1.8%

Adaptec, Inc. (a)                 28,500                      879,938

Apple Computer, Inc. (a)          29,100                      1,282,219

Comverse Technology, Inc. (a)     43,185                      2,917,687

Gateway 2000, Inc. (a)            19,100                      1,161,519

Ingram Micro, Inc. Class A (a)    58,200                      1,687,800

Lexmark International Group,      12,700                      1,728,788
Inc. Class A (a)

SCI Systems, Inc. (a)             5,600                       232,400

Symbol Technologies, Inc.         13,500                      675,000

                                                              10,565,351

ELECTRONIC INSTRUMENTS - 1.1%

Applied Materials, Inc. (a)       16,300                      895,481

KLA-Tencor Corp. (a)              20,400                      928,200

Novellus Systems, Inc. (a)        18,700                      912,794

Teradyne, Inc. (a)                40,600                      2,144,188

Waters Corp. (a)                  14,500                      1,430,063

                                                              6,310,726

ELECTRONICS - 2.6%

Altera Corp. (a)                  53,400                      1,858,988

Analog Devices, Inc. (a)          52,000                      1,998,750

Broadcom Corp. Class A (a)        28,300                      2,709,725

Conexant Systems, Inc. (a)        15,200                      589,000

Flextronics International (a)     27,000                      1,350,000

International Rectifier Corp.     85,300                      927,638
(a)

Linear Technology Corp.           63,900                      3,386,700

MIPS Technologies, Inc.           11,500                      344,281

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Uniphase Corp. (a)                13,200                     $ 1,768,800

Xilinx, Inc. (a)                  9,600                       426,600

                                                              15,360,482

TOTAL TECHNOLOGY                                              87,826,668

TRANSPORTATION - 0.1%

AIR TRANSPORTATION - 0.1%

Atlantic Coast Airlines           11,600                      203,000
Holdings (a)

SkyWest, Inc.                     11,500                      267,375

                                                              470,375

UTILITIES - 7.6%

CELLULAR - 2.3%

ALLTEL Corp.                      27,700                      1,985,744

QUALCOMM, Inc.                    95,000                      9,238,750

SkyTel Communications, Inc.       116,400                     2,364,375
(a)

                                                              13,588,869

ELECTRIC UTILITY - 3.0%

AES Corp. (a)                     68,800                      3,422,800

Calpine Corp. (a)                 46,300                      2,508,881

CMS Energy Corp.                  55,100                      2,562,150

Duke Energy Corp.                 18,000                      1,085,625

Energy East Corp.                 28,800                      799,200

Entergy Corp.                     47,400                      1,537,538

Illinova Corp.                    23,000                      625,313

IPALCO Enterprises, Inc.          89,400                      2,207,063

PG&E Corp.                        74,700                      2,521,125

Unicom Corp.                      9,700                       410,431

                                                              17,680,126

GAS - 1.2%

Enron Corp.                       36,900                      2,633,738

Ocean Energy, Inc. (a)            241,100                     2,380,863

Williams Companies, Inc.          44,100                      2,284,931

                                                              7,299,532

TELEPHONE SERVICES - 1.1%

Cincinnati Bell, Inc.             117,400                     2,839,613

COMSAT Corp. Series 1             15,000                      489,375

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

Qwest Communications              27,600                     $ 1,171,275
International, Inc. (a)

WinStar Communications, Inc.      40,600                      2,007,163
(a)

                                                              6,507,426

TOTAL UTILITIES                                               45,075,953

TOTAL COMMON STOCKS                                           565,024,621
(Cost $476,804,481)

CASH EQUIVALENTS - 4.8%



Taxable Central Cash Fund (b)     28,583,116                  28,583,116
(Cost $28,583,116)

TOTAL INVESTMENT IN                                           $ 593,607,737
SECURITIES - 100%
(Cost $505,387,597)

LEGEND

(a) Non-income producing

(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.82%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $508,117,344. Net unrealized appreciation aggregated $85,490,393, of which $111,113,538 related to appreciated investment securities and $25,623,145 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                 MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at                $ 593,607,737
value (cost $505,387,597) -
See accompanying schedule

Receivable for investments                   1,919,840
sold

Receivable for fund shares                   4,726,823
sold

Dividends receivable                         368,915

Interest receivable                          130,582

Other receivables                            90,027

 TOTAL ASSETS                                600,843,924

LIABILITIES

Payable to custodian bank       $ 421,932

Payable for investments          4,490,487
purchased

Payable for fund shares          1,646,639
redeemed

Accrued management fee           287,451

Distribution fees payable        271,110

Other payables and accrued       158,098
expenses

 TOTAL LIABILITIES                           7,275,717

NET ASSETS                                  $ 593,568,207

Net Assets consist of:

Paid in capital                             $ 467,047,838

Accumulated net investment                   (1,493,881)
(loss)

Accumulated undistributed net                39,794,110
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                  88,220,140
(depreciation) on investments

NET ASSETS                                  $ 593,568,207

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                  MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $15.26
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($15,734,038 (divided by)
1,031,330 shares)

Maximum offering price per         $16.19
share (100/94.25 of $15.26)

CLASS T: NET ASSET VALUE and       $15.34
redemption price per share
($423,588,413 (divided by)
27,618,035 shares)

Maximum offering price per         $15.90
share (100/96.50 of $15.34)

CLASS B: NET ASSET VALUE and       $15.14
offering price per share
($89,538,731 (divided by)
5,913,765 shares) A

CLASS C: NET ASSET VALUE and       $15.18
offering price per share
($21,317,058 (divided by)
1,404,482 shares) A

INSTITUTIONAL CLASS: NET           $15.37
ASSET VALUE, offering price
and redemption price   per
share ($43,389,967 (divided
by) 2,823,131 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                 SIX MONTHS ENDED MAY 31,
                                         1999 (UNAUDITED)

INVESTMENT INCOME                             $ 1,680,958
Dividends

Interest                                       699,122

 TOTAL INCOME                                  2,380,080

EXPENSES

Management fee                   $ 1,603,037

Transfer agent fees               614,479

Distribution fees                 1,509,772

Accounting fees and expenses      127,109

Non-interested trustees'          865
compensation

Custodian fees and expenses       24,636

Registration fees                 41,472

Audit                             14,345

 Total expenses before            3,935,715
reductions

 Expense reductions               (61,754)     3,873,961

NET INVESTMENT INCOME (LOSS)                   (1,493,881)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            42,999,813

 Foreign currency transactions    4,925        43,004,738

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            33,798,203

 Assets and liabilities in        273          33,798,476
foreign currencies

NET GAIN (LOSS)                                76,803,214

NET INCREASE (DECREASE) IN                    $ 75,309,333
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,493,881)                  $ (2,650,445)
income (loss)

 Net realized gain (loss)       43,004,738                     21,447,832

 Change in net unrealized       33,798,476                     16,594,090
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     75,309,333                     35,391,477
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (15,557,622)                   (43,421,664)
from net realized gains

Share transactions - net        25,980,136                     94,908,223
increase (decrease)

  TOTAL INCREASE (DECREASE)     85,731,847                     86,878,036
IN NET ASSETS

NET ASSETS

 Beginning of period            507,836,360                    420,958,324

 End of period (including      $ 593,568,207                  $ 507,836,360
accumulated net investment
loss of $1,493,881 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.71                        $ 14.04                   $ 11.70   $ 10.74
period

Income from Investment
Operations

Net investment income (loss) D    (.02)                          (.05)                     (.09)     (.01)

Net realized and unrealized       2.03                           1.17                      2.64      .97
gain (loss)

Total from investment             2.01                           1.12                      2.55      .96
operations

Less Distributions

From net realized gain            (.46)                          (1.45)                    (.21)     -

Net asset value, end of period   $ 15.26                        $ 13.71                   $ 14.04   $ 11.70

TOTAL RETURN B, C                 15.14%                         9.07%                     22.24%    8.94%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 15,734                       $ 11,340                  $ 4,670   $ 1,239
(000 omitted)

Ratio of expenses to average      1.19% A                        1.30%                     1.62% F   1.56% A, F
net assets

Ratio of expenses to average      1.17% A, G                     1.27% G                   1.58% G   1.56% A
net   assets after expense
reductions

Ratio of net investment           (.29)% A                       (.36)%                    (.71)%    (.33)% A
income (loss) to   average
net assets

Portfolio turnover                124% A                         139%                      208%      101% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS T

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997       1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.75                        $ 14.09                   $ 11.70    $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.04)                          (.07)                     (.07)      (.03)

Net realized and unrealized       2.05                           1.17                      2.64       1.73
gain (loss)

Total from investment             2.01                           1.10                      2.57       1.70
operations

Less Distributions

From net realized gain            (.42)                          (1.44)                    (.18)      -

Net asset value, end of period   $ 15.34                        $ 13.75                   $ 14.09    $ 11.70

TOTAL RETURN B, C                 15.05%                         8.87%                     22.35%     17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 423,588                      $ 367,035                 $ 326,642  $ 187,040
(000 omitted)

Ratio of expenses to average      1.41% A                        1.42%                     1.48%      1.60% A
net assets

Ratio of expenses to average      1.38% A, F                     1.39% F                   1.44% F    1.60% A
net assets after expense
reductions

Ratio of net investment           (.50)% A                       (.51)%                    (.53)%     (.37)% A
income (loss) to average net
assets

Portfolio turnover                124% A                         139%                      208%       101% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS B

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.58                        $ 13.94                   $ 11.61   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.14)                     (.14)     (.10)

Net realized and unrealized       2.02                           1.17                      2.62      1.71
gain (loss)

Total from investment             1.95                           1.03                      2.48      1.61
operations

Less Distributions

From net realized gain            (.39)                          (1.39)                    (.15)     -

Net asset value, end of period   $ 15.14                        $ 13.58                   $ 13.94   $ 11.61

TOTAL RETURN B, C                 14.76%                         8.38%                     21.67%    16.10%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 89,539                       $ 82,317                  $ 58,758  $ 32,727
(000 omitted)

Ratio of expenses to average      1.93% A                        1.94%                     2.03%     2.38% A
net assets

Ratio of expenses to average      1.91% A, F                     1.91% F                   1.98% F   2.37% A, F
net assets after expense
reductions

Ratio of net investment           (1.03)% A                      (1.02)%                   (1.08)%   (1.14)% A
income (loss) to average net
assets

Portfolio turnover                124% A                         139%                      208%      101% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS C

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.64                        $ 14.08                   $ 14.16
period

Income from Investment
Operations

Net investment income (loss) D    (.07)                          (.15)                     (.01)

Net realized and unrealized       2.02                           1.15                      (.07)
gain (loss)

Total from investment             1.95                           1.00                      (.08)
operations

Less Distributions

From net realized gain            (.41)                          (1.44)                    -

Net asset value, end of period   $ 15.18                        $ 13.64                   $ 14.08

TOTAL RETURN B, C                 14.71%                         8.09%                     (.56)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 21,317                       $ 12,593                  $ 345
(000 omitted)

Ratio of expenses to average      1.94% A                        2.15% F                   2.50% A, F
net assets

Ratio of expenses to average      1.92% A, G                     2.11% G                   2.40% A, G
net assets after  expense
reductions

Ratio of net investment           (1.04)% A                      (1.16)%                   (1.07)% A
income (loss) to average
net assets

Portfolio turnover                124% A                         139%                      208% A


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 13.82                        $ 14.12                   $ 11.70   $ 10.00
period

Income from Investment
Operations

Net investment income (loss) D    .00                            .01                       .01       (.02)

Net realized and unrealized       2.04                           1.18                      2.63      1.72
gain (loss)

Total from investment             2.04                           1.19                      2.64      1.70
operations

Less Distributions

From net realized gain            (.49)                          (1.49)                    (.22)     -

Net asset value, end of period   $ 15.37                        $ 13.82                   $ 14.12   $ 11.70

TOTAL RETURN B, C                 15.27%                         9.60%                     23.04%    17.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 43,390                       $ 34,551                  $ 30,542  $ 3,600
(000 omitted)

Ratio of expenses to average      .87% A                         .87%                      .91%      1.50% A, F
net assets

Ratio of expenses to average      .84% A, G                      .84% G                    .84% G    1.50% A
net assets after expense
reductions

Ratio of net investment           .04% A                         .04%                      .08%      (.27)% A
income (loss) to average net
assets

Portfolio turnover                124% A                         139%                      208%      101% A


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.

F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $334,646,522 and $318,239,982, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .59% of average net assets

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 16,655     $ 27

CLASS T    985,122      25,726

CLASS B    425,716      319,815

CLASS C    82,279       62,628

          $ 1,509,772  $ 408,196


SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD - CONTINUED

of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 54,455     $ 21,402

CLASS T    174,402      62,868

CLASS B    169,807      169,807  *

CLASS C    4,441        4,441  *

          $ 403,105    $ 258,518

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS
COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC :

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 17,040   .26 *

CLASS T                 436,884   .23 *

CLASS B                 101,270   .24 *

CLASS C                 20,675    .26 *

INSTITUTIONAL CLASS     38,610    .20 *

                       $ 614,479

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $34,502 for the period.

5. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $61,277 under this arrangement.

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $477 under this arrangement.

6. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998



FROM NET REALIZED GAIN

Class A                 $ 380,123                      $ 509,696

Class T                  11,172,328                     33,726,237

Class B                  2,365,092                      5,942,258

Class C                  389,625                        66,029

Institutional Class      1,250,454                      3,177,444

Total                   $ 15,557,622                   $ 43,421,664


7. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold                                        605,274                 $ 4,775,206
                                 326,922

Reinvestment of distributions    27,137                    38,750                   362,550

Shares redeemed                  (149,882)                 (149,559)                (2,163,803)

Net increase (decrease)          204,177                   494,465                 $ 2,973,953

CLASS T Shares sold              8,533,759                 11,223,902              $ 125,917,307

Reinvestment of distributions    782,801                   2,565,624                10,520,812

Shares redeemed                  (8,389,356)               (10,288,334)             (122,871,448)

Net increase (decrease)          927,204                   3,501,192               $ 13,566,671

CLASS B Shares sold              1,055,579                 2,302,521               $ 15,131,661

Reinvestment of distributions    148,162                   425,511                  1,970,339

Shares redeemed                  (1,349,975)               (882,420)                (19,170,817)

Net increase (decrease)          (146,234)                 1,845,612               $ (2,068,817)

CLASS C Shares sold              864,038                   981,412                 $ 12,554,486

Reinvestment of distributions    26,885                    4,909                    358,373

Shares redeemed                  (409,947)                 (87,336)                 (5,946,740)

Net increase (decrease)          480,976                   898,985                 $ 6,966,119

INSTITUTIONAL CLASS Shares       668,785                   1,778,897               $ 9,711,774
sold

Reinvestment of distributions    85,211                    239,320                  1,145,239

Shares redeemed                  (431,364)                 (1,680,567)              (6,314,803)

Net increase (decrease)          322,632                   337,650                 $ 4,542,210





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 8,283,209


Reinvestment of distributions    480,632

Shares redeemed                  (2,024,735)

Net increase (decrease)         $ 6,739,106

CLASS T Shares sold             $ 153,194,207

Reinvestment of distributions    31,975,856

Shares redeemed                  (139,358,688)

Net increase (decrease)         $ 45,811,375

CLASS B Shares sold             $ 31,321,307

Reinvestment of distributions    5,260,655

Shares redeemed                  (11,531,684)

Net increase (decrease)         $ 25,050,278

CLASS C Shares sold             $ 13,382,594

Reinvestment of distributions    61,138

Shares redeemed                  (1,098,482)

Net increase (decrease)         $ 12,345,250

INSTITUTIONAL CLASS Shares      $ 24,392,821
sold

Reinvestment of distributions    2,980,284

Shares redeemed                  (22,410,891)

Net increase (decrease)         $ 4,962,214


8. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Mid Cap Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.)
Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Katherine Collins, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant  SM
Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Fund

MCI-SANN-0799  80260
1.704678.101

(Fidelity logo graphic)(registered trademark)



FIDELITY ADVISOR
VALUE STRATEGIES
FUND - CLASS A, CLASS T AND CLASS B
(FORMERLY FIDELITY ADVISOR
STRATEGIC OPPORTUNITIES FUND)

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on stock market
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             12  The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    15  A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           16  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  23  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 32  Notes to the financial
                          statements.

PROXY VOTING RESULTS  40

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR VALUE STRATEGIES FUND - CLASS A

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past one year, five years and 10 years total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES   15.20%         7.34%        92.63%        221.24%
- CL A

FIDELITY ADV VALUE STRATEGIES   8.58%          1.17%        81.55%        202.77%
- CL A  (INCL. 5.75% SALES
CHARGE)

Russell Midcap Value            9.74%          4.77%        141.92%       306.92%

S&P 500 (registered trademark)  12.61%         21.03%       215.95%       426.65%

Capital Appreciation Funds      17.09%         17.54%       137.43%       279.60%
Average


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations, and the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  7.34%        14.01%        12.38%
- CL A

FIDELITY ADV VALUE STRATEGIES  1.17%        12.67%        11.71%
- CL A  (INCL. 5.75% SALES
CHARGE)

Russell Midcap Value           4.77%        19.32%        15.07%

S&P 500                        21.03%       25.87%        18.07%

Capital Appreciation Funds     17.54%       17.20%        12.89%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Strategic Opp -CL A      Russell Midcap Value
             00266                       RS013
  1989/05/31       9425.00                    10000.00
  1989/06/30       9498.63                    10036.80
  1989/07/31      10150.81                    10675.53
  1989/08/31      10282.30                    10993.71
  1989/09/30      10282.30                    10825.12
  1989/10/31      10113.99                    10272.47
  1989/11/30      10387.49                    10340.14
  1989/12/31      10712.01                    10463.02
  1990/01/31      10003.65                     9720.41
  1990/02/28      10057.72                     9915.11
  1990/03/31      10057.72                    10029.68
  1990/04/30       9646.76                     9482.37
  1990/05/31       9960.39                    10250.50
  1990/06/30      10057.72                    10031.46
  1990/07/31      10084.76                     9747.71
  1990/08/31       9376.39                     8758.76
  1990/09/30       9306.09                     8071.35
  1990/10/31       9300.69                     7744.87
  1990/11/30       9711.65                     8431.68
  1990/12/31       9943.93                     8780.72
  1991/01/31      10265.25                     9329.22
  1991/02/28      10879.70                    10074.20
  1991/03/31      11223.57                    10410.19
  1991/04/30      11375.77                    10592.43
  1991/05/31      11781.65                    11070.88
  1991/06/30      11409.59                    10629.23
  1991/07/31      11753.46                    11140.92
  1991/08/31      12007.13                    11464.44
  1991/09/30      12052.23                    11362.34
  1991/10/31      11809.83                    11580.79
  1991/11/30      11522.34                    11037.64
  1991/12/31      12238.92                    12110.29
  1992/01/31      12258.78                    12421.94
  1992/02/29      12497.07                    12885.55
  1992/03/31      12179.35                    12689.66
  1992/04/30      12411.02                    13013.77
  1992/05/31      12814.79                    13134.28
  1992/06/30      12814.79                    13032.77
  1992/07/31      13211.94                    13555.15
  1992/08/31      12980.27                    13159.21
  1992/09/30      12927.32                    13422.18
  1992/10/31      13033.23                    13702.36
  1992/11/30      13589.24                    14279.95
  1992/12/31      13814.38                    14735.84
  1993/01/31      14075.44                    15108.63
  1993/02/28      14474.28                    15435.12
  1993/03/31      14923.88                    15971.15
  1993/04/30      14626.56                    15689.78
  1993/05/31      14967.39                    16043.57
  1993/06/30      15090.67                    16377.18
  1993/07/31      15409.74                    16557.05
  1993/08/31      16374.21                    17121.57
  1993/09/30      16330.70                    17077.05
  1993/10/31      16845.56                    16883.53
  1993/11/30      16134.90                    16492.94
  1993/12/31      16637.51                    17037.87

  1994/01/31      16781.49                    17534.13
  1994/02/28      16181.58                    17222.49
  1994/03/31      15557.67                    16555.27
  1994/04/30      15685.65                    16799.24
  1994/05/31      15717.65                    16820.61
  1994/06/30      15717.65                    16511.34
  1994/07/31      16093.59                    17171.44
  1994/08/31      16189.58                    17808.98
  1994/09/30      15965.61                    17252.17
  1994/10/31      15797.63                    17236.73
  1994/11/30      15309.71                    16476.31
  1994/12/31      15444.65                    16675.18
  1995/01/31      16130.16                    17145.91
  1995/02/28      16543.11                    18011.40
  1995/03/31      16700.04                    18349.76
  1995/04/30      17063.44                    18737.98
  1995/05/31      17509.44                    19491.27
  1995/06/30      18426.21                    19940.64
  1995/07/31      19045.64                    20635.76
  1995/08/31      19590.75                    21040.01
  1995/09/30      20259.74                    21522.62
  1995/10/31      20185.41                    21102.93
  1995/11/30      20722.25                    22256.92
  1995/12/31      21338.18                    22500.30
  1996/01/31      21346.76                    23047.61
  1996/02/29      20921.88                    23266.65
  1996/03/31      20224.20                    23757.57
  1996/04/30      20756.18                    23959.40
  1996/05/31      21366.66                    24187.94
  1996/06/30      21340.50                    24214.06
  1996/07/31      19875.35                    23062.45
  1996/08/31      20625.37                    24029.44
  1996/09/30      21340.50                    24911.55
  1996/10/31      20948.05                    25567.49
  1996/11/30      21680.62                    27172.03
  1996/12/31      21665.62                    27058.65
  1997/01/31      22483.73                    27908.70
  1997/02/28      22177.14                    28381.56
  1997/03/31      20757.32                    27519.50
  1997/04/30      20867.31                    28213.52
  1997/05/31      23586.96                    29876.63
  1997/06/30      24456.84                    30985.62
  1997/07/31      25556.70                    33286.24
  1997/08/31      25966.65                    32897.43
  1997/09/30      28856.28                    34937.78
  1997/10/31      27516.45                    33875.79
  1997/11/30      27506.45                    35018.89
  1997/12/31      27281.96                    36358.67
  1998/01/31      27513.51                    35652.28
  1998/02/28      30098.74                    38034.32
  1998/03/31      30956.82                    39992.34
  1998/04/30      30032.74                    39769.27
  1998/05/31      28206.57                    38840.41
  1998/06/30      28382.59                    38964.27
  1998/07/31      27436.50                    36988.70
  1998/08/31      21770.99                    31787.57
  1998/09/30      23289.12                    33642.41
  1998/10/31      24367.22                    35821.23
  1998/11/30      26281.40                    37079.83
  1998/12/31      27469.25                    38206.86
  1999/01/31      27527.79                    37316.46
  1999/02/28      25864.34                    36495.77
  1999/03/31      25852.79                    37017.05
  1999/04/30      28994.86                    40523.14
  1999/05/28      30277.10                    40692.29
IMATRL PRASUN   SHR__CHT 19990531 19990616 103256 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class A on May 31, 1989, and the current 5.75% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $30,277 - a 202.77% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,692 - a 306.92% increase. Beginning with this report, the fund will compare its performance to that of the Russell Midcap Value Index rather than the Standard & Poor's 500 Index. The Russell Midcap Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR VALUE STRATEGIES FUND - CLASS T

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class T shares bear a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past five years and 10 years total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  15.15%         7.23%        92.92%        221.72%
- CL T

FIDELITY ADV VALUE STRATEGIES  11.12%         3.48%        86.17%        210.46%
- CL T  (INCL. 3.50% SALES
CHARGE)

Russell Midcap Value           9.74%          4.77%        141.92%       306.92%

S&P 500                        12.61%         21.03%       215.95%       426.65%

Capital Appreciation Funds     17.09%         17.54%       137.43%       279.60%
Average


CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations, and the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  7.23%        14.04%        12.40%
- CL T

FIDELITY ADV VALUE STRATEGIES  3.48%        13.23%        12.00%
- CL T  (INCL. 3.50% SALES
CHARGE)

Russell Midcap Value           4.77%        19.32%        15.07%

S&P 500                        21.03%       25.87%        18.07%

Capital Appreciation Funds     17.54%       17.20%        12.89%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Strategic Opp -CL T      Russell Midcap Value
             00174                       RS013
  1989/05/31       9650.00                    10000.00
  1989/06/30       9725.39                    10036.80
  1989/07/31      10393.14                    10675.53
  1989/08/31      10527.76                    10993.71
  1989/09/30      10527.76                    10825.12
  1989/10/31      10355.44                    10272.47
  1989/11/30      10635.46                    10340.14
  1989/12/31      10967.74                    10463.02
  1990/01/31      10242.46                     9720.41
  1990/02/28      10297.82                     9915.11
  1990/03/31      10297.82                    10029.68
  1990/04/30       9877.05                     9482.37
  1990/05/31      10198.17                    10250.50
  1990/06/30      10297.82                    10031.46
  1990/07/31      10325.51                     9747.71
  1990/08/31       9600.23                     8758.76
  1990/09/30       9528.26                     8071.35
  1990/10/31       9522.72                     7744.87
  1990/11/30       9943.49                     8431.68
  1990/12/31      10181.32                     8780.72
  1991/01/31      10510.31                     9329.22
  1991/02/28      11139.43                    10074.20
  1991/03/31      11491.50                    10410.19
  1991/04/30      11647.34                    10592.43
  1991/05/31      12062.91                    11070.88
  1991/06/30      11681.97                    10629.23
  1991/07/31      12034.05                    11140.92
  1991/08/31      12293.77                    11464.44
  1991/09/30      12339.95                    11362.34
  1991/10/31      12091.76                    11580.79
  1991/11/30      11797.41                    11037.64
  1991/12/31      12531.10                    12110.29
  1992/01/31      12551.43                    12421.94
  1992/02/29      12795.41                    12885.55
  1992/03/31      12470.10                    12689.66
  1992/04/30      12707.30                    13013.77
  1992/05/31      13120.72                    13134.28
  1992/06/30      13120.72                    13032.77
  1992/07/31      13527.35                    13555.15
  1992/08/31      13290.15                    13159.21
  1992/09/30      13235.93                    13422.18
  1992/10/31      13344.36                    13702.36
  1992/11/30      13913.65                    14279.95
  1992/12/31      14144.16                    14735.84
  1993/01/31      14411.46                    15108.63
  1993/02/28      14819.82                    15435.12
  1993/03/31      15280.15                    15971.15
  1993/04/30      14975.74                    15689.78
  1993/05/31      15324.70                    16043.57
  1993/06/30      15450.92                    16377.18
  1993/07/31      15777.61                    16557.05
  1993/08/31      16765.10                    17121.57
  1993/09/30      16720.56                    17077.05
  1993/10/31      17247.71                    16883.53
  1993/11/30      16520.09                    16492.94
  1993/12/31      17034.69                    17037.87
  1994/01/31      17182.11                    17534.13
  1994/02/28      16567.87                    17222.49
  1994/03/31      15929.07                    16555.27
  1994/04/30      16060.11                    16799.24
  1994/05/31      16092.87                    16820.61
  1994/06/30      16092.87                    16511.34
  1994/07/31      16477.79                    17171.44
  1994/08/31      16576.06                    17808.98
  1994/09/30      16346.75                    17252.17
  1994/10/31      16174.77                    17236.73
  1994/11/30      15675.19                    16476.31
  1994/12/31      15813.35                    16675.18
  1995/01/31      16515.23                    17145.91
  1995/02/28      16938.04                    18011.40
  1995/03/31      17098.71                    18349.76
  1995/04/30      17470.79                    18737.98
  1995/05/31      17927.43                    19491.27
  1995/06/30      18866.09                    19940.64
  1995/07/31      19500.31                    20635.76
  1995/08/31      20058.43                    21040.01
  1995/09/30      20743.40                    21522.62
  1995/10/31      20667.29                    21102.93
  1995/11/30      21216.95                    22256.92
  1995/12/31      21847.58                    22500.30
  1996/01/31      21856.36                    23047.61
  1996/02/29      21421.35                    23266.65
  1996/03/31      20707.00                    23757.57
  1996/04/30      21251.69                    23959.40
  1996/05/31      21876.74                    24187.94
  1996/06/30      21849.95                    24214.06
  1996/07/31      20349.83                    23062.45
  1996/08/31      21117.75                    24029.44
  1996/09/30      21841.02                    24911.55
  1996/10/31      21448.13                    25567.49
  1996/11/30      22207.12                    27172.03
  1996/12/31      22181.10                    27058.65
  1997/01/31      23012.03                    27908.70
  1997/02/28      22710.85                    28381.56
  1997/03/31      21259.06                    27519.50
  1997/04/30      21370.74                    28213.52
  1997/05/31      24152.49                    29876.63
  1997/06/30      25056.05                    30985.62
  1997/07/31      26193.11                    33286.24
  1997/08/31      26609.36                    32897.43
  1997/09/30      29584.01                    34937.78
  1997/10/31      28213.44                    33875.79
  1997/11/30      28203.28                    35018.89
  1997/12/31      27950.77                    36358.67
  1998/01/31      28196.09                    35652.28
  1998/02/28      30866.60                    38034.32
  1998/03/31      31756.77                    39992.34
  1998/04/30      30822.09                    39769.27
  1998/05/31      28952.74                    38840.41
  1998/06/30      29130.77                    38964.27
  1998/07/31      28162.71                    36988.70
  1998/08/31      22332.11                    31787.57
  1998/09/30      23889.90                    33642.41
  1998/10/31      25013.74                    35821.23
  1998/11/30      26960.99                    37079.83
  1998/12/31      28184.87                    38206.86
  1999/01/31      28232.20                    37316.46
  1999/02/28      26527.53                    36495.77
  1999/03/31      26504.17                    37017.05
  1999/04/30      29726.71                    40523.14
  1999/05/28      31046.08                    40692.29
IMATRL PRASUN   SHR__CHT 19990531 19990616 104754 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class T on May 31, 1989, and the current 3.50% sales charge was paid. As the chart shows, by May 31, 1999, the value of the investment would have grown to $31,046 - a 210.46% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,692 - a 306.92% increase. Beginning with this report, the fund will compare its performance to that of the Russell Midcap Value Index rather than the Standard & Poor's 500 Index. The Russell Midcap Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FIDELITY ADVISOR VALUE STRATEGIES FUND - CLASS B

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1 fee that is reflected in returns after June 30, 1994. Returns prior to June 30, 1994 are those of Class T, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  14.85%         6.62%        88.23%        213.90%
- CL B

FIDELITY ADV VALUE STRATEGIES  9.85%          1.62%        86.23%        213.90%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell Midcap Value           9.74%          4.77%        141.92%       306.92%

S&P 500                        12.61%         21.03%       215.95%       426.65%

Capital Appreciation Funds     17.09%         17.54%       137.43%       279.60%
Average


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations, and the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  6.62%        13.48%        12.12%
- CL B

FIDELITY ADV VALUE STRATEGIES  1.62%        13.24%        12.12%
- CL B  (INCL. CONTINGENT
DEFERRED SALES CHARGE)

Russell Midcap Value           4.77%        19.32%        15.07%

S&P 500                        21.03%       25.87%        18.07%

Capital Appreciation Funds     17.54%       17.20%        12.89%
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

$10,000 OVER 10 YEARS

             FA Strategic Opp -CL B      Russell Midcap Value
             00608                       RS013
  1989/05/31      10000.00                    10000.00
  1989/06/30      10078.13                    10036.80
  1989/07/31      10770.09                    10675.53
  1989/08/31      10909.60                    10993.71
  1989/09/30      10909.60                    10825.12
  1989/10/31      10731.03                    10272.47
  1989/11/30      11021.21                    10340.14
  1989/12/31      11365.53                    10463.02
  1990/01/31      10613.95                     9720.41
  1990/02/28      10671.32                     9915.11
  1990/03/31      10671.32                    10029.68
  1990/04/30      10235.29                     9482.37
  1990/05/31      10568.05                    10250.50
  1990/06/30      10671.32                    10031.46
  1990/07/31      10700.01                     9747.71
  1990/08/31       9948.42                     8758.76
  1990/09/30       9873.84                     8071.35
  1990/10/31       9868.10                     7744.87
  1990/11/30      10304.14                     8431.68
  1990/12/31      10550.59                     8780.72
  1991/01/31      10891.51                     9329.22
  1991/02/28      11543.45                    10074.20
  1991/03/31      11908.30                    10410.19
  1991/04/30      12069.78                    10592.43
  1991/05/31      12500.42                    11070.88
  1991/06/30      12105.67                    10629.23
  1991/07/31      12470.51                    11140.92
  1991/08/31      12739.66                    11464.44
  1991/09/30      12787.51                    11362.34
  1991/10/31      12530.33                    11580.79
  1991/11/30      12225.29                    11037.64
  1991/12/31      12985.59                    12110.29
  1992/01/31      13006.66                    12421.94
  1992/02/29      13259.49                    12885.55
  1992/03/31      12922.39                    12689.66
  1992/04/30      13168.19                    13013.77
  1992/05/31      13596.60                    13134.28
  1992/06/30      13596.60                    13032.77
  1992/07/31      14017.98                    13555.15
  1992/08/31      13772.17                    13159.21
  1992/09/30      13715.99                    13422.18
  1992/10/31      13828.36                    13702.36
  1992/11/30      14418.29                    14279.95
  1992/12/31      14657.17                    14735.84
  1993/01/31      14934.15                    15108.63
  1993/02/28      15357.32                    15435.12
  1993/03/31      15834.35                    15971.15
  1993/04/30      15518.90                    15689.78
  1993/05/31      15880.52                    16043.57
  1993/06/30      16011.32                    16377.18
  1993/07/31      16349.86                    16557.05
  1993/08/31      17373.16                    17121.57
  1993/09/30      17327.00                    17077.05
  1993/10/31      17873.28                    16883.53
  1993/11/30      17119.26                    16492.94
  1993/12/31      17652.53                    17037.87
  1994/01/31      17805.29                    17534.13
  1994/02/28      17168.78                    17222.49
  1994/03/31      16506.81                    16555.27
  1994/04/30      16642.60                    16799.24
  1994/05/31      16676.55                    16820.61
  1994/06/30      16676.55                    16511.34
  1994/07/31      17092.40                    17171.44
  1994/08/31      17185.76                    17808.98
  1994/09/30      16956.61                    17252.17
  1994/10/31      16761.42                    17236.73
  1994/11/30      16226.75                    16476.31
  1994/12/31      16378.84                    16675.18
  1995/01/31      17075.63                    17145.91
  1995/02/28      17507.81                    18011.40
  1995/03/31      17666.57                    18349.76
  1995/04/30      18045.83                    18737.98
  1995/05/31      18513.30                    19491.27
  1995/06/30      19483.50                    19940.64
  1995/07/31      20127.37                    20635.76
  1995/08/31      20683.03                    21040.01
  1995/09/30      21379.82                    21522.62
  1995/10/31      21300.43                    21102.93
  1995/11/30      21856.10                    22256.92
  1995/12/31      22495.90                    22500.30
  1996/01/31      22495.90                    23047.61
  1996/02/29      22042.07                    23266.65
  1996/03/31      21287.46                    23757.57
  1996/04/30      21846.43                    23959.40
  1996/05/31      22479.93                    24187.94
  1996/06/30      22433.35                    24214.06
  1996/07/31      20886.87                    23062.45
  1996/08/31      21669.43                    24029.44
  1996/09/30      22405.40                    24911.55
  1996/10/31      21995.49                    25567.49
  1996/11/30      22759.42                    27172.03
  1996/12/31      22721.27                    27058.65
  1997/01/31      23564.68                    27908.70
  1997/02/28      23240.93                    28381.56
  1997/03/31      21741.51                    27519.50
  1997/04/30      21847.10                    28213.52
  1997/05/31      24687.55                    29876.63
  1997/06/30      25595.64                    30985.62
  1997/07/31      26746.60                    33286.24
  1997/08/31      27158.41                    32897.43
  1997/09/30      30178.36                    34937.78
  1997/10/31      28763.42                    33875.79
  1997/11/30      28752.86                    35018.89
  1997/12/31      28507.58                    36358.67
  1998/01/31      28727.34                    35652.28
  1998/02/28      31438.56                    38034.32
  1998/03/31      32326.91                    39992.34
  1998/04/30      31357.80                    39769.27
  1998/05/31      29442.64                    38840.41
  1998/06/30      29604.16                    38964.27
  1998/07/31      28611.97                    36988.70
  1998/08/31      22681.91                    31787.57
  1998/09/30      24250.95                    33642.41
  1998/10/31      25370.05                    35821.23
  1998/11/30      27331.35                    37079.83
  1998/12/31      28565.51                    38206.86
  1999/01/31      28602.92                    37316.46
  1999/02/28      26857.65                    36495.77
  1999/03/31      26821.29                    37017.05
  1999/04/30      30081.54                    40523.14
  1999/05/28      31390.49                    40692.29
IMATRL PRASUN   SHR__CHT 19990531 19990616 104418 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Class B on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $31,390 - a 213.90% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,692 - a 306.92% increase. Beginning with this report, the fund will compare its performance to that of the Russell Midcap Value Index rather than the Standard & Poor's 500 Index. The Russell Midcap Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Harris Leviton)

An interview with Harris Leviton, Portfolio Manager of Fidelity
Advisor Value Strategies Fund

Q. HOW DID THE FUND PERFORM, HARRIS?

A. The fund showed a dramatic improvement during the past six months. For the six months that ended May 31, 1999, the fund's Class A, Class T and Class B shares returned 15.20%, 15.15% and 14.85%, respectively, outperforming the fund's new benchmark, the Russell Midcap Value Index, and the Standard & Poor's 500 Index, which returned 9.74% and 12.61%, respectively. During the same period, the capital appreciation funds average tracked by Lipper Inc. returned 17.09%. For the 12-month period that ended May 31, 1999, the fund's Class A, Class T and Class B shares returned 7.34%, 7.23% and 6.62%, respectively, while the S&P 500, Lipper group and Russell index returned 21.03%, 17.54% and 4.77%, respectively.

Q. WHAT FACTORS HELPED THE FUND OUTPERFORM THE S&P 500 AND THE RUSSELL INDEX OVER THE PAST SIX MONTHS?

A. Primarily, I held true to my convictions that market breadth would expand and small-cap value stocks would come back into favor. While the rotation into cyclical stocks was more dramatic, momentum in the small-cap and value sectors improved markedly. The Russell 2000 Index
- a measure of small-cap stock performance - dramatically outperformed the large-cap oriented S&P 500 index during the past three months. Fund performance received further support from strong results in the recovering energy sector and solid stock selection in the industrial machinery and the media and leisure sectors.

Q. WHAT CAUSED THE FUND TO LAG THE LIPPER GROUP?

A. Most likely, the Lipper group benefited from the strong rotation into cyclical stocks and continued strength in the technology sector. In addition, unlike myself, many fund managers jumped on the Internet bandwagon, which boosted returns during the period.

Q. WHY DIDN'T YOU TAKE ADVANTAGE OF THE HYPE IN THE INTERNET SECTOR?

A. My focus is on undervalued assets, which can include companies with low price-to-book ratios or significant hidden assets, companies with either current high free cash flow or that offer the potential for improving cash flow generation, and companies with strong balance sheets, favorable debt/equity ratios and high returns on assets. While I think the Internet offers some compelling growth stories, I have not found many companies in this sector that meet my investment criteria.

Q. WHICH STOCKS DID MEET YOUR INVESTMENT CRITERIA?

A. The fund benefited from investments in the media and leisure sector, led by WMS Industries and Foodmaker, Inc., and the industrial machinery sector, represented by Case Corp., which was acquired at a substantial premium during the period. These companies posted strong results due to improving business fundamentals and growing market shares. Last but not least, the force was with the toy industry as the fund's holdings in Consolidated Stores benefited from the Star Wars merchandising craze, as well as a turnaround in some of its other businesses.

Q. WHICH HOLDINGS WERE DISAPPOINTMENTS?

A. Unlike many large-cap stocks that held up fairly well even after missing earnings estimates, the market was not kind to its smaller-cap brethren that missed their estimates. A good example was Cable Design Technology, a leading manufacturer of advanced electronic data transmission cables. Another disappointment for the fund was Maxwell Shoe, which saw its stock price halved following concerns over a major licensing agreement.

Q. WHAT'S YOUR OUTLOOK FOR THE MARKET?

A. The recent broadening out of market leadership and signs that the global economy is recovering are developments that could continue to benefit the types of stocks I focus on. As the market becomes increasingly convinced that global economic strength and the threat of inflation are on the horizon, the shift into cyclical and value-oriented companies should continue. Beyond the changing global environment and inflation fears, there is a compelling argument to suggest that interest rates may increase, which is especially bad for richly valued large-cap growth stocks. As a result, I'll continue to choose value stocks that offer solid earnings growth and compelling business prospects. These companies could outperform the broader market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks capital
appreciation

START DATE: December 31,
1983

SIZE: as of May 31, 1999,
more than $557 million

MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986
(checkmark)

HARRIS LEVITON ON THE FUND'S
RECENT NAME AND BENCHMARK
CHANGE AND CHANGES TO
CERTAIN FUNDAMENTAL
INVESTMENT POLICIES:

"At the fund's June 16, 1999 meeting,
shareholders approved changes to
the fund's investment policies that
will reduce its emphasis on "special
situations" and increase its focus on
medium-sized companies that may
be undervalued in the marketplace.
The fund's new benchmark, the
Russell Midcap Value Index, reflects
the performance of medium-sized
U.S. companies with price
characteristics that suggest they
may be undervalued by the market.

"Changing the investment policies
and renaming it to Fidelity Advisor
Value Strategies Fund more clearly
define the portfolio as a value fund
that focuses on medium-sized
companies. I think it's important
to point out, however, that the
fund's investment objective of
capital appreciation has not
changed. My focus will continue to
be on undervalued assets or stocks
that appear inexpensive relative to
their earnings or growth potential."

INVESTMENT CHANGES

TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Foodmaker, Inc.                 5.0                      3.8

WMS Industries, Inc.            4.6                      2.4

AFC Cable Systems, Inc.         3.9                      4.1

Case Corp.                      3.7                      0.7

Cable Design Technology Corp.   3.6                      4.3

USG Corp.                       2.6                      3.0

Midway Games, Inc.              2.5                      2.3

Corn Products International,    2.5                      2.2
Inc.

Whole Foods Market, Inc.        2.4                      4.0

Hasbro, Inc.                    2.3                      0.0

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 14.3                     13.3

BASIC INDUSTRIES                12.1                     11.6

RETAIL & WHOLESALE              11.3                     8.7

TECHNOLOGY                      10.4                     9.1

DURABLES                        10.3                     13.0


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                       Stocks 99.3%

                       Convertible  Securities 0.7%

                       Short-Term  Investments 0.0%

* FOREIGN INVESTMENTS                                1.9%


Row: 1, Col: 1, Value: 99.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.7000000000000001
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0

AS OF NOVEMBER 30, 1998 **

                            Stocks 95.7%

                            Convertible  Securities 1.8%

                            Short-Term  Investments 2.5%

** FOREIGN INVESTMENTS                                    1.4%

Row: 1, Col: 1, Value: 95.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.5

INVESTMENTS MAY 31, 1999 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 99.3%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

DEFENSE ELECTRONICS - 0.5%

Herley Industries, Inc.           208,666                  $ 2,699,616

BASIC INDUSTRIES - 12.1%

CHEMICALS & PLASTICS - 0.7%

Associated Materials, Inc.        74,000                    1,045,250

Georgia Gulf Corp.                150,700                   2,251,081

Hanna (M.A.) Co.                  43,300                    638,675

                                                            3,935,006

IRON & STEEL - 2.2%

Cold Metal Products, Inc. (a)     96,400                    204,850

Nucor Corp.                       112,300                   5,607,981

Oregon Steel Mills, Inc.          240,000                   3,285,000

Steel Dynamics, Inc. (a)          189,900                   3,240,169

                                                            12,338,000

METALS & MINING - 8.8%

AFC Cable Systems, Inc. (a)       630,025                   21,657,109

Belden, Inc.                      216,500                   5,101,281

Brush Wellman, Inc.               137,500                   2,328,906

Cable Design Technology Corp.     1,394,850                 19,702,256
(a)

                                                            48,789,552

PAPER & FOREST PRODUCTS - 0.4%

Mercer International, Inc.        407,900                   2,370,919
(SBI)

TOTAL BASIC INDUSTRIES                                      67,433,477

CONSTRUCTION & REAL ESTATE -
9.7%

BUILDING MATERIALS - 5.1%

American Standard Companies,      190,000                   8,787,500
Inc. (a)

Rock of Ages Corp. Class A (a)    172,800                   1,836,000

USG Corp.                         257,700                   14,592,263

York International Corp.          74,900                    3,159,844

                                                            28,375,607

CONSTRUCTION - 4.6%

Beazer Homes USA, Inc. (a)        237,000                   5,273,250

Butler Manufacturing Co.          47,000                    1,321,875

Engle Homes, Inc.                 202,200                   2,717,063

Lennar Corp.                      124,100                   2,807,763

M/I Schottenstein Homes, Inc.     222,600                   4,312,875

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

NCI Building Systems, Inc. (a)    51,800                   $ 1,307,950

U.S. Home Corp. (a)               230,800                   7,962,600

                                                            25,703,376

TOTAL CONSTRUCTION & REAL                                   54,078,983
ESTATE

DURABLES - 10.3%

AUTOS, TIRES, & ACCESSORIES -
2.4%

American Axle & Manufacturing     200,000                   3,037,500
Holdings, Inc. (a)

Navistar International Corp.      190,000                   9,381,250
(a)

OmniQuip International, Inc.      60,000                    633,750

                                                            13,052,500

CONSUMER DURABLES - 0.5%

CompX International, Inc. (a)     144,100                   2,179,513

Mikasa, Inc.                      51,800                    576,275

                                                            2,755,788

CONSUMER ELECTRONICS - 0.4%

Movado Group, Inc.                102,500                   2,472,813

HOME FURNISHINGS - 4.1%

Bassett Furniture Industries,     194,300                   4,663,200
Inc.

Furniture Brands                  20,000                    485,000
International, Inc. (a)

Heilig-Meyers Co.                 135,600                   940,725

Ladd Furniture, Inc. (a)          372,400                   7,587,650

Maxim Group, Inc. (a)(b)          999,400                   8,994,600

                                                            22,671,175

TEXTILES & APPAREL - 2.9%

Galey & Lord, Inc. (a)            115,800                   477,675

Maxwell Shoe, Inc. Class A        879,600                   7,311,675
(a)(b)

Mohawk Industries, Inc. (a)       90,000                    2,621,250

Quaker Fabric Corp. (a)           95,000                    477,969

Shaw Industries, Inc. (a)         300,000                   5,062,500

Synthetic Industries, Inc. (a)    15,000                    337,500

                                                            16,288,569

TOTAL DURABLES                                              57,240,845

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - 5.9%

ENERGY SERVICES - 5.9%

Baker Hughes, Inc.                300,000                  $ 9,337,500

BJ Services Co. (a)               306,800                   8,456,175

Santa Fe International Corp.      455,800                   9,229,950

Smith International, Inc.         141,200                   6,106,900

                                                            33,130,525

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Regent Pacific Group Ltd.         5,000,000                 889,731

HEALTH - 7.5%

DRUGS & PHARMACEUTICALS - 3.0%

Alliance Pharmaceutical Corp.     3,165,100                 9,396,391
(a)(b)

Cytyc Corp. (a)                   245,300                   5,089,975

Natrol, Inc. (a)                  95,000                    819,375

Sepracor, Inc. (a)                20,000                    1,275,000

                                                            16,580,741

MEDICAL EQUIPMENT & SUPPLIES
- 4.5%

Cygnus, Inc. (a)                  896,950                   10,202,806

I-Stat Corp. (a)(b)               844,700                   7,655,094

Oakley, Inc. (a)                  445,700                   3,621,313

Resound Corp. (a)                 507,000                   3,897,563

                                                            25,376,776

TOTAL HEALTH                                                41,957,517

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.2%

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

Case Corp.                        443,500                   20,844,500

Columbus McKinnon Corp.           221,900                   5,519,763

Hardinge, Inc.                    17,500                    315,000

Milacron, Inc.                    130,500                   2,781,281

TB Wood's Corp.                   259,300                   3,030,569

                                                            32,491,113

POLLUTION CONTROL - 0.4%

Waste Management, Inc.            40,000                    2,115,000

TOTAL INDUSTRIAL MACHINERY &                                34,606,113
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - 14.3%

ENTERTAINMENT - 0.1%

Film Roman, Inc. (a)              55,000                   $ 213,125

LEISURE DURABLES & TOYS - 2.4%

Hasbro, Inc.                      435,000                   12,451,875

Marvel Enterprises, Inc. (a)      22,600                    200,575

Silicon Gaming, Inc. (a)(b)       883,500                   662,625

                                                            13,315,075

LODGING & GAMING - 4.6%

WMS Industries, Inc. (a)(b)       1,895,100                 25,702,294

RESTAURANTS - 7.2%

CKE Restaurants, Inc.             251,600                   4,623,150

Foodmaker, Inc. (a)               1,037,700                 28,017,896

Morton's Restaurant Group,        424,800                   7,487,100
Inc. (a)(b)

                                                            40,128,146

TOTAL MEDIA & LEISURE                                       79,358,640

NONDURABLES - 4.4%

AGRICULTURE - 0.6%

Saskatchewan Wheat Pool:

Class B (non-vtg.)                478,300                   2,743,626

Class B (non-vtg.) (c)            158,000                   906,320

                                                            3,649,946

BEVERAGES - 0.1%

Celestial Seasonings, Inc. (a)    20,000                    385,000

FOODS - 3.7%

Aurora Foods, Inc. (a)            251,900                   4,282,300

Corn Products International,      463,300                   13,667,350
Inc.

Tomkins PLC                       3,457                     12,473

Vlasic Foods International,       321,400                   2,430,588
Inc. (a)

                                                            20,392,711

TOTAL NONDURABLES                                           24,427,657

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - 11.3%

APPAREL STORES - 1.4%

Big Dog Holdings, Inc. (b)        1,011,600                $ 5,247,675

Wet Seal, Inc. Class A (a)        81,000                    2,247,750

                                                            7,495,425

DRUG STORES - 1.4%

General Nutrition Companies,      482,100                   7,984,781
Inc. (a)

GENERAL MERCHANDISE STORES -
4.0%

Consolidated Stores Corp. (a)     270,000                   9,281,250

Freds, Inc. Class A (b)           761,375                   9,897,875

Stein Mart, Inc. (a)              362,300                   3,328,631

                                                            22,507,756

GROCERY STORES - 2.4%

Whole Foods Market, Inc. (a)      325,600                   13,512,400

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.1%

Borders Group, Inc. (a)           340,000                   5,822,500

Cameron Ashley Building           90,000                    1,080,000
Products, Inc. (a)

Electronics Boutique Holding      55,000                    935,000
Corp. (a)

Toys R Us, Inc. (a)               157,300                   3,627,731

                                                            11,465,231

TOTAL RETAIL & WHOLESALE                                    62,965,593

SERVICES - 1.8%

PRINTING - 0.3%

Schawk, Inc. Class A              152,500                   1,820,469

SERVICES - 1.5%

CDI Corp. (a)                     34,700                    1,123,413

Service Corp. International       360,000                   6,907,500

                                                            8,030,913

TOTAL SERVICES                                              9,851,382

TECHNOLOGY - 10.0%

COMMUNICATIONS EQUIPMENT - 0.5%

Davox Corp. (a)                   335,000                   2,805,625

COMPUTER SERVICES & SOFTWARE
- 4.6%

3DO Co. (The) (a)                 260,000                   1,365,000

Activision, Inc. (a)              150,000                   2,006,250

Eidos PLC sponsored ADR (a)       111,500                   3,686,469

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

GT Interactive Software Corp.     823,700                  $ 3,269,059
(a)

Interplay Entertainment Corp.     590,000                   1,382,813
(a)

Midway Games, Inc. (a)            1,315,359                 13,975,689

                                                            25,685,280

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Ciprico, Inc. (a)                 115,200                   1,008,000

Performance Technologies,         730,300                   10,589,350
Inc. (a)(b)

                                                            11,597,350

ELECTRONICS - 2.8%

AVX Corp.                         590,500                   12,068,344

KEMET Corp. (a)                   126,900                   2,038,331

Richardson Electronics Ltd.       238,000                   1,561,875

                                                            15,668,550

TOTAL TECHNOLOGY                                            55,756,805

TRANSPORTATION - 5.0%

RAILROADS - 4.9%

Burlington Northern Santa Fe      231,500                   7,176,500
Corp.

CSX Corp.                         203,300                   9,542,394

Genesee & Wyoming, Inc. Class     118,000                   1,224,250
A (a)

Trinity Industries, Inc.          295,500                   9,215,906

                                                            27,159,050

TRUCKING & FREIGHT - 0.1%

SPACEHAB, Inc. (a)                90,000                    495,000

TOTAL TRANSPORTATION                                        27,654,050

UTILITIES - 0.1%

ELECTRIC UTILITY - 0.1%

CMS Energy Corp.                  10,000                    465,000

TOTAL COMMON STOCKS                                          552,515,934
(Cost $524,371,209)


CONVERTIBLE BONDS - 0.7%

MOODY'S RATINGS                           PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TECHNOLOGY - 0.4%

ELECTRONICS - 0.4%

Richardson Electronics Ltd.:

7.25% 12/15/06                    B3      $ 404,000                        $ 286,840

8.25% 6/15/06                     B3       1,978,000                        1,542,840

                                                                            1,829,680

TRANSPORTATION - 0.3%

TRUCKING & FREIGHT - 0.3%

SPACEHAB, Inc. 8% 10/15/07 (c)    -        2,500,000                        1,825,000

TOTAL CONVERTIBLE BONDS                                                     3,654,680
(Cost $4,560,430)

TOTAL INVESTMENT IN                                                         $ 556,170,614
SECURITIES - 100%
(Cost $528,931,639)


LEGEND

(a) Non-income producing

(b) Affiliated company.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,731,320 or 0.5% of net assets.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $528,972,910. Net unrealized appreciation aggregated $27,197,704, of which $125,116,115 related to appreciated investment securities and $97,918,411 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 556,170,614
value (cost $528,931,639) -
See accompanying schedule

Receivable for investments                  4,220,037
sold

Receivable for fund shares                  1,987,254
sold

Dividends receivable                        257,971

Interest receivable                         121,674

Other receivables                           114,951

 TOTAL ASSETS                               562,872,501

LIABILITIES

Payable to custodian bank      $ 412,345

Payable for investments         3,627,730
purchased

Payable for fund shares         1,146,792
redeemed

Accrued management fee          164,824

Distribution fees payable       260,243

Other payables and accrued      132,838
expenses

 TOTAL LIABILITIES                          5,744,772

NET ASSETS                                 $ 557,127,729

Net Assets consist of:

Paid in capital                            $ 446,236,253

Accumulated net investment                  (1,283,551)
loss

Accumulated undistributed net               84,937,367
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 27,237,660
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 557,127,729

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                   MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $26.21
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($4,509,515 (divided by)
172,032 shares)

Maximum offering price per         $27.81
share (100/94.25 of $26.21)

CLASS T: NET ASSET VALUE and       $26.59
redemption price per share
($432,781,821 (divided by)
16,274,994 shares)

Maximum offering price per         $27.55
share (100/96.50 of $26.59)

CLASS B: NET ASSET VALUE and       $25.90
offering price per share
($93,565,971 (divided by)
3,612,079 shares) A

INITIAL CLASS: NET ASSET           $27.11
VALUE, offering price and
redemption price   per share
($19,156,575 (divided by)
706,648 shares)

INSTITUTIONAL CLASS: NET           $26.60
ASSET VALUE, offering price
and redemption price   per
share ($7,113,847 (divided
by) 267,454 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                  SIX MONTHS ENDED MAY 31,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                              $ 1,631,396
Dividends (including $176,298
received from  affiliated
issuers)

Interest                                        271,604

 TOTAL INCOME                                   1,903,000

EXPENSES

Management fee Basic fee         $ 1,583,165

 Performance adjustment           (653,148)

Transfer agent fees               553,405

Distribution fees                 1,529,628

Accounting fees and expenses      126,103

Non-interested trustees'          1,159
compensation

Custodian fees and expenses       11,072

Registration fees                 46,457

Audit                             18,071

Legal                             9,995

Interest                          10,358

 Total expenses before            3,236,265
reductions

 Expense reductions               (49,714)      3,186,551

NET INVESTMENT INCOME (LOSS)                    (1,283,551)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            85,106,219
(including realized gain of
$5,476,233 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    2,403         85,108,622

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (9,065,047)

 Assets and liabilities in        (3,073)       (9,068,120)
foreign currencies

NET GAIN (LOSS)                                 76,040,502

NET INCREASE (DECREASE) IN                     $ 74,756,951
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,283,551)                  $ (3,813,374)
income (loss)

 Net realized gain (loss)       85,108,622                     39,859,599

 Change in net unrealized       (9,068,120)                    (66,249,832)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     74,756,951                     (30,203,607)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (27,598,935)                   (55,555,575)
from net realized gains

Share transactions - net        (62,734,821)                   (9,889,615)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (15,576,805)                   (95,648,797)
IN NET ASSETS

NET ASSETS

 Beginning of period            572,704,534                    668,353,331

 End of period (including      $ 557,127,729                  $ 572,704,534
accumulated net investment
loss   of $1,283,551 and $0,
respectively)



FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 I       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 23.89                        $ 27.51                   $ 22.51      $ 23.48
period

Income from Investment
Operations

Net investment income (loss) E    (.04)                          (.14)                     (.13)        .08

Net realized and unrealized       3.54                           (1.09)                    6.00         1.26
gain (loss)

Total from investment             3.50                           (1.23)                    5.87         1.34
operations

Less Distributions

From net investment income        -                              -                         -            (.37)

From net realized gain            (1.18)                         (2.39)                    (.87)        (1.94)

Total distributions               (1.18)                         (2.39)                    (.87)        (2.31)

Net asset value, end of period   $ 26.21                        $ 23.89                   $ 27.51      $ 22.51

TOTAL RETURN B, C                 15.20%                         (4.45)%                   26.96%       5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,510                        $ 4,613                   $ 2,309      $ 638
(000 omitted)

Ratio of expenses to average      1.08% A                        1.24% G                   1.49% A, G   .99% A, D
net assets

Ratio of expenses to average      1.06% A, H                     1.23% H                   1.47% A, H   .97% A, H
net assets after expense
reductions

Ratio of net investment           (.35)% A                       (.59)%                    (.59)% A     1.00% A
income (loss) to average net
assets

Portfolio turnover                67% A                          64%                       61% A        151%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I ELEVEN MONTHS ENDED NOVEMBER 30


                                SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1998                      1997 K       1996 J     1995 J

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 24.23                        $ 27.78                   $ 22.69      $ 24.88    $ 18.70
period

Income from Investment
Operations

Net investment income (loss)     (.05) D                        (.13) D                   (.07) D      .17 D      .39

Net realized and unrealized      3.59                           (1.10)                    6.03         .18        6.73
gain (loss)

Total from investment            3.54                           (1.23)                    5.96         .35        7.12
operations

Less Distributions

From net investment income       -                              -                         -            (.19)      (.39)

From net realized gain           (1.18)                         (2.32)                    (.87)        (2.35)     (.55)

 Total distributions             (1.18)                         (2.32)                    (.87)        (2.54)     (.94)

Net asset value, end of period  $ 26.59                        $ 24.23                   $ 27.78      $ 22.69    $ 24.88

TOTAL RETURN B, C                15.15%                         (4.40)%                   27.15%       1.53%      38.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 432,782                      $ 443,578                 $ 529,043    $ 560,645  $ 619,993
(000 omitted)

Ratio of expenses to average     1.14% A                        1.16%                     1.24% A      1.28%      1.61%
net assets

Ratio of expenses to average     1.12% A, F                     1.15% F                   1.23% A, F   1.27% F    1.61%
net assets after expense
reductions

Ratio of net investment          (.41)% A                       (.53)%                    (.29)% A     .70%       1.90%
income (loss) to average net
assets

Portfolio turnover               67% A                          64%                       61% A        151%       142%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. G
INCLUDES REIMBURSEMENT OF
$.03 PER SHARE FOR
ADJUSTMENTS TO PRIOR
PERIOD'S FEES. H YEAR ENDED
SEPTEMBER 30 I THREE MONTHS
ENDED DECEMBER 31 J YEAR
ENDED DECEMBER 31 K ELEVEN
MONTHS ENDED NOVEMBER 30





                                 1994 I       1994 H     1993 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.96      $ 22.52    $ 19.53
period

Income from Investment
Operations

Net investment income (loss)      .10 D        .39 D      .33

Net realized and unrealized       (.75)        (.81)      4.44
gain (loss)

Total from investment             (.65)        (.42)      4.77
operations

Less Distributions

From net investment income        (.35)        (.43)      (.57)

From net realized gain            (.26)        (1.71)     (1.21)

 Total distributions              (.61)        (2.14)     (1.78)

Net asset value, end of period   $ 18.70      $ 19.96    $ 22.52

TOTAL RETURN B, C                 (3.26)%      (2.24)%    26.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 375,691    $ 385,349  $ 269,833
(000 omitted)

Ratio of expenses to average      1.73% A, E   1.85%      1.57% G
net assets

Ratio of expenses to average      1.73% A      1.84% F    1.57%
net assets after expense
reductions

Ratio of net investment           2.03% A      1.89%      2.06%
income (loss) to average net
assets

Portfolio turnover                228% A       159%       183%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. G
INCLUDES REIMBURSEMENT OF
$.03 PER SHARE FOR
ADJUSTMENTS TO PRIOR
PERIOD'S FEES. H YEAR ENDED
SEPTEMBER 30 I THREE MONTHS
ENDED DECEMBER 31 J YEAR
ENDED DECEMBER 31 K ELEVEN
MONTHS ENDED NOVEMBER 30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.


                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 J       1996 I    1995 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 23.69                        $ 27.23                   $ 22.36      $ 24.56   $ 18.57
period

Income from Investment
Operations

Net investment income (loss)      (.11) D                        (.27) D                   (.18) D      .04 D     .38

Net realized and unrealized       3.50                           (1.07)                    5.92         .18       6.54
gain (loss)

Total from investment             3.39                           (1.34)                    5.74         .22       6.92
operations

Less Distributions

From net investment income        -                              -                         -            (.07)     (.38)

From net realized gain            (1.18)                         (2.20)                    (.87)        (2.35)    (.55)

Total distributions               (1.18)                         (2.20)                    (.87)        (2.42)    (.93)

Net asset value, end of period   $ 25.90                        $ 23.69                   $ 27.23      $ 22.36   $ 24.56

TOTAL RETURN B, C                 14.85%                         (4.94)%                   26.55%       1.00%     37.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 93,566                       $ 101,234                 $ 109,646    $ 98,535  $ 87,566
(000 omitted)

Ratio of expenses to average      1.69% A                        1.71%                     1.78% A      1.80%     2.11%
net assets

Ratio of expenses to average      1.67% A, G                     1.70% G                   1.77% A, G   1.79% G   2.10% G
net assets after expense
reductions

Ratio of net investment           (.96)% A                       (1.07)%                   (.84)% A     .18%      1.40%
income (loss) to average
net assets

Portfolio turnover                67% A                          64%                       61% A        151%      142%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. H THREE
MONTHS ENDED DECEMBER 31 I
YEAR ENDED DECEMBER 31 J
ELEVEN MONTHS ENDED NOVEMBER
30





                                 1994 H       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.98      $ 19.65
period

Income from Investment
Operations

Net investment income (loss)      .06 D        .05 D

Net realized and unrealized       (.74)        .28
gain (loss)

Total from investment             (.68)        .33
operations

Less Distributions

From net investment income        (.47)        -

From net realized gain            (.26)        -

Total distributions               (.73)        -

Net asset value, end of period   $ 18.57      $ 19.98

TOTAL RETURN B, C                 (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to average      2.58% A      2.63% A, F
net assets

Ratio of expenses to average      2.53% A, G   2.63% A
net assets after expense
reductions

Ratio of net investment           1.22% A      1.11% A
income (loss) to average
net assets

Portfolio turnover                228% A       159%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. H THREE
MONTHS ENDED DECEMBER 31 I
YEAR ENDED DECEMBER 31 J
ELEVEN MONTHS ENDED NOVEMBER
30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.


                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 K      1996 J    1995 J

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.61                        $ 28.19                   $ 22.90     $ 25.10   $ 18.86
period

Income from Investment
Operations

Net investment income (loss)      .02 D                          (.02) D                   .04 D       .28 D     .50

Net realized and unrealized       3.66                           (1.12)                    6.12        .19       6.79
gain (loss)

Total from investment             3.68                           (1.14)                    6.16        .47       7.29
operations

Less Distributions

From net investment income        -                              - E                       -           (.32)     (.50)

From net realized gain            (1.18)                         (2.44) E                  (.87)       (2.35)    (.55)

Total distributions               (1.18)                         (2.44)                    (.87)       (2.67)    (1.05)

Net asset value, end of period   $ 27.11                        $ 24.61                   $ 28.19     $ 22.90   $ 25.10

TOTAL RETURN B, C                 15.50%                         (3.98)%                   27.79%      2.00%     38.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,157                       $ 18,471                  $ 21,792    $ 20,406  $ 23,428
(000 omitted)

Ratio of expenses to average      .60% A                         .70%                      .77% A      .82%      1.04%
net assets

Ratio of expenses to average      .58% A, F                      .69% F                    .76% A, F   .81% F    1.03% F
net assets after expense
reductions

Ratio of net investment           .14% A                         (.06)%                    .18% A      1.16%     2.47%
income (loss)  to average
net assets

Portfolio turnover                67% A                          64%                       61% A       151%      142%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E THE AMOUNTS
SHOWN REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES. F
FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES. G INCLUDES
REIMBURSEMENT OF $.03 PER
SHARE FOR ADJUSTMENTS TO
PRIOR PERIOD'S FEES. H YEAR
ENDED SEPTEMBER 30 I THREE
MONTHS ENDED DECEMBER 31 J
YEAR ENDED DECEMBER 31 K
ELEVEN MONTHS ENDED NOVEMBER
30





                                 1994 I       1994 H    1993 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.23      $ 22.72   $ 19.72
period

Income from Investment
Operations

Net investment income (loss)      .13 D        .54 D     .45

Net realized and unrealized       (.74)        (.81)     4.46
gain (loss)

Total from investment             (.61)        (.27)     4.91
operations

Less Distributions

From net investment income        (.50)        (.51)     (.70)

From net realized gain            (.26)        (1.71)    (1.21)

Total distributions               (.76)        (2.22)    (1.91)

Net asset value, end of period   $ 18.86      $ 20.23   $ 22.72

TOTAL RETURN B, C                 (3.02)%      (1.51)%   26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,583     $ 18,850  $ 20,707
(000 omitted)

Ratio of expenses to average      1.14% A      1.15%     .89% G
net assets

Ratio of expenses to average      1.11% A, F   1.14% F   .89%
net assets after expense
reductions

Ratio of net investment           2.65% A      2.60%     2.74%
income (loss)  to average
net assets

Portfolio turnover                228% A       159%      183%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E THE AMOUNTS
SHOWN REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES. F
FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES. G INCLUDES
REIMBURSEMENT OF $.03 PER
SHARE FOR ADJUSTMENTS TO
PRIOR PERIOD'S FEES. H YEAR
ENDED SEPTEMBER 30 I THREE
MONTHS ENDED DECEMBER 31 J
YEAR ENDED DECEMBER 31 K
ELEVEN MONTHS ENDED NOVEMBER
30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1998                      1997 H       1996 G    1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 24.17                        $ 27.63                   $ 22.57      $ 24.80   $ 22.35
of period

Income from Investment
Operations

Net investment  income (loss)    .02 D                          (.05) D                   (.05) D      .29 D     .55

Net realized and unrealized      3.59                           (1.10)                    5.98         .17       3.00
gain (loss)

Total from investment            3.61                           (1.15)                    5.93         .46       3.55
operations

Less Distributions

From net investment  income      -                              -                         -            (.34)     (.55)

From net realized gain           (1.18)                         (2.31)                    (.87)        (2.35)    (.55)

Total distributions              (1.18)                         (2.31)                    (.87)        (2.69)    (1.10)

Net asset value, end  of        $ 26.60                        $ 24.17                   $ 27.63      $ 22.57   $ 24.80
period

TOTAL RETURN B, C                15.49%                         (4.12)%                   27.16%       1.99%     15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 7,114                        $ 4,808                   $ 5,564      $ 41,832  $ 20,429
(000 omitted)

Ratio of expenses to  average    .62% A                         .85%                      1.06% A      .78%      .97% A
net assets

Ratio of expenses to  average    .58% A, F                      .84% F                    1.05% A, F   .76% F    .96% A, F
net assets after expense
reductions

Ratio of net investment          .14% A                         (.20)%                    (.21)% A     1.21%     2.55% A
income (loss) to average net
assets

Portfolio turnover               67% A                          64%                       61% A        151%      142%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G YEAR ENDED DECEMBER 31

H ELEVEN MONTHS ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Value Strategies Fund (formerly Advisor Strategic Opportunities Fund)(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On January 14, 1999, the Board of Trustees approved a change in the name of Fidelity Advisor Strategic Opportunities Fund to Fidelity Advisor Value Strategies Fund effective on or about July 1, 1999. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $179,455,661 and $258,459,753, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .35% of average net assets after the performance adjustment. On June 16, 1999, the shareholders of the fund approved the elimination of the performance adjustment after an 18 month phase-out period ending December 31, 2000.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 5,297      $ 47

CLASS T    1,053,712    25,755

CLASS B    470,619      353,953

          $ 1,529,628  $ 379,755

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 15,463     $ 3,975

CLASS T    50,013       11,640

CLASS B    210,960      210,960*

          $ 276,436    $ 226,575

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 8,176    .39 *

CLASS T                 416,023   .20 *

CLASS B                 110,643   .24 *

INITIAL CLASS           14,555    .16 *

INSTITUTIONAL CLASS     4,008     .19 *

                       $ 553,405

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $41,684 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $2,539,552. The weighted average interest rate was 5.10%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $48,983 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $75 under the custodian arrangement, and the Institutional Class' transfer agent fees were reduced by $656 under its transfer agent arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998

FROM NET REALIZED GAIN

Class A                 $ 222,049                      $ 203,594

Class T                  21,323,415                     44,119,122

Class B                  4,978,545                      8,992,409

Initial Class            879,463                        1,877,364

Institutional Class      195,463                        363,086

Total                   $ 27,598,935                   $ 55,555,575


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              38,846                    149,962                 $ 940,001

Reinvestment of distributions    9,198                     8,353                    219,449

Shares redeemed                  (69,129)                  (49,135)                 (1,637,930)

Net increase (decrease)          (21,085)                  109,180                 $ (478,480)

CLASS T Shares sold              3,057,696                 4,972,644               $ 75,262,246

Reinvestment of distributions    765,935                   1,556,391                18,545,502

Shares redeemed                  (5,856,282)               (7,262,586)              (141,575,464)

Net increase (decrease)          (2,032,651)               (733,551)               $ (47,767,716)

CLASS B Shares sold              233,627                   933,371                 $ 5,581,747

Reinvestment of distributions    193,943                   346,309                  4,585,887

Shares redeemed                  (1,088,389)               (1,032,851)              (25,380,601)

Net increase (decrease)          (660,819)                 246,829                 $ (15,212,967)

INITIAL CLASS Shares sold        1,104                     2,933                   $ 27,263

Reinvestment of distributions    31,786                    68,311                   782,724

Shares redeemed                  (76,680)                  (93,899)                 (1,855,451)

Net increase (decrease)          (43,790)                  (22,655)                $ (1,045,464)

INSTITUTIONAL CLASS Shares       158,023                   220,720                 $ 3,961,553
sold

Reinvestment of distributions    7,153                     11,710                   172,793

Shares redeemed                  (96,630)                  (234,866)                (2,364,540)

Net increase (decrease)          68,546                    (2,436)                 $ 1,769,806





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 3,743,916

Reinvestment of distributions    200,346

Shares redeemed                  (1,208,504)

Net increase (decrease)         $ 2,735,758

CLASS T Shares sold             $ 126,364,372

Reinvestment of distributions    37,826,161

Shares redeemed                  (182,732,848)

Net increase (decrease)         $ (18,542,315)

CLASS B Shares sold             $ 23,549,084

Reinvestment of distributions    8,275,545

Shares redeemed                  (25,089,860)

Net increase (decrease)         $ 6,734,769

INITIAL CLASS Shares sold       $ 75,101

Reinvestment of distributions    1,679,237

Shares redeemed                  (2,355,583)

Net increase (decrease)         $ (601,245)

INSTITUTIONAL CLASS Shares      $ 5,783,275
sold

Reinvestment of distributions    283,206

Shares redeemed                  (6,283,063)

Net increase (decrease)         $ (216,582)


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                            PURCHASE COST      SALES COST        DIVIDEND INCOME      VALUE

AFC Cable Systems, Inc.              $ -                $ 1,826,820       $ -                  $ -

Alliance Pharmaceutical Corp.         1,257,215          -                 -                    9,396,391

Big Dog Holdings, Inc.                -                  -                 101,160              5,247,675

Freds, Inc. Class A                   1,992,627          -                 75,138               9,897,875

Harveys Casino Resorts                -                  6,582,078         -                    -

I-Stat Corp.                          96,563             -                 -                    7,655,094

Maxim Group, Inc.                     -                  -                 -                    8,994,600

Maxwell Shoe, Inc. Class A            781,342            -                 -                    7,311,675

Morton's Restaurant Group,            -                  -                 -                    7,487,100
Inc.

Performance Technologies,             -                  -                 -                    10,589,350
Inc.

Reno Air, Inc.                        -                  2,835,000         -                    -

Silicon Gaming, Inc.                  -                  418,852           -                    662,625

WMS Industries, Inc.                  770,608            -                 -                    25,702,294

TOTALS                               $ 4,898,355        $ 11,662,750      $ 176,298            $ 92,944,679


10. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Value Strategies Fund (formerly Advisor Strategic Opportunities Fund), the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on June 16, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1(A)

To eliminate certain fundamental investment policies of the fund.

                # OF             % OF
                VOTES CAST       VOTES CAST

Affirmative    218,298,394.14   79.170

Against        40,319,702.00    14.622

Abstain        17,116,370.91       6.208

TOTAL          275,734,467.05   100.000


PROPOSAL 1(B)

To approve an amended management contract for the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    190,684,652.43   69.155

Against        67,795,111.38    24.587

Abstain        17,254,703.24    6.258

TOTAL          275,734,467.05   100.000








INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harris Leviton, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karsetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified
 International Fund
Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
 Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Funds

SO-SANN-0799   79624
1.704744.101

(Fidelity Logo Graphic)(registered trademark)




FIDELITY ADVISOR
VALUE STRATEGIES
FUND - INSTITUTIONAL CLASS
(FORMERLY FIDELITY ADVISOR
STRATEGIC OPPORTUNITIES FUND)

SEMIANNUAL REPORT
MAY 31, 1999

(Fidelity logo graphics)(registered trademark)

CONTENTS

PRESIDENT'S MESSAGE   3   Ned Johnson on stock market
                          strategies.

PERFORMANCE           4   How the fund has done over
                          time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and
                          outlook.

INVESTMENT CHANGES    9   A summary of major shifts in
                          the fund's investments over
                          the past six months.

INVESTMENTS           10  A complete list of the fund's
                          investments with their
                          market values.

FINANCIAL STATEMENTS  17  Statements of assets and
                          liabilities, operations, and
                          changes in net assets,  as
                          well as financial highlights.

NOTES                 26  Notes to the financial
                          statements.

PROXY VOTING RESULTS  34

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE
PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

After its first-ever close above 11,000 on the first trading day of May, the Dow Jones Industrial Average dropped over 450 points by month's end. The Federal Reserve Board's shift in bias toward raising rates to ward off inflation contributed to the decline. Government securities followed a similar path during May, as expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury consistently downwards.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR VALUE STRATEGIES FUND - INSTITUTIONAL CLASS

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Initial Class. If Fidelity had not reimbursed certain class expenses, the past 10 years total returns would have been lower. Prior to July 1, 1999, Advisor Value Strategies operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  15.49%         7.78%        96.80%        236.98%
- INST CL

Russell Midcap Value           9.74%          4.77%        141.92%       306.92%

S&P 500(registered trademark)  12.61%         21.03%       215.95%       426.65%

Capital Appreciation Funds     17.09%         17.54%       137.43%       279.60%
Average


CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Russell Midcap Value Index - a market capitalization-weighted index of medium-capitalization value-oriented stocks of U.S. corporations, and the Standard & Poor's 500 Index - a market capitalization-weighted index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 281 mutual funds. These benchmarks reflect the reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED MAY 31, 1999     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY ADV VALUE STRATEGIES  7.78%        14.50%        12.92%
- INST CL

Russell Midcap Value           4.77%        19.32%        15.07%

S&P 500                        21.03%       25.87%        18.07%

Capital Appreciation Funds     17.54%       17.20%        12.89%
Average

AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS

             FA Strategic Opp -CL I      Russell Midcap Value
             00694                       RS013
  1989/05/31      10000.00                    10000.00
  1989/06/30      10082.83                    10036.80
  1989/07/31      10773.05                    10675.53
  1989/08/31      10905.58                    10993.71
  1989/09/30      10916.62                    10825.12
  1989/10/31      10739.92                    10272.47
  1989/11/30      11038.10                    10340.14
  1989/12/31      11374.20                    10463.02
  1990/01/31      10636.14                     9720.41
  1990/02/28      10699.07                     9915.11
  1990/03/31      10710.51                    10029.68
  1990/04/30      10275.69                     9482.37
  1990/05/31      10613.25                    10250.50
  1990/06/30      10716.24                    10031.46
  1990/07/31      10756.29                     9747.71
  1990/08/31      10012.50                     8758.76
  1990/09/30       9938.12                     8071.35
  1990/10/31       9938.12                     7744.87
  1990/11/30      10378.67                     8431.68
  1990/12/31      10624.14                     8780.72
  1991/01/31      10977.88                     9329.22
  1991/02/28      11631.40                    10074.20
  1991/03/31      12003.12                    10410.19
  1991/04/30      12171.00                    10592.43
  1991/05/31      12608.68                    11070.88
  1991/06/30      12218.97                    10629.23
  1991/07/31      12590.69                    11140.92
  1991/08/31      12866.49                    11464.44
  1991/09/30      12920.45                    11362.34
  1991/10/31      12668.63                    11580.79
  1991/11/30      12368.85                    11037.64
  1991/12/31      13141.07                    12110.29
  1992/01/31      13169.34                    12421.94
  1992/02/29      13430.89                    12885.55
  1992/03/31      13098.65                    12689.66
  1992/04/30      13353.13                    13013.77
  1992/05/31      13791.40                    13134.28
  1992/06/30      13798.47                    13032.77
  1992/07/31      14222.61                    13555.15
  1992/08/31      13989.33                    13159.21
  1992/09/30      13939.85                    13422.18
  1992/10/31      14052.95                    13702.36
  1992/11/30      14653.81                    14279.95
  1992/12/31      14911.78                    14735.84
  1993/01/31      15192.25                    15108.63
  1993/02/28      15628.54                    15435.12
  1993/03/31      16127.16                    15971.15
  1993/04/30      15815.53                    15689.78
  1993/05/31      16197.28                    16043.57
  1993/06/30      16345.31                    16377.18
  1993/07/31      16703.69                    16557.05
  1993/08/31      17755.46                    17121.57
  1993/09/30      17700.92                    17077.05
  1993/10/31      18269.66                    16883.53
  1993/11/30      17506.15                    16492.94
  1993/12/31      18053.99                    17037.87
  1994/01/31      18226.35                    17534.13
  1994/02/28      17597.26                    17222.49
  1994/03/31      16933.70                    16555.27
  1994/04/30      17071.58                    16799.24
  1994/05/31      17123.29                    16820.61
  1994/06/30      17123.29                    16511.34
  1994/07/31      17554.17                    17171.44
  1994/08/31      17666.20                    17808.98
  1994/09/30      17433.52                    17252.17
  1994/10/31      17261.17                    17236.73
  1994/11/30      16735.49                    16476.31
  1994/12/31      16907.15                    16675.18
  1995/01/31      17642.24                    17145.91
  1995/02/28      18108.40                    18011.40
  1995/03/31      18278.73                    18349.76
  1995/04/30      18682.13                    18737.98
  1995/05/31      19184.15                    19491.27
  1995/06/30      20197.14                    19940.64
  1995/07/31      20893.86                    20635.76
  1995/08/31      21500.39                    21040.01
  1995/09/30      22251.78                    21522.62
  1995/10/31      22170.30                    21102.93
  1995/11/30      22776.84                    22256.92
  1995/12/31      23463.07                    22500.30
  1996/01/31      23481.99                    23047.61
  1996/02/29      23022.91                    23266.65
  1996/03/31      22253.23                    23757.57
  1996/04/30      22849.73                    23959.40
  1996/05/31      23523.20                    24187.94
  1996/06/30      23503.95                    24214.06
  1996/07/31      21897.26                    23062.45
  1996/08/31      22743.90                    24029.44
  1996/09/30      23532.82                    24911.55
  1996/10/31      23119.12                    25567.49
  1996/11/30      23946.52                    27172.03
  1996/12/31      23929.62                    27058.65
  1997/01/31      24820.23                    27908.70
  1997/02/28      24460.49                    28381.56
  1997/03/31      22907.61                    27519.50
  1997/04/30      23028.76                    28213.52
  1997/05/31      26024.37                    29876.63
  1997/06/30      27004.55                    30985.62
  1997/07/31      28227.03                    33286.24
  1997/08/31      28678.57                    32897.43
  1997/09/30      31894.45                    34937.78
  1997/10/31      30429.68                    33875.79
  1997/11/30      30429.68                    35018.89
  1997/12/31      30178.84                    36358.67
  1998/01/31      30445.00                    35652.28
  1998/02/28      33330.15                    38034.32
  1998/03/31      34295.89                    39992.34
  1998/04/30      33281.86                    39769.27
  1998/05/31      31265.88                    38840.41
  1998/06/30      31459.03                    38964.27
  1998/07/31      30432.93                    36988.70
  1998/08/31      24143.54                    31787.57
  1998/09/30      25845.66                    33642.41
  1998/10/31      27064.90                    35821.23
  1998/11/30      29177.46                    37079.83
  1998/12/31      30517.37                    38206.86
  1999/01/31      30594.04                    37316.46
  1999/02/28      28757.13                    36495.77
  1999/03/31      28744.46                    37017.05
  1999/04/30      32253.59                    40523.14
  1999/05/28      33697.78                    40692.29
IMATRL PRASUN   SHR__CHT 19990531 19990616 104741 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Value Strategies Fund - Institutional Class on May 31, 1989. As the chart shows, by May 31, 1999, the value of the investment would have grown to $33,698 - a 236.98% increase on the initial investment. For comparison, look at how the Russell Midcap Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $40,692 - a 306.92% increase. Beginning with this report, the fund will compare its performance to that of the Russell Midcap Value Index rather than the Standard & Poor's 500 Index. The Russell Midcap Value Index more closely reflects the fund's investment strategy.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


MARKET RECAP

With the Federal Reserve Board's
shift in bias toward raising interest
rates to combat inflation, U.S.
equity markets stalled - at least
temporarily - toward the tail end
of the six-month period ending May
31, 1999. Just six months earlier, it
was the Fed's willingness to lower
rates that helped U.S. stock markets
shrug off the ill effects of worldwide
economic doldrums, spurring a
continuation of their bullish
performance into the spring. For the
six-month period, the Dow Jones
Industrial Average - an index of
30 blue-chip stocks - returned
16.75%. The tech-heavy NASDAQ
Index rose 26.93% for the period,
while the Standard & Poor's 500
Index - a popular performance
measure of U.S. stock markets -
returned 12.61%. For the month of
May itself, however, the returns for
all three indexes were in negative
territory, testament to the inflation
concerns of anxious investors. The
later stages of the period also were
characterized by a rotation out of
the recently favored large-cap growth
stocks, and into the smaller,
economically sensitive cyclical and
value stocks. What's more, the
previously beleaguered Russell
2000 Index - a popular
performance measure of
small-capitalization stocks -
demonstrated renewed strength,
soundly outperforming the S&P 500
during the last three months of the
period by a count of 12.28% to
5.48%.

(photograph of Harris Leviton)

An interview with Harris Leviton, Portfolio Manager of Fidelity
Advisor Value Strategies Fund

Q. HOW DID THE FUND PERFORM, HARRIS?

A. The fund showed a dramatic improvement during the past six months. For the six months that ended May 31, 1999, the fund's Institutional Class shares returned 15.49%, outperforming the fund's new benchmark, the Russell Midcap Value Index, and the Standard & Poor's 500 Index, which returned 9.74% and 12.61%, respectively. During the same period, the capital appreciation funds average tracked by Lipper Inc. returned 17.09%. For the 12- month period that ended May 31, 1999, the fund's Institutional Class shares returned 7.78%, while the S&P 500, Lipper group and Russell Index returned 21.03%, 17.54% and 4.77%, respectively.

Q. WHAT FACTORS HELPED THE FUND OUTPERFORM THE S&P 500 AND THE RUSSELL INDEX OVER THE PAST SIX MONTHS?

A. Primarily, I held true to my convictions that market breadth would expand and small-cap value stocks would come back into favor. While the rotation into cyclical stocks was more dramatic, momentum in the small-cap and value sectors improved markedly. The Russell 2000 Index
- a measure of small-cap stock performance - dramatically outperformed the large-cap oriented S&P 500 index during the past three months. Fund performance received further support from strong results in the recovering energy sector and solid stock selection in the industrial machinery and the media and leisure sectors.

Q. WHAT CAUSED THE FUND TO LAG THE LIPPER GROUP?

A. Most likely, the Lipper group benefited from the strong rotation into cyclical stocks and continued strength in the technology sector. In addition, unlike myself, many fund managers jumped on the Internet bandwagon, which boosted returns during the period.

Q. WHY DIDN'T YOU TAKE ADVANTAGE OF THE HYPE IN THE INTERNET SECTOR?

A. My focus is on undervalued assets, which can include companies with low price-to-book ratios or significant hidden assets, companies with either current high free cash flow or that offer the potential for improving cash flow generation, and companies with strong balance sheets, favorable debt/equity ratios and high returns on assets. While I think the Internet offers some compelling growth stories, I have not found many companies in this sector that meet my investment criteria.

Q. WHICH STOCKS DID MEET YOUR INVESTMENT CRITERIA?

A. The fund benefited from investments in the media and leisure sector, led by WMS Industries and Foodmaker, Inc., and the industrial machinery sector, represented by Case Corp., which was acquired at a substantial premium during the period. These companies posted strong results due to improving business fundamentals and growing market shares. Last but not least, the force was with the toy industry as the fund's holdings in Consolidated Stores benefited from the Star Wars merchandising craze, as well as a turnaround in some of its other businesses.

Q. WHICH HOLDINGS WERE DISAPPOINTMENTS?

A. Unlike many large-cap stocks that held up fairly well even after missing earnings estimates, the market was not kind to its smaller-cap brethren that missed their estimates. A good example was Cable Design Technology, a leading manufacturer of advanced electronic data transmission cables. Another disappointment for the fund was Maxwell Shoe, which saw its stock price halved following concerns over a major licensing agreement.

Q. WHAT'S YOUR OUTLOOK FOR THE MARKET?

A. The recent broadening out of market leadership and signs that the global economy is recovering are developments that could continue to benefit the types of stocks I focus on. As the market becomes increasingly convinced that global economic strength and the threat of inflation are on the horizon, the shift into cyclical and value-oriented companies should continue. Beyond the changing global environment and inflation fears, there is a compelling argument to suggest that interest rates may increase, which is especially bad for richly valued large-cap growth stocks. As a result, I'll continue to choose value stocks that offer solid earnings growth and compelling business prospects. These companies could outperform the broader market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: seeks capital
appreciation

START DATE: December 31,
1983

SIZE: as of May 31, 1999,
more than $557 million

MANAGER: Harris Leviton,
since 1996; joined Fidelity in
1986
(checkmark)

HARRIS LEVITON ON THE FUND'S
RECENT NAME AND BENCHMARK
CHANGE AND CHANGES TO
CERTAIN FUNDAMENTAL
INVESTMENT POLICIES:

"At the fund's June 16, 1999 meeting,
shareholders approved changes to
the fund's investment policies that
will reduce its emphasis on "special
situations" and increase its focus on
medium-sized companies that may
be undervalued in the marketplace.
The fund's new benchmark, the
Russell Midcap Value Index, reflects
the performance of medium-sized
U.S. companies with price
characteristics that suggest they
may be undervalued by the market.
"Changing the investment policies
and renaming it to Fidelity Advisor
Value Strategies Fund more clearly
define the portfolio as a value fund
that focuses on medium-sized
companies. I think it's important
to point out, however, that the
fund's investment objective of
capital appreciation has not
changed. My focus will continue to
be on undervalued assets or stocks
that appear inexpensive relative to
their earnings or growth potential."

INVESTMENT CHANGES



TOP TEN STOCKS AS OF MAY 31,
1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE STOCKS 6 MONTHS AGO

Foodmaker, Inc.                 5.0                      3.8

WMS Industries, Inc.            4.6                      2.4

AFC Cable Systems, Inc.         3.9                      4.1

Case Corp.                      3.7                      0.7

Cable Design Technology Corp.   3.6                      4.3

USG Corp.                       2.6                      3.0

Midway Games, Inc.              2.5                      2.3

Corn Products International,    2.5                      2.2
Inc.

Whole Foods Market, Inc.        2.4                      4.0

Hasbro, Inc.                    2.3                      0.0

TOP FIVE MARKET SECTORS AS OF
MAY 31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE MARKET SECTORS 6
                                                        MONTHS AGO

MEDIA & LEISURE                 14.3                     13.3

BASIC INDUSTRIES                12.1                     11.6

RETAIL & WHOLESALE              11.3                     8.7

TECHNOLOGY                      10.4                     9.1

DURABLES                        10.3                     13.0


ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF MAY 31, 1999 *

                               Stocks 99.3%

                               Convertible  Securities 0.7%

                               Short-Term  Investments 0.0%

* FOREIGN INVESTMENTS                                        1.9%


Row: 1, Col: 1, Value: 99.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.7000000000000001
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 0.0

AS OF NOVEMBER 30, 1998 **

                            Stocks 95.7%

                            Convertible  Securities 1.8%

                            Short-Term  Investments 2.5%

** FOREIGN INVESTMENTS                                    1.4%


Row: 1, Col: 1, Value: 95.7
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 2.5

INVESTMENTS MAY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 99.3%

                                 SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.5%

DEFENSE ELECTRONICS - 0.5%

Herley Industries, Inc.           208,666                  $ 2,699,616

BASIC INDUSTRIES - 12.1%

CHEMICALS & PLASTICS - 0.7%

Associated Materials, Inc.        74,000                    1,045,250

Georgia Gulf Corp.                150,700                   2,251,081

Hanna (M.A.) Co.                  43,300                    638,675

                                                            3,935,006

IRON & STEEL - 2.2%

Cold Metal Products, Inc. (a)     96,400                    204,850

Nucor Corp.                       112,300                   5,607,981

Oregon Steel Mills, Inc.          240,000                   3,285,000

Steel Dynamics, Inc. (a)          189,900                   3,240,169

                                                            12,338,000

METALS & MINING - 8.8%

AFC Cable Systems, Inc. (a)       630,025                   21,657,109

Belden, Inc.                      216,500                   5,101,281

Brush Wellman, Inc.               137,500                   2,328,906

Cable Design Technology Corp.     1,394,850                 19,702,256
(a)

                                                            48,789,552

PAPER & FOREST PRODUCTS - 0.4%

Mercer International, Inc.        407,900                   2,370,919
(SBI)

TOTAL BASIC INDUSTRIES                                      67,433,477

CONSTRUCTION & REAL ESTATE -
9.7%

BUILDING MATERIALS - 5.1%

American Standard Companies,      190,000                   8,787,500
Inc. (a)

Rock of Ages Corp. Class A (a)    172,800                   1,836,000

USG Corp.                         257,700                   14,592,263

York International Corp.          74,900                    3,159,844

                                                            28,375,607

CONSTRUCTION - 4.6%

Beazer Homes USA, Inc. (a)        237,000                   5,273,250

Butler Manufacturing Co.          47,000                    1,321,875

Engle Homes, Inc.                 202,200                   2,717,063

Lennar Corp.                      124,100                   2,807,763

M/I Schottenstein Homes, Inc.     222,600                   4,312,875

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE -
CONTINUED

CONSTRUCTION - CONTINUED

NCI Building Systems, Inc. (a)    51,800                   $ 1,307,950

U.S. Home Corp. (a)               230,800                   7,962,600

                                                            25,703,376

TOTAL CONSTRUCTION & REAL                                   54,078,983
ESTATE

DURABLES - 10.3%

AUTOS, TIRES, & ACCESSORIES -
2.4%

American Axle & Manufacturing     200,000                   3,037,500
Holdings, Inc. (a)

Navistar International Corp.      190,000                   9,381,250
(a)

OmniQuip International, Inc.      60,000                    633,750

                                                            13,052,500

CONSUMER DURABLES - 0.5%

CompX International, Inc. (a)     144,100                   2,179,513

Mikasa, Inc.                      51,800                    576,275

                                                            2,755,788

CONSUMER ELECTRONICS - 0.4%

Movado Group, Inc.                102,500                   2,472,813

HOME FURNISHINGS - 4.1%

Bassett Furniture Industries,     194,300                   4,663,200
Inc.

Furniture Brands                  20,000                    485,000
International, Inc. (a)

Heilig-Meyers Co.                 135,600                   940,725

Ladd Furniture, Inc. (a)          372,400                   7,587,650

Maxim Group, Inc. (a)(b)          999,400                   8,994,600

                                                            22,671,175

TEXTILES & APPAREL - 2.9%

Galey & Lord, Inc. (a)            115,800                   477,675

Maxwell Shoe, Inc. Class A        879,600                   7,311,675
(a)(b)

Mohawk Industries, Inc. (a)       90,000                    2,621,250

Quaker Fabric Corp. (a)           95,000                    477,969

Shaw Industries, Inc. (a)         300,000                   5,062,500

Synthetic Industries, Inc. (a)    15,000                    337,500

                                                            16,288,569

TOTAL DURABLES                                              57,240,845

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

ENERGY - 5.9%

ENERGY SERVICES - 5.9%

Baker Hughes, Inc.                300,000                  $ 9,337,500

BJ Services Co. (a)               306,800                   8,456,175

Santa Fe International Corp.      455,800                   9,229,950

Smith International, Inc.         141,200                   6,106,900

                                                            33,130,525

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Regent Pacific Group Ltd.         5,000,000                 889,731

HEALTH - 7.5%

DRUGS & PHARMACEUTICALS - 3.0%

Alliance Pharmaceutical Corp.     3,165,100                 9,396,391
(a)(b)

Cytyc Corp. (a)                   245,300                   5,089,975

Natrol, Inc. (a)                  95,000                    819,375

Sepracor, Inc. (a)                20,000                    1,275,000

                                                            16,580,741

MEDICAL EQUIPMENT & SUPPLIES
- 4.5%

Cygnus, Inc. (a)                  896,950                   10,202,806

I-Stat Corp. (a)(b)               844,700                   7,655,094

Oakley, Inc. (a)                  445,700                   3,621,313

Resound Corp. (a)                 507,000                   3,897,563

                                                            25,376,776

TOTAL HEALTH                                                41,957,517

INDUSTRIAL MACHINERY &
EQUIPMENT - 6.2%

INDUSTRIAL MACHINERY &
EQUIPMENT - 5.8%

Case Corp.                        443,500                   20,844,500

Columbus McKinnon Corp.           221,900                   5,519,763

Hardinge, Inc.                    17,500                    315,000

Milacron, Inc.                    130,500                   2,781,281

TB Wood's Corp.                   259,300                   3,030,569

                                                            32,491,113

POLLUTION CONTROL - 0.4%

Waste Management, Inc.            40,000                    2,115,000

TOTAL INDUSTRIAL MACHINERY &                                34,606,113
EQUIPMENT

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - 14.3%

ENTERTAINMENT - 0.1%

Film Roman, Inc. (a)              55,000                   $ 213,125

LEISURE DURABLES & TOYS - 2.4%

Hasbro, Inc.                      435,000                   12,451,875

Marvel Enterprises, Inc. (a)      22,600                    200,575

Silicon Gaming, Inc. (a)(b)       883,500                   662,625

                                                            13,315,075

LODGING & GAMING - 4.6%

WMS Industries, Inc. (a)(b)       1,895,100                 25,702,294

RESTAURANTS - 7.2%

CKE Restaurants, Inc.             251,600                   4,623,150

Foodmaker, Inc. (a)               1,037,700                 28,017,896

Morton's Restaurant Group,        424,800                   7,487,100
Inc. (a)(b)

                                                            40,128,146

TOTAL MEDIA & LEISURE                                       79,358,640

NONDURABLES - 4.4%

AGRICULTURE - 0.6%

Saskatchewan Wheat Pool:

Class B (non-vtg.)                478,300                   2,743,626

Class B (non-vtg.) (c)            158,000                   906,320

                                                            3,649,946

BEVERAGES - 0.1%

Celestial Seasonings, Inc. (a)    20,000                    385,000

FOODS - 3.7%

Aurora Foods, Inc. (a)            251,900                   4,282,300

Corn Products International,      463,300                   13,667,350
Inc.

Tomkins PLC                       3,457                     12,473

Vlasic Foods International,       321,400                   2,430,588
Inc. (a)

                                                            20,392,711

TOTAL NONDURABLES                                           24,427,657

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - 11.3%

APPAREL STORES - 1.4%

Big Dog Holdings, Inc. (b)        1,011,600                $ 5,247,675

Wet Seal, Inc. Class A (a)        81,000                    2,247,750

                                                            7,495,425

DRUG STORES - 1.4%

General Nutrition Companies,      482,100                   7,984,781
Inc. (a)

GENERAL MERCHANDISE STORES -
4.0%

Consolidated Stores Corp. (a)     270,000                   9,281,250

Freds, Inc. Class A (b)           761,375                   9,897,875

Stein Mart, Inc. (a)              362,300                   3,328,631

                                                            22,507,756

GROCERY STORES - 2.4%

Whole Foods Market, Inc. (a)      325,600                   13,512,400

RETAIL & WHOLESALE,
MISCELLANEOUS - 2.1%

Borders Group, Inc. (a)           340,000                   5,822,500

Cameron Ashley Building           90,000                    1,080,000
Products, Inc. (a)

Electronics Boutique Holding      55,000                    935,000
Corp. (a)

Toys R Us, Inc. (a)               157,300                   3,627,731

                                                            11,465,231

TOTAL RETAIL & WHOLESALE                                    62,965,593

SERVICES - 1.8%

PRINTING - 0.3%

Schawk, Inc. Class A              152,500                   1,820,469

SERVICES - 1.5%

CDI Corp. (a)                     34,700                    1,123,413

Service Corp. International       360,000                   6,907,500

                                                            8,030,913

TOTAL SERVICES                                              9,851,382

TECHNOLOGY - 10.0%

COMMUNICATIONS EQUIPMENT - 0.5%

Davox Corp. (a)                   335,000                   2,805,625

COMPUTER SERVICES & SOFTWARE
- 4.6%

3DO Co. (The) (a)                 260,000                   1,365,000

Activision, Inc. (a)              150,000                   2,006,250

Eidos PLC sponsored ADR (a)       111,500                   3,686,469

COMMON STOCKS - CONTINUED

                                 SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE
- CONTINUED

GT Interactive Software Corp.     823,700                  $ 3,269,059
(a)

Interplay Entertainment Corp.     590,000                   1,382,813
(a)

Midway Games, Inc. (a)            1,315,359                 13,975,689

                                                            25,685,280

COMPUTERS & OFFICE EQUIPMENT
- 2.1%

Ciprico, Inc. (a)                 115,200                   1,008,000

Performance Technologies,         730,300                   10,589,350
Inc. (a)(b)

                                                            11,597,350

ELECTRONICS - 2.8%

AVX Corp.                         590,500                   12,068,344

KEMET Corp. (a)                   126,900                   2,038,331

Richardson Electronics Ltd.       238,000                   1,561,875

                                                            15,668,550

TOTAL TECHNOLOGY                                            55,756,805

TRANSPORTATION - 5.0%

RAILROADS - 4.9%

Burlington Northern Santa Fe      231,500                   7,176,500
Corp.

CSX Corp.                         203,300                   9,542,394

Genesee & Wyoming, Inc. Class     118,000                   1,224,250
A (a)

Trinity Industries, Inc.          295,500                   9,215,906

                                                            27,159,050

TRUCKING & FREIGHT - 0.1%

SPACEHAB, Inc. (a)                90,000                    495,000

TOTAL TRANSPORTATION                                        27,654,050

UTILITIES - 0.1%

ELECTRIC UTILITY - 0.1%

CMS Energy Corp.                  10,000                    465,000

TOTAL COMMON STOCKS                                         552,515,934
(Cost $524,371,209)


CONVERTIBLE BONDS - 0.7%

MOODY'S RATINGS                           PRINCIPAL AMOUNT                 VALUE (NOTE 1)

TECHNOLOGY - 0.4%

ELECTRONICS - 0.4%

Richardson Electronics Ltd.:

7.25% 12/15/06                    B3      $ 404,000                        $ 286,840

8.25% 6/15/06                     B3       1,978,000                        1,542,840

                                                                            1,829,680

TRANSPORTATION - 0.3%

TRUCKING & FREIGHT - 0.3%

SPACEHAB, Inc. 8% 10/15/07 (c)    -        2,500,000                        1,825,000

TOTAL CONVERTIBLE BONDS                                                     3,654,680
(Cost $4,560,430)

TOTAL INVESTMENT IN                                                         $ 556,170,614
SECURITIES - 100%
(Cost $528,931,639)


LEGEND

(a) Non-income producing

(b) Affiliated company.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,731,320 or 0.5% of net assets.

INCOME TAX INFORMATION

At May 31, 1999, the aggregate cost of investment securities for income tax purposes was $528,972,910. Net unrealized appreciation aggregated $27,197,704, of which $125,116,115 related to appreciated investment securities and $97,918,411 related to depreciated investment securities.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                         MAY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at               $ 556,170,614
value (cost $528,931,639) -
See accompanying schedule

Receivable for investments                  4,220,037
sold

Receivable for fund shares                  1,987,254
sold

Dividends receivable                        257,971

Interest receivable                         121,674

Other receivables                           114,951

 TOTAL ASSETS                               562,872,501

LIABILITIES

Payable to custodian bank      $ 412,345

Payable for investments         3,627,730
purchased

Payable for fund shares         1,146,792
redeemed

Accrued management fee          164,824

Distribution fees payable       260,243

Other payables and accrued      132,838
expenses

 TOTAL LIABILITIES                          5,744,772

NET ASSETS                                 $ 557,127,729

Net Assets consist of:

Paid in capital                            $ 446,236,253

Accumulated net investment                  (1,283,551)
loss

Accumulated undistributed net               84,937,367
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                 27,237,660
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                 $ 557,127,729

STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                     MAY 31, 1999 (UNAUDITED)

CALCULATION OF MAXIMUM             $26.21
OFFERING PRICE CLASS A: NET
ASSET VALUE and redemption
price per share
($4,509,515 (divided by)
172,032 shares)

Maximum offering price per         $27.81
share (100/94.25 of $26.21)

CLASS T: NET ASSET VALUE and       $26.59
redemption price per share
($432,781,821 (divided by)
16,274,994 shares)

Maximum offering price per         $27.55
share (100/96.50 of $26.59)

CLASS B: NET ASSET VALUE and       $25.90
offering price per share
($93,565,971 (divided by)
3,612,079 shares) A

INITIAL CLASS: NET ASSET           $27.11
VALUE, offering price and
redemption price   per share
($19,156,575 (divided by)
706,648 shares)

INSTITUTIONAL CLASS: NET           $26.60
ASSET VALUE, offering price
and redemption price   per
share ($7,113,847 (divided
by) 267,454 shares)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                                  SIX MONTHS ENDED MAY 31,
                                          1999 (UNAUDITED)

INVESTMENT INCOME                              $ 1,631,396
Dividends (including $176,298
received from  affiliated
issuers)

Interest                                        271,604

 TOTAL INCOME                                   1,903,000

EXPENSES

Management fee Basic fee         $ 1,583,165

 Performance adjustment           (653,148)

Transfer agent fees               553,405

Distribution fees                 1,529,628

Accounting fees and expenses      126,103

Non-interested trustees'          1,159
compensation

Custodian fees and expenses       11,072

Registration fees                 46,457

Audit                             18,071

Legal                             9,995

Interest                          10,358

 Total expenses before            3,236,265
reductions

 Expense reductions               (49,714)      3,186,551

NET INVESTMENT INCOME (LOSS)                    (1,283,551)

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            85,106,219
(including realized gain of
$5,476,233 on sales of
investments in affiliated
issuers)

 Foreign currency transactions    2,403         85,108,622

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            (9,065,047)

 Assets and liabilities in        (3,073)       (9,068,120)
foreign currencies

NET GAIN (LOSS)                                 76,040,502

NET INCREASE (DECREASE) IN                     $ 74,756,951
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998
                               (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ (1,283,551)                  $ (3,813,374)
income (loss)

 Net realized gain (loss)       85,108,622                     39,859,599

 Change in net unrealized       (9,068,120)                    (66,249,832)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     74,756,951                     (30,203,607)
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders   (27,598,935)                   (55,555,575)
from net realized gains

Share transactions - net        (62,734,821)                   (9,889,615)
increase (decrease)

  TOTAL INCREASE (DECREASE)     (15,576,805)                   (95,648,797)
IN NET ASSETS

NET ASSETS

 Beginning of period            572,704,534                    668,353,331

 End of period (including      $ 557,127,729                  $ 572,704,534
accumulated net investment
loss   of $1,283,551 and $0,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 I       1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 23.89                        $ 27.51                   $ 22.51      $ 23.48
period

Income from Investment
Operations

Net investment income (loss) E    (.04)                          (.14)                     (.13)        .08

Net realized and unrealized       3.54                           (1.09)                    6.00         1.26
gain (loss)

Total from investment             3.50                           (1.23)                    5.87         1.34
operations

Less Distributions

From net investment income        -                              -                         -            (.37)

From net realized gain            (1.18)                         (2.39)                    (.87)        (1.94)

Total distributions               (1.18)                         (2.39)                    (.87)        (2.31)


Net asset value, end of period   $ 26.21                        $ 23.89                   $ 27.51      $ 22.51

TOTAL RETURN B, C                 15.20%                         (4.45)%                   26.96%       5.80%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 4,510                        $ 4,613                   $ 2,309      $ 638
(000 omitted)

Ratio of expenses to average      1.08% A                        1.24% G                   1.49% A, G   .99% A, D
net assets

Ratio of expenses to average      1.06% A, H                     1.23% H                   1.47% A, H   .97% A, H
net assets after expense
reductions

Ratio of net investment           (.35)% A                       (.59)%                    (.59)% A     1.00% A
income (loss) to average net
assets

Portfolio turnover                67% A                          64%                       61% A        151%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.

E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.

G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

I ELEVEN MONTHS ENDED NOVEMBER 30

                                SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1998                      1997 K       1996 J     1995 J

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 24.23                        $ 27.78                   $ 22.69      $ 24.88    $ 18.70
period

Income from Investment
Operations

Net investment income (loss)     (.05) D                        (.13) D                   (.07) D      .17 D      .39

Net realized and unrealized      3.59                           (1.10)                    6.03         .18        6.73
gain (loss)

Total from investment            3.54                           (1.23)                    5.96         .35        7.12
operations

Less Distributions

From net investment income       -                              -                         -            (.19)      (.39)

From net realized gain           (1.18)                         (2.32)                    (.87)        (2.35)     (.55)

 Total distributions             (1.18)                         (2.32)                    (.87)        (2.54)     (.94)

Net asset value, end of period  $ 26.59                        $ 24.23                   $ 27.78      $ 22.69    $ 24.88

TOTAL RETURN B, C                15.15%                         (4.40)%                   27.15%       1.53%      38.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 432,782                      $ 443,578                 $ 529,043    $ 560,645  $ 619,993
(000 omitted)

Ratio of expenses to average     1.14% A                        1.16%                     1.24% A      1.28%      1.61%
net assets

Ratio of expenses to average     1.12% A, F                     1.15% F                   1.23% A, F   1.27% F    1.61%
net assets after expense
reductions

Ratio of net investment          (.41)% A                       (.53)%                    (.29)% A     .70%       1.90%
income (loss) to average net
assets

Portfolio turnover               67% A                          64%                       61% A        151%       142%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. G
INCLUDES REIMBURSEMENT OF
$.03 PER SHARE FOR
ADJUSTMENTS TO PRIOR
PERIOD'S FEES. H YEAR ENDED
SEPTEMBER 30 I THREE MONTHS
ENDED DECEMBER 31 J YEAR
ENDED DECEMBER 31 K ELEVEN
MONTHS ENDED NOVEMBER 30





                                 1994 I       1994 H     1993 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.96      $ 22.52    $ 19.53
period

Income from Investment
Operations

Net investment income (loss)      .10 D        .39 D      .33

Net realized and unrealized       (.75)        (.81)      4.44
gain (loss)

Total from investment             (.65)        (.42)      4.77
operations

Less Distributions

From net investment income        (.35)        (.43)      (.57)

From net realized gain            (.26)        (1.71)     (1.21)

 Total distributions              (.61)        (2.14)     (1.78)

Net asset value, end of period   $ 18.70      $ 19.96    $ 22.52

TOTAL RETURN B, C                 (3.26)%      (2.24)%    26.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 375,691    $ 385,349  $ 269,833
(000 omitted)

Ratio of expenses to average      1.73% A, E   1.85%      1.57% G
net assets

Ratio of expenses to average      1.73% A      1.84% F    1.57%
net assets after expense
reductions

Ratio of net investment           2.03% A      1.89%      2.06%
income (loss) to average net
assets

Portfolio turnover                228% A       159%       183%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
ONE TIME SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE
YEAR ARE NOT ANNUALIZED. D
NET INVESTMENT INCOME (LOSS)
PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. F FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. G
INCLUDES REIMBURSEMENT OF
$.03 PER SHARE FOR
ADJUSTMENTS TO PRIOR
PERIOD'S FEES. H YEAR ENDED
SEPTEMBER 30 I THREE MONTHS
ENDED DECEMBER 31 J YEAR
ENDED DECEMBER 31 K ELEVEN
MONTHS ENDED NOVEMBER 30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 J       1996 I    1995 I

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 23.69                        $ 27.23                   $ 22.36      $ 24.56   $ 18.57
period

Income from Investment
Operations

Net investment income (loss)      (.11) D                        (.27) D                   (.18) D      .04 D     .38

Net realized and unrealized       3.50                           (1.07)                    5.92         .18       6.54
gain (loss)

Total from investment             3.39                           (1.34)                    5.74         .22       6.92
operations

Less Distributions

From net investment income        -                              -                         -            (.07)     (.38)

From net realized gain            (1.18)                         (2.20)                    (.87)        (2.35)    (.55)

Total distributions               (1.18)                         (2.20)                    (.87)        (2.42)    (.93)

Net asset value, end of period   $ 25.90                        $ 23.69                   $ 27.23      $ 22.36   $ 24.56

TOTAL RETURN B, C                 14.85%                         (4.94)%                   26.55%       1.00%     37.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 93,566                       $ 101,234                 $ 109,646    $ 98,535  $ 87,566
(000 omitted)

Ratio of expenses to average      1.69% A                        1.71%                     1.78% A      1.80%     2.11%
net assets

Ratio of expenses to average      1.67% A, G                     1.70% G                   1.77% A, G   1.79% G   2.10% G
net assets after expense
reductions

Ratio of net investment           (.96)% A                       (1.07)%                   (.84)% A     .18%      1.40%
income (loss) to average
net assets

Portfolio turnover                67% A                          64%                       61% A        151%      142%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. H THREE
MONTHS ENDED DECEMBER 31 I
YEAR ENDED DECEMBER 31 J
ELEVEN MONTHS ENDED NOVEMBER
30





                                 1994 H       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 19.98      $ 19.65
period

Income from Investment
Operations

Net investment income (loss)      .06 D        .05 D

Net realized and unrealized       (.74)        .28
gain (loss)

Total from investment             (.68)        .33
operations

Less Distributions

From net investment income        (.47)        -

From net realized gain            (.26)        -

Total distributions               (.73)        -

Net asset value, end of period   $ 18.57      $ 19.98

TOTAL RETURN B, C                 (3.41)%      1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,090     $ 8,824
(000 omitted)

Ratio of expenses to average      2.58% A      2.63% A, F
net assets

Ratio of expenses to average      2.53% A, G   2.63% A
net assets after expense
reductions

Ratio of net investment           1.22% A      1.11% A
income (loss) to average
net assets

Portfolio turnover                228% A       159%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
CONTINGENT DEFERRED SALES
CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT
ANNUALIZED. D NET INVESTMENT
INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E FOR THE
PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF
CLASS B SHARES) TO SEPTEMBER
30, 1994. F FMR AGREED TO
REIMBURSE A PORTION OF THE
CLASS' EXPENSES DURING THE

PERIOD. WITHOUT THIS
REIMBURSEMENT, THE CLASS'
EXPENSE RATIO WOULD HAVE
BEEN HIGHER. G FMR OR THE
FUND HAS ENTERED INTO
VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF
THE CLASS' EXPENSES. H THREE
MONTHS ENDED DECEMBER 31 I
YEAR ENDED DECEMBER 31 J
ELEVEN MONTHS ENDED NOVEMBER
30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

                                 SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                 (UNAUDITED)                    1998                      1997 K      1996 J    1995 J

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.61                        $ 28.19                   $ 22.90     $ 25.10   $ 18.86
period

Income from Investment
Operations

Net investment income (loss)      .02 D                          (.02) D                   .04 D       .28 D     .50

Net realized and unrealized       3.66                           (1.12)                    6.12        .19       6.79
gain (loss)

Total from investment             3.68                           (1.14)                    6.16        .47       7.29
operations

Less Distributions

From net investment income        -                              - E                       -           (.32)     (.50)

From net realized gain            (1.18)                         (2.44) E                  (.87)       (2.35)    (.55)

Total distributions               (1.18)                         (2.44)                    (.87)       (2.67)    (1.05)

Net asset value, end of period   $ 27.11                        $ 24.61                   $ 28.19     $ 22.90   $ 25.10

TOTAL RETURN B, C                 15.50%                         (3.98)%                   27.79%      2.00%     38.75%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 19,157                       $ 18,471                  $ 21,792    $ 20,406  $ 23,428
(000 omitted)

Ratio of expenses to average      .60% A                         .70%                      .77% A      .82%      1.04%
net assets

Ratio of expenses to average      .58% A, F                      .69% F                    .76% A, F   .81% F    1.03% F
net assets after expense
reductions

Ratio of net investment           .14% A                         (.06)%                    .18% A      1.16%     2.47%
income (loss)  to average
net assets

Portfolio turnover                67% A                          64%                       61% A       151%      142%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E THE AMOUNTS
SHOWN REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES. F
FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES. G INCLUDES
REIMBURSEMENT OF $.03 PER
SHARE FOR ADJUSTMENTS TO
PRIOR PERIOD'S FEES. H YEAR
ENDED SEPTEMBER 30 I THREE
MONTHS ENDED DECEMBER 31 J
YEAR ENDED DECEMBER 31 K
ELEVEN MONTHS ENDED NOVEMBER
30





                                 1994 I       1994 H    1993 H

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 20.23      $ 22.72   $ 19.72
period

Income from Investment
Operations

Net investment income (loss)      .13 D        .54 D     .45

Net realized and unrealized       (.74)        (.81)     4.46
gain (loss)

Total from investment             (.61)        (.27)     4.91
operations

Less Distributions

From net investment income        (.50)        (.51)     (.70)

From net realized gain            (.26)        (1.71)    (1.21)

Total distributions               (.76)        (2.22)    (1.91)

Net asset value, end of period   $ 18.86      $ 20.23   $ 22.72

TOTAL RETURN B, C                 (3.02)%      (1.51)%   26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 17,583     $ 18,850  $ 20,707
(000 omitted)

Ratio of expenses to average      1.14% A      1.15%     .89% G
net assets

Ratio of expenses to average      1.11% A, F   1.14% F   .89%
net assets after expense
reductions

Ratio of net investment           2.65% A      2.60%     2.74%
income (loss)  to average
net assets

Portfolio turnover                228% A       159%      183%

A ANNUALIZED B THE TOTAL
RETURNS WOULD HAVE BEEN
LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIODS SHOWN. C TOTAL
RETURNS DO NOT INCLUDE THE
FORMER ONE TIME SALES CHARGE
AND FOR PERIODS OF LESS THAN
ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME
(LOSS) PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING
THE PERIOD. E THE AMOUNTS
SHOWN REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES. F
FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS
WITH THIRD PARTIES WHO
EITHER PAID OR REDUCED A
PORTION OF THE CLASS'
EXPENSES. G INCLUDES
REIMBURSEMENT OF $.03 PER
SHARE FOR ADJUSTMENTS TO
PRIOR PERIOD'S FEES. H YEAR
ENDED SEPTEMBER 30 I THREE
MONTHS ENDED DECEMBER 31 J
YEAR ENDED DECEMBER 31 K
ELEVEN MONTHS ENDED NOVEMBER
30


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                SIX MONTHS ENDED MAY 31, 1999  YEARS ENDED NOVEMBER 30,

                                (UNAUDITED)                    1998                      1997 H       1996 G    1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 24.17                        $ 27.63                   $ 22.57      $ 24.80   $ 22.35
of period

Income from Investment
Operations

Net investment  income (loss)    .02 D                          (.05) D                   (.05) D      .29 D     .55

Net realized and unrealized      3.59                           (1.10)                    5.98         .17       3.00
gain (loss)

Total from investment            3.61                           (1.15)                    5.93         .46       3.55
operations

Less Distributions

From net investment  income      -                              -                         -            (.34)     (.55)

From net realized gain           (1.18)                         (2.31)                    (.87)        (2.35)    (.55)

Total distributions              (1.18)                         (2.31)                    (.87)        (2.69)    (1.10)

Net asset value, end  of        $ 26.60                        $ 24.17                   $ 27.63      $ 22.57   $ 24.80
period

TOTAL RETURN B, C                15.49%                         (4.12)%                   27.16%       1.99%     15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 7,114                        $ 4,808                   $ 5,564      $ 41,832  $ 20,429
(000 omitted)

Ratio of expenses to  average    .62% A                         .85%                      1.06% A      .78%      .97% A
net assets

Ratio of expenses to  average    .58% A, F                      .84% F                    1.05% A, F   .76% F    .96% A, F
net assets after expense
reductions

Ratio of net investment          .14% A                         (.20)%                    (.21)% A     1.21%     2.55% A
income (loss) to average net
assets

Portfolio turnover               67% A                          64%                       61% A        151%      142%


A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G YEAR ENDED DECEMBER 31

H ELEVEN MONTHS ENDED NOVEMBER 30

NOTES TO FINANCIAL STATEMENTS

For the period ended May 31, 1999 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Advisor Value Strategies Fund (formerly Advisor Strategic Opportunities Fund)(the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. On January 14, 1999, the Board of Trustees approved a change in the name of Fidelity Advisor Strategic Opportunities Fund to Fidelity Advisor Value Strategies Fund effective on or about July 1, 1999. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FOREIGN CURRENCY TRANSLATION - CONTINUED

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Purchases and sales of securities, other than short-term securities, aggregated $179,455,661 and $258,459,753, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the investment performance of the asset-weighted average return of all classes as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .35% of average net assets after the performance adjustment. On June 16, 1999, the shareholders of the fund approved the elimination of the performance adjustment after an 18 month phase-out period ending December 31, 2000.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, except for the Initial Class (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 5,297      $ 47

CLASS T    1,053,712    25,755

CLASS B    470,619      353,953

          $ 1,529,628  $ 379,755

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO FDC  RETAINED BY FDC

CLASS A   $ 15,463     $ 3,975

CLASS T    50,013       11,640

CLASS B    210,960      210,960*

          $ 276,436    $ 226,575

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS, BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE MADE.

TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

                       AMOUNT     % OF AVERAGE NET ASSETS

CLASS A                $ 8,176    .39 *

CLASS T                 416,023   .20 *

CLASS B                 110,643   .24 *

INITIAL CLASS           14,555    .16 *

INSTITUTIONAL CLASS     4,008     .19 *

                       $ 553,405

* ANNUALIZED

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $41,684 for the period.

5. BANK BORROWINGS.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $2,539,552. The weighted average interest rate was 5.10%.

6. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $48,983 under this arrangement.

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $75 under the custodian arrangement, and the Institutional Class' transfer agent fees were reduced by $656 under its transfer agent arrangement.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class were as follows:

                        SIX MONTHS ENDED MAY 31, 1999  YEAR ENDED NOVEMBER 30, 1998

FROM NET REALIZED GAIN

Class A                 $ 222,049                      $ 203,594

Class T                  21,323,415                     44,119,122

Class B                  4,978,545                      8,992,409

Initial Class            879,463                        1,877,364

Institutional Class      195,463                        363,086

Total                   $ 27,598,935                   $ 55,555,575


8. SHARE TRANSACTIONS.

Transactions for each class of shares for the periods are as follows:

                                SHARES                                             DOLLARS

                                SIX MONTHS ENDED MAY 31,  YEAR ENDED NOVEMBER 30,  SIX MONTHS ENDED MAY 31,

                                1999                      1998                     1999



CLASS A Shares sold              38,846                    149,962                 $ 940,001

Reinvestment of distributions    9,198                     8,353                    219,449

Shares redeemed                  (69,129)                  (49,135)                 (1,637,930)

Net increase (decrease)          (21,085)                  109,180                 $ (478,480)

CLASS T Shares sold              3,057,696                 4,972,644               $ 75,262,246

Reinvestment of distributions    765,935                   1,556,391                18,545,502

Shares redeemed                  (5,856,282)               (7,262,586)              (141,575,464)

Net increase (decrease)          (2,032,651)               (733,551)               $ (47,767,716)

CLASS B Shares sold              233,627                   933,371                 $ 5,581,747

Reinvestment of distributions    193,943                   346,309                  4,585,887

Shares redeemed                  (1,088,389)               (1,032,851)              (25,380,601)

Net increase (decrease)          (660,819)                 246,829                 $ (15,212,967)

INITIAL CLASS Shares sold        1,104                     2,933                   $ 27,263

Reinvestment of distributions    31,786                    68,311                   782,724

Shares redeemed                  (76,680)                  (93,899)                 (1,855,451)

Net increase (decrease)          (43,790)                  (22,655)                $ (1,045,464)

INSTITUTIONAL CLASS Shares       158,023                   220,720                 $ 3,961,553
sold

Reinvestment of distributions    7,153                     11,710                   172,793

Shares redeemed                  (96,630)                  (234,866)                (2,364,540)

Net increase (decrease)          68,546                    (2,436)                 $ 1,769,806





                                YEAR ENDED NOVEMBER 30,

                                1998



CLASS A Shares sold             $ 3,743,916

Reinvestment of distributions    200,346

Shares redeemed                  (1,208,504)

Net increase (decrease)         $ 2,735,758

CLASS T Shares sold             $ 126,364,372

Reinvestment of distributions    37,826,161

Shares redeemed                  (182,732,848)

Net increase (decrease)         $ (18,542,315)

CLASS B Shares sold             $ 23,549,084

Reinvestment of distributions    8,275,545

Shares redeemed                  (25,089,860)

Net increase (decrease)         $ 6,734,769

INITIAL CLASS Shares sold       $ 75,101

Reinvestment of distributions    1,679,237

Shares redeemed                  (2,355,583)

Net increase (decrease)         $ (601,245)

INSTITUTIONAL CLASS Shares      $ 5,783,275
sold

Reinvestment of distributions    283,206

Shares redeemed                  (6,283,063)

Net increase (decrease)         $ (216,582)


9. TRANSACTIONS WITH AFFILIATED COMPANIES.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH
AFFILIATED COMPANIES

AFFILIATE                            PURCHASE COST      SALES COST        DIVIDEND INCOME      VALUE

AFC Cable Systems, Inc.              $ -                $ 1,826,820       $ -                  $ -

Alliance Pharmaceutical Corp.         1,257,215          -                 -                    9,396,391

Big Dog Holdings, Inc.                -                  -                 101,160              5,247,675

Freds, Inc. Class A                   1,992,627          -                 75,138               9,897,875

Harveys Casino Resorts                -                  6,582,078         -                    -

I-Stat Corp.                          96,563             -                 -                    7,655,094

Maxim Group, Inc.                     -                  -                 -                    8,994,600

Maxwell Shoe, Inc. Class A            781,342            -                 -                    7,311,675

Morton's Restaurant Group,            -                  -                 -                    7,487,100
Inc.

Performance Technologies,             -                  -                 -                    10,589,350
Inc.

Reno Air, Inc.                        -                  2,835,000         -                    -

Silicon Gaming, Inc.                  -                  418,852           -                    662,625

WMS Industries, Inc.                  770,608            -                 -                    25,702,294

TOTALS                               $ 4,898,355        $ 11,662,750      $ 176,298            $ 92,944,679


10. CHANGE IN INDEPENDENT AUDITOR.

Based on the recommendation of the Audit Committee of Fidelity Advisor Value Strategies Fund (formerly Advisor Strategic Opportunities Fund), the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the fund's independent auditor and voted to appoint Deloitte & Touche LLP for the fiscal year ended November 30, 1999. For the fiscal years ended November 30, 1998 and November 30, 1997, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

PROXY VOTING RESULTS

A special meeting of the fund's shareholders was held on June 16, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1(A)

To eliminate certain fundamental investment policies of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    218,298,394.14   79.170

Against        40,319,702.00    14.622

Abstain        17,116,370.91    6.208

TOTAL          275,734,467.05   100.000


PROPOSAL 1(B)

To approve an amended management contract for the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST

Affirmative    190,684,652.43   69.155

Against        67,795,111.38    24.587

Abstain        17,254,703.24    6.258

TOTAL          275,734,467.05   100.000






INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research (U.K.) Inc., London, England

Fidelity Management & Research
(Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Abigail P. Johnson, Vice President

Harris Leviton, Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karsetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS

Fidelity Advisor Consumer
Industries Fund

Fidelity Advisor Cyclical
Industries Fund

Fidelity Advisor Financial
Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Natural
Resources Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS

Fidelity Advisor Latin America Fund

Fidelity Advisor Emerging Asia Fund

Fidelity Advisor Japan Fund

Fidelity Advisor Europe Capital Appreciation Fund

Fidelity Advisor International
Capital Appreciation Fund

Fidelity Advisor Overseas Fund

Fidelity Advisor Diversified
 International Fund

Fidelity Advisor Global Equity Fund

Fidelity Advisor TechnoQuant SM
 Growth Fund

Fidelity Advisor Small Cap Fund

Fidelity Advisor Value Strategies Fund

Fidelity Advisor Mid Cap Fund

Fidelity Advisor Retirement Growth Fund

Fidelity Advisor Equity Growth Fund

Fidelity Advisor Large Cap Fund

Fidelity Advisor Dividend Growth Fund

Fidelity Advisor Growth
Opportunities Fund

GROWTH AND INCOME FUNDS

Fidelity Advisor Growth & Income Fund

Fidelity Advisor Equity Income Fund

Fidelity Advisor Asset Allocation Fund

Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS

Fidelity Advisor Emerging Markets Income Fund

Fidelity Advisor High Yield Fund

Fidelity Advisor Strategic Income Fund

Fidelity Advisor Mortgage
Securities Fund

Fidelity Advisor Government Investment Fund

Fidelity Advisor Intermediate Bond Fund

Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS

Fidelity Advisor Municipal Income Fund

Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS

Prime Fund

Treasury Fund

Tax-Exempt Funds

ISO-SANN-0799   79625
1.704745.101

(Fidelity Logo Graphic)(registered trademark)